Registration No. 2-94157/811-04146
As filed with the Securities and Exchange Commission on April 25, 2012

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 100
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 101

JOHN HANCOCK VARIABLE INSURANCE TRUST
(FORMERLY, JOHN HANCOCK TRUST)
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)
(617) 663-3000

Thomas Kinzler
Secretary
John Hancock Variable Insurance Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:
Mark Goshko
Kirkpatrick & Lockhart Preston Gates Ellis LLP
State Street Financial Center
Lincoln Street
Boston, MA 02111-2950

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on (April 30, 2012) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Variable Insurance Trust (“JHVIT” or the “Trust”), formerly John Hancock Trust, is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts (“variable contracts”). JHVIT provides a range of investment objectives through 107 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

Ticker
Fund Name	Series I	Series II	Series III	Series NAV

500 Index Trust	JEINX
500 Index Trust B
Active Bond Trust	JEABX
All Cap Core Trust	JEACX
All Cap Value Trust
Alpha Opportunities Trust	JAPOX			JAPNX
American Asset Allocation Trust	JAAOX	JAATX	JAAHX
American Blue Chip Income and Growth Trust	JACHX		JACHX
American Global Growth Trust		JAOTX	JAOHX
American Global Small Capitalization Trust		JASTX	JASHX
American Growth Trust	JEGRX		JAGHX
American Growth-Income Trust	JEGFX		JARHX
American High-Income Bond Trust		JAHTX	JAHHX
American International Trust	JEILX		JAIHX
American New World Trust	JANOX	JANTX	JANHX
Balanced Trust	JBLNX			JBLNX
Blue Chip Growth Trust
Bond PS Series Trust		JBPDX		JBPFX
Bond Trust	JBNIX	JBNJX		JBNNX
Capital Appreciation Trust
Capital Appreciation Value Trust
Core Allocation Plus Trust	JGAOX	JGAIX		JGANX
Core Allocation Trust	JCLOX	JCLTX		JCLDX
Core Balanced Strategy Trust				JBSNX
Core Balanced Trust	JCBOX	JCBTX		JCBNX
Core Bond Trust
Core Disciplined Diversification Trust		JCDTX		JCDNX
Core Global Diversification Trust	JCGOX	JCGTX	JCGEX
Core Strategy Trust	JIAOX	JIATX		JIANX
Core Fundamental Holdings Trust	JCFOX	JCFTX	JCFHX
Currency Strategies Trust
Disciplined Diversification Trust	JGBOX	JGBTX		JGBNX
Emerging Markets Value Trust	JEMBX			JEMAX
Equity-Income Trust
Financial Services Trust	JEFSX
Franklin Templeton Founding Allocation Trust	JFAOX	JFATX		JFANX
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)	JEQAX
Fundamental Holdings Trust (formerly American Fundamental Holdings Trust)	JFHOX	JFHTX	JFHHX
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
Fundamental Value Trust
Global Bond Trust
Global Diversification Trust (formerly American Global Diversification Trust)	JGDOX	JGDTX	JGDHX
Global Trust	JEFGX
Growth Equity Trust				JGEAX
Health Sciences Trust	JEHSX
Heritage Trust
High Yield Trust
Income Trust				JINAX
International Core Trust
International Equity Index Trust A	JEIEX			JIENX
International Equity Index Trust B
International Growth Stock Trust				JGSDX
International Index Trust				JIXNX
International Opportunities Trust
International Small Company Trust	JISAX
International Value Trust				JIVNX
Investment Quality Bond Trust
Large Cap Trust
Lifecycle 2010 Trust
Lifecycle 2015 Trust
Lifecycle 2020 Trust
Lifecycle 2025 Trust
Lifecycle 2030 Trust
Lifecycle 2035 Trust
Lifecycle 2040 Trust
Lifecycle 2045 Trust
Lifecycle 2050 Trust
Lifestyle Aggressive Trust	JELAX
Lifestyle Balanced PS Series		JLBSX
Lifestyle Balanced Trust	JELBX	JLBTX
Lifestyle Conservative PS Series		JLCSX
Lifestyle Conservative Trust	JELCX	JLCTX
Lifestyle Growth PS Series		JLBIX
Lifestyle Growth Trust	JELGX	JLGTX

Ticker
Fund Name	Series I	Series II	Series III	Series NAV

Lifestyle Moderate PS Series		JLMSX
Lifestyle Moderate Trust	JELMX	JLMTX
Mid Cap Index Trust	JECIX
Mid Cap Stock Trust
Mid Cap Value Equity Trust				JCVAX
Mid Value Trust	JEMUX
Money Market Trust	JHOXX	JMMXX
Money Market Trust B
Mutual Shares Trust	JMSUX			JMSAX
Natural Resources Trust
New Income Trust
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust	JESTX
Short Term Government Income Trust	JSTOX	JSTTX		JSTDX
Small Cap Growth Trust	JESGX
Small Cap Index Trust	JESIX
Small Cap Opportunities Trust
Small Cap Value Trust	JESVX
Small Company Growth Trust
Small Company Value Trust
Smaller Company Growth Trust	JGSOX	JSGTX		JSGNX
Strategic Allocation Trust				JSADX
Strategic Income Opportunities Trust	JESNX
Total Bond Market Trust A	JEBNX	JEBBX
Total Bond Market Trust B
Total Return Trust
Total Stock Market Index Trust	JETSX
Ultra Short Term Bond Trust	JUSAX	JUSDX		JUSNX
U.S. Equity Trust (formerly U.S. Multi Sector Trust)
Utilities Trust	JEUTX
Value & Restructuring Trust
Value Trust	JEVLX

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the adviser or any subadvisers to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated April 30, 2012

JOHN HANCOCK VARIABLE INSURANCE TRUST

500 INDEX TRUST

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.46%	0.05%	0.02%	0.53%

Series II	0.46%	0.25%	0.02%	0.73%

Series NAV	0.46%	0.00%	0.02%	0.48%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$54	$170	$296	$665

Series II	$75	$233	$406	$906

Series NAV	$49	$154	$269	$604

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that fund’s investments in certain instruments, such as index futures, total return swaps and exchange-traded funds (ETFs) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk  An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	15.89% (Quarter ended 6/30/2009) Worst Quarter: −22.00% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.57%	−0.73%	2.39%	5/2/2000
Series II	1.37%	−0.94%	2.19%	1/28/2002
Series NAV	1.65%	−0.67%	2.30%	10/31/2005
S&P 500 Index	2.11%	−0.25%	2.92%	5/2/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

500 INDEX TRUST B

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.47%	0.00%	0.02%	0.49%	-0.24%	0.25%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$133	$250	$593

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 29, 2012, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk  An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	15.85% (Quarter ended 6/30/2009) Worst Quarter: −22.11% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	1.87%	−0.46%	2.70%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 1996. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

ACTIVE BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.60%	0.05%	0.03%	0.01%	0.69%

Series II	0.60%	0.25%	0.03%	0.01%	0.89%

Series NAV	0.60%	0.00%	0.03%	0.01%	0.64%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$70	$221	$384	$859

Series II	$91	$284	$493	$1,096

Series NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity. As part of its investment strategy, the fund may invest in mortgage-backed securities to a significant extent.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities;

•	Asset-backed securities and mortgage-backed securities, both investment grade and non-investment grade, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);

•	Corporate bonds, both U.S. and foreign, and without any limit on credit quality; and

•	Foreign government and agency securities.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Each subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio, which may increase expenses and affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

The fund employs a multi-manager approach with two subadvisers, Declaration Management & Research LLC (“Declaration”) and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”), each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* John Hancock Asset Management

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar-denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

John Hancock Asset Management

John Hancock Asset Management uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. John Hancock Asset Management tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar-denominated and foreign currency-denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by John Hancock Asset Management will be invested in asset-backed securities rated lower than A by both rating agencies.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Swaptions  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaptions.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities  Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	9.91% (Quarter ended 9/30/2009) Worst Quarter: −5.91% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.81%	6.95%	6.01%	4/29/2005
Series II	5.70%	6.75%	5.88%	4/29/2005
Series NAV	5.97%	7.02%	6.06%	3/29/1986
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	3/29/1986

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.
John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N. Given. Vice President; managed fund since 2006. Howard C. Greene. Senior Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

ALL CAP CORE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.78%	0.05%	0.03%	0.86%

Series II	0.78%	0.25%	0.03%	1.06%

Series NAV	0.78%	0.00%	0.03%	0.81%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($26 million to $505.7 billion as of February 29, 2012).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. government securities.

The subadviser blends fundamental equity analysis and quantitative theory into a disciplined and systematic process. The technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The sub-adviser’s systematic equity strategy evaluates current market conditions to dynamically weight each stock selection factor in a quantitative model. Stock selection factors include multiple valuation, growth, quality, and sentiment and stability characteristics. The relative weights of these factors in the model vary according to the favorability of current conditions for each factor. Conditions include the phase of the economic cycle, liquidity, and market sentiment, fear and greed.

The subadviser extensively ranks the Russell 3000 Index universe according to this dynamic model to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	17.59% (Quarter ended 6/30/2009) Worst Quarter: −23.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.41%	−2.00%	2.61%	7/15/1996
Series II	0.14%	−2.21%	2.42%	1/28/2002
Series NAV	0.40%	−1.96%	2.65%	4/29/2005
Russell 3000 Index	1.03%	−0.01%	3.51%	7/15/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

QS Investors, LLC	Robert Wang. Head of Portfolio Implementation; managed fund since 2010. Russell Shtern, CFA. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

ALL CAP VALUE TRUST

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.77%	0.05%	0.05%	0.87%

Series II	0.77%	0.25%	0.05%	1.07%

Series NAV	0.77%	0.00%	0.05%	0.82%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$278	$482	$1,073

Series II	$109	$340	$590	$1,306

Series NAV	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($162 million to $505.7 billion as of February 29, 2012). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	16.35% (Quarter ended 9/30/2009) Worst Quarter: −23.92% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−4.20%	2.06%	4.42%	4/30/2001
Series II	−4.41%	1.87%	4.24%	1/28/2002
Series NAV	−4.17%	2.15%	4.48%	2/28/2005
Russell 3000 Value Index	−0.10%	−2.58%	4.08%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Lord, Abbett & Co. LLC	Robert P. Fetch. Partner and Director; managed fund since 2001. Deepak Khanna. Partner and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

ALPHA OPPORTUNITIES TRUST

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.97%	0.05%	0.05%	1.07%

Series II1	0.97%	0.25%	0.05%	1.27%

Series NAV	0.97%	0.00%	0.05%	1.02%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve,” the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or options linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed-income securities may include non-investment-grade instruments.

The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products, to reduce risk and enhance potential income.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	18.66% (Quarter ended 6/30/2009) Worst Quarter: −19.40% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−8.14%	8.58%	6/2/2009
Series NAV	−8.02%	8.65%	10/7/2008
Russell 3000 Index	1.03%	8.52%	10/7/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management; managed fund since 2008.
Gregg R. Thomas, CFA. Vice President and Director of Risk Management; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN ASSET ALLOCATION TRUST

Investment Objective

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.30%	0.60%	0.04%	0.94%

Series II	0.30%	0.75%	0.04%	1.09%

Series III	0.30%	0.25%	0.04%	0.59%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	$520	$1,155

Series II	$111	$347	$601	$1,329

Series III	$60	$189	$329	$738

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund(SM), a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization (“NRSRO”) designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Asset allocation risk  Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the adviser may favor an asset category that performs poorly relative to the other asset categories.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk  Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:	12.40% (Quarter ended 6/30/2003) Worst Quarter: −16.41% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.91%	0.84%	4.32%	4/28/2008
Series II	0.86%	0.68%	3.85%	5/1/2007
Series III	1.27%	1.21%	4.51%	1/2/2008
S&P 500 Index	2.11%	−0.25%	2.92%	5/1/2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	5/1/2007
Combined Index	4.69%	2.84%	4.40%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Alan N. Berro. Senior Vice President; Senior Vice President - Capital World Investors; managed the fund since 2000.
David A. Daigle. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2009.
Jefferey T. Lager. Senior Vice President - Capital World Investors; managed the fund since 2007.
James R. Mulally. Senior Vice President - Fixed Income, CRMC; managed the fund since 2006.
Eugene P. Stein. Senior Vice President - Capital World Investors; managed the fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Investment Objective

To seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.41%	0.60%	0.05%	1.06%

Series II	0.41%	0.75%	0.05%	1.21%

Series III	0.41%	0.25%	0.05%	0.71%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$108	$337	$585	$1,294

Series II	$123	$384	$665	$1,466

Series III	$73	$227	$395	$883

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Blue Chip Income and Growth Fund(SM), a series of American Funds Insurance Series. The master fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The master fund also ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The master fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside United States, so long as they are listed or traded in the U.S. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk  Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	16.95% (Quarter ended 6/30/2003) Worst Quarter: −21.34% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−1.30%	−1.96%	2.13%	7/9/2003
Series II	−1.45%	−2.12%	1.97%	5/5/2003
Series III	−0.95%	−1.44%	2.40%	1/2/2008
S&P 500 Index	2.11%	−0.25%	2.92%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

C. Ross Sappenfield. Senior Vice President; Senior Vice President - Capital Research Global Investors; managed the fund since 2001.
Christopher D. Buchbinder. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.
James B. Lovelace. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN GLOBAL GROWTH TRUST

Investment Objective

To seek to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.53%	0.60%	0.07%	1.20%

Series II	0.53%	0.75%	0.07%	1.35%

Series III	0.53%	0.25%	0.07%	0.85%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$122	$381	$660	$1,455

Series II	$137	$428	$739	$1,624

Series III	$87	$271	$471	$1,049

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund(SM), a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the adviser believes have potential for growth. The Global Growth Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries and expects to be invested in numerous countries around the world. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	22.00% (Quarter ended 6/30/2009) Worst Quarter: −20.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−9.24%	0.05%	6.21%	11/5/2010
Series II	−9.40%	−0.05%	5.77%	5/1/2007
Series III	−8.92%	0.49%	6.45%	1/2/2008
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	−1.82%	4.15%	5/1/2007
Lipper Global Fund Index	−9.96%	−2.19%	3.91%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Robert W. Lovelace. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1997.
Martin Jacobs. Senior Vice President - Capital World Investors; managed the fund since 2009.
Steven T. Watson. Senior Vice President - Capital World Investors; managed the fund since 2002.
Paul A. White. Senior Vice President - Capital World Investors; managed the fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Investment Objective

To seek to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.70%	0.60%	0.11%	1.41%

Series II	0.70%	0.75%	0.11%	1.56%

Series III	0.70%	0.25%	0.11%	1.06%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$144	$446	$771	$1,691

Series II	$159	$493	$850	$1,856

Series III	$108	$337	$585	$1,294

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund(SM), a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market movements. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Global Small Capitalization Fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in emerging and developing countries. The fund expects to be invested in numerous countries around the world.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	29.18% (Quarter ended 6/30/2009) Worst Quarter: −31.38% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−19.43%	−2.53%	7.60%	11/5/2010
Series II	−19.63%	−2.61%	7.16%	5/1/2007
Series III	−19.24%	−2.10%	7.84%	1/2/2008
MSCI AC World Small Cap Index (gross of foreign withholding taxes on dividends)	−10.96%	0.69%	9.27%	5/1/2007
S&P / Citigroup Global ex. US < 2 Billion Index	−19.61%	−1.00%	11.12%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Gordon Crawford. Senior Vice President - Capital Research Global Investors; managed the fund since 1998.
Mark E. Denning. Senior Vice President - Capital Research Global Investors; managed the fund since 1998.
J. Blair Frank. Senior Vice President - Capital Research Global Investors; managed the fund since 2003.
Harold H. La. Senior Vice President - Capital Research Global Investors; managed the fund since 2008.
Dylan J. Yolles. Senior Vice President - Capital Research Global Investors; managed the fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN GROWTH TRUST

Investment Objective

To seek to provide growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.32%	0.60%	0.05%	0.97%

Series II	0.32%	0.75%	0.05%	1.12%

Series III	0.32%	0.25%	0.05%	0.62%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$114	$356	$617	$1,363

Series III	$63	$199	$346	$774

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund(SM), a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	20.80% (Quarter ended 6/30/2003) Worst Quarter: −26.20% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−4.63%	−0.44%	3.65%	7/9/2003
Series II	−4.79%	−0.58%	3.49%	5/5/2003
Series III	−4.29%	−0.11%	3.81%	1/2/2008
S&P 500 Index	2.11%	−0.25%	2.92%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Donnalisa Parks Barnum. Senior Vice President - Capital World Investors; managed the fund since 2003.
Gregg E. Ireland. Senior Vice President - Capital World Investors; managed the fund since 2006.
Gregory D. Johnson. Senior Vice President - Capital World Investors; managed the fund since 2007.
Michael T. Kerr. Senior Vice President - Capital World Investors; managed the fund since 2005.
Ronald B. Morrow. Senior Vice President - Capital World Investors; managed the fund since 2003.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN GROWTH-INCOME TRUST

Investment Objective

To seek to provide growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.27%	0.60%	0.04%	0.91%

Series II	0.27%	0.75%	0.04%	1.06%

Series III	0.27%	0.25%	0.04%	0.56%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Series II	$108	$337	$585	$1,294

Series III	$57	$179	$313	$701

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund(SM), a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Income stock risk  Income provided by the fund may be affected by changes in the dividend polices of the companies in which the fund invests and the capital resources available for such payments at such companies.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	16.83% (Quarter ended 6/30/2003) Worst Quarter: −22.05% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−2.16%	−1.62%	2.79%	7/9/2003
Series II	−2.31%	−1.77%	2.64%	5/5/2003
Series III	−1.81%	−1.16%	3.03%	1/2/2008
S&P 500 Index	2.11%	−0.25%	2.92%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Donald D. O’Neal. Vice Chairman of the Board; Senior Vice President - Capital Research Global Investors; managed the fund since 2005.
J. Blair Frank. Senior Vice President - Capital Research Global Investors; managed the fund since 2006.
Claudia P. Huntington. Senior Vice President - Capital Research Global Investors; managed the fund since 1994.
Dylan J. Yolles. Senior Vice President - Capital Research Global Investors; managed the fund since 2005.
William L. Robbins. Senior Vice President - Capital Research Global Investors; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN HIGH-INCOME BOND TRUST

Investment Objective

To seek to provide a high level of current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.46%	0.60%	0.08%	1.14%

Series II	0.46%	0.75%	0.08%	1.29%

Series III	0.46%	0.25%	0.08%	0.79%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$116	$362	$628	$1,386

Series II	$131	$409	$708	$1,556

Series III	$81	$252	$439	$978

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund(SM), a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs designated by the master fund’s investment adviser or unrated but determined by the master fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality debt securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	15.92% (Quarter ended 6/30/2009) Worst Quarter: −16.26% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.48%	4.20%	6.96%	11/5/2010
Series II	1.32%	4.10%	6.51%	5/1/2007
Series III	1.84%	4.59%	7.16%	1/2/2008
Bank of America Merrill Lynch US High Yield Master II Index	4.38%	7.34%	8.59%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

David C. Barclay. Senior Vice President - Fixed Income, CRMC; managed the fund since 1993.
David A. Daigle. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2009.
Marcus B. Linden. Senior Vice President - Fixed Income, Capital Research Company; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN INTERNATIONAL TRUST

Investment Objective

To seek to provide long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.49%	0.60%	0.07%	1.16%

Series II	0.49%	0.75%	0.07%	1.31%

Series III	0.49%	0.25%	0.07%	0.81%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$118	$368	$638	$1,409

Series II	$133	$415	$718	$1,579

Series III	$83	$259	$450	$1,002

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund(SM), a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States, including in emerging and developing countries, that the adviser believes have the potential for growth. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	24.34% (Quarter ended 6/30/2009) Worst Quarter: −21.95% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−14.34%	−2.09%	5.75%	7/9/2003
Series II	−14.38%	−2.23%	5.60%	5/5/2003
Series III	−14.05%	−1.78%	5.91%	1/2/2008
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	−4.26%	5.12%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Sung Lee. Vice President; Senior Vice President - Capital Research Global Investors; managed the fund since 2005.
L. Alfonso Barroso. Senior Vice President - Capital Research Global Investors; managed the fund since 2009.
Jesper Lyckeus. Senior Vice President - Capital Research Global Investors; managed the fund since 2007.
Christopher M. Thomsen. Senior Vice President - Capital Research Global Investors; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

AMERICAN NEW WORLD TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses[2]	expenses
Series I	0.73%	0.60%	0.12%	1.45%

Series II	0.73%	0.75%	0.12%	1.60%

Series III	0.73%	0.25%	0.12%	1.10%

1The table reflects the combined fees of the feeder fund and the master fund.
2“Other Expenses” reflect the administrative services fee for the master fund which was added effective January 1, 2012.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$148	$459	$792	$1,735

Series II	$163	$505	$871	$1,900

Series III	$112	$350	$606	$1,340

Portfolio Turnover

The fund, which operates as a feeder fund, does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund ®, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the adviser believes have potential of providing capital appreciation. The fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s adviser), with exposure to these countries. Bonds rated Ba1 or below or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. The performance of the fund’s oldest share class, for periods prior to its inception, is the performance of the master fund share class in which the fund invests, adjusted to reflect the 12b-1 fees of the fund’s oldest class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series II:

Best Quarter:	23.90% (Quarter ended 6/30/2009) Worst Quarter: −22.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−14.33%	2.49%	11.08%	5/6/2009
Series II	−14.41%	2.37%	10.60%	5/1/2007
Series III	−14.02%	2.91%	11.30%	1/2/2008
MSCI AC World Index (gross of foreign withholding taxes on dividends)	−6.86%	−1.41%	4.76%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Carl M. Kawaja. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1999.
Robert W. Lovelace. Vice President; Senior Vice President - Capital World Investors; managed the fund since 1999.
Robert H. Neithart. Senior Vice President - Fixed Income, Capital Research and Management Company; managed the fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

BALANCED TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.84%	0.05%	0.15%	1.04%

Series II1	0.84%	0.25%	0.15%	1.24%

Series NAV	0.84%	0.00%	0.15%	0.99%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Series II	$126	$393	$681	$1,500

Series NAV	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in both equity and fixed-income securities. The fund employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The fund may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the fund will be invested in equity securities and 25-45% of the fund will be invested in fixed-income securities.

The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Equity Allocation

The fund will allocate its assets between U.S. and foreign equity securities of small, medium and large-capitalization companies by employing growth, value and core approaches to selecting securities.

The fund may invest in common stocks of large, blue-chip growth companies. These are firms that, in the view of the subadviser, are well established in their industries and have the potential for above-average earnings growth. The subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals.

The fund may also invest in common stocks of large, well-established companies paying above-average dividends by employing a value approach to investing. The subadviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The fund may invest in common stocks of mid and small capitalization companies using both growth and value approaches to investing. Mid capitalization growth stock selection is based on a combination of bottom-up analysis (focusing on selecting stocks based on the individual attributes of a company) and top-down analysis (focusing on industry sectors that are likely to generate the best returns) in an effort to identify companies with superior long-term appreciation prospects. Mid capitalization value stock selection seeks to identify mid capitalization companies whose stock prices do not appear to reflect their underlying values

Stocks of small capitalization companies may include emerging growth companies that offer the possibility of accelerating earnings growth. Based on quantitative models and fundamental research, a portion of the fund’s small capitalization portfolio is constructed using “bottom up” analysis taking into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, use of capital resources, and earnings quality (i.e., the ability of reported earnings to reflect the company’s true earnings, as well as the usefulness of reported earnings to predict future earnings).

The fund may invest in stocks outside of the U.S. and will diversify broadly among developed and emerging countries throughout the world. Up to 40% of the fund’s total allocation to equity securities may be invested in foreign equity securities (in either developed or emerging markets). The subadviser’s team of analysts seeks to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocations among large-, mid- or small-capitalization companies. Foreign stocks may also be selected using a value approach to investing or by identifying a favorable combination of company fundamentals and valuation, providing exposure to both growth and value approaches to investing.

While the subadviser invests with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up analysis is the focus of our decision-making. Country and sector allocations are driven primarily by individual stock selection and secondarily by top-down analysis. The fund may limit investments in markets that appear to have poor overall prospects.

The fund may invest in other equity-related securities or instruments, including but not limited to preferred stocks, depositary receipts, convertible securities, rights, and warrants. These equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes. The fund may invest in IPOs.

The fund may sell equity securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities.

Fixed-Income Allocation

The fund’s fixed-income securities may include short, intermediate and long-term investment-grade corporate, U.S. government and agency obligations, mortgage-related and asset-backed securities, non-investment grade bonds (junk bonds), bank loans (loan participations and assignments), collateralized mortgage obligations, and foreign debt securities. Within this broad structure, investment decisions reflect the subadviser’s outlook on interest rates and the economy, industry and issuer conditions, and the prices and yields of the various securities. The fund’s fixed-income securities may also include cash and cash equivalents, and derivatives related to interest rates, currencies and fixed-income securities. Within the fund’s total allocation to fixed-income securities, up to 30% may be invested in below-investment grade holdings, up to 30% may be invested in foreign currency-denominated foreign debt securities, and up to 30% may be invested in debt obligations of emerging market countries and securities of companies located in emerging markets.

When selecting fixed-income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis involves dividing the whole market into sectors and then studying the performance of each sector individually so that sectors can be compared to each other or to the market as a whole. Credit research focuses on both quantitative and qualitative criteria established by the subadviser such as fundamentals of the issuer, the characteristics of the securities, state of the industry, and prospects for the issuer and industry to evaluate the credit risks associated with fixed-income securities.

The fund may sell fixed-income holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher yielding securities or different sectors.

The fund may use derivative instruments as a means of gaining market exposure to either equity or fixed-income. Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, interest rates, commodity (with the prior approval of the Adviser’s Complex Securities Committee), or index, or to other securities, groups of securities, or events. The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions (rights to enter into swaps), structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset on which the derivative is based.

The fund may invest in a particular equity or fixed-income asset class by purchasing shares of exchange traded funds (ETFs) or other mutual funds that concentrate their investments in that asset class, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available by direct investments in the asset class. Any such investments will subject the fund to the risks of the particular asset class.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S.-dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts and futures contracts.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Balanced Trust into the Lifestyle Growth Trust. Shareholders of the Balanced Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% of the MSCI EAFE Index.

Calendar year total returns for Series I:

Best Quarter:	9.43% (Quarter ended 9/30/2010) Worst Quarter: −10.20% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	1.01%	12.86%	4/30/2009
Series NAV	1.13%	12.95%	4/30/2009
Russell 3000 Index	1.03%	17.42%	4/30/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.45%	4/30/2009
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	10.31%	4/30/2009
Combined Index	1.95%	13.48%	4/30/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Kim DeDominicis. Vice President; managed fund since 2009. Charles Shriver. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

BLUE CHIP GROWTH TRUST

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.78%	0.05%	0.03%	0.86%

Series II	0.78%	0.25%	0.03%	1.06%

Series NAV	0.78%	0.00%	0.03%	0.81%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase or invest in other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type, including municipal securities, without restrictions on quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment-grade debt securities (“junk bonds”). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development. The fund may invest significantly in the information technology sector.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	17.43% (Quarter ended 6/30/2009) Worst Quarter: −24.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.44%	1.75%	3.02%	12/11/1992
Series II	1.24%	1.55%	2.83%	1/28/2002
Series NAV	1.45%	1.80%	3.05%	2/28/2005
S&P 500 Index	2.11%	−0.25%	2.92%	12/11/1992

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Larry J. Puglia. Vice President; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.57%	0.05%	0.04%	0.66%

Series II	0.57%	0.25%	0.04%	0.86%

Series NAV	0.57%	0.00%	0.04%	0.61%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$67	$211	$368	$822

Series II	$88	$274	$477	$1,061

Series NAV	$62	$195	$340	$762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. The fund seeks to invest its assets in debt securities and instruments with an average duration of between 4 to 6 years, however, there is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,
•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”)
•	U.S. and foreign corporate bonds, and
•	Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	2.97% (Quarter ended 6/30/2010) Worst Quarter: −1.32% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	5.92%	6.54%	10/31/2011
Series II	5.90%	6.53%	10/31/2011
Series NAV	5.58%	6.40%	7/29/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.28%	7/29/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N. Given. Vice President; managed fund since 2009. Howard C. Greene. Senior Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

BOND PS SERIES

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee[2]	fees	Expenses	expenses	reimbursement[3]	expenses
Series I1	0.57%	0.05%	0.26%	0.88%	-0.11%	0.77%

Series II	0.57%	0.25%	0.26%	1.08%	-0.11%	0.97%

Series NAV	0.57%	0.00%	0.26%	0.83%	-0.11%	0.72%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2The management fee has been restated to reflect contractual changes to the Advisory Agreement.
3The Adviser has contractually limited other fund level expenses to 0.15%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$258	$466	$1,063

Series II	$99	$321	$574	$1,297

Series NAV	$74	$242	$438	$1,004

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),

•	U.S. and foreign corporate bonds, and

•	Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk.  Bond PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of contract value under specific guaranteed benefits under variable annuity contracts the (Contracts). John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, “John Hancock Issuers”) have provided the Bond PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Bond PS Series’ portfolio with the goal of trading in securities as close to the market close as possible in order to limit the Bond PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a falling market, if the analytical tool suggests that the Bond PS Series will receive inflows that day (the “Trade Date”), the subadviser could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a rising market, if the analytical tool suggests that the Bond PS Series will experience outflows on Trade Date, the subadviser could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Bond PS shares, there can be no assurance that the prices paid by the Bond PS Series will be better than if the Bond PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Bond PS Series will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Bond PS Series are less than estimated, the Bond PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Bond PS Series are less than estimated, the Bond PS Series may be required to repurchase positions it had sold.

In addition, purchasing securities early could cause the Bond PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Bond PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Bond PS Series expenses and adversely affect the performance of the Bond PS Series.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk  The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”), when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series and the Strategic Allocation Trust rather than from other underlying funds. These redemptions from the Bond PS Series may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadviser’s ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Inverse interest-only securities  Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage-backed securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.

Stripped mortgage securities  Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk  The JHVIT Lifestyle PS Series which operates as funds of funds and invest in other, underlying funds, and the Bond PS Series are offered only in connection with the Contracts issued by the John Hancock Issuers. The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of the Bond PS Series, which may negatively affect the fund’s performance by increasing the fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed income securities are declining. Outflows may also increase the fund’s expense ratio.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N Given. Vice President; managed fund since 2011. Howard C. Greene. Senior Vice President; managed the fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CAPITAL APPRECIATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.04%	0.79%

Series II	0.70%	0.25%	0.04%	0.99%

Series NAV	0.70%	0.00%	0.04%	0.74%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above-average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow, and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities. Seeking to invest in companies with above-market-average growth, the fund may invest significantly in sectors associated with such growth, including information technology.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security.)

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”
•	The fund may invest up to 20% of the fund’s total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities.)
•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.
•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities.
•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.
•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	15.19% (Quarter ended 6/30/2009) Worst Quarter: −20.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.08%	2.21%	2.48%	11/1/2000
Series II	−0.17%	1.99%	2.29%	1/28/2002
Series NAV	0.12%	2.25%	2.52%	2/28/2005
Russell 1000 Growth Index	2.64%	2.50%	2.60%	11/1/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Jennison Associates LLC	Michael A. Del Balso. Managing Director; managed fund since 2000.
Kathleen A. McCarragher. Director and Managing Director; managed fund since 2000.
Spiros “Sig” Segalas. Director, President and Chief Investment Officer; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CAPITAL APPRECIATION VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.85%	0.05%	0.05%	0.03%	0.98%

Series II	0.85%	0.25%	0.05%	0.03%	1.18%

Series NAV	0.85%	0.00%	0.05%	0.03%	0.93%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund’s investments in non-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options. The fund’s investments in options, if any, will be primarily in an effort to protect against downside risk or to generate additional income.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	17.59% (Quarter ended 6/30/2009) Worst Quarter: −11.31% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011
Prior to December 16, 2011, the fund compared its performance to the Russell 1000 Growth Index. After this date, the fund replaced the Russell 1000 Growth Index with the S&P 500 Index, which better reflects its investment strategy.

	One	Since	Date of
	Year	Inception	Inception

Series I	3.13%	2.91%	4/28/2008
Series II	2.88%	2.68%	4/28/2008
Series NAV	3.09%	2.92%	4/28/2008
S&P 500 Index	2.11%	−0.62%	4/28/2008
Russell 1000 Growth Index	2.64%	1.60%	4/28/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	David R. Giroux. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE ALLOCATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Series I	0.05%	0.05%	0.16%	0.79%	1.05%	-0.09%	0.96%

Series II	0.05%	0.25%	0.16%	0.79%	1.25%	-0.09%	1.16%

Series NAV	0.05%	0.00%	0.16%	0.79%	1.00%	-0.09%	0.91%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$98	$325	$571	$1,274

Series II	$118	$388	$678	$1,503

Series NAV	$93	$309	$544	$1,216

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Allocation Trust into the Lifestyle Growth Trust. Shareholders of the Core Allocation Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	9.48% (Quarter ended 9/30/2010) Worst Quarter: −11.08% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−1.49%	11.48%	5/1/2009
Series II	−1.69%	11.24%	5/1/2009
Series NAV	−1.44%	11.49%	4/30/2010
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	14.06%	5/1/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	5/1/2009
Combined Index	−0.99%	12.42%	5/1/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE ALLOCATION PLUS TRUST

Investment Objective

To seek total return, consisting of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.91%	0.05%	0.08%	1.04%

Series II	0.91%	0.25%	0.08%	1.24%

Series NAV	0.91%	0.00%	0.08%	0.99%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Series II	$126	$393	$681	$1,500

Series NAV	$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade and emerging-market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the adviser’s Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in initial public offerings (IPOs). The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	14.50% (Quarter ended 6/30/2009) Worst Quarter: −15.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−2.31%	−1.91%	1/2/2008
Series II	−2.52%	−2.09%	1/2/2008
Series NAV	−2.26%	−1.86%	1/2/2008
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	−4.47%	1/2/2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.38%	1/2/2008
Combined Index	−0.99%	−0.81%	1/2/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager and Strategist; managed the fund since 2007.
Evan S. Grace, CFA. Director and Asset Allocation Portfolio Manager and Strategist;involoved with the management of the fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE BALANCED TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Series I	0.05%	0.05%	0.10%	0.76%	0.96%	-0.03%	0.93%

Series II	0.05%	0.25%	0.10%	0.76%	1.16%	-0.03%	1.13%

Series NAV	0.05%	0.00%	0.10%	0.76%	0.91%	-0.03%	0.88%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$303	$528	$1,175

Series II	$115	$366	$635	$1,406

Series NAV	$90	$287	$501	$1,117

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 55% to 75%
fixed-income securities: 25% to 45%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Balanced Trust into the Lifestyle Growth Trust. Shareholders of the Core Balanced Trust approved the merger on April 17, 2012 . Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 52% of the Russell 3000 Index, 35% of the Barclays Capital U.S. Aggregate Bond Index and 13% MSCI EAFE Index.

Calendar year total returns for Series I:

Best Quarter:	9.28% (Quarter ended 9/30/2010) Worst Quarter: −10.03% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	1.16%	12.75%	5/1/2009
Series II	0.89%	12.53%	5/1/2009
Series NAV	1.21%	12.79%	4/30/2010
Russell 3000 Index	1.03%	17.48%	5/1/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	5/1/2009
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	10.32%	5/1/2009
Combined Index	1.95%	13.39%	5/1/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE BALANCED STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I1	0.05%	0.05%	1.52%	0.49%	2.11%	-1.48%	0.63%

Series II1	0.05%	0.25%	1.52%	0.49%	2.31%	-1.48%	0.83%

Series NAV	0.05%	0.00%	1.52%	0.49%	2.06%	-1.48%	0.58%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.04%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$64	$518	$997	$2,324

Series II	$85	$579	$1,100	$2,531

Series NAV	$59	$502	$972	$2,271

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund invests principally in other funds (“Underlying Funds”) but may also invest in other types of investments as noted below. Under normal market conditions, the fund invests approximately 50% of its net assets in Underlying Funds that invest primarily in equity securities and approximately 50% of its net assets in Underlying Funds that invest primarily in fixed-income securities, although variations in these target percentages are permitted as noted below.

Underlying Funds eligible for purchase by the fund include the following index funds: 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Total Bond Market Trust A. The fund may, however, invest in other JHVIT funds and other investment companies, including exchange traded funds (“ETFs”).

The equity Underlying Funds in which the fund may invest as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fixed-income Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade debt securities and below investment grade debt securities (“junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Fund holds various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed-income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 50% of assets in fixed-income securities and 50% of assets in equity securities, the fund may have a fixed-income/equity allocation of 60%/40% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund.

Within the prescribed percentage allocations, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may from time to time change the allocation in specific Underlying Funds or rebalanced the Underlying Funds. To maintain target allocation in the Underlying Funds, daily cash flows for the fund will be directed to its Underlying Funds that most deviate from target.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments of the Funds of Funds.” The fund may also engage in short selling.

The fund purchases only NAV shares of the Underlying Funds that are JHVIT funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Balanced Strategy Trust into the Core Strategy Trust. Shareholders of the Core Strategy Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% S&P 500 Index and 50% Barclays Capital U. S. Aggregate Bond Index.

Calendar year total returns for Series NAV:

Best Quarter:	7.59% (Quarter ended 9/30/2010) Worst Quarter: −6.60% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series NAV	2.28%	9.73%	7/24/2009
S&P 500 Index	2.11%	13.24%	7/24/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.34%	7/24/2009
Russell 3000 Index	1.03%	13.65%	7/24/2009
Combined Index	−5.28%	10.66%	7/24/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE BOND TRUST

Investment Objective

To seek total return consisting of income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.59%	0.05%	0.03%	0.67%

Series II	0.59%	0.25%	0.03%	0.87%

Series NAV	0.59%	0.00%	0.03%	0.62%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$68	$214	$373	$835

Series II	$89	$278	$482	$1,073

Series NAV	$63	$199	$346	$774

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 436% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. The fund may invest to a significant extent in mortgage-backed securities, including collateralized mortgage obligations.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of October 31, 2011 was 4.43 years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	4.52% (Quarter ended 9/30/2009) Worst Quarter: −1.24% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	8.32%	6.97%	5.93%	4/29/2005
Series II	8.04%	6.73%	5.70%	4/29/2005
Series NAV	8.32%	7.01%	5.95%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.74%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Thomas O’Connor, CFA. Senior Portfolio Manager; managed fund since 2007. Troy Ludgood. Senior Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE DISCIPLINED DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I1	0.05%	0.05%	0.11%	0.71%	0.92%	-0.04%	0.88%

Series II	0.05%	0.25%	0.11%	0.71%	1.12%	-0.04%	1.08%

Series NAV	0.05%	0.00%	0.11%	0.71%	0.87%	-0.04%	0.83%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.07%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$90	$289	$505	$1,128

Series II	$110	$352	$613	$1,360

Series NAV	$85	$274	$478	$1,069

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Disciplined Diversification Trust, a fund of JHVIT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 60% to 80%
fixed-income securities: 20% to 40%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Core Disciplined Diversification Trust into the Lifestyle Growth Trust. Shareholders of the Core Disciplined Diversification Trust approved the merger on April 17, 2012. Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:	10.53% (Quarter ended 9/30/2010) Worst Quarter: −11.76% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series II	−1.97%	12.66%	5/1/2009
Series NAV	−1.78%	12.84%	4/30/2010
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	14.06%	5/1/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	5/1/2009
Combined Index	−0.99%	12.42%	5/1/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I	0.05%	0.35%	0.04%	0.41%	0.85%	0.01%	0.86%

Series II	0.05%	0.55%	0.04%	0.41%	1.05%	0.01%	1.06%

Series III	0.05%	0.15%	0.04%	0.41%	0.65%	0.01%	0.66%

Series NAV[1]	0.05%	0.00%	0.04%	0.41%	0.50%	0.01%	0.51%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.05%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$272	$472	$1,050

Series II	$108	$335	$580	$1,283

Series III	$67	$209	$363	$811

Series NAV	$52	$161	$281	$629

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:	8.35% (Quarter ended 9/30/2010) Worst Quarter: −8.22% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	0.78%	10.87%	4/30/2010
Series II	0.52%	10.71%	5/1/2009
Series III	0.99%	11.16%	5/1/2009
S&P 500 Index	2.11%	17.08%	5/1/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	5/1/2009
Combined Index	4.69%	13.50%	5/1/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE GLOBAL DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses
Series I	0.05%	0.35%	0.04%	0.47%	0.91%

Series II	0.05%	0.55%	0.04%	0.47%	1.11%

Series III	0.05%	0.15%	0.04%	0.47%	0.71%

Series NAV[1]	0.05%	0.00%	0.04%	0.47%	0.56%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series III	$73	$227	$395	$883

Series NAV	$57	$179	$313	$701

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:	10.66% (Quarter ended 9/30/2010) Worst Quarter: −11.28% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−3.56%	9.97%	4/30/2010
Series II	−3.75%	9.83%	5/1/2009
Series III	−3.36%	10.26%	5/1/2009
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	14.06%	5/1/2009
Barclays Capital U.S. Aggregate Bond Index	7.84%	7.39%	5/1/2009
Combined Index	−0.35%	12.11%	5/1/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CORE STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.05%	0.05%	0.02%	0.49%	0.61%

Series II	0.05%	0.25%	0.02%	0.49%	0.81%

Series NAV	0.05%	0.00%	0.02%	0.49%	0.56%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$62	$195	$340	$762

Series II	$83	$259	$450	$1,002

Series NAV	$57	$179	$313	$701

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:	13.17% (Quarter ended 6/30/2009) Worst Quarter: −14.86% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	0.21%	1.46%	2.81%	4/28/2008
Series II	0.01%	1.35%	2.71%	2/10/2006
Series NAV	0.18%	1.50%	2.84%	4/28/2008
S&P 500 Index	2.11%	−0.25%	2.01%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.30%	2/10/2006
Combined Index	4.08%	2.12%	3.62%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

CURRENCY STRATEGIES TRUST

Investment Objective

The fund seeks to achieve total return from investments in currency markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.93%	0.05%	0.06%	1.04%

Series II	0.93%	0.25%	0.06%	1.24%

Series NAV	0.93%	0.00%	0.06%	0.99%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	N/A	N/A

Series II	$126	$393	N/A	N/A

Series NAV	$101	$315	N/A	N/A

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, at least 80% of the value of the fund’s net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund’s assets that are not used to purchase currency forwards and other currency instruments will be invested in investment grade debt securities. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies relative to the U.S. dollar. (Net losses on currency transactions will reduce positive absolute returns.)

Investment grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality to investment grade securities. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody’s. Investment grade debt securities include U.S. government securities, including U.S. Treasuries and cash equivalents.

In pursuing its investment goal, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fund may be exposed to currencies of both developed and emerging market countries that, in the subadviser’s opinion, have liquid currency markets. The fund employs an active currency strategy that seeks to deliver returns (or alpha) that is not correlated to the movements of the securities markets. The subadviser’s investment process is systematic and based on fundamental analysis. The subadviser seeks to exploit factors that drive the relative value of currency markets and to take advantage of the effects of changes in short-term and long-term interest rates, capital flows, trade flows and supply/demand pressures.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.” The risks of currency derivative transactions is further described under “Additional Information about the Fund’s Principal Risks – Currency Risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of thisProspectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

First Quadrant, L.P.	Ken Ferguson, PhD. Partner; managed fund since inception. Dori Levanoni. Partner; managed the fund since inception. Jeppe Ladekarl. Director; managed the fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

DISCIPLINED DIVERSIFICATION TRUST

Investment Objective

To seek total return consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.73%	0.05%	0.13%	0.91%

Series II	0.73%	0.25%	0.13%	1.11%

Series NAV	0.73%	0.00%	0.13%	0.86%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65	%-75%
Fixed-Income Securities	30%	25	%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund’s assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed income investments, the fund is eligible to invest in a variety of fixed income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

•	Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.
•	U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.

•	Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody’s.

•	Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.

•	Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

•	Repurchase Agreements: instruments through which the fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
•	Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
•	Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
•	Debt securities of foreign issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.
•	Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund’s subadviser. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. securities or indices. The fund may also enter into forward currency contracts to hedge foreign currency exposure as well as to facilitate the settlement of equity or fixed-income purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 70% MSCI World Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	16.97% (Quarter ended 6/30/2009) Worst Quarter: −11.95% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−2.09%	0.51%	4/28/2008
Series II	−2.29%	0.31%	4/28/2008
Series NAV	−2.04%	0.56%	4/28/2008
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	−3.85%	4/28/2008
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.62%	4/28/2008
Combined Index	−0.99%	−0.28%	4/28/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.
Henry F. Gray. Head of Global Equity Trading and Vice President; managedfund since 2012.
David A. Plecha, CFA. Senior Porfolio Manager and Vice President; managed fund since 2012.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

EMERGING MARKETS VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.95%	0.05%	0.13%	1.13%

Series II1	0.95%	0.25%	0.13%	1.33%

Series NAV	0.95%	0.00%	0.13%	1.08%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the subadviser.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, which may include frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the subadviser (“Approved Markets”) from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Market Securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase. The fund may have significant investments in the financial services sector.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, MSCI, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book-to-market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will identify value stocks that are eligible for investment and re-evaluate eligible value stocks no less than semiannually.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China

•	Columbia

•	Czech Republic
•	Hungary
•	India
•	Indonesia
•	Malaysia
•	Mexico
•	Philippines
•	Poland

•	Peru

•	Russia
•	South Africa
•	South Korea

•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market Securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	49.54% (Quarter ended 6/30/2009) Worst Quarter: −27.57% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−27.06%	0.86%	5/1/2007
Series NAV	−27.02%	0.91%	5/1/2007
MSCI Emerging Markets Index (gross of foreign withholding taxes on dividends)	−18.17%	1.40%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2007.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.
HenryF. Gray. Head of Global Equity Trading and Vice President; managed fund since 2012.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

EQUITY-INCOME TRUST

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.78%	0.05%	0.03%	0.86%

Series II	0.78%	0.25%	0.03%	1.06%

Series NAV	0.78%	0.00%	0.03%	0.81%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may help offset losses in falling markets.

The fund will generally consider companies in the aggregate with one or more of the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other positive financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar-and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed-income securities without restrictions on quality or rating, including up to 10% in non-investment grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	19.64% (Quarter ended 6/30/2009) Worst Quarter: −22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−0.81%	−1.02%	3.92%	2/19/1993
Series II	−1.01%	−1.22%	3.73%	1/28/2002
Series NAV	−0.76%	−0.97%	3.96%	2/28/2005
Russell 1000 Value Index	0.39%	−2.64%	3.89%	2/19/1993

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Brian C. Rogers. Vice President; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

FINANCIAL SERVICES TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Series I	0.78%	0.05%	0.08%	0.91%

Series II	0.78%	0.25%	0.08%	1.11%

Series NAV	0.78%	0.00%	0.08%	0.86%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is, invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	27.71% (Quarter ended 6/30/2009) Worst Quarter: −27.18% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−9.51%	−5.82%	1.94%	4/30/2001
Series II	−9.66%	−6.01%	1.75%	1/28/2002
Series NAV	−9.39%	−5.77%	1.98%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	4/30/2001
Lipper Financial Services Index	−14.20%	−12.36%	−1.73%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Kenneth Charles Feinberg. Lead Portfolio Manager; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.93%	1.05%

Series II	0.04%	0.25%	0.03%	0.93%	1.25%

Series NAV	0.04%	0.00%	0.03%	0.93%	1.00%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$107	$334	$579	$1,283

Series II	$127	$397	$686	$1,511

Series NAV	$102	$318	$552	$1,225

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHVIT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHVIT funds of funds and the JHVIT American Feeder Funds. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships, described under “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series II:

Best Quarter:	17.54% (Quarter ended 6/30/2009) Worst Quarter: −18.01% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−1.41%	−2.32%	1/28/2008
Series II	−1.71%	−2.48%	5/1/2007
Series NAV	−1.46%	−2.30%	4/28/2008
S&P 500 Index	2.11%	−1.32%	5/1/2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.51%	5/1/2007
Combined Index	4.08%	1.38%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

FUNDAMENTAL ALL CAP CORE TRUST (FORMERLY OPTIMIZED ALL CAP TRUST)

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.03%	0.76%

Series II	0.68%	0.25%	0.03%	0.96%

Series NAV	0.68%	0.00%	0.03%	0.71%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$78	$243	$422	$942

Series II	$98	$306	$531	$1,178

Series NAV	$73	$227	$395	$883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	18.02% (Quarter ended 9/30/2009) Worst Quarter: −24.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−2.16%	−2.40%	5.46%	5/5/2003
Series II	−2.44%	−2.60%	5.25%	5/5/2003
Series NAV	−2.17%	−2.35%	5.53%	4/29/2005
Russell 3000 Index	1.03%	−0.01%	6.28%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Walter McCormick, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
Emory (Sandy) Sanders, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

FUNDAMENTAL HOLDINGS TRUST (FORMERLY AMERICAN FUNDAMENTAL HOLDINGS TRUST)

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.60%	0.02%	0.37%	1.03%

Series II	0.04%	0.75%	0.02%	0.37%	1.18%

Series III	0.04%	0.25%	0.02%	0.37%	0.68%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$328	$569	$1,259

Series II	$120	$375	$649	$1,432

Series III	$69	$218	$379	$847

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	13.51% (Quarter ended 6/30/2009) Worst Quarter: −16.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−1.05%	−1.78%	10/31/2007
Series II	−1.20%	−1.91%	10/31/2007
Series III	−0.70%	−1.43%	10/31/2007
S&P 500 Index	2.11%	−2.46%	10/31/2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.54%	10/31/2007
Combined Index	4.39%	1.08%	10/31/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

FUNDAMENTAL LARGE CAP VALUE TRUST (FORMERLY OPTIMIZED VALUE TRUST)

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.69%	0.05%	0.04%	0.78%

Series II	0.69%	0.25%	0.04%	0.98%

Series NAV	0.69%	0.00%	0.04%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 29, 2012, the lowest market capitalization in this group was $162 million. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadviser looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadviser seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadviser employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadviser seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadviser constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	18.95% (Quarter ended 6/30/2009) Worst Quarter: −24.04% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	1.75%	−4.31%	2.90%	5/3/2004
Series II	1.63%	−4.50%	2.70%	5/3/2004
Series NAV	1.90%	−4.26%	2.96%	2/28/2005
Russell 1000 Value Index	0.39%	−2.64%	3.64%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Walter McCormick, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
Emory (Sandy) Sanders, CFA. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

FUNDAMENTAL VALUE TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee[1]	fees	Expenses	expenses
Series I	0.75%	0.05%	0.04%	0.84%

Series II	0.75%	0.25%	0.04%	1.04%

Series NAV	0.75%	0.00%	0.04%	0.79%

1The management fee has been restated to reflect contractual changes to the Advisory Agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record

•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.60% (Quarter ended 6/30/2009) Worst Quarter: −24.81% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−3.78%	−1.97%	3.22%	4/30/2001
Series II	−3.99%	−2.15%	3.02%	1/28/2002
Series NAV	−3.74%	−1.91%	3.26%	2/28/2005
S&P 500 Index	2.11%	−0.25%	2.92%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Christopher C. Davis. Chairman; managed fund since 2001. Kenneth Charles Feinberg. Co-Portfolio Manager; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

GLOBAL TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series I	0.81%	0.05%	0.10%	0.96%	-0.01%	0.95%

Series II	0.81%	0.25%	0.10%	1.16%	-0.01%	1.15%

Series NAV	0.81%	0.00%	0.10%	0.91%	-0.01%	0.90%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$305	$530	$1,177

Series II	$117	$367	$637	$1,408

Series NAV	$92	$289	$503	$1,119

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	19.16% (Quarter ended 9/30/2009) Worst Quarter: −20.19% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−6.00%	−4.00%	2.54%	3/18/1988
Series II	−6.22%	−4.20%	2.36%	1/28/2002
Series NAV	−5.95%	−3.95%	2.57%	4/29/2005
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	−1.82%	4.15%	3/18/1988

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Global Advisors Limited	Norman J. Boersma, CFA. Lead Portfolio Manager; President; managed fund since 2011.
Tucker Scott, CFA. Executive Vice President; managed fund since 2007.
Lisa Myers, CFA. Executive Vice President; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

GLOBAL BOND TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.07%	0.82%

Series II	0.70%	0.25%	0.07%	1.02%

Series NAV	0.70%	0.00%	0.07%	0.77%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	$455	$1,014

Series II	$104	$325	$563	$1,248

Series NAV	$79	$246	$428	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments instruments that are economically tied to foreign (non-U.S.) countries will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its net assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed-income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund may invest up to 10% of its net assets in preferred stocks. The fund may have significant investments in fixed-income instruments issued by companies in the financial services sector.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	11.03% (Quarter ended 9/30/2009) Worst Quarter: −9.49% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	9.08%	7.77%	8.13%	3/19/1988
Series II	8.85%	7.55%	7.94%	1/28/2002
Series NAV	9.08%	7.80%	8.17%	2/28/2005
JP Morgan Global (Unhedged) Government Bond Index	7.22%	7.61%	7.96%	3/19/1988

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	Scott Mather. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

GLOBAL DIVERSIFICATION TRUST (FORMERLY AMERICAN GLOBAL DIVERSIFICATION TRUST)

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.60%	0.03%	0.55%	1.22%

Series II	0.04%	0.75%	0.03%	0.55%	1.37%

Series III	0.04%	0.25%	0.03%	0.55%	0.87%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$124	$387	$670	$1,477

Series II	$139	$434	$750	$1,646

Series III	$89	$278	$482	$1,073

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of American Fund Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund intends to invest, under normal circumstances, a portion of its assets in funds that invest primarily in foreign securities or in foreign securities directly.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 65% of the MSCI World Index and 35% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	18.04% (Quarter ended 6/30/2009) Worst Quarter: −17.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−6.49%	−2.31%	10/31/2007
Series II	−6.54%	−2.44%	10/31/2007
Series III	−6.05%	−1.95%	10/31/2007
MSCI World Index (gross of foreign withholding taxes on dividends)	−5.02%	−5.27%	10/31/2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.54%	10/31/2007
Combined Index	−0.34%	−0.74%	10/31/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

GROWTH EQUITY TRUST

Investment Objective

To seek to maximize long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.75%	0.05%	0.04%	0.84%

Series II1	0.75%	0.25%	0.04%	1.04%

Series NAV	0.75%	0.00%	0.04%	0.79%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S. These include some of the fastest-growing companies in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadviser compares the fund’s economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the fund as compared to the major sectors of such a benchmark are avoided. The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadviser intends to invest only in U.S. dollar-denominated securities of foreign issuers or ADRs.

The subadviser considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the fund will stay fully invested in cash and stocks. The fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the fund’s not achieving its investment objective.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	16.01% (Quarter ended 9/30/2010) Worst Quarter: −14.80% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series NAV	−3.86%	−3.12%	4/28/2008
Russell 1000 Growth Index	2.64%	1.61%	4/28/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Rainier Investment Management	Daniel Brewer. Senior Portfolio Manager; managed fund since 2008.
Mark Broughton. Senior Portfolio Manager; managed fund since 2008.
Stacie Cowell. Senior Portfolio Manager; managed fund since 2008.
Mark Dawson. Senior Portfolio Manager; managed fund since 2008.
Andrea Durbin. Senior Portfolio Manager; managed fund since 2008.
JamesMargard. Chief Investment Officer; managed fund since 2008.
Peter Musser. Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

HEALTH SCIENCES TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.05%	0.05%	0.08%	1.18%

Series II	1.05%	0.25%	0.08%	1.38%

Series NAV	1.05%	0.00%	0.08%	1.13%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$120	$375	$649	$1,432

Series II	$140	$437	$755	$1,657

Series NAV	$115	$359	$622	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. The fund may also use options to seek protection against a decline in the value of its securities or an increase in prices of securities that may be purchased. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may also be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including entering into option transactions.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liabilities.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium company risk  The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	18.13% (Quarter ended 6/30/2003) Worst Quarter: −19.64% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	10.57%	6.82%	6.85%	4/30/2001
Series II	10.39%	6.61%	6.66%	1/28/2002
Series NAV	10.66%	6.89%	6.89%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	4/30/2001
Lipper Health/Biotechnology Index	9.30%	4.97%	4.83%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Kris H. Jenner. Vice President; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

HERITAGE TRUST

Investment Objective

To seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.85%	0.05%	0.07%	0.97%

Series II1	0.85%	0.25%	0.07%	1.17%

Series NAV	0.85%	0.00%	0.07%	0.92%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies, including companies located in emerging markets. The fund may also invest in IPOs.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

When the subadviser believes it is prudent, the fund may invest a portion of its assets in debt securities, preferred stock, and equity-equivalent securities, such as convertible securities. The fund generally limits its purchase of debt securities to investment grade obligations.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	18.40% (Quarter ended 9/30/2010) Worst Quarter: −25.98% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAV	−6.54%	0.50%	2.56%	10/24/2005
Russell Mid Cap Growth Index	−1.65%	2.44%	4.75%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

American Century Investment Management, Inc.	David M. Hollond. Chief Investment Officer, U.S. Growth Equity - Mid & Small Cap, Senior Vice President and Senior Portfolio Manager; managed fund since 2010.
Greg Walsh. Vice President and Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

HIGH YIELD TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.67%	0.05%	0.05%	0.77%

Series II	0.67%	0.25%	0.05%	0.97%

Series NAV	0.67%	0.00%	0.05%	0.72%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment-grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment-grade securities.

As part of its investment strategy, the fund will generally invest without restrictions within these ratings category ranges, or in unrated securities considered to be of equivalent quality by the subadviser.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time.

The fund may invest in fixed- and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	24.28% (Quarter ended 6/30/2009) Worst Quarter: −20.68% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.90%	4.91%	6.47%	1/2/1997
Series II	0.67%	4.68%	6.27%	1/28/2002
Series NAV	1.13%	4.96%	6.52%	2/28/2005
Citigroup High Yield Index	5.52%	7.15%	8.68%	1/2/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Steven A. Walsh. Chief Investment Officer; managed fund since 2006. Michael C. Buchanan. Head of Credit; managed fund since 2006. Keith J. Gardner. Head of Developing Markets; managed fund since 2006.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INCOME TRUST

Investment Objective

To seek to maximize income while maintaining prospects for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.80%	0.05%	0.05%	0.90%

Series II1	0.80%	0.25%	0.05%	1.10%

Series NAV	0.80%	0.00%	0.05%	0.85%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$92	$287	$498	$1,108

Series II	$112	$350	$606	$1,340

Series NAV	$87	$271	$471	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series NAV:

Best Quarter:	16.59% (Quarter ended 6/30/2009) Worst Quarter: −14.27% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series NAV	2.72%	1.97%	5/1/2007
S&P 500 Index	2.11%	−1.32%	5/1/2007
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.51%	5/1/2007
Combined Index	5.28%	3.01%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Advisers, Inc.	Edward D. Perks. Senior Vice President and Director of Global Core/Hybrid Portfolio Management; Co-Lead Portfolio Manager; managed fund since 2007.
Charles B. Johnson. Chairman; managed fund since 2007.
Alex Peters, CFA. Portfolio Manager; managed fund since 2009.
Matt Quinlan. Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL CORE TRUST

Investment Objective

To seek high total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.88%	0.05%	0.14%	1.07%

Series II	0.88%	0.25%	0.14%	1.27%

Series NAV	0.88%	0.00%	0.14%	1.02%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The subadviser seeks to achieve the fund’s investment objective by investing in equity investments or sectors that the subadviser believes will provide higher returns than the MSCI EAFE Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy.

In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages, to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser also may adjust the fund’s portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency.

The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

As a substitute for direct investments in equities, the subadviser may use exchange-traded and over-the-counter derivatives. The subadviser also may use derivatives: (i) in an attempt to reduce investment exposure (which may result in a reduction below zero); and (ii) in an attempt to adjust elements of its investment exposure. Derivatives used may include futures, options, forward currency forward contracts and swap contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.53% (Quarter ended 6/30/2009) Worst Quarter: −22.22% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−9.57%	−4.26%	3.21%	1/2/1997
Series II	−9.80%	−4.46%	3.05%	1/28/2002
Series NAV	−9.56%	−4.22%	3.25%	2/28/2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	−4.26%	5.12%	1/2/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005. Sam Wilderman, CFA. Co-Director of Quantitative Equity Division: managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL EQUITY INDEX TRUST A

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.53%	0.05%	0.05%	0.63%

Series II	0.53%	0.25%	0.05%	0.83%

Series NAV	0.53%	0.00%	0.05%	0.58%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$64	$202	$351	$786

Series II	$85	$265	$460	$1,025

Series NAV	$59	$186	$324	$726

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for Series I and Series II shares is that of therespective, corresponding share classes of the fund’s predecessor fund. Pre-inception performance shown for Series NAV shares is the performance of Series I shares. This pre-inception performance has not been adjusted to reflect the Rule 12b-1 fees of the Series I shares and would be higher if it did. The performance information below does not reflect fees and expenses of any variableinsurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	27.33% (Quarter ended 6/30/2009) Worst Quarter: −22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−14.24%	−3.45%	5.01%	4/29/2005
Series II	−14.42%	−3.65%	4.79%	4/29/2005
Series NAV	−14.21%	−3.39%	5.05%	5/3/2010
MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)	−13.33%	−2.48%	6.03%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Thomas Coleman. Vice President; managed fund since 2005. Karl Schneider. Vice President; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL EQUITY INDEX TRUST B

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.54%	0.00%	0.04%	0.58%	-0.24%	0.34%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$35	$162	$300	$703

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the MSCI All Country World Excluding U.S. Index (the “Index”), or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 29, 2012, the market capitalization range of the Index was $24 million to $277 billion.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the Index. This means that the fund does not intend to purchase all of the securities in the Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the subadviser generally expects the fund to hold less than the total number of securities in the Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, including futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	27.40% (Quarter ended 6/30/2009) Worst Quarter: −22.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	−13.99%	−3.04%	6.31%	4/29/2005
MSCI AC World Ex US Index (gross of foreign withholding taxes on dividends)	−13.33%	−2.48%	6.76%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Thomas Coleman. Vice President; managed fund since 2005. Karl Schneider. Vice President; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL GROWTH STOCK TRUST

Investment Objective

The fund seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.83%	0.05%	0.15%	1.03%

Series II1	0.83%	0.25%	0.15%	1.23%

Series NAV	0.83%	0.00%	0.15%	0.98%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$328	$569	$1,259

Series II	$125	$390	$676	$1,489

Series NAV	$100	$312	$542	$1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in a diversified portfolio of international securities whose issuers are considered by the fund’s subadviser to have strong earnings growth. The fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of any market capitalization.

The fund invests significantly in foreign issuers. The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., emphasizing investment in issuers in the developed countries of Western Europe and the Pacific Basin. The fund may also invest up to 20% of its total assets in issuers located in developing countries.

The subadviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions, including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards, described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflectthe 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	6.48% (Quarter ended 12/31/2011) Worst Quarter: −18.11% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series NAV	−7.12%	1.04%	9/16/2010
MSCI EAFE Growth Index (gross of foreign withholding taxes on dividends)	−11.82%	−1.82%	9/16/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Clas Olsson. Lead Portfolio Manager; managed fund since 2010.
Shuxin Cao. Portfolio Manager; managed fund since 2010.
Jason Holzer. Portfolio Manager; managed fund since 2010.
Matthew Dennis. Portfolio Manager; managed fund since 2010.
Mark Jason. Porftolio Manager; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL INDEX TRUST

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.48%	0.05%	0.02%	0.55%

Series II1	0.48%	0.25%	0.02%	0.75%

Series NAV	0.48%	0.00%	0.02%	0.50%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$56	$176	$307	$689

Series II	$77	$240	$417	$930

Series NAV	$51	$160	$280	$628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in one or more of the following: (a) securities listed in the MSCI EAFE Index (the “Index”), a large capitalization international stock index that is independently maintained and published by MSCI Inc.;* (b) securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index; and (c) future contracts based on the Index (“stock index futures) to maintain exposure to the Index. As of February 29, 2012, the market capitalization range of the Index was $24 million to $235.6 billion.

*“MSCI®” is a trademark of MSCI Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by MSCI Inc., and MSCI Inc. does not make any representation regarding the advisability of investing in the fund.

The fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds are passively managed funds that seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market.

The fund attempts to match the performance of the Index by: (a) holding all, or a representative sample, of the securities that comprise that Index; (b) by holding securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index and/or; (c) holding stock index futures to maintain exposure to the Index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its Index closely, typically will be unable to match the performance of the Index exactly. The composition of the Index changes from time to time. The subadviser will reflect those changes in the compositions of the fund’s portfolios as soon as practicable.

The fund is normally fully invested. The subadviser may invest in stock index futures to manage cash flow. Although the fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain exchange-traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow and foreign currency forward contracts to manage currency risk.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjustedto reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	17.62% (Quarter ended 9/30/2010) Worst Quarter: −20.36% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series NAV	−12.58%	9.25%	5/1/2009
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	10.32%	5/1/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2009. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL OPPORTUNITIES TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.89%	0.05%	0.07%	1.01%

Series II	0.89%	0.25%	0.07%	1.21%

Series NAV	0.89%	0.00%	0.07%	0.96%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$103	$322	$558	$1,236

Series II	$123	$384	$665	$1,466

Series NAV	$98	$306	$531	$1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit a company’s management and conduct other research to gain thorough knowledge of the company. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed- income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage- and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	26.17% (Quarter ended 6/30/2009) Worst Quarter: −27.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−15.92%	−4.85%	2.77%	4/29/2005
Series II	−16.13%	−5.06%	2.59%	4/29/2005
Series NAV	−15.91%	−4.81%	2.83%	4/29/2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	−4.26%	2.65%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Marsico Capital Management, LLC	James G. Gendelman. Co-Portfolio Manager; managed fund since 2005. Munish Malhotra, CFA. Co-Portfolio Manager; managed the fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL SMALL COMPANY TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.95%	0.05%	0.16%	1.16%

Series II	0.95%	0.25%	0.16%	1.36%

Series NAV	0.95%	0.00%	0.16%	1.11%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of November 30, 2011, the maximum market capitalization range of eligible companies for purchase was approximately $1,125 million to $3,825 million, depending on the country. The fund will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual- listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. The weightings of countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, MSCI or Citigroup.

The fund also may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. The fund may also enter into forward currency contracts to facilitate the settlement of equity purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency for another currency. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	31.13% (Quarter ended 6/30/2009) Worst Quarter: −22.53% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−16.23%	−3.78%	−2.35%	11/16/2009
Series II	−16.42%	−3.86%	−2.42%	11/16/2009
Series NAV	−16.18%	−3.75%	−2.33%	4/28/2006
MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends)	−15.66%	−0.38%	−2.76%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President; managed fund since 2006.
Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2010.
HenryF. Gray. Head of Global Equity Trading and Vice President; managed fund since 2012.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INTERNATIONAL VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.80%	0.05%	0.12%	0.97%

Series II	0.80%	0.25%	0.12%	1.17%

Series NAV	0.80%	0.00%	0.12%	0.92%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks. The fund may also invest significantly in issuers in the telecommunications sector and issuers located in the United Kingdom.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk  Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Telecommunications risk  The telecommunications services industry is subject to government regulation of rates of return and services that may be offered and can be significantly affected by intense competition.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it wouldbe if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	24.18% (Quarter ended 6/30/2003) Worst Quarter: −23.56% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−12.85%	−4.31%	5.22%	5/1/1999
Series II	−12.99%	−4.48%	5.03%	1/28/2002
Series NAV	−12.79%	−4.25%	5.24%	2/28/2005
MSCI EAFE Index (gross of foreign withholding taxes on dividends)	−11.73%	−4.26%	5.12%	5/1/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Investment Counsel, LLC	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; managed fund since 1999.
Cindy Sweeting, CFA. Executive Vice President and Chairman; managed fund since 1999.
Peter Nori, CFA. Executive Vice President; managed fund since 2006.
Neil Devlin, CFA. Senior Vice President; managed fund since 2006.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

INVESTMENT QUALITY BOND TRUST

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.58%	0.05%	0.05%	0.68%

Series II	0.58%	0.25%	0.05%	0.88%

Series NAV	0.58%	0.00%	0.05%	0.63%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$69	$218	$379	$847

Series II	$90	$281	$488	$1,084

Series NAV	$64	$202	$351	$786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate- to longer-term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and

•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

•	cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities,
•	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies, and

•	non-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Barclays Capital U.S. Government Bond Index and 50% of the Barclays Capital U.S. Credit Bond Index.

Calendar year total returns for Series I:

Best Quarter:	6.55% (Quarter ended 9/30/2009) Worst Quarter: −3.39% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.07%	6.40%	5.97%	6/19/1985
Series II	7.85%	6.19%	5.79%	1/28/2002
Series NAV	8.05%	6.43%	6.01%	2/28/2005
Barclays Capital U.S. Government Index	9.02%	6.56%	5.59%	6/19/1985
Barclays Capital U.S. Credit Index	8.35%	6.80%	6.35%	6/19/1985
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	6/19/1985
Combined Index	8.71%	6.73%	6.00%	6/19/1985

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2006. Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager, managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LARGE CAP TRUST

Investment Objective

To seek to maximize total return, consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.76%	0.05%	0.17%	0.98%

Series II	0.76%	0.25%	0.17%	1.18%

Series NAV	0.76%	0.00%	0.17%	0.93%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies tied economically to the U.S. The fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Russell 1000 Index. As of February 29, 2012, the market capitalization range of the Russell 1000 Index was $162 million to $505.7 billion.

In general, the fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in equity securities of small and medium capitalization companies and/or the securities of foreign companies in developed countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, initial public offerings (IPOs), exchange-traded funds (ETFs), equity index futures, shares of investment companies, convertible securities, warrants and rights. For purposes of the fund, ETFs and index futures are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF or underlying index.

In managing the fund, the subadviser uses active investment management methods, which means that equities are bought and sold according to the subadviser’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the fund, the subadviser may use a combination of quantitative and qualitative investment methods to identify equities that the subadviser believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The subadviser may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the subadviser focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the fund’s investment universe. The subadviser also may adjust the fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the merger of the Large Cap Trust into the U.S. Equity Trust. Shareholders of the Large Cap Trust approved the merger on April 17, 2012 . Subject to regulatory and shareholder approval, the merger is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	19.80% (Quarter ended 6/30/2009) Worst Quarter: −25.61% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−2.46%	−2.22%	2.19%	4/29/2005
Series II	−2.74%	−2.41%	1.97%	4/29/2005
Series NAV	−2.41%	−2.15%	2.23%	4/29/2005
Russell 1000 Index	1.50%	−0.02%	3.86%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2012. Sam Wilderman, CFA. Co-Director of Quantitative Equity Division: managed fund since 2012.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2010 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.73%	0.93%

Series II	0.06%	0.25%	0.09%	0.73%	1.13%

Series NAV	0.06%	0.00%	0.09%	0.73%	0.88%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	N/A	N/A

Series II	$115	$359	N/A	N/A

Series NAV	$90	$281	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity-type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2015 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.74%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	N/A	N/A

Series II	$116	$362	N/A	N/A

Series NAV	$91	$284	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2020 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.74%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	N/A	N/A

Series II	$116	$362	N/A	N/A

Series NAV	$91	$284	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2025 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.75%	0.95%

Series II	0.06%	0.25%	0.09%	0.75%	1.15%

Series NAV	0.06%	0.00%	0.09%	0.75%	0.90%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$303	N/A	N/A

Series II	$117	$365	N/A	N/A

Series NAV	$92	$287	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2030 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.76%	0.96%

Series II	0.06%	0.25%	0.09%	0.76%	1.16%

Series NAV	0.06%	0.00%	0.09%	0.76%	0.91%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$98	$306	N/A	N/A

Series II	$118	$368	N/A	N/A

Series NAV	$93	$290	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2035 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.77%	0.97%

Series II	0.06%	0.25%	0.09%	0.77%	1.17%

Series NAV	0.06%	0.00%	0.09%	0.77%	0.92%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	N/A	N/A

Series II	$119	$372	N/A	N/A

Series NAV	$94	$293	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2040 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.78%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	N/A	N/A

Series II	$120	$375	N/A	N/A

Series NAV	$95	$296	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2045 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.78%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	N/A	N/A

Series II	$120	$375	N/A	N/A

Series NAV	$95	$296	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed-income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFECYCLE 2050 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.78%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses. Acquired fund fees and expenses are estimated for the current fiscal year.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	N/A	N/A

Series II	$120	$375	N/A	N/A

Series NAV	$95	$296	N/A	N/A

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

GLIDE PATH CHART

(GLIDE PATH MOUNTAIN CHART)

Fund Combination after Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has not commenced operations as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since inception. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since inception.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since inception.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE AGGRESSIVE TRUST

Investment Objective

To seek long-term growth of capital. Current income is not a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.88%	1.00%

Series II	0.04%	0.25%	0.03%	0.88%	1.20%

Series NAV	0.04%	0.00%	0.03%	0.88%	0.95%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$102	$318	$552	$1,225

Series II	$122	$381	$660	$1,455

Series NAV	$97	$303	$525	$1,166

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.25% (Quarter ended 6/30/2009) Worst Quarter: −24.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−6.50%	−1.44%	3.96%	1/8/1997
Series II	−6.72%	−1.65%	3.81%	1/28/2002
Series NAV	−6.46%	−1.40%	3.99%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	1/8/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE BALANCED TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.69%	0.80%

Series II	0.04%	0.25%	0.02%	0.69%	1.00%

Series NAV	0.04%	0.00%	0.02%	0.69%	0.75%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$82	$255	$444	$990

Series II	$102	$318	$552	$1,225

Series NAV	$77	$240	$417	$930

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/

60%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	15.83% (Quarter ended 6/30/2009) Worst Quarter: −17.72% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.62%	1.47%	5.08%	1/8/1997
Series II	0.42%	1.25%	4.93%	1/28/2002
Series NAV	0.67%	1.52%	5.12%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	1/8/1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	1/8/1997
Combined Index	5.28%	3.54%	4.70%	1/8/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE BALANCED PS SERIES

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I1	0.05%	0.05%	0.39%	0.85%	1.34%	-0.29%	1.05%

Series II	0.05%	0.25%	0.39%	0.85%	1.54%	-0.29%	1.25%

Series NAV[1]	0.05%	0.00%	0.39%	0.85%	1.29%	-0.29%	1.00%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$107	$366	$677	$1,561

Series II	$127	$428	$783	$1,784

Series NAV	$102	$350	$650	$1,504

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk  The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk.  The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed since 2011.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE CONSERVATIVE TRUST

Investment Objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.65%	0.76%

Series II	0.04%	0.25%	0.02%	0.65%	0.96%

Series NAV	0.04%	0.00%	0.02%	0.65%	0.71%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$78	$243	$422	$942

Series II	$98	$306	$531	$1,178

Series NAV	$73	$227	$395	$883

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	10.58% (Quarter ended 6/30/2009) Worst Quarter: −8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	4.23%	4.26%	5.41%	1/8/1997
Series II	4.04%	4.06%	5.26%	1/28/2002
Series NAV	4.27%	4.30%	5.45%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	1/8/1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	1/8/1997
Combined Index	6.89%	5.42%	5.43%	1/8/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE CONSERVATIVE PS SERIES

Investment Objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I1	0.05%	0.05%	0.81%	0.80%	1.71%	-0.71%	1.00%

Series II	0.05%	0.25%	0.81%	0.80%	1.91%	-0.71%	1.20%

Series NAV[1]	0.05%	0.00%	0.81%	0.80%	1.66%	-0.71%	0.95%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$102	$396	$791	$1,897

Series II	$122	$458	$896	$2,113

Series NAV	$97	$380	$764	$1,842

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk  The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk.  The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because this class of the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed since 2011.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE GROWTH TRUST

Investment Objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.70%	0.81%

Series II	0.04%	0.25%	0.02%	0.70%	1.01%

Series NAV	0.04%	0.00%	0.02%	0.70%	0.76%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series II	$103	$322	$558	$1,236

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	17.89% (Quarter ended 6/30/2009) Worst Quarter: −20.75% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−1.60%	0.21%	4.53%	1/8/1997
Series II	−1.80%	0.01%	4.38%	1/28/2002
Series NAV	−1.55%	0.26%	4.56%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	1/8/1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	1/8/1997
Combined Index	4.08%	2.13%	4.08%	1/8/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE GROWTH PS SERIES

Investment Objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I1	0.05%	0.05%	0.28%	0.87%	1.25%	-0.18%	1.07%

Series II	0.05%	0.25%	0.28%	0.87%	1.45%	-0.18%	1.27%

Series NAV[1]	0.05%	0.00%	0.28%	0.87%	1.20%	-0.18%	1.02%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$360	$651	$1,479

Series II	$129	$422	$757	$1,703

Series NAV	$104	$344	$624	$1,422

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk  The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk.  The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed since 2011.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE MODERATE TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.67%	0.78%

Series II	0.04%	0.25%	0.02%	0.67%	0.98%

Series NAV	0.04%	0.00%	0.02%	0.67%	0.73%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options. The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar year total returns for Series I:

Best Quarter:	13.89% (Quarter ended 6/30/2009) Worst Quarter: −13.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	2.33%	2.81%	5.18%	1/8/1997
Series II	2.13%	2.60%	5.04%	1/28/2002
Series NAV	2.38%	2.86%	5.22%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	1/8/1997
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	1/8/1997
Combined Index	5.84%	4.20%	4.97%	1/8/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2010.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager, Asset Allocation Portfolios; managed fund since 2007.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

LIFESTYLE MODERATE PS SERIES

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement[3]	expenses
Series I1	0.05%	0.05%	0.67%	0.83%	1.60%	-0.57%	1.03%

Series II	0.05%	0.25%	0.67%	0.83%	1.80%	-0.57%	1.23%

Series NAV[1]	0.05%	0.00%	0.67%	0.83%	1.55%	-0.57%	0.98%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
3The Adviser has contractually limited other fund level expenses to 0.10%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$390	$760	$1,801

Series II	$125	$452	$865	$2,019

Series NAV	$100	$375	$734	$1,745

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or futures contracts on equity markets (the “Equity Allocation”) and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities (the “Fixed Income Allocation”). At the discretion of the subadviser, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadviser may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. These allocations may be changed at any time by the subadviser.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. See “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.” The fund is not presently expected to invest significantly in derivatives although it may do so in the future.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk  Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

PS Series Asset Transfer Risk  The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk.  The Lifestyle PS Series may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the Lifestyle PS Series’ subadviser with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser may, but is not required to, use the tool to adjust the Lifestyle PS Series’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the Lifestyle PS Series’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), the Subadviser could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of Lifestyle PS shares, there can be no assurance that the prices paid by the Lifestyle PS Series will be better than if the Lifestyle PS Series had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Lifestyle PS Series will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the Lifestyle PS Series are less than estimated, the Lifestyle PS Series could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Lifestyle PS Series are less than estimated, the Lifestyle PS Series may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the Lifestyle PS Series to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Lifestyle PS Series’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Lifestyle PS Series expenses and adversely affect the performance of the Lifestyle PS Series.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Bob Boyda. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011. Steve Medina. Senior Managing Director and Senior Portfolio Manager; managed fund since 2011.
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Steve Orlich. Senior Managing Director and Senior Portfolio Manager; managed since 2011.
QS Investors, LLC	Serves as a subadvisory consultant to the fund.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MID CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.02%	0.54%

Series II	0.47%	0.25%	0.02%	0.74%

Series NAV	0.47%	0.00%	0.02%	0.49%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$55	$173	$302	$677

Series II	$76	$237	$411	$918

Series NAV	$50	$157	$274	$616

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the S&P 400 Mid Cap Index; and (b) securities (which may or may not be included in the S&P 400 Mid Cap Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $533 million to $10.1 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in index futures for the purposes of replicating an index and Depositary Receipts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	19.86% (Quarter ended 9/30/2009) Worst Quarter: −25.65% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−2.25%	2.86%	6.47%	5/2/2000
Series II	−2.46%	2.66%	6.27%	1/28/2002
Series NAV	−2.14%	2.91%	6.50%	4/29/2005
S&P MidCap 400 Index	−1.73%	3.32%	7.05%	5/2/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MID CAP STOCK TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.83%	0.05%	0.05%	0.93%

Series II	0.83%	0.25%	0.05%	1.13%

Series NAV	0.83%	0.00%	0.05%	0.88%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index ($162 million to $21.5 billion as of February 29, 2012) or the S&P Midcap 400 Index ($533 million to $10.1 billion as of February 29, 2012).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., strong management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.14% (Quarter ended 6/30/2003) Worst Quarter: −25.36% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−9.20%	0.40%	5.70%	5/1/1999
Series II	−9.39%	0.19%	5.50%	1/28/2002
Series NAV	−9.09%	0.45%	5.75%	2/28/2005
Russell Mid Cap Growth Index	−1.65%	2.44%	5.29%	5/1/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 1999.
Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 1999.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MID CAP VALUE EQUITY TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.87%	0.05%	0.07%	0.99%

Series II1	0.87%	0.25%	0.07%	1.19%

Series NAV	0.87%	0.00%	0.07%	0.94%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$101	$315	$547	$1,213

Series II	$121	$378	$654	$1,443

Series NAV	$96	$300	$520	$1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

•	effective management, as demonstrated by overall performance,
•	financial strength, and
•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Sector risk  Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	21.67% (Quarter ended 9/30/2009) Worst Quarter: −27.70% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAV	−8.49%	−0.46%	0.38%	4/28/2006
Russell Mid Cap Value Index	−1.38%	0.04%	1.83%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC)	Steve Schroll. Portfolio Manager; managed fund since 2006. Laton Spahr. CFA, Portfolio Manager; managed fund since 2006. Paul Stocking. Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MID VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.95%	0.05%	0.04%	0.02%	1.06%

Series II	0.95%	0.25%	0.04%	0.02%	1.26%

Series NAV	0.95%	0.00%	0.04%	0.02%	1.01%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$108	$337	$585	$1,294

Series II	$128	$400	$692	$1,523

Series NAV	$103	$322	$558	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index ($162 million to $21.5 billion as of February 29, 2012). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales, book value, or private market value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;

•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management/employees; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell Midcap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the subadviser believes will provide an opportunity for substantial appreciation. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange-traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	23.21% (Quarter ended 6/30/2009) Worst Quarter: −23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−4.83%	1.18%	7.20%	4/29/2005
Series II	−5.04%	0.96%	7.04%	4/29/2005
Series NAV	−4.71%	1.23%	7.22%	5/1/1998
Russell Mid Cap Value Index	−1.38%	0.04%	7.67%	5/1/1998

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	David J.Wallack. Vice President; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MONEY MARKET TRUST

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.03%	0.55%

Series II	0.47%	0.25%	0.03%	0.75%

Series NAV[1]	0.47%	0.00%	0.03%	0.50%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$56	$176	$307	$689

Series II	$77	$240	$417	$930

Series NAV	$51	$160	$280	$628

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:
• obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
• certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
• commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;

• corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
• corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
• short-term obligations issued by state and local governmental issuers;
• securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
• repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	1.18% (Quarter ended 9/30/2006) Worst Quarter: 0.00% (Quarter ended 12/31/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.07%	1.30%	1.61%	6/15/1985
Series II	0.07%	1.20%	1.46%	1/28/2002

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MONEY MARKET TRUST B

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.50%	0.00%	0.02%	0.52%	-0.24%	0.28%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$29	$143	$267	$630

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:
• obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
• certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
• commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization (NRSRO) (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;
• corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by Standard & Poor’s);
• corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);
• short-term obligations issued by state and local governmental issuers;
• securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
• repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund seeks to maintain a stable net asset value (“NAV”) per share of $1.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	1.25% (Quarter ended 9/30/2006) Worst Quarter: 0.00% (Quarter ended 12/31/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	0.08%	1.49%	1.86%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

MUTUAL SHARES TRUST

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.96%	0.05%	0.07%	1.08%

Series II1	0.96%	0.25%	0.07%	1.28%

Series NAV	0.96%	0.00%	0.07%	1.03%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$110	$343	$595	$1,317

Series II	$130	$406	$702	$1,545

Series NAV	$105	$328	$569	$1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:
• Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:
• Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
• Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk  A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	17.31% (Quarter ended 6/30/2009) Worst Quarter: −21.42% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−0.94%	−3.81%	1/28/2008
Series NAV	−0.89%	−3.77%	5/1/2007
S&P 500 Index	2.11%	−1.32%	5/1/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Mutual Advisers, LLC	Peter Langerman. President, Chief Executive Officer; managed fund since 2007.
F. David Segal, CFA. Co-Portfolio Manager; managed fund since 2007.
Deborah A. Turner, CFA. Assistant Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

NATURAL RESOURCES TRUST

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.00%	0.05%	0.06%	1.11%

Series II	1.00%	0.25%	0.06%	1.31%

Series NAV	1.00%	0.00%	0.06%	1.06%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$113	$353	$612	$1,352

Series II	$133	$415	$718	$1,579

Series NAV	$108	$337	$585	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resources-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, production, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in the exploration, production, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials.

The fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies and non-ferrous metals

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions, the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

When the subadviser deems it advisable to do so, the fund utilizes currency hedging to protect the value of the fund’s assets. The fund may enter into derivative currency transactions, including currency forwards, cross currency forwards, foreign currency swaps, and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund utilizes currency hedging to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Natural resources risk  The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

Calendar year total returns for Series I:

Best Quarter:	26.69% (Quarter ended 6/30/2009) Worst Quarter: −36.61% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−20.29%	−0.10%	14.37%	5/5/2003
Series II	−20.38%	−0.29%	14.14%	5/5/2003
Series NAV	−20.27%	−0.06%	14.41%	2/28/2005
MSCI World Energy Index (gross of foreign withholding taxes on dividends)	0.69%	3.17%	13.53%	5/5/2003
MSCI World Metals & Mining Index (gross of foreign withholding taxes on dividends)	−27.48%	0.84%	16.98%	5/5/2003
MSCI World Paper & Forest Products Index (gross of foreign withholding taxes on dividends)	−17.75%	−7.82%	0.33%	5/5/2003
Combined Index	−10.19%	2.01%	13.77%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Jay Bhutani. Director and Global Industry Analyst; managed fund since 2009. John C. O’Toole, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

NEW INCOME TRUST

Investment Objective

To seek a high level of current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.61%	0.05%	0.04%	0.70%

Series II1	0.61%	0.25%	0.04%	0.90%

Series NAV	0.61%	0.00%	0.04%	0.65%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$72	$224	$390	$871

Series II	$92	$287	$498	$1,108

Series NAV	$66	$208	$362	$810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities (up to 10% of total assets) including emerging markets, collateralized mortgage obligations (CMOs), Treasury inflation protected securities, and other securities, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor’s, Moody’s, and Fitch) that have assigned a rating to the security or if the security is unrated, be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund’s total assets may be invested in “split-rated securities,” or those rated investment grade by at least one rating agency but below investment grade by others.

In addition, the fund may invest up to 5% of its total assets in below investment grade securities (commonly known as “junk bonds”). The fund has considerable flexibility in seeking high yield securities. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio’s weighted average maturity is expected to be between four and fifteen years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

In keeping with the fund’s objective, it may also invest in other securities, and use futures, options, swaps and foreign currency forward contracts.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the subadviser believes are favorable total return (income plus changes in principal) characteristics.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, rated in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in foreign currency forward contracts, foreign currency swaps, futures contracts and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future. Effective May 3, 2010, the fund changed its investment polices to reduce exposure to equities, high yield and foreign bonds.

Calendar year total returns for Series NAV:

Best Quarter:	9.13% (Quarter ended 6/30/2009) Worst Quarter: −5.13% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAV	5.91%	5.14%	5.70%	10/24/2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.09%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Daniel O. Shackelford. Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

REAL ESTATE SECURITIES TRUST

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.04%	0.79%

Series II	0.70%	0.25%	0.04%	0.99%

Series NAV	0.70%	0.00%	0.04%	0.74%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	32.43% (Quarter ended 9/30/2009) Worst Quarter: −39.92% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	9.46%	−1.21%	10.60%	4/30/1987
Series II	9.24%	−1.40%	10.41%	1/28/2002
Series NAV	9.58%	−1.15%	10.65%	2/28/2005
MSCI U.S. REIT Index	8.69%	−1.51%	10.16%	4/30/1987

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director, Lead Portfolio Manager, Head of Americas Real Estate Securities; managed fund since 2004.
John F. Robertson, CFA. Managing Director, Global Head of Real Estate and Infrastructure Securities; managed fund since 1997.
John W. Vojticek. Managing Director, CIO and Global Portfolio Manager of Real Estate and Infrastructure Securities; managed fund since 1996.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

REAL RETURN BOND TRUST

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.08%	0.83%

Series II	0.70%	0.25%	0.08%	1.03%

Series NAV	0.70%	0.00%	0.08%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 496% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by PIMCO.

The fund may invest up to 10% of its total assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	6.26% (Quarter ended 3/31/2009) Worst Quarter: −8.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	12.02%	7.58%	6.14%	5/5/2003
Series II	11.86%	7.38%	5.92%	5/5/2003
Series NAV	12.15%	7.63%	6.17%	2/28/2005
Barclays Capital U.S. TIPS Index	13.56%	7.95%	6.58%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	Mihir Worah. Managing Director and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SCIENCE & TECHNOLOGY TRUST

Investment Objective

To seek long-term growth of capital. Current income is incidental to the fund’s objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.05%	0.05%	0.06%	1.16%

Series II	1.05%	0.25%	0.06%	1.36%

Series NAV	1.05%	0.00%	0.06%	1.11%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Some industries likely to be represented in the fund include:

•	information technology including hardware, software, semiconductors and technology equipment
•	telecommunications equipment and services
•	media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services
•	environmental services

•	internet commerce and advertising

•	life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology

•	chemicals and synthetic materials
•	defense and aerospace

•	alternative energy

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	23.51% (Quarter ended 6/30/2009) Worst Quarter: −27.72% (Quarter ended 6/30/2002)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−7.75%	4.66%	1.97%	1/1/1997
Series II	−7.97%	4.45%	1.81%	1/28/2002
Series NAV	−7.72%	4.71%	2.01%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	1/1/1997
Lipper Science and Technology Index	−5.81%	2.73%	1.74%	1/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

RCM Capital Management LLC	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager; managed fund since 2006. Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager; managed fund since 2006.
T. Rowe Price Associates, Inc.	Ken Allen. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SHORT TERM GOVERNMENT INCOME TRUST

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.56%	0.05%	0.04%	0.65%

Series II	0.56%	0.25%	0.04%	0.85%

Series NAV	0.56%	0.00%	0.04%	0.60%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$66	$208	$362	$810

Series II	$87	$271	$471	$1,049

Series NAV	$61	$192	$335	$750

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of its net assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and Treasury futures to protect against adverse changes and manage risks.

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than 3 years which means that the fund may purchase securities with a duration of greater than 3 years as long as the fund’s average duration does not exceed 3 years.

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	1.87% (Quarter ended 6/30/2010) Worst Quarter: −0.58% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	2.77%	2.65%	4/30/2010
Series II	2.56%	2.54%	4/30/2010
Series NAV	2.82%	2.69%	1/2/2009
Barclays Capital U.S. Government 1-5 Year Index	3.20%	2.58%	1/2/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2008. Jeffrey N. Given. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALL CAP GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.06%	0.05%	0.05%	1.16%

Series II	1.06%	0.25%	0.05%	1.36%

Series NAV	1.06%	0.00%	0.05%	1.11%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.6 billion as of February 29, 2012) or the S&P Small Cap 600 Index ($2.9 billion as of February 29, 2012).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and

•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities. The fund may invest significantly in the information technology sector.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities: U.S dollar-denominated foreign securities and certain exchange-traded funds (ETFs).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	26.55% (Quarter ended 6/30/2003) Worst Quarter: −25.69% (Quarter ended 9/30/2002)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−6.81%	1.03%	5.06%	4/29/2005
Series II	−7.01%	0.83%	4.90%	4/29/2005
Series NAV	−6.79%	1.07%	5.09%	4/29/2005
Russell 2000 Growth Index	−2.91%	2.09%	4.48%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2003.
Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst; managed fund since 2006.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALL CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.47%	0.05%	0.03%	0.05%	0.60%

Series II	0.47%	0.25%	0.03%	0.05%	0.80%

Series NAV	0.47%	0.00%	0.03%	0.05%	0.55%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$61	$192	$335	$750

Series II	$82	$255	$444	$990

Series NAV	$56	$176	$307	$689

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the Russell 2000 Index ranged from $26 million to $3.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index; and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	22.77% (Quarter ended 6/30/2003) Worst Quarter: −26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−4.50%	−0.18%	4.99%	5/2/2000
Series II	−4.64%	−0.37%	4.80%	1/28/2002
Series NAV	−4.38%	−0.11%	5.03%	4/29/2005
Russell 2000 Index	−4.18%	0.15%	5.62%	5/2/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALL CAP OPPORTUNITIES TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses	reimbursement[2]	expenses
Series I	1.00%	0.05%	0.05%	0.02%	1.12%	-0.09%	1.03%

Series II	1.00%	0.25%	0.05%	0.02%	1.32%	-0.09%	1.23%

Series NAV	1.00%	0.00%	0.05%	0.02%	1.07%	-0.09%	0.98%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
2The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$105	$347	$608	$1,355

Series II	$125	$409	$715	$1,582

Series NAV	$100	$331	$581	$1,298

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell 2000 Index range from $26 million to $3.6 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	26.43% (Quarter ended 6/30/2009) Worst Quarter: −26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	−3.16%	−2.12%	7.58%	5/5/2003
Series II	−3.32%	−2.32%	7.37%	5/5/2003
Series NAV	−3.12%	−2.08%	7.63%	2/28/2005
Russell 2000 Value Index	−5.50%	−1.87%	8.46%	5/5/2003
Russell 2000 Index	−4.18%	0.15%	8.47%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President; managed fund since 2012.
Jed S. Fogdall. Senior Portfolio Manager and Vice President; managed fund since 2012.
Henry F. Gray. Head of Global Equity Trading and Vice President; managed fund since 2012.
Invesco Advisers, Inc.	Juliet Ellis. Lead Portfolio Manager; managed fund since 2008. Juan Hartsfield. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALL CAP VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.05%	0.05%	0.04%	0.19%	1.33%

Series II	1.05%	0.25%	0.04%	0.19%	1.53%

Series NAV	1.05%	0.00%	0.04%	0.19%	1.28%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$135	$421	$729	$1,601

Series II	$156	$483	$834	$1,824

Series NAV	$130	$406	$702	$1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.6 billion as of February 29, 2012) or the S&P SmallCap 600 Index ($2.9 billion as of February 29, 2012).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above-average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities). The fund may have significant investments in the financial services sector.

Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities and certain ETFs. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception of the fund, performance shown for each share class is the actual performance of the sole share class of the fund’s predecessor fund. This pre-inception performance for each of the Series I and Series II share classes has not been adjusted to reflect the Rule 12b-1 fees of that class and would be lower if it did. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	20.61% (Quarter ended 9/30/2009) Worst Quarter: −23.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	1.15%	3.31%	9.52%	4/29/2005
Series II	0.90%	3.09%	9.36%	4/29/2005
Series NAV	1.15%	3.36%	9.55%	8/31/1999
Russell 2000 Value Index	−5.50%	−1.87%	6.40%	8/31/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2002. Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALL COMPANY GROWTH TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	1.00%	0.05%	0.08%	1.13%

Series II1	1.00%	0.25%	0.08%	1.33%

Series NAV	1.00%	0.00%	0.08%	1.08%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalizations of companies included in the Russell 2000 Index ranged from $26 million to $3.6 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments, including futures and options. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments and may include warrants, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund’s portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. The fund may also invest significantly in the information technology sector.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that constrains the fund’s industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
Arrow Pointing Right Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser may consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	19.00% (Quarter ended 6/30/2009) Worst Quarter: −26.67% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAV	−1.77%	1.95%	4.75%	10/24/2005
Russell 2000 Growth Index	−2.91%	2.09%	4.65%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Juliet Ellis. Lead Portfolio Manager; managed fund since 2005. Juan Hartsfield. Portfolio Manager; managed fund since 2005. Clay Manley. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALL COMPANY VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.03%	0.05%	0.05%	0.20%	1.33%

Series II	1.03%	0.25%	0.05%	0.20%	1.53%

Series NAV	1.03%	0.00%	0.05%	0.20%	1.28%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$135	$421	$729	$1,601

Series II	$156	$483	$834	$1,824

Series NAV	$130	$406	$702	$1,545

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($26 million to $3.6 billion as of February 29, 2012). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, including real estate investment trusts (REITs) that pool money to invest in properties and mortgages, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed-income and convertible securities without restrictions on quality or rating, including up to 10% of total assets in non-investment-grade fixed-income securities (“junk bonds”). The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed-income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed-income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The fund may also invest in options and enter into futures contracts.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	20.80% (Quarter ended 6/30/2009) Worst Quarter: −25.40% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	−0.93%	2.04%	7.96%	10/1/1997
Series II	−1.20%	1.83%	7.77%	1/28/2002
Series NAV	−0.94%	2.09%	8.00%	2/28/2005
Russell 2000 Value Index	−5.50%	−1.87%	6.40%	10/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Preston G. Athey. Vice President; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

SMALLER COMPANY GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series I	1.06%	0.05%	0.07%	1.18%	-0.13%	1.05%

Series II	1.06%	0.25%	0.07%	1.38%	-0.13%	1.25%

Series NAV	1.06%	0.00%	0.07%	1.13%	-0.13%	1.00%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$107	$362	$636	$1,420

Series II	$127	$424	$743	$1,646

Series NAV	$102	$346	$610	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund’s investments will generally consist of U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that John Hancock Asset Management (North America) believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $45 million to $11.6 billion.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	19.96% (Quarter ended 6/30/2009) Worst Quarter: −22.29% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	−7.11%	9.18%	11/16/2009
Series II	−7.29%	9.04%	11/16/2009
Series NAV	−7.05%	9.23%	10/7/2008
Russell 2000 Growth Index	−2.91%	11.48%	11/16/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Frontier Capital Management Company, LLC	Michael A. Cavarretta. Portfolio Manager; managed fund since 2008. Peter G. Kuechle. Portfolio Manager; managed fund since 2010.
Perimeter Capital Management	Mark D. Garfinkel, CFA. Portfolio Manager; managed fund since 2008. James N. Behre. Portfolio Manager; managed fund since 2008.

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2008. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

STRATEGIC ALLOCATION TRUST

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[2]	expenses
Series I1	0.55%	0.05%	0.54%	1.14%	-0.34%	0.80%

Series II1	0.55%	0.25%	0.54%	1.34%	-0.34%	1.00%

Series NAV	0.55%	0.00%	0.54%	1.09%	-0.34%	0.75%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2The Adviser has contractually limited other fund level expenses to 0.20%. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, short dividends, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$82	$329	$595	$1,356

Series II	$102	$391	$702	$1,583

Series NAV	$77	$313	$568	$1,298

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period April 28, 2011 to December 31, 2011, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in futures contracts, including futures on indexes of securities and on U.S. Treasury securities, fixed-income securities to cover such futures contracts and exchange-traded funds.

Eligible fixed-income investments include, but are not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

•	U.S. Treasury futures contracts,

•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),

•	U.S. and foreign corporate bonds, and

•	Foreign government and agency securities.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, futures and options contracts, forward foreign currency contracts and swaps including credit default swaps and total return swaps.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Advance trade estimate risk.  Strategic Allocation Trust is one of the available underlying investments of the Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Growth PS Series (Lifestyle PS Series) and it may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the subadviser to the Lifestyle PS Series with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadviser to the Lifestyle PS Series may, but is not required to, provide advance estimates of purchases and redemptions of the Strategic Allocation Trust to the fund’s subadviser. The subadviser to the Strategic Allocation Trust may, but is not required to, adjust the Strategic Allocation Trust’s portfolio with the goal of trading in securities as close to the market close as possible in order to limit the exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the Lifestyle PS Series will receive inflows that day (the “Trade Date”), and the subadviser to the Lifestyle PS Series provides notice to the Strategic Allocation Trust that the Lifestyle PS Series will purchase additional shares, the subadviser to the Strategic Allocation Trust could buy securities close to the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the Lifestyle PS Series will experience outflows on Trade Date, the subadviser to the Strategic Allocation Trust could sell securities close to the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadviser places trades in anticipation of purchases and redemptions of Strategic Allocation Trust shares, there can be no assurance that the prices paid by the Strategic Allocation Trust will be better than if the Strategic Allocation Trust had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the Strategic Allocation Trust will buy or sell securities the following business day to adjust for this difference. For example, if cash flows into the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the Strategic Allocation Trust are less than estimated, the Strategic Allocation Trust may be required to repurchase positions it had sold. In addition, purchasing securities early could cause the Strategic Allocation Trust to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the Strategic Allocation Trust’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase Strategic Allocation Trust expenses and adversely affect the performance of the Strategic Allocation Trust.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Frequent trading risk  The JHVIT Lifestyle PS Series, when redeeming shares of underlying funds, anticipate redeeming assets first from the Bond PS Series and the Strategic Allocation Trust rather than from other underlying funds. These redemptions from the Bond PS Series and the Strategic Allocation Trust may be frequent and may increase portfolio transaction costs, disrupt fund management (affecting the subadviser’s ability to effectively manage the fund in accordance with its investment objective and policies) and dilute the interest in the fund held for long-term investment.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Stripped mortgage securities  Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks.

PS Series Asset Transfer risk  The Strategic Asset Allocation Trust is an underlying fund of Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and is available for investment by the JHVIT Lifestyle PS Series. The JHVIT Lifestyle PS Series and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale redemptions by the Lifestyle PS Series from the Strategic Allocation Trust as an underlying fund. These redemptions may negatively affect the performance of the Strategic Allocation Trust by increasing its transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Strategic Allocation Trust if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Outflows may also increase the fund’s expense ratio.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Jeffrey N Given. Vice President; managed fund since 2011.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

STRATEGIC INCOME OPPORTUNITIES TRUST

Investment Objective

To seek a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.66%	0.05%	0.08%	0.04%	0.83%

Series II	0.66%	0.25%	0.08%	0.04%	1.03%

Series NAV	0.66%	0.00%	0.08%	0.04%	0.78%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its net assets in securities rated at the time of purchase as low as D (in default) by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) (or their unrated equivalents), it seeks to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund’s average maturity.

In managing the fund, the subadviser allocates assets among the three major types of securities (U.S. government debt and mortgages; corporate debt — primarily high yield; and foreign debt — both government and corporate, including emerging markets) based on analysis of economic factors, such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund’s total assets in any one sector. Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including restricted or illiquid securities and derivatives, which include futures contracts on securities, indices and foreign currency; options on futures contracts, securities, indices and foreign currency; interest rate, foreign currency and credit default swaps; and foreign currency forward contracts, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns. In addition, the fund may invest up to 10% of its net assets in domestic or foreign stocks.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and currency forwards and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	9.61% (Quarter ended 6/30/2009) Worst Quarter: −8.83% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	2.02%	7.70%	6.99%	5/3/2004
Series II	1.89%	7.46%	6.78%	5/3/2004
Series NAV	2.08%	7.74%	7.03%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.69%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Daniel S. Janis III. Vice President; managed fund since 2004. John F. Iles. Vice President; managed fund since 2005. Thomas C. Goggins. Senior Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

TOTAL BOND MARKET TRUST A

Investment Objective

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.02%	0.54%

Series II	0.47%	0.25%	0.02%	0.74%

Series NAV	0.47%	0.00%	0.02%	0.49%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$55	$173	$302	$677

Series II	$76	$237	$411	$918

Series NAV	$50	$157	$274	$616

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index’s composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	4.75% (Quarter ended 12/31/2008) Worst Quarter: −1.54% (Quarter ended 12/31/2010)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	7.06%	5.93%	5.66%	2/10/2006
Series II	6.84%	5.74%	5.49%	5/3/2007
Series NAV	7.18%	5.99%	5.74%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	6.30%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley,CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

TOTAL BOND MARKET TRUST B

Investment Objective

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class	fee	fees	Expenses	expenses	reimbursement[1]	expenses
Series NAV	0.47%	0.00%	0.06%	0.53%	-0.28%	0.25%

1JHVIT sells shares of the fund only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, the fund is subject to an expense cap pursuant to an agreement between JHVIT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the fund’s annual operating expenses do not exceed its “Net Operating Expenses” as shown in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, short dividends, acquired fund fees, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2013 and will terminate after that date only if JHVIT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$142	$268	$638

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Capital U.S. Aggregate Bond Index (the Barclays Index).

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

TBA mortgage contracts  TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. For periods prior to the inception date of the fund, performance shown is the actual performance of the sole share class of the fund’s predecessor fund. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	4.81% (Quarter ended 9/30/2002) Worst Quarter: −2.52% (Quarter ended 6/30/2004)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	7.60%	6.66%	5.71%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

TOTAL RETURN TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.05%	0.78%

Series II	0.68%	0.25%	0.05%	0.98%

Series NAV	0.68%	0.00%	0.05%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 280% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its total assets in preferred stocks, convertible securities, and other equity related securities.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index, as calculated by PIMCO.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund may:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Inverse floating rate securities  Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk  Short sales involve costs and risk.  The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	6.13% (Quarter ended 6/30/2009) Worst Quarter: −3.56% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	3.84%	7.21%	6.14%	5/1/1999
Series II	3.71%	7.00%	5.95%	1/28/2002
Series NAV	3.90%	7.27%	6.18%	2/28/2005
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	5/1/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	William H. Gross, CFA. Founder and Managing Director; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

TOTAL STOCK MARKET INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.49%	0.05%	0.03%	0.57%

Series II	0.49%	0.25%	0.03%	0.77%

Series NAV	0.49%	0.00%	0.03%	0.52%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$58	$183	$318	$714

Series II	$79	$246	$428	$954

Series NAV	$53	$167	$291	$653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 29, 2012, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1.2 million to $505.7 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	16.64% (Quarter ended 6/30/2009) Worst Quarter: −22.82% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.28%	0.01%	3.42%	5/2/2000
Series II	0.16%	−0.19%	3.24%	1/28/2002
Series NAV	0.33%	0.06%	3.46%	4/29/2005
Wilshire 5000 Total Market Index	0.59%	0.33%	3.93%	5/2/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited	Carson Jen. Senior Managing Director and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Managing Director and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

ULTRA SHORT TERM BOND TRUST

Investment Objective

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.55%	0.05%	0.09%	0.69%

Series II	0.55%	0.25%	0.09%	0.89%

Series NAV	0.55%	0.00%	0.09%	0.64%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$70	$221	$384	$859

Series II	$91	$284	$493	$1,096

Series NAV	$65	$205	$357	$798

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch or Baa by Moody’s or unrated securities determined by the subadviser to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities including up to 5% of its nets assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Principal Risks of Investing in the Fund
The fund is not a money market fund. The fund’s value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	0.20% (Quarter ended 12/31/2011) Worst Quarter: −0.32% (Quarter ended 9/30/2011)

Average Annual Total Returns for period ended 12/31/2011

	One	Since	Date of
	Year	Inception	Inception

Series I	0.12%	−0.02%	7/29/2010
Series II	−0.08%	−0.22%	7/29/2010
Series NAV	0.09%	−0.03%	7/29/2010
Bank of America Merrill Lynch 6 Month Treasury Bill Index	0.27%	0.30%	7/29/2010

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

John Hancock Asset Management a division of Manulife Asset Management (US) LLC	Howard C. Greene. Senior Vice President; managed fund since 2010. Jeffrey N. Given. Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

U.S. EQUITY TRUST (FORMERLY U.S. MULTI SECTOR TRUST)

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.76%	0.05%	0.03%	0.84%

Series II1	0.76%	0.25%	0.03%	1.04%

Series NAV	0.76%	0.00%	0.03%	0.79%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The subadviser seeks to achieve the fund’s objective by investing in equity investments or groups of equity investments that the subadviser believes will provide higher returns than the Russell 3000 Index. Investments in equity securities include common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 29, 2012, the market capitalizations of companies included in the Russell 3000 Index ranged from $26million to $505.7 billion.

The subadviser employs an active investment management method, which means that securities are bought and sold according to the subadviser’s evaluations of companies’ published financial information, securities prices, equity and bond markets and the overall economy. In selecting investments for the fund, the subadviser may use a combination of investment methods to identify which stocks present positive relative return potential. Some of these methods evaluate individual stocks or a group of stocks based on the ratio of its price relative to historical financial information, including book value, cash flow and earnings, and to forecast financial information provided by industry analysts. These ratios can then be compared to industry or market averages to assess the relative attractiveness of the stock. Other methods focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the investment universe. The subadviser selects which methods to use, and in what combination, based on the subadviser’s assessment of what combination is best positioned to meet the fund’s objective. The subadviser may also adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The fund may make significant investments in certain sectors including the information technology and health care services sectors.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Health care services risk  Health sciences industries may be affected by product obsolescence, thin capitalization and limited product lines, markets and financial resources or personnel challenges, legislative or regulatory activities affecting the sector, such as approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems and product liabilities.

Information technology risk  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation and general economic conditions.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Sector investing risk  Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. Banks and financial services companies could suffer losses when interest rates fall or economic conditions deteriorate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	12.54% (Quarter ended 9/30/2010) Worst Quarter: −14.03% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAV	8.13%	0.82%	2.58%	10/24/2005
Russell 3000 Index	1.03%	−0.01%	3.12%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005. Sam Wilderman, CFA. Co-Director of Quantitative Equity Division: managed fund since 2005.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

UTILITIES TRUST

Investment Objective

To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.83%	0.05%	0.09%	0.97%

Series II	0.83%	0.25%	0.09%	1.17%

Series NAV	0.83%	0.00%	0.09%	0.92%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser may invest up to 20% of the fund’s net assets in lower rated debt instruments (commonly known as “junk bonds”). The fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers’ financial conditions and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The subadviser may invest the fund’s assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

While the fund may use derivatives for any investment purpose, to the extent the subadviser uses derivatives, the subadviser expects to use derivatives primarily to increase or decrease currency exposure.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk  Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U.S. dollar.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Utilities risk  The fund’s performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	21.12% (Quarter ended 6/30/2009) Worst Quarter: −24.50% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.65%	4.90%	9.99%	4/30/2001
Series II	6.58%	4.71%	9.79%	1/28/2002
Series NAV	6.80%	4.97%	10.02%	4/29/2005
S&P 500 Index	2.11%	−0.25%	2.92%	4/30/2001
S&P Utilities Sector Index	19.88%	3.71%	6.42%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Massachusetts Financial Services Company	Robert D. Persons. Investment Officer; managed fund since 2005. Maura A. Shaughnessy. Investment Officer; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

VALUE TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.74%	0.05%	0.04%	0.83%

Series II	0.74%	0.25%	0.04%	1.03%

Series NAV	0.74%	0.00%	0.04%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index ($162 million to $21.5 billion as of February 29, 2012).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Real estate securities risk  Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series I:

Best Quarter:	23.67% (Quarter ended 9/30/2009) Worst Quarter: −27.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.98%	2.20%	6.48%	1/1/1997
Series II	0.84%	2.00%	6.30%	1/28/2002
Series NAV	1.03%	2.24%	6.51%	4/29/2005
Russell Mid Cap Value Index	−1.38%	0.04%	7.67%	1/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Thomas Copper. Co-Lead Portfolio Manager; managed fund since 2005. John Mazanec. Co-Lead Portfolio Manager; managed fund since 2008. Sergio Marcheli. Portfolio Manager; managed fund since 1997.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

VALUE & RESTRUCTURING TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses
Series I1	0.82%	0.05%	0.04%	0.04%	0.95%

Series II1	0.82%	0.25%	0.04%	0.04%	1.15%

Series NAV	0.82%	0.00%	0.04%	0.04%	0.90%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies that the subadviser believes will benefit from various types of restructuring efforts or industry consolidation. The fund may invest in companies that have market capitalizations of any size.

The fund may invest in foreign securities, including securities of companies in emerging market companies. The fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies.

The fund may invest in derivatives such as futures, forwards, options and swap contracts for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings in companies developing new technologies.

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.
•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
•	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
•	a company’s current operating margins relative to its historic range and future potential.
•	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive or for other reasons.

The fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns for Series NAV:

Best Quarter:	24.22% (Quarter ended 6/30/2009) Worst Quarter: −30.49% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2011

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series NAV	−9.75%	−1.66%	1.86%	10/24/2005
S&P 500 Index	2.11%	−0.25%	2.92%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David J. Williams, CFA. Portfolio Manager; managed fund since 2005. Guy W. Pope, CFA. Portfolio Manager; managed fund since 2009. J. Nicholas Smith, CFA. Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about the purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 432 of the Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least 90% of its net investment income and net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading “Additional Information Concerning Taxes.”

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust and Money Market Trust B)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.
•	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
•	Purchase securities of registered closed-end investment companies.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the adviser’s Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the adviser believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the adviser’s Complex Securities Committee).

•	A fund of funds may directly invest in exchange traded notes (ETNs).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

+The Funds of Funds are:

Each Lifestyle Trust

Each Lifestyle PS Series

Each Lifecycle Trust

Fundamental Holdings Trust

Global Diversification Trust

Core Allocation Trust

Core Balanced Strategy Trust

Core Balanced Trust

Core Disciplined Diversification Trust

Core Fundamental Holdings Trust

Core Global Diversification Trust

Core Strategy Trust

Franklin Templeton Founding Allocation Trust

(Collectively the “Funds of Funds”)

ADDITIONAL INFORMATION ABOUT THE RISKS OF THE PS SERIES ASSET TRANSFER PROCESS

The Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series and Lifestyle Conservative PS Series (collectively, the “JHVIT Lifestyle PS Series”) and the Bond PS Series are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyle PS Series and the Bond PS Series through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and therefore limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle PS Series, the more likely that contract value will be reallocated from the JHVIT Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of, and may negatively affect the performance of the JHVIT Lifestyle PS Series, the Bond PS Series and the underlying funds in which the JHVIT Lifestyle PS Series invest.

Large-scale asset flows into and out of the Bond PS Series may negatively affect the fund’s expense ratios and performance by increasing its transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the Bond PS Series if it experiences outflows and needs to sell securities at a time when interest rates are rising and the prices of fixed-income securities are declining. Outflows may also increase the fund’s expense ratio. These asset reallocations may similarly affect the performance of the underlying funds in which the JHVIT Lifestyle PS Series invest.

As a result of large scale asset flows into and out of the JHVIT Lifestyle PS Series, the underlying funds in which the JHVIT Lifestyle PS Series invest, including the Strategic Allocation Trust and the Bond PS Series, may also experience large-scale inflows and outflows. These flows may increase an underlying fund’s transaction costs and cause the fund to purchase or sell securities when it would not normally do so, which may negatively affect the underlying fund’s expense ratios and performance. It could be particularly disadvantageous for an underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle PS Series bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle PS Series.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHVIT’s Statement of Additional Information (the “SAI”) dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed income risk.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Lifecycle risk

There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk

The Lifecycle Trusts have target allocations between equity and fixed income securities. When this fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a fund gets closer to its target date, the fund’s asset mix becomes more conservative as it contains more fixed income and short-term fixed income securities. The risks associated with fixed income and short-term fixed income securities are explained under “Interest Rate Risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.” This change over time reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the fund may be a primary source of income for an investor after retirement.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Customer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the Securities and Exchange Commission; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Arbitrage securities and distressed companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Asset allocation risk

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the sub-adviser may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends received by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

As a result of market, interest rate and other circumstances, the amount of cash available for distribution and the fund’s distribution rate may vary or decline. The risk of variability and/or reduction in distribution levels is accentuated in the currently prevailing market and interest-rate circumstances. Interest rates available on investments have decreased as illustrated by the declines in effective yield on leading high yield bond indexes. In addition, as a result of these circumstances, many higher-yielding securities have been called by the issuers and refinanced with lower-yielding securities. Moreover, the fund’s investments in equity, equity-like, distressed and special situation securities may result in significant holdings that currently pay low or no income, but that the subadviser believes represent positive long-term investment opportunities. A combination of the above factors has contributed to a significant decline in certain funds’ distributions rate effective in the last year.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or “determined” by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and ask prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government’s support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, measures to address U.S. federal and state budget deficits, debt crisis in the eurozone and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.  Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.  Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.  Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers.

Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Insurance companies.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Materials.  Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals.  The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower-rated fixed-income securities risk

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REIT“s) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Utilities risk

Issuers in the utilities sector are subject to many risks including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment or products obsolete. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT POLICIES (INCLUDING EACH FUND OF FUNDS)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 5% in the case of the Money Market Fund) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

ADDITIONAL INFORMATION ABOUT EACH JHVIT FEEDER FUND’S AND EACH
AMERICAN FUNDS MASTER FUND’S INVESTMENTS

Master-Feeder Structure

Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHVIT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHVIT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHVIT Feeder Fund’s master fund is listed below:

JHVIT Feeder Fund	American Funds Master Fund
American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)
American International Trust	International Fund (Class 1 shares)
American New World Trust	New World Fund (Class 1 shares)

Each master fund may have other shareholders, each of which will pay its proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHVIT feeder fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including a JHVIT Feeder Fund.

Each JHVIT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHVIT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHVIT Feeder fund which may include: (a) investing all of the assets of the JHVIT Feeder Fund in another master fund; (b) electing to have another adviser manage the assets directly (either as an adviser to the JHVIT Feeder Fund or as a subadviser to the JHVIT Feeder Fund with John Hancock Investment Management Services, LLC as the adviser); or (c) taking other appropriate action. A withdrawal by a JHVIT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHVIT Feeder Fund. Should such a distribution occur, the JHVIT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHVIT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the JHVIT Feeder Fund.

Because each JHVIT Feeder Fund invests substantially all of its assets in a master fund, the JHVIT Feeder Fund will bear the fees and expenses of both the JHVIT Feeder Fund and the master fund. Therefore, JHVIT Feeder Fund fees and expenses may be higher than those of a fund that invests directly in securities.

The prospectus for the master fund is delivered together with this Prospectus.

Additional Investment Policies
Additional investment policies of the master funds are set forth in the statement of additional information of the master funds which is available upon request.

Advisory Arrangements

Because the JHVIT Feeder Funds invest solely in corresponding master funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. CRMC manages the investment portfolio and business affairs of each American Funds Master Fund.

MANAGEMENT

Trustees

JHVIT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHVIT and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

The Adviser administers the business and affairs of JHVIT and, except in the case of the JHVIT Feeder Funds, selects, contracts with and compensates subadvisers to manage the assets of most of the funds. The Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board subject to Board approval, the Adviser may elect to directly manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Adviser receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Adviser.

Subject to the supervision of the Adviser and the Board, the subadvisers manage the assets of the funds. Each subadviser formulates an investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy, and regularly reports to the Adviser and the Board with respect to such program. The subadvisers are compensated by the Adviser and not by the funds.

An SEC order permits the Adviser to appoint a subadviser or change the terms of a subadvisory agreement (including subadvisory fees) without the expense and delays associated with obtaining shareholder approval. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHVIT without obtaining shareholder approval.

A discussion regarding the basis for the Board’s approval of the advisory and subadvisory agreements for the funds is available in the funds’ semi-annual report to shareholders for the periods ended June 30, 2011 and December 31, 2011.

For information on the advisory fee for the master fund for each of the JHVIT Feeder Funds, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus.

The Adviser has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and John Hancock Funds II. The Reimbursement will equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $75 billion but is less than $100 billion and 0.015% of that portion of the aggregate net assets of all the participating funds that equals or exceeds $100 billion. The amount of the Reimbursement will be calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Adviser with the approval of the Trust’s Board of Trustees (the Board).

Expense Recapture (applicable to all funds)

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Subadvisers and Portfolio Managers

Set forth below, in alphabetical order by subadviser, is additional information about the subadvisers and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund	Portfolio Managers

Heritage Trust	David M. Hollond
Greg Walsh

•	David M. Hollond. Chief Investment Officer, U.S. Growth Equity — Mid & Small Cap, Senior Vice President and Senior Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.
•	Greg Walsh. Vice President and Portfolio Manager; joined American Century in 2003 as an investment analyst; a portfolio manager since 2008.

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the master funds are:

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Donald D. O’Neal President and Trustee	Senior Vice President — Capital Research Global Investors Investment professional for 27 years in total, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Alan N. Berro Senior Vice President	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund
C. Ross Sappenfield Senior Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 20 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund
Carl M. Kawaja Vice President	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 21 years with CRMC or affiliate	Serves as an equity portfolio counselor for New World Fund
Sung Lee Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Robert W. Lovelace Vice President	Senior Vice President — Capital World Investors Investment professional for 27 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and New World Fund
David C. Barclay	Senior Vice President — Fixed Income, CRMC Investment professional for 31 years in total; 24 years with CRMCor affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund
Donnalisa Parks Barnum	Senior Vice President — Capital World Investors Investment professional for 31 years in total; 26 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
L. Alfonso Barroso	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Christopher D. Buchbinder	Senior Vice President — Capital Research Global Investors Investment professional for 17 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Gordon Crawford	Senior Vice President — Capital Research Global Investors Investment professional for 41 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund
David A. Daigle	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years, all with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund and High-Income Bond Fund
Mark E. Denning	Senior Vice President — Capital Research Global Investors Investment professional for 30 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund
J. Blair Frank	Senior Vice President — Capital Research Global Investors Investment professional for 19 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth-Income Fund
Claudia P. Huntington	Senior Vice President — Capital Research Global Investors Investment professional for 39 years in total; 37 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund
Gregg E. Ireland	Senior Vice President — Capital World Investors Investment professional for 40 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
Martin Jacobs	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund
Gregory D. Johnson	Senior Vice President — Capital World Investors Investment professional for 19 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
Michael T. Kerr	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 27 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Harold H. La	Senior Vice President — Capital Research Global Investors Investment professional for 14 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund
Jefferey T. Lager	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 16 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund
Marcus B. Linden	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 17 years in total; 16 years with CRMC or affiliate	Serves as an fixed-income portfolio counselor for High-Income Bond Fund
James B. Lovelace	Senior Vice President — Capital Research Global Investors. Investment professional for 30 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Fund
Jesper Lyckeus	Senior Vice President — Capital Research Global Investors Investment professional for 17 years in total; 16 years with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Ronald B. Morrow	Senior Vice President — Capital World Investors Investment professional for 44 years in total; 15 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund
James R. Mulally	Senior Vice President, Fixed-Income, CRMC Investment professional for 36 years in total; 32 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund
Robert H. Neithart	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years, all with Capital Research and Management Company or affiliate	Serves as fixed-income portfolio counselor for New World Fund

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

William L. Robbins	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund
Eugene P. Stein	Senior Vice President — Capital World Investors Investment professional for 41 years in total; 40 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund
Christopher M. Thomsen	Senior Vice President, Capital Research Global Investors Investment professional for 15 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Fund
Steven T. Watson	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund
Paul A. White	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund
Dylan J. Yolles	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 12 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Global Small Capitalization Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Columbia Management Investment Advisers, LLC (“Columbia Management”)

Columbia Management (formerly, RiverSource Investments, LLC) is located at 225 Franklin Street, Boston, Massachusetts 02210. Columbia Management is a registered investment adviser and a wholly owned subsidiary of Ameriprise Financial, Inc.

Fund	Portfolio Manager

Mid Cap Value Equity Trust	Steve Schroll
Laton Spahr, CFA
Paul Stocking
Value & Restructuring Trust	David J. Williams, CFA
Guy W. Pope, CFA
J. Nicholas Smith, CFA

•	Steve Schroll. Portfolio Manager; joined Columbia Management in 1998 as a Senior Security Analyst.

•	Laton Spahr, CFA. Portfolio Manager; joined Columbia Management in 2001 as a Security Analyst.
•	Paul Stocking. Portfolio Manager, joined Columbia Management in 1995 as a Senior Equity Analyst.
•	David J. Williams, CFA. Portfolio Manager, prior to joining Columbia Management in May 2010, associated with Columbia Management Advisors, LLC, the fund’s previous subadviser, or its predecessors, since 1987.
•	Guy W. Pope, CFA. Portfolio Manager, prior to joining Columbia Management in May 2010, associated with Columbia Management Advisors, LLC, the fund’s previous subadviser, or its predecessors, since 1993.
•	J. Nicholas Smith, CFA. Portfolio Manager, prior to joining Columbia Management in May 2010, associated with Columbia Management Advisors, LLC, the fund’s previous subadviser, or its predecessors, since 2005.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley, CFA
Joshua Kuhnert, CFA
Total Bond Market Trust A	Peter Farley, CFA
Joshua Kuhnert, CFA
Total Bond Market Trust B	Peter Farley, CFA
Joshua Kuhnert, CFA

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, Illinois 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

Real Estate Securities Trust	Jerry W. Ehlinger, CFA
John F. Robertson, CFA
John W. Vojticek

•	Jerry W. Ehlinger, CFA. Managing Director and Co-head of the Americas Portfolio Management Team at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion.
•	John F. Robertson, CFA. Global Head of Real Estate Securities and Chief Investment Officer of the global real estate securities business. Mr. Robertson also has broad oversight over all sectors of the real estate securities market and helps lead RREEF’s global real estate securities portfolio management activities as a member of its Global Property Asset Allocation Committee. Mr. Robertson joined RREEF in June 1997 after six years of industry experience.
•	John W. Vojticek. Co-head of the Americas Portfolio Management team having co-oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Fund	Portfolio Managers

Disciplined Diversification Trust	Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
David A. Plecha, CFA
Emerging Markets Value Trust	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
International Small Company Trust	Karen E. Umland, CFA
Joseph H. Chi, CFA
Jed S. Fogdall
Henry F. Gray
Small Cap Opportunities Trust	Henry F. Gray
Joseph H. Chi, CFA
Jed S. Fogdall

•	Karen E. Umland, CFA. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.

•	Joseph H. Chi, CFA. Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been co-head of the portfolio management group since 2012.

•	Jed S. Fogdall. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been co-head of the portfolio management group since 2012.

•	David A. Plecha, CFA. Senior Portfolio Manager and Vice President and a member of the Investment Committee. Mr. Plecha has been a Portfolio Manager at Dimensional since 1989 and has been responsible for fixed-income portfolios since the end of 1991.

•	Henry S. Gray. Head of Global Equity Trading and Vice President and a member of the Investment Committee. Mr. Gray joined Dimensional in 1995 and was a Portfolio Manager from 1995 to 2005 and has been the Head of Global Equity Trading since 2006.

First Quadrant, L.P. (“First Quadrant”)

Established in 1988 and located at 800 E. Colorado Boulevard, Suite 900, Pasadena, California 91101, First Quadrant, an innovative investment management firm specializing in global macro and equity strategies, provides asset management services to corporations, endowments, foundations and public pension plans. The general partner of First Quadrant is Affiliated Managers Group, Inc., a publicly traded company. The firm actively managed approximately $16.7 billion as of December 31, 2011.

Fund	Portfolio Managers
Currency Strategies Trust	Ken Ferguson, PhD
Dori Levanoni
Jeppe Ladekarl

•	Ken Ferguson. Partner; Co-Director of Global Macro, co-heads the firm’s global macro strategy research function. He is involved in all aspects of product development: portfolio model building, investment risk measurement, investment risk allocation, and portfolio optimization. On joining First Quadrant in 1994, Mr. Ferguson was initially focused on tactical asset allocation, currency, and global macro strategies. His responsibilities expanded to include equity research in 2006.

•	Dori Levanoni. Partner; Co-Director of Global Macro, co-heads the firm’s global macro research function. He also is involved in all aspects of product development: portfolio model building, investment risk measurement, investment risk allocation, and portfolio optimization. On joining the investment research team in 1998, Mr. Levanoni was initially focused on tactical asset allocation, currency, and global macro strategies and subsequently served as manager of currency research and director of the currency product.

•	Jeppe Ladekarl. Director; joined First Quadrant in 2009, and has been a Director and a member of the Global Macro investment team since joining the firm. Prior to joining First Quadrant, Mr. Ladekarl worked at the World Bank beginning in 1999, and served as Portfolio Manager for the World Bank Pension and Endowments Department from 2004 to 2009.

Franklin Advisers, Inc. (“Franklin Advisers”)

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Trust	Edward D. Perks, CFA
Charles B. Johnson
Alex Peters, CFA
Matt Quinlan

•	Edward D. Perks, CFA. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks joined Franklin Templeton Investments in 1992.

•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.
•	Alex Peters, CFA. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 1992.
•	Matt Quinlan. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 2005.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

Mutual Shares Trust	Peter Langerman
F. David Segal, CFA
Deborah A. Turner, CFA

•	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.
•	F. David Segal, CFA. Prior to joining Franklin Templeton Investments in 2002, Mr. Segal was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.
•	Deborah A. Turner has been with Franklin Templeton Investments since 1996.

Frontier Capital Management Company (“Frontier”)

Frontier is a Massachusetts limited liability company having offices at 99 Summer Street, Boston, Massachusetts 02110. Frontier is an investment management firm that provides investment services to institutional clients. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

A team of investment research analysts at Frontier selects investments for the fund. The portfolio managers listed below oversee this team and provide day-to-day management of the fund.

Fund	Portfolio Manager

Smaller Company Growth Trust	Michael A. Cavarretta
Peter G. Kuechle

•	Michael A. Cavarretta. Portfolio Manager; Chairman of Frontier; employed in the investment area of Frontier since 1998.
•	Peter G. Kuechle. Portfolio Manager; employed in the investment area of Frontier since 2002.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of February 29, 2012, GMO managed on a worldwide basis approximately $104.3 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

U.S. Equity Trust	Quantitative Equity Division
International Core Trust	Quantitative Equity Division
Large Cap Trust	Quantitative Equity Division

Quantitative Equity Division.  Day-to-day management of the fund is the responsibility of the Division. The Division’s members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the funds are:

•	Dr. Thomas Hancock. Co-Director of the Division; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.
•	Sam Wilderman, CFA. Co-Director of the Division: joined GMO in 1996 and has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005.

The senior members allocate responsibility for portions of the fund to various members of the Division, oversee the implementation of trades on behalf of the fund, review the overall composition of the fund’s portfolios, and monitor cash flows.

Invesco Advisers, Inc. (“Invesco”)

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment adviser since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of December 31, 2011, Invesco Ltd. managed approximately $625.3 billion.

Fund	Portfolio Managers

International Growth Stock Trust	Clas Olsson
Mark Jason
Shuxin Cao
Jason Holzer
Matthew Dennis
Small Company Growth Trust	Juliet Ellis (Lead Manager)
Juan Hartsfield
Clay Manley
Small Cap Opportunities Trust	Juliet Ellis (Lead Manager)
Juan Hartsfield
Value Trust	Thomas Copper (Co-Lead Manager)
John Mazanec (Co-Lead Manager)
Sergio Marcheli

•	Juliet Ellis. Lead Portfolio Manager, who has been with Invesco and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.
•	Juan Hartsfield. Portfolio Manager, who has been associated with Invesco and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.
•	Clay Manley. Portfolio Manager, who has been associated with Invesco and/or its affiliates since 2001.

•	Thomas Copper. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Cooper was associated with Van Kampen Asset Management in an investment capacity (1986-2010).

•	Sergio Marcheli. Portfolio Manager, who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2002 to 2010).

•	John Mazanec. Portfolio Manager (Co-Lead), who has been with Invesco and/or its affiliates since 2010; formerly, Mr. Mazanec was associated with Van Kampen Asset Management (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.

•	Clas Olsson. Lead Portfolio Manager (with respect to the fund’s investments in Europe and Canada), who has been with the Invesco and/or its affiliates since 1994.

•	Mark Jason. Portfolio Manager, who has been with Invesco and/or its affiliates since 2001.

•	Shuxin Cao. Portfolio Manager, who has been with Invesco and/or its affiliates since 1997.
•	Jason Holzer. Portfolio Manager, who has been with Invesco and/or its affiliates since 1996.
•	Matthew Dennis. Portfolio Manager, who has been with Invesco and/or its affiliates since 2000.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

John Hancock Asset Management a division of Manulife Asset Management (US) LLC, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Howard C. Greene
Jeffrey N. Given
Fundamental Holdings Trust	Bob Boyda
Steve Medina
Global Diversification Trust	Bob Boyda
Steve Medina
Bond Trust	Howard C. Greene
Jeffrey N. Given

Fund	Portfolio Managers

Bond PS Series	Jeffrey N. Given
Howard C. Greene
Core Allocation Trust	Bob Boyda
Steve Medina
Core Balanced Strategy Trust	Bob Boyda
Steve Medina
Core Balanced Trust	Bob Boyda
Steve Medina
Core Disciplined Diversification Trust	Bob Boyda
Steve Medina
Core Fundamental Holdings Trust	Bob Boyda
Steve Medina
Core Global Diversification Trust	Bob Boyda
Steve Medina
Core Strategy Trust	Bob Boyda
Steve Medina
Fundamental All Cap Core Trust	Walter McCormick, CFA
Emory (Sandy) Sanders
Fundamental Large Cap Value Trust	Walter McCormick, CFA
Emory (Sandy) Sanders
Franklin Templeton Founding Allocation Trust	Bob Boyda
Steve Medina
Lifecycle 2010 Trust	Bob Boyda
Steve Medina
Lifecycle 2015 Trust	Bob Boyda
Steve Medina
Lifecycle 2020 Trust	Bob Boyda
Steve Medina
Lifecycle 2025 Trust	Bob Boyda
Steve Medina
Lifecycle 2030 Trust	Bob Boyda
Steve Medina
Lifecycle 2035 Trust	Bob Boyda
Steve Medina
Lifecycle 2040 Trust	Bob Boyda
Steve Medina
Lifecycle 2045 Trust	Bob Boyda
Steve Medina
Lifecycle 2050 Trust	Bob Boyda
Steve Medina
Lifestyle Aggressive Trust	Bob Boyda
Steve Medina
Lifestyle Balanced Trust	Bob Boyda
Steve Medina

Fund	Portfolio Managers

Lifestyle Balanced PS Series	Bob Boyda
Steve Medina
Lifestyle Conservative Trust	Bob Boyda
Steve Medina
Lifestyle Conservative PS Series	Bob Boyda
Steve Medina
Lifestyle Growth Trust	Bob Boyda
Steve Medina
Lifestyle Growth PS Series	Bob Boyda
Steve Medina
Lifestyle Moderate Trust	Bob Boyda
Steve Medina
Lifestyle Moderate PS Series	Bob Boyda
Steve Medina
Short-Term Government Income Trust	Howard C. Greene
Jeffrey N. Given
Strategic Allocation Trust	Jeffrey N. Given
Strategic Income Opportunities Trust	Daniel S. Janis III
John F. Iles
Thomas C. Goggins
Ultra Short Term Bond Trust	Howard C. Greene
Jeffrey N. Given

•	Bob Boyda. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management in 2009.

•	Jeffrey N. Given. Vice President; joined John Hancock Asset Management in 1993.

•	Thomas C. Goggins. Senior portfolio manager John Hancock Asset Management (since 2009); Co-founder and Director of Research, Fontana Capital (2005–2009).

•	Howard C. Greene. Senior Vice President; joined John Hancock Asset Management in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	John F. Iles. Vice President; joined John Hancock Asset Management in 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Daniel S. Janis III. Vice President; joined John Hancock Asset Management in 1999; previously a senior risk manager at BankBoston (1997–1999).

•	Walter McCormick, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Walter McCormick was managing director and senior portfolio manager with the Berkeley Street Equity team at Wells Capital Management. He is also past president of the Providence Society of Financial Analysts. Mr. McCormick began his investment career in 1970.
•	Steve Medina. Senior Managing Director and Senior Portfolio Manager, John Hancock Asset Management; joined John Hancock Asset Management, LLC in 2009.

•	Emory (Sandy) Sanders, CFA. Senior Managing Director, Senior Portfolio Manager; prior to joining Manulife Asset Management in 2010, Sandy Sanders was a portfolio manager on the Berkeley Street Equity Team at Wells Capital Management. Mr. Sanders began his investment career in 1997.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of JHVIT for which it is the subadviser as well as other portfolios advised by the Adviser. John Hancock Asset Management (North America) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including

Manulife Asset Management Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of Manulife Asset Management, Ltd is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

500 Index Trust	Carson Jen
Narayan Ramani
500 Index Trust B	Carson Jen
Narayan Ramani
Fundamental Holdings Trust	Steve Orlich
Global Diversification Trust	Steve Orlich
Core Balanced Strategy Trust	Steve Orlich
Core Fundamental Holdings Trust	Steve Orlich
Core Global Diversification Trust	Steve Orlich
Core Strategy Trust	Steve Orlich
International Index Trust	Carson Jen
Narayan Ramani
Lifecycle 2010 Trust	Steve Orlich
Lifecycle 2015 Trust	Steve Orlich
Lifecycle 2020 Trust	Steve Orlich
Lifecycle 2025 Trust	Steve Orlich
Lifecycle 2030 Trust	Steve Orlich
Lifecycle 2035 Trust	Steve Orlich
Lifecycle 2035 Trust	Steve Orlich
Lifecycle 2040 Trust	Steve Orlich
Lifecycle 2045 Trust	Steve Orlich
Lifecycle 2050 Trust	Steve Orlich
Lifestyle Aggressive Trust	Steve Orlich
Lifestyle Balanced Trust	Steve Orlich
Lifestyle Balanced PS Series	Steve Orlich
Lifestyle Conservative Trust	Steve Orlich
Lifestyle Conservative PS Series	Steve Orlich
Lifestyle Growth Trust	Steve Orlich
Lifestyle Growth PS Series	Steve Orlich
Lifestyle Moderate Trust	Steve Orlich
Lifestyle Moderate PS Series	Steve Orlich
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Money Market Trust B	Maralyn Kobayashi
Faisal Rahman
Small Cap Index Trust	Carson Jen
Narayan Ramani
Smaller Company Growth Trust	Carson Jen
Narayan Ramani
Total Stock Market Index Trust	Carson Jen
Narayan Ramani

•	Faisal Rahman CFA. Managing Director and Portfolio Manager; joined Manulife Asset Management Limited in 2001, with John Hancock Asset Management (North America) since 2003.

•	Carson Jen. Senior Managing Director and Senior Portfolio Manager; joined Manulife Asset Management, Ltd in 1997.

•	Maralyn Kobayashi. Managing Director and Senior Portfolio Manager; joined Manulife Asset Management, Ltd in 1981.

•	Steve Orlich. Senior Managing Director and Senior Portfolio Manager. He joined Manulife Asset Management Limited in 1998, with John Hancock Asset Management (North America) since 2003. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

•	Narayan Ramani. Managing Director and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined Manulife Asset Management, Limited in 1998.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2011 Jennison managed in excess of $135 billion in assets.

Fund	Portfolio Managers

Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros “Sig” Segalas

•	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity.
•	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison.

Mr. Del Balso generally has final authority over all aspects of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

The portfolio managers for the fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Trust	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995.

•	Deepak Khanna. Partner and Portfolio Manager; returned to Lord Abbett in 2007; previously a Managing Director at Jennison Associates (2005-2007); previously served as a senior research analyst at Lord Abbett (2000-2005).

Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the fund.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 and is an independent, majority employee-owned, registered investment adviser. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Trust	James G. Gendelman
Munish Malhotra

•	James G. Gendelman. Co-Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.
•	Munish Malhotra, CFA. Co-Portfolio Manager; joined Marsico in 2003; previously an international equities analyst at Driehaus Capital Management.

Massachusetts Financial Services Company (“MFS”)

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $276 billion as of February 28, 2012. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Fund	Portfolio Managers

Utilities Trust	Robert D. Persons
Maura A. Shaughnessy

•	Robert D. Persons. Debt Securities Portfolio Manager; Employed in the investment area of MFS since 2000.
•	Maura A. Shaughnessy. Equity Securities Portfolio Manager; Employed in the investment area of MFS since 1991.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with minority interests held by PIMCO Partners, LLC, a California limited liability company and certain officers of PIMCO. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is wholly owned by Allianz SE.

Fund	Portfolio Managers

Total Return Trust	William H. Gross, CFA
Global Bond Trust	Scott Mather
Real Return Bond Trust	Mihir Worah

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, an Executive Vice President, is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Perimeter Capital Management LLC

Perimeter Capital Management is a Delaware Corporation formed in 2006 and located at Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328. Perimeter is a majority employee-owned, registered investment adviser, which provides investment services to institutional clients and mutual funds.

Fund	Portfolio Managers

Smaller Company Growth Trust	Mark D. Garfinkel, CFA
James N. Behre

•	Mark D. Garfinkel, CFA. Mr. Garfinkel is the lead portfolio manager and is a founding partner of Perimeter. Prior to the formation of Perimeter in 2006, Mr. Garfinkel spent 8 years managing Trusco Capital Management’s small cap growth discipline.
•	James N. Behre. Mr. Behre is a founding partner of Perimeter and a member of the management team. Prior to the formation of Perimeter in 2006, Mr. Behre worked with Mr. Garfinkel at Trusco Capital Management as the lead analyst of the firm’s small-cap growth investment process.

QS Investors, LLC. (“QS Investors”)

QS Investors is a Delaware limited liability company located at 880 Third Avenue, 7th Floor New York, NY 10022. QS Investors is 100% employee-owned with its managing members, Janet Campagna, James Norman, Rosemary Macedo, Marco Veissid and Robert Wang, having a controlling interest in the firm. A majority of the managing members are former members of DIMA’s Quantitative Strategies Group that previously provided services to the Lifestyle and Lifecycle Trusts and All Cap Core Trust. QS Investors provides services to the Lifestyle Trusts, Lifestyle PS Series, Lifecycle Trusts and All Cap Core Trust.

Fund	Portfolio Managers

All Cap Core Trust	Russell Shtern, CFA
Robert Wang

•	Robert Wang. Head of Portfolio Implementation. Prior to joining QS Investors in August 2010, Mr. Wang managed the All Cap Core Trust as Managing Director and Global Head of Quantitative Strategies Portfolio Management at DIMA. Mr. Wang joined DIMA in 1995 as a senior fixed-income portfolio manager.
•	Russell Shtern, CFA. Portfolio Manager. Prior to joining QS Investors in August 2010, Russell Shtern managed the All Cap Core Trust as Vice President and Portfolio Manager for Active Quantitative Equity at DIMA. Mr. Shtern joined DIMA in 1999 as a trader’s assistant on the options and equity swaps desk.

Rainier Investment Management (“Rainier”)

Rainier is located at 601 Union Street, Suite 2801, Seattle, Washington 98101. Rainier is owned and operated by twelve principals.

The fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management responsibility for the fund.

Fund	Portfolio Managers

Growth Equity Trust	Daniel Brewer
Mark Broughton
Stacie Cowell
Mark Dawson
Andrea Durbin
James Margard
Peter Musser

•	Daniel Brewer. Senior Portfolio Manager with Rainier since at least 2002.
•	Mark Broughton. Senior Portfolio Manager with Rainier since at least 2002.
•	Stacie Cowell. Senior Portfolio Manager with Rainier since 2006.
•	Mark Dawson. Senior Portfolio Manager with Rainier since at least 2002.
•	Andrea Durbin. Senior Portfolio Manager with Rainier since at least 2002.
•	James Margard. Chief Investment Officer with Rainier since at least 2002.
•	Peter Musser. Senior Portfolio Manager with Rainier since at least 2002.

RCM Capital Management LLC (“RCM”)

RCM is an investment management firm organized as a Delaware limited liability company. RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. RCM is the successor investment adviser to Rosenberg Capital Management, which commenced operations in 1970. RCM provides advisory services to mutual funds and institutional accounts. RCM is located at 555 Mission Street, San Francisco, California 94105.

Fund	Portfolio Managers

Science & Technology Trust	Walter C. Price
Huachen Chen

•	Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principal in 1994.
•	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an SEC registered investment adviser and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2011, SSgA FM had over $216.89 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $1.86 trillion under management as of December 31, 2011, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The International Equity Index Trust A and International Equity Index Trust B are managed by SSgA’s Global Equity Beta Solutions Team. Portfolio managers Thomas Coleman and Karl Schneider are jointly and primarily responsible for the day-to-day management of the Portfolio.

Fund	Portfolio Managers

International Equity Index Trust A	Thomas Coleman, CFA
Karl Schneider
International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman, CFA. Vice President; joined SSgA FM in 1998. Mr. Coleman is a Vice President of State Street Global Advisors and a Senior Portfolio Manager in the Global Equity Beta Solutions (“GEBS”) investment team. Within this team, Tom is the Emerging Markets Strategy leader and as such, he is responsible for the management of a variety of commingled, segregated, and exchange traded products benchmarked to international strategies, including MSCI Emerging and ACWI, as well as S&P Emerging Markets. Tom is also responsible for domestic strategies benchmarked to Russell, Standard & Poors, and NASDAQ Indices.

•	Karl Schneider. Vice President; joined SSgA FM in 1997. Mr. Schneider is a Vice President of State Street Global Advisors and Head of US Equity Strategies for the GEBS, where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He joined State Street in 1996. Karl is also a member of the SSgA Derivatives Committee and part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2011, Templeton Global and its affiliates managed over $670.3 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Trust	Norman J. Boersma, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Norman J. Boersma, CFA. Lead Portfolio Manager; President and Director; joined Templeton Global in 1991.

•	Tucker Scott, CFA. Executive Vice President; Portfolio Manager and Research Analyst; joined Templeton Global in 1996.

•	Lisa Myers, CFA. Executive Vice President; joined Templeton Global in 1996.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 300 S. E. 2nd Street, Ft. Lauderdale, Florida 33301, and has been in the business of providing investment advisory services since 1954. As of December 31, 2011, Templeton and its affiliates managed over $670.3 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners (2000-2006).

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2011, T. Rowe Price and its affiliates managed over $489.5 billion for over eleven million individual and institutional investor accounts.

Fund	Portfolio Managers

Balanced Trust	Kim DeDominicis
Charles Shriver
Blue Chip Growth Trust	Larry J. Puglia
Capital Appreciation Value Trust	David R. Giroux
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Mid Value Trust	David J. Wallack
New Income Trust	Daniel O. Shakelford
Science & Technology Trust	Ken Allen
Small Company Value Trust	Preston G. Athey

•	Ken Allen. Vice President; joined T. Rowe Price in 2000.
•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Kim DeDominicis. Vice President; joined T. Rowe Price in 2003.
•	David R. Giroux. Vice President; joined T. Rowe Price in 1998.
•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997.

•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers, CFA, CIC. Vice President; joined T. Rowe Price in 1982.

•	Daniel O. Shakelford. Vice President; joined T. Rowe Price in 1999.

•	Charles Shriver. Vice President; joined T. Rowe Price in 1991.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington Management had investment management authority with respect to approximately $651 billion in assets.

Fund	Portfolio Managers

Alpha Opportunities Trust	Kent M. Stahl, CFA
Gregg R. Thomas, CFA

Fund	Portfolio Managers

Core Allocation Plus Trust	Rick A. Wurster, CFA
Evan S. Grace, CFA
Investment Quality Bond Trust	Lucius T. (L.T.) Hill III
Campe Goodman, CFA
Christopher A. Jones, CFA
Joseph F. Marvan, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Natural Resources Trust	Jay Bhutani
John C. O’Toole, CFA
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Senior Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.

•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.
•	Jay Bhutani. Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani was an analyst and sector portfolio manager at Credit Suisse Asset Management in London (2002-2007).
•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.

•	Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

•	Evan S. Grace, CFA. Director, Asset Allocation Portfolio Manager and Strategist affiliated with Wellington Management; joined the firm as an investment professional in 2003.

•	Lucius T. (L.T.) Hill III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1993.

•	Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.

•	Joseph F. Marvan, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.

•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.

•	Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2001.

•	John C. O’Toole, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1992.

•	Shaun F. Pedersen. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2004.
•	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management of Wellington Management; joined the firm as an investment professional in 1998.
•	Gregg R. Thomas, CFA. Vice President and Director of Risk Management of Wellington Management; joined the firm in 2001 and has been an investment professional since 2004.

•	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2006.

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo

Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Trust	Thomas O’Connor, CFA
Troy Ludgood

•	Thomas O’Connor, CFA. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously he was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).
•	Troy Ludgood. Senior Portfolio Manager and Co-Head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the Firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo, Melbourne and Dubai, Western Asset’s 904 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money markets to emerging markets. Western Asset’s client base totals 529, representing 40 countries, 1,051 accounts, and $443 billion in assets under management.

Fund	Portfolio Managers

High Yield Trust*	Steven A. Walsh
Michael C. Buchanan
Keith J. Gardner

•	Stephen A. Walsh. Chief Investment Officer of Western Asset since September 2008; previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. as a Portfolio Manager, 1989-1991, and Atlantic Richfield Company as a Portfolio Manager, 1981-1988.
•	Michael C. Buchanan. Head of Credit; joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management as Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management as Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management as a Managing Director, Head of High Yield Trading, 1998-2003, and Conseco Capital Management as Vice President, Portfolio Manager, 1990-1998.
•	Keith J. Gardner. Head of Developing Markets; joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. as a Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. as a Portfolio Manager, 1985-1992, and Salomon Brothers, Inc. as a Research Analyst, 1983-1985.

SHARE CLASSES AND RULE 12B-1 PLANS

Share Classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Adviser to be properly allocable to a particular class. The Adviser will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Adviser may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to JHVIT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHVIT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares

an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, Fundamental Holdings Trust and Global Diversification Trust.

*0.35% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series II shares

an annual rate of up to 0.35%* of the net assets of the Series II shares

*0.75% in the case of American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust, American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, Fundamental Holdings Trust and Global Diversification Trust.

*0.55% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series III shares

an annual rate of up to 0.25% of the net assets of the Series III shares

*0.15% in the case of Core Fundamental Holdings Trust and Core Global Diversification Trust.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Purchase and Redemption of Shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NewYork Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Due to differences in tax treatments and other considerations, the interests of holder of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the “Board” or “Trustees”) will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV

The NAV of each fund’s share class is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Standard Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each share class of each fund (except the Money Market Trusts) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Securities held by each Money Market Trust and certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities.  If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets after the close of trading in the market, and
•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in an other open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Each Money Market Trust seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHVIT; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1.	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2.	Funds with significant investments in high yield securities that are infrequently traded; and

3.	Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

Marketing Expense Allowance

JHVIT’s distributor, John Hancock Distributors, LLC pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the marketing expense rate set forth below multiplied by the dollar amount of new and subsequent investments received by the American Fund Insurance Series (“AFIS”) from the JHVIT Feeder Funds and the fund of funds that invest in the AFIS fund during the calendar year.

Aggregate Amount of New and Subsequent Investments
Received by the American Funds Insurance Series from
the Feeder Funds and the fund of funds [(excluding
exchanges other than exchanges through dollar cost
Marketing Expense Rate	averaging programs)] during the calendar year.
0.16%	$0-1.5 Billion
0.14%	Between $1.5 and $3.0 Billion
0.10%	Excess of $3.0 Billion

XBRL Filings

A fund’s XBRL filings are located at http://www.johnhancock.com/XBRL/JHT.html.

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. Each fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use John Hancock Variable Insurance Trust (“JHVIT”, formerly John Hancock Trust) as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The following funds have not commenced operations as of the date of this prospectus; therefore, no financial highlights are reported: Currency Strategies Trust, Lifecycle 2010 Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust and Lifecycle 2050 Trust.

The financial statements of JHVIT as of December 31, 2011, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHVIT’s financial statements, in JHVIT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
500 Index Trust
Series I
12-31-2011	11.01	0.18	[1]	(0.01)	0.17	(0.17)	(0.03)	—	(0.20)	10.98	1.57	[2]	0.53	0.53	1.58	1,045	4
12-31-2010	9.74	0.15	[1]	1.27	1.42	(0.15)	—	—	(0.15)	11.01	14.58	[2]	0.53	0.53	1.52	1,089	5
12-31-2009	7.87	0.15	[1]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[2]	0.54	0.54	1.84	986	3
12-31-2008	12.64	0.19	[1]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[2]		0.54	0.54	1.78	795	4
12-31-2007	12.33	0.18	[1]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[2]	0.54	0.54	1.44	1,317	5
Series II
12-31-2011	10.97	0.15	[1]	— [3]	0.15	(0.15)	(0.03)	—	(0.18)	10.94	1.37	[2]	0.73	0.73	1.38	50	4
12-31-2010	9.71	0.13	[1]	1.25	1.38	(0.12)	—	—	(0.12)	10.97	14.28	[2]	0.73	0.73	1.32	57	5
12-31-2009	7.84	0.14	[1]	1.86	2.00	(0.13)	—	—	(0.13)	9.71	25.59	[2]	0.74	0.74	1.64	56	3
12-31-2008	12.59	0.17	[1]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84	(37.40)[2]		0.74	0.74	1.57	49	4
12-31-2007	12.26	0.16	[1]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[2]	0.74	0.74	1.24	95	5
Series NAV
12-31-2011	10.85	0.18	[1]	— [3]	0.18	(0.18)	(0.03)	—	(0.21)	10.82	1.65	[2]	0.48	0.48	1.64	4,944	4
12-31-2010	9.60	0.16	[1]	1.24	1.40	(0.15)	—	—	(0.15)	10.85	14.64	[2]	0.48	0.48	1.58	5,152	5
12-31-2009	7.75	0.15	[1]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[2]	0.49	0.49	1.88	4,440	3
12-31-2008	12.47	0.20	[1]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[2]		0.49	0.49	2.22	3,210	4
12-31-2007	12.16	0.19	[1]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2]	0.49	0.49	1.53	370	5

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
500 Index Trust B
Series NAV
12-31-2011	15.71	0.30	[1]	(0.01)	0.29	(0.29)	—	—	(0.29)	15.71	1.87	[2]	0.49	0.25	1.86	845	4
12-31-2010	13.91	0.25	[1]	1.80	2.06	(0.26)	—	—	(0.26)	15.71	14.86	[2]	0.49	0.25	1.77	886	10
12-31-2009	11.24	0.25	[1]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[2]	0.49	0.25	2.15	816	8
12-31-2008	18.51	0.32	[1]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[2]		0.50	0.25	2.05	698	7
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2]	0.49	0.25	1.72	1,215	13

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Active Bond Trust
Series I
12-31-2011	9.71	0.48	[1]	0.08	0.56	(0.55)	—	—	(0.55)	9.72	5.81	[2]	0.68	0.68	4.73	67	101
12-31-2010	9.20	0.56	[1]	0.70	1.26	(0.75)	—	—	(0.75)	9.71	13.85	[2]	0.69	0.69	5.68	77	53
12-31-2009	7.91	0.56	[1]	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80	[2]	0.68	0.68	6.33	83	78
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)[2]		0.69	0.69	5.36	79	100
12-31-2007	9.88	0.51	[1]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[2]	0.68	0.68	5.26	117	140
Series II
12-31-2011	9.72	0.46	[1]	0.09	0.55	(0.53)	—	—	(0.53)	9.74	5.70	[2]	0.88	0.88	4.54	298	101
12-31-2010	9.20	0.54	[1]	0.71	1.25	(0.73)	—	—	(0.73)	9.72	13.71	[2]	0.89	0.89	5.49	363	53
12-31-2009	7.91	0.54	[1]	1.38	1.92	(0.63)	—	—	(0.63)	9.20	24.54	[2]	0.88	0.88	6.12	365	78
12-31-2008	9.40	0.47	[1]	(1.47)	(1.00)	(0.49)	—	—	(0.49)	7.91	(10.76)[2]		0.89	0.89	5.15	315	100
12-31-2007	9.87	0.49	[1]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[2]	0.88	0.88	5.06	559	140
Series NAV
12-31-2011	9.71	0.48	[1]	0.10	0.58	(0.56)	—	—	(0.56)	9.73	5.97	[2]	0.63	0.63	4.76	889	101
12-31-2010	9.20	0.57	[1]	0.70	1.27	(0.76)	—	—	(0.76)	9.71	13.91	[2]	0.64	0.64	5.75	903	53
12-31-2009	7.91	0.56	[1]	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86	[2]	0.63	0.63	6.39	1,342	78
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[2]		0.64	0.64	5.44	1,685	100
12-31-2007	9.89	0.52	[1]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[2]	0.63	0.63	5.31	1,871	140

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Core Trust
Series I
12-31-2011	16.55	0.17	[1]	(0.11)	0.06	(0.17)	—	—	(0.17)	16.44	0.41	[2]	0.86	0.86	0.99	71	231
12-31-2010	14.79	0.17	[1]	1.75	1.92	(0.16)	—	—	(0.16)	16.55	13.04	[2]	0.86	0.86	1.03	83	219
12-31-2009	11.69	0.17	[1]	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46	[2]	0.87	0.87	1.39	87	171
12-31-2008	19.83	0.19	[1]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[2]		0.87	0.86	1.11	83	239
12-31-2007	19.60	0.23	[1]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[2,3]	0.86	0.86	1.12	172	257
Series II
12-31-2011	16.53	0.13	[1]	(0.11)	0.02	(0.14)	—	—	(0.14)	16.41	0.14	[2]	1.06	1.06	0.79	8	231
12-31-2010	14.77	0.13	[1]	1.76	1.89	(0.13)	—	—	(0.13)	16.53	12.81	[2]	1.06	1.06	0.83	9	219
12-31-2009	11.67	0.15	[1]	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26	[2]	1.07	1.07	1.19	9	171
12-31-2008	19.77	0.16	[1]	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)[2]		1.07	1.06	0.91	8	239
12-31-2007	19.52	0.19	[1]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[2,3]	1.06	1.06	0.92	19	257
Series NAV
12-31-2011	16.56	0.18	[1]	(0.12)	0.06	(0.18)	—	—	(0.18)	16.44	0.40	[2]	0.81	0.81	1.04	272	231
12-31-2010	14.80	0.16	[1]	1.77	1.93	(0.17)	—	—	(0.17)	16.56	13.09	[2]	0.81	0.81	1.08	286	219
12-31-2009	11.69	0.18	[1]	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62	[2]	0.82	0.82	1.47	265	171
12-31-2008	19.84	0.20	[1]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[2]		0.82	0.81	1.15	299	239
12-31-2007	19.62	0.24	[1]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[2,3]	0.81	0.81	1.17	763	257

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 2.56%, 2.31% and 2.65% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
All Cap Value Trust
Series I
12-31-2011	8.35	0.04	[1]	(0.39)	(0.35)	(0.03)	—	—	(0.03)	7.97	(4.20)[2]		0.87	0.87	0.52	31	64
12-31-2010	7.08	0.04	[1]	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	[2]	0.90	0.90	0.51	37	75
12-31-2009	5.62	0.03	[1]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	[2]	0.97	0.97	0.50	36	90
12-31-2008	8.16	0.05	[1]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)		0.99	0.99	0.72	36	77
12-31-2007	13.03	0.09	[1]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[2,3]	0.95	0.95	0.68	63	63
Series II
12-31-2011	8.34	0.03	[1]	(0.40)	(0.37)	(0.01)	—	—	(0.01)	7.96	(4.41)[2]		1.07	1.07	0.32	28	64
12-31-2010	7.07	0.02	[1]	1.26	1.28	(0.01)	—	—	(0.01)	8.34	18.13	[2]	1.10	1.10	0.31	34	75
12-31-2009	5.61	0.02	[1]	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	[2]	1.17	1.17	0.29	33	90
12-31-2008	8.14	0.04	[1]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)		1.19	1.19	0.53	30	77
12-31-2007	12.99	0.06	[1]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[2,3]	1.15	1.15	0.49	53	63
Series NAV
12-31-2011	8.32	0.05	[1]	(0.40)	(0.35)	(0.03)	—	—	(0.03)	7.94	(4.17)[2]		0.82	0.82	0.62	383	64
12-31-2010	7.05	0.07	[1]	1.23	1.30	(0.03)	—	—	(0.03)	8.32	18.49	[2]	0.85	0.85	1.00	291	75
12-31-2009	5.60	0.03	[1]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	[2]	0.92	0.92	0.51	21	90
12-31-2008	8.14	0.06	[1]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)		0.94	0.94	0.79	12	77
12-31-2007	12.99	0.12	[1]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[2,3]	0.85	0.85	0.86	17	63

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates were 8.20%, 7.91% and 8.54% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Alpha Opportunities Trust
Series I
12-31-2011	15.35	0.05	[1]	(1.34)	(1.29)	(0.03)	(2.11)	—	(2.14)	11.92	(8.14)[2]		1.07		1.07		0.32		—	[3]	157
12-31-2010	15.14	0.03	[1]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.92	[2]	1.07		1.07		0.20		—	[3]	185
12-31-2009[4]	12.57	0.03	[1]	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[2,5]	1.13	[6]	1.13	[6]	0.34	[6]	—	[3]	222
Series NAV
12-31-2011	15.35	0.05	[1]	(1.33)	(1.28)	(0.03)	(2.11)	—	(2.14)	11.93	(8.02)[2]		1.02		1.02		0.34		875		157
12-31-2010	15.14	0.03	[1]	2.18	2.21	(0.07)	(1.93)	—	(2.00)	15.35	16.98	[2]	1.02		1.02		0.22		924		185
12-31-2009	10.89	0.05	[1]	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	[2]	1.08		1.08		0.41		624		222
12-31-2008[7]	12.50	0.02	[1]	(1.63)	(1.61)	— [8]	—	—	— [8]	10.89	(12.85)[5]		1.06	[6]	1.06	[6]	0.70	[6]	280		52

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Less than $500,000.
4The inception date for Series I shares is 6-2-09.
5Not annualized.
6Annualized.
7The inception date for Series NAV shares is 10-7-08.
8Less than ($0.005) per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation Trust
Series I
12-31-2011	11.01	0.16	[1,2]	(0.06)	0.10	(0.17)	—	—	(0.17)	10.94	0.91	[3]	0.62	[4]	0.62	[4]	1.42	[2]	187	2
12-31-2010	9.98	0.16	[1,2]	1.04	1.20	(0.17)	— [5]	—	(0.17)	11.01	12.06	[3]	0.62	[4]	0.62	[4]	1.53	[2]	216	3
12-31-2009	8.44	0.28	[1,2]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	[3]	0.63	[4]	0.63	[4]	3.05	[2]	221	5
12-31-2008[6]	12.00	0.60	[1,2]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[3,7]		0.64	[4,8]	0.63	[4,8]	9.72	[2,8]	2	1
Series II
12-31-2011	11.01	0.14	[1,2]	(0.05)	0.09	(0.15)	—	—	(0.15)	10.95	0.86	[3]	0.77	[4]	0.77	[4]	1.29	[2]	1,274	2
12-31-2010	9.98	0.14	[1,2]	1.04	1.18	(0.15)	— [5]	—	(0.15)	11.01	11.90	[3]	0.77	[4]	0.77	[4]	1.42	[2]	1,420	3
12-31-2009	8.45	0.18	[1,2]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27	[3]	0.78	[4]	0.78	[4]	2.00	[2]	1,373	5
12-31-2008	12.39	0.32	[1,2]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[3]		0.79	[4]	0.78	[4]	3.07	[2]	832	1
12-31-2007[9]	12.50	0.48	[1,2]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[3,7]	0.79	[4,8]	0.79	[4,8]	5.57	[2,8]	511	—	[7]
Series III
12-31-2011	11.00	0.21	[1,2]	(0.07)	0.14	(0.21)	—	—	(0.21)	10.93	1.27	[3]	0.27	[4]	0.27	[4]	1.84	[2]	146	2
12-31-2010	9.96	0.20	[1,2]	1.04	1.24	(0.20)	— [5]	—	(0.20)	11.00	12.54	[3]	0.27	[4]	0.27	[4]	1.96	[2]	153	3
12-31-2009	8.44	0.27	[1,2]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	[3]	0.28	[4]	0.28	[4]	2.99	[2]	143	5
12-31-2008[10]	12.34	0.78	[1,2]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[3,7]		0.29	[4,8]	0.28	[4,8]	8.21	[2,8]	34	1

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Less than ($0.005) per share.
6The inception date for Series I shares is 4-28-08.
7Not annualized.
8Annualized.
9The inception date for Series II shares is 5-1-07.
10The inception date for Series III shares is 1-2-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Blue Chip Income and Growth Trust
Series I
12-31-2011	11.35	0.06	[1,2]	(0.21)	(0.15)	(0.15)	—	—	(0.15)	11.05	(1.30)[3]	0.63	[4]	0.63	[4]	0.53	[1]	16	9
12-31-2010	10.26	0.18	[1,2]	1.05	1.23	(0.14)	—	—	(0.14)	11.35	12.01 [3]	0.64	[4]	0.64	[4]	1.72	[1]	43	12
12-31-2009	8.85	0.21	[1,2]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33	0.65	[4]	0.65	[4]	2.33	[1]	29	16
12-31-2008	14.88	0.24	[1,2]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)	0.58	[4]	0.58	[4]	2.02	[1]	18	131
12-31-2007	18.29	0.40	[1,2]	(0.12)[5]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65	0.38	[4]	0.38	[4]	2.24	[1]	19	12
Series II
12-31-2011	11.35	0.12	[1,2]	(0.28)	(0.16)	(0.14)	—	—	(0.14)	11.05	(1.45)[3]	0.78	[4]	0.78	[4]	1.10	[1]	68	9
12-31-2010	10.27	0.12	[1,2]	1.09	1.21	(0.13)	—	—	(0.13)	11.35	11.75 [3]	0.79	[4]	0.79	[4]	1.12	[1]	82	12
12-31-2009	8.86	0.13	[1,2]	2.07	2.20	(0.13)	(0.66)	—	(0.79)	10.27	27.13	0.80	[4]	0.80	[4]	1.48	[1]	83	16
12-31-2008	14.87	0.17	[1,2]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)	0.71	[4]	0.71	[4]	1.39	[1]	76	131
12-31-2007	18.26	0.33	[1,2]	(0.08)[5]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48	0.53	[4]	0.53	[4]	1.85	[1]	156	12
Series III
12-31-2011	11.33	0.21	[1,2]	(0.32)	(0.11)	(0.19)	—	—	(0.19)	11.03	(0.95)[3]	0.28	[4]	0.28	[4]	1.85		165	9
12-31-2010	10.25	0.20	[1,2]	1.06	1.26	(0.18)	—	—	(0.18)	11.33	12.29 [3]	0.29	[4]	0.29	[4]	1.89		149	12
12-31-2009	8.84	0.27	[1,2]	1.98	2.25	(0.18)	(0.66)	—	(0.84)	10.25	27.79	0.30	[4]	0.30	[4]	2.93		106	16
12-31-2008[6]	14.66	0.73	[1,2]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)	0.33	[4]	0.33	[4]	7.12	[1]	15	131

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
6The inception date for Series III shares is 1-2-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Global Growth Trust
Series I
12-31-2011	11.25	0.21	[1,2]	(1.25)	(1.04)	(0.10)	—	—	(0.10)	10.11	(9.24)[3]		0.64	[4]	0.64	[4]	2.01	[2]	2		7
12-31-2010[5]	11.27	0.05	[1,2]	0.04	0.09	(0.11)	—	—	(0.11)	11.25	0.81	[3,6]	0.61	[4,7]	0.61	[4,7]	4.18	[2,7]	—	[8]	8
Series II
12-31-2011	11.23	0.08	[1,2]	(1.14)	(1.06)	(0.08)	—	—	(0.08)	10.09	(9.40)[3]		0.79	[4]	0.79	[4]	0.73	[2]	158		7
12-31-2010	10.19	0.09	[1,2]	1.05	1.14	(0.10)	—	—	(0.10)	11.23	11.17	[3]	0.79	[4]	0.78	[4]	0.91	[2]	199		8
12-31-2009	7.76	0.08	[1,2]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	[3]	0.80	[4]	0.78	[4]	0.88	[2]	196		11
12-31-2008	13.11	0.14	[1,2]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[3]		0.80	[4]	0.78	[4]	1.24	[2]	150		15
12-31-2007[9]	12.50	0.43	[1,2]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[3,6]	0.81	[4,7]	0.81	[4,7]	4.89	[2,7]	227		1
Series III
12-31-2011	11.22	0.15	[1,2]	(1.15)	(1.00)	(0.14)	—	—	(0.14)	10.08	(8.92)[3]		0.29	[4]	0.29	[4]	1.37	[2]	3		7
12-31-2010	10.17	0.16	[1,2]	1.04	1.20	(0.15)	—	—	(0.15)	11.22	11.80	[3]	0.29	[4]	0.28	[4]	1.60	[2]	3		8
12-31-2009	7.74	0.20	[1,2]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	[3]	0.30	[4]	0.28	[4]	2.17	[2]	2		11
12-31-2008[10]	13.07	0.66	[1,2]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[3,6]		0.30	[4,7]	0.28	[4,7]	7.23	[2,7]	—	[8]	15

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series I shares is 11-5-10.
6Not annualized.
7Annualized.
8Less than $500,000.
9The inception date for Series II shares is 5-1-07.
10The inception date for Series III shares is 1-2-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Global Small Capitalization Trust
Series I
12-31-2011	10.13	0.09	[1,2]	(2.06)	(1.97)	(0.08)	—	—	(0.08)	8.08	(19.43)[3]		0.66	[4]	0.66	[4]	0.98	[2]	—	[5]	15
12-31-2010[6]	10.08	0.06	[1,2]	0.11	0.17	(0.12)	—	—	(0.12)	10.13	1.64	[3,7]	0.65	[8]	0.65	[8]	3.82	[8]	—	[5]	14
Series II
12-31-2011	10.10	0.07	[1,2]	(2.05)	(1.98)	(0.07)	—	—	(0.07)	8.05	(19.63)[3]		0.81	[4]	0.81	[4]	0.73	[2]	54		15
12-31-2010	8.40	0.10	[1,2]	1.73	1.83	(0.10)	(0.03)	—	(0.13)	10.10	21.85	[3]	0.81	[4]	0.80	[4]	1.10	[2]	79		14
12-31-2009	6.03	(0.02)[1,2]		3.28	3.26	— [9]	(0.89)	—	(0.89)	8.40	60.44	[3]	0.82	[4]	0.78	[4]	(0.30)[2]		74		27
12-31-2008	13.35	(0.08)[1,2]		(7.11)	(7.19)	— [9]	(0.13)	—	(0.13)	6.03	(53.79)[3]		0.83	[4]	0.78	[4]	(0.78)[2]		47		25
12-31-2007[10]	12.50	0.32	[1,2]	0.78 [11]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[7]	0.86	[4,8]	0.86	[4,8]	3.49	[2,8]	87		4
Series III
12-31-2011	10.11	0.12	[1,2]	(2.07)	(1.95)	(0.11)	—	—	(0.11)	8.05	(19.24)[3]		0.31	[4]	0.31	[4]	1.24	[2]	32		15
12-31-2010	8.40	0.14	[1,2]	1.75	1.89	(0.15)	(0.03)	—	(0.18)	10.11	22.50	[3]	0.31	[4]	0.30	[4]	1.62	[2]	34		14
12-31-2009	6.01	0.02	[1,2]	3.26	3.28	— [9]	(0.89)	—	(0.89)	8.40	61.16	[3]	0.32	[4]	0.28	[4]	0.31	[2]	31		27
12-31-2008[12]	13.31	(0.02)[1,2]		(7.09)	(7.11)	—	(0.19)	—	(0.19)	6.01	(53.39)[3,7]		0.33	[4,8]	0.28	[4,8]	(0.28)[2,8]		5		25

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses inderectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.80%, 0.29% - 0.80%, 0.29% - 0.82%, 0.25% - 0.73% and 0.33% - 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Less than $500,000.
6The inception date for Series I shares is 11-5-10.
7Not annualized.
8Annualized.
9Less than $0.005 per share.
10The inception date for Series II shares is 5-1-07.
11The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
12The inception date for Series III shares is 1-2-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Growth Trust
Series I
12-31-2011	15.63	0.04	[1,2]	(0.76)	(0.72)	(0.04)	—	—	(0.04)	14.87	(4.63)[3]	0.62	[4]	0.62	[4]	0.24	[1]	94	6
12-31-2010	13.26	0.05	[1,2]	2.37	2.42	(0.05)	—	—	(0.05)	15.63	18.24 [3]	0.62	[4]	0.62	[4]	0.36	[1]	109	5
12-31-2009	11.61	0.03	[1,2]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88	0.63	[4]	0.63	[4]	0.24	[1]	93	8
12-31-2008	21.65	0.11	[1,2]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)	0.56	[4]	0.56	[4]	0.64	[1]	75	16
12-31-2007	21.73	0.10	[1,2]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	0.37	[4]	0.37	[4]	0.43	[1]	102	9
Series II
12-31-2011	15.59	0.01	[1,2]	(0.76)	(0.75)	(0.01)	—	—	(0.01)	14.83	(4.79)[3]	0.77	[4]	0.77	[4]	0.08	[1]	930	6
12-31-2010	13.22	0.02	[1,2]	2.38	2.40	(0.03)	—	—	(0.03)	15.59	18.14 [3]	0.77	[4]	0.77	[4]	0.16	[1]	1,138	5
12-31-2009	11.58	0.01	[1,2]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68	0.78	[4]	0.78	[4]	0.08	[1]	1,148	8
12-31-2008	21.57	0.07	[1,2]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)	0.69	[4]	0.69	[4]	0.37	[1]	974	16
12-31-2007	21.64	0.06	[1,2]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	0.52	[4]	0.52	[4]	0.28	[1]	1,739	9
Series III
12-31-2011	15.57	0.10	[1,2]	(0.77)	(0.67)	(0.09)	—	—	(0.09)	14.81	(4.29)[3]	0.27	[4]	0.27	[4]	0.65	[1]	98	6
12-31-2010	13.20	0.11	[1,2]	2.36	2.47	(0.10)	—	—	(0.10)	15.57	18.69 [3]	0.27	[4]	0.27	[4]	0.78	[1]	89	5
12-31-2009	11.57	0.11	[1,2]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32	0.28	[4]	0.28	[4]	0.89	[1]	62	8
12-31-2008[5]	21.53	0.53	[1,2]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)	0.29	[4]	0.29	[4]	3.80	[1]	10	16

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.80%, 0.29% - 0.80%, 0.29% - 0.82%, 0.25% - 0.73% and 0.33% - 0.89%, based on the mix of underlying funds held by the Portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series III shares is 1-2-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Growth-Income Trust
Series I
12-31-2011	14.90	0.16	[1,2]	(0.48)	(0.32)	(0.18)	—	—	(0.18)	14.40	(2.16)[3]	0.62	[4]	0.62	[4]	1.10	[1]	197	5
12-31-2010	13.55	0.14	[1,2]	1.37	1.51	(0.16)	—	—	(0.16)	14.90	11.13 [3]	0.62	[4]	0.62	[4]	1.04	[1]	240	6
12-31-2009	11.53	0.23	[1,2]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79	0.63	[4]	0.63	[4]	1.88	[1]	257	18
12-31-2008	19.53	0.22	[1,2]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)	0.55	[4]	0.55	[4]	1.39	[1]	19	15
12-31-2007	20.19	0.26	[1,2]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	0.37	[4]	0.37	[4]	1.24	[1]	29	5
Series II
12-31-2011	14.88	0.15	[1,2]	(0.49)	(0.34)	(0.16)	—	—	(0.16)	14.38	(2.31)[3]	0.77	[4]	0.77	[4]	0.99	[1]	778	5
12-31-2010	13.54	0.13	[1,2]	1.35	1.48	(0.14)	—	—	(0.14)	14.88	10.91 [3]	0.77	[4]	0.77	[4]	0.92	[1]	928	6
12-31-2009	11.52	0.12	[1,2]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67	0.78	[4]	0.78	[4]	1.04	[1]	943	18
12-31-2008	19.50	0.20	[1,2]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)	0.69	[4]	0.69	[4]	1.22	[1]	836	15
12-31-2007	20.14	0.22	[1,2]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	0.52	[4]	0.52	[4]	1.05	[1]	1,440	5
Series III
12-31-2011	14.87	0.23	[1,2]	(0.50)	(0.27)	(0.23)	—	—	(0.23)	14.37	(1.81)[3]	0.27	[4]	0.27	[4]	1.58	[1]	76	5
12-31-2010	13.52	0.21	[1,2]	1.35	1.56	(0.21)	—	—	(0.21)	14.87	11.51 [3]	0.27	[4]	0.27	[4]	1.51	[1]	79	6
12-31-2009	11.50	0.26	[1,2]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26	0.28	[4]	0.28	[4]	2.15	[1]	70	18
12-31-2008[5]	19.30	0.84	[1,2]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[6]	0.29	[4,7]	0.29	[4,7]	6.24	[1]	12	15

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.80%, 0.29% - 0.80%, 0.29% - 0.82%, 0.25% - 0.73% and 0.33% - 0.89%, based on the mix of underlying funds held by the Portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series III shares is 1-2-08.
6Not annualized.
7Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American High-Income Bond Trust
Series I
12-31-2011	10.95	0.81	[1,2]	(0.65)	0.16	(0.82)	—	—	(0.82)	10.29	1.48	[3]	0.66	[4]	0.66	[4]	7.33	[2]	2		17
12-31-2010[5]	11.68	0.67	[1,2]	(0.62)	0.05	(0.78)	—	—	(0.78)	10.95	0.41	[3,6]	0.65	[4,7]	0.65	[4,7]	5.94	[2,7]	—	[8]	19
Series II
12-31-2011	10.93	0.79	[1,2]	(0.65)	0.14	(0.80)	—	—	(0.80)	10.27	1.32	[3]	0.81	[4]	0.81	[4]	7.18	[2]	54		17
12-31-2010	10.21	0.77	[1,2]	0.71	1.48	(0.76)	—	—	(0.76)	10.93	14.52	[3]	0.81	[4]	0.80	[4]	7.07	[2]	62		19
12-31-2009	7.81	0.66	[1,2]	2.34	3.00	(0.60)	—	—	(0.60)	10.21	38.42	[3]	0.84	[4]	0.78	[4]	7.15	[2]	58		19
12-31-2008	11.33	0.68	[1,2]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[3]		0.86	[4]	0.78	[4]	6.45	[2]	34		26
12-31-2007[9]	12.50	1.58	[1,2]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[6]		0.96	[4,7]	0.96	[4,7]	19.47	[2,7]	46		3
Series III
12-31-2011	10.91	0.85	[1,2]	(0.65)	0.20	(0.86)	—	—	(0.86)	10.25	1.84	[3]	0.31	[4]	0.31	[4]	7.68	[2]	42		17
12-31-2010	10.19	0.97	[1,2]	0.57	1.54	(0.82)	—	—	(0.82)	10.91	15.09	[3]	0.31	[4]	0.30	[4]	8.91	[2]	42		19
12-31-2009	7.80	2.33	[1,2]	0.71	3.04	(0.65)	—	—	(0.65)	10.19	39.05	[3]	0.34	[4]	0.28	[4]	22.94	[2]	17		19
12-31-2008[10]	11.32	2.53	[1,2]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[3,6]		0.36	[4,7]	0.28	[4,7]	26.70	[2,7]	—	[8]	26

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.80%, 0.29% - 0.80%, 0.29% - 0.80%, 0.25% - 0.73% and 0.33% - 0.89%, based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series I shares is 11-5-10.
6Not annualized.
7Annualized.
8Less than $500,000.
9The inception date for Series II shares is 5-1-07.
10The inception date for Series III shares is 1-2-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American International Trust
Series I
12-31-2011	16.33	0.20	[1,2]	(2.54)	(2.34)	(0.22)	—	—	(0.22)	13.77	(14.34)[3]	0.62	[4]	0.62	[4]	1.29	[2]	87		9
12-31-2010	15.52	0.26	[1,2]	0.81	1.07	(0.26)	—	—	(0.26)	16.33	6.88 [3]	0.62	[4]	0.62	[4]	1.73	[2]	117		12
12-31-2009	14.31	0.17	[1,2]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59	0.63	[4]	0.63	[4]	1.19	[2]	101		10
12-31-2008	26.71	0.39	[1,2]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)	0.55	[4]	0.55	[4]	1.86	[2]	69		18
12-31-2007	24.92	0.33	[1,2]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	0.37	[4]	0.37	[4]	1.23	[2]	106		10
Series II
12-31-2011	16.31	0.19	[1,2]	(2.54)	(2.35)	(0.19)	—	—	(0.19)	13.77	(14.38)[3]	0.77	[4]	0.77		1.22	[2]	576		9
12-31-2010	15.51	0.22	[1,2]	0.81	1.03	(0.23)	—	—	(0.23)	16.31	6.68 [3]	0.77	[4]	0.77	[4]	1.43	[2]	726		12
12-31-2009	14.30	0.13	[1,2]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41	0.78	[4]	0.78	[4]	0.91	[2]	760		10
12-31-2008	26.67	0.31	[1,2]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)	0.69	[4]	0.69	[4]	1.46	[2]	637		18
12-31-2007	24.86	0.27	[1,2]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	0.52	[4]	0.52	[4]	1.01	[2]	1,168		10
Series III
12-31-2011	16.28	0.34	[1,2]	(2.63)	(2.29)	(0.27)	—	—	(0.27)	13.72	(14.05)[3]	0.27	[4]	0.27		2.18	[2]	45		9
12-31-2010	15.47	0.40	[1,2]	0.72	1.12	(0.31)	—	—	(0.31)	16.28	7.25 [3]	0.27	[4]	0.27	[4]	2.64	[2]	33		12
12-31-2009	14.27	0.64	[1,2]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14	0.28	[4]	0.28	[4]	4.36	[2]	10		10
12-31-2008[5]	26.60	1.07	[1,2]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[6]	0.29	[4,7]	0.29	[4,7]	6.08	[2,7]	—	[8]	18

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series III shares is 1-2-08.
6Not annualized.
7Annualized.
8Less than $500,000.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American New World Trust
Series I
12-31-2011	13.75	0.20	[1,2]	(2.17)	(1.97)	(0.17)	—	—	(0.17)	11.61	(14.33)[3]		0.66	[4]	0.66	[4]	1.57	[1]	9		14
12-31-2010	11.84	0.28	[1,2]	1.78	2.06	(0.15)	—	—	(0.15)	13.75	17.42	[3]	0.66	[4]	0.65	[4]	2.26	[1]	8		26
12-31-2009[5]	8.94	0.24	[1,2]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[3,6]	0.66	[4,7]	0.63	[4,7]	3.27	[1,7]	2		22
Series II
12-31-2011	13.74	0.14	[1,2]	(2.12)	(1.98)	(0.15)	—	—	(0.15)	11.61	(14.41)[3]		0.81	[4]	0.81	[4]	1.04	[1]	66		14
12-31-2010	11.84	0.14	[1,2]	1.89	2.03	(0.13)	—	—	(0.13)	13.74	17.18	[3]	0.81	[4]	0.80	[4]	1.12	[1]	95		26
12-31-2009	8.15	0.12	[1,2]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82	[3]	0.84	[4]	0.78	[4]	1.17	[1]	77		22
12-31-2008	14.76	0.10	[1,2]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[3]		0.83	[4]	0.78	[4]	0.82	[1]	41		60
12-31-2007[8]	12.50	0.56	[1,2]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[6]	0.88	[4,7]	0.88	[4,7]	5.79	[1,7]	83		8
Series III
12-31-2011	13.72	0.22	[1,2]	(2.14)	(1.92)	(0.22)	—	—	(0.22)	11.58	(14.02)[3]		0.31	[4]	0.31		1.70	[1]	3		14
12-31-2010	11.81	0.22	[1,2]	1.89	2.11	(0.20)	—	—	(0.20)	13.72	17.84	[3]	0.31	[4]	0.30	[4]	1.76	[1]	3		26
12-31-2009	8.13	0.24	[1,2]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	[3]	0.34	[4]	0.28	[4]	2.31	[1]	2		22
12-31-2008[9]	14.71	0.47	[1,2]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[3,6]		0.33	[4,7]	0.28	[4,7]	4.60	[1,7]	—	[10]	60

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5The inception date for Series I shares is 5-6-09.
6Not annualized.
7Annualized.
8The inception date for Series II shares is 5-1-07.
9The inception date for Series III shares is 1-2-08.
10Less than $500,000.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Balanced Trust
Series I
12-31-2011	16.34	0.22	[1]	(0.06)	0.16	(0.22)	(0.09)	—	(0.31)	16.19	1.01	[2]	1.04		0.99		1.36		1		36
12-31-2010	14.83	0.20	[1]	1.64	1.84	(0.12)	(0.21)	—	(0.33)	16.34	12.58	[2]	1.02		1.02		1.33		1		35
12-31-2009[3]	12.50	0.11	[1]	2.58	2.69	(0.13)	(0.23)	—	(0.36)	14.83	21.52	[2,4]	1.23	[5]	1.06	[5]	1.12	[5]	—	[6]	80
Series NAV
12-31-2011	16.34	0.23	[1]	(0.05)	0.18	(0.23)	(0.09)	—	(0.32)	16.20	1.13	[2]	0.99		0.94		1.42		132		36
12-31-2010	14.83	0.21	[1]	1.64	1.85	(0.13)	(0.21)	—	(0.34)	16.34	12.64	[2]	0.97		0.97		1.37		96		35
12-31-2009[3]	12.50	0.11	[1]	2.59	2.70	(0.14)	(0.23)	—	(0.37)	14.83	21.58	[2,4]	1.18	[5]	1.01	[5]	1.18	[5]	33		80

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series I and Series NAV shares is 4-30-09.
4Not annualized.
5Annualized.
6Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Blue Chip Growth Trust
Series I
12-31-2011	20.25	0.02	[1]	0.27	0.29	— [2]	—	—	— [2]	20.54	1.44	[3]	0.86	0.83	0.12	277	33
12-31-2010	17.45	—	[1,2]	2.82	2.82	(0.02)	—	—	(0.02)	20.25	16.15	[3]	0.87	0.84	(0.01)	328	44
12-31-2009	12.23	0.02	[1]	5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	[3]	0.89	0.86	0.11	335	47
12-31-2008	21.70	0.03	[1]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[3]		0.90	0.87	0.18	281	58
12-31-2007	19.39	0.08	[1]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[3,4]	0.88	0.85	0.40	593	34
Series II
12-31-2011	20.15	(0.02)[1]		0.27	0.25	—	—	—	—	20.40	1.24	[3]	1.06	1.03	(0.08)	122	33
12-31-2010	17.39	(0.04)[1]		2.81	2.77	(0.01)	—	—	(0.01)	20.15	15.94	[3]	1.07	1.04	(0.21)	137	44
12-31-2009	12.21	(0.01)[1]		5.20	5.19	(0.01)	—	—	(0.01)	17.39	42.56	[3]	1.09	1.06	(0.09)	131	47
12-31-2008	21.65	—	[1,2]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[3]		1.10	1.07	(0.02)	102	58
12-31-2007	19.32	0.04	[1]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[3,4]	1.08	1.05	0.21	176	34
Series NAV
12-31-2011	20.22	0.04	[1]	0.25	0.29	— [2]	—	—	— [2]	20.51	1.45	[3]	0.81	0.78	0.17	1,286	33
12-31-2010	17.41	0.01	[1]	2.82	2.83	(0.02)	—	—	(0.02)	20.22	16.25	[3]	0.82	0.79	0.05	1,361	44
12-31-2009	12.20	0.03	[1]	5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	[3]	0.84	0.81	0.18	1,135	47
12-31-2008	21.66	0.04	[1]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[3]		0.85	0.82	0.23	1,299	58
12-31-2007	19.36	0.10	[1]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[3,4]	0.83	0.80	0.46	2,491	34

1Based on the average daily shares outstanding.
2Less than ($0.005) per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV. The total returns excluding the payment from affiliates was 12.70%, 12.51% and 12.76% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Bond Trust
Series I
12-31-2011[1]	13.87	0.02	[2]	0.08	0.10	(0.35)	—		—	(0.35)	13.62	0.75	[3,4]	0.66	[5]	0.65	[5]	0.75	[5]	230	108	[6]
Series II
12-31-2011[1]	13.87	0.01	[2]	0.09	0.10	(0.33)	—		—	(0.33)	13.64	0.73	[3,4]	0.86	[5]	0.85	[5]	0.55	[5]	642	108	[6]
Series NAV
12-31-2011	13.48	0.41	[2]	0.34	0.75	(0.46)	(0.15)		—	(0.61)	13.62	5.58	[3]	0.61		0.60		2.96		5,101	108	[6]
12-31-2010	12.88	0.40	[2]	0.46	0.86	(0.26)	—	[7]	—	(0.26)	13.48	6.65	[3]	0.62		0.62		2.99		5,369	99
12-31-2009[8]	12.50	0.18	[2]	0.23	0.41	(0.03)	—		—	(0.03)	12.88	3.24	[3,4]	0.67	[5]	0.67	[5]	3.31	[5]	1,429	67

1The inception date for Series I and Series II shares is 10-31-11.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.
6Excludes merger activity.
7Less than ($0.005) per share.
8The inception date for Class NAV shares is 7-29-09.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Bond PS Series
Series II
12-31-2011[1]	12.50	0.18	[2]	0.18	0.36	(0.11)	(0.09)	—	(0.20)	12.66	2.88	[3,4]	1.16	[5]	0.98	[5]	2.05	[5]	2	114
Series NAV
12-31-2011[1]	12.50	0.18	[2]	0.20	0.38	(0.14)	(0.09)	—	(0.23)	12.65	2.98	[3,4]	0.83	[5]	0.73	[5]	2.12	[5]	109	114

1The inception date for Series II and Series NAV shares is 4-28-11.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations					Less Distributions							Ratios to average net assets
				Net real-
				ized and										Expenses	Expenses
	Net asset	Net		unrealized		Total from					Net asset			before	including		Net
	value,	investment		gain (loss)		investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-		oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments		ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Capital Appreciation Trust
Series I
12-31-2011	9.94	0.01	[1]	—	[2]	0.01	(0.01)	—	—	(0.01)	9.94	0.08	[3]	0.79	0.78	0.05	181	52
12-31-2010	8.90	0.01	[1]	1.04		1.05	(0.01)	—	—	(0.01)	9.94	11.83	[3]	0.79	0.79	0.16	217	77	[4]
12-31-2009	6.27	0.02	[1]	2.63		2.65	(0.02)	—	—	(0.02)	8.90	42.29	[3]	0.80	0.80	0.26	136	85
12-31-2008	10.05	0.04	[1]	(3.78)		(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)		0.81	0.81	0.41	114	97
12-31-2007	9.07	0.03	[1]	1.02		1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[3,5]	0.82	0.82	0.31	227	73
Series II
12-31-2011	9.85	(0.02)[1]		—	[2]	(0.02)	— [2]	—	—	— [2]	9.83	(0.17)[3]		0.99	0.98	(0.15)	72	52
12-31-2010	8.83	—	[1,2]	1.02		1.02	— [2]	—	—	— [2]	9.85	11.58	[3]	0.99	0.99	(0.05)	84	77	[4]
12-31-2009	6.22	—	[1,6]	2.61		2.61	— [2]	—	—	— [2]	8.83	42.04	[3]	1.00	1.00	0.06	71	85
12-31-2008	9.96	0.02	[1]	(3.74)		(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)		1.01	1.01	0.21	52	97
12-31-2007	8.99	0.01	[1]	1.01		1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[3,5]	1.02	1.02	0.11	97	73
Series NAV
12-31-2011	9.94	0.01	[1]	—	[2]	0.01	(0.01)	—	—	(0.01)	9.94	0.12	[3]	0.74	0.73	0.10	770	52
12-31-2010	8.90	0.02	[1]	1.04		1.06	(0.02)	—	—	(0.02)	9.94	11.88	[3]	0.74	0.74	0.19	821	77	[4]
12-31-2009	6.27	0.02	[1]	2.63		2.65	(0.02)	—	—	(0.02)	8.90	42.36	[3]	0.75	0.75	0.31	791	85
12-31-2008	10.06	0.04	[1]	(3.78)		(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)		0.76	0.76	0.46	526	97
12-31-2007	9.08	0.03	[1]	1.03		1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[3,5]	0.77	0.77	0.36	780	73

1Based on the average daily shares outstanding.
2Less than ($0.005) per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Excludes merger activity.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I and Series II and $0.01 for Series NAV. The total returns excluding the payment from affiliates was 11.61%, 11.36% and 11.58% for Series I, Series II and Series NAV, respectively.
6Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Capital Appreciation Value Trust
Series I
12-31-2011	11.50	0.19	[1]	0.16	0.35	(0.16)	(0.18)	—	(0.34)	11.51	3.13	[2]	0.95		0.91		1.59		1		83
12-31-2010	11.47	0.16	[1]	1.41	1.57	(0.18)	(1.36)	—	(1.54)	11.50	13.83	[2]	1.02		0.98		1.38		1		62
12-31-2009	9.02	0.20	[1]	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	[2]	1.05		1.01		1.93		1		91
12-31-2008[3]	12.50	0.15	[1]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[2,4]		1.22	[5]	1.18	[5]	2.01	[5]	—	[6]	55
Series II
12-31-2011	11.49	0.16	[1]	0.16	0.32	(0.14)	(0.18)	—	(0.32)	11.49	2.88	[2]	1.15		1.11		1.39		301		83
12-31-2010	11.46	0.14	[1]	1.40	1.54	(0.15)	(1.36)	—	(1.51)	11.49	13.63	[2]	1.22		1.18		1.15		335		62
12-31-2009	9.02	0.17	[1]	2.52	2.69	(0.20)	(0.05)	—	(0.25)	11.46	29.84	[2]	1.25		1.21		1.70		337		91
12-31-2008[3]	12.50	0.16	[1]	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[2,4]		1.42	[5]	1.38	[5]	2.46	[5]	141		55
Series NAV
12-31-2011	11.49	0.19	[1]	0.15	0.34	(0.16)	(0.18)	—	(0.34)	11.49	3.09	[2]	0.90		0.86		1.66		17		83
12-31-2010	11.46	0.17	[1]	1.40	1.57	(0.18)	(1.36)	—	(1.54)	11.49	13.90	[2]	0.97		0.93		1.42		5		62
12-31-2009	9.02	0.19	[1]	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12	[2]	1.00		0.96		1.89		3		91
12-31-2008[3]	12.50	0.16	[1]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[2,4]		1.17	[5]	1.13	[5]	2.26	[5]	1		55

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series I, Series II and Series NAV shares is 4-28-08.
4Not annualized.
5Annualized.
6Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Allocation Trust
Series I
12-31-2011	15.93	0.28	[1,2]	(0.52)	(0.24)	(0.26)	(0.44)	—	(0.70)	14.99	(1.49)[3]		0.26	[4]	0.17	[4]	1.77	[2]	13		7
12-31-2010	14.76	0.31	[1,2]	1.31	1.62	(0.23)	(0.22)	—	(0.45)	15.93	11.00	[3]	0.22	[4]	0.16	[4]	2.05	[2]	10		19
12-31-2009[5]	12.50	0.46	[1,2]	2.33	2.79	(0.24)	(0.29)	—	(0.53)	14.76	22.25	[3,6]	0.50	[4,7]	0.12	[4,7]	4.77	[2,7]	4		18
Series II
12-31-2011	15.93	0.24	[1,2]	(0.51)	(0.27)	(0.23)	(0.44)	—	(0.67)	14.99	(1.69)[3]		0.46	[4]	0.37	[4]	1.52	[2]	103		7
12-31-2010	14.77	0.27	[1,2]	1.31	1.58	(0.20)	(0.22)	—	(0.42)	15.93	10.72	[3]	0.42	[4]	0.36	[4]	1.76	[2]	76		19
12-31-2009[5]	12.50	0.37	[1,2]	2.40	2.77	(0.21)	(0.29)	—	(0.50)	14.77	22.10	[3,6]	0.70	[4,7]	0.32	[4,7]	3.84	[2,7]	31		18
Series NAV
12-31-2011	15.92	0.28	[1,2]	(0.51)	(0.23)	(0.27)	(0.44)	—	(0.71)	14.98	(1.44)[3]		0.21	[4]	0.12	[4]	1.72	[2]	—	[8]	7
12-31-2010[9]	15.56	0.23	[1,2]	0.59	0.82	(0.24)	(0.22)	—	(0.46)	15.92	5.28	[3,6]	0.17	[4,7]	0.11	[4,7]	2.27	[2,7]	—	[8]	19

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.48% -0.99%, 0.48% - 1.00% and 0.49% - 1.06% based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, respectively.
5The inception date for Series I and Series II shares is 5-1-09.
6Not annualized.
7Annualized.
8Less than $500,000.
9The inception date for Series NAV shares is 4-30-10.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Core Allocation Plus Trust
Series I
12-31-2011	10.89	0.13	[1]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.31)[2]		1.04	1.04	1.20	24	154
12-31-2010	10.13	0.15	[1]	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	[2]	1.04	1.04	1.44	27	132
12-31-2009	8.50	0.11	[1]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	[2]	1.12	1.12	1.16	25	174
12-31-2008[3]	12.50	0.12	[1]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[2,4]		1.63	1.63	1.12	11	97
Series II
12-31-2011	10.90	0.11	[1]	(0.39)	(0.28)	(0.12)	(0.58)	—	(0.70)	9.92	(2.52)[2]		1.24	1.24	1.00	142	154
12-31-2010	10.14	0.13	[1]	0.90	1.03	(0.10)	(0.17)	—	(0.27)	10.90	10.29	[2]	1.24	1.24	1.23	161	132
12-31-2009	8.50	0.09	[1]	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10	[2]	1.32	1.32	0.98	157	174
12-31-2008[3]	12.50	0.09	[1]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[2,4]		1.83	1.83	0.92	56	97
Series NAV
12-31-2011	10.89	0.13	[1]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.26)[2]		0.99	0.99	1.24	77	154
12-31-2010	10.13	0.16	[1]	0.89	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.55	[2]	0.99	0.99	1.51	56	132
12-31-2009	8.49	0.12	[1]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	[2]	1.07	1.07	1.23	22	174
12-31-2008[3]	12.50	0.13	[1]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[2,4]		1.59	1.59	1.15	4	97

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series I, Series II and Series NAV shares is 1-2-08.
4Not annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Balanced Trust
Series I
12-31-2011	16.41	0.30	[1,2]	(0.11)	0.19	(0.27)	(0.12)	—	(0.39)	16.21	1.16	[3]	0.20	[4]	0.17	[4]	1.83		28		6
12-31-2010	14.93	0.30	[1,2]	1.51	1.81	(0.20)	(0.13)	—	(0.33)	16.41	12.20	[3]	0.18	[4]	0.16	[4]	1.92		19		8
12-31-2009[5]	12.50	0.39	[1,2]	2.29	2.68	(0.18)	(0.07)	—	(0.25)	14.93	21.41	[3,6]	0.36	[4,7]	0.12	[4,7]	4.02	[7]	5		4
Series II
12-31-2011	16.43	0.26	[1,2]	(0.11)	0.15	(0.24)	(0.12)	—	(0.36)	16.22	0.89	[3]	0.40	[4]	0.37	[4]	1.58		189		6
12-31-2010	14.94	0.24	[1,2]	1.55	1.79	(0.17)	(0.13)	—	(0.30)	16.43	12.05	[3]	0.38	[4]	0.36	[4]	1.54		140		8
12-31-2009[5]	12.50	0.28	[1,2]	2.38	2.66	(0.15)	(0.07)	—	(0.22)	14.94	21.26	[3,6]	0.56	[4,7]	0.32	[4,7]	2.95	[7]	49		4
Series NAV
12-31-2011	16.41	0.30	[1,2]	(0.10)	0.20	(0.28)	(0.12)	—	(0.40)	16.21	1.21	[3]	0.15	[4]	0.12	[4]	1.82		—	[8]	6
12-31-2010[9]	15.88	0.20	[1,2]	0.67	0.87	(0.21)	(0.13)	—	(0.34)	16.41	5.53	[3,6]	0.12	[4,7]	0.12	[4,7]	1.96	[7]	—	[8]	8

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.48% -0.94%, 0.49% - 0.97% and 0.49% - 0.97%, based on the mix of underlying funds held by the Portfolio for 2011, 2010 and 2009, respectively.
5The inception date for Series I and Series II shares is 5-1-09.
6Not annualized.
7Annualized.
8Less than $500,000.
9The inception date for Series NAV shares is 4-30-10.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Balanced Strategy Trust
Series NAV
12-31-2011	14.66	0.37	[1,2]	(0.04)	0.33	(0.38)	(0.20)	—	(0.58)	14.41	2.28	[3]	1.57	[4]	0.07	[4]	2.50	[2]	4	3
12-31-2010	13.58	0.35	[1,2]	1.12	1.47	(0.35)	(0.04)	—	(0.39)	14.66	10.83	[3]	1.61	[4]	0.04	[4]	2.48	[2]	4	20
12-31-2009[5]	12.50	0.70	[1,2]	0.63	1.33	(0.25)	—	—	(0.25)	13.58	10.65	[3,6]	8.95	[4,7]	0.04	[4,7]	11.59	[2]	3	14

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Ratios do not include expenses indireclty incurred from underlying funds whose expense ratios can vary between 0.48% -0.50%, 0.48% - 0.50% and 0.49% - 1.01%, based on the mix of underlying funds held by the Portfolio for the years ended 12-31-11, 12-31-10 and 12-31-09, respectively.
5The inception date of Series NAV shares is 7-24-09.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)		(%)
Core Bond Trust
Series I
12-31-2011	13.68	0.35	[1]	0.77	1.12	(0.44)	(0.53)	—	(0.97)	13.83	8.32	[2]	0.67	0.67	2.51	2		436
12-31-2010	13.24	0.37	[1]	0.56	0.93	(0.37)	(0.12)	—	(0.49)	13.68	7.08	[2]	0.68	0.68	2.71	1		562
12-31-2009	12.33	0.48	[1]	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	[2]	0.74	0.74	3.72	2		461
12-31-2008	12.55	0.56	[1]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[2]	0.85	0.85	4.52	1		467
12-31-2007	12.68	0.59	[1]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[2]	0.80	0.79	4.71	—	[3]	336
Series II
12-31-2011	13.68	0.33	[1]	0.75	1.08	(0.41)	(0.53)	—	(0.94)	13.82	8.04	[2]	0.87	0.87	2.33	14		436
12-31-2010	13.23	0.34	[1]	0.57	0.91	(0.34)	(0.12)	—	(0.46)	13.68	6.92	[2]	0.88	0.88	2.47	14		562
12-31-2009	12.33	0.46	[1]	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61	[2]	0.93	0.93	3.53	12		461
12-31-2008	12.54	0.53	[1]	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	[2]	1.03	1.03	4.28	9		467
12-31-2007	12.66	0.57	[1]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[2]	1.00	1.00	4.50	4		336
Series NAV
12-31-2011	13.64	0.36	[1]	0.76	1.12	(0.45)	(0.53)	—	(0.98)	13.78	8.32	[2]	0.62	0.62	2.59	1,676		436
12-31-2010	13.20	0.37	[1]	0.57	0.94	(0.38)	(0.12)	—	(0.50)	13.64	7.17	[2]	0.63	0.63	2.68	1,808		562
12-31-2009	12.30	0.47	[1]	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	[2]	0.65	0.65	3.64	1,086		461
12-31-2008	12.52	0.57	[1]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[2]	0.77	0.77	4.50	253		467
12-31-2007	12.66	0.60	[1]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[2]	0.75	0.74	4.75	284		336

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $500,000.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Disciplined Diversification Trust
Series II
12-31-2011	16.86	0.35	[1,2]	(0.68)	(0.33)	(0.34)	(0.06)	—	(0.40)	16.13	(1.97)[3]		0.41	[4]	0.37	[4]	2.09	[2]	190		9
12-31-2010	15.32	0.36	[1,2]	1.50	1.86	(0.25)	(0.07)	—	(0.32)	16.86	12.20	[3]	0.38	[4]	0.36	[4]	2.31	[2]	150		5
12-31-2009[5]	12.50	0.47	[1,2]	2.66	3.13	(0.25)	(0.06)	—	(0.31)	15.32	25.02	[3,6]	0.54	[4,7]	0.32	[4,7]	4.74	[2,7]	62		8
Series NAV
12-31-2011	16.86	0.38	[1,2]	(0.68)	(0.30)	(0.38)	(0.06)	—	(0.44)	16.12	(1.78)[3]		0.16	[4]	0.12	[4]	2.22	[2]	—	[8]	9
12-31-2010[9]	16.15	0.29	[1,2]	0.78	1.07	(0.29)	(0.07)	—	(0.36)	16.86	6.68	[3,6]	0.12	[4,7]	0.11	[4,7]	2.75	[2,7]	—	[8]	5

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.48% -0.86%, 0.48% - 0.82% and 0.49% - 0.70% based on the mix of underlying funds held by the portfolio for 12-31-11, 12-31-10 and 12-31-09, respectively.
5The inception date for Series II shares is 5-1-09.
6Not annualized.
7Annualized.
8Less than $500,000.
9The inception date for Series NAV shares is 4-30-10.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Fundamental Holdings Trust
Series I
12-31-2011	15.73	0.27	[1,2]	(0.15)	0.12	(0.26)	(0.08)	—	(0.34)	15.51	0.78	[3]	0.44	[4]	0.45	[4]	1.67	[2]	—	[5]	8
12-31-2010[6]	15.31	0.27	[1,2]	0.52	0.79	(0.25)	(0.12)	—	(0.37)	15.73	5.20	[3,7]	0.43	[4,8]	0.43	[4,8]	2.63	[2,8]	—	[5]	3
Series II
12-31-2011	15.74	0.24	[1,2]	(0.16)	0.08	(0.23)	(0.08)	—	(0.31)	15.51	0.52	[3]	0.64	[4]	0.65	[4]	1.51	[2]	257		8
12-31-2010	14.67	0.29	[1,2]	1.12	1.41	(0.22)	(0.12)	—	(0.34)	15.74	9.65	[3]	0.66	[4]	0.64	[4]	1.91	[2]	228		3
12-31-2009[9]	12.50	0.40	[1,2]	1.98	2.38	(0.20)	(0.01)	—	(0.21)	14.67	19.05	[3,7]	0.74	[4,8]	0.60	[4,8]	4.21	[2,8]	105		11
Series III
12-31-2011	15.72	0.31	[1,2]	(0.16)	0.15	(0.29)	(0.08)	—	(0.37)	15.50	0.99	[3]	0.24	[4]	0.25	[4]	1.95	[2]	23		8
12-31-2010	14.65	0.34	[1,2]	1.15	1.49	(0.30)	(0.12)	—	(0.42)	15.72	10.08	[3]	0.26	[4]	0.24	[4]	2.28	[2]	20		3
12-31-2009[9]	12.50	0.42	[1,2]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[3,7]	0.34	[4,8]	0.20	[4,8]	4.42	[2,8]	9		11

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.53%, 0.29% - 0.53% and 0.29% - 0.54% based on the mix of underlying funds held by the portfolio for the periods ended 12-31-11, 12-31-10 and 12-31-09, respectively.
5Less than $500,000.
6The inception date for Series I shares is 4-30-10.
7Not annualized.
8Annualized.
9The inception date for Series II and Series III shares is 5-1-09.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Global Diversification Trust
Series I
12-31-2011	16.01	0.32	[1,2]	(0.89)	(0.57)	(0.29)	(0.16)	—	(0.45)	14.99	(3.56)[3]		0.44	[4]	0.45	[4]	2.00	[2]	—	[5]	11
12-31-2010[6]	15.50	0.30	[1,2]	0.68	0.98	(0.28)	(0.19)	—	(0.47)	16.01	6.40	[3,7]	0.43	[4,8]	0.42	[4,8]	2.89	[2,8]	—	[5]	10
Series II
12-31-2011	16.02	0.25	[1,2]	(0.85)	(0.60)	(0.26)	(0.16)	—	(0.42)	15.00	(3.75)[3]		0.64	[4]	0.65	[4]	1.59	[2]	287		11
12-31-2010	15.21	0.32	[1,2]	0.93	1.25	(0.25)	(0.19)	—	(0.44)	16.02	8.29	[3]	0.65	[4]	0.64	[4]	2.12	[2]	279		10
12-31-2009[9]	12.50	0.45	[1,2]	2.46	2.91	(0.20)	— [10]	—	(0.20)	15.21	23.26	[3,7]	0.74	[4,8]	0.60	[4,8]	4.49	[2,8]	129		20
Series III
12-31-2011	16.00	0.33	[1,2]	(0.87)	(0.54)	(0.32)	(0.16)	—	(0.48)	14.98	(3.36)[3]		0.24	[4]	0.25	[4]	2.09	[2]	18		11
12-31-2010	15.19	0.39	[1,2]	0.92	1.31	(0.31)	(0.19)	—	(0.50)	16.00	8.71	[3]	0.25	[4]	0.24	[4]	2.54	[2]	16		10
12-31-2009[9]	12.50	0.50	[1,2]	2.45	2.95	(0.26)	— [10]	—	(0.26)	15.19	23.58	[3,7]	0.34	[4,8]	0.20	[4,8]	5.02	[2,8]	6		20

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.56%, 0.29% - 0.61% and 0.29% - 0.56% based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10 and 12-31-09.
5Less than $500,000.
6The inception date for Series I shares is 4-30-10.
7Not annualized.
8Annualized.
9The inception date for Series II and Series III shares is 5-1-09.
10Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Strategy Trust
Series I
12-31-2011	12.66	0.42	[1,2]	(0.39)	0.03	(0.29)	— [3]	—	(0.29)	12.40	0.21	[4]	0.12	[5]	0.11	[5]	3.34	[2]	—	[6]	8
12-31-2010	11.51	0.12	[1,2]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66	12.42	[4]	0.13	[5]	0.07	[5]	0.98	[2]	—	[6]	15
12-31-2009	9.67	0.18	[1,2]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51	21.87	[4]	0.13	[5]	0.07	[5]	1.80	[2]	—	[6]	22
12-31-2008[7]	13.09	0.14	[1,2]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67	(24.84)[4,8]		0.15	[5,9]	0.07	[5,9]	1.79	[2,9]	—	[6]	5
Series II
12-31-2011	12.70	0.25	[1,2]	(0.25)	— [3]	(0.26)	— [3]	—	(0.26)	12.44	0.01	[4]	0.32	[5]	0.31	[5]	1.95	[2]	653		8
12-31-2010	11.55	0.23	[1,2]	1.18	1.41	(0.23)	(0.03)	—	(0.26)	12.70	12.17	[4]	0.33	[5]	0.27	[5]	1.94	[2]	680		15
12-31-2009	9.70	0.18	[1,2]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55	21.65	[4]	0.33	[5]	0.27	[5]	1.72	[2]	588		22
12-31-2008	13.39	0.15	[1,2]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)[4]		0.35	[5]	0.27	[5]	1.31	[2]	354		5
12-31-2007	13.37	0.45	[1,2]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[4]	0.33	[5]	0.27	[5]	3.23	[2]	337		2
Series NAV
12-31-2011	12.67	0.35	[1,2]	(0.33)	0.02	(0.29)	— [3]	—	(0.29)	12.40	0.18	[4]	0.07	[5]	0.06	[5]	2.74	[2]	33		8
12-31-2010	11.51	0.32	[1,2]	1.13	1.45	(0.26)	(0.03)	—	(0.29)	12.67	12.56	[4]	0.08	[5]	0.02	[5]	2.69	[2]	19		15
12-31-2009	9.67	0.43	[1,2]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	[4]	0.08	[5]	0.02	[5]	3.97	[2]	9		22
12-31-2008[7]	13.09	0.27	[1,2]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)[4,8]		0.10	[5,9]	0.02	[5,9]	3.85	[2,9]	—	[6]	5

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48% - 0.50%, 0.48% - 0.50%, 0.49% - 0.51%, 0.49% - 0.57%, and 0.49% - 0.55%, for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6Less than $500,000.
7The inception date for Series I and Series NAV shares is 4-28-08.
8Not annualized.
9Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Disciplined Diversification Trust
Series I
12-31-2011	12.32	0.20	[1]	(0.46)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.09)[2]		0.91		0.91		1.64		—	[3]	13
12-31-2010	11.03	0.17	[1]	1.31	1.48	(0.19)	—	—	(0.19)	12.32	13.40	[2]	0.92		0.87		1.45		—	[3]	5
12-31-2009	8.90	0.16	[1]	2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	[2]	0.94		0.75		1.72		—	[3]	62
12-31-2008[4]	12.50	0.19	[1]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[5]		1.04	[6]	0.75	[6]	2.63	[6]	1		7
Series II
12-31-2011	12.33	0.18	[1]	(0.47)	(0.29)	(0.24)	(0.05)	—	(0.29)	11.75	(2.29)[2]		1.11		1.11		1.42		207		13
12-31-2010	11.04	0.15	[1]	1.30	1.45	(0.16)	—	—	(0.16)	12.33	13.18	[2]	1.12		1.07		1.33		240		5
12-31-2009	8.91	0.16	[1]	2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	[2]	1.14		0.95		1.58		221		62
12-31-2008[4]	12.50	0.15	[1]	(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[5]		1.24	[6]	0.95	[6]	2.13	[6]	117		7
Series NAV
12-31-2011	12.32	0.21	[1]	(0.47)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.04)[2]		0.86		0.86		1.68		130		13
12-31-2010	11.03	0.18	[1]	1.30	1.48	(0.19)	—	—	(0.19)	12.32	13.45	[2]	0.87		0.82		1.57		104		5
12-31-2009	8.90	0.17	[1]	2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	[2]	0.89		0.70		1.66		46		62
12-31-2008[4]	12.50	0.16	[1]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[5]		0.99	[6]	0.70	[6]	2.40	[6]	2		7

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $500,000.
4The inception date for Series I, Series II and Series NAV shares is 4-28-08.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Emerging Markets Value Trust
Series I
12-31-2011	15.99	0.17	[1]	(4.31)	(4.14)	(0.20)	(1.79)	—	(1.99)	9.86	(27.06)[2]		1.13		1.13		1.27		7	18
12-31-2010	13.52	0.09	[1]	2.94	3.03	(0.20)	(0.36)	—	(0.56)	15.99	23.02	[2]	1.12		1.12		0.65		11	21
12-31-2009	6.74	0.07	[1]	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	[2]	1.13		1.13		0.68		8	28
12-31-2008	14.64	0.25	[1]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[2]		1.14		1.14		2.53		3	19
12-31-2007[3]	12.50	0.14	[1]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[2,4]	1.14	[5]	1.13	[5]	1.46	[5]	1	9
Series NAV
12-31-2011	15.98	0.18	[1]	(4.31)	(4.13)	(0.21)	(1.79)	—	(2.00)	9.85	(27.02)[2]		1.08		1.08		1.32		915	18
12-31-2010	13.51	0.11	[1]	2.92	3.03	(0.20)	(0.36)	—	(0.56)	15.98	23.10	[2]	1.07		1.07		0.80		1,088	21
12-31-2009	6.73	0.08	[1]	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	[2]	1.08		1.08		0.84		1,028	28
12-31-2008	14.56	0.27	[1]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[2]		1.09		1.09		2.42		300	19
12-31-2007[3]	12.50	0.15	[1]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[2,4]	1.09	[5]	1.08	[5]	1.61	[5]	517	9

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series I and Series NAV shares is 5-1-07.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Equity-Income Trust
Series I
12-31-2011	13.87	0.27	[1]	(0.39)	(0.12)	(0.25)	—	—	(0.25)	13.50	(0.81)[2]		0.86	0.83	1.91	311	19	[3]
12-31-2010	12.27	0.23	[1]	1.62	1.85	(0.25)	—	—	(0.25)	13.87	15.12	[2]	0.87	0.84	1.84	348	14
12-31-2009	9.96	0.22	[1]	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	[2]	0.90	0.86	2.17	352	17	[3]
12-31-2008	16.47	0.34	[1]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[2]		0.91	0.87	2.48	344	32
12-31-2007	18.52	0.32	[1]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[2,4]	0.89	0.86	1.73	694	25
Series II
12-31-2011	13.84	0.24	[1]	(0.38)	(0.14)	(0.23)	—	—	(0.23)	13.47	(1.01)[2]		1.06	1.03	1.73	174	19	[3]
12-31-2010	12.24	0.21	[1]	1.61	1.82	(0.22)	—	—	(0.22)	13.84	14.91	[2]	1.07	1.04	1.64	178	14
12-31-2009	9.93	0.20	[1]	2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	[2]	1.10	1.06	1.96	172	17	[3]
12-31-2008	16.42	0.32	[1]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[2]		1.11	1.07	2.30	147	32
12-31-2007	18.44	0.28	[1]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[2,4]	1.09	1.06	1.54	278	25
Series NAV
12-31-2011	13.83	0.27	[1]	(0.38)	(0.11)	(0.26)	—	—	(0.26)	13.46	(0.76)[2]		0.81	0.78	1.98	1,471	19	[3]
12-31-2010	12.23	0.24	[1]	1.62	1.86	(0.26)	—	—	(0.26)	13.83	15.23	[2]	0.82	0.79	1.90	1,427	14
12-31-2009	9.93	0.22	[1]	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	[2]	0.85	0.81	2.13	1,390	17	[3]
12-31-2008	16.43	0.35	[1]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[2]		0.86	0.82	2.55	808	32
12-31-2007	18.49	0.33	[1]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[2,4]	0.84	0.81	1.79	1,431	25

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was 3.35%, 3.10% and 3.39% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Financial Services Trust
Series I
12-31-2011	11.84	0.10	[1]	(1.23)	(1.13)	(0.19)	—	—	(0.19)	10.52	(9.51)[2]	0.94	0.93	0.90	92	12
12-31-2010	10.58	0.09	[1]	1.21	1.30	(0.04)	—	—	(0.04)	11.84	12.25 [2]	0.93	0.93	0.80	125	15
12-31-2009	7.53	0.05	[1]	3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41 [2]	0.96	0.96	0.63	45	13
12-31-2008	14.54	0.10	[1]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[2]	0.95	0.95	0.91	33	11
12-31-2007	18.78	0.13	[1]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[2,3]	0.91	0.91	0.68	52	12
Series II
12-31-2011	11.79	0.08	[1]	(1.22)	(1.14)	(0.17)	—	—	(0.17)	10.48	(9.66)[2]	1.14	1.13	0.71	23	12
12-31-2010	10.54	0.06	[1]	1.20	1.26	(0.01)	—	—	(0.01)	11.79	12.00 [2]	1.13	1.13	0.58	32	15
12-31-2009	7.51	0.04	[1]	3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98 [2]	1.16	1.16	0.43	34	13
12-31-2008	14.48	0.08	[1]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[2]	1.15	1.15	0.71	26	11
12-31-2007	18.67	0.09	[1]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[2,3]	1.11	1.11	0.49	43	12
Series NAV
12-31-2011	11.82	0.11	[1]	(1.22)	(1.11)	(0.20)	—	—	(0.20)	10.51	(9.39)[2]	0.89	0.88	0.95	18	12
12-31-2010	10.57	0.09	[1]	1.20	1.29	(0.04)	—	—	(0.04)	11.82	12.22 [2]	0.88	0.88	0.83	23	15
12-31-2009	7.52	0.06	[1]	3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53 [2]	0.91	0.91	0.68	25	13
12-31-2008	14.53	0.11	[1]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[2]	0.90	0.90	0.97	20	11
12-31-2007	18.77	0.14	[1]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[2,3]	0.86	0.86	0.75	42	12

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: Less than $0.005 per share for Series I and Series NAV and $0.01 for Series II. The total returns excluding the payment from affiliates was (6.82)%, (6.99)% and (6.74)% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation Trust
Series I
12-31-2011	9.95	0.29	[1,2]	(0.43)	(0.14)	(0.30)	—	—	(0.30)	9.51	(1.41)	0.12		0.12	[3]	2.92	[2]	44	3
12-31-2010	9.33	0.37	[1,2]	0.62	0.99	(0.37)	—	—	(0.37)	9.95	10.67 [4]	0.12		0.10	[3]	3.87	[2]	47	5
12-31-2009	7.36	0.39	[1,2]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47 [4]	0.12		0.08	[3]	4.68	[2]	43	8
12-31-2008[5]	11.16	0.59	[1,2]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[4,6]	0.15	[7]	0.08	[3,7]	7.77	[2,7]	12	4
Series II
12-31-2011	9.97	0.26	[1,2]	(0.43)	(0.17)	(0.28)	—	—	(0.28)	9.52	(1.71)	0.32		0.32	[3]	2.60	[2]	1,154	3
12-31-2010	9.35	0.33	[1,2]	0.65	0.98	(0.36)	—	—	(0.36)	9.97	10.44 [4]	0.32		0.30	[3]	3.51	[2]	1,335	5
12-31-2009	7.38	0.32	[1,2]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12 [4]	0.32		0.28	[3]	3.89	[2]	1,358	8
12-31-2008	12.05	0.29	[1,2]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)[4]	0.33		0.28	[3]	2.94	[2]	1,111	4
12-31-2007[8]	12.50	0.12	[1,2]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[4,6]	0.33	[7]	0.28	[3,7]	1.47	[2,7]	1,139	2
Series NAV
12-31-2011	9.95	0.34	[1,2]	(0.48)	(0.14)	(0.31)	—	—	(0.31)	9.50	(1.46)	0.07		0.07	[3]	3.41		10	3
12-31-2010	9.33	0.41	[1,2]	0.59	1.00	(0.38)	—	—	(0.38)	9.95	10.72 [4]	0.07		0.05	[3]	4.37		8	5
12-31-2009	7.36	0.53	[1,2]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54 [4]	0.07		0.03	[3]	6.34		5	8
12-31-2008[9]	11.26	0.60	[1,2]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[4,6]	0.08	[7]	0.03	[3,7]	10.86	[7]	1	4

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.85% -1.03%, 0.85% - 1.03%, 0.86% - 1.03%, 0.87% - 1.06% and 0.86% - 1.06% based on the mix of underlying funds held by the portfolio, for years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5The inception date for Series I shares is 1-28-08.
6Not annualized.
7Annualized.
8The inception date for Series II shares is 5-1-07.
9The inception date for Series NAV shares is 4-28-08.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust)
Series I
12-31-2011	12.90	0.13	[1]	(0.41)	(0.28)	(0.14)	—	—	(0.14)	12.48	(2.16)[2]		0.76	0.76	0.98	117	146
12-31-2010	10.90	0.13	[1]	2.01	2.14	(0.14)	—	—	(0.14)	12.90	19.65	[2]	0.76	0.76	1.18	142	120
12-31-2009	8.61	0.12	[1]	2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	[2]	0.75	0.75	1.26	133	147
12-31-2008	15.35	0.18	[1]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[2]		0.79	0.79	1.42	127	151
12-31-2007	17.36	0.22	[1]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[2,3]	0.80	0.80	1.26	271	159
Series II
12-31-2011	12.90	0.10	[1]	(0.42)	(0.32)	(0.11)	—	—	(0.11)	12.47	(2.44)[2]		0.96	0.96	0.78	60	146
12-31-2010	10.90	0.11	[1]	2.00	2.11	(0.11)	—	—	(0.11)	12.90	19.40	[2]	0.96	0.96	0.97	71	120
12-31-2009	8.61	0.10	[1]	2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02	[2]	0.95	0.95	1.06	69	147
12-31-2008	15.32	0.15	[1]	(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)[2]		0.99	0.99	1.21	63	151
12-31-2007	17.33	0.17	[1]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[2,3]	1.00	1.00	0.97	132	159
Series NAV
12-31-2011	12.95	0.13	[1]	(0.41)	(0.28)	(0.15)	—	—	(0.15)	12.52	(2.17)[2]		0.71	0.71	1.03	1,032	146
12-31-2010	10.94	0.14	[1]	2.01	2.15	(0.14)	—	—	(0.14)	12.95	19.73	[2]	0.71	0.71	1.22	1,171	120
12-31-2009	8.64	0.12	[1]	2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	[2]	0.70	0.70	1.31	1,100	147
12-31-2008	15.41	0.19	[1]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[2]		0.74	0.74	1.62	958	151
12-31-2007	17.41	0.24	[1]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[2,3]	0.75	0.75	1.35	1	159

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 3.78%, 3.57% and 3.88% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Fundamental Holdings Trust (formerly American Fundamental Holdings Trust)
Series I
12-31-2011	10.34	0.19	[1,2]	(0.30)	(0.11)	(0.16)	—	—	(0.16)	10.07	(1.05)[3]	0.66	[4]	0.66	[4]	1.86	[2]	3		3
12-31-2010	9.51	0.28	[1,2]	0.71	0.99	(0.16)	—	—	(0.16)	10.34	10.35 [3]	0.67	[4]	0.65	[4]	2.89	[2]	3		6
12-31-2009	7.61	0.23	[1,2]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88 [3]	0.67	[4,5]	0.63	[4]	2.64	[2]	—	[6]	3
12-31-2008	11.91	0.26	[1,2]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[3]	0.69	[4,5]	0.64	[4]	2.50	[2]	—	[6]	1
12-31-2007[7]	12.50	0.24	[1,2]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[3,8]	3.26	[4,9]	1.04	[4,9]	12.00	[2,9]	—	[6]	—	[8]
Series II
12-31-2011	10.35	0.14	[1,2]	(0.26)	(0.12)	(0.15)	—	—	(0.15)	10.08	(1.20)[3]	0.81	[4]	0.81	[4]	1.30	[2]	992		3
12-31-2010	9.52	0.14	[1,2]	0.83	0.97	(0.14)	—	—	(0.14)	10.35	10.19 [3]	0.82	[4]	0.80	[4]	1.38	[2]	1,122		6
12-31-2009	7.62	0.14	[1,2]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68 [3]	0.82	[4,5]	0.78	[4]	1.61	[2]	1,089		3
12-31-2008	11.91	0.48	[1,2]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)[3]	0.84	[4]	0.79	[4]	4.98	[2]	600		1
12-31-2007[7]	12.50	0.51	[1,2]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[3,8]	1.25	[4,9]	1.20	[4,9]	24.93	[2,9]	58		—	[8]
Series III
12-31-2011	10.34	0.19	[1,2]	(0.26)	(0.07)	(0.20)	—	—	(0.20)	10.07	(0.70)[3]	0.31	[4]	0.31	[4]	1.86	[2]	60		3
12-31-2010	9.51	0.19	[1,2]	0.83	1.02	(0.19)	—	—	(0.19)	10.34	10.71 [3]	0.32	[4]	0.30	[4]	1.94	[2]	63		6
12-31-2009	7.61	0.22	[1,2]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27 [3]	0.32	[4,5]	0.28	[4]	2.52	[2]	57		3
12-31-2008	11.91	0.75	[1,2]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[3]	0.34	[4]	0.29	[4]	8.29	[2]	14		1
12-31-2007[7]	12.50	0.25	[1,2]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[3,8]	2.90	[4,9]	0.70	[4,9]	12.35	[2,9]	—	[6]	—	[8]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% -0.60%, 0.29% - 0.80%, 0.29% - 0.82%, 0.25% - 0.73% and 0.33% - 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.
6Less than $500,000.
7The inception date for Series I, Series II and Series III shares is 10-31-07.
8Not annualized.
9Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)		(%)
Fundamental Large Cap Value Trust (formerly Optimized Value Trust)
Series I
12-31-2011	9.84	0.15	[1]	0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75	[2]	0.78	0.78	1.53	45		108
12-31-2010	8.83	0.13	[1]	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	[2]	0.78	0.78	1.43	—	[3]	154
12-31-2009	7.24	0.13	[1]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	[2]	0.78	0.78	1.69	1		150
12-31-2008	12.77	0.20	[1]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[2]		0.75	0.75	1.74	—	[3]	176
12-31-2007	15.24	0.25	[1]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[2]		0.74	0.74	1.72	1		159
Series II
12-31-2011	9.90	0.13	[1]	0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63	[2]	0.98	0.98	1.33	13		108
12-31-2010	8.90	0.13	[1]	1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11	[2]	0.98	0.98	1.39	14		154
12-31-2009	7.28	0.11	[1]	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	[2]	0.98	0.98	1.50	14		150
12-31-2008	12.83	0.18	[1]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)[2]		0.95	0.95	1.65	13		176
12-31-2007	15.28	0.20	[1]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[2]		0.94	0.94	1.34	27		159
Series NAV
12-31-2011	9.83	0.16	[1]	0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90	[2]	0.73	0.73	1.58	270		108
12-31-2010	8.83	0.14	[1]	1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51	[2]	0.73	0.73	1.60	189		154
12-31-2009	7.24	0.13	[1]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	[2]	0.73	0.73	1.78	260		150
12-31-2008	12.77	0.21	[1]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[2]		0.70	0.70	1.91	331		176
12-31-2007	15.25	0.25	[1]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[2]		0.69	0.69	1.72	802		159

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than $500,000.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Fundamental Value Trust
Series I
12-31-2011	14.31	0.13	[1]	(0.67)	(0.54)	(0.12)	—	—	(0.12)	13.65	(3.78)[2]		0.85	0.85	0.94	339	14
12-31-2010	12.79	0.11	[1]	1.56	1.67	(0.15)	—	—	(0.15)	14.31	13.10	[2]	0.85	0.85	0.87	429	16
12-31-2009	9.79	0.10	[1]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	[2]	0.83	0.83	0.92	448	22	[3]
12-31-2008	16.50	0.13	[1]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[2]		0.86	0.86	1.04	406	28	[3]
12-31-2007	16.82	0.19	[1]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[2]	0.85	0.85	1.13	177	8
Series II
12-31-2011	14.29	0.10	[1]	(0.67)	(0.57)	(0.09)	—	—	(0.09)	13.63	(3.99)[2]		1.05	1.05	0.74	272	14
12-31-2010	12.77	0.09	[1]	1.55	1.64	(0.12)	—	—	(0.12)	14.29	12.88	[2]	1.05	1.05	0.67	334	16
12-31-2009	9.77	0.08	[1]	3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59	[2]	1.03	1.03	0.71	344	22	[3]
12-31-2008	16.45	0.12	[1]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[2]		1.06	1.06	0.84	282	28	[3]
12-31-2007	16.74	0.16	[1]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[2]	1.05	1.05	0.92	445	8
Series NAV
12-31-2011	14.27	0.14	[1]	(0.68)	(0.54)	(0.12)	—	—	(0.12)	13.61	(3.74)[2]		0.80	0.80	0.99	935	14
12-31-2010	12.75	0.12	[1]	1.56	1.68	(0.16)	—	—	(0.16)	14.27	13.20	[2]	0.80	0.80	0.92	990	16
12-31-2009	9.76	0.10	[1]	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	[2]	0.78	0.78	0.95	1,034	22	[3]
12-31-2008	16.45	0.15	[1]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[2]		0.81	0.81	1.11	684	28	[3]
12-31-2007	16.78	0.20	[1]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[2]	0.80	0.80	1.18	789	8

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Global Trust
Series I
12-31-2011	14.48	0.31	[1]	(1.18)	(0.87)	(0.30)	—	—	(0.30)	13.31	(6.00)[2]		0.96	0.94	2.14	150	24
12-31-2010	13.64	0.22	[1]	0.84	1.06	(0.22)	—	—	(0.22)	14.48	7.76	[2]	0.96	0.94	1.64	178	8
12-31-2009	10.54	0.18	[1]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	[2]	0.96	0.93	1.58	182	10
12-31-2008	17.91	0.33	[1]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[2]		1.00	0.99	2.26	131	12
12-31-2007	19.20	0.26	[1]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[2,3]	0.97	0.96	1.35	303	40
Series II
12-31-2011	14.44	0.28	[1]	(1.18)	(0.90)	(0.27)	—	—	(0.27)	13.27	(6.22)[2]		1.16	1.14	1.94	29	24
12-31-2010	13.60	0.19	[1]	0.84	1.03	(0.19)	—	—	(0.19)	14.44	7.55	[2]	1.16	1.14	1.45	34	8
12-31-2009	10.51	0.16	[1]	3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10	[2]	1.16	1.13	1.41	36	10
12-31-2008	17.84	0.30	[1]	(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)[2]		1.20	1.19	2.04	31	12
12-31-2007	19.10	0.25	[1]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[2,3]	1.17	1.16	1.27	65	40
Series NAV
12-31-2011	14.47	0.32	[1]	(1.18)	(0.86)	(0.31)	—	—	(0.31)	13.30	(5.95)[2]		0.91	0.89	2.18	404	24
12-31-2010	13.63	0.23	[1]	0.83	1.06	(0.22)	—	—	(0.22)	14.47	7.83	[2]	0.91	0.89	1.69	472	8
12-31-2009	10.53	0.19	[1]	3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	[2]	0.91	0.88	1.67	473	10
12-31-2008	17.90	0.32	[1]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[2]		0.95	0.94	2.22	375	12
12-31-2007	19.20	0.21	[1]	0.04 [4]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[2,3]	0.92	0.91	1.12	384	40

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:$0.03, $0.04 and less than $0.005 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 1.11%, 0.87% and 1.32% for Series I, Series II and Series NAV, respectively.
4The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Global Bond Trust
Series I
12-31-2011	12.92	0.35	[1]	0.82	1.17	(0.86)	—	—	(0.86)	13.23	9.08	[2]	0.82		0.81		2.60	82	103
12-31-2010	12.14	0.32	[1]	0.92	1.24	(0.46)	—	—	(0.46)	12.92	10.30	[2]	0.83		0.83		2.50	91	394
12-31-2009	14.44	0.47	[1]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	[2]	0.83		0.83		3.76	96	280
12-31-2008	15.20	0.72	[1]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[2]		0.89		0.89		4.69	99	487
12-31-2007	14.93	0.59	[1]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[2]	0.86	[3]	0.86	[3]	3.96	117	325
Series II
12-31-2011	12.84	0.32	[1]	0.82	1.14	(0.84)	—	—	(0.84)	13.14	8.85	[2]	1.02		1.01		2.40	175	103
12-31-2010	12.06	0.29	[1]	0.92	1.21	(0.43)	—	—	(0.43)	12.84	10.12	[2]	1.03		1.03		2.30	195	394
12-31-2009	14.37	0.44	[1]	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14	[2]	1.03		1.03		3.54	195	280
12-31-2008	15.15	0.68	[1]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[2]		1.09		1.09		4.48	172	487
12-31-2007	14.87	0.56	[1]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[2]	1.06	[3]	1.06	[3]	3.78	234	325
Series NAV
12-31-2011	12.88	0.35	[1]	0.82	1.17	(0.87)	—	—	(0.87)	13.18	9.08	[2]	0.77		0.76		2.65	703	103
12-31-2010	12.10	0.32	[1]	0.93	1.25	(0.47)	—	—	(0.47)	12.88	10.40	[2]	0.78		0.78		2.55	749	394
12-31-2009	14.41	0.47	[1]	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	[2]	0.78		0.78		3.80	647	280
12-31-2008	15.16	0.72	[1]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[2]		0.84		0.84		4.72	602	487
12-31-2007	14.91	0.60	[1]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[2]	0.81	[3]	0.81	[3]	4.04	929	325

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Global Diversification Trust (formerly American Global Diversification Trust)
Series I
12-31-2011	10.43	0.20	[1,2]	(0.88)	(0.68)	(0.19)	—	—	(0.19)	9.56	(6.49)[3]	0.67	[4]	0.67	[4]	1.93	[1]	8		4
12-31-2010	9.44	0.38	[1,2]	0.81	1.19	(0.20)	—	—	(0.20)	10.43	12.57 [3]	0.67	[4]	0.66	[4]	3.93	[1]	6		6
12-31-2009	7.04	0.32	[1,2]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32 [3]	0.67	[4]	0.63	[4]	3.58	[1]	1		5
12-31-2008	11.88	0.23	[1,2]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[3]	0.69	[4]	0.64	[4]	2.31	[1]	—	[5]	6
12-31-2007[6]	12.50	0.27	[1,2]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[3,7]	2.85	[4,8]	0.93	[4,8]	13.38	[1,8]	—	[5]	—
Series II
12-31-2011	10.43	0.17	[1,2]	(0.85)	(0.68)	(0.18)	—	—	(0.18)	9.57	(6.54)[3]	0.82	[4]	0.82	[4]	1.61	[1]	740		4
12-31-2010	9.45	0.17	[1,2]	0.99	1.16	(0.18)	—	—	(0.18)	10.43	12.30 [3]	0.82	[4]	0.81	[4]	1.80	[1]	890		6
12-31-2009	7.04	0.14	[1,2]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29 [3]	0.82	[4]	0.78	[4]	1.73	[1]	861		5
12-31-2008	11.88	0.35	[1,2]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)[3]	0.84	[4]	0.79	[4]	3.69	[1]	542		6
12-31-2007[6]	12.50	0.49	[1,2]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[3,7]	1.03	[4,8]	0.98	[4,8]	24.24	[1,8]	108		—
Series III
12-31-2011	10.42	0.23	[1,2]	(0.86)	(0.63)	(0.23)	—	—	(0.23)	9.56	(6.05)[3]	0.32	[4]	0.32	[4]	2.22	[1]	—	[5]	4
12-31-2010	9.44	0.23	[1,2]	0.98	1.21	(0.23)	—	—	(0.23)	10.42	12.83 [3]	0.32	[4]	0.31	[4]	2.37	[1]	—	[5]	6
12-31-2009	7.03	0.18	[1,2]	2.42	2.60	(0.19)	—	—	(0.19)	9.44	36.92 [3]	0.32	[4]	0.28	[4]	2.18	[1]	—	[5]	5
12-31-2008	11.87	0.27	[1,2]	(4.38)	(4.11)	(0.28)	(0.45)	—	(0.73)	7.03	(34.44)[3]	0.34	[4]	0.29	[4]	2.66	[1]	—	[5]	6
12-31-2007[6]	12.50	0.28	[1,2]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[3,7]	2.50	[4,8]	0.58	[4,8]	13.73	[1,8]	—	[5]	—

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.38% -0.80%, 0.29% - 0.80%, 0.29% - 0.82%, 0.25% - 0.73% and 0.33% - 0.89%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5Less than $500,000.
6The inception date for Series I, Series II and Series III shares is 10-31-07.
7Not annualized.
8Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Growth Equity Trust
Series NAV
12-31-2011	11.50	—	[1,2]	(0.44)	(0.44)	(0.02)	—	—	(0.02)	11.04	(3.86)[3]		0.79		0.79		0.04		429	90
12-31-2010	9.85	0.03	[1]	1.65	1.68	(0.03)	—	—	(0.03)	11.50	17.07	[3]	0.79		0.79		0.26		461	86
12-31-2009	7.45	0.03	[1]	2.40	2.43	(0.03)	—	—	(0.03)	9.85	32.59	[3]	0.79		0.79		0.35		550	109
12-31-2008[4]	12.50	0.02	[1]	(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[3,5]		0.80	[6]	0.80	[6]	0.23	[6]	299	74

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4The inception date for Class NAV shares is 4-28-08.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Health Sciences Trust
Series I
12-31-2011	15.55	(0.10)[1]	1.73	1.63	—	(0.20)	—	(0.20)	16.98	10.57	[2]	1.18	1.13	(0.59)	56	39
12-31-2010	13.44	(0.05)[1,3]	2.16	2.11	—	—	—	—	15.55	15.70	[2]	1.17	1.12	(0.37)[3]	53	38
12-31-2009	10.35	(0.05)[1]	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	[2]	1.19	1.14	(0.48)	55	35
12-31-2008	15.10	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[2]		1.22	1.17	(0.58)	91	51
12-31-2007	15.71	(0.08)[1,4]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[2,5]	1.19	1.14	(0.52)[4]	143	50
Series II
12-31-2011	15.23	(0.13)[1]	1.70	1.57	—	(0.20)	—	(0.20)	16.60	10.39	[2]	1.38	1.33	(0.80)	57	39
12-31-2010	13.19	(0.08)[1,3]	2.12	2.04	—	—	—	—	15.23	15.47	[2]	1.37	1.32	(0.56)[3]	58	38
12-31-2009	10.18	(0.08)[1]	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55	[2]	1.39	1.34	(0.69)	54	35
12-31-2008	14.89	(0.10)[1]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[2]		1.42	1.37	(0.77)	48	51
12-31-2007	15.56	(0.11)[1,4]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[2,5]	1.39	1.34	(0.72)[4]	81	50
Series NAV
12-31-2011	15.60	(0.09)[1]	1.74	1.65	—	(0.20)	—	(0.20)	17.05	10.66	[2]	1.13	1.08	(0.54)	34	39
12-31-2010	13.47	(0.04)[1,3]	2.17	2.13	—	—	—	—	15.60	15.81	[2]	1.12	1.07	(0.31)[3]	28	38
12-31-2009	10.37	(0.05)[1]	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	[2]	1.14	1.09	(0.45)	26	35
12-31-2008	15.12	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[2]		1.17	1.12	(0.53)	21	51
12-31-2007	15.72	(0.08)[1,4]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[2,5]	1.14	1.09	(0.48)[4]	34	50

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.08 and 0.60%, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively, and percentage of average net assets was 0.18%, 0.18% and 0.17% for Series I, Series II and Series NAV, respectively.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.01 and less than $0.005 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 17.60%, 17.37% and 17.73% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Heritage Trust
Series NAV
12-31-2011	13.21	(0.03)[1]	(0.86)	(0.89)	—	(1.57)	—	(1.57)	10.75	(6.54)[2]		0.92	0.92	(0.25)	128	99
12-31-2010	10.37	(0.03)[1]	2.87	2.84	—	—	—	—	13.21	27.39	[2]	0.92	0.92	(0.26)	141	174
12-31-2009	8.83	(0.03)[1]	1.88	1.85	—	(0.31)	—	(0.31)	10.37	21.64	[2]	0.96	0.96	(0.32)	134	175
12-31-2008	17.81	(0.07)[1]	(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)[2]		1.03	1.02	(0.50)	46	205
12-31-2007	14.26	(0.08)[1]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[2]	0.96	0.96	(0.49)	158	121

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
High Yield Trust
Series I
12-31-2011	5.94	0.47	[1]	(0.42)	0.05	(0.53)	—	—	(0.53)	5.46	0.90	[2]	0.77	0.76	7.68	74	91	[3]
12-31-2010	8.17	0.70	[1]	0.38	1.08	(3.31)[4]	—	—	(3.31)	5.94	13.78	[2]	0.75	0.75	8.28	86	58	[3]
12-31-2009	5.89	0.81	[1]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[2]	0.75	0.75	11.16	88	93
12-31-2008	9.50	0.86	[1]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[2]		0.77	0.77	9.96	63	61
12-31-2007	10.66	0.82	[1]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[2]	0.75	0.75	7.86	110	75
Series II
12-31-2011	6.02	0.46	[1]	(0.42)	0.04	(0.52)	—	—	(0.52)	5.54	0.67	[2]	0.97	0.96	7.46	81	91	[3]
12-31-2010	8.24	0.68	[1]	0.39	1.07	(3.29)[4]	—	—	(3.29)	6.02	13.54	[2]	0.95	0.95	8.05	89	58	[3]
12-31-2009	5.93	0.81	[1]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	[2]	0.95	0.95	10.92	100	93
12-31-2008	9.55	0.85	[1]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[2]		0.97	0.97	9.78	57	61
12-31-2007	10.70	0.80	[1]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[2]	0.95	0.95	7.69	76	75
Series NAV
12-31-2011	5.88	0.47	[1]	(0.41)	0.06	(0.53)	—	—	(0.53)	5.41	1.13	[2]	0.72	0.71	7.77	83	91	[3]
12-31-2010	8.12	0.73	[1]	0.35	1.08	(3.32)[4]	—	—	(3.32)	5.88	13.74	[2]	0.70	0.70	8.58	84	58	[3]
12-31-2009	5.86	0.81	[1]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[2]	0.70	0.70	11.23	1,698	93
12-31-2008	9.46	0.86	[1]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[2]		0.72	0.72	10.17	1,404	61
12-31-2007	10.63	0.83	[1]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[2]	0.70	0.70	8.07	1,900	75

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Excludes merger activity.
4The amount shown for net investment income per share does not correspond with distributions from net investment income due to the timing of sales and repurchase of shares throughout the period as compared to shares outstanding at distribution date.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Income Trust
Series NAV
12-31-2011	10.57	0.62	[1]	(0.34)	0.28	(0.67)	—	—	(0.67)	10.18	2.72	[2]	0.85		0.85		5.76		405	23
12-31-2010	10.09	0.64	[1]	0.62	1.26	(0.78)	—	—	(0.78)	10.57	12.71	[2]	0.85		0.85		6.17		464	37
12-31-2009	8.06	0.76	[1]	2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07	[2]	0.86		0.86		8.33		469	61
12-31-2008	12.13	0.70	[1]	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)[2]		0.87		0.87		6.59		380	42
12-31-2007[3]	12.50	0.45	[1]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[2,4]		0.86	[5]	0.86	[5]	5.38	[5]	380	129	[4]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series NAV shares is 5-1-07.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Core Trust
Series I
12-31-2011	9.77	0.26	[1]	(1.20)	(0.94)	(0.23)	—	—	(0.23)	8.60	(9.57)[2]		1.07	1.07	2.67	47	39
12-31-2010	9.08	0.16	[1]	0.71	0.87	(0.18)	—	—	(0.18)	9.77	9.58	[2]	1.07	1.07	1.76	60	43
12-31-2009	8.12	0.18	[1]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	[2]	1.04	1.04	2.17	64	43
12-31-2008	14.39	0.30	[1]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[2]		1.11	1.11	2.52	64	63
12-31-2007	15.16	0.32	[1]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[2,3]	1.07	1.07	2.07	129	39
Series II
12-31-2011	9.85	0.24	[1]	(1.21)	(0.97)	(0.21)	—	—	(0.21)	8.67	(9.80)[2]		1.27	1.27	2.48	22	39
12-31-2010	9.15	0.14	[1]	0.72	0.86	(0.16)	—	—	(0.16)	9.85	9.38	[2]	1.27	1.27	1.56	28	43
12-31-2009	8.18	0.16	[1]	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38	[2]	1.24	1.24	1.93	28	43
12-31-2008	14.46	0.27	[1]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[2]		1.31	1.31	2.32	26	63
12-31-2007	15.21	0.29	[1]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[2,3]	1.27	1.27	1.85	53	39
Series NAV
12-31-2011	9.74	0.27	[1]	(1.20)	(0.93)	(0.24)	—	—	(0.24)	8.57	(9.56)[2]		1.02	1.02	2.74	570	39
12-31-2010	9.05	0.16	[1]	0.71	0.87	(0.18)	—	—	(0.18)	9.74	9.67	[2]	1.02	1.02	1.80	769	43
12-31-2009	8.10	0.18	[1]	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	[2]	0.99	0.99	2.18	690	43
12-31-2008	14.36	0.31	[1]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[2]		1.06	1.06	2.65	627	63
12-31-2007	15.14	0.32	[1]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[2,3]	1.02	1.02	2.06	1,487	39

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01, less than $0.005 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 11.42%, 11.21% and 11.46% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset				before		including				Net
	value,	investment		gain (loss)	investment	From net				value,				reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of		Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period		return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
International Equity Index Trust A
Series I
12-31-2011	11.07	0.26	[1]	(1.82)	(1.56)	(0.34)	(0.25)	—	(0.59)	8.92		(14.24)[2]		0.63		0.62		2.49		234	3
12-31-2010	14.55	0.25	[1]	0.73	0.98	(0.25)	(4.21)	—	(4.46)	11.07		10.87	[2]	0.62		0.62		2.04		299	12
12-31-2009	11.94	0.31	[1]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[2]	0.62		0.62		2.30		220	223	[3]
12-31-2008	22.38	0.53	[1]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[2]		0.62		0.62		2.93		159	9
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[4]	15.37	[2,4]	0.61		0.60		2.23		300	14
Series II
12-31-2011	11.08	0.24	[1]	(1.82)	(1.58)	(0.32)	(0.25)	—	(0.57)	8.93		(14.42)[2]		0.83		0.82		2.29		30	3
12-31-2010	14.55	0.22	[1]	0.74	0.96	(0.22)	(4.21)	—	(4.43)	11.08		10.72	[2]	0.82		0.82		1.86		43	12
12-31-2009	11.95	0.28	[1]	4.15	4.43	(1.83)	—	—	(1.83)	14.55		37.48	[2]	0.82		0.82		2.08		18	223	[3]
12-31-2008	22.36	0.50	[1]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[2]		0.82		0.82		2.74		15	9
12-31-2007	21.14	0.46	[1]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[4]	15.11	[2,4]	0.81		0.80		2.04		35	14
Series NAV
12-31-2011	11.05	0.26	[1]	(1.82)	(1.56)	(0.34)	(0.25)	—	(0.59)	8.90		(14.21)[2]		0.58		0.57		2.48		11	3
12-31-2010[5]	14.57	0.15	[1]	0.81	0.96	(0.27)	(4.21)	—	(4.48)	11.05		10.78	[2,6]	0.57	[7]	0.57	[7]	2.04	[7]	12	12

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover.
4Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and the total return by less than 0.01% for Series I and Series II . If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38 and $22.36 and 15.37% and 15.11% for Series I and Series II, respectively.
5The inception date for Series NAV shares is 5-3-10.
6Not annualized.
7Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Equity Index Trust B
Series NAV
12-31-2011	15.93	0.44	[1]	(2.67)	(2.23)	(0.53)	—	—	(0.53)	13.17	(13.99)[2]		0.58	0.34	2.86	273	3
12-31-2010	14.65	0.35	[1]	1.31	1.66	(0.38)	—	—	(0.38)	15.93	11.44	[2]	0.57	0.34	2.36	360	5
12-31-2009	11.16	0.35	[1]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65	38.80	[2]	0.58	0.34	2.85	347	33	[3]
12-31-2008	21.05	0.54	[1]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16	(44.36)[2]		0.58	0.34	3.18	304	12
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[2]	0.57	0.34	2.51	550	9

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Growth Stock Trust
Series NAV
12-31-2011	13.64	0.21	[1]	(1.18)	(0.97)	(0.16)	(0.03)	—	(0.19)	12.48	(7.12)[2]		0.98		0.98		1.60		227	27
12-31-2010[3]	12.50	—	[1,4]	1.14	1.14	—	—	—	—	13.64	9.12	[2,5]	1.05	[6]	1.05	[6]	0.02	[6]	157	8

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series NAV shares is 9-16-10.
4Less than $0.005 per share.
5Not annualized.
6Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Index Trust
Series NAV
12-31-2011	17.38	0.50	[1]	(2.68)	(2.18)	(0.49)	(0.18)	—	(0.67)	14.53	(12.58)[2]		0.50		0.50		2.99		1,954	18
12-31-2010	16.72	0.40	[1]	0.86	1.26	(0.41)	(0.19)	—	(0.60)	17.38	7.72		0.50		0.50		2.44		2,153	21
12-31-2009[3]	12.50	0.17	[1]	4.14	4.31	(0.09)	—	—	(0.09)	16.72	34.48	[4]	0.51	[5]	0.51	[5]	1.56	[5]	1,856	12

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series NAV shares is 5-1-09.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Opportunities Trust
Series I
12-31-2011	12.58	0.07	[1]	(2.07)	(2.00)	(0.09)	—	—	(0.09)	10.49	(15.92)[2]		1.01	1.01	0.62	3	105
12-31-2010	11.23	0.09	[1]	1.43	1.52	(0.17)	—	—	(0.17)	12.58	13.58	[2]	1.01	1.01	0.78	5	123
12-31-2009	8.24	0.08	[1]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[2]	0.98	0.98	0.78	5	119
12-31-2008	17.66	0.20	[1]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[2]		1.08	1.07	1.51	4	128
12-31-2007	18.15	0.23	[1]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[2]	1.04	1.04	1.22	10	122
Series II
12-31-2011	12.63	0.05	[1]	(2.09)	(2.04)	(0.08)	—	—	(0.08)	10.51	(16.13)[2]		1.21	1.21	0.41	26	105
12-31-2010	11.27	0.07	[1]	1.43	1.50	(0.14)	—	—	(0.14)	12.63	13.39	[2]	1.21	1.21	0.63	39	123
12-31-2009	8.27	0.06	[1]	3.02	3.08	(0.08)	—	—	(0.08)	11.27	37.27	[2]	1.18	1.18	0.66	39	119
12-31-2008	17.69	0.16	[1]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[2]		1.28	1.27	1.14	32	128
12-31-2007	18.17	0.23	[1]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[2]	1.24	1.24	1.24	84	122
Series NAV
12-31-2011	12.58	0.08	[1]	(2.08)	(2.00)	(0.09)	—	—	(0.09)	10.49	(15.91)[2]		0.96	0.96	0.66	378	105
12-31-2010	11.22	0.10	[1]	1.43	1.53	(0.17)	—	—	(0.17)	12.58	13.75	[2]	0.96	0.96	0.93	445	123
12-31-2009	8.24	0.09	[1]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[2]	0.93	0.93	0.94	538	119
12-31-2008	17.66	0.18	[1]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[2]		1.03	1.02	1.36	474	128
12-31-2007	18.17	0.26	[1]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[2]	0.99	0.99	1.43	870	122

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including			Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)	(in millions)	(%)
International Small Company Trust
Series I
12-31-2011	10.50	0.18	[1]	(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.23)[2]	1.16		1.04		1.74	41	11
12-31-2010	8.78	0.09	[1]	1.89	1.98	(0.26)	—	—	(0.26)	10.50	22.70 [2]	1.15		1.15		1.03	62	13
12-31-2009[3]	9.00	—	[1,4]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[2,5]	1.11	[6]	1.11	[6]	(0.12)[6]	65	133	[7]
Series II
12-31-2011	10.50	0.16	[1]	(1.88)	(1.72)	(0.15)	—	—	(0.15)	8.63	(16.42)[2]	1.36		1.24		1.55	26	11
12-31-2010	8.78	0.08	[1]	1.88	1.96	(0.24)	—	—	(0.24)	10.50	22.45 [2]	1.35		1.35		0.82	36	13
12-31-2009[3]	9.00	—	[1,4]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[2,5]	1.31	[6]	1.31	[6]	(0.33)[6]	34	133	[7]
Series NAV
12-31-2011	10.50	0.18	[1]	(1.88)	(1.70)	(0.17)	—	—	(0.17)	8.63	(16.18)[2]	1.11		0.99		1.78	35	11
12-31-2010	8.79	0.06	[1]	1.91	1.97	(0.26)	—	—	(0.26)	10.50	22.63 [2]	1.10		1.10		0.64	32	13
12-31-2009	6.53	0.09	[1]	2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44 [2]	1.06		1.06		1.20	131	133	[7]
12-31-2008	12.18	0.18	[1]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[2]	1.11		1.11		1.89	238	10
12-31-2007	13.24	0.15	[1]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43 [2]	1.11		1.10		1.08	227	29

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series I and Series II shares is 11-16-09.
4Less than ($0.005) per share.
5Not annualized.
6Annualized.
7Excludes merger activity.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
International Value Trust
Series I
12-31-2011	12.10	0.33	[1]	(1.88)	(1.55)	(0.30)	—	—	(0.30)	10.25	(12.85)[2]		0.97	0.93	2.76	116	32
12-31-2010	11.42	0.24	[1]	0.67	0.91	(0.23)	—	—	(0.23)	12.10	7.98	[2]	0.99	0.98	2.10	162	20	[3]
12-31-2009	9.06	0.22	[1]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	[2]	0.94	0.93	2.26	175	25
12-31-2008	17.14	0.47	[1]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[2]		1.04	1.02	3.47	165	18
12-31-2007	19.38	0.43	[1]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[2,4]	1.02	1.00	2.32	387	24
Series II
12-31-2011	12.08	0.31	[1]	(1.88)	(1.57)	(0.27)	—	—	(0.27)	10.24	(12.99)[2]		1.17	1.13	2.58	101	32
12-31-2010	11.40	0.21	[1]	0.67	0.88	(0.20)	—	—	(0.20)	12.08	7.77	[2]	1.19	1.18	1.91	134	20	[3]
12-31-2009	9.04	0.20	[1]	2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	[2]	1.14	1.13	2.04	139	25
12-31-2008	17.09	0.44	[1]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[2]		1.24	1.22	3.27	118	18
12-31-2007	19.30	0.39	[1]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[2,4]	1.22	1.20	2.12	259	24
Series NAV
12-31-2011	12.03	0.32	[1]	(1.86)	(1.54)	(0.30)	—	—	(0.30)	10.19	(12.79)[2]		0.92	0.88	2.71	744	32
12-31-2010	11.36	0.24	[1]	0.66	0.90	(0.23)	—	—	(0.23)	12.03	8.00	[2]	0.94	0.93	2.19	750	20	[3]
12-31-2009	9.01	0.21	[1]	2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	[2]	0.89	0.88	2.22	536	25
12-31-2008	17.06	0.47	[1]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[2]		0.99	0.97	3.49	582	18
12-31-2007	19.31	0.43	[1]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[2,4]	0.97	0.95	2.32	1,103	24

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Payments from affiliates increased the end of period net asset value per share by the following amount: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 9.46%, 9.29% and 9.54% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Investment Quality Bond Trust
Series I
12-31-2011	11.30	0.41	[1]	0.50	0.91	(0.50)	—	—	(0.50)	11.71	8.07	[2]	0.68	0.68	3.49	222	62
12-31-2010	11.09	0.50	[1]	0.32	0.82	(0.61)	—	—	(0.61)	11.30	7.45	[2]	0.69	0.69	4.33	207	30
12-31-2009	10.36	0.50	[1]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	[2]	0.70	0.70	4.60	191	20
12-31-2008	11.30	0.56	[1]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[2]		0.73	0.73	5.08	139	105
12-31-2007	11.66	0.59	[1]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[2]	0.71	0.71	5.08	164	70
Series II
12-31-2011	11.31	0.39	[1]	0.49	0.88	(0.47)	—	—	(0.47)	11.72	7.85	[2]	0.88	0.88	3.32	140	62
12-31-2010	11.09	0.48	[1]	0.32	0.80	(0.58)	—	—	(0.58)	11.31	7.30	[2]	0.89	0.89	4.13	157	30
12-31-2009	10.37	0.48	[1]	0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09	[2]	0.90	0.90	4.40	163	20
12-31-2008	11.29	0.54	[1]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[2]		0.93	0.93	4.88	113	105
12-31-2007	11.64	0.56	[1]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[2]	0.91	0.91	4.89	161	70
Series NAV
12-31-2011	11.27	0.41	[1]	0.49	0.90	(0.50)	—	—	(0.50)	11.67	8.05	[2]	0.63	0.63	3.54	18	62
12-31-2010	11.06	0.52	[1]	0.31	0.83	(0.62)	—	—	(0.62)	11.27	7.53	[2]	0.64	0.64	4.50	17	30
12-31-2009	10.34	0.50	[1]	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	[2]	0.65	0.65	4.67	77	20
12-31-2008	11.27	0.57	[1]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[2]		0.68	0.68	5.14	99	105
12-31-2007	11.65	0.59	[1]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[2]	0.66	0.66	5.13	117	70

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Large Cap Trust
Series I
12-31-2011	12.41	0.11	[1]	(0.42)	(0.31)	(0.17)	—	—	(0.17)	11.93	(2.46)[2]		0.98	0.97	0.86	128	82
12-31-2010	10.98	0.11	[1]	1.44	1.55	(0.12)	—	—	(0.12)	12.41	14.20	[2]	0.84	0.84	0.98	156	61
12-31-2009	8.55	0.10	[1]	2.51	2.61	(0.18)	—	—	(0.18)	10.98	30.85	[2]	0.86	0.86	1.10	158	56
12-31-2008	14.44	0.17	[1]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.55	(39.52)[2]		0.80	0.80	1.36	145	71
12-31-2007	15.74	0.17	[1]	0.05 [3]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[2,4]	0.80	0.79	1.08	295	43	[5]
Series II
12-31-2011	12.39	0.08	[1]	(0.42)	(0.34)	(0.15)	—	—	(0.15)	11.90	(2.74)[2]		1.18	1.17	0.66	9	82
12-31-2010	10.95	0.09	[1]	1.45	1.54	(0.10)	—	—	(0.10)	12.39	14.09	[2]	1.04	1.04	0.78	10	61
12-31-2009	8.53	0.08	[1]	2.50	2.58	(0.16)	—	—	(0.16)	10.95	30.55	[2]	1.06	1.06	0.90	10	56
12-31-2008	14.40	0.14	[1]	(5.86)	(5.72)	(0.15)	—	—	(0.15)	8.53	(39.67)[2]		1.00	1.00	1.15	9	71
12-31-2007	15.66	0.14	[1]	0.06 [3]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[2,4]	1.00	1.00	0.88	20	43	[5]
Series NAV
12-31-2011	12.38	0.11	[1]	(0.41)	(0.30)	(0.18)	—	—	(0.18)	11.90	(2.41)[2]		0.93	0.92	0.90	12	82
12-31-2010	10.95	0.12	[1]	1.44	1.56	(0.13)	—	—	(0.13)	12.38	14.30	[2]	0.79	0.79	1.04	13	61
12-31-2009	8.52	0.14	[1]	2.48	2.62	(0.19)	—	—	(0.19)	10.95	31.02	[2]	0.81	0.81	1.73	11	56
12-31-2008	14.41	0.17	[1]	(5.88)	(5.71)	(0.18)	—	—	(0.18)	8.52	(39.55)[2]		0.75	0.75	1.38	147	71
12-31-2007	15.70	0.17	[1]	0.07 [3]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[2,4]	0.78	0.77	1.09	370	43	[5]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts $0.07, $0.07 and $0.06 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 0.90%, 0.78% and 1.11% for Series I, Series II and Series NAV, respectively.
5Excludes merger activity.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Aggressive Trust
Series I
12-31-2011	8.35	0.07	[1,2]	(0.61)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.50)	0.12	[3]	0.12	[3]	0.84	[1]	107	23
12-31-2010	7.30	0.08	[1,2]	1.12	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.44	0.12	[3]	0.12	[3]	1.02	[1]	129	23
12-31-2009	5.43	0.06	[1,2]	1.87	1.93	(0.06)	— [4]	—	(0.06)	7.30	35.63	0.13	[3]	0.13	[3]	1.01	[1]	124	43
12-31-2008	10.82	0.10	[1,2]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)	0.13	[3]	0.13	[3]	1.26	[1]	102	50
12-31-2007	11.27	0.16	[1,2]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	0.11	[3]	0.11	[3]	1.39	[1]	217	44
Series II
12-31-2011	8.33	0.05	[1,2]	(0.61)	(0.56)	(0.06)	(0.07)	—	(0.13)	7.64	(6.72)	0.32	[3]	0.32	[3]	0.65	[1]	181	23
12-31-2010	7.29	0.06	[1,2]	1.12	1.18	(0.07)	(0.07)	—	(0.14)	8.33	16.12	0.32	[3]	0.32	[3]	0.82	[1]	224	23
12-31-2009	5.42	0.05	[1,2]	1.87	1.92	(0.05)	— [4]	—	(0.05)	7.29	35.46	0.33	[3]	0.33	[3]	0.83	[1]	213	43
12-31-2008	10.79	0.09	[1,2]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)	0.33	[3]	0.33	[3]	1.07	[1]	166	50
12-31-2007	11.22	0.14	[1,2]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	0.31	[3]	0.31	[3]	1.23	[1]	332	44
Series NAV
12-31-2011	8.35	0.09	[1,2]	(0.63)	(0.54)	(0.08)	(0.07)	—	(0.15)	7.66	(6.46)	0.07	[3]	0.07	[3]	1.06	[1]	118	23
12-31-2010	7.30	0.09	[1,2]	1.11	1.20	(0.08)	(0.07)	—	(0.15)	8.35	16.50	0.07	[3]	0.07	[3]	1.14	[1]	99	23
12-31-2009	5.43	0.07	[1,2]	1.87	1.94	(0.07)	— [4]	—	(0.07)	7.30	35.69	0.08	[3]	0.08	[3]	1.15	[1]	79	43
12-31-2008	10.82	0.14	[1,2]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)	0.08	[3]	0.08	[3]	1.80	[1]	45	50
12-31-2007	11.28	0.19	[1,2]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	0.06	[3]	0.06	[3]	1.66	[1]	45	44

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% - 1.10%, 0.48% - 1.10%, 0.49% - 1.25%, 0.34% - 1.18% and 0.34% - 1.38%, for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Less than ($0.005) per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series I
12-31-2011	11.74	0.28	[1,2]	(0.21)	0.07	(0.28)	(0.12)	—	(0.40)	11.41	0.62	0.11	[3]	0.11	[3]	2.38	[1]	823	10
12-31-2010	10.79	0.25	[1,2]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.74	11.75	0.11	[3]	0.11	[3]	2.19	[1]	832	30
12-31-2009	8.59	0.38	[1,2]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75	0.11	[3]	0.11	[3]	3.91	[1]	774	34
12-31-2008	13.61	0.34	[1,2]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)	0.12	[3]	0.12	[3]	2.94	[1]	581	36
12-31-2007	13.84	0.60	[1,2]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	0.11	[3]	0.11	[3]	4.28	[1]	1,065	13
Series II
12-31-2011	11.69	0.25	[1,2]	(0.20)	0.05	(0.26)	(0.12)	—	(0.38)	11.36	0.42	0.31	[3]	0.31	[3]	2.09	[1]	9,776	10
12-31-2010	10.75	0.22	[1,2]	1.01	1.23	(0.22)	(0.07)	—	(0.29)	11.69	11.49	0.31	[3]	0.31	[3]	1.99	[1]	10,775	30
12-31-2009	8.56	0.36	[1,2]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48	0.31	[3]	0.31	[3]	3.71	[1]	9,973	34
12-31-2008	13.56	0.36	[1,2]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)	0.32	[3]	0.32	[3]	3.11	[1]	6,959	36
12-31-2007	13.79	0.60	[1,2]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	0.31	[3]	0.31	[3]	4.30	[1]	9,496	13
Series NAV
12-31-2011	11.76	0.28	[1,2]	(0.20)	0.08	(0.29)	(0.12)	—	(0.41)	11.43	0.67	0.06	[3]	0.06	[3]	2.39	[1]	1,168	10
12-31-2010	10.81	0.25	[1,2]	1.02	1.27	(0.25)	(0.07)	—	(0.32)	11.76	11.78	0.06	[3]	0.06	[3]	2.20	[1]	1,254	30
12-31-2009	8.60	0.36	[1,2]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90	0.06	[3]	0.06	[3]	3.79	[1]	1,221	34
12-31-2008	13.63	1.43	[1,2]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)	0.08	[3]	0.08	[3]	14.44	[1]	1,035	36
12-31-2007	13.86	0.65	[1,2]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	0.06	[3]	0.06	[3]	4.67	[1]	103	13

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% - 1.10%, 0.48% -1.10%, 0.49% - 1.23%, 0.49% - 1.17% and 0.49% - 1.12% for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced PS Series
Series II
12-31-2011[1]	12.50	0.25	[2,3]	(0.82)[4]	(0.57)	(0.08)	(0.05)	—	(0.13)	11.80	(4.57)[5,6]	0.69	[7,8]	0.40	[7,8]	3.12	[3,8]	71	1

1The inception date for Series II shares is 4-29-11.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

6Not annualized.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.73 -1.10% for the period ended 12-31-11.
8Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series I
12-31-2011	12.57	0.42	[1,2]	0.11	0.53	(0.41)	(0.13)	—	(0.54)	12.56	4.23	0.11	[3]	0.11	[3]	3.27	[1]	252	17
12-31-2010	11.83	0.29	[1,2]	0.79	1.08	(0.30)	(0.04)	—	(0.34)	12.57	9.12	0.11	[3]	0.11	[3]	2.36	[1]	247	34
12-31-2009	10.26	0.51	[1,2]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71	0.12	[3]	0.12	[3]	4.58	[1]	229	37
12-31-2008	13.02	0.55	[1,2]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)	0.12	[3]	0.12	[3]	4.52	[1]	168	31
12-31-2007	13.43	0.91	[1,2]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	0.11	[3]	0.11	[3]	6.84	[1]	182	27
Series II
12-31-2011	12.51	0.39	[1,2]	0.12	0.51	(0.39)	(0.13)	—	(0.52)	12.50	4.04	0.31	[3]	0.31	[3]	3.05	[1]	2,525	17
12-31-2010	11.78	0.27	[1,2]	0.77	1.04	(0.27)	(0.04)	—	(0.31)	12.51	8.87	0.31	[3]	0.31	[3]	2.20	[1]	2,572	34
12-31-2009	10.22	0.52	[1,2]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44	0.32	[3]	0.32	[3]	4.65	[1]	2,266	37
12-31-2008	12.96	0.63	[1,2]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)	0.32	[3]	0.32	[3]	5.30	[1]	1,297	31
12-31-2007	13.37	0.91	[1,2]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	0.31	[3]	0.31	[3]	6.85	[1]	738	27
Series NAV
12-31-2011	12.59	0.46	[1,2]	0.08	0.54	(0.42)	(0.13)	—	(0.55)	12.58	4.27	0.06	[3]	0.06	[3]	3.57	[1]	34	17
12-31-2010	11.84	0.33	[1,2]	0.76	1.09	(0.30)	(0.04)	—	(0.34)	12.59	9.25	0.06	[3]	0.06	[3]	2.67	[1]	30	34
12-31-2009	10.28	0.56	[1,2]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63	0.07	[3]	0.07	[3]	4.99	[1]	20	37
12-31-2008	13.03	0.68	[1,2]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)	0.07	[3]	0.07	[3]	5.72	[1]	10	31
12-31-2007	13.45	1.02	[1,2]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	0.06	[3]	0.06	[3]	7.60	[1]	5	27

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% – 1.10%, 0.48% – 1.02%, 0.49% – 0.99%, 0.49% – 1.11% and 0.63% – 1.06% for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative PS Series
Series II
12-31-2011[1]	12.50	0.30	[2,3]	(0.27)[4]	0.03	(0.11)	(0.06)	—	(0.17)	12.36	0.27	[5,6]	1.11	[7,8]	0.40	[7,8]	3.53	[3,8]	29	4

1The inception date for Series II shares is 4-29-11.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Not annualized.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was 0.73% - 1.10% for the period ended 12-31-11.
8Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series I
12-31-2011	11.42	0.22	[1,2]	(0.40)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.92	(1.60)	0.11	[3]	0.11	[3]	1.92	[1]	726	9	[4]
12-31-2010	10.34	0.19	[1,2]	1.15	1.34	(0.19)	(0.07)	—	(0.26)	11.42	13.02	0.11	[3]	0.11	[3]	1.81	[1]	742	23
12-31-2009	7.99	0.26	[1,2]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	0.12	[3]	0.12	[3]	2.90	[1]	659	37
12-31-2008	13.76	0.25	[1,2]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)	0.12	[3]	0.12	[3]	2.20	[1]	512	40
12-31-2007	13.94	0.40	[1,2]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	0.11	[3]	0.11	[3]	2.84	[1]	946	17
Series II
12-31-2011	11.40	0.19	[1,2]	(0.39)	(0.20)	(0.20)	(0.10)	—	(0.30)	10.90	(1.80)	0.31	[3]	0.31	[3]	1.66	[1]	12,007	9	[4]
12-31-2010	10.32	0.17	[1,2]	1.15	1.32	(0.17)	(0.07)	—	(0.24)	11.40	12.83	0.31	[3]	0.31	[3]	1.59	[1]	13,186	23
12-31-2009	7.98	0.24	[1,2]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95	0.32	[3]	0.32	[3]	2.71	[1]	12,053	37
12-31-2008	13.73	0.25	[1,2]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)	0.32	[3]	0.32	[3]	2.21	[1]	8,826	40
12-31-2007	13.88	0.40	[1,2]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	0.31	[3]	0.31	[3]	2.82	[1]	13,018	17
Series NAV
12-31-2011	11.43	0.24	[1,2]	(0.42)	(0.18)	(0.22)	(0.10)	—	(0.32)	10.93	(1.55)	0.06	[3]	0.06	[3]	2.05	[1]	435	9	[4]
12-31-2010	10.35	0.21	[1,2]	1.14	1.35	(0.20)	(0.07)	—	(0.27)	11.43	13.05	0.06	[3]	0.06	[3]	1.93	[1]	405	23
12-31-2009	8.00	0.28	[1,2]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	0.07	[3]	0.07	[3]	3.08	[1]	323	37
12-31-2008	13.78	0.30	[1,2]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)	0.07	[3]	0.07	[3]	2.71	[1]	211	40
12-31-2007	13.96	0.45	[1,2]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	0.06	[3]	0.06	[3]	3.22	[1]	234	17

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% - 1.10%, 0.48% - 1.10%, 0.49% - 1.25%, 0.49% - 1.18% and 0.49% - 1.29% for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
4Excludes merger activity.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth PS Series
Series II
12-31-2011[1]	12.50	0.19	[2,3]	(1.15)[4]	(0.96)	(0.07)	(0.03)	—	(0.10)	11.44	(7.66)[5,6]	0.58	[7,8]	0.40	[7,8]	2.46	[3,8]	94	8

1The inception date for Series II shares is 4-29-11.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
5Not annualized.
6Total returns would have been lower had certain expenses not been reduced during the periods shown.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.73% -1.10% for the period ended 12-31-11.
8Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series I
12-31-2011	12.01	0.32	[1,2]	(0.04)	0.28	(0.33)	(0.12)	—	(0.45)	11.84	2.33	0.11	[3]	0.11	[3]	2.65	[1]	301	12
12-31-2010	11.15	0.27	[1,2]	0.91	1.18	(0.27)	(0.05)	—	(0.32)	12.01	10.55	0.11	[3]	0.11	[3]	2.31	[1]	307	29
12-31-2009	9.15	0.43	[1,2]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26	0.12	[3]	0.12	[3]	4.24	[1]	278	31
12-31-2008	13.00	0.43	[1,2]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)	0.12	[3]	0.12	[3]	3.72	[1]	215	28
12-31-2007	13.37	0.74	[1,2]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	0.11	[3]	0.11	[3]	5.54	[1]	333	13
Series II
12-31-2011	11.96	0.29	[1,2]	(0.03)	0.26	(0.31)	(0.12)	—	(0.43)	11.79	2.13	0.31	[3]	0.31	[3]	2.42	[1]	3,116	12
12-31-2010	11.10	0.24	[1,2]	0.91	1.15	(0.24)	(0.05)	—	(0.29)	11.96	10.39	0.31	[3]	0.31	[3]	2.10	[1]	3,272	29
12-31-2009	9.12	0.42	[1,2]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86	0.32	[3]	0.32	[3]	4.18	[1]	2,925	31
12-31-2008	12.95	0.47	[1,2]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)	0.32	[3]	0.32	[3]	4.07	[1]	1,890	28
12-31-2007	13.32	0.74	[1,2]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	0.31	[3]	0.31	[3]	5.56	[1]	2,042	13
Series NAV
12-31-2011	12.02	0.38	[1,2]	(0.09)	0.29	(0.34)	(0.12)	—	(0.46)	11.85	2.38	0.06	[3]	0.06	[3]	3.07	[1]	75	12
12-31-2010	11.15	0.29	[1,2]	0.90	1.19	(0.27)	(0.05)	—	(0.32)	12.02	10.69	0.06	[3]	0.06	[3]	2.51	[1]	53	29
12-31-2009	9.16	0.50	[1,2]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19	0.07	[3]	0.07	[3]	4.84	[1]	37	31
12-31-2008	13.01	0.58	[1,2]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)	0.07	[3]	0.07	[3]	5.08	[1]	19	28
12-31-2007	13.38	0.84	[1,2]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	0.06	[3]	0.06	[3]	6.30	[1]	13	13

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Based on the average daily shares outstanding.
3Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48% - 1.10%, 0.48% - 1.10%, 0.49% - 1.23%, 0.34% - 1.17% and 0.34% - 1.38% for the years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate PS Series
Series II
12-31-2011[1]	12.50	0.25	[2,3]	(0.57)[4]	(0.32)	(0.09)	(0.05)	—	(0.14)	12.04	(2.54)[5,6]	0.97	[7,8]	0.40	[7,8]	3.03	[3,8]	36	—	[9]

1The inception date for Series II shares is 4-29-11.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
4The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Not annualized.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was 0.73% -1.10% for the period ended 12-31-11.
8Annualized.
9Less than 1%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
				Net real-
				ized and										Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset				before	including			Net
	value,	investment		gain (loss)	investment	From net				value,				reductions	reductions	Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of		Total		and amounts	and amounts	investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period		return		recaptured	recaptured	income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)	(%)	(%)		(in millions)	(%)
Mid Cap Index Trust
Series I
12-31-2011	17.74	0.17	[1]	(0.60)	(0.43)	(0.12)	(0.44)	—	(0.56)	16.75		(2.25)[2]		0.54	0.54	0.98		413	13
12-31-2010	14.22	0.14	[1]	3.55	3.69	(0.17)	—	—	(0.17)	17.74		25.98	[2]	0.54	0.54	0.88		436	12
12-31-2009	10.67	0.14	[1]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22		36.76	[2]	0.55	0.55	1.22		325	15	[3]
12-31-2008	17.42	0.16	[1]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[2]		0.55	0.55	1.10		240	41
12-31-2007	18.84	0.20	[1,4]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[5]	7.57	[2,5]	0.55	0.54	0.99	[4]	397	29
Series II
12-31-2011	17.70	0.14	[1]	(0.61)	(0.47)	(0.08)	(0.44)	—	(0.52)	16.71		(2.46)[2]		0.74	0.74	0.77		78	13
12-31-2010	14.18	0.10	[1]	3.55	3.65	(0.13)	—	—	(0.13)	17.70		25.80	[2]	0.74	0.74	0.67		93	12
12-31-2009	10.65	0.12	[1]	3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18		36.38	[2]	0.75	0.75	1.03		85	15	[3]
12-31-2008	17.36	0.14	[1]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[2]		0.75	0.75	0.91		68	41
12-31-2007	18.75	0.15	[1,4]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[5]	7.39	[2,5]	0.75	0.74	0.73	[4]	103	29
Series NAV
12-31-2011	17.73	0.18	[1]	(0.59)	(0.41)	(0.13)	(0.44)	—	(0.57)	16.75		(2.14)[2]		0.49	0.49	1.03		624	13
12-31-2010	14.21	0.14	[1]	3.56	3.70	(0.18)	—	—	(0.18)	17.73		26.06	[2]	0.49	0.49	0.92		681	12
12-31-2009	10.67	0.15	[1]	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21		36.73	[2]	0.50	0.50	1.28		649	15	[3]
12-31-2008	17.42	0.18	[1]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[2]		0.50	0.50	1.23		389	41
12-31-2007	18.85	0.22	[1,4]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[5]	7.61	[2,5]	0.50	0.49	1.08	[4]	430	29

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio, which amounted to $0.04, $0.04 and $0.05 for Series I, Series II and Series NAV, respectively. The percentage of net assets was 0.21%, 0.16% and 0.25% for Series I, Series II and Series NAV, respectively.
5Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. .

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
			Net real-
			ized and										Expenses	Expenses
	Net asset	Net	unrealized	Total from						Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net					value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment		From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income		realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Stock Trust
Series I
12-31-2011	14.13	(0.05)[1]	(1.25)	(1.30)	—		—	—	—	12.83	(9.20)[2]		0.93	0.93	(0.35)	175	107
12-31-2010	11.48	(0.03)[1]	2.68	2.65	—	[3]	—	—	—	14.13	23.08	[2]	0.93	0.93	(0.23)	221	115
12-31-2009	8.74	(0.01)[1]	2.75	2.74	—		—	—	—	11.48	31.35	[2]	0.94	0.94	(0.09)	203	175
12-31-2008	15.98	(0.02)[1]	(6.84)	(6.86)	—		(0.38)	—	(0.38)	8.74	(43.76)[2]		0.94	0.94	(0.12)	186	130	[4]
12-31-2007	16.97	(0.03)[1]	3.63	3.60	—		(4.59)	—	(4.59)	15.98	23.57	[2,5]	0.94	0.93	(0.20)	355	133
Series II
12-31-2011	13.84	(0.08)[1]	(1.22)	(1.30)	—		—	—	—	12.54	(9.39)[2]		1.13	1.13	(0.55)	105	107
12-31-2010	11.27	(0.05)[1]	2.62	2.57	—		—	—	—	13.84	22.80	[2]	1.13	1.13	(0.43)	135	115
12-31-2009	8.59	(0.03)[1]	2.71	2.68	—		—	—	—	11.27	31.20	[2]	1.14	1.14	(0.30)	124	175
12-31-2008	15.76	(0.04)[1]	(6.75)	(6.79)	—		(0.38)	—	(0.38)	8.59	(43.93)[2]		1.14	1.14	(0.32)	107	130	[4]
12-31-2007	16.82	(0.07)[1]	3.60	3.53	—		(4.59)	—	(4.59)	15.76	23.35	[2,5]	1.14	1.13	(0.40)	206	133
Series NAV
12-31-2011	14.19	(0.04)[1]	(1.25)	(1.29)	—		—	—	—	12.90	(9.09)[2]		0.88	0.88	(0.30)	414	107
12-31-2010	11.53	(0.02)[1]	2.68	2.66	—	[3]	—	—	—	14.19	23.07	[2]	0.88	0.88	(0.18)	466	115
12-31-2009	8.77	— [1,3]	2.76	2.76	—		—	—	—	11.53	31.47	[2]	0.89	0.89	(0.05)	440	175
12-31-2008	16.03	(0.01)[1]	(6.87)	(6.88)	—		(0.38)	—	(0.38)	8.77	(43.75)[2]		0.89	0.89	(0.07)	296	130	[4]
12-31-2007	17.01	(0.02)[1]	3.63	3.61	—	[3]	(4.59)	—	(4.59)	16.03	23.59	[2,5]	0.89	0.88	(0.13)	702	133

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Less than ($0.005) per share.
4Excludes merger activity.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 23.49%, 23.27% and 23.51% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Cap Value Equity Trust
Series NAV
12-31-2011	12.36	0.09	[1]	(1.15)	(1.06)	(0.08)	(0.14)	—	(0.22)	11.08	(8.49)[2]		0.94	0.94	0.77	130	63
12-31-2010	10.12	0.08	[1]	2.25	2.33	(0.09)	—	—	(0.09)	12.36	23.12	[2]	0.93	0.93	0.76	141	60
12-31-2009	7.48	0.12	[1]	2.82	2.94	(0.09)	(0.21)	—	(0.30)	10.12	40.42	[2]	0.95	0.95	1.39	136	34
12-31-2008	13.91	0.11	[1]	(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)[2]		1.01	1.01	0.92	47	51
12-31-2007	13.07	0.15	[1]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[2]	0.92	0.92	1.03	146	30

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Mid Value Trust
Series I
12-31-2011	11.12	0.11	[1]	(0.65)	(0.54)	(0.08)	—	—	(0.08)	10.50	(4.83)[2]		1.04	1.00	0.96	271	54
12-31-2010	9.80	0.19	[1]	1.39	1.58	(0.22)	(0.04)	—	(0.26)	11.12	16.16	[2]	1.05	1.00	1.88	301	43
12-31-2009	6.74	0.06	[1]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	[2]	1.06	1.02	0.76	260	62	[3]
12-31-2008	10.69	0.13	[1]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[2]		1.13	1.08	1.56	33	85
12-31-2007	13.67	0.22	[1]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[2]	1.09	1.04	1.70	11	69
Series II
12-31-2011	11.12	0.08	[1]	(0.64)	(0.56)	(0.06)	—	—	(0.06)	10.50	(5.04)[2]		1.24	1.20	0.74	83	54
12-31-2010	9.81	0.17	[1]	1.37	1.54	(0.19)	(0.04)	—	(0.23)	11.12	15.79	[2]	1.25	1.20	1.65	106	43
12-31-2009	6.74	0.04	[1]	3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02	[2]	1.26	1.22	0.52	105	62	[3]
12-31-2008	10.68	0.08	[1]	(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)[2]		1.33	1.28	0.91	8	85
12-31-2007	13.64	0.21	[1]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[2]	1.29	1.24	1.60	16	69
Series NAV
12-31-2011	11.08	0.11	[1]	(0.63)	(0.52)	(0.09)	—	—	(0.09)	10.47	(4.71)[2]		0.99	0.95	1.02	370	54
12-31-2010	9.77	0.19	[1]	1.38	1.57	(0.22)	(0.04)	—	(0.26)	11.08	16.16	[2]	1.00	0.95	1.90	393	43
12-31-2009	6.72	0.07	[1]	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	[2]	1.01	0.97	0.88	375	62	[3]
12-31-2008	10.67	0.11	[1]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[2]		1.08	1.03	1.16	75	85
12-31-2007	13.65	0.24	[1]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[2]	1.04	0.99	1.87	159	69

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.

Per share operating performance for a share outstanding throughout the period																	Ratios and supplemental data
		Income (loss) from
		investment operations						Less Distributions									Ratios to average net assets
				Net real-
				ized and													Expenses	Expenses
	Net asset	Net		unrealized		Total from								Net asset			before	including		Net
	value,	investment		gain (loss)		investment		From net						value,			reductions	reductions	Net	assets,
	beginning	income		on invest-		oper-		investment	From net		From capital	Total		end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments		ations		income	realized gain		paid-in	distributions		period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)		($)		($)	($)		($)	($)		($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Money Market Trust
Series I
12-31-2011	1.00	—		—	[1]	—	[1]	—	—	[2]	—	—	[2]	1.00	0.07	[3]	0.55	0.17	—	2,927	—
12-31-2010	1.00	—		—		—		—	—	[2]	—	—	[2]	1.00	—	[3]	0.55	0.29	—	2,889	—
12-31-2009[4]	1.00	—	[1,5]	—		—	[1]	— [2]	—		—	—	[2]	1.00	0.20	[3]	0.57	0.53	0.19	3,383	—
12-31-2008[4]	1.00	0.02	[5]	—		0.02		(0.02)	—		—	(0.02)		1.00	1.76	[3]	0.58	0.58	1.66	3,708	—
12-31-2007[4]	1.00	0.05	[5]	—		0.05		(0.05)	—		—	(0.05)		1.00	4.56	[3]	0.56	0.55	4.43	2,504	—
Series II
12-31-2011	1.00	—		—	[1]	—	[1]	—	—	[2]	—	—	[2]	1.00	0.07	[3]	0.75	0.17	—	923	—
12-31-2010	1.00	—		—		—		—	—	[2]	—	—	[2]	1.00	—	[3]	0.75	0.29	—	886	—
12-31-2009[4]	1.00	—	[1,5]	—		—	[1]	— [2]	—		—	—	[2]	1.00	0.08	[3]	0.77	0.66	0.07	1,221	—
12-31-2008[4]	1.00	0.02	[5]	—		0.02		(0.02)	—		—	(0.02)		1.00	1.56	[3]	0.78	0.78	1.36	1,503	—
12-31-2007[4]	1.00	0.04	[5]	—		0.04		(0.04)	—		—	(0.04)		1.00	4.35	[3]	0.76	0.75	4.22	487	—

1Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Less than ($0.005) per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Per share amounts have been restated to reflect a 10-1 share split effective 6-1-10.
5Based on the average daily shares outstanding.

Per share operating performance for a share outstanding throughout the period																		Ratios and supplemental data
		Income (loss) from
		investment operations						Less Distributions										Ratios to average net assets
				Net real-
				ized and														Expenses	Expenses
	Net asset	Net		unrealized		Total from									Net asset			before	including		Net
	value,	investment		gain (loss)		investment		From net							value,			reductions	reductions	Net	assets,
	beginning	income		on invest-		oper-		investment		From net		From capital	Total		end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments		ations		income		realized gain		paid-in	distributions		period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Money Market Trust B
Series NAV
12-31-2011	1.00	—	[1]	—	[2]	—	[2]	—		—	[3]	—	—	[3]	1.00	0.08	[4]	0.52	0.19	—	608	—
12-31-2010	1.00	—	[1,2]	—		—	[2]	—	[3]	—		—	—	[3]	1.00	0.05	[4]	0.53	0.27	0.05	613	—
12-31-2009	1.00	—	[1,2]	—		—	[2]	—	[3]	—		—	—	[3]	1.00	0.48	[4]	0.54	0.29	0.46	662	—
12-31-2008	1.00	0.02	[1]	—		0.02		(0.02)		—		—	(0.02)		1.00	2.11	[4]	0.53	0.29	1.97	963	—
12-31-2007	1.00	0.05	[1]	—		0.05		(0.05)		—		—	(0.05)		1.00	4.82	[4]	0.51	0.28	4.67	612	—

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Less than ($0.005) per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Mutual Shares Trust
Series I
12-31-2011	9.84	0.18	[1]	(0.28)	(0.10)	(0.09)	—	—	(0.09)	9.65	(0.94)[2]	1.08		1.08		1.84		190	38
12-31-2010	9.05	0.26	[1,3]	0.78	1.04	(0.25)	—	—	(0.25)	9.84	11.52 [2]	1.08		1.08		2.76	[3]	173	30
12-31-2009	7.33	0.12	[1]	1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16 [2]	1.08		1.08		1.45		123	58
12-31-2008[4]	10.91	0.11	[1]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[2,5]	1.13	[6]	1.11	[6]	1.38	[6]	18	44
Series NAV
12-31-2011	9.84	0.19	[1]	(0.28)	(0.09)	(0.10)	—	—	(0.10)	9.65	(0.89)[2]	1.03		1.03		1.89		415	38
12-31-2010	9.06	0.26	[1,3]	0.78	1.04	(0.26)	—	—	(0.26)	9.84	11.49 [2]	1.03		1.03		2.78	[3]	469	30
12-31-2009	7.33	0.13	[1]	1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31 [2]	1.03		1.03		1.72		468	58
12-31-2008	11.95	0.16	[1]	(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)[2]	1.07		1.06		1.67		373	44
12-31-2007[7]	12.50	0.12	[1]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[2,5]	1.22	[6]	1.06	[6]	1.52	[6]	379	48

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income per share and the percentage of average net assets reflects special dividends received by the Portfolio, which amounted to $0.11 and 1.22%, respectively.
4The inception date for Series I shares is 1-28-08.
5Not annualized.
6Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

7The inception date for Series NAV shares is 5-1-07.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Natural Resources Trust
Series I
12-31-2011	12.77	0.09	[1]	(2.68)	(2.59)	(0.06)	—	—	(0.06)	10.12	(20.29)[2]		1.11	1.11	0.72	13	87
12-31-2010	11.15	0.06	[1]	1.63	1.69	(0.07)	—	—	(0.07)	12.77	15.21	[2]	1.08	1.08	0.52	18	82
12-31-2009	13.43	0.07	[1]	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	[2]	1.08	1.08	0.73	17	30
12-31-2008	28.81	0.16	[1]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[2]		1.13	1.13	0.66	14	24
12-31-2007	31.83	0.17	[1]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[2,3]	1.13	1.13	0.47	35	35
Series II
12-31-2011	12.62	0.06	[1]	(2.63)	(2.57)	(0.04)	—	—	(0.04)	10.01	(20.38)[2]		1.31	1.31	0.52	125	87
12-31-2010	11.03	0.03	[1]	1.61	1.64	(0.05)	—	—	(0.05)	12.62	14.87	[2]	1.28	1.28	0.32	191	82
12-31-2009	13.33	0.05	[1]	3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90	[2]	1.26	1.26	0.50	188	30
12-31-2008	28.54	0.11	[1]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[2]		1.33	1.33	0.43	112	24
12-31-2007	31.59	0.09	[1]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[2,3]	1.33	1.33	0.27	302	35
Series NAV
12-31-2011	12.56	0.09	[1]	(2.64)	(2.55)	(0.06)	—	—	(0.06)	9.95	(20.27)[2]		1.06	1.06	0.78	68	87
12-31-2010	10.97	0.06	[1]	1.61	1.67	(0.08)	—	—	(0.08)	12.56	15.25	[2]	1.03	1.03	0.57	80	82
12-31-2009	13.33	0.06	[1]	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	[2]	1.09	1.09	0.62	73	30
12-31-2008	28.63	0.17	[1]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[2]		1.08	1.08	0.71	244	24
12-31-2007	31.70	0.19	[1]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[2,3]	1.08	1.08	0.54	808	35

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were 40.68%, 40.44% and 40.81% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
New Income Trust
Series NAV
12-31-2011	13.36	0.43	[1]	0.35	0.78	(0.56)	(0.03)	—	(0.59)	13.55	5.91	[2]	0.65		0.63		3.17	2,771	65
12-31-2010	12.83	0.43	[1]	0.46	0.89	(0.36)	—	—	(0.36)	13.36	6.96	[2]	0.68		0.66		3.19	2,979	87
12-31-2009	11.23	0.58	[1]	1.45	2.03	(0.43)	—	—	(0.43)	12.83	18.09	[2]	0.79		0.77		4.74	1,834	100
12-31-2008	13.31	0.61	[1]	(1.84)	(1.23)	(0.79)	(0.06)	—	(0.85)	11.23	(9.30)[2]		0.86	[3]	0.84	[3]	4.76	1,053	69
12-31-2007	13.63	0.61	[1]	0.17	0.78	(0.95)	(0.15)	—	(1.10)	13.31	5.88	[2]	0.88		0.86		4.48	1,083	83

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

3Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.86% and 0.84% for the year ended 12-31-08.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Real Estate Securities Trust
Series I
12-31-2011	11.37	0.14	[1]	0.93	1.07	(0.18)	—	—	(0.18)	12.26	9.46	[2]	0.79	0.79	1.17	97	86
12-31-2010	8.96	0.21	[1]	2.39	2.60	(0.19)	—	—	(0.19)	11.37	29.19	[2]	0.78	0.78	2.09	106	99
12-31-2009	7.10	0.22	[1]	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	[2]	0.79	0.79	3.17	94	113
12-31-2008	12.40	0.27	[1]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[2]		0.80	0.80	2.45	89	84
12-31-2007	27.64	0.35	[1]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[2]		0.78	0.78	1.68	188	77
Series II
12-31-2011	11.39	0.12	[1]	0.93	1.05	(0.16)	—	—	(0.16)	12.28	9.24	[2]	0.99	0.99	0.97	74	86
12-31-2010	8.98	0.19	[1]	2.39	2.58	(0.17)	—	—	(0.17)	11.39	28.87	[2]	0.98	0.98	1.90	82	99
12-31-2009	7.11	0.20	[1]	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04	[2]	0.99	0.99	2.93	71	113
12-31-2008	12.40	0.25	[1]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[2]		1.00	1.00	2.26	61	84
12-31-2007	27.59	0.32	[1]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[2]		0.98	0.98	1.55	123	77
Series NAV
12-31-2011	11.30	0.15	[1]	0.93	1.08	(0.19)	—	—	(0.19)	12.19	9.58	[2]	0.74	0.74	1.24	214	86
12-31-2010	8.91	0.22	[1]	2.37	2.59	(0.20)	—	—	(0.20)	11.30	29.20	[2]	0.73	0.73	2.14	211	99
12-31-2009	7.06	0.22	[1]	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	[2]	0.74	0.74	3.21	177	113
12-31-2008	12.34	0.28	[1]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[2]		0.75	0.75	2.52	153	84
12-31-2007	27.58	0.37	[1]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[2]		0.73	0.73	1.79	301	77

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Real Return Bond Trust
Series I
12-31-2011	11.59	0.28	[1]	1.11	1.39	(0.49)	—	—	(0.49)	12.49	12.02	[2]	0.83		0.83		2.27	10	496
12-31-2010	11.98	0.18	[1]	0.85	1.03	(1.42)	—	—	(1.42)	11.59	8.83	[2]	0.81		0.81		1.46	10	614
12-31-2009	11.66	0.32	[1]	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	[2]	0.77		0.77		2.66	8	572
12-31-2008	13.54	0.49	[1]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[2]		0.83	[3]	0.83	[3]	3.69	9	1,032
12-31-2007	12.99	0.70	[1]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[2]	0.80	[3]	0.79	[3]	5.31	10	911
Series II
12-31-2011	11.46	0.25	[1]	1.10	1.35	(0.46)	—	—	(0.46)	12.35	11.86	[2]	1.03		1.03		2.10	78	496
12-31-2010	11.85	0.16	[1]	0.84	1.00	(1.39)	—	—	(1.39)	11.46	8.67	[2]	1.01		1.01		1.29	86	614
12-31-2009	11.55	0.29	[1]	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22	[2]	0.97		0.97		2.44	95	572
12-31-2008	13.45	0.46	[1]	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)[2]		1.03	[3]	1.03	[3]	3.50	87	1,032
12-31-2007	12.88	0.67	[1]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[2]	1.00	[3]	0.99	[3]	5.13	100	911
Series NAV
12-31-2011	11.44	0.28	[1]	1.10	1.38	(0.49)	—	—	(0.49)	12.33	12.15	[2]	0.78		0.78		2.34	41	496
12-31-2010	11.85	0.20	[1]	0.82	1.02	(1.43)	—	—	(1.43)	11.44	8.81	[2]	0.76		0.76		1.54	30	614
12-31-2009	11.55	0.32	[1]	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	[2]	0.72		0.72		2.72	295	572
12-31-2008	13.42	0.48	[1]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[2]		0.78	[3]	0.78	[3]	3.71	967	1,032
12-31-2007	12.88	0.70	[1]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[2]	0.75	[3]	0.74	[3]	5.38	1,112	911

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Science & Technology Trust
Series I
12-31-2011	16.91	(0.05)[1]	(1.26)	(1.31)	—	—	—	—	15.60	(7.75)[2]		1.16	1.13	(0.30)	299	115
12-31-2010	13.57	(0.06)[1]	3.40	3.34	—	—	—	—	16.91	24.61	[2]	1.16	1.13	(0.40)	370	117
12-31-2009	8.25	(0.01)[1]	5.33	5.32	—	—	—	—	13.57	64.48	[2]	1.15	1.12	(0.13)	321	128
12-31-2008	14.85	(0.03)[1]	(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[2]		1.20	1.18	(0.21)	151	132
12-31-2007	12.42	(0.06)[1]	2.49	2.43	—	—	—	—	14.85	19.57	[2,3]	1.19	1.16	(0.40)	338	128
Series II
12-31-2011	16.68	(0.09)[1]	(1.24)	(1.33)	—	—	—	—	15.35	(7.97)[2]		1.36	1.33	(0.51)	45	115
12-31-2010	13.41	(0.08)[1]	3.35	3.27	—	—	—	—	16.68	24.38	[2]	1.36	1.33	(0.60)	61	117
12-31-2009	8.16	(0.04)[1]	5.29	5.25	—	—	—	—	13.41	64.34	[2]	1.35	1.32	(0.33)	57	128
12-31-2008	14.73	(0.05)[1]	(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[2]		1.40	1.38	(0.41)	30	132
12-31-2007	12.35	(0.08)[1]	2.46	2.38	—	—	—	—	14.73	19.27	[2,3]	1.39	1.36	(0.60)	70	128
Series NAV
12-31-2011	16.97	(0.04)[1]	(1.27)	(1.31)	—	—	—	—	15.66	(7.72)[2]		1.11	1.08	(0.25)	10	115
12-31-2010	13.61	(0.05)[1]	3.41	3.36	—	—	—	—	16.97	24.69	[2]	1.11	1.08	(0.36)	12	117
12-31-2009	8.27	(0.01)[1]	5.35	5.34	—	—	—	—	13.61	64.57	[2]	1.10	1.07	(0.07)	7	128
12-31-2008	14.88	(0.02)[1]	(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[2]		1.15	1.13	(0.16)	3	132
12-31-2007	12.44	(0.05)[1]	2.49	2.44	—	—	—	—	14.88	19.61	[2,3]	1.14	1.11	(0.34)	4	128

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.02, $0.01 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payments from affiliates were 19.40%, 19.19% and 19.53% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Short Term Government Income Trust
Series I
12-31-2011	12.92	0.16	[1]	0.20	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.77	[2]	0.65		0.65		1.22		89	88
12-31-2010[3]	12.88	0.09	[1]	0.15	0.24	(0.20)	—	—	(0.20)	12.92	1.86	[2,4]	0.66	[5]	0.66	[5]	1.00	[5]	106	130	[6]
Series II
12-31-2011	12.93	0.13	[1]	0.20	0.33	(0.29)	(0.03)	—	(0.32)	12.94	2.56	[2]	0.85		0.85		1.02		77	88
12-31-2010[3]	12.88	0.07	[1]	0.15	0.22	(0.17)	—	—	(0.17)	12.93	1.74	[2,4]	0.86	[5]	0.86	[5]	0.80	[5]	86	130	[6]
Series NAV
12-31-2011	12.92	0.17	[1]	0.19	0.36	(0.32)	(0.03)	—	(0.35)	12.93	2.82	[2]	0.60		0.60		1.27		390	88
12-31-2010	12.71	0.18	[1]	0.23	0.41	(0.20)	—	—	(0.20)	12.92	3.28	[2]	0.63		0.63	[7]	1.39		413	130	[6]
12-31-2009[8]	12.50	0.16	[1]	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	[2]	0.76		0.73		1.25		160	114

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series I and Series II shares is 4-30-10.
4Not annualized.
5Annualized.
6Excludes merger activity.
7Includes the impact of expense recapture which amounted to less than 0.005% of average net assets.
8The inception date for Class NAV shares is 1-2-09.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Growth Trust
Series I
12-31-2011	10.12	(0.06)[1]	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.18	(6.81)[2]		1.16	1.15	(0.62)	83	136
12-31-2010	8.29	(0.06)[1]	1.89	1.83	—	—	—	—	10.12	22.07	[2]	1.15	1.15	(0.69)	77	139
12-31-2009	6.16	(0.04)[1]	2.17	2.13	—	—	—	—	8.29	34.58	[2]	1.15	1.15	(0.54)	55	200
12-31-2008	10.33	(0.02)[1]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[2]		1.19	1.19	(0.28)	31	191	[3]
12-31-2007	11.53	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[2,4]	1.18	1.17	(0.20)	29	104
Series II
12-31-2011	9.98	(0.08)[1]	(0.62)	(0.70)	—	(0.25)	—	(0.25)	9.03	(7.01)[2]		1.36	1.35	(0.82)	32	136
12-31-2010	8.20	(0.08)[1]	1.86	1.78	—	—	—	—	9.98	21.71	[2]	1.35	1.35	(0.89)	36	139
12-31-2009	6.10	(0.05)[1]	2.15	2.10	—	—	—	—	8.20	34.43	[2]	1.35	1.35	(0.74)	33	200
12-31-2008	10.25	(0.04)[1]	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[2]		1.39	1.39	(0.47)	27	191	[3]
12-31-2007	11.48	(0.05)[1]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[2,4]	1.38	1.37	(0.41)	40	104
Series NAV
12-31-2011	10.15	(0.06)[1]	(0.63)	(0.69)	—	(0.25)	—	(0.25)	9.21	(6.79)[2]		1.11	1.10	(0.58)	266	136
12-31-2010	8.31	(0.06)[1]	1.90	1.84	—	—	—	—	10.15	22.14	[2]	1.10	1.10	(0.64)	291	139
12-31-2009	6.18	(0.03)[1]	2.16	2.13	—	—	—	—	8.31	34.47	[2]	1.10	1.10	(0.49)	276	200
12-31-2008	10.34	(0.02)[1]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[2]		1.14	1.14	(0.23)	181	191	[3]
12-31-2007	11.54	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[2,4]	1.13	1.12	(0.16)	245	104

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for all Series. The total returns excluding the payments from affiliates were 13.99%, 13.77% and 13.98% for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Small Cap Index Trust
Series I
12-31-2011	14.01	0.11	[1]	(0.75)	(0.64)	(0.16)	(0.06)	—	(0.22)	13.15	(4.50)[2]	0.55	0.55	0.79	194	17
12-31-2010	11.14	0.12	[1]	2.81	2.93	(0.06)	—	—	(0.06)	14.01	26.36 [2]	0.55	0.55	0.96	219	15
12-31-2009	9.16	0.11	[1]	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14	26.65 [2]	0.56	0.56	1.19	165	32
12-31-2008	14.19	0.16	[1]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16	(33.71)[2]	0.58	0.58	1.33	135	41
12-31-2007	16.97	0.18	[1]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19	(2.16)[2]	0.56	0.56	1.07	209	15
Series II
12-31-2011	13.97	0.08	[1]	(0.74)	(0.66)	(0.13)	(0.06)	—	(0.19)	13.12	(4.64)[2]	0.75	0.75	0.58	60	17
12-31-2010	11.11	0.09	[1]	2.81	2.90	(0.04)	—	—	(0.04)	13.97	26.10 [2]	0.75	0.75	0.74	73	15
12-31-2009	9.14	0.09	[1]	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11	26.34 [2]	0.76	0.76	0.99	67	32
12-31-2008	14.14	0.13	[1]	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14	(33.83)[2]	0.78	0.78	1.11	59	41
12-31-2007	16.89	0.15	[1]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14	(2.35)[2]	0.76	0.76	0.95	108	15
Series NAV
12-31-2011	14.01	0.12	[1]	(0.74)	(0.62)	(0.17)	(0.06)	—	(0.23)	13.16	(4.38)[2]	0.50	0.50	0.84	430	17
12-31-2010	11.14	0.12	[1]	2.82	2.94	(0.07)	—	—	(0.07)	14.01	26.42 [2]	0.50	0.50	0.99	481	15
12-31-2009	9.16	0.12	[1]	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14	26.71 [2]	0.51	0.51	1.23	456	32
12-31-2008	14.20	0.17	[1]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16	(33.70)[2]	0.53	0.53	1.44	93	41
12-31-2007	16.98	0.17	[1]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[2]	0.51	0.51	1.03	84	15

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Small Cap Opportunities Trust
Series I
12-31-2011	19.58	—	[1,2]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)[3]	1.10	1.01	(0.02)	32	36
12-31-2010	15.10	0.02	[1]	4.46	4.48	—	—	—	—	19.58	29.67 [3]	1.10	1.02	0.11	45	37
12-31-2009	11.28	(0.01)[1]		3.83	3.82	—	—	—	—	15.10	33.87 [3]	1.27	1.19	(0.08)	36	54
12-31-2008	20.65	0.17	[1]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)[3]	1.11	1.11	1.03	33	107
12-31-2007	24.40	0.30	[1]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[3,4]	1.08	1.08	1.23	73	41
Series II
12-31-2011	19.44	(0.04)[1]		(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78	(3.32)[3]	1.30	1.21	(0.21)	33	36
12-31-2010	15.03	(0.01)[1]		4.42	4.41	—	—	—	—	19.44	29.34 [3]	1.30	1.22	(0.08)	40	37
12-31-2009	11.25	(0.04)[1]		3.82	3.78	—	—	—	—	15.03	33.60 [3]	1.47	1.39	(0.28)	31	54
12-31-2008	20.57	0.14	[1]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)[3]	1.31	1.31	0.83	26	107
12-31-2007	24.26	0.25	[1]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[3,4]	1.28	1.28	1.05	54	41
Series NAV
12-31-2011	19.47	0.01	[1]	(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84	(3.12)[3]	1.05	0.96	0.04	88	36
12-31-2010	15.01	0.03	[1]	4.43	4.46	—	—	—	—	19.47	29.71 [3]	1.05	0.97	0.16	98	37
12-31-2009	11.20	—	[1,5]	3.81	3.81	—	—	—	—	15.01	34.02 [3]	1.22	1.14	— [6]	86	54
12-31-2008	20.53	0.17	[1]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)[3]	1.06	1.06	1.04	86	107
12-31-2007	24.28	0.32	[1]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[3,4]	1.03	1.03	1.34	243	41

1Based on the average daily shares outstanding.
2Less than ($0.005) per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01, $0.02 and $0.01 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was (7.70%), (7.89%) and (7.65%) for Series I, Series II and Series NAV, respectively.
5Less than $0.005 per share.
6Less than 0.005%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Cap Value Trust
Series I
12-31-2011	18.89	0.10	[1]	0.11	0.21	(0.16)	—	—	(0.16)	18.94	1.15	[2]	1.14	1.14	0.53	229	20
12-31-2010	15.04	0.15	[1]	3.76	3.91	(0.06)	—	—	(0.06)	18.89	26.04	[2]	1.15	1.15	0.92	217	23
12-31-2009	11.76	0.09	[1]	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	[2]	1.16	1.16	0.73	137	29
12-31-2008	16.20	0.16	[1]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[2]		1.17	1.17	1.08	96	42
12-31-2007	20.58	0.18	[1]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[2]		1.16	1.16	0.92	117	46	[3]
Series II
12-31-2011	18.85	0.06	[1]	0.10	0.16	(0.12)	—	—	(0.12)	18.89	0.90	[2]	1.34	1.34	0.32	46	20
12-31-2010	15.00	0.11	[1]	3.77	3.88	(0.03)	—	—	(0.03)	18.85	25.86	[2]	1.35	1.35	0.65	53	23
12-31-2009	11.73	0.06	[1]	3.26	3.32	(0.05)	—	—	(0.05)	15.00	28.39	[2]	1.36	1.36	0.51	40	29
12-31-2008	16.16	0.13	[1]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)[2]		1.37	1.37	0.87	48	42
12-31-2007	20.50	0.12	[1]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[2]		1.36	1.36	0.63	69	46	[3]
Series NAV
12-31-2011	18.86	0.11	[1]	0.10	0.21	(0.17)	—	—	(0.17)	18.90	1.15	[2]	1.09	1.09	0.58	306	20
12-31-2010	15.01	0.15	[1]	3.77	3.92	(0.07)	—	—	(0.07)	18.86	26.15	[2]	1.10	1.10	0.91	313	23
12-31-2009	11.73	0.10	[1]	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79	[2]	1.11	1.11	0.77	287	29
12-31-2008	16.18	0.16	[1]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[2]		1.12	1.12	1.10	134	42
12-31-2007	20.57	0.17	[1]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[2]		1.11	1.11	0.87	237	46	[3]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses	Expenses
	Net asset	Net	unrealized	Total from					Net asset			before	including		Net
	value,	investment	gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Small Company Growth Trust
Series NAV
12-31-2011	15.78	(0.07)[1]	(0.21)[2]	(0.28)	—	—	—	—	15.50	(1.77)[3]		1.08	1.08	(0.42)	101	39
12-31-2010	12.48	(0.06)[1]	3.36	3.30	—	—	—	—	15.78	26.44	[3]	1.10	1.10	(0.44)	108	34
12-31-2009	9.54	(0.02)[1,4]	2.96	2.94	—	—	—	—	12.48	30.82	[3]	1.13	1.13	(0.21)[4]	103	49
12-31-2008	15.81	(0.05)[1]	(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)[3]		1.13	1.13	(0.41)	138	40
12-31-2007	15.11	(0.09)[1]	1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[3]	1.08	1.08	(0.57)	268	37

1Based on the average daily shares outstanding.
2The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.02 and 0.23%, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset		before	including		Net
	value,	investment		gain (loss)	investment	From net				value,		reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Small Company Value Trust
Series I
12-31-2011	17.07	0.06	[1]	(0.22)	(0.16)	(0.10)	—	—	(0.10)	16.81	(0.93)[2]	1.13	1.07	0.38	85	6
12-31-2010	14.26	0.09	[1]	2.93	3.02	(0.21)	—	—	(0.21)	17.07	21.36 [2]	1.13	1.07	0.60	105	9
12-31-2009	12.97	0.08	[1]	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69 [2]	1.13	1.08	0.63	109	11	[3]
12-31-2008	18.24	0.08	[1]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[2]	1.13	1.08	0.48	108	30
12-31-2007	21.89	0.05	[1]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[2,4]	1.11	1.06	0.23	200	18
Series II
12-31-2011	16.93	0.03	[1]	(0.24)	(0.21)	(0.06)	—	—	(0.06)	16.66	(1.20)[2]	1.33	1.27	0.18	78	6
12-31-2010	14.14	0.06	[1]	2.91	2.97	(0.18)	—	—	(0.18)	16.93	21.15 [2]	1.33	1.27	0.41	93	9
12-31-2009	12.88	0.05	[1]	2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48 [2]	1.33	1.28	0.43	91	11	[3]
12-31-2008	18.11	0.05	[1]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[2]	1.33	1.28	0.28	82	30
12-31-2007	21.76	0.01	[1]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[2,4]	1.31	1.26	0.03	145	18
Series NAV
12-31-2011	17.03	0.08	[1]	(0.24)	(0.16)	(0.11)	—	—	(0.11)	16.76	(0.94)[2]	1.08	1.02	0.44	203	6
12-31-2010	14.23	0.10	[1]	2.92	3.02	(0.22)	—	—	(0.22)	17.03	21.39 [2]	1.08	1.02	0.66	215	9
12-31-2009	12.94	0.08	[1]	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82 [2]	1.08	1.03	0.68	205	11	[3]
12-31-2008	18.21	0.09	[1]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[2]	1.08	1.03	0.58	283	30
12-31-2007	21.86	0.07	[1]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[2,4]	1.06	1.01	0.35	294	18

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: less than $0.005 for Series I, Series II and Series NAV. The total returns excluding the payments from affiliates were (1.20%), (1.35%) and (1.14%) for Series I, Series II and Series NAV, respectively.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
			Net real-
			ized and									Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset			before		including			Net
	value,	investment	gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Smaller Company Growth Trust
Series I
12-31-2011	17.59	(0.10)[1]	(1.15)	(1.25)	—	—	—	—	16.34	(7.11)[2]		1.17		1.05		(0.57)	78	89
12-31-2010	14.30	(0.08)[1]	3.61	3.53	—	(0.24)	—	(0.24)	17.59	25.04	[2]	1.16		1.04		(0.53)	101	79
12-31-2009[3]	13.59	— [1,4]	0.71	0.71	—	—	—	—	14.30	5.22	[2,5]	1.12	[6]	1.01	[6]	(0.26)[6]	95	95	[7]
Series II
12-31-2011	17.55	(0.13)[1]	(1.15)	(1.28)	—	—	—	—	16.27	(7.29)[2]		1.37		1.25		(0.77)	20	89
12-31-2010	14.29	(0.11)[1]	3.61	3.50	—	(0.24)	—	(0.24)	17.55	24.85	[2]	1.36		1.24		(0.72)	26	79
12-31-2009[3]	13.59	(0.01)[1]	0.71	0.70	—	—	—	—	14.29	5.15	[2,5]	1.32	[6]	1.21	[6]	(0.46)[6]	24	95	[7]
Series NAV
12-31-2011	17.60	(0.09)[1]	(1.15)	(1.24)	—	—	—	—	16.36	(7.05)[2]		1.13		1.00		(0.52)	113	89
12-31-2010	14.30	(0.07)[1]	3.61	3.54	—	(0.24)	—	(0.24)	17.60	25.12	[2]	1.11		0.99		(0.48)	123	79
12-31-2009	10.61	(0.06)[1]	3.75	3.69	—	—	—	—	14.30	34.78	[2]	1.34		1.23		(0.51)	114	95	[7]
12-31-2008[3]	12.50	(0.01)[1]	(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[2,5]		1.30	[6]	1.18	[6]	(0.30)[6]	93	16

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively.
4Less than ($0.005) per share.
5Not annualized.
6Annualized.
7Excludes merger activity.

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions						Ratios to average net assets
Net real-
			ized and								Expenses		Expenses
	Net asset	Net	unrealized	Total from					Net asset		before		including			Net
	value,	investment	gain (loss)	investment	From net				value,		reductions		reductions		Net	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)	(in millions)	(%)
Strategic Allocation Trust
Series NAV
12-31-2011[1]	12.50	(0.03)[2]	(1.30)	(1.33)	(0.01)	—	—	(0.01)	11.16	(10.67)[3,4]	1.09	[5]	0.75	[5]	(0.34)[5]	57	38

1The inception date for Series NAV shares is 4-28-11.
2Based on the average daily shares outstanding.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Not annualized.
5Annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Income Opportunities Trust
Series I
12-31-2011	14.00	0.97	[1]	(0.70)	0.27	(1.52)	—	—	(1.52)	12.75	2.02	[2]	0.78		0.78		6.87		318	50
12-31-2010	13.31	1.16	[1]	0.92	2.08	(1.39)	—	—	(1.39)	14.00	15.89	[2]	0.82		0.82		8.25		307	68	[3]
12-31-2009	11.20	0.95	[1]	1.97	2.92	(0.81)	—	—	(0.81)	13.31	26.66	[2]	0.85	[4]	0.85	[4]	7.67	[4]	28	87
12-31-2008	13.73	0.81	[1]	(1.96)	(1.15)	(1.38)	—	—	(1.38)	11.20	(8.61)[2]		0.82		0.81		6.17		16	40
12-31-2007	13.24	0.77	[1]	0.01	0.78	(0.29)	—	—	(0.29)	13.73	5.87	[2]	0.83		0.83		5.62		14	80
Series II
12-31-2011	14.02	0.94	[1]	(0.69)	0.25	(1.49)	—	—	(1.49)	12.78	1.89	[2]	0.98		0.98		6.67		75	50
12-31-2010	13.33	1.16	[1]	0.89	2.05	(1.36)	—	—	(1.36)	14.02	15.61	[2]	1.02		1.02		8.01		91	68	[3]
12-31-2009	11.22	0.92	[1]	1.98	2.90	(0.79)	—	—	(0.79)	13.33	26.34	[2]	1.05	[4]	1.05	[4]	7.43	[4]	14	87
12-31-2008	13.74	0.78	[1]	(1.95)	(1.17)	(1.35)	—	—	(1.35)	11.22	(8.76)[2]		1.02		1.01		5.89		10	40
12-31-2007	13.27	0.73	[1]	— [5]	0.73	(0.26)	—	—	(0.26)	13.74	5.54	[2]	1.03		1.03		5.37		17	80
Series NAV
12-31-2011	13.97	0.97	[1]	(0.69)	0.28	(1.53)	—	—	(1.53)	12.72	2.08	[2]	0.73		0.73		6.91		26	50
12-31-2010	13.29	1.18	[1]	0.90	2.08	(1.40)	—	—	(1.40)	13.97	15.90	[2]	0.77		0.77		8.36		23	68	[3]
12-31-2009	11.18	0.94	[1]	1.99	2.93	(0.82)	—	—	(0.82)	13.29	26.77	[2]	0.80	[4]	0.80	[4]	7.64	[4]	504	87
12-31-2008	13.71	0.82	[1]	(1.96)	(1.14)	(1.39)	—	—	(1.39)	11.18	(8.57)[2]		0.77		0.76		6.23		518	40
12-31-2007	13.23	0.77	[1]	— [5]	0.77	(0.29)	—	—	(0.29)	13.71	5.84	[2]	0.78		0.78		5.65		463	80

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Excludes merger activity.
4Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense decreased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%.
5Less than $0.005 per share.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Bond Market Trust A
Series I
12-31-2011	13.78	0.42	[1]	0.55	0.97	(0.48)	—	—	(0.48)	14.27	7.06	[2]	0.54		0.54		2.97		95	21
12-31-2010	13.44	0.45	[1]	0.32	0.77	(0.43)	—	—	(0.43)	13.78	5.78	[2]	0.55		0.54		3.19		75	9
12-31-2009	13.36	0.48	[1]	0.11	0.59	(0.37)	(0.14)	—	(0.51)	13.44	4.43	[2]	0.55		0.55		3.58		61	39
12-31-2008	12.85	0.57	[1]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[2]	0.57		0.57		4.37		37	139
12-31-2007	12.55	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[2]	0.57		0.56		4.72		64	91
Series II
12-31-2011	13.82	0.39	[1]	0.55	0.94	(0.45)	—	—	(0.45)	14.31	6.84	[2]	0.74		0.74		2.77		129	21
12-31-2010	13.47	0.39	[1]	0.36	0.75	(0.40)	—	—	(0.40)	13.82	5.60	[2]	0.75		0.74		2.82		42	9
12-31-2009	13.39	0.46	[1]	0.10	0.56	(0.34)	(0.14)	—	(0.48)	13.47	4.21	[2]	0.75		0.75		3.39		1	39
12-31-2008	12.89	0.53	[1]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[2]	0.77		0.77		4.04		1	139
12-31-2007[3]	12.79	0.37	[1]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[2,4]	0.76	[5]	0.76	[5]	4.34	[5]	1	91
Series NAV
12-31-2011	13.80	0.43	[1]	0.56	0.99	(0.49)	—	—	(0.49)	14.30	7.18	[2]	0.49		0.49		3.03		1,347	21
12-31-2010	13.46	0.45	[1]	0.33	0.78	(0.44)	—	—	(0.44)	13.80	5.83	[2]	0.50		0.49		3.24		1,357	9
12-31-2009	13.38	0.49	[1]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[2]	0.50		0.50		3.63		1,029	39
12-31-2008	12.87	0.53	[1]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[2]	0.52		0.52		4.04		651	139
12-31-2007	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2]	0.52		0.51		4.76		102	91

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3The inception date for Series II is 5-3-07.
4Not annualized.
5Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Total Bond Market Trust B
Series NAV
12-31-2011	10.15	0.40	[1]	0.37	0.77	(0.46)	—	—	(0.46)	10.46	7.60	[2]	0.53	0.25	3.87	162	21
12-31-2010	9.97	0.41	[1]	0.24	0.65	(0.47)	—	—	(0.47)	10.15	6.50	[2]	0.52	0.25	3.97	165	26
12-31-2009	9.87	0.47	[1]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[2]	0.52	0.25	4.64	158	29
12-31-2008	9.83	0.50	[1]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[2]	0.54	0.26	5.07	162	68
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[2]	0.53	0.25	5.13	169	38

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Total Return Trust
Series I
12-31-2011	14.46	0.28	[1]	0.27	0.55	(0.63)	(0.57)	—	(1.20)	13.81	3.84	[2]	0.78		0.78		1.97	284	280
12-31-2010	13.99	0.28	[1]	0.79	1.07	(0.35)	(0.25)	—	(0.60)	14.46	7.72	[2]	0.77		0.77		1.94	329	545
12-31-2009	13.47	0.49	[1]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	[2]	0.77		0.77		3.52	348	244
12-31-2008	13.92	0.57	[1]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[2]	0.80		0.79		4.10	327	145
12-31-2007	13.83	0.64	[1]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[2]	0.81	[3,4]	0.81	[3,4]	4.67	339	196
Series II
12-31-2011	14.44	0.25	[1]	0.28	0.53	(0.60)	(0.57)	—	(1.17)	13.80	3.71	[2]	0.98		0.98		1.76	291	280
12-31-2010	13.97	0.25	[1]	0.79	1.04	(0.32)	(0.25)	—	(0.57)	14.44	7.48	[2]	0.97		0.97		1.74	345	545
12-31-2009	13.46	0.45	[1]	1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	[2]	0.97		0.97		3.30	344	244
12-31-2008	13.90	0.54	[1]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[2]	1.00		0.99		3.90	264	145
12-31-2007	13.79	0.61	[1]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[2]	1.01	[3,4]	1.01	[3,4]	4.47	236	196
Series NAV
12-31-2011	14.41	0.29	[1]	0.27	0.56	(0.64)	(0.57)	—	(1.21)	13.76	3.90	[2]	0.73		0.73		2.01	2,845	280
12-31-2010	13.94	0.29	[1]	0.79	1.08	(0.36)	(0.25)	—	(0.61)	14.41	7.81	[2]	0.72		0.72		1.99	3,032	545
12-31-2009	13.43	0.48	[1]	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	[2]	0.72		0.72		3.47	2,582	244
12-31-2008	13.88	0.57	[1]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[2]	0.75		0.74		4.15	1,522	145
12-31-2007	13.80	0.64	[1]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[2]	0.76	[3,4]	0.76	[3,4]	4.73	1,704	196

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.
4Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Total Stock Market Index Trust
Series I
12-31-2011	11.71	0.19	[1]	(0.16)	0.03	(0.15)	—	—	(0.15)	11.59	0.28	[2]	0.57	0.57	1.62	261	2
12-31-2010	10.12	0.15	[1]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.20	[2]	0.57	0.57	1.41	268	5
12-31-2009	7.97	0.14	[1]	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87	[2]	0.57	0.57	1.66	233	9
12-31-2008	12.98	0.17	[1]	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)[2]		0.58	0.58	1.59	182	5
12-31-2007	13.13	0.18	[1]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[2]	0.57	0.56	1.33	263	11
Series II
12-31-2011	11.68	0.17	[1]	(0.15)	0.02	(0.13)	—	—	(0.13)	11.57	0.16	[2]	0.77	0.77	1.41	40	2
12-31-2010	10.10	0.13	[1]	1.57	1.70	(0.12)	—	—	(0.12)	11.68	16.89	[2]	0.77	0.77	1.20	48	5
12-31-2009	7.96	0.13	[1]	2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52	[2]	0.77	0.77	1.47	50	9
12-31-2008	12.94	0.14	[1]	(4.95)	(4.81)	(0.15)	(0.02)	—	(0.17)	7.96	(37.29)[2]		0.78	0.78	1.36	44	5
12-31-2007	13.07	0.16	[1]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[2]	0.77	0.76	1.15	86	11
Series NAV
12-31-2011	11.71	0.20	[1]	(0.16)	0.04	(0.16)	—	—	(0.16)	11.59	0.33	[2]	0.52	0.52	1.66	62	2
12-31-2010	10.12	0.15	[1]	1.59	1.74	(0.15)	—	—	(0.15)	11.71	17.26	[2]	0.52	0.52	1.45	73	5
12-31-2009	7.97	0.15	[1]	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93	[2]	0.52	0.52	1.72	72	9
12-31-2008	12.98	0.17	[1]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[2]		0.53	0.53	1.61	68	5
12-31-2007	13.14	0.19	[1]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[2]	0.52	0.51	1.37	137	11

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
				Net real-
				ized and								Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset		before		including				Net
	value,	investment		gain (loss)	investment	From net				value,		reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Ultra Short Term Bond Trust
Series I
12-31-2011	12.36	0.06	[1]	(0.05)	0.01	(0.17)	—	—	(0.17)	12.20	0.12 [2]	0.69		0.72	[3]	0.49		3	171
12-31-2010[4]	12.50	0.03	[1]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.16)[2,5]	0.88	[6]	0.75	[6]	0.60	[6]	2	56
Series II
12-31-2011	12.36	0.04	[1]	(0.05)	(0.01)	(0.15)	—	—	(0.15)	12.20	(0.08)[2]	0.89		0.92	[3]	0.29		131	171
12-31-2010[4]	12.50	0.02	[1]	(0.05)	(0.03)	(0.11)	—	—	(0.11)	12.36	(0.24)[2,5]	1.08	[6]	0.95	[6]	0.44	[6]	59	56
Series NAV
12-31-2011	12.36	0.06	[1]	(0.05)	0.01	(0.18)	—	—	(0.18)	12.19	0.09 [2]	0.64		0.67	[3]	0.53		3	171
12-31-2010[4]	12.50	0.03	[1]	(0.05)	(0.02)	(0.12)	—	—	(0.12)	12.36	(0.13)[2,5]	0.83	[6]	0.70	[6]	0.63	[6]	1	56

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Includes the impact of expense recapture which amounted to 0.03% of average net assets.
4The inception date for Series I, Series II and Series NAV shares is 7-29-10.
5Not annualized.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

6Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
U.S. Equity Trust (formerly U.S. Multi Sector Trust)
Series NAV
12-31-2011	11.89	0.19	[1]	0.77	0.96	(0.20)	—	—	(0.20)	12.65	8.13	[2]	0.79	0.79	1.55	772	35
12-31-2010	11.18	0.15	[1]	0.73	0.88	(0.17)	—	—	(0.17)	11.89	7.92	[2]	0.79	0.79	1.34	809	66
12-31-2009	9.45	0.16	[1]	1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94	[2]	0.80	0.80	1.61	968	33
12-31-2008	13.38	0.16	[1]	(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)[2]		0.81	0.80	1.34	507	77
12-31-2007	14.00	0.18	[1]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[2]	0.80	0.79	1.24	1,702	65

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)		(in millions)	(%)
Utilities Trust
Series I
12-31-2011	11.62	0.46	[1]	0.30	0.76	(0.46)	—	—	(0.46)	11.92	6.65	[2]	0.97	0.97	3.77		128	51
12-31-2010	10.42	0.36	[1]	1.10	1.46	(0.26)	—	—	(0.26)	11.62	14.03	[2]	0.95	0.95	3.39		116	56
12-31-2009	8.16	0.35	[1,3]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64	[2]	0.95	0.95	3.94	[3]	114	70
12-31-2008	14.34	0.30	[1]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[2]		1.02	1.02	2.49		94	68
12-31-2007	14.66	0.32	[1]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[2,4]	1.02	1.01	2.07		188	92
Series II
12-31-2011	11.53	0.43	[1]	0.32	0.75	(0.44)	—	—	(0.44)	11.84	6.58	[2]	1.17	1.17	3.59		30	51
12-31-2010	10.35	0.34	[1]	1.08	1.42	(0.24)	—	—	(0.24)	11.53	13.73	[2]	1.15	1.15	3.19		32	56
12-31-2009	8.11	0.33	[1,3]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34	[2]	1.15	1.15	3.75	[3]	34	70
12-31-2008	14.23	0.27	[1]	(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)[2]		1.22	1.22	2.23		30	68
12-31-2007	14.56	0.29	[1]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[2,4]	1.22	1.21	1.86		74	92
Series NAV
12-31-2011	11.60	0.46	[1]	0.32	0.78	(0.47)	—	—	(0.47)	11.91	6.80	[2]	0.92	0.92	3.82		36	51
12-31-2010	10.41	0.37	[1]	1.09	1.46	(0.27)	—	—	(0.27)	11.60	14.00	[2]	0.90	0.90	3.49		29	56
12-31-2009	8.16	0.36	[1,3]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58	[2]	0.90	0.90	4.03	[3]	21	70
12-31-2008	14.32	0.31	[1]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[2]		0.97	0.97	2.62		15	68
12-31-2007	14.65	0.32	[1]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[2,4]	0.97	0.96	2.04		25	92

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to $0.13, $0.12 and $0.13 for Series I, Series II and Series NAV. The percentage of average net assets was 1.41% for all Series.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.01 for Series I and less than $0.005 for Series II and Series NAV. The total returns excluding the payment from affiliates was 27.31%, 27.10% and 27.43% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Value Trust
Series I
12-31-2011	16.61	0.16	[1]	— [2]	0.16	(0.19)	—	—	(0.19)	16.58	0.98	[3]	0.83	0.83	0.93	197	28
12-31-2010	13.72	0.14	[1]	2.90	3.04	(0.15)	—	—	(0.15)	16.61	22.22	[3]	0.83	0.83	0.94	218	43
12-31-2009	9.84	0.14	[1]	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18	[3]	0.84	0.84	1.29	191	70
12-31-2008	17.36	0.16	[1]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[3]		0.85	0.85	1.09	133	50
12-31-2007	22.72	0.18	[1]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[3,4]	0.83	0.83	0.80	273	73
Series II
12-31-2011	16.56	0.12	[1]	0.01	0.13	(0.15)	—	—	(0.15)	16.54	0.84	[3]	1.03	1.03	0.73	30	28
12-31-2010	13.68	0.11	[1]	2.89	3.00	(0.12)	—	—	(0.12)	16.56	21.96	[3]	1.03	1.03	0.73	35	43
12-31-2009	9.82	0.12	[1]	3.87	3.99	(0.13)	—	—	(0.13)	13.68	40.79	[3]	1.04	1.04	1.10	32	70
12-31-2008	17.29	0.13	[1]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[3]		1.05	1.05	0.88	27	50
12-31-2007	22.62	0.13	[1]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[3,4]	1.03	1.03	0.60	56	73
Series NAV
12-31-2011	16.59	0.16	[1]	0.01	0.17	(0.20)	—	—	(0.20)	16.56	1.03	[3]	0.78	0.78	0.98	18	28
12-31-2010	13.70	0.14	[1]	2.91	3.05	(0.16)	—	—	(0.16)	16.59	22.31	[3]	0.78	0.78	0.98	22	43
12-31-2009	9.83	0.15	[1]	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19	[3]	0.79	0.79	1.33	17	70
12-31-2008	17.35	0.17	[1]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[3]		0.80	0.80	1.20	9	50
12-31-2007	22.72	0.19	[1]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[3,4]	0.78	0.78	0.86	11	73

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts: $0.03, $0.03 and $0.02 for Series I, Series II and Series NAV, respectively. The total returns excluding the payment from affiliates was 8.03%, 7.82% and 8.14% for Series I, Series II and Series NAV, respectively.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses	Expenses
	Net asset	Net		unrealized	Total from					Net asset			before	including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions	reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts	and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured	recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(in millions)	(%)
Value & Restructuring Trust
Series NAV
12-31-2011	14.15	0.18	[1]	(1.56)	(1.38)	(0.24)	—	—	(0.24)	12.53	(9.75)[2]		0.86	0.86	1.27	213	44
12-31-2010	11.99	0.18	[1]	2.16	2.34	(0.18)	—	—	(0.18)	14.15	19.63	[2]	0.85	0.85	1.49	347	26
12-31-2009	8.42	0.15	[1]	3.60	3.75	(0.18)	—	—	(0.18)	11.99	44.86	[2]	0.86	0.86	1.54	298	22
12-31-2008	16.13	0.19	[1]	(7.74)	(7.55)	(0.16)	—	—	(0.16)	8.42	(46.81)[2]		0.87	0.87	1.43	284	23
12-31-2007	15.14	0.23	[1,3]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[2]	0.86	0.85	1.40	444	22

1Based on the average daily shares outstanding.

JOHN HANCOCK VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS

2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Portfolio which amounted to $0.07 and 0.42%, respectively.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the 500 Index Fund, a series of John Hancock Funds II (JHF II).)

500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

Active Bond Trust	0.600%	— at all asset levels.

All Cap Core Trust	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Core Fund, a series of JHF II.)

All Cap Value Trust	0.800%	— first $500 million;
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Value Fund, a series of JHF II.)

Alpha Opportunities Trust	1.025%	— first $250 million;
	1.000%	— next $250 million;
	0.975%	— next $500 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Alpha Opportunities Fund, a series of JHF II.)

Balanced Trust	0.840%	— first $250 million;
	0.810%	— next $250 million;
	0.800%	— next $500 million; and
	0.780%	— excess over $1 billion.

Blue Chip Growth Trust	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
		(Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Bond PS Series	0.650%	— first $500 million;
	0.600%	— next 1 billion;
	0.575%	— next 1 billion; and
	0.550%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Bond Trust and Bond PS Series.)

Fund	APR	Advisory Fee Breakpoint

Bond Trust	0.650%	— first $500 million;
	0.600%	— next $1 billion;
	0.575%	— next $1 billion;
	0.550%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Bond Trust and Bond PS Series.)

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Fund, a series of JHF II.)

Capital Appreciation Value Trust		If net assets are less than $500 million, the following fee schedule shall apply:
	0.950%	— first $250 million;
	0.850%	— excess over $250 million.
If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:
	0.850%	— first $1 billion;
	0.800%	— excess $1 billion.
If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:
	0.850%	— first $500 million;
	0.800%	— excess over $500 million.
If net assets equal or exceed $3 billion, the following fee schedule shall apply:
	0.800%	— all asset levels.

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Core Allocation Plus Fund, a series of JHF II.)

Core Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Core Balanced Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Balanced Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Bond Trust	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the fund and the Core Bond Fund, a series of JHF II.)

Core Disciplined Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Core Fundamental Holdings Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) * and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Global Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) * and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund. *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Currency Strategies Trust	0.950%	— first $250 million;
	0.900%	— next $250 million; and
	0.850%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Currency Strategies Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Disciplined Diversification Trust	0.800%	— first $100 million;
	0.700%	— next $900 million; and
	0.650%	— excess over $1 billion

Emerging Markets Value Trust	1.000%	— first $100 million; and
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Emerging Markets Fund, a series of JHF II.)

Equity-Income Trust	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
		(Aggregate Net Assets include the net assets of the fund and the Equity-Income Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Financial Services Trust	0.800%	— first $50 million;
	0.775%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Financial Services Fund, a series of JHF II.)

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
		(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
		(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fundamental All Cap Core Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the fund and Fundamental All Cap Core Fund, a series of JHF II.)

Fundamental Holdings Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the Fundamental Holdings Trust and the Global Diversification Trust, each a series of JHVIT and the Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of JHF II.)

Fundamental Large Cap Value Trust	0.700%	— first $500 million;
	0.650%	— next $500 million; and
	0.600%	— excess over $1 billion. (Aggregate Net Assets include the assets of the fund and Fundamental Large Cap Value Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Fundamental Value Trust	0.800%	— first $50 million;
	0.775%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Fundamental Value Fund, a series of JHF II)

Global Trust	0.850%	— first $1 billion; and
0.800%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the fund, the Income Trust, Mutual Shares Trust, and International Value Trust, each a series of JHVIT, and Global Fund, Income Fund, Mutual Shares Fund, International Small Cap Fund and International Value Fund, each a series of JHF II.)

Global Bond Trust	0.700%	— at all asset levels.

Global Diversification Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the Fundamental Holdings Trust and the Global Diversification Trust , each a series of JHVIT and the Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of John Hancock Funds II.)

Growth Equity Trust	0.750%	— first $3 billion;
	0.725%	— next $3 billion; and
	0.700%	— excess over $6 billion (Aggregate Net Assets include the net assets of the fund and the Rainier Growth Fund, a series of John Hancock Funds III.)

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million (Aggregate Net Assets include the net assets of the fund and the Health Science Fund, a series of JHF II.)

Heritage Trust
	0.850%	— first $400 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Heritage Fund, a series of JHF II.)

High Yield Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II.)

Income Trust	1.075%	— first $50 million;
	0.915%	— next $150 million;
	0.825%	— next $300 million; and
0.800%	— excess over $500 million.*
		(Aggregate Net Assets include the net assets of the fund, the International Value Trust, the Mutual Shares Trust, and the Global Trust, each a series of JHVIT, and the Income Fund, the International Small Cap Fund, the International Value Fund, the Global Fund, and the Mutual Shares Fund, each a series of JHF II.) *When Aggregate Net Assets exceed $500 million, the advisory fee is 0.800% on all net assets of the Income Trust.

Fund	APR	Advisory Fee Breakpoint

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million;
	0.880%	— next $1 billion;
	0.850%	— next $1 billion;
	0.825%	— next $1 billion; and
	0.800%	— excess over $4 billion. (Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF III.)

International Equity Index Trust A	0.550%	— first $100 million; and
	0.530%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the International Equity Index Fund, a series of JHF II.)

International Equity Index Trust B	0.550%	— first $100 million; and
	0.530%	— excess over $100 million.

International Growth Stock Trust	0.850%	— first $250 million;
	0.800%	— next $500 million; and
	0.750%	— excess over $750 million. (Aggregate Net Assets include the net assets of the fund and the International Growth Stock Fund, a series of JHF II.)

International Index Trust	0.490%	— first $500 million; and
	0.475%	— excess over $500 million.

International Opportunities Trust	0.900%	— first $750 million;
	0.850%	— next $750 million; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund and the International Opportunities Fund, a series of JHF II.)

International Small Company Trust	0.950%	— at all asset levels.

International Value Trust	0.950%	— first $150 million;
	0.850%	— next $150 million; and
0.800%	— excess over $300 million.*
		(Aggregate Net Assets include the net assets of the fund, Income Trust, Mutual Shares Trust and the Global Trust, a series of JHVIT; and Income Fund, Mutual Shares Fund, the International Value Fund, the International Small Cap Fund and the Global Fund, each a series of JHF II.) *When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II.)

Large Cap Trust	0.780%	— first $250 million;
	0.730%	— next $250 million;
	0.680%	— next $250 million; and
	0.650%	— excess over $750 million. (Aggregate Net Assets include the net assets of the fund and the Large Cap Fund, a series of JHF II.)

The JHVIT Lifecycle Trusts: Lifecycle 2010 Trust

Lifecycle 2015 Trust

Lifecycle 2020 Trust

Fund	APR	Advisory Fee Breakpoint

Lifecycle 2025 Trust

Lifecycle 2030 Trust

Lifecycle 2035 Trust

Lifecycle 2040 Trust

Lifecycle 2045 Trust

Lifecycle 2050 Trust
The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifecycle Trusts and Lifecycle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.060%	— first $7.5 billion; and
	0.050%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHVIT Lifecycle Trusts and the Lifecycle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.510%	— first $7.5 billion; and
	0.500%	— excess over $7.5 billion.

Lifestyle Balanced PS Series

Lifestyle Conservative PS Series

Lifestyle Growth PS Series

Lifestyle Moderate PS Series (Collectively, the “JHVIT Lifestyle PS Series”)
The advisory fees has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, or JHF III (“Affiliated Funds”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle PS Series determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHVIT Lifestyle PS Series determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Fund	APR	Advisory Fee Breakpoint

Lifestyle Growth Trust

Lifestyle Moderate Trust (Collectively, the “JHVIT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”) * and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). *The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHVIT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.

Mid Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Index Fund, a series of JHF II.)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II.)

Mid Cap Value Equity Trust	0.875%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Value Equity Fund, a series of JHF II.)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million. (Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II.)

Money Market Trust B	0.500%	— first $500 million; and
	0.470%	— excess over $500 million.

Money Market Trust	0.500%	— first $500 million; and
	0.470%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II.)

Mutual Shares Trust	0.960%	— first $1 billion; and
	0.940%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Mutual Shares Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Natural Resources Trust	1.000%	— first $1 billion;
	0.975%	— next $1 billion; and
	0.950%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Natural Resources Fund, a series of JHF II.)

New Income Trust	0.800%	— first $50 million*;
	0.750%	— next $50 million*#;
	0.675%	— next $150 million*;
	0.625%	— next $250 million*; and
	0.600%	— excess over $500 million*. *The annual rate of the advisory fee on all the net assets of the New Income Trust on any day shall not exceed 0.725%. * When net assets of the New Income Trust exceed $100 million on any day, the annual rate of the advisory fee for that day is 0.750% on the first $100 million of net assets of the New Income Trust.

Real Estate Securities Trust	0.700%	— at all asset levels.

Real Return Bond Trust	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Real Return Bond Fund, a series of JHF II.)

Science & Technology Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Science & Technology Fund, a series of JHF II.)

Short Term Government Income Trust	0.570%	— first $250 million; and
	0.550%	— excess over $250 million (Aggregate Net Assets include the net assets of the fund and the Short Term Government Income Fund, a series of JHF II.)

Small Cap Growth Trust	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II.)

Small Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Index Fund, a series of JHF II.)

Small Cap Opportunities Trust	1.000%	— first $500 million;
	0.950%	— next $500 million;
	0.900%	— next 1 billion; and
	0.850%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Fund, a series of JHF II .)

Small Cap Value Trust	1.100%	— first $100 million;
	1.050%	— next $500 million; and
	1.000%	— excess over $600 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Small Company Growth Trust	1.050%	— first $250 million; and
1.000%	— excess over $250 million.
		(Aggregate Net Assets include the net assets of the fund and Small Company Growth Fund a series of JHF II.) When the Aggregate Net Assets of the following funds exceed $1 billion, the applicable rate is 1.00% on all net assets of the fund: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust, Value Trust, each a series of the JHVIT; and Small Company Growth Fund, Small Cap Opportunities Fund, International Growth Stock Fund and Value Fund, each a series of JHF II.)

Small Company Value Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Company Value Fund, a series of JHF II.)

Smaller Company Growth Trust	1.100%	— first $125 million;
	1.050%	— next $250 million;
	1.000%	— next $625 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Smaller Company Growth Fund, a series of JHF II.)

Strategic Allocation Trust	0.550%	— All asset levels.

Strategic Income Opportunities Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Strategic Income Opportunities Fund, a series of JHF II.)

Total Bond Market Trust A	0.470%	— first $1.5 billion; and
0.460%	— excess over $1.5 billion.
		(Aggregate Net Assets include the assets of the following funds: Total Bond Market Trust A, Total Bond Market Trust B and Total Bond Market Fund, a series of John Hancock Funds II.)

Total Bond Market Trust B	0.470%	— first $1.5 billion; and
0.460%	— excess over $1.5 billion.
		(Aggregate Net Assets include the assets of the following funds: Total Bond Market Trust A, Total Bond Market Trust B and Total Bond Market Fund, a series of John Hancock Funds II.)

Total Return Trust		If PIMCO is the subadviser to the fund and if Relationship Net Assets* equal or exceed $3 billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
		If Relationship Net Assets* are less than $3 billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
		If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1billion of Total Return Net Assets **.
		*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHVIT and the JHF II that are subadvised by the PIMCO. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHVIT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund, each a series of JHF II.
		**The term Total Return Net Assets includes the net assets of the Total Return Trust, a series of JHVIT, and the Total Return Fund, a series of JHF II.

Fund	APR	Advisory Fee Breakpoint

Total Stock Market Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Total Stock Market Index Fund, a series of JHF II.)

Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million.

U.S. Equity Trust (formerly U.S. Multi Sector Fund)	0.780%	— first $500 million;
	0.760%	— next $500 million; and
	0.740%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the U.S. Equity Fund, a series of JHF II.)

Utilities Trust	0.825%	— first $600 million;
	0.800%	— next $300 million;
	0.775%	— next $600 million; and
	0.700%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund and the Utilities Fund, a series of JHF II.)

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II.)

Value & Restructuring Trust
	0.825%	— first $500 million;
	0.800%	— next $500 million; and
	0.775%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Value & Restructuring Fund, a series of JHF II.)

FOR MORE INFORMATION

The following documents are available, which offer further information on JHVIT:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHVIT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Variable Insurance Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.johnhancock.com

Or you may obtain these documents and other information

about the Funds from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146

STATEMENT OF ADDITIONAL INFORMATION
JOHN HANCOCK VARIABLE INSURANCE TRUST
(“JHVIT”)

Exchange Ticker Symbols
Fund	Series I	Series II	Series III
American Asset Allocation Trust	JAAOX	JAATX	JAAHX

American Blue Chip Income and Growth Trust	JEBIX	N/A	JACHX

American Global Growth Trust	N/A	JAOTX	JAOHX

American Global Small Capitalization Trust	N/A	JASTX	JASHX

American Growth Trust	JEGRX	N/A	JAGHX

American Growth-Income Trust	JEGFX	N/A	JARHX

American High-Income Bond Trust	N/A	N/A	N/A

American International Trust	JEILX	N/A	JAIHX

American New World Trust	JANOX	JANTX	JANHX
This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with JHVIT’s Prospectus dated April 30, 2012 relating to the following nine funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (each a “fund” and collectively the “JHVIT Feeder Funds” or the “funds”). JHVIT’s Prospectus may be obtained from JHVIT, 601 Congress Street, Boston, Massachusetts, 02210.
A separate SAI describes the other series of JHVIT.
The Annual Report dated December 31, 2011 of JHVIT is incorporated by reference into this SAI insofar as it relates to the funds listed above. The Annual Report is available upon request and without charge by calling (800) 344-1029.
The date of this SAI is April 30, 2012.

MASTER-FEEDER STRUCTURE	3
INVESTMENT POLICIES AND RESTRICTIONS	4
PORTFOLIO TURNOVER	7
MANAGEMENT OF JHVIT	7
INVESTMENT MANAGEMENT ARRANGEMENTS	17
DISTRIBUTOR; RULE 12B-1 PLANS OF THE FUNDS	17
PORTFOLIO BROKERAGE	18
PURCHASE AND REDEMPTION OF SHARES	18
DETERMINATION OF NAV OF THE MASTER FUND	19
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS	19
SHAREHOLDERS OF JHVIT	22
ORGANIZATION OF JHVIT	23
ADDITIONAL INFORMATION CONCERNING TAXES	24
LEGAL AND REGULATORY MATTERS	27
REPORTS TO SHAREHOLDERS	28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	28
CUSTODIAN	28
CODE OF ETHICS	28
PROXY VOTING POLICIES	28
APPENDIX I -DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS	29
APPENDIX II – PROXY VOTING POLICIES	35
APPENDIX II – LIST OF ENTITIES RECEIVING PORTFOLIO HOLDING INFORMATION	42

2

MASTER-FEEDER STRUCTURE
     Each fund described in this SAI operates as a “feeder fund,” which means that the fund does not buy investment securities directly. Instead, it invests in Class 1 shares of a “master fund,” which in turn purchases investment securities. Each JHVIT Feeder Fund (sometimes referred to herein as a “fund” or “portfolio”) has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series® (“AFIS”) (each a “Master Fund” and collectively the “Master Funds”). Each JHVIT Feeder Fund’s Master Fund is listed below:

JHVIT FEEDER FUND	MASTER FUND
American Asset Allocation Trust	Asset Allocation Fund
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund
American Global Growth Trust	Global Growth Fund
American Global Small Capitalization Trust	Global Small Capitalization Fund
American Growth Trust	Growth Fund
American Growth-Income Trust	Growth-Income Fund
American High-Income Bond Trust	High-Income Bond Fund
American International Trust	International Fund
American New World Trust	New World Fund®
A JHVIT Feeder Fund may withdraw its entire investment from a Master Fund at any time the Board of Trustees of JHVIT (the “Board”) decides it is in the best interest of the fund and its shareholders to do so.
The AFIS Board formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices, and discuss other matters affecting each Master Fund.
THE SAI FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS SAI.
SMALL OR UNSEASONED COMPANIES
•	Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and may have a small management group.

•	Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

•	Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio’s investments to decrease if it needs to sell such securities when there are few interested buyers.

•	Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

•	Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, the portfolio’s investment manager may not be aware of problems associated with the company issuing the security.

3

MEDIUM SIZE COMPANIES
•	Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
INVESTMENT POLICIES AND RESTRICTIONS
The investment policies and restrictions of each Master Fund are described in the statement of additional information for the Master Funds, which is delivered together with this SAI.
REPURCHASE AGREEMENTS
Each of the portfolios may invest in repurchase agreements. The following information supplements the information in the Prospectus regarding repurchase agreements.
Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
The portfolios shall engage in a repurchase agreement transactions only with those banks or broker/dealers that meet the portfolios quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:
•	Federal Reserve System member bank,

•	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division, or

•	broker/dealer that reports U.S. Government securities positions to the Federal Reserve Board.
Each portfolio will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by JHVIT might be delayed or limited.

4

INVESTMENT RESTRICTIONS
There are two classes of investment restrictions: fundamental and non-fundamental. A fund’s fundamental restrictions may be changed only by a vote of a majority of the fund’s outstanding voting securities, which means a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the shares outstanding are represented or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions may be changed by a fund’s board of trustees or directors without shareholder approval.
INVESTMENT RESTRICTIONS OF THE MASTER FUNDS
As long as the portfolios continue to operate as feeder funds that invest in their corresponding Master Funds, the fundamental and non-fundamental investment restrictions of each portfolio will in effect be those of its Master Fund. Each portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its Master Fund:
Notwithstanding any other investment policy of the portfolio, the portfolio may invest all of its net assets in an open-end management investment company having substantially the same investment objective and limitations as the portfolio.
A Master Fund may seek to change a fundamental restriction by submitting the proposed change to the vote of its shareholders, including the portfolio that invests in the Master Fund. If the change is approved by Master Fund shareholders, the change will become effective as to the Master Fund and, by virtue of the portfolio’s non-fundamental restriction stated above, to the portfolio. If JHVIT, on behalf of the portfolio, determines that a change otherwise approved by Master Fund shareholders is not in the best interest of the portfolio, JHVIT may cause the portfolio to cease to invest all of its net assets in the Master Fund. In such event, the portfolio will then be subject to its own fundamental and non-fundamental investment restrictions.
The investment restrictions of the Master Funds are described in the statement of additional information for the Master Funds, which is delivered together with this SAI.
INVESTMENT RESTRICTIONS OF THE JHVIT FEEDER FUNDS
Each portfolio has adopted fundamental and non-fundamental investment restrictions that are set forth below. As indicated above, as long as the portfolios continue to operate as feeder funds, these restrictions apply to the portfolios only to the extent that the restrictions are not inconsistent with such operations and with the fundamental and non-fundamental restrictions of the Master Funds. If a portfolio ceases to invest all of its net assets in its Master Fund, the portfolio’s investment restrictions become fully applicable.
For each portfolio, restrictions 6, 9, 10, 11 and 12 are non-fundamental, and all other restrictions are fundamental. Fundamental restrictions may only be changed by a vote of a majority of the outstanding voting securities of a portfolio as described above. With such approval, an investment restriction change will be deemed to have been effectively acted upon for the portfolio, notwithstanding that the change has not been approved by (i) the holders of a majority of the outstanding voting securities of any other portfolio affected by the change or (2) a majority of the outstanding voting securities of JHVIT.
INVESTMENT RESTRICTIONS OF THE JHVIT FEEDER FUNDS
Each fund may not:
1. Invest more than 5% of the value of its the total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund’s total assets.

5

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.
3. Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, a fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.
4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).
5. Purchase commodities or commodity contracts; except that the American Asset Allocation Trust, the American High-Income Trust, the American International Trust, American Small Capitalization Trust, American New World Trust and American High-Income Trust may engage in transactions involving currencies (including forward or futures contracts and put and call options).
6.	Invest in companies for the purpose of exercising control or management.
7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.
8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, a fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.
9.	Purchase securities on margin.
10. Sell securities short, except to the extent that a fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.
11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Fundamental Investment Restriction number 5.
12. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).
13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.
Non-Fundamental Restrictions
The following non-fundamental restrictions of each JHVIT Feeder Fund may be changed without shareholder approval:
1. The portfolio may not invest more than 15% of its net assets in illiquid securities.
2. The portfolio may not issue senior securities, except as permitted by the 1940 Act.
Notwithstanding Investment Restriction number 12, the Master Funds may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the United States Securities and Exchange Commission (“SEC”).
Notwithstanding Investment Restriction number 13, the portfolios may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may

6

technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933, as amended.
Notwithstanding investment restriction number 7, the American Global Bond Trust may purchase loan assignments.
Investment Restrictions that May Only be Changed Upon 60 Days’ Notice to Shareholders
Rule 35d-1 under the 1940 Act requires a registered investment company with a name that suggests that the fund focuses its investments in a particular type of investment or investments in a particular industry to invest at least 80% of its assets in the type of investment suggested by the fund’s name. The American Growth Trust, American International Trust, American Growth-Income Trust, the American Blue Chip Income and Growth Trust, American Global Growth Trust, American New World Trust and the American Asset Allocation Trust are not subject to this requirement.
American Global Small Capitalization Trust is subject to this requirement and its Master Fund, the Global Small Capitalization Fund of AFIS, normally invests at least 80% of its assets in equity securities of companies with small market capitalization, measured at the time of purchase. This investment policy is subject to change only upon 60 days prior notice to shareholders.
American High-Income Bond Trust is subject to this requirement and its Master Fund, the High-Income Bond Fund of AFIS normally invests at least 80% of its assets in bonds. This investment policy is subject to change only upon 60 days prior notice to shareholders.
Fund Mergers. Immediately prior to a combination or merger of a fund (the “acquired fund”) into another fund, the acquired fund may in certain situations not comply with its investment policies.
PORTFOLIO TURNOVER
The portfolio turnover of the Master Funds is described in the prospectus for the Master Funds, which is delivered together with the prospectus for the funds.
MANAGEMENT OF JHVIT
The business of JHVIT, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” of the funds (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of all of the Trust’s series and who execute policies formulated and overseen by the Trustees. Several of the Trustees and officers of JHVIT are also officers or directors of John Hancock Investment Management Services, LLC (“JHIMS”), which serves as the investment adviser of the Trust’s series that are not JHVIT Feeder Funds, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHVIT, including their principal occupations. Each Trustee oversees all funds of JHVIT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2011, the John Hancock fund complex consisted of 255 funds (the “John Hancock Fund Complex” or “Fund Complex”). The business address of all Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

7

Independent Trustees

		Principal
		Occupation(s) and	Number of John
	Position with	other Directorships	Hancock Funds
Name (Year of Birth)	JHVIT [1]	During Past 5 Years	Overseen by Trustee
Charles L. Bardelis (1941)	Trustee (since 1988)	Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Variable Insurance Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).	212

Peter S. Burgess (1942)	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies:	212
		Lincoln Educational Services Corporation (since 2004), Symetra Financial Corporation (since 2010) and PMA Capital Corporation (2004-2010). Trustee of John Hancock Variable Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Elizabeth G. Cook (1937)	Trustee (since 2005)	Expressive Art Therapist, Massachusetts General Hospital (2001–2007). Trustee of John Hancock Variable Insurance Trust (since 2005), former Trustee of John Hancock Funds II (2005–2009) and former Trustee of John Hancock Funds III (2005–2006). .	108

Grace K. Fey (1946)	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).	212

Theron S. Hoffman (1947)	Trustee (since 2008)	Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003). Director, The Todd Organization (consulting firm) (since 2003 - 2010). President, Westport Resources Management (investment management consulting firm)(2006–2008). Senior Managing Director, Partner and Operating Head, Putnam Investments (2000–2003). Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).	212

Hassell H. McClellan (1945)	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of John Hancock Variable Insurance Trust (since 2005), John Hancock Funds II (since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).	212

8

		Principal
		Occupation(s) and	Number of John
	Position with	other Directorships	Hancock Funds
Name (Year of Birth)	JHVIT [1]	During Past 5 Years	Overseen by Trustee
James M. Oates (1946)	Trustee (since 2004) Chairman (since 2005)	Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011).	212
Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (1995–2007); and Connecticut River Bancorp (since 1998);

Director of the following Mutual Funds: Phoenix Mutual Funds (1988–2008); and Virtus Funds (since 2008).

		Chairman of the Boards of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Steven M. Roberts (1944)	Trustee (since 2008)	Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve System (2005-2008); Partner, KPMG (1987-2004). Trustee of John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since September 2008).	212

1	Because JHVIT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

9

Non-Independent Trustee

Principal
		Occupation(s) and	Number of John
		other Directorships	Hancock Funds
Name (Year of Birth)	Position with JHVIT[1]	During Past 5 Years	Overseen by Trustee
James R. Boyle [2] (1959)	Trustee (since 2005)	Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock Investment Management Services, LLC (2005-2010). Trustee of John Hancock Variable Insurance Trust (since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005-2010).	216

(1)	Because JHVIT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his positions with Manulife Financial Corporation (and its affiliates), the ultimate controlling parent of JHIMS and the Distributor.
Principal Officers who are not Trustees

Name (Year of Birth)	Position with JHVIT	Principal Occupations During Past 5 Years
Hugh McHaffie (1959)	President (since 2009)	Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Trustee, John Hancock retail funds (since 2010); President, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009).

Thomas M. Kinzler (1955)	Chief Legal Officer and Secretary (since 2006)	Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (“CCO”) (since 2005)	Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US) LLC(2005–2008).

Charles A. Rizzo (1959)	Chief Financial Officer (since 2007)	Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2007);Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007).

10

Name (Year of Birth)	Position with JHVIT	Principal Occupations During Past 5 Years
Michael J. Leary (1965)	Treasurer (since 2009)	Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2009); Treasurer, John Hancock retail funds (2009–2010); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Assistant Treasurer, John Hancock retail funds (2007–2009 and 2010), John Hancock Funds II and John Hancock Variable Insurance Trust (2007–2009) and John Hancock Funds III (since 2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

John G. Vrysen (1955)	Chief Operating Officer (since 2007) Chief Financial Officer (2005 to 2007)	Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).
Trustee Qualifications
     The following section discusses, for each Trustee, the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a Trustee.
Additional Information About the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
     Charles L. Bardelis — As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.

11

     James R. Boyle — Through his positions as Chairman and Director of JHIMS, position as a senior executive of MFC, the Adviser’s parent company, and positions with other affiliates of the Adviser, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
     Peter S. Burgess — As a financial consultant and certified public accountant and a former partner in a major independent registered public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.
     Elizabeth G. Cook — As a former Trustee of John Hancock Variable Series Trust I and a former director of Liberty Bank and Trust, Ms. Cook has experience in the mutual fund and banking industry. As an expressive arts therapist, Ms. Cook has experience in interpersonal communication.
     Grace K. Fey — As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the investment management industry. She also has experience as a director of another operating company.
     Theron S. Hoffman — As a consultant and as a former executive of an investment management firm, Mr. Hoffman has experience in executive management and corporate operations.
     Hassell H. McClellan — As a professor in the graduate management department of a major university and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.
     James M. Oates — As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of two banks. He also has experience as a director of other publicly traded companies and investment companies not affiliated with the Trust. Mr. Oates, an Independent Trustee, serves as the Board’s Chairman.
     Steven M. Roberts — As an economist, former assistant to a Federal Reserve Chairman, and Deputy Director of the Division of Banking Supervision and Regulation of the Federal Reserve, Board, and as a former partner in a major independent registered public accounting firm, Mr. Roberts has experience with economic and monetary policy, federal financial regulation, and accounting.
Duties and Compensation of Trustees
The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met eight times during the latest fiscal year.

12

The Board has appointed an Independent Trustee as Chairman. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the number of funds offered by the Trust and the amount of assets that these funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Boyle, as Chairman and Director of JHIMS, and senior executive of MFC, the parent company of JHIMS and the Distributor, and of other affiliates of JHIMS and the Distributor, provides the Board with the perspective of JHIMS and the Distributor in managing and sponsoring all of the Trust’s series. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
Board Committees
The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Roberts). Mr. Burgess serves as Chairman of this Committee. The Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.
The Board also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) in order to be considered by the Nominating Committee.
The Board also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee is composed of the following Trustees: Ms. Cook, Messrs. McClellan, Oates, and Hoffman, and Ms. Fey). Mr. McClellan serves as Chairman of this Committee. The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of funds. The Investment Committees are composed of the following Trustees: Investment Committee A: Ms. Cook and Messrs. Oates and Hoffman; Investment Committee B: Messrs. Bardelis and Roberts; Investment Committee C: Messrs. McClellan, Boyle and Burgess, and Ms. Fey. Messrs. Hoffman, Bardelis and Ms. Fey serve as

13

Chairpersons of Investment Committee A, B and C, respectively. Each Investment Committee met five times during the last fiscal year.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds’ risk management activities that are implemented by JHIMS, the funds’ Chief Compliance Officer (“CCO”) and other service providers to the funds. JHIMS has primary responsibility for the funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The funds’ subadvisers, subject to oversight of JHIMS, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their respective firms. JHIMS and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.
JHIMS identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.
The Board has established three Investment Committees. Each Investment Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisers. With respect to the funds of funds, the Board as a whole directly oversees the significant investment policies and the performance of JHIMS and the subadvisers. JHIMS monitors these policies and subadviser activities and may recommend changes to each Investment Committee (or the Board as a whole, in cases of funds of funds) in response to subadviser requests or other circumstances. On at least a quarterly basis, each Investment Committee (or the Board as a whole, in cases of funds of funds) reviews reports from JHIMS regarding the relevant funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadviser compliance matters. In addition, each Investment Committee (or, in certain cases, the Board as a whole) meets periodically with the portfolio managers of the funds’ subadvisers to receive reports regarding management of the funds.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds’ financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, with day-to-day responsibility for valuation determinations having been delegated to the funds’ Pricing Committee (comprised of officers of the Trust).
The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, JHIMS, the subadvisers, and certain of the funds’ other service providers (the distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.

14

In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of JHIMS communicate with the Chairman of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairman of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, JHIMS, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.
In addition, in its annual review of the funds’ advisory, sub-advisory and distribution agreements, the Board reviews information provided by JHIMS, the subadvisers and the distributor relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
JHIMS also has its own, independent interest in risk management. In this regard, JHIMS has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of JHIMS’s functional departments. This Committee reports periodically to the Board on risk management matters. JHIMS’s risk management program is part of the overall risk management program of John Hancock, JHIMS’s parent company. John Hancock’s Chief Risk Officer supports JHIMS’s risk management program, and at the Board’s request will report on risk management matters.
Compensation
JHVIT pays the following fees to its Independent Trustees. The Independent Trustees receive an annual retainer of $110,000 and a fee of $14,000 for each meeting of the Trustees that they attend in person. The Chairman of the Board receives an additional $65,000 annual retainer. The Chairman of the Audit Committee receives an additional $15,000 annual retainer. The Chairman of the Compliance Committee receives an additional $12,500 annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.
Compensation Table (1) (2)
JHVIT pays the following fees to its Independent Trustees. Each Independent Trustee receives an annual retainer of $130,000 and a fee of $14,000 for each meeting of the Trustees that he or she attends in person. The Chairman of the Board receives an additional $65,000 annual retainer. The Chairman of the Audit Committee receives an additional $20,000 annual retainer. The Chairman of the Compliance Committee receives an additional $20,000 annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.
Compensation Table (1)(2)

		TOTAL COMPENSATION
	AGGREGATE	FROM JOHN HANCOCK
	COMPENSATION FROM	FUND COMPLEX — FISCAL
	JHVIT — FISCAL YEAR	YEAR ENDED DECEMBER
TRUSTEE	ENDED DECEMBER 31, 2011(1)	31, 2011(2)
Independent Trustees
Charles L. Bardelis	$200,000	$270,000
Peter S. Burgess	$220,000	$300,000
Elizabeth Cook	$200,000	$200,000
Grace K. Fey	$200,000	$270,000
Theron S. Hoffman	$200,000	$270,000
HassellH. McClellan	$220,000	$300,000
James M. Oates	$265,000	$370,000
Steven M. Roberts	$200,000	$270,000
Interested Trustees
James R. Boyle

15

(1)	Compensation received for services as a Trustee. JHVIT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

(2)	As noted above, Messrs. Bardelis, Boyle, Burgess, Hoffman, McClellan, Oats and Roberts and Ms. Fey are also Trustees of JHF II, which is within the same family of investment companies as JHVIT.
Trustee Ownership of Funds
The table below lists the amount of securities of each JHVIT fund beneficially owned by each Trustee as of December 31, 2011 (excluding those funds that had not yet commenced operations on December 31, 2011). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

	American Blue Chip		American		Cap Appreciation			Global	Global Small
FUNDS*	Income & Growth	American Growth	Growth-Income	Bond	Value	Financial Services	Global	Diversification	Cap
Charles L. Bardelis	A	A	A	A	A	A	A	A	A
James R. Boyle	A	A	A	A	A	A	A	A	A
Peter S. Burgess	A	A	A	A	A	A	A	A	A
Elizabeth G. Cook	A	A	A	A	A	A	A	A	A
Grace K. Fey	A	A	A	A	A	A	A	A	A
Theron S. Hoffman	C	C	C	C	A	A	C	A	C
Hassell H. McClellan	A	A	A	A	A	C	A	A	A
James M. Oates	A	A	A	A	E	A	A	E	A
Steven M. Roberts	A	A	A	A	A	A	A	A	A

Total– John Hancock
FUNDS*	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Growth	Mid Cap Stock	Money Market	Mutual Shares	Natural Resources	Small Company Value	Fund Complex
Charles L. Bardelis	A	A	A	A	E	A	A	A	E
James R. Boyle	C	A	E	A	A	A	A	A	E
Peter S. Burgess	E	D	A	A	A	A	A	A	E
Elizabeth G. Cook	A	E	A	A	A	A	A	A	E
Grace K. Fey	A	D	A	A	A	A	A	A	E
Theron S. Hoffman	A	A	A	C	A	C	A	A	E
Hassell H. McClellan	C	A	A	A	A	A	C	C	E
James M. Oates	A	A	E	A	A	A	A	A	E
Steven M. Roberts	A	A	E	A	A	A	A	A	E

*	Only funds owned by a Trustee are listed.

16

INVESTMENT MANAGEMENT ARRANGEMENTS
The funds are feeder funds and, as such, do not have an investment adviser. Portfolio management does not occur at the JHVIT Feeder Fund level, but at the Master Fund level. Capital Research and Management Company (“CRMC”) serves as each Master Fund’s investment adviser. For information regarding CRMC, see the Master Fund’s SAI, which is delivered together with this SAI.
SERVICE AGREEMENT
Pursuant to a Service Agreement dated June 27, 2008, JHIMS provides JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of CCO. For the three years ended December 31, 2011, the funds paid JHIMS the following amounts under the Service Agreement.

Fund	2011	2010	2009
American Asset Allocation Trust	$234,544	$244,024	$216,604
American Blue Chip Income and Growth Trust	$36,885	$34,058	$24,611
American Global Growth Trust	$25,160	$27,570	$27,554
American Global Small Capitalization Trust	$13,428	$14,876	$12,901
American Growth Trust	$170,455	$182,700	$188,316
American Growth-Income Trust	$157,505	$173,989	$165,748
American High-Income Bond Trust	$13,904	$12,807	$8,184
American International Trust	$108,260	$119,582	$128,196
American New World Trust	$12,392	$12,426	$9,280
DISTRIBUTOR; RULE 12B-1 PLANS OF THE FUNDS
John Hancock Distributors, LLC, located at 601 Congress Street, Boston, Massachusetts 02210, is the distributor and principal underwriter of JHVIT and distributes shares of JHVIT on a continuous basis. Other than the Rule 12b-1 payments described below, the Distributor does not receive compensation from JHVIT.
The Board has approved Rule 12b-1 Plans (the “Plans”) for Series I, Series II, and Series III of each fund. The purpose of each Plan is to encourage the growth and retention of assets of the class of shares of each fund subject to the Plan.
Each fund invests in Class 1 shares of its corresponding Master Fund, which does not pay a Rule 12b-1 fee.
Payments made on the Series I, Series II and Series III Rule 12b-1 Plans for the year ended December 31, 2011 are as follows:

SERIES I SHARES
FUND	DISTRIBUTION PAYMENT
American Asset Allocation Trust	$1,224,233
American Blue Chip Income and Growth Trust	$218,210
American Global Growth Trust	$5,408

17

SERIES I SHARES
FUND	DISTRIBUTION PAYMENT
American Global Small Capitalization Trust	$1,488
American Growth Trust	$631,636
American Growth-Income Trust	$1,321,360
American High-Income Bond Trust	$4,924
American International Trust	$627,374
American New World Trust	$49,007

SERIES II SHARES
FUND	DISTRIBUTION PAYMENT
American Asset Allocation Trust	$10,274,152
American Blue Chip Income and Growth Trust	$565,146
American Global Growth Trust	$1,359,971
American Global Small Capitalization Trust	$492,321
American Growth Trust	$7,906,691
American Growth-Income Trust	$6,462,886
American High-Income Bond Trust	$440,529
American International Trust	$4,918,713
American New World Trust	$605,384

SERIES III SHARES
PORTFOLIO	DISTRIBUTION PAYMENT
American Asset Allocation Trust	$378,057
American Blue Chip Income and Growth Trust	$399,296
American Global Growth Trust	$8,646
American Global Small Capitalization Trust	$83,180
American Growth Trust	$239,156
American Growth-Income Trust	$196,456
American High-Income Bond Trust	$106,545
American International Trust	$99,788
American New World Trust	$6,898
PORTFOLIO BROKERAGE
As each fund invests solely in its corresponding Master Fund, none of the funds incurs any brokerage commissions. For information regarding portfolio brokerage of each Master Fund, see the Master Funds’ SAI, which is delivered together with this SAI.
PURCHASE AND REDEMPTION OF SHARES
JHVIT will redeem all full and fractional fund shares for cash at net asset value per share (“NAV”). Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
•	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such exchange is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT to fairly determine the value of its net assets; or

18

•	the SEC by order so permits for the protection of security holders of JHVIT.
Special Redemptions. Although it would not normally do so, a fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, in accordance with policies and procedures approved by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.
JHVIT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:
•	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

•	the distributed securities are valued in the same manner as they are in computing the fund’s NAV;

•	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

•	the Trustees of JHVIT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.
DETERMINATION OF NAV OF THE MASTER FUND
Each JHVIT Feeder Fund’s NAV will be based on the NAV of the corresponding Master Fund, adjusted to reflect the JHVIT Feeder Fund’s other assets, if any, and expenses.
For information regarding the determination of NAV of a Master Fund, see the Master Fund SAI, which is delivered together with this SAI.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings, to protect the interests of the shareholders of the funds and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of JHIMS, or the interests of the funds’ subadvisers, principal underwriter or affiliated persons of JHIMS, the subadvisers or the principal underwriter. The Trust’s general policy with respect to the release of a fund’s portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Trust applies its policy uniformly to all potential recipients of such information, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.
Portfolio holdings information for a fund that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. A fund’s material

19

nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of the fund to: entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Fitch, Morningstar and Lipper, Vestik (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over the Trust and its affiliates; and institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can be approved only by the Trust’s Chief Compliance Officer (“CCO”) or the CCO’s duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
As of the date of this SAI, the entities receiving information described in the preceding paragraph are: SS&C Technologies (reconciliation), Citigroup Global Transactions Services (middle office services), ITG Solutions (trade analysis), SEI (middle and back office functions), Barra (performance), Barclay Capital (portfolio analysis), Star Compliance (monitoring), BBH (compliance monitoring), Mathias & Carr (binding), Diversified Information Technologies (data storage), Bloomberg (research), Proxy Governance (proxy voting), Bell Global Media (reporting), Cogent (commission tracking), MacGregor (trading), Plexus (analytics), Omgeo (software), Abel Noser (execution), Global Trading Analytics (analytics), Glass Lewis (proxy voting), Northern Trust (back office), BNYM (middle office functions), TCS of America (technology support), State Street Investment Management Solutions (derivatives support), Markit (loan pricing), Fidelity (monthly with 36 day lag), Swift (messaging), Vestek (analytics, monthly with 30 day lag); Evare (3rd party reconciliation); Morningstar (rating organization, monthly with 32 day lag); Lipper (rating organization, monthly with 32 day lag); Fact Set (analytics); PricewaterhouseCoopers (audit services, annually); ISS (class action services, proxy voting, monthly with 36 day lag); Elkins McSherry (analytics, quarterly); Broadridge (proxy voting); CAPIS (analytics, quarterly); Gainskeeper (tax analysis); Goldman Sachs (securities lending); Electra (3rd party reconciliation); Advent (third party reconciliation), and FX Transparency (foreign exchange analysis, quarterly). If not otherwise noted, portfolio holding information is provided as frequently as daily with a one day lag.
The CCO is required to pre-approve the disclosure of nonpublic information regarding a fund’s portfolio holdings to any affiliated persons of the Trust. The CCO will use the same three considerations stated above before approving disclosure of a fund’s nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of a fund’s portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO shall then provide annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of a fund’s nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the Trust, the CCO shall refer the conflict to the Board. The Board shall then permit such disclosure of a fund’s nonpublic information only if in its reasonable business judgment it concludes that such disclosure will be in the best interests of the Trust’s shareholders.
The receipt of compensation by a fund, JHIMS, a subadviser or an affiliate as consideration for disclosing a fund’s nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
Registered investment companies and separate accounts that are advised or subadvised by a fund’s subadvisers may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of a fund. Neither such registered investment companies and separate accounts nor the fund’s subadvisers are subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. A fund’s subadvisers may not, and the Trust’s Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.

20

In addition, JHIMS or the fund’s subadvisers may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadviser that is not affiliated with JHIMS and a wrap account sponsor. Finally, JHIMS or a fund’s subadvisers may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.
The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed above, and is not deemed to be the disclosure of a fund’s nonpublic portfolio holdings information.
As a result of a fund’s inability to control the disclosure of information as noted above, there can be no guarantee that this information would not be used in a way that adversely impacts a fund. Nonetheless, a fund has oversight processes in place to attempt to minimize this risk.
     Registered investment companies and separate accounts that are advised or subadvised by a fund’s subadvisers may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of a fund. Neither such registered investment companies and separate accounts nor the Fund’s subadvisers are subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. A fund’s subadvisers may not, and the Trust’s Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.
     In addition, the Adviser or the fund’s subadvisers may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadviser that is not affiliated with the Adviser and a wrap account sponsor. Finally, the Adviser or a fund’s subadvisers may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.
The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed
JHVIT Portfolio Holdings Currently Posted on a Website. The holdings of each fund that is offered through a variable insurance product will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the fund’s holdings. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHVIT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHVIT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.
http://jh1.jhlifeinsurance.com/JHPortal/channel/0,2446,2072859_2079697,00.html
http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21

21

SHAREHOLDERS OF JHVIT
JHVIT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with MFC, the ultimate controlling parent of JHIMS.
Control Persons. As of March 31, 2012, no one was considered a control person of any of the funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. As of March 31, 2012, shares of JHVIT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and John Hancock Life Insurance Company of New York (“JHLICO New York”), (collectively, the “Insurance Companies”) and the Funds of Funds.
The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund.
Shareholders. As of March 31, 2012, JHVIT Shareholders are as follows:
•	the Insurance Companies . (Each Insurance Company that is a shareholder of JHVIT holds of record in its separate accounts JHVIT shares attributable to variable contracts), and
JHVIT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHVIT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHVIT.
Entities Eligible to Be Shareholders of JHVIT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHVIT may be purchased only by the following eligible shareholders:
•	separate accounts of the Insurance Companies and other insurance companies;

•	the Insurance Companies and certain of their affiliates; and

•	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHVIT. The Insurance Companies have the right to vote upon matters that may be voted upon at any JHVIT Shareholders’ meeting. These companies will vote all shares of the funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting. In addition JHVIT will vote all shares of fund held by a JHVIT fund of funds in proportion to the votes of the other shareholders of such fund.
Mixed Funding. Shares of JHVIT may be sold to JHVIT Shareholders described above. JHVIT currently does not foresee any disadvantages to any JHVIT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations

22

and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHVIT Shareholder from investing in JHVIT or a particular fund.
Principal Holders. Principal holders are those who own of record or are known by JHVIT to own beneficially 5% or more of a series of a fund’s outstanding shares.
As of March 31, 2012, the Insurance Companies owned of record all of the outstanding Series I, II and III shares of JHVIT funds.
Trustees and officers of JHVIT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of the JHVIT Feeder Funds.
HISTORY OF JHVIT
JHVIT Name Change. From January 1, 2005 to May 2, 2011, the name of JHVIT was John Hancock Trust. From October 1, 1997 to January 1, 2005, the name of JHVIT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHVIT was NASL Series Trust.
Organization of JHVIT. JHVIT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (the “NASL Fund”), a Maryland corporation. Effective December 31, 1988, the NASL Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHVIT assumed all the assets and liabilities of the NASL Fund and carried on its business and operations with the same investment management arrangements as were in effect for the NASL Fund at the time of the reorganization. The assets and liabilities of each of the NASL Fund’s separate series were assumed by the corresponding series of JHVIT.
ORGANIZATION OF JHVIT
Classification. JHVIT is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the funds described in this SAI is diversified for purposes of the 1940 Act.
Powers of the Trustees of JHVIT. Under Massachusetts law and JHVIT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHVIT is the responsibility of its Trustees.
The Declaration of Trust authorizes the Trustees of JHVIT without shareholder approval to do the following:
•	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

•	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

•	Issue additional series of shares or separate classes of existing series of shares;

•	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

•	Designate a class of shares of a series as a separate series.
Shares of JHVIT. The shares of each fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that fund. Holders of shares of any fund are entitled to redeem their shares as set forth under “Purchase and Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of such fund remaining after satisfaction of

23

outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular fund will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more funds will also be allocated among the funds in the manner determined by the Trustees.
Shareholder Voting. Shareholders of each fund of JHVIT are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular fund are entitled to vote on matters determined by the Trustees to affect only the interests of that fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHVIT may not be binding on a fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHVIT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHVIT do not have cumulative voting rights, which means that the holders of more than 50% of JHVIT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHVIT could, under certain circumstances, be held personally liable for the obligations of JHVIT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHVIT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHVIT. The Declaration of Trust also provides for indemnification out of the property of a JHVIT fund for all losses and expenses of any shareholder held personally liable for the obligations of such fund. In addition, the Declaration of Trust provides that JHVIT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHVIT and satisfy any judgment thereon, but only out of the property of the affected fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular fund would be unable to meet its obligations.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Since the funds’ shareholders are principally: (i) life insurance companies whose separate accounts invest in the funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHVIT believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital

24

gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax-exempt interest income for such taxable year.
A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
A “qualified publicly traded partnership” is a publicly traded partnership that satisfies certain qualifying income requirements of Code Section 7704. All of the income received by a fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company income distribution requirements and would be taken into account for purposes of the 4% excise tax.
Under an Internal Revenue Service (“IRS”) revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which certain funds invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although the IRS has ruled privately that certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected. Also, the IRS has suspended its practice of issuing private rulings with respect to commodity-linked notes.
To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If a fund failed to meet the annual gross income test described above, the fund would nevertheless be considered to have satisfied the test if: (i) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the fund reported the failure pursuant to Treasury Regulations to be adopted, and (ii) the fund pays an excise tax equal to the excess non-qualifying income. If a fund failed to meet the asset diversification test described above with respect to any quarter, the fund would nevertheless be considered to have satisfied the requirements for such quarter if the fund cured such failure within 6 months and either; (i) such failure was de minimus; or (ii) (a) such failure was due to reasonable cause and not due to willful

25

neglect; and (b) the fund reports the failure under Treasury Regulations to be adopted and pays an excise tax.
If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the investment adviser and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.
Because JHVIT complies with the ownership restrictions of U.S. Treasury Regulations Section 1.817-5(f), IRS Revenue Ruling (“Rev. Rul.”) 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHVIT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests for purposes of separate account diversification requirements, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.
Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

26

Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, (i) owners of contracts based on the fund would be treated as owning contracts based solely on shares of the fund (rather than on their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the investment adviser and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the fund’s investment adviser might otherwise believe to be desirable.
Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Investment Management Services, LLC ( “JHIMS”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, JHIMS and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHVIT funds that participated in JHIMS’s commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. JHIMS discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.

27

REPORTS TO SHAREHOLDERS
The financial statements of JHVIT at December 31, 2011, as they relate to the funds described in this SAI, are incorporated herein by reference from JHVIT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHVIT at December 31, 2011, as they relate to the funds described in this SAI, including the related financial highlights that appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
CUSTODIAN
State Street Bank and Trust Company, (“State Street”) 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHVIT, CRMC, and the Distributor have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHVIT.
PROXY VOTING POLICIES
The proxy voting policies of JHVIT and CRMC are set forth below in Appendix II. Information regarding how JHVIT voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (1) upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s website at http://www.sec.gov.

28

APPENDIX I
DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS
Investment adviser — Capital Research and Management Company SM, each Master Fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, California 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. ®, a holding company for several investment management subsidiaries. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.
The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.
Compensation of investment professionals — As described in the Prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.
Portfolio managers and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.
To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio managers may be measured against one or more of the following benchmarks, depending on his or her investment focus:
Global Discovery Fund — Lipper Multi-Cap Growth Funds Index, Non-U.S. Service and Information Index; U.S. Service and Information Index
Global Growth Fund — MSCI All Country World Index, Lipper Global Funds Index;
Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds Index; MSCI USA Small Cap Index; MSCI All Country World Index ex USA Small Cap Index;
Growth Fund — S&P 500, MSCI All Country World Index ex-USA, Lipper Growth Funds Index;
International Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;

29

New World Fund — MSCI All Country World Index, Lipper Global Funds Index, Lipper Emerging Markets Funds Index, MSCI Emerging Markets Index
Blue Chip Income and Growth Fund — S&P 500, Lipper Growth & Income Funds Index;
Global Growth and Income Fund — MSCI All Country World Index, Lipper Global Funds Index;
Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;
International Growth and Income Fund — MSCI All Country World Index ex-U.S.A., Lipper International Funds Index;
Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;
Bond Fund — Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Intermediate Investment Grade Debt Funds Average;
Global Bond Fund — Barclays Capital Global Aggregate Bond Index ex-U.S.D., Barclays Capital US Corporate High Yield Index 2% Issuer Cap, Lipper Global Income Funds Average; Barclays Capital Global Aggregate Index U.S. Dollar, Lipper High Current Yield Bond Funds Average, JP Morgan Government Bond Index – Emerging Market Global Diversfied
High-Income Bond Fund — Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Index; and
U.S. Government/AAA — Rated Securities Fund — Barclays Capital U.S. Government Mortgage-Backed Securities Index and Lipper General U.S. Government Funds Average.
Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio manager owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 — $50,000. The other portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold investments that hold shares of the funds.
The following table reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

30

The following table reflects information as of December 31, 2011:
American Asset Allocation Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
Alan N. Berro	3	$110.7	0	$0	0	$0
David A. Daigle	3	$52.2	0	$0	0	$0
Jeffrey T. Lager	2	$100.5	0	$0	0	$0
James R. Mulally	4	$132.0	1	$0.03	0	$0
Eugene P. Stein	2	$100.5	0	$0	0	$0
American Blue Chip Income and Growth Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
C. Ross Sappenfield	2	$76.5	1	$0.16	0	$0
Christopher D. Buchbinder	1	$54.8	0	$0	0	$0
James. B. Lovelace	4	$158.2	0	$0	0	$0
American Global Growth Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
Robert W. Lovelace	4	$149.7	1	$1.09	0	$0
Martin Jacobs	0	$0	0	$0	0	$0
Steven T. Watson	4	$113.8	0	$0	0	$0
Paul A. White	0	$0	0	$0	0	$0

31

American Global Small Capitalization Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
Gordon Crawford	4	$146.5	0	$0	0	$0
Mark E. Denning	6	$199.3	1	$0.7	0	$0
J. Blair Frank	3	$162.5	0	$0	0	$0
Harold H. La	1	$6.7	0	$0	0	$0
Dylan J. Yolles	4	$181.7	0	$0	0	$0
American Growth Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
Donnalisa Parks Barnum	1	$122.1	0	$0	0	$0
Gregg E. Ireland	3	$163.3	1	$0.11	0	$0
Gregory D. Johnson	2	$100.5	0	$0	0	$0
Michael T. Kerr	2	$169.0	0	$0	0	$0
Ronald B. Morrow	3	$220.1	0	$0	0	$0
American Growth-Income Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
Donald D. O’Neal	2	$176.9	1	$0.16	0	$0
J. Blair Frank	3	$142.8	0	$0	0	$0
Claudia P. Huntington	4	$46.1	0	$0	0	$0
William L. Robbins	2	$74.0	0	$0	0	$0
Dylan J. Yolles	4	$162.0	0	$0	0	$0

32

American High-Income Bond Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
David C. Barclay	3	$94.3	3	$1.57	13	$4.75
David A. Daigle	3	$64.1	0	$0	0	$0
Marcus B. Linden	1	$17.0	0	$0	0	$0
American International Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts	(in billions)
Sung Lee	3	$157.8	0	$0	0	$0
L. Alfonso Barroso	1	$66.6	1	$0.07	0	$0
Jesper Lyckeus	3	$157.8	1	$0.07	0	$0
Christopher M. Thomsen	1	$17.3	0	$0	0	$0
American New World Trust

	Other Registered Investment		Other Pooled Investment
	Companies[1]		Vehicles[2]		Other Accounts[3]
		Assets		Assets			Assets
Portfolio Manager	Number of Accounts	(in billions)	Number of Accounts	(in billions)	Number of Accounts		(in billions)
Carol M. Kawaja	4	$235.0	1	$1.09	0		$0
Robert W. Lovelace	4	$152.3	1	$1.09	0		$0
Robert H. Neithart	5	$65.8	6	$3.34	16	[4]	$3.95

[1]	Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.

[2]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount.

33

[3]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

[4]	The advisory fee of one of these accounts (representing $0.10 billion in total assets) is based partially on its investment results.
Potential Conflicts.
CRMC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CRMC believes that all issues relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been addressed.

34

APPENDIX II
PROXY VOTING POLICIES
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the

35

Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

36

B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the             shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.

37

Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

38

Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.
2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.
3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.

39

Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

40

CAPITAL RESEARCH AND MANAGEMENT COMPANY
PROXY VOTING PROCEDURES AND PRINCIPLES
PROXY VOTING PROCEDURES AND PRINCIPLES — The Series and its investment adviser have adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, other American Funds and Endowments. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the Series) are voted by a committee of the investment adviser under authority delegated by those funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.
All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities manged by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual’s knowledge of the Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.
The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.
The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.
Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421- 0180, (b) on the American Funds website at americanfunds.com and (c) on the SEC’s website at sec.gov.
The following summary sets forth the general positions of the American Funds, Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.
DIRECTOR MATTERS — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported.
GOVERNANCE PROVISIONS — Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.

41

SHAREHOLDER RIGHTS — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection). Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.
COMPENSATION AND BENEFIT PLANS — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.
ROUTINE MATTERS — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management’s recommendations unless circumstances indicate otherwise.
APPENDIX III
LIST OF ENTITITES RECEIVING PORTFOLIO HODLINGS INFORMATION

VENDOR	INFORMATION RECEIVED
ABLE NOSER	PORTFOLIO HOLDINGS
ADP	PORTFOLIO HOLDINGS
ADVENT	PORTFOLIO HOLDINGS
APL/CHECKFREE	PORTFOLIO HOLDINGS
BARCLAY CAPITAL	PORTFOLIO HOLDINGS
BARRA	PORTFOLIO HOLDINGS
BASELINE	PORTFOLIO HOLDINGS
BBH	PORTFOLIO HOLDINGS
BEAR STERNS	PORTFOLIO HOLDINGS
BELL GLOBE MEDIA	PORTFOLIO HOLDINGS
BLOOMBERG	PORTFOLIO HOLDINGS
BNP	PORTFOLIO HOLDINGS
BNY CONVEREX EXECUTION SOLUTIONS	PORTFOLIO HOLDINGS
BNY MELLON	PORTFOLIO HOLDINGS
BONY	PORTFOLIO HOLDINGS
BROADRIDGE FINANCIAL SOLUTIONS, INC.	PORTFOLIO HOLDINGS
CAPIS	PORTFOLIO HOLDINGS
CDS/COMPUTER	PORTFOLIO HOLDINGS
CENVEO	PORTFOLIO HOLDINGS
CHECKFREE	PORTFOLIO HOLDINGS
CITIBANK	PORTFOLIO HOLDINGS
CITICORP GLOBAL TRANSACTIONS SERVICES	PORTFOLIO HOLDINGS
CITIGROUP	PORTFOLIO HOLDINGS
COGENT	PORTFOLIO HOLDINGS
CONFLUENCE TECHNOLOGIES	PORTFOLIO HOLDINGS
DIVERSIFIED INFORMATION TECHNOLOGIES	PORTFOLIO HOLDINGS
EAGLE INVESTMENT SYSTEMS CORP.	PORTFOLIO HOLDINGS
ELECTRA	PORTFOLIO HOLDINGS

42

VENDOR	INFORMATION RECEIVED
ELECTRA INFORMATION SERVICES	PORTFOLIO HOLDINGS
ERNST & YOUNG	PORTFOLIO HOLDINGS
EVARE	PORTFOLIO HOLDINGS
EZE CASTLE	PORTFOLIO HOLDINGS
FACT SET	PORTFOLIO HOLDINGS
FACT SET RESEARCH	PORTFOLIO HOLDINGS
FIDELITY	PORTFOLIO HOLDINGS
FOLEY HOAG LLP	PORTFOLIO HOLDINGS
FRI	PORTFOLIO HOLDINGS
GAINSKEEPER	PORTFOLIO HOLDINGS
GCOM2	PORTFOLIO HOLDINGS
GLASS LEWIS	PORTFOLIO HOLDINGS
GOLDMAN SACHS	PORTFOLIO HOLDINGS
INVESTMENT TECHNOLOGY	PORTFOLIO HOLDINGS
INVESTMENT TECHNOLOGY GROUP	PORTFOLIO HOLDINGS
ISS	PORTFOLIO HOLDINGS
ITG, INC.	PORTFOLIO HOLDINGS
JHT INTERNATIONAL SMALL CAP TRUST	PORTFOLIO HOLDINGS
JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (NORTH AMERICA)	PORTFOLIO HOLDINGS
JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (U.S.)	PORTFOLIO HOLDINGS
JP MORGAN CHASE BANK N.A.	PORTFOLIO HOLDINGS
LAW FIRM OF DAVIS AND HARMAN	PORTFOLIO HOLDINGS
LIPPER	PORTFOLIO HOLDINGS
MACGREGOR	PORTFOLIO HOLDINGS
MANULIFE	PORTFOLIO HOLDINGS
MATHIAS & CARR	PORTFOLIO HOLDINGS
MORGAN STANLEY	PORTFOLIO HOLDINGS
MORNINGSTAR	PORTFOLIO HOLDINGS
MSCI BARRA, INC.	PORTFOLIO HOLDINGS
NESS INNOVATIVE BUSINESS SOLUTIONS	PORTFOLIO HOLDINGS
OMGEO LLC	PORTFOLIO HOLDINGS
OUTSIDE CONSULTANT	PORTFOLIO HOLDINGS
PLEXUS	PORTFOLIO HOLDINGS
PRICEWATERHOUSECOOPERS	PORTFOLIO HOLDINGS
PROXY GOVERNANCE	PORTFOLIO HOLDINGS
REFLOW	PORTFOLIO HOLDINGS
RISKMETRICS	PORTFOLIO HOLDINGS
RISKMETRICS GROUP	PORTFOLIO HOLDINGS
RUSSELL IMPLEMENTATION SERVICES	PORTFOLIO HOLDINGS
S & P SECURITIES EVALUATION SERVICES	PORTFOLIO HOLDINGS
SCOTIA BANK	PORTFOLIO HOLDINGS
SEI	PORTFOLIO HOLDINGS
SS & C TECHNOLOGIES	PORTFOLIO HOLDINGS
STAR COMPLIANCE	PORTFOLIO HOLDINGS
STATE STREET BANK AND TRUST COMPANY	PORTFOLIO HOLDINGS
STATE STREET CORPORATION	PORTFOLIO HOLDINGS

43

VENDOR	INFORMATION RECEIVED
STATE STREET INVESTMENT MANAGEMENT SOLUTIONS	PORTFOLIO HOLDINGS
SWIFT	PORTFOLIO HOLDINGS
SWIFT ACCOUNTING MESSAGES	PORTFOLIO HOLDINGS
SWIFT CUSTODY MESSAGES	PORTFOLIO HOLDINGS
TCS OF AMERICA	PORTFOLIO HOLDINGS
THOMPSON FINANCIAL (BASELINE)	PORTFOLIO HOLDINGS
THOMSON FINANCIAL	PORTFOLIO HOLDINGS
VESTEK	PORTFOLIO HOLDINGS
WELLINGTON MANAGEMENT COMPANY, LLP	PORTFOLIO HOLDINGS
WILSHIRE ANALYTICS/AXIOM	PORTFOLIO HOLDINGS

44

JOHN HANCOCK VARIABLE INSURANCE TRUST
Statement of Additional Information
Dated April 30, 2012

Exchange Ticker Symbols
Fund	Series I	Series II	Series III	NAV
500 Index Trust	JEINX	N/A	N/A	N/A
500 Index Trust B	N/A	N/A	N/A	N/A
Active Bond Trust	N/A	N/A	N/A	N/A
All Cap Core Trust	JEACX	N/A	N/A	N/A
All Cap Value Trust	N/A	N/A	N/A	N/A
Alpha Opportunities Trust	JAPOX	N/A	N/A	JAPNX
Balanced Trust	JBLOX	N/A	N/A	JBLNX
Blue Chip Growth Trust	N/A	N/A	N/A	N/A
Bond PS Series	N/A	JBPDX	N/A	JBPFX
Bond Trust	JBNIX	JBNJX	N/A	JBNNX
Capital Appreciation Trust	N/A	N/A	N/A	N/A
Capital Appreciation Value Trust	JCAOX	JCATX	N/A	JCANX
Core Allocation Trust	JCLOX	JCLTX	N/A	JCLDX
Core Allocation Plus Trust	JGAOX	JGAIX	N/A	JGANX
Core Balanced Strategy Trust	N/A	N/A	N/A	JBSNX
Core Balanced Trust	JCBOX	JCBTX	N/A	JCBNX
Core Bond Trust	N/A	N/A	N/A	N/A
Core Disciplined Diversification Trust	N/A	JCDTX	N/A	JCDNX
Core Fundamental Holdings Trust	JCFOX	JCFTX	JCFHX	N/A
Core Global Diversification Trust	JCGOX	JCGTX	JCGEX	N/A
Core Strategy Trust	JIAOX	JIATX	N/A	JIANX
Currency Strategies Trust	N/A	N/A	N/A	N/A
Disciplined Diversification Trust	JGBOX	JGBTX	N/A	JGBNX
Emerging Markets Value Trust	JEMBX	N/A	N/A	JEMAX
Equity-Income Trust	N/A	N/A	N/A	N/A
Financial Services Trust	JEFSX	N/A	N/A	N/A
Franklin Templeton Founding Allocation Trust	JFAOX	JFATX	N/A	JFANX
Fundamental All Cap Core Trust	JEQAX	N/A	N/A	N/A
Fundamental Holdings Trust	JFHOX	JFHTX	JFHHX	N/A
Fundamental Large Cap Value Trust	N/A	N/A	N/A	N/A
Fundamental Value Trust	N/A	N/A	N/A	N/A
Global Bond Trust	N/A	N/A	N/A	N/A
Global Diversification Trust	JGDOX	JGDTX	JGDHX	N/A
Global Trust	JEFGX	N/A	N/A	N/A
Growth Equity Trust	N/A	N/A	N/A	JGEAX
Health Sciences Trust	JEHSX	N/A	N/A	N/A
Heritage Trust	N/A	N/A	N/A	N/A
High Yield Trust	N/A	N/A	N/A	N/A
Income Trust	N/A	N/A	N/A	JINAX
International Core Trust	N/A	N/A	N/A	N/A
International Equity Index Trust A	JEIEX	N/A	N/A	JIENX
International Equity Index Trust B	N/A	N/A	N/A	N/A
International Growth Stock Trust	N/A	N/A	N/A	JGSDX
International Index Trust	N/A	N/A	N/A	JIXNX
International Opportunities Trust	N/A	N/A	N/A	N/A
International Small Company Trust	JISAX	N/A	N/A	N/A
International Value Trust	N/A	N/A	N/A	JIVNX
Investment Quality Bond Trust	N/A	N/A	N/A	N/A
Large Cap Trust	N/A	N/A	N/A	N/A
Lifecycle 2010 Trust	N/A	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A	N/A
Lifestyle Aggressive Trust	JELAX	N/A	N/A	N/A
Lifestyle Balanced PS Serieis	N/A	JLBSX	N/A	N/A
Lifestyle Balanced Trust	JELBX	JLBTX	N/A	N/A
Lifestyle Conservative PS Series	N/A	JLCSX	N/A	N/A

Exchange Ticker Symbols
Fund	Series I	Series II	Series III	NAV
Lifestyle Conservative Trust	JELCX	JLCTX	N/A	N/A
Lifestyle Growth PS Serieis	N/A	JLBIX	N/A	N/A
Lifestyle Growth Trust	JELGX	JLGTX	N/A	N/A
Lifestyle Moderate PS Series	N/A	JLMSX	N/A	N/A
Lifestyle Moderate Trust	JELMX	JLMTX	N/A	N/A
Mid Cap Index Trust	JECIX	N/A	N/A	N/A
Mid Cap Stock Trust	N/A	N/A	N/A	N/A
Mid Cap Value Equity Trust	N/A	N/A	N/A	JCVAX
Mid Value Trust	JEMUX	N/A	N/A	N/A
Money Market Trust	JHOXX	JMMXX	N/A	N/A
Money Market Trust B	N/A	N/A	N/A	N/A
Mutual Shares Trust	JMSUX	N/A	N/A	JMSAX
Natural Resources Trust	N/A	N/A	N/A	N/A
New Income Trust	N/A	N/A	N/A	N/A
Real Estate Securities Trust	N/A	N/A	N/A	N/A
Real Return Bond Trust	N/A	N/A	N/A	N/A
Science & Technology Trust	JESTX	N/A	N/A	N/A
Short Term Government Income Trust	JSTOX	JSTTX	N/A	JSTDX
Small Cap Growth Trust	JESGX	N/A	N/A	N/A
Small Cap Index Trust	JESIX	N/A	N/A	N/A
Small Cap Opportunities Trust	N/A	N/A	N/A	N/A
Small Cap Value Trust	JESVX	N/A	N/A	N/A
Small Company Growth Trust	N/A	N/A	N/A	N/A
Small Company Value Trust	N/A	N/A	N/A	N/A
Smaller Company Growth Trust	JGSOX	JSGTX	N/A	JSGNX
Strategic Allocation Trust	N/A	N/A	N/A	N/A
Strategic Income Opportunities Trust	JESNX	N/A	N/A	N/A
Total Bond Market Trust A	JEBNX	JEBBX	N/A	N/A
Total Bond Market Trust B	N/A	N/A	N/A	N/A
Total Return Trust	N/A	N/A	N/A	N/A
Total Stock Market Index Trust	JETSX	N/A	N/A	N/A
Ultra Short Term Bond Trust	JUSAX	JUSDX	N/A	JUSNX
U.S. Equity Trust (formerly U.S. Multi Sector Trust)	N/A	N/A	N/A	N/A
Utilities Trust	JEUTX	N/A	N/A	N/A
Value & Restructuring Trust	N/A	N/A	N/A	N/A
Value Trust	JEVLX	N/A	N/A	N/A
This Statement of Additional Information (“SAI”) of the John Hancock Variable Insurance Trust (“JHVIT” or the “Trust”) is not a prospectus, but should be read in conjunction with JHVIT’s Prospectus dated April 30, 2012. The Annual Report dated December 31, 2011 for JHVIT is incorporated by reference into the SAI insofar as it relates to the funds listed above.
Copies of JHVIT’s Prospectus, SAI and/or Annual Report can be obtained free of charge by contacting:
John Hancock Variable Insurance Trust
601 Congress Street
Boston, Massachusetts 02210
(800) 344-1029
www.johnhancockannuities.com
This SAI is applicable to all funds listed above (each a “fund” and collectively the “funds”). A separate SAI is applicable to the following other series of JHVIT: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Trust, American International Trust, and American New World Trust.

ORGANIZATION OF JOHN HANCOCK VARIABLE INSURANCE TRUST	1
INVESTMENT POLICIES	1
Conversion of Debt Securities	1
Emerging Markets Value Trust – Approved Markets	1
Money Market Instruments	2
U.S. Government and Government Agency Obligations	2
Municipal Obligations	2
Canadian and Provincial Government and Crown Agency Obligations	3
Certificates of Deposit, Time Deposits and Bankers’ Acceptances	4
Commercial Paper	4
Corporate Obligations	5
Repurchase Agreements	5
Foreign Repurchase Agreements	5
Market Events	6
Other Instruments	6
Warrants & Rights	6
Reverse Repurchase Agreements	6
Mortgage Securities	6
Asset-Backed Securities	9
Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds	11
Loans and Other Direct Debt Instruments	11
High Yield (High Risk) Domestic Corporate Debt Securities	11
Brady Bonds	12
Sovereign Debt Obligations	13
Indexed Securities	13
Structured Products	14
Depositary Receipts	15
Variable and Floating Rate Obligations	15
Exchange Traded Funds (“ETFs”)	15
Event-Linked Exposure	16
ADDITIONAL INVESTMENT POLICIES	16
Lending Securities	16
When-Issued Securities/Forward Commitments	17
Mortgage Dollar Rolls	17
Illiquid Securities	17
Short Sales	18
Investment in Other Investment Companies	18
Loan Participations and Assignments	18
Index-Related Securities (“Equity Equivalents”)	20
Fixed-Income Securities	20
Standby Commitment Agreements	21
Trade Claims	21
Market Capitalization Weighted Approach	21
Interfund Lending	21

RISK FACTORS	22
Non-Diversification	22
Equity Securities	22
Bank Capital Securities	22
Fixed-Income Securities	23
Investment Grade Fixed-Income Securities in the Lowest Rating Category	23
Lower Rated Fixed-Income Securities	24
Small and Medium Size Companies	24
Foreign Securities	25
Investment Company Securities	25
Risk Factors Relating to Fund of Fund Investments in Underlying Funds	25
Stripped Securities	27
Mortgage-Backed and Asset-Backed Securities	27
Securities Linked to the Real Estate Market	28

Industry or Sector Investing	29
Initial Public Offerings (“IPOs”)	30
U.S. Government Securities	30
High Yield (High Risk) Securities and Securities of Distressed Companies	30
Special Considerations Relating to California Tax-Exempt Securities	33
Natural Disasters and Adverse Weather Conditions	33
HEDGING AND OTHER STRATEGIC TRANSACTIONS	34
General Characteristics of Options	34
General Characteristics of Futures Contracts and Options on Futures Contracts	36
Stock Index Futures	37
Options on Securities Indices and Other Financial Indices	37
Yield Curve Options	38
Currency Transactions	38
Combined Transactions	39
Swap Agreements or Credit Derivatives and Options on Swap Agreements	40
Eurodollar Instruments	43
Risks of Hedging and Other Strategic Transactions	43
Risks of Hedging and Other Strategic Transactions Outside the United States	44
Use of Segregated and Other Special Accounts	45
Other Limitations	46
Risk of Potential Government Regulation of Derivatives	46
INVESTMENT RESTRICTIONS	46
Fundamental	46
Non-Fundamental	47
ADDITIONAL INVESTMENT RESTRICTIONS	49
Corporate Bonds, Preferred Stocks and Convertible Securities	51
PORTFOLIO TURNOVER	53
FUND	53
MANAGEMENT OF JHVIT	55
Trustee Qualifications	58
Additional Information About the Trustees	58
Duties and Compensation of Trustees	59
Trustee Ownership of Funds	61
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES	62
The Advisory Agreement	62
Subadvisory Agreements	72
Additional Information Applicable to Subadvisory Agreements	74
OTHER SERVICES	77
Proxy Voting Policies	77
DISTRIBUTOR; RULE 12B-1 PLANS	77
PORTFOLIO BROKERAGE	81
REDEMPTION OF SHARES	92
DETERMINATION OF NET ASSET VALUE	93
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS	95
SHAREHOLDERS OF JHVIT	97
HISTORY OF JHVIT	98
ORGANIZATION OF JHVIT	99
ADDITIONAL INFORMATION CONCERNING TAXES	100
REPORTS TO SHAREHOLDERS	103
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103
CUSTODIAN	103
CODE OF ETHICS	103
MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER	103
Appendix A: List of Entities Receiving Portfolio Holding Information	104
APPENDIX I: DESCRIPTION OF BOND RATINGS	A-1
APPENDIX II: STANDARD & POOR’S CORPORATION DISCLAIMERS	A-9
APPENDIX III: PORTFOLIO MANAGER INFORMATION	A-10
APPENDIX IV: PROXY VOTING POLICIES OF TRUST, ADVISER & SUBADVISER	A-81

ORGANIZATION OF JOHN HANCOCK VARIABLE INSURANCE TRUST
JHVIT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the funds is a series of JHVIT. The Board of Trustees (the “Board”) and shareholders of JHVIT have approved the conversion of JHVIT into a Delaware limited liability company. JHVIT may implement the conversion at such time as its management considers appropriate and does not expect that the conversion will have any adverse effect on the values of variable contracts that are determined by investment in the funds or any adverse federal income tax consequences for the owners of those contracts.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHVIT and each of the funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canada-based financial services group operating in 21 countries and territories worldwide. Manulife’s international network of employees, agents and distribution partners offers financial protection and wealth management products and services to millions of clients around the world. Manulife provides asset management services to institutional customers worldwide as well as reinsurance solutions, specializing in property and casualty retrocession. The company operates as Manulife Financial in Canada and Asia and primarily as John Hancock in the United States.
INVESTMENT POLICIES
The principal strategies and risks of investing in each fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the funds may be changed without shareholder approval. Each fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or this SAI.
Conversion of Debt Securities
In the event debt securities held by a fund are converted to or exchanged for equity securities, the fund may continue to hold such equity securities.
Emerging Markets Value Trust – Approved Markets
Emerging Markets Value Trust’s subadviser has an investment committee that designates emerging markets for the fund to invest in companies that are associated with those markets (“Approved Markets”). Pending the investment of new capital in Approved Market securities, the fund will typically invest in money market instruments or other highly liquid debt instruments, including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, the fund may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances. The fund also may invest in futures contracts, exchange traded funds (“ETFs”) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, while maintaining liquidity.
This fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.
Even though a company’s stock may meet the applicable market capitalization criterion for the fund’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity. To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

1

Money Market Instruments
Money market instruments (and other securities as noted under each fund description) may be purchased for temporary defensive purposes.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Department of Treasury (“U.S. Treasury”). These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”). This guarantee is supported by the full faith and credit of the U.S. government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to those issued by:
•	Student Loan Marketing Association (“SLMA”);

•	Federal Home Loan Banks (“FHLBs”);

•	Federal Intermediate Credit Banks; and

•	Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by Fannie Mae, the FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by SLMA are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. In 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note, repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such

2

guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, notes, repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix I for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
•	Export Development Corporation;

•	Farm Credit Corporation;

•	Federal Business Development Bank; and

•	Canada Post Corporation.
In addition, certain Crown Agencies that are not by law agents of Her Majesty may issue obligations that by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

3

Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies that are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
•	provincial railway corporation;

•	provincial hydroelectric or power commission or authority;

•	provincial municipal financing corporation or agency; and

•	provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates of Deposit, Time Deposits and Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. Commercial paper may be issued in bearer or registered form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P or Fitch and which the applicable subadviser has

4

determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:
•	Federal Reserve System member bank;

•	primary government securities dealer reporting to the Federal Reserve Bank of New York Mellon’s Market Reports Division; or

•	broker/dealer that reports U.S. Government securities positions to the Federal Reserve Board.
A fund also may participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

5

Market Events
Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, emergency measures by the U.S. and foreign governments banning short-selling, debt crises in the eurozone, and S&P’s downgrade of U.S. long-term sovereign debt. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.
Other Instruments
The following discussion provides an explanation of some of the other instruments in which certain funds (as indicated, except the funds of funds), may directly invest consistent with their investment objectives and policies.
Warrants & Rights
Each fund (excluding Money Market Trust and Money Market Trust B (collectively, the “Money Market Trusts”)) may purchase warrants, including warrants traded independently of the underlying securities. The funds also may receive rights or warrants as part of a unit, attached to securities purchased or in connection with corporate actions.
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Each fund may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions segregating treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than

6

expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
•	one-year, three-year and five-year constant maturity Treasury Bill rates;

•	three-month or six-month Treasury Bill rates;

•	11th District Federal Home Loan Bank Cost of Funds;

•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages that remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
•	mortgage bankers;

•	commercial banks;

•	investment banks;

•	savings and loan associations; and

•	special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.

7

The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, the funds may invest in parallel-pay and planned amortization class (“PAC”). CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a fund’s investment objectives and policies, the fund may invest in various tranches of CMO bonds, including support bonds.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a fund’s net assets (5% in the case of each Money Market Trust). See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a fund’s relatively stable NAV.

8

In addition to the stripped mortgage securities described above, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”), which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs.
Similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. “high coupon bonds”) are similar in nature to those associated with IOs. Other similar instruments may develop in the future.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of Global Bond Trust, Total Return Trust, Real Return Bond Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of such a fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities, which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than that of mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
•	liquidity protection; and

•	default protection.

9

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. In the case of all CBO or CLO tranches, the market prices of and yields on tranches with longer terms to maturity tend to be more volatile than those of tranches with shorter terms to maturity due to the greater volatility and uncertainty of cash flows.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing transactions in CDOs to qualify as eligible transactions under Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds (excluding the funds of funds) may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

10

Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies – Illiquid Securities.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans and Other Direct Debt Instruments
A fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities in which a fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. The fund also may invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes, as well as to provide financing in connection with leveraged transactions.
The secondary market for high yield U.S. corporate debt securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield U.S. corporate debt securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any

11

specific adverse changes in the condition of a particular issuer. The lack of sufficient market liquidity may cause a fund to incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and a fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for a fund to obtain precise valuations of the high yield securities in its portfolio.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds also may be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
•	the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);

•	bonds issued at a discount from face value (generally known as discount bonds);

•	bonds bearing an interest rate which increases over time; and

•	bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (“IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invests are likely to be acquired at a discount.

12

Sovereign Debt Obligations
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Typically, sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. However, sovereign debt of developed countries also may involve a high degree of risk and may be in default or present the risk of default. Governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations, and governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results, changes in interest and exchange rates, changes in debt ratings, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Defaults in sovereign debt obligations, or the perceived risk of default, also may impair the market for other securities and debt instruments, including securities issued by banks and other entities holding such sovereign debt, and negatively impact the funds.
Indexed Securities
A fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
•	prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or
•	an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:
•	debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
•	preferred stock with dividend rates determined by reference to the value of a currency; or
•	convertible securities with the conversion terms related to a particular commodity.

13

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investor could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give a fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of a fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Structured Products
A fund may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark. An example of a structured product could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a structured product would be a combination of a bond and a call option on oil.
Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of structured products also exposes a fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the fund.
Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked            securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a fund would receive as an investor in the trust. A fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Commodity-Linked Notes. Certain structured products may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either equity or debt securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived

14

from the value of a commodity, futures contract, index or other economic variable. The funds will only invest in commodity-linked structured products that qualify under applicable rules of the Commodities Futures Trading Commission (“CFTC”) for an exemption from the provisions of the Commodity Exchange Act (the “CEA”).
Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a fund invests in these notes and securities, however, PIMCO analyzes these notes and securities in its overall assessment of the effective duration of the fund’s holdings in an effort to monitor the fund’s interest rate risk.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Depositary Receipts
A fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs” and “NVDRs,” respectively, and, collectively, “Depositary Receipts”) as described in its investment policies.
Securities of foreign issuers may include Depositary Receipts and other similar securities, including, without limitation, dual listed securities. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
EDRs, GDRs, IDRs and NVDRs are receipts evidencing an arrangement with a foreign bank, exchange affiliate or entity similar to that for ADRs and are designed for use in foreign securities markets. EDRs, GDRs, IDRs and NVDRs are not necessarily quoted in the same currency as the underlying security.
Variable and Floating Rate Obligations
A fund may invest in floating or variable rate securities. Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of: (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand; or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
A fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being

15

more volatile than the underlying securities and ETFs have management fees that increase their costs. In addition, there is the risk that an ETF may fail to closely track the index that it is designed to replicate.
Exchange-Traded Notes
A fund may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors also can hold ETNs until they mature. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by a fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs also are subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how a fund characterizes and treats ETNs for tax purposes.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Event-Linked Exposure
A fund may have event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose the fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies of the funds.
Lending Securities
A fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of its total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
A fund anticipates that securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

16

(2) the loan must be made in accordance with NYSE rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) a fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Cash collateral may be invested by the fund in a privately offered registered investment company advised by John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”) that is part of the same group of investment companies as the fund and that is offered exclusively to funds in the same group of investment companies. Investment of cash collateral offers the opportunity for the fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the fund’s shares in the collateral pool decrease below their initial value.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percentage of a fund’s total assets that may be committed to such transactions.
Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Each fund (excluding the Money Market Trusts) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund also may be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share.
Illiquid Securities
Neither Money Market Trust may invest more than 5% of its net assets in securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund (“illiquid securities”). No other fund may invest more than 15% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; (d) securities of new and early stage companies whose securities are not publicly traded; and (e) securities that trade in inactive markets.

17

Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the 1933 Act, or other exemptions from the registration requirements of the 1933 Act may be excluded from the 5% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a fund’s investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a fund could be adversely affected.
Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Money Market Trusts may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to its distribution under federal securities law, and is generally sold to institutional investors, such as the Money Market Trusts, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Trusts, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Trusts’ subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Trusts intend, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Trusts’ subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Trusts, subject to the Trustees’ oversight.
Short Sales
A fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
A fund also may sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that: (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Investment in Other Investment Companies
A fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, open-end investment companies, investment companies exempted from registration under the 1940 Act pursuant to the Rules thereunder and other pooled vehicles) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief granted by the Securities and Exchange Commission (“SEC”).
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded over the counter (“OTC”) or a discount to their NAV. Others are continuously offered at NAV, but also may be traded in the secondary market.
Loan Participations and Assignments
A fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to

18

lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Investments in loans and loan participations will subject a fund to liquidity risk. Loans and loan participations may be transferable among financial institutions, but may not have the liquidity of conventional debt securities and are often subject to restrictions on resale, thereby making them potentially illiquid. For example, the purchase or sale of loans requires, in many cases, the consent of either a third party (such as the lead or agent bank for the loan) or the borrower, and although such consent is, in practice, infrequently withheld, the consent requirement can delay a purchase or hinder a fund’s ability to dispose of its investments in loans in a timely fashion. In addition, in some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the subadvisers believe to be a fair price.
Corporate loans that a fund may acquire, or in which a fund may purchase a loan participation, are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, leverage recapitalizations and other corporate activities. The highly leveraged capital structure of the borrowers in certain of these transactions may make such loans especially vulnerable to adverse changes in economic or market conditions and greater credit risk than other investments.
Certain loan participations or assignments acquired by a fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, a fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. Such an obligation may have the effect of requiring a fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
The borrower of a loan in which a fund holds an interest (including through a loan participation) may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among lenders, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a fund derives interest income will be reduced. The effect of prepayments on a fund’s performance may be mitigated by the receipt of prepayment fees, and a fund’s ability to reinvest prepayments in other loans that have similar or identical yields. However, there is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the prepaid loan.
A fund may invest in loans that pay interest at fixed rates and loans that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, LIBOR or another generally recognized base lending rate. Most floating rate loans are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. In addition, floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. While the seniority in rank and the security interest are helpful in reducing credit risk, such risk is not eliminated. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general, or if interest rates decline. While, because of this interest rate reset feature, loans with resetting interest rates provide a considerable degree of protection against rising interest rates, there is still potential for interest rates on such loans to lag changes in interest rates in general for some period of time. In addition, changes in interest rates will affect the amount of interest income paid to a fund as the floating rate instruments adjust to the new levels of interest rates. In a rising base rate environment, income generation will generally increase. Conversely, during periods when the base rate is declining, the income generating ability of the loan instruments will be adversely affected.

19

Investments in many loans have additional risks that result from the use of agents and other interposed financial institutions. Many loans are structured and administered by a financial institution (i.e., a commercial bank) that acts as the agent of the lending syndicate. The agent typically administers and enforces the loan on behalf of the other lenders in the lending syndicate. In addition, an institution, typically but not always the agent, holds the collateral, if any, on behalf of the lenders. A financial institution’s employment as an agent might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent would generally be appointed to replace the terminated agent, and assets held by the agent under the loan agreement would likely remain available to holders of such indebtedness. However, if assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent’s general creditors, a fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or government agency) similar risks may arise.
Index-Related Securities (“Equity Equivalents”)
A fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), or S&P’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.
Fixed-Income Securities
A fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P or Fitch. A fund also may invest in obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P or Fitch). These obligations may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. In addition, it is possible that Moody’s, S&P, Fitch and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.

20

Standby Commitment Agreements
The funds may enter into standby commitment agreements, which are agreements that obligate a party, for a set period of time, to buy a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, a fund receives a commitment fee based upon a percentage of the purchase price of the security. The fund receives this fee whether or not it is ultimately required to purchase the security. There is no guarantee that the securities subject to a standby commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. A fund will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid securities. A fund will record the purchase of a standby commitment agreement, and will reflect the value of the security in the fund’s net asset value, on the date on which the security can reasonably be expected to be issued.
Trade Claims
The funds may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.
Market Capitalization Weighted Approach
The investment strategy of each of International Small Company Trust, Emerging Markets Value Trust, Disciplined Diversification Trust and Small Cap Opportunities Trust involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. Except with respect to Disciplined Diversification Trust, a portion, but generally not in excess of 20% of a fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights also may deviate

21

from target weights due to general day-to-day trading patterns and price movements. The weighting of countries will likely vary from their weighting in published international indices.
Interfund Lending
Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by the Adviser, John Hancock Advisers or John Hancock Asset Management. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in overnight repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectus, by owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying funds and bears the same risks as the underlying funds in which it invests. To the extent a fund of funds invests in securities or instruments directly, the fund of funds will be subject to the same risks.
Non-Diversification
Certain of the funds are non-diversified.
Definition of Non-Diversification. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by its own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations also may have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
Bank Capital Securities
Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.

22

Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.
Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Hybrid Instruments
The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, that is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments also may carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an OTC market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor, which a fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments, particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
Investment Grade Fixed-Income Securities in the Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P or Fitch and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories.

23

While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P or Fitch). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities also may be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.

24

Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries, which are more likely to be more politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, also may have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Risk Factors Relating to Fund of Fund Investments in Underlying Funds
Each of the funds of funds of the Trust (the “Allocation Funds”) may invest in shares of underlying funds of the Trust. The following discussion provides information on the risks specifically associated with the Allocation Funds investing in the underlying funds.
As permitted by Section 12 of the 1940 Act, the Allocation Funds invest in a number of other funds and may reallocate or rebalance assets among the underlying funds.
From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of an Allocation Fund (“Rebalancings”), as effected by its Adviser or subadvisers, John Hancock Asset Management and John Hancock Asset Management a division of Manulife Asset Management (North America)

25

Limited (“John Hancock Asset Management (North America)”). Shareholders should note that Rebalancings may adversely affect the underlying funds. The underlying funds subject to redemptions by an Allocation Fund may find it necessary to sell securities, and the underlying funds that receive additional cash from an Allocation Fund will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when an Allocation Fund owns, redeems, or invests in, a substantial portion of an underlying fund. Rebalancings could adversely affect the performance of one or more underlying funds and, therefore, the performance of the Allocation Fund.
Possible adverse effects of Rebalancings on the underlying funds include:
1. The underlying funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the underlying funds.
3. When an Allocation Fund owns a substantial portion of an underlying fund, a large redemption by the Allocation Fund could cause that underlying fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
Both the Allocation Funds and the underlying funds are managed by the Adviser. John Hancock Asset Management and John Hancock Asset Management (North America), each of which is an affiliate of the Adviser (collectively, the “John Hancock Subadvisers”), are the subadvisers to certain of the Allocation Funds, except for Franklin Templeton Founding Allocation Trust, Core Allocation Trust, Core Balanced Trust, and Core Disciplined Diversification Trust, and to certain of the underlying funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Funds and the underlying funds, and the John Hancock Subadvisers have the responsibility to subadvise both the applicable Allocation Funds and certain of the underlying funds. The Adviser and the John Hancock Subadvisers will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any adverse effect of the Rebalancings on the underlying funds, consistent with pursuing the investment objective of each Allocation Fund. However, there is no guarantee that the Adviser or the John Hancock Subadvisers will be successful in doing so.
Shareholders should also note that the Adviser and the John Hancock Subadvisers may have an incentive to employ Allocation Fund assets to advance MFC’s interests or the interests of an underlying fund. For example, the Adviser and the John Hancock Subadvisers may have an incentive to select underlying funds that are more profitable to MFC. The Adviser, the John Hancock Subadvisers, or their affiliates may determine that the allocation of additional assets to a particular underlying fund may be beneficial to the underlying fund to offset redemptions, to increase the underlying fund’s total assets, or for other reasons. The investment of Allocation Fund assets in a recently-created underlying fund may provide seed capital to the underlying fund that might otherwise be provided by an MFC affiliate.
In addition, MFC and its John Hancock insurance company subsidiaries may benefit from investment decisions made by the Adviser and the John Hancock Asset Subadvisers, including allocation decisions with respect to Allocation Funds assets. For example, the Adviser and the John Hancock Subadvisers, by selecting more conservative investments or investments that lend themselves to hedging strategies, or by making more conservative allocations of Allocation Funds assets by increasing the percentage allocation to underlying funds which invest primarily in fixed-income securities or otherwise, may reduce the regulatory capital requirements which the John Hancock insurance company subsidiaries of MFC must satisfy to support guarantees under variable annuity and insurance contracts which they issue, or aid the John Hancock insurance company subsidiaries with hedging their investment exposure under their variable annuity and insurance contracts.
A particular group of Allocation Funds, the Lifestyle PS Series, are offered only in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the Lifestyles PS Series and the Bond PS Series, another JHVIT fund, through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a Lifestyle PS Series, the more likely that contract value will be reallocated from the Lifestyle PS Series to the Bond PS Series when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the Lifestyle PS Series invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. As a result of these reallocations between the Lifestyle PS Series and the Bond PS Series, there may be active trading in the Lifestyle PS Series, the Bond PS Series and the Strategic Allocation Trust (which is only offered for sale to the Lifestyle PS Series). However, it is not anticipated that there will be active trading by the Lifestyle PS Series in other JHVIT funds except in extreme market situations.

26

Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments, which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect that will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations (“CMOs”). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

27

TBA Mortgage Contracts. A fund may invest in TBA mortgage contracts. Similar to when-issued or delayed-delivery securities, a TBA mortgage contract is a security that is purchased or sold for a fixed price with the underlying securities to be announced at a future date. The seller does not specify the particular securities to be delivered, however. Instead, the buyer agrees to accept any securities that meet the specified terms. For example, in a TBA mortgage contract transaction, a buyer and seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying security until it issues the security. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.
Stripped Mortgage Securities. A fund may invest in stripped mortgage securities, i.e., securities representing the principal portion of a mortgage security (“principal only” or “PO” securities) and those representing the mortgage security’s stream of interest payments (“interest-only” or “IO” securities). Stripped mortgage securities are subject to the same risks as other mortgage-backed securities, i.e., different combinations of prepayment, extension, interest rate and/or other market risks. In particular, the yield to maturity on an IO security is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
Inverse Interest-Only Securities. A fund may invest in inverse interest-only securities, i.e., interest-only securities whose coupons (stated interest rates) fluctuate inversely with specified interest rate indices. For example, the coupon on an inverse interest-only security might equal 10% minus one month LIBOR. As interest rates rise, the security’s coupon decreases and when interest rates fall, the security’s coupon increases. Such securities also may be structured so that small changes in interest rates lead to larger changes in the coupon. Issuers of mortgage backed securities holding fixed rate mortgage collateral sometimes issue offsetting interest-only securities and inverse interest-only securities. Thus, the fixed return on the collateral can be split into offsetting floating and inverse floating coupons. Inverse interest-only securities that are mortgage-backed securities are subject to the same risks as other mortgage backed-securities. In addition, the coupon on an inverse interest-only security can be extremely sensitive to changes in prevailing interest rates.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	change in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

28

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When a fund invests a substantial portion of its assets in a particular industry or sector of the economy, the fund’s investments are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, by investing in a particular industry or sector, the fund is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings, which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. These companies are all subject to extensive regulation, rapid business changes and volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

29

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Natural Resources. A fund’s investments in natural resources companies are especially affected by variations in the commodities markets (which may be due to market events, regulatory developments or other factors that the fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.
Initial Public Offerings (“IPOs”)
A fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
A fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac.
High Yield (High Risk) Securities and Securities of Distressed Companies
General. A fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

30

Investments in securities rated below investment grade that are eligible for purchase by certain funds are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.
High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in prices of high yield securities and debt securities of distressed companies because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of securities defaults, in addition to risking payment of all or a portion of interest and principal, the funds, by investing in such securities, may incur additional expenses to seek recovery of their respective investments. In the case of securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The funds seek to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.
Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.
Less liquid secondary markets also may affect a fund’s ability to sell securities at their fair value. A fund may invest up to 15% (5% in the case of each Money Market Trust) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due

31

may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
•	the obligor’s balance of payments, including export performance;

•	the obligor’s access to international credits and investments;

•	fluctuations in interest rates; and

•	the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuation in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
•	reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and

•	obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect a fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which a fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s, S&P or Fitch. These

32

securities are rated Caa or lower by Moody’s or CCC or lower by S&P or Fitch. These securities are considered to have the following characteristics:
•	extremely poor prospects of ever attaining any real investment standing;

•	current identifiable vulnerability to default;

•	unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;

•	are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or

•	are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund’s shares.
Special Considerations Relating to California Tax-Exempt Securities
The State of California, as the rest of the nation, has been slowly emerging from an economic recession that began at the end of 2007, marked in California by high unemployment, a steep contraction in housing construction and home values, a drop in state-wide assessed valuation of property for the first time on record, a year-over-year decline in personal income in the State for the first time in 60 years, and a sharp drop in taxable sales. The State is recovering more slowly than expected and continues to face significant financial challenges.
California’s chronic budget problems have been driven in part by large fluctuations in its tax revenue and fixed spending obligations. During recessionary periods, dramatic cuts to programs and/or tax increases sometimes have been required. To address budget gaps, spending has been cut, State programs have been realigned to local governments, and short-term budgetary solutions have been implemented. Budget gaps are expected, however, to continue to challenge State fiscal leaders in future years. Continued risks to the State’s long-term stability include pension liabilities, debt and increasing annual obligations, and potential cost increases associated with the federal deficit.
California’s fiscal situation heightens the risk of investing in bonds issued by the State and its political subdivisions, agencies, instrumentalities and authorities, including the risk of default, and also heightens the risk that the prices of California municipal securities, and the fund’s net asset value, will experience greater volatility. As of April 2012, California general obligation bonds were rated A1 by Moody’s and A- by S&P and Fitch. These ratings are among the lowest of any of the 50 states. There can be no assurance that such ratings will be maintained in the future. The State’s credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State’s general obligation bonds, as well as notes and bonds issued by California’s public authorities and local governments. Lower credit ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the fund’s portfolio.
This is a summary of certain factors affecting the State’s current financial situation and is not an exhaustive description of all the conditions to which the issuers of the State’s tax-exempt obligations are subject. The national economy, legislative, legal and regulatory, social and environmental policies and conditions not within the control of the issuers of such bonds could also have an adverse effect on the financial condition of the State and its various political subdivisions and agencies. While the fund’s subadviser attempts to mitigate risk by selecting a wide variety of municipal securities, it is not possible to predict whether or to what extent the current economic and political issues or any other factors may affect the ability of California municipal issuers in to pay interest or principal on their bonds or the ability of such bonds to maintain market value or liquidity. We are also unable to predict what impact these factors may have on the fund’s share price or distributions.
Natural Disasters and Adverse Weather Conditions
Certain areas of the world historically have been prone to major natural disasters, such as earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, and have been economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on a fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the fund invests to conduct their businesses in the manner currently conducted. In addition,

33

adverse weather conditions may have a significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund. These strategies also may be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with its investment objectives and policies, are described below:
•	exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed-income indices and other financial instruments;

•	financial futures contracts (including stock index futures);

•	interest rate transactions*;

•	currency transactions**;

•	swaps or credit derivatives (including interest rate, index, equity, credit default, total return and currency swaps, index credit derivatives and credit options); and

•	structured notes, including hybrid or “index” securities.

*	A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and other strategic transactions may be used for the following purposes:
•	to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;

•	to protect a fund’s unrealized gains in the value of its securities;

•	to facilitate the sale of a fund’s securities for investment purposes;

•	to manage the effective maturity or duration of a fund’s securities;

•	to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

•	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund is not permitted to invest in such instruments unless its subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a

34

similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. If and to the extent authorized to do so, a fund may purchase and sell call options on securities (whether or not it holds the securities).
Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-Listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
•	insufficient trading interest in certain options;

•	restrictions on transactions imposed by an exchange;

•	trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;

•	interruption of the normal operations of the OCC or an exchange;

•	inadequacy of the facilities of an exchange or the OCC to handle current trading volume; and/or

35

•	a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York Mellon as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. A fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
A fund reserves the right to invest in options on instruments and indices that may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
A fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
•	as a hedge against anticipated interest rate, currency or market changes;

•	for duration management;

•	for risk management purposes; and

•	to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90-day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

36

Use Will Be Consistent with Applicable Regulatory Requirements. A fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary or in a segregated account at the fund’s custodian, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
•	In connection with a fund’s investment in individual stocks, a fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in individual stocks selected for purchase.

•	A fund also may invest in Index Futures when a subadviser believes that there are not enough attractive individual stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.

•	Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by a fund.

•	A fund also may invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a “commodity pool” (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC). Accordingly, consistent with CFTC regulations, the funds have claimed an exclusion from the definition of the term “commodity pool operator” under the CEA and, therefore, are not subject to registration or regulation as pool operators under the CEA. However, it should be noted that the CFTC has adopted certain rules that significantly affect the exemptions available to a fund. These rules are not yet effective and their scope of application is still uncertain. As of the date of this SAI, there is no certainty that a fund, the Adviser, the subadvisers or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause a fund to change its investment strategies or to incur additional expenses.
Options on Securities Indices and Other Financial Indices
A fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, a fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument, except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash

37

settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, a fund may achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Yield Curve Options
A fund also may enter into options on the “spread,” or yield differential, between two fixed-income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund also may purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
•	forward currency contracts;

•	exchange-listed currency futures contracts and options thereon;

•	exchange-listed and OTC options on currencies; and

•	currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements.” A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
A fund’s dealings in forward currency contracts and other currency transactions, such as futures contracts, options, options on futures contracts and swaps, will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund also may use foreign currency options and foreign currency forward contracts to facilitate the settlement of equity trades to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
A fund also may engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a

38

fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a fund enters into a non-deliverable forward transaction, the fund will segregate liquid assets in an amount not less than the value of the fund’s net exposure to such non-deliverable forward transactions. If the additional segregated assets decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be segregated on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the fund’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.
Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund also may engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under “Risk Factors.” If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively

39

achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.
Swap Agreements or Credit Derivatives and Options on Swap Agreements
Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit, credit default and event-linked swaps, as well as other credit, equity and commodity derivatives. To the extent a fund may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A fund also may enter into options on swap agreements (“Swap Options”).
A fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible, among others.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index). A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with its investment objective and general investment policies, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.
Swap Options or Swaptions. A fund also may enter into Swap Options or Swaptions. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund also may write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a fund’s investment restriction concerning senior securities. No fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets.
Credit Default Swap Agreements. A fund also may be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of

40

the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Total Return Swaps. A fund may enter into total return swaps. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed-upon spread.
Index Credit Derivatives. A fund may enter into index credit derivative transactions. Index credit derivatives are credit default swaps or total return swaps that reference multiple reference entities or obligations.
Credit Options. A fund may enter into credit option transactions. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option.
Dividend Swaps. A fund may enter into dividend swaps. A dividend swap agreement is a financial instrument where two parties contract to exchange a set of future cash flows at set dates in the future. One party agrees to pay the other the future dividend flow on a stock or basket of stocks in an index, in return for which the other party gives the first call options. Dividend swaps generally are traded OTC rather than on an exchange.
Inflation Swaps. A fund may enter into inflation swaps. An inflation swap agreement is a contract in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index (“CPI”) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used to protect a fund’s NAV against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.
Interest Rate Swaps. A fund may enter into interest rate swaps. An interest rate swap agreement involves the exchange of cash flows based on interest rate specifications and a specified principal amount, often a fixed payment for a floating payment that is linked to an interest rate. An interest rate lock specifies a future interest rate to be paid. In an interest rate cap, one party receives payments at the end of each period in which a specified interest rate on a specified principal amount exceeds an agreed-upon rate; conversely, in an interest rate floor, one party may receive payments if a specified interest rate on a specified principal amount falls below an agreed-upon rate. Caps and floors have an effect similar to buying or writing options. Interest rate collars involve selling a cap and purchasing a floor, or vice versa, to protect a fund against interest rate movements exceeding given minimum or maximum levels.
Total Return Swaps. A total return swap agreement is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security, commodity, index

41

or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, by investing in total return commodity swaps, a fund will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.
Variance Swaps. Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.
Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
General Information Regarding Swaps. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

42

As of the date of this SAI, however, the CFTC is finalizing new rules regarding swaps that could significantly affect certain CFTC exemptions that are available to a fund and may subject a fund to additional regulations. These additional CFTC regulations (or a choice to no longer use strategies that trigger additional regulation) may cause a fund to change its investment strategies or to incur additional expenses.
Eurodollar Instruments
A fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.
Warrants and Rights
As described under “Other Investments–Warrants,” a fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise and prior to the expiration date, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “General Characteristics of Options” above and elsewhere in this SAI. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a fund’s ability to exercise the warrants or rights at such time, or in such quantities, as a fund would otherwise wish.
Non-Standard Warrants and Participatory Notes. From time to time, a fund may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”), and participatory notes (“P-Notes”) to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks, broker-dealers or other financial institutions that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes, which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Principal Risks” in the Prospectus and “Risk of Hedging and Other Strategic Transactions” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when a fund wishes to sell it.
Risks of Hedging and Other Strategic Transactions
Hedging and other strategic transactions have special risks associated with them, including:
•	possible default by the counterparty to the transaction;

•	markets for the securities used in these transactions could be illiquid; and

•	to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the fund.
Losses resulting from the use of hedging and other strategic transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:

43

•	option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and

•	calls written on securities that a fund does not own are riskier than calls written on securities owned by a fund because there is no underlying security held by a fund that can act as a partial hedge, and there is also a risk, especially with less liquid securities, that the securities may not be available for purchase; and

•	options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
     Futures transactions are subject to the following additional risks:
•	The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.

•	Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
•	Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

•	Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, a fund’s losses could be greater than if the proxy hedging were not used.

•	Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:
•	foreign governmental actions affecting foreign securities, currencies or other instruments;

•	less stringent regulation of these transactions in many countries as compared to the United States;

•	the lack of clearing mechanisms and related guarantees in some countries for these transactions;

•	more limited availability of data on which to make trading decisions than in the United States;

•	delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;

•	the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and

•	lower trading volume and liquidity.

44

Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by: (a) holding the securities, instruments or currency required to be delivered; or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund also may enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions also may be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

45

Other Limitations
No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent a fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
Risk of Potential Government Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a fund from using such instruments as part of its investment strategy, which could negatively impact the fund. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was enacted in July 2010), would, upon implementation, impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions could also prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHVIT is subject in implementing the investment policies of the funds: (a) fundamental; and (b) non-fundamental. Fundamental restrictions with respect to a fund may only be changed by a vote of a majority of the fund’s outstanding voting securities, which means a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Trustees of a fund without shareholder approval.
When submitting an investment restriction change to the holders of JHVIT’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities (as described above) of the fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other fund affected by the matter: or (2) the vote of a majority of the outstanding voting securities of JHVIT.
Restrictions (1) through (8) are fundamental. Restrictions (9) through (11) are non-fundamental.
Fundamental
Unless a fund is specifically excepted by the terms of a restriction:
(1) Each fund (except Health Sciences Trust, Natural Resources Trust, Real Estate Securities Trust, and Utilities Trust) may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.

46

(2) Each fund (except Financial Services Trust, Global Bond Trust and Real Estate Securities Trust) has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
For purposes of restriction no. 8, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.
Non-Fundamental
Unless a fund is specifically excepted by the terms of a restriction, each fund will not:
(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that each of the Money Market Trust and the Money Market Trust B may not invest in excess of 10% of its net assets in such securities or other investments.
(10) Make short sales of securities or maintain a short position, if, when added together, (excluding Global Bond, Real Return, and Total Return Bond Trusts) more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
In addition to the above policies, each Money Market Trust is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, neither Money Market Trust will, among other things, purchase the securities of any issuer if it would cause:
•	more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,

•	more than 3% of its total assets to be invested in “second tier securities,” as defined by Rule 2a-7, or

•	more than 0.5% of its total assets to be invested in the second tier securities of that issuer.
     (11) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10%* of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

47

Reorganization/Exchange/Corporate Action. Each fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a fund, and the acquisition is determined to be beneficial to fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
Unless otherwise indicated, all percentage limitations on fund investments (as stated throughout this SAI or in the Prospectuses) that are not (i) specifically included in this “Investment Restrictions” section or (ii) imposed by the 1940 Act, rules thereunder, the Internal Revenue Code of 1986, as amended (the “Code”), or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Investment Restrictions, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a fund’s acquisition of securities or instruments through a Voluntary Action.
Fund Mergers. Immediately prior to a combination or merger of a fund (the “acquired fund”) into another fund, the acquired fund may in certain situations not comply with its investment policies.

*	33 1/3% in the case of each of each of the following funds:
500 Index Trust B
Active Bond Trust
All Cap Value Trust
Alpha Opportunities Trust
American Global Diversification Trust
Balanced Trust
Blue Chip Growth Trust
Bond Index Trust A
Bond PS Series
Bond Trust
Capital Appreciation Value Trust
Classic Value Trust
Core Allocation Trust
Core Balanced Trust
Core Bond Trust
Core Disciplined Diversification Trust
Core Equity Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Disciplined Diversification Trust
Emerging Growth Trust
Emerging Markets Value Trust
Equity-Income Trust
Financial Services Trust
Franklin Templeton Founding Allocation Trust
Fundamental All Cap Core Trust
Fundamental Holdings Trust
Fundamental Large Cap Value Trust
Fundamental Value Trust
Growth Equity Trust
Health Sciences Trust
Heritage Trust
High Income Trust

48

Income Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust A
International Equity Index Trust B
International Index Trust
International Opportunities Trust
International Small Company Trust
International Value Trust
Large Cap Trust
Large Cap Value Trust
Each Lifestyle Trust
Lifestyle PS Series
Managed Trust
Mid Cap Stock Trust
Mid Cap Value Equity Trust
Mid Cap Value Trust
Mid Value Trust
Money Market Trust B
Mutual Shares Trust
Natural Resources Trust
New Income Trust
Real Estate Equity Trust
Real Return Bond Trust
Science & Technology Trust
Short Term Government Income Trust
Small Cap Opportunities Trust
Small Cap Trust
Small Cap Value Trust
Small Company Growth Trust
Small Company Trust
Small Company Value Trust
Smaller Company Growth Trust
Strategic Allocation Trust
Strategic Income Trust
Total Bond Market Trust A
Total Bond Market Trust B
Total Return Trust
U.S. Equity Trust
Utilities Trust
Value & Restructuring Trust
     15% in the case of Growth and Balanced Trusts.
     50% in the case of Value Trust.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of each Money Market Trust, where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a fund’s investment, resulting from market fluctuations or other changes in a fund’s total assets will not require a fund to dispose of an investment. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
ADDITIONAL INVESTMENT RESTRICTIONS
INVESTMENT RESTRICTIONS THAT MAY BE CHANGED ONLY UPON 60 DAYS’ NOTICE TO SHAREHOLDERS

49

In order to comply with Rule 35d-1 under the 1940 Act, the following policies of the funds named below are subject to change only upon 60 days’ prior notice to shareholders. Each such policy generally requires the relevant fund to invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments connoted by the fund’s name. Any other policy, other than one designated as a fundamental policy, is not subject to this 60-day notice requirement.
500 Index Trust
500 Index Trust B
Under normal market conditions, each of these funds invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the S&P 500 Index; and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Active Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
Blue Chip Growth Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-size blue chip growth companies.
Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities and instruments.
Bond PS Series
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.
Core Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
Emerging Markets Value Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities.
Equity-Income Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities.
Financial Services Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) are invested in companies that are principally engaged in financial services.
Global Bond Trust

50

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.
Growth Equity Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Health Sciences Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
High Yield Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities. The fund’s investments may include corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Rating Agency	CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
Moody’s	Ba through C
S&P or Fitch	BB through D
International Equity Index Trust A
International Equity Index Trust B
Under normal market conditions, each of these funds invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) and/or corresponding ADRs or GDRs; and (b) securities (which may or may not be included in the MSCI ACW ex-US Index) that the subadviser believes, as a group, will behave in a manner similar to the index.
International Index Trust
Under normal market conditions, the fund invests at least 80% of its assets in one or more of the following: (a) securities listed an index (the “Index”); (b) securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index; and (c) stock index futures to maintain exposure to the Index.
International Small Company Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies.
Investment Quality Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.
Large Cap Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large cap companies.
Mid Cap Index Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the S&P 400 Index; and (b) securities (which may or may not be included in the S&P 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Mid Cap Stock Trust

51

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies.
Mid Cap Value Equity Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.
Natural Resources Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in natural resource-related companies.
Real Estate Securities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.
Real Return Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds (either through cash market purchases, forward commitments, or derivative instruments) of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities, and corporations.
Science & Technology Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and use of science and technology.
Small Cap Growth Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
Small Cap Index Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes, as a group, will behave in a manner similar to the index.
Small Cap Opportunities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
Small Cap Value Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
Small Company Growth Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies.
Small Company Value Trust

52

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.
Total Bond Market Trust A
Total Bond Market Trust B
Under normal market conditions, each of these funds invests at least 80% of its net assets (plus any borrowing for investment purposes) in bonds.
Total Stock Market Index Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the Wilshire 5000 Index; and (b) securities (which may or may not be included in the Wilshire 5000 Index) that the subadviser believes, as a group, will behave in a manner similar to the index.
U.S. Equity Trust
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Utilities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the utilities industry.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. No portfolio turnover rate can be calculated for the Money Market Trusts due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the fund’s securities. All other securities, including options, with maturities at the time of acquisition of one year or less are excluded from the portfolio turnover computation. The portfolio turnover rates for the funds for the years ended December 31, 2011 and 2010 were as follows:

FUND	2011	2010
500 Index Trust	4%	5%
500 Index Trust B	4%	10%
Active Bond Trust	101%	53%
All Cap Core Trust	231%	219%
All Cap Value Trust	64%	75%
Alpha Opportunities Trust	157%	185%
Balanced Trust	36%	35%
Blue Chip Growth Trust	33%	44%
Bond PS Series	114%	N/A
Bond Trust	108%	99%
Capital Appreciation Trust	52%	77%
Capital Appreciation Value Trust	83%	62%
Core Allocation Trust	7%	19%
Core Allocation Plus Trust	154%	132%
Core Balanced Strategy Trust	3%	20%
Core Balanced Trust	6%	8%
Core Bond Trust	436%	562%
Core Disciplined Diversification Trust	9%	5%
Core Fundamental Holdings Trust	8%	3%
Core Global Diversification Trust	11%	10%
Core Strategy Trust	8%	15%
Currency Strategies Trust	N/A	N/A
Disciplined Diversification Trust	13%	5%

53

FUND	2011	2010
Emerging Markets Value Trust	18%	21%
Equity-Income Trust	19%	14%
Financial Services Trust	12%	15%
Franklin Templeton Founding Allocation Trust	3%	5%
Fundamental All Cap Core Trust	146%	120%
Fundamental Holdings Trust	3%	N/A
Fundamental Large Cap Value Trust	108%	154%
Fundamental Value Trust	14%	16%
Global Bond Trust	103%	394%
Global Diversification Trust	4%	6%
Global Trust	24%	8%
Growth Equity Trust	90%	86%
Health Sciences Trust	39%	38%
Heritage Trust	99%	174%
High Yield Trust	91%	58%
Income Trust	23%	37%
International Core Trust	39%	43%
International Equity Index Trust A	3%	12%
International Equity Index Trust B	3%	5%
International Growth Stock Trust	27%	8%
International Index Trust	18%	21%
International Opportunities Trust	105%	123%
International Small Company Trust	11%	13%
International Value Trust	32%	20%
Investment Quality Bond Trust	62%	30%
Large Cap Trust	82%	61%
Lifecycle 2010 Trust	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A
Lifestyle Aggressive Trust	23%	23%
Lifestyle Balanced PS Series	1%	N/A
Lifestyle Balanced Trust	10%	30%
Lifestyle Conservative PS Series	4%	N/A
Lifestyle Conservative Trust	17%	34%
Lifestyle Growth PS Series	8%	N/A
Lifestyle Growth Trust	9%	23%
Lifestyle Moderate PS Series	0%	N/A
Lifestyle Moderate Trust	12%	29%
Mid Cap Index Trust	13%	12%
Mid Cap Stock Trust	107%	115%
Mid Cap Value Equity Trust	63%	60%
Mid Value Trust	54%	43%
Mutual Shares Trust	38%	30%
Natural Resources Trust	87%	82%
New Income Trust	65%	87%
Real Estate Securities Trust	86%	99%
Real Return Bond Trust	496%	614%
Science & Technology Trust	115%	117%
Short Term Government Income Trust	88%	130%
Small Cap Growth Trust	136%	139%
Small Cap Index Trust	17%	15%
Small Cap Opportunities Trust	36%	37%
Small Cap Value Trust	20%	23%
Small Company Growth Trust	39%	34%
Small Company Value Trust	6%	9%

54

FUND	2011	2010
Smaller Company Growth Trust	89%	79%
Strategic Allocation Trust	38%	N/A
Strategic Income Opportunities Trust	50%	68%
Total Bond Market Trust A	21%	9%
Total Bond Market Trust B	21%	26%
Total Return Trust	280%	545%
Total Stock Market Index Trust	2%	5%
Ultra Short Term Bond Trust	171%	56%
U.S. Equity Trust	35%	66%
Utilities Trust	51%	56%
Value & Restructuring Trust	44%	26%
Value Trust	28%	43%
Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a fund.
MANAGEMENT OF JHVIT
The business of JHVIT, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” of the funds (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the funds and who execute policies formulated and overseen by the Trustees. Several of the Trustees and officers of JHVIT are also officers or directors of the Adviser, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHVIT, including their principal occupations. Each Trustee oversees all funds of JHVIT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2011, the John Hancock fund complex consisted of 258 funds (the “John Hancock Fund Complex” or “Fund Complex”). The business address of all Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
Independent Trustees

			Number of John
	Position with	Principal Occupation(s) and other Directorships	Hancock Funds
Name (Year of Birth)	JHVIT [1]	During Past 5 Years	Overseen by Trustee
Charles L. Bardelis (1941)	Trustee (since 1988)	Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Variable Insurance Trust (since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).	212

Peter S. Burgess (1942)	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: Lincoln Educational Services Corporation (since 2004), Symetra Financial Corporation (since 2010) and PMA Capital Corporation (2004-2010). Trustee of John Hancock Variable Insurance Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock Funds III (2005–2006).	212

Elizabeth G. Cook (1937)	Trustee (since 2005)	Expressive Art Therapist, Massachusetts General Hospital (2001–2007). Trustee of John Hancock Variable Insurance Trust (since 2005), former Trustee of John Hancock Funds II (2005–2009) and former Trustee of John Hancock Funds III (2005–2006).	108

Grace K. Fey (1946)	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since 2008).	212

55

			Number of John
	Position with	Principal Occupation(s) and other Directorships	Hancock Funds
Name (Year of Birth)	JHVIT [1]	During Past 5 Years	Overseen by Trustee
Theron S. Hoffman (1947)	Trustee (since 2008)	Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003). Director, The Todd Organization (consulting firm) (since 2003 — 2010). President, Westport Resources Management (investment management consulting firm)(2006–2008). Senior Managing Director, Partner and Operating Head, Putnam Investments (2000–2003). Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).	212

Hassell H. McClellan (1945)	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College (since 1984). Trustee of John Hancock Variable Insurance Trust (since 2005), John Hancock Funds II (since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).	212

James M. Oates (1946)	Trustee (since 2004) Chairman (since 2005)	Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011). Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (1995–2007); and Connecticut River Bancorp (since 1998); Director of the following Mutual Funds: Phoenix Mutual Funds (1988–2008); and Virtus Funds (since 2008). Chairman of the Boards of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).	212

Steven M. Roberts (1944)	Trustee (since 2008)	Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve System (2005-2008); Partner, KPMG (1987-2004). Trustee of John Hancock Variable Insurance Trust (since 2008) and John Hancock Funds II (since September 2008).	212

[1]	Because JHVIT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Non-Independent Trustee

56

			Number of John
	Position with		Hancock Funds
Name (Year of Birth)	JHVIT[1]	Principal Occupation(s) and other Directorships During Past 5 Years	Overseen by Trustee
James R. Boyle [2] (1959)	Trustee (since 2005)	Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock Investment Management Services, LLC (2005-2010). Trustee of John Hancock Variable Insurance Trust (since 2005), John Hancock Funds II (since 2005) and John Hancock retail funds (2005-2010).	216

(1)	Because JHVIT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his positions with Manulife Financial Corporation (and its affiliates), the ultimate controlling parent of the Adviser.
Principal Officers who are not Trustees

Name (Year of Birth)	Position with JHVIT	Principal Occupations During Past 5 Years
Hugh McHaffie (1959)	President (since 2009)	Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Trustee, John Hancock retail funds (since 2010); President, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009).

Thomas M. Kinzler (1955)	Chief Legal Officer and Secretary (since 2006)	Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2006) .

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (“CCO”) (since 2005)	Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US) LLC(2005–2008).

Charles A. Rizzo (1959)	Chief Financial Officer (since 2007)	Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2007);Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007).

Michael J. Leary (1965)	Treasurer (since 2009)	Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2009); Treasurer, John Hancock retail funds (2009–2010); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Assistant Treasurer, John Hancock retail funds (2007–2009 and 2010), John Hancock Funds II and John Hancock Variable Insurance Trust (2007–2009) and John Hancock Funds III (since 2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

57

Name (Year of Birth)	Position with JHVIT	Principal Occupations During Past 5 Years
John G. Vrysen (1955)	Chief Operating Officer (since 2007) Chief Financial Officer (2005 to 2007)	Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).
Trustee Qualifications
     The following section discusses, for each Trustee, the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a Trustee.
Additional Information About the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
     Charles L. Bardelis — As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.
     James R. Boyle — Through his positions as Chairman and Director of the Adviser, position as a senior executive of MFC, the Adviser’s parent company, and positions with other affiliates of the Adviser, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
     Peter S. Burgess — As a financial consultant and certified public accountant and a former partner in a major independent registered public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.
     Elizabeth G. Cook — As a former Trustee of John Hancock Variable Series Trust I and a former director of Liberty Bank and Trust, Ms. Cook has experience in the mutual fund and banking industry. As an expressive arts therapist, Ms. Cook has experience in interpersonal communication.
     Grace K. Fey — As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the investment management industry. She also has experience as a director of another operating company.
     Theron S. Hoffman — As a consultant and as a former executive of an investment management firm, Mr. Hoffman has experience in executive management and corporate operations.
     Hassell H. McClellan — As a professor in the graduate management department of a major university and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.

58

     James M. Oates — As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of two banks. He also has experience as a director of other publicly traded companies and investment companies not affiliated with the Trust. Mr. Oates, an Independent Trustee, serves as the Board’s Chairman.
     Steven M. Roberts — As an economist, former assistant to a Federal Reserve Chairman, and Deputy Director of the Division of Banking Supervision and Regulation of the Federal Reserve, Board, and as a former partner in a major independent registered public accounting firm, Mr. Roberts has experience with economic and monetary policy, federal financial regulation, and accounting.
Duties and Compensation of Trustees
The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met eight times during the latest fiscal year.
The Board has appointed an Independent Trustee as Chairman. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board also may designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the number of funds offered by the Trust and the amount of assets that these funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Boyle, as Chairman and Director of the Adviser, and senior executive of MFC, the Adviser’s parent company, and of other affiliates of the Adviser, provides the Board with the Adviser’s perspective in managing and sponsoring the funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
Board Committees
The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Roberts). Mr. Burgess serves as Chairman of this Committee. The Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.
The Board also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) in order to be considered by the Nominating Committee.
The Board also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee is composed of the following Trustees: Ms. Cook, Messrs. McClellan, Oates, and Hoffman, and Ms. Fey). Mr. McClellan serves as Chairman of this Committee. The Compliance Committee met four times during the last fiscal year. Each Investment Committee

59

reviews investment matters relating to a particular group of funds. The Investment Committees are composed of the following Trustees: Investment Committee A: Ms. Cook and Messrs. Oates and Hoffman; Investment Committee B: Messrs. Bardelis, Boyle and Roberts; Investment Committee C: Messrs. McClellan and Burgess, and Ms. Fey. Messrs. Hoffman, Bardelis and Ms. Fey serve as Chairpersons of Investment Committee A, B and C, respectively. Each Investment Committee met five times during the last fiscal year.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds’ risk management activities that are implemented by the Adviser, the funds’ Chief Compliance Officer (“CCO”) and other service providers to the funds. The Adviser has primary responsibility for the funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The funds’ subadvisers, subject to oversight of the Adviser, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their respective firms. The Adviser and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.
The Adviser identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.
The Board has established three Investment Committees. Each Investment Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisers. With respect to the funds of funds, the Board as a whole directly oversees the significant investment policies and the performance of the Adviser and the subadvisers. The Adviser monitors these policies and subadviser activities and may recommend changes to each Investment Committee (or the Board as a whole, in cases of funds of funds) in response to subadviser requests or other circumstances. On at least a quarterly basis, each Investment Committee (or the Board as a whole, in cases of funds of funds) reviews reports from the Adviser regarding the relevant funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadviser compliance matters. In addition, each Investment Committee (or, in certain cases, the Board as a whole) meets periodically with the portfolio managers of the funds’ subadvisers to receive reports regarding management of the funds.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds’ financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, with day-to-day responsibility for valuation determinations having been delegated to the funds’ Pricing Committee (comprised of officers of the Trust).
The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, the Adviser, the subadvisers, and certain of the funds’ other service providers (the distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.
In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chairman of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairman of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, the Adviser, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.

60

In addition, in its annual review of the funds’ advisory, sub-advisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the distributor relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Adviser also has its own, independent interest in risk management. In this regard, the Adviser has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Adviser’s functional departments. This Committee reports periodically to the Board on risk management matters. The Adviser’s risk management program is part of the overall risk management program of John Hancock, the Adviser’s parent company. John Hancock’s Chief Risk Officer supports the Adviser’s risk management program, and at the Board’s request will report on risk management matters.
Compensation
JHVIT pays the following fees to its Independent Trustees. Each Independent Trustee receives an annual retainer of $130,000 and a fee of $14,000 for each meeting of the Trustees that he or she attends in person. The Chairman of the Board receives an additional $65,000 annual retainer. The Chairman of the Audit Committee receives an additional $20,000 annual retainer. The Chairman of the Compliance Committee receives an additional $20,000 annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.
Compensation Table (1)(2)

		TOTAL COMPENSATION FROM
	AGGREGATE COMPENSATION	JOHN HANCOCK FUND
	FROM JHVIT — FISCAL	COMPLEX — FISCAL YEAR
	YEAR ENDED DECEMBER 31,	ENDED DECEMBER 31,
TRUSTEE	2011(1)	2011(2)
Independent Trustees
Charles L. Bardelis	$200,000	$270,000
Peter S. Burgess	$220,000	$300,000
Elizabeth Cook	$200,000	$200,000
Grace K. Fey	$200,000	$270,000
Theron S. Hoffman	$200,000	$270,000
Hassell H. McClellan	$220,000	$300,000
James M. Oates	$265,000	$370,000
Steven M. Roberts	$200,000	$270,000
Interested Trustee
James R. Boyle

(1)	Compensation received for services as a Trustee. JHVIT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

(2)	As noted above, Messrs. Bardelis, Boyle, Burgess, Fey, Hoffman, McClellan, Oats and Roberts and Ms. Fey also are Trustees of JHF II, which is within the same family of investment companies as JHVIT.
Trustee Ownership of Funds
The table below lists the amount of securities of each JHVIT fund beneficially owned by each Trustee as of December 31, 2011 (excluding those funds that had not yet commenced operations as of December 31, 2011). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

61

Global
	American Blue Chip		American		Cap Appreciation			Global	Small
FUNDS*	Income & Growth	American Growth	Growth-Income	Bond	Value	Financial Services	Global	Diversification	Cap
Charles L. Bardelis	A	A	A	A	A	A	A	A	A
James R. Boyle	A	A	A	A	A	A	A	A	A
Peter S. Burgess	A	A	A	A	A	A	A	A	A
Elizabeth G. Cook	A	A	A	A	A	A	A	A	A
Grace K. Fey	A	A	A	A	A	A	A	A	A
Theron S. Hoffman	C	C	C	C	A	A	C	A	C
Hassell H. McClellan	A	A	A	A	A	C	A	A	A
James M. Oates	A	A	A	A	E	A	A	E	A
Steven M. Roberts	A	A	A	A	A	A	A	A	A

Total– John Hancock
FUNDS*	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Growth	Mid Cap Stock	Money Market	Mutual Shares	Natural Resources	Small Company Value	Fund Complex
Charles L. Bardelis	A	A	A	A	E	A	A	A	E
James R. Boyle	C	A	E	A	A	A	A	A	E
Peter S. Burgess	E	D	A	A	A	A	A	A	E
Elizabeth G. Cook	A	E	A	A	A	A	A	A	E
Grace K. Fey	A	D	A	A	A	A	A	A	E
Theron S. Hoffman	A	A	A	C	A	C	A	A	E
Hassell H. McClellan	C	A	A	A	A	A	C	C	E
James M. Oates	A	A	E	A	A	A	A	A	E
Steven M. Roberts	A	A	E	A	A	A	A	A	E

*	Only funds owned by a Trustee are listed.
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
Each fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the respective funds and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect directly to manage the investment and reinvestment of the assets of any of the funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHVIT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the fund, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Adviser Compensation. As compensation for its services under the Advisory Agreement, the Adviser receives a fee from the funds, computed separately for each as described in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.
For the fiscal year ended December 31, 2011 the Adviser recaptured expenses from the funds as follows:

62

Expense Waivers and Reimbursements
Funds	Recaptured in 2011
Core Allocation Trust	$1,087
Core Balanced Trust	$39,396
Core Disciplined Diversification Trust	$34,253
Core Fundamental Holdings Trust	$20,791
Core Global Diversification Trust	$33,796
Ultra Short Term Bond Trust	$28,616
For the fiscal years ended December 31, 2011, 2010 and 2009, the aggregate investment advisory fees paid by JHVIT under the fee schedule then in effect, without regard to expense limitations, were $409,389,809, $391,782,185 and $343,963,847, respectively, allocated among the funds as follows:

FUND	2011	2010	2009
500 Index Trust
Gross Fee	$28,915,444	$26,499,167	$20,831,832
Waivers	$(190,771)	$(92,052)	$(25,295)
Net Fee	$28,724,673	$26,407,115	$20,806,537

500 Index Trust B
Gross Fee	$4,073,265	$3,781,634	$3,267,670
Waivers	$(2,090,842)	$(1,936,622)	$(1,702,078)
Net Fee	$1,982,423	$1,845,012	$1,565,592

Active Bond Trust
Gross Fee	$7,889,065	$8,889,953	$11,850,907
Waivers	$(39,946)	$(23,194)	$(9,093)
Net Fee	$7,849,119	$8,866,759	$11,841,814

All Cap Core Trust
Gross Fee	$2,872,601	$2,799,837	$2,566,139
Waivers	$(11,249)	$(5,739)	$(1,686)
Net Fee	$2,872,601	$2,794,098	$2,564,453

All Cap Value Trust
Gross Fee	$3,258,266	$1,538,100	$666,143
Waivers	$(12,889)	$(3,343)	$(422)
Net Fee	$3,245,377	$1,534,757	$665,721

Alpha Opportunities Trust
Gross Fee	$8,819,219	$7,197,650	$4,871,991
Waivers	$(27,639)	$(12,008)	$(2,878)
Net Fee	$8,791,580	$7,185,642	$4,869,113

Balanced Trust
Gross Fee	$1,004,343	$522,501	$119,895
Waivers	$(45,702)	$(22,498)	$(24,869)
Net Fee	$958,641	$500,003	$95,026

Blue Chip Growth Trust
Gross Fee	$13,971,480	$12,979,309	$11,693,697
Waivers	$(588,193)	$(519,661)	$(444,418)
Net Fee	$13,383,287	$12,459,648	$11,249,279

Bond PS Series
Gross Fee	$208,260	$0	$0
Waivers	$(40,330)	$0	$0
Net Fee	$167,930	$0	$0

63

FUND	2011	2010	2009
Bond Trust
Gross Fee	$31,179,015	$19,752,951	$1,496,135
Waivers	$(165,851)	$(55,907)	$(2,782)
Net Fee	$31,013,164	$19,697,044	$1,493,353

Capital Appreciation Trust
Gross Fee	$7,726,467	$7,346,811	$5,971,858
Waivers	$(33,429)	$(16,627)	$(4,543)
Net Fee	$7,693,039	$7,330,184	$5,967,315

Capital Appreciation Value Trust
Gross Fee	$2,813,994	$3,050,806	$2,521,795
Waivers	$(129,055)	$(143,664)	$(112,246)
Net Fee	$2,684,939	$2,907,142	$2,409,549

Core Allocation Trust
Gross Fee	$55,304	$29,224	$5,797
Waivers	$(55,304)	$(29,224)	$(5,797)
Net Fee	$0	$0	$0

Core Allocation Plus Trust
Gross Fee	$2,322,095	$2,006,923	$1,424,190
Waivers	$(7,732)	$(3,507)	$(963)
Net Fee	$2,314,363	$2,003,416	$1,423,227

Core Balanced Strategy Trust
Gross Fee	$1,881	$1,752	$218
Waivers	$(1,881)	$(1,752)	$(218)
Net Fee	$0	$0	$0

Core Balanced Trust
Gross Fee	$97,684	$51,108	$9,113
Waivers	$(60,255)	$(20,084)	$(9,113)
Net Fee	$37,429	$31,024	$0

Core Bond Trust
Gross Fee	$10,364,904	$8,750,131	$3,951,083
Waivers	$(53,726)	$(24,020)	$(4,778)
Net Fee	$10,311,178	$8,726,111	$3,946,305

Core Disciplined Diversification Trust
Gross Fee	$92,455	$48,481	$10,209
Waivers	$(68,846)	$(21,178)	$(10,209)
Net Fee	$23,609	$27,303	$0

Core Fundamental Holdings Trust
Gross Fee	$137,562	$88,890	$19,013
Waivers	$(14,615)	$(34,968)	$(19,013)
Net Fee	$120,947.00	$53,922	$0

Core Global Diversification Trust
Gross Fee	$159,934	$104,975	$19,140
Waivers	$(27,364)	$(35,294)	$(19,140)
Net Fee	$132,570.00	$69,681	$0

Core Strategy Trust
Gross Fee	$335,082	$304,181	$235,320
Waivers	$(129,763)	$(304,181)	$(235,320)
Net Fee	$205,319	$0	$0

Currency Strategies Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

Disciplined Diversification Trust
Gross Fee	$2,573,653	$2,157,614	$1,649,159
Waivers	$(10,754)	$(156,717)	$(432,466)
Net Fee	$2,562,898	$2,000,897	$1,216,693

Emerging Markets Value Trust
Gross Fee	$9,734,600	$9,912,527	$7,195,056
Waivers	$(31,062)	$(16,591)	$(4,742)
Net Fee	$9,703,538	$9,895,936	$7,190,314

64

FUND	2011	2010	2009
Equity-Income Trust
Gross Fee	$15,793,630	$14,984,507	$12,938,196
Waivers	$(666,189)	$(601,332)	$(495,626)
Net Fee	$15,127,441	$14,383,175	$12,442,570

Financial Services Trust
Gross Fee	$1,299,245	$1,221,939	$725,648
Waivers	$(4,809)	$(2,414)	$(498)
Net Fee	$1,294,436	$1,219,525	$725,150

Franklin Templeton Founding Allocation Trust
Gross Fee	$578,024	$593,256	$539,433
Waivers	$0	$(208,325)	$(539,433)
Net Fee	$578,024	$384,931	$0

Fundamental All Cap Core Trust
Gross Fee	$8,913,747	$8,708,922	$7,795,455
Waivers	$(40,017)	$(20,573)	$(6,143)
Net Fee	$8,873,729	$8,688,349	$7,789,312

Fundamental Holdings Trust
Gross Fee	$482,861	$484,502	$403,363
Waivers	$0	$(160,717)	$(403,362)
Net Fee	$482,861	$323,785	$1

Fundamental Large Cap Value Trust
Gross Fee	$1,776,228	$1,673,882	$1,779,477
Waivers	$(7,924)	$(3,757)	$(1,277)
Net Fee	$1,768,303	$1,670,125	$1,778,200

Fundamental Value Trust
Gross Fee	$12,629,856	$13,266,845	$11,716,284
Waivers	$(50,467)	$(27,727)	$(8,543)
Net Fee	$12,579,389	$13,239,118	$11,707,741

Global Bond Trust
Gross Fee	$6,978,006	$6,823,168	$6,003,715
Waivers	$(30,303)	$(15,492)	$(4,482)
Net Fee	$6,947,703	$6,807,676	$5,999,233

Global Diversification Trust
Gross Fee	$354,746	$361,554	$309,869
Waivers	$0	$(119,832)	$(309,869)
Net Fee	$354,746	$241,722	$0

Global Trust
Gross Fee	$5,248,889	$5,384,785	$4,865,093
Waivers	$(146,404)	$(107,429)	$(126,275)
Net Fee	$5,102,485	$5,277,356	$4,738,818

Growth Equity Trust
Gross Fee	$3,420,276	$3,792,523	$3,278,649
Waivers	$(13,863)	$(7,951)	$(2,504)
Net Fee	$3,406,413	$3,784,572	$3,276,145

Health Sciences Trust
Gross Fee	$1,597,714	$1,389,351	$1,619,320
Waivers	$(86,966)	$(72,192)	$(78,502)
Net Fee	$1,510,747	$1,317,159	$1,540,818

Heritage Trust
Gross Fee	$1,173,566	$1,167,116	$897,522
Waivers	$(4,195)	$(2,170)	$(613)
Net Fee	$1,169,371	$1,164,946	$896,909

High Yield Trust
Gross Fee	$1,672,770	$7,011,967	$11,786,233
Waivers	$(7,548)	$(15,742)	$(9,576)
Net Fee	$1,665,221	$6,996,225	$11,776,657

Income Trust
Gross Fee	$3,532,097	$3,649,169	$3,320,959
Waivers	$(13,379)	$(7,191)	$(2,193)
Net Fee	$3,518,717	$3,641,978	$3,318,766

65

FUND	2011	2010	2009
International Core Trust
Gross Fee	$6,767,381	$7,124,124	$6,220,752
Waivers	$(23,090)	$(12,832)	$(3,733)
Net Fee	$6,744,291	$7,111,292	$6,217,019

International Equity Index Trust A
Gross Fee	$1,733,610	$1,589,019	$2,811,155
Waivers	$(9,868)	$(4,809)	$(1,143)
Net Fee	$1,723,742	$1,584,210	$2,810,012

International Equity Index Trust B
Gross Fee	$1,744,492	$1,785,134	$1,772,704
Waivers	$(777,219)	$(776,063)	$(763,908)
Net Fee	$967,273	$1,009,071	$1,008,796

International Growth Stock Trust
Gross Fee	$1,560,715	$304,619	$0
Waivers	$(5,803)	$(740)	$0
Net Fee	$1,554,913	$303,879	$0

International Index Trust
Gross Fee	$10,073,049	$9,412,349	$4,663,567
Waivers	$(63,935)	$(31,443)	$(8,781)
Net Fee	$10,009,115	$9,380,906	$4,654,786

International Opportunities Trust
Gross Fee	$4,038,961	$4,940,168	$4,574,640
Waivers	$(13,824)	$(8,855)	$(2,753)
Net Fee	$4,025,138	$4,931,313	$4,571,887

International Small Company Trust
Gross Fee	$1,142,640	$1,285,106	$1,364,952
Waivers	$(143,592)	$(2,082)	$(812)
Net Fee	$999,048	$1,283,024	$1,364,140

International Value Trust
Gross Fee	$8,272,123	$7,579,884	$6,341,121
Waivers	$(434,088)	$(83,418)	$(149,396)
Net Fee	$7,838,035	$7,496,466	$6,191,725

Investment Quality Bond Trust
Gross Fee	$2,211,592	$2,336,579	$2,307,856
Waivers	$(11,605)	$(6,260)	$(2,037)
Net Fee	$2,199,986	$2,330,319	$2,305,819

Large Cap Trust
Gross Fee	$1,256,525	$1,298,401	$1,390,797
Waivers	$(5,026)	$(2,724)	$(844)
Net Fee	$1,251,499	$1,295,677	$1,389,953

Lifecycle 2010 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

Lifecycle 2015 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

Lifecycle 2020 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

Lifecycle 2025 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

Lifecycle 2030 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

Lifecycle 2035 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0

66

FUND	2011	2010	2009
Lifecycle 2040 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2045 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2050 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifestyle Aggressive Trust
Gross Fee	$179,711	$168,774	$142,694
Waivers	$0	$0	$0
Net Fee	$179,711	$168,774	$142,694
Lifestyle Balanced PS Series
Gross Fee	$7,607	$0	$0
Waivers	$(7,607)	$0	$0
Net Fee	$0	$0	$0
Lifestyle Balanced Trust
Gross Fee	$5,136,054	$5,030,904	$4,149,384
Waivers	$0	$0	$0
Net Fee	$5,136,054	$5,030,904	$4,149,384
Lifestyle Conservative PS Series
Gross Fee	$3,497	$0	$0
Waivers	$(3,497)	$0	$0
Net Fee	$0	$0	$0
Lifestyle Conservative Trust
Gross Fee	$1,128,534	$1,142,974	$848,329
Waivers	$0	$0	$0
Net Fee	$1,128,534	$1,142,974	$848,329
Lifestyle Growth PS Series
Gross Fee	$10,750	$0	$0
Waivers	$(10,750)	$0	$0
Net Fee	$0	$0	$0
Lifestyle Growth Trust
Gross Fee	$5,778,938	$5,460,749	$4,564,956
Waivers	$0	$0	$0
Net Fee	$5,778,938	$5,460,749	$4,564,956
Lifestyle Moderate PS Series
Gross Fee	$4,220	$0	$0
Waivers	$(4,220)	$0	$0
Net Fee	$0	$0	$0
Lifestyle Moderate Trust
Gross Fee	$1,479,657	$1,405,662	$1,098,229
Waivers	$0	$0	$0
Net Fee	$1,479,657	$1,405,662	$1,098,229
Mid Cap Index Trust
Gross Fee	$5,622,762	$5,151,475	$4,044,012
Waivers	$(36,497)	$(17,586)	$(4,843)
Net Fee	$5,586,265	$5,133,889	$4,039,169
Mid Cap Stock Trust
Gross Fee	$6,694,493	$6,407,278	$5,422,239
Waivers	$(24,289)	$(12,227)	$(3,530)
Net Fee	$6,670,204	$6,395,051	$5,418,709
Mid Cap Value Equity Trust
Gross Fee	$1,191,935	$1,179,077	$900,131
Waivers	$(4,151)	$(2,160)	$(625)
Net Fee	$1,187,784	$1,176,917	$899,506

67

FUND	2011	2010	2009
Mid Value Trust
Gross Fee	$7,438,247	$7,175,524	$4,820,404
Waivers	$(377,924)	$(346,850)	$(221,066)
Net Fee	$7,060,323	$6,828,674	$4,599,338
Money Market Trust
Gross Fee	$17,981,421	$20,345,165	$24,743,939
Waivers	$(12,204,653)	$(8,998,298)	$(3,286,270)
Net Fee	$5,776,768	$11,346,867	$21,457,669
Money Market Trust B
Gross Fee	$2,928,619	$3,185,127	$4,362,135
Waivers	$(1,991,757)	$(1,662,826)	$(2,233,497)
Net Fee	$936,862	$1,522,301	$2,128,638
Mutual Shares Trust
Gross Fee	$6,079,860	$5,780,805	$4,589,429
Waivers	$(19,241)	$(9,598)	$(2,741)
Net Fee	$6,060,619	$5,771,207	$4,586,688
Natural Resources Trust
Gross Fee	$2,641,782	$2,559,928	$2,644,082
Waivers	$(7,991)	$(4,084)	$(1,256)
Net Fee	$2,633,791	$2,555,844	$2,642,826
New Income Trust
Gross Fee	$17,722,574	$15,847,463	$9,322,082
Waivers	$(509,427)	$(461,780)	$(312,568)
Net Fee	$17,213,147	$15,385,683	$9,009,514
Real Estate Securities Trust
Gross Fee	$2,802,159	$2,586,449	$1,911,591
Waivers	$(12,202)	$(5,915)	$(1,547)
Net Fee	$2,789,957	$2,580,534	$1,910,044
Real Return Bond Trust
Gross Fee	$888,131	$1,058,056	$6,621,716
Waivers	$(3,862)	$(2,373)	$(3,630)
Net Fee	$884,268	$1,055,683	$6,618,086
Science & Technology Trust
Gross Fee	$4,462,532	$4,061,104	$2,690,439
Waivers	$(129,385)	$(108,721)	$(68,112)
Net Fee	$4,333,146	$3,952,383	$2,622,327
Short Term Government Income Trust
Gross Fee	$3,227,467	$2,630,593	$226,489
Waivers	$(17,594)	$(7,652)	$(13,399)
Net Fee	$3,209,874	$2,622,941	$213,090
Small Cap Growth Trust
Gross Fee	$4,516,234	$3,917,962	$3,097,013
Waivers	$(12,986)	$(5,901)	$(1,652)
Net Fee	$4,503,248	$3,912,061	$3,095,361
Small Cap Index Trust
Gross Fee	$3,511,321	$3,400,159	$2,588,697
Waivers	$(22,410)	$(11,433)	$(3,179)
Net Fee	$3,488,911	$3,388,726	$2,585,518
Small Cap Opportunities Trust
Gross Fee	$1,716,456	$1,628,014	$1,294,478
Waivers	$(151,340)	$(136,457)	$(102,921)
Net Fee	$1,565,116	$1,491,557	$1,191,557
Small Cap Value Trust
Gross Fee	$6,137,372	$5,314,202	$3,943,431
Waivers	$(17,829)	$(8,062)	$(2,155)
Net Fee	$6,119,543	$5,306,140	$3,941,276
Small Company Growth Trust
Gross Fee	$1,064,057	$1,082,462	$975,259
Waivers	$(3,230)	$(1,663)	$(463)
Net Fee	$1,060,827	$1,080,799	$974,796
Small Company Value Trust
Gross Fee	$4,063,618	$4,085,254	$3,814,228
Waivers	$(218,507)	$(209,649)	$(183,385)
Net Fee	$3,845,111	$3,875,605	$3,630,843

68

FUND	2011	2010	2009
Smaller Company Growth Trust
Gross Fee	$2,505,715	$2,474,399	$1,224,914
Waivers	$(295,343)	$(285,861)	$(134,900)
Net Fee	$2,210,372	$2,188,538	$1,090,014
Strategic Allocation Trust
Gross Fee	$94,042	$0	$0
Waivers	$(59,177)	$0	$0
Net Fee	$34,864	$0	$0
Strategic Income Opportunities Trust
Gross Fee	$2,871,699	$2,872,239	$4,073,436
Waivers	$(13,278)	$(6,635)	$(2,879)
Net Fee	$2,858,421	$2,865,604	$4,070,557
Total Bond Market Trust A
Gross Fee	$7,171,285	$5,927,092	$4,332,188
Waivers	$(46,665)	$(20,203)	$(5,054)
Net Fee	$7,124,620	$5,906,889	$4,327,134
Total Bond Market Trust B
Gross Fee	$763,334	$780,383	$741,548
Waivers	$(450,491)	$(440,836)	$(421,668)
Net Fee	$312,843	$339,547	$319,880
Total Return Trust
Gross Fee	$24,234,751	$24,024,599	$17,569,217
Waivers	$(108,425)	$(56,189)	$(14,681)
Net Fee	$24,126,326	$23,968,410	$17,554,536
Total Stock Market Index Trust
Gross Fee	$1,861,515	$1,741,238	$1,508,680
Waivers	$(11,612)	$(5,705)	$(1,666)
Net Fee	$1,849,903	$1,735,533	$1,507,014
Ultra Short Term Bond Trust
Gross Fee	$518,344	$120,929	$0
Waivers	$(25,694)	$(29,029)	$0
Net Fee	$492,650	$91,900	$0
U.S. Equity Trust
Gross Fee	$6,089,420	$6,728,753	$5,809,765
Waivers	$(24,435)	$(13,885)	$(4,404)
Net Fee	$6,064,984	$6,714,868	$5,805,361
Utilities Trust
Gross Fee	$1,565,879	$1,341,647	$1,172,859
Waivers	$(5,807)	$(2,594)	$(754)
Net Fee	$1,560,072	$1,339,053	$1,172,105
Value Trust
Gross Fee	$1,973,374	$1,866,058	$1,441,282
Waivers	$(8,125)	$(4,040)	$(1,118)
Net Fee	$1,965,249	$1,862,018	$1,440,164
Value & Restructuring Trust
Gross Fee	$2,461,127	$2,528,388	$2,132,385
Waivers	$(8,990)	$(4,984)	$(1,390)
Net Fee	$2,452,137	$2,523,404	$2,130,995
Pursuant to a Service Agreement dated June 27, 2008, the Adviser provides JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of CCO.
Administrative Service Agreement
Pursuant to a Service Agreement dated June 27, 2008, the Adviser provides JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of CCO. For the three years ended December 31, 2011, the funds paid JHIMS the following amounts under the Service Agreement.

69

Fund	2011	2010	2009
500 Index Trust	$853,685	$823,845	$742,839
500 Index Trust B	$118,182	$116,049	$113,608
Active Bond Trust	$179,532	$209,058	$322,374
All Cap Core Trust	$50,388	$51,437	$52,947
All Cap Value Trust	$57,164	$28,481	$12,928
Alpha Opportunities Trust	$123,553	$106,220	$87,871
Balanced Trust	$16,304	$8,983	$2,214
Blue Chip Growth Trust	$243,165	$235,234	$236,158
Bond PS Series	$5,020	N/A	N/A
Bond Trust	$740,473	$493,416	$30,850
Capital Appreciation Trust	$149,636	$148,823	$134,566
Capital Appreciation Value Trust	$45,191	$47,006	$43,609
Core Allocation Plus Trust	$34,549	$31,400	$25,110
Core Allocation Trust	$15,100	$8,478	$1,721
Core Balanced Strategy Trust	$509	$511	$56
Core Balanced Trust	$26,641	$14,887	$2,694
Core Bond Trust	$240,503	$214,454	$102,304
Core Disciplined Diversification Trust	$25,245	$14,048	$3,025
Core Fundamental Holdings Trust	$37,472	$25,789	$5,635
Core Global Diversification Trust	$43,517	$30,540	$5,547
Core Strategy Trust	$96,957	$91,023	$76,142
Currency Strategies Trust	N/A	N/A	N/A
Disciplined Diversification Trust	$48,073	$42,162	$35,759
Emerging Markets Value Trust	$138,685	$149,302	$121,889
Equity-Income Trust	$269,992	$270,013	$258,123
Financial Services Trust	$21,569	$21,504	$14,267
Franklin Templeton Founding Allocation Trust	$179,135	$194,019	$198,903
Fundamental All Cap Core Trust	$179,307	$184,235	$188,258
Fundamental Holdings Trust	$154,711	$163,090	$152,244
Fundamental Large Cap Value Trust	$35,401	$34,202	$41,688
Fundamental Value Trust	$226,407	$249,225	$254,297
Global Bond Trust	$135,603	$139,287	$138,894
Global Diversification Trust	$113,490	$121,748	$117,298
Global Trust	$87,721	$94,507	$96,952
Growth Equity Trust	$61,809	$71,925	$71,261
Health Sciences Trust	$20,730	$18,933	$25,337
Heritage Trust	$18,653	$19,489	$16,406
High Yield Trust	$33,722	$147,394	$290,909
Income Trust	$59,615	$64,718	$66,433
International Core Trust	$103,545	$115,016	$115,221
International Equity Index Trust A	$44,016	$42,837	$91,234
International Equity Index Trust B	$43,690	$47,648	$54,851
International Growth Stock Trust	$25,434	$5,849	N/A

70

Fund	2011	2010	2009
International Index Trust	$283,578	$282,015	$149,010
International Opportunities Trust	$62,060	$80,280	$86,643
International Small Company Trust	$16,314	$16,613	$24,369
International Value Trust	$140,175	$134,597	$128,510
Investment Quality Bond Trust	$52,069	$56,641	$63,392
Large Cap Trust	$22,552	$24,463	$30,179
Lifecycle 2010 Trust	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A
Lifestyle Aggressive Trust	$59,311	$58,643	$55,862
Lifestyle Balanced PS Series	$2,137	N/A	N/A
Lifestyle Balanced Trust	$1,699,196	$1,740,363	$1,630,752
Lifestyle Conservative PS Series	$871	N/A	N/A
Lifestyle Conservative Trust	$381,334	$397,194	$330,446
Lifestyle Growth PS Series	$3,026	N/A	N/A
Lifestyle Growth Trust	$1,910,893	$1,894,153	$1,788,744
Lifestyle Moderate PS Series	$1,189	N/A	N/A
Lifestyle Moderate Trust	$489,984	$487,826	$427,991
Mid Cap Index Trust	$163,429	$156,951	$141,369
Mid Cap Stock Trust	$108,991	$109,654	$105,725
Mid Cap Value Equity Trust	$18,489	$19,386	$16,704
Mid Value Trust	$106,033	$107,509	$76,513
Money Market Trust	$519,530	$609,399	$850,317
Money Market Trust B	$80,531	$90,338	$145,269
Mutual Shares Trust	$86,065	$86,196	$77,487
Natural Resources Trust	$35,918	$36,555	$44,353
New Income Trust	$392,017	$355,049	$202,528
Real Estate Securities Trust	$54,412	$52,320	$45,789
Real Return Bond Trust	$17,313	$18,775	$163,514
Science & Technology Trust	$57,705	$55,336	$44,874
Short Term Government Income Trust	$78,755	$67,806	$5,810
Small Cap Growth Trust	$58,074	$52,890	$46,643
Small Cap Index Trust	$100,436	$102,418	$87,924
Small Cap Opportunities Trust	$23,305	$23,271	$21,085
Small Cap Value Trust	$79,777	$71,965	$60,277
Small Company Growth Trust	$14,384	$14,938	$15,309
Small Company Value Trust	$53,542	$56,602	$60,738
Smaller Company Growth Trust	$31,965	$30,995	$15,111
Strategic Allocation Trust	$2,396	N/A	N/A

71

Fund	2011	2010	2009
Strategic Income Opportunities Trust	$58,910	$61,998	$96,036
Total Bond Market Trust A	$208,893	$180,675	$147,024
Total Bond Market Trust B	$22,097	$23,709	$25,734
Total Return Trust	$485,860	$506,407	$414,044
Total Stock Market Index Trust	$52,007	$51,081	$50,306
U.S. Equity Trust	$108,909	$125,947	$122,373
Ultra Short Term Bond Trust	$12,955	$3,338	N/A
Utilities Trust	$25,851	$23,326	$23,030
Value & Restructuring Trust	$40,261	$44,499	$43,221
Value Trust	$36,388	$36,166	$31,635
Subadvisory Agreements
Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with Western Asset Management Company Limited (“WAMCL”) and the QS Investors Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned funds (or portion thereof), subject to the supervision of the Board and the Adviser. (In the case of the WAMCL sub-subadvisory agreement, the activities of the sub-subadviser also are subject to the supervision of Western Asset Management Company.)
The subadviser formulates a continuous investment program for each such fund consistent with its investment objective and policies outlined in the Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs. (In the case of the QS Investors Subadvisory Consulting Agreement for the Lifestyle and Lifecycle Trusts, QS Investors does not purchase and sell securities but rather provides information and services to the Adviser to assist the Adviser in this process, as noted below). Each subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds. Prior to January 1, 2010, QS Investors had provided these services to John Hancock Asset Management (North America). Additional information about the funds’ portfolio managers, including other accounts managed, ownership of fund shares, and compensation structure, can be found at Appendix IV to this SAI.
Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each fund. In respect of the sub-subadvisory agreements, the fees are paid by the subadviser to the entity providing the subadvisory services as described below.
QS Investors Subadvisory Consulting Agreement for the Lifestyle and Lifecycle Trusts. The Prospectus refers to a subadvisory consulting agreement between the Adviser and QS Investors for the provision of subadvisory services to the Adviser in regards to the Lifestyle and Lifecycle Trusts. The Lifestyle and Lifecycle Trusts do not incur any expenses in connection with QS Investors’ services other than the advisory fee.
The information and services QS Investors provides to the Adviser pursuant to the Subadvisory Agreement for these funds are as follows:
QS Investors will provide the Adviser the following information and services, as may be requested by the Adviser from time to time:
•	calculate the probability that the subadvisers to the non-Lifestyle and Lifecycle Trusts outperform their performance benchmarks;

•	perform statistical performance analysis of historical manager returns for managers that the Adviser would like to include in its potential line up on a quarterly basis;

•	using its proprietary optimization technology, QS Investors will seek to optimize the Lifestyle and Lifecycle Trusts’ investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each fund, and any constraints that the Adviser may specify on allocations to non-funds) on an annual basis; and

72

•	consult with the Adviser to explain proposed allocations on a quarterly basis and review past performance of the Lifestyle and Lifecycle Trusts provided that QS Investors is given information on the performance of these funds and the actual allocations implemented.
WAMCL Sub-Subadvisory Agreement. The Prospectus refers to a sub-subadvisory agreement between Western Asset Management Company and WAMCL, which is subject to certain conditions as set forth in the Prospectus. Under that agreement WAMCL provides certain investment advisory services to Western Asset Management Company relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of High Yield Trust. Western Asset Management Company pays WAMCL, as full compensation for all services provided under the sub-subadvisory agreement, a portion of its subadvisory fee. JHVIT does not incur any expenses in connection with WAMCL’s services other than the advisory fee.
Franklin Mutual Expense Provision. Franklin Mutual Advisers, LLC (“Franklin Mutual”) may incur certain Expenses (as defined below) on behalf of the Mutual Shares Trust for which the Mutual Shares Trust and not Franklin Mutual will be responsible. In pursuing certain alternative investments, such as those in distressed debt and bankruptcy claims, private transactions and restructuring deals, Franklin Mutual will incur research, due diligence and other expenses. Franklin Mutual will bear all such expenses incurred prior to making an investment decision and Mutual Shares Trust will bear the Expenses incurred after an investment decision is made. “Expenses” shall mean:
(i) certain post investment decision, pre-acquisition due diligence expenses as part of the cost of acquisition of certain investment opportunities for the Mutual Shares Trust; and
(ii) certain post investment expenditures to protect or enhance an investment or to pursue other claims or legal action on behalf of the Mutual Shares Trust.
Franklin Mutual may incur similar expenses for other funds that it manages. Mutual Shares Trust shall be obligated to pay only its proportionate share of the Expenses with respect to the particular investment.
Dimensional Fund Advisors
In the case of Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisors (“DFA”) in which DFA agrees that it will not serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to Disciplined Diversification Trust until April 28, 2013. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if Disciplined Diversification Trust does not reach certain asset levels (which range from $150 million on the first anniversary of the fund’s commencement to $450 million on the fourth anniversary of the fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the Disciplined Diversification Trust, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the Disciplined Diversification Trust during the period.
DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Disciplined Diversification Trust, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for American International Group, Inc., Genworth Financial and AEGON, and their respective subsidiaries.)
Western Asset Management Company
Western Asset Management Company (“WAMCO”), the subadviser of High Yield Trust, is also the subadviser of JHF II Floating Rate Income Fund, a series of JHF II (the “JHF II Floating Rate Income Fund”). In connection with the management of the JHF II Floating Rate Income Fund, the Adviser has entered into an agreement with WAMCO in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the JHF II Floating Rate Income Fund for a period ending on December 31, 2012, and the Adviser agrees that it will

73

develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the JHF II Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the JHF II Floating Rate Income Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the fund’s commencement to $2 billion on the fourth anniversary of the fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the JHF II Floating Rate Income Fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the JHF II Floating Rate Income Fund for the period.
Affiliated Subadvisers – Potential Conflicts of Interest.
The Adviser and the following subadvisers are controlled by MFC and are affiliated: John Hancock Asset Management (North America), Declaration Management & Research LLC and John Hancock Asset Management (collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisers to manage the funds; and (ii) the allocation of the assets of JHVIT’s funds of funds (the “Funds of Funds”) to other funds (“Underlying Funds”) having Affiliated Subadvisers.
In addition, MFC and its John Hancock insurance company subsidiaries may benefit from investment decisions made by Affiliated Subadvisers, including allocation decisions with respect to Fund-of-Funds assets. For example, Affiliated Subadvisers, by selecting more conservative investments, or by making more conservative allocations of Fund-of-Funds assets by increasing the percentage allocation to Underlying Funds which invest primarily in fixed-income securities or otherwise, may reduce the regulatory capital requirements which the John Hancock insurance company subsidiaries of MFC must satisfy in order to support their guarantees under variable annuity and insurance contracts which they issue. In all cases, however, the Adviser in recommending to the Board the appointment or continued service of Affiliated Subadvisers and the Affiliated Subadvisers in selecting investments and allocating Fund-of-Funds assets have a fiduciary duty to act in the best interests of the funds and their shareholders. Moreover, JHVIT’s “manager of managers” exemptive order from the SEC provides that JHVIT obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.
Additional Information Applicable to Subadvisory Agreements
Term of Each Subadvisory Agreement. Each subadvisory agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of that fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.
Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the Agreement; or (b) all of the funds of JHVIT.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any subadvisory agreement, the party may continue to act as investment subadviser with respect to such fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreements. A subadvisory agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the agreement, and also to the relevant fund. The following parties may terminate a subadvisory agreement:
•	the Board;

•	with respect to any fund, a majority of the outstanding voting securities of such fund;

74

•	the Adviser; and

•	the respective subadviser.
A subadvisory agreement will automatically terminate in the event of its assignment.
Amendments to the Agreements. A subadvisory agreement may be amended by the parties to the agreement, provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable fund, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the amendment; or (b) all the funds of JHVIT.
As noted under “Subadvisory Arrangements and Management Biographies” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.
Amount of Subadvisory Fees Paid. For the years ended December 31, 2011, 2010 and 2009, the Adviser paid aggregate subadvisory fees of $130,780,214, $125,068,245 and $114,443,263, respectively, allocated among the funds as follows:

FUND	2011	2010	2009
500 Index Trust	$663,903	$612,034	$487,280
500 Index Trust B	$137,462	$131,123	$119,949
Active Bond Trust	$1,972,266	$2,222,488	$2,962,727
All Cap Core Trust	$1,205,130	$1,179,356	$1,094,092
All Cap Value Trust	$1,364,919	$669,695	$308,319
Alpha Opportunities Trust	$4,721,901	$3,884,344	$2,664,426
Balanced Trust	$466,302	$242,590	$55,666
Blue Chip Growth Trust	$5,922,726	$5,584,957	$5,187,740
Bond PS Series	$47,196.06	$0	$0
Bond Trust	$6,685,872	$4,580,050	$428,004
Capital Appreciation Trust	$2,774,787	$2,665,205	$2,249,560
Capital Appreciation Value Trust	$1,319,841	$1,568,026	$1,306,812
Core Allocation Trust	$4,424	$0	$5,797
Core Allocation Plus Trust	$1,180,081	$1,019,912	$723,769
Core Balanced Strategy Trust	$545	$228	$218
Core Balanced Trust	$7,815	$0	$9,113
Core Bond Trust	$2,406,726	$2,061,633	$1,026,937
Core Disciplined Diversification Trust	$7,396	$0	$10,209
Core Fundamental Holdings Trust	$39,893	$11,556	$19,013
Core Global Diversification Trust	$46,381	$13,647	$19,140
Core Strategy Trust	$103,342	$41,304	$77,656
Currency Strategies Trust	$0	$0	$0
Disciplined Diversification Trust	$983,447	$834,862	$653,271
Emerging Markets Value Trust	$5,130,977	$5,226,995	$3,797,281
Equity-Income Trust	$6,707,736	$6,471,162	$5,756,535
Financial Services Trust	$581,358	$548,661	$331,534
Franklin Templeton Founding Allocation Trust	$52,802	$0	$310,641
Fundamental All Cap Core Trust	$2,971,249	$2,902,974	$2,598,485
Fundamental Holdings Trust	$164,967	$74,213	$215,498
Fundamental Large Cap Value Trust	$615,310	$587,508	$623,785
Fundamental Value Trust	$5,135,790	$5,395,029	$4,778,738
Global Bond Trust	$2,492,145	$2,436,846	$2,144,184
Global Diversification Trust	$121,207	$55,381	$165,805
Global Trust	$2,266,348	$2,313,443	$2,074,654
Growth Equity Trust	$1,368,111	$1,517,009	$1,311,460
Health Sciences Trust	$912,979	$793,915	$925,326
Heritage Trust	$552,222	$554,941	$441,707
High Yield Trust	$551,293	$2,241,506	$3,734,875

75

FUND	2011	2010	2009
Income Trust	$1,545,292	$1,608,283	$1,477,238
International Core Trust	$3,316,713	$3,508,297	$3,078,477
International Equity Index Trust A	$268,460	$246,897	$164,501
International Equity Index Trust B	$280,301	$286,435	$284,559
International Growth Stock Trust	$714,381	$141,665	$0
International Index Trust	$601,213	$566,439	$289,371
International Opportunities Trust	$1,986,994	$2,403,354	$2,238,349
International Small Company Trust	$601,390	$682,417	$728,829
International Value Trust	$3,619,054	$3,286,281	$2,710,664
Investment Quality Bond Trust	$495,891	$546,607	$560,688
Large Cap Trust	$508,821	$527,161	$569,957
Lifecycle 2010 Trust	$0	$0	$0
Lifecycle 2015 Trust	$0	$0	$0
Lifecycle 2020 Trust	$0	$0	$0
Lifecycle 2025 Trust	$0	$0	$0
Lifecycle 2030 Trust	$0	$0	$0
Lifecycle 2035 Trust	$0	$0	$0
Lifecycle 2040 Trust	$0	$0	$0
Lifecycle 2045 Trust	$0	$0	$0
Lifecycle 2050 Trust	$0	$0	$0
Lifestyle Aggressive Trust	$85,229	$47,092	$64,396
Lifestyle Balanced PS Series	$2,966.74	$0	$0
Lifestyle Balanced Trust	$2,435,717	$1,403,711	$1,873,248
Lifestyle Conservative PS Serieis	1363.7	$0	$0
Lifestyle Conservative Trust	$535,157	$318,914	$382,971
Lifestyle Growth PS Series	4192.47	$0	$0
Lifestyle Growth Trust	$2,740,629	$1,523,656	$2,061,635
Lifestyle Moderate PS Series	1645.63	$0	$0
Lifestyle Moderate Trust	$701,695	$392,207	$495,871
Mid Cap Index Trust	$214,015	$200,045	$170,057
Mid Cap Stock Trust	$3,086,408	$2,957,551	$2,514,363
Mid Cap Value Equity Trust	$575,987	$569,185	$436,060
Mid Value Trust	$3,929,879	$3,792,256	$2,555,032
Money Market Trust	$908,784	$1,009,369	$1,196,551
Money Market Trust B	$268,239	$279,154	$329,240
Mutual Shares Trust	$3,228,647	$3,071,053	$2,438,134
Natural Resources Trust	$1,447,759	$1,408,040	$1,457,754
New Income Trust	$4,674,393	$4,781,645	$3,605,392
Real Estate Securities Trust	$1,000,771	$923,732	$682,711
Real Return Bond Trust	$317,084	$365,829	$2,212,523
Science & Technology Trust	$2,550,041	$2,320,631	$1,537,394
Short Term Government Income Trust	$619,890	$510,549	$47,682
Small Cap Growth Trust	$2,595,925	$2,254,291	$1,785,138
Small Cap Index Trust	$184,727	$180,558	$153,038
Small Cap Opportunities Trust	$797,898	$761,555	$609,752
Small Cap Value Trust	$3,499,421	$3,049,609	$2,272,570
Small Company Growth Trust	$585,232	$613,128	$557,291
Small Company Value Trust	$2,291,387	$2,302,792	$2,154,343
Smaller Company Growth Trust	$1,158,543	$1,144,422	$573,449
Strategic Allocation Trust	$17,098.49	$0	$0
Strategic Income Opportunities Trust	$914,823	$974,560	$1,405,417
Total Bond Market Trust A	$282,140	$252,217	$184,348
Total Bond Market Trust B	$30,042	$33,208	$31,555
Total Return Trust	$8,178,887	$8,111,674	$5,958,926
Total Stock Market Index Trust	$139,782	$132,265	$117,661
Ultra Short Term Bond Trust	$94,244	$21,987	$0
U.S. Equity Trust	$2,472,550	$2,747,989	$2,384,996
Utilities Trust	$711,763	$609,840	$533,118
Value & Restructuring Trust	$1,102,795	$1,130,679	$958,483
Value Trust	$767,102	$727,423	$568,747

76

OTHER SERVICES
Proxy Voting Policies
The funds’ proxy voting policies and procedures delegate to the subadviser of each fund the responsibility to vote all proxies relating to securities held by that fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the fund and its shareholders. Complete descriptions of JHVIT’s Procedures and the proxy voting procedures of each of the fund subadvisers are set forth in Appendix IV to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadviser becomes aware of a material conflict of interest, JHVIT’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a)	voting pursuant to the recommendation of a third party voting service;
(b)	voting pursuant to pre-determined voting guidelines; or
(c)	referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix IV. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although subadvisers have a duty to vote all proxies on behalf of the funds they subadvise, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies.
Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge: (1) upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s website at http://www.sec.gov.
DISTRIBUTOR; RULE 12B-1 PLANS
John Hancock Distributors, LLC (the “Distributor”), located at 601 Congress Street, Boston, Massachusetts 02210, is the principal underwriter of JHVIT and distributes shares of JHVIT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHVIT.
The Board has approved Plans (the “Plans”) under Rule 12b-1 under the 1940 Act (“Rule 12b-1”) for Series I shares, Series II shares and, in the case of certain funds, Series III shares. The purpose of each Plan is to encourage the growth and retention of assets of each fund subject to a Plan.
Series I and Series II shares of each fund and Series III shares of certain funds are subject to Rule 12b-1 fees, as described in the Prospectus.
A portion of the Rule 12b-1 fee may constitute a “service fee” as defined in Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”).
Service fees are paid to the Distributor, which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties that have agreed to provide with respect to the shares of JHVIT the kinds of services encompassed by the term “personal service and/or the maintenance of shareholder accounts” as defined in FINRA Conduct Rule 2830(d)(5).

77

Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.
To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
– for any expenses relating to the distribution of the shares of the class,

– for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

– for the payment of “service fees” that come within FINRA Conduct Rule 2830(d)(5).
Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and Distributor. However, payments may be made to non-affiliated insurance companies in the future.
The Plans authorize any payments in addition to fees described above made by a fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.
The Plans may not be amended to increase materially the amount to be spent by a fund without such shareholder approval as is required by Rule 12b-1. All material amendments of a Plan must be approved in the manner described in the rule. Each Plan shall continue in effect: (i) with respect to a fund only so long as the Plan is specifically approved for that fund least annually as provided in the Rule 12b-1; and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHVIT, (b) incumbent Independent Trustees select and nominate any new Independent Trustees of JHVIT and (c) any person who acts as legal counsel for the Independent Trustees is an independent legal counsel. Each Plan may be terminated with respect to any fund at any time as provided in Rule 12b-1.
During the fiscal year ended December 31, 2011, the following amounts were paid pursuant to the Plans:
Series I Shares

		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
500 Index Trust	$539,560	$0
Active Bond Trust	$36,458	$0
All Cap Core Trust	$39,498	$0
All Cap Value Trust	$17,353	$0
Alpha Opportunities Trust	$166	$0
Balanced Trust	$410	$0
Blue Chip Growth Trust	$154,129	$0
Bond Trust	$19,034	$0
Capital Appreciation Trust	$101,893	$0
Capital Appreciation Value Trust	$442	$0
Core Allocation Trust	$5,838	$0
Core Allocation Plus Trust	$13,181	$0
Core Balanced Trust	$12,251	$0
Core Bond Trust	$611	$0
Core Fundamental Holdings Trust	$66	$27
Core Global Diversification Trust	$397	$159
Core Strategy Trust	$38	$0
Disciplined Diversification Trust	$112	$0
Emerging Markets Value Trust	$4,412	$0
Equity-Income Trust	$168,627	$0
Financial Services Trust	$55,428	$0

78

Series I Shares

		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
Franklin Templeton Founding Allocation Trust	$22,916	$0
Fundamental All Cap Core Trust	$66,615	$0
Fundamental Holdings Trust	$6,613	$9,237
Fundamental Large Cap Value Trust	$3,347	$0
Fundamental Value Trust	$193,452	$0
Global Bond Trust	$43,235	$0
Global Diversification Trust	$21,687	$30,317
Global Trust	$84,780	$0
Health Sciences Trust	$29,931	$0
High Yield Trust	$39,661	$0
International Core Trust	$27,879	$0
International Equity Index Trust A	$138,162	$0
International Opportunities Trust	$1,873	$0
International Small Company Trust	$26,461	$0
International Value Trust	$72,462	$0
Investment Quality Bond Trust	$108,231	$0
Large Cap Trust	$71,796	$0
Lifestyle Aggressive Trust	$61,193	$0
Lifestyle Balanced Trust	$419,906	$0
Lifestyle Conservative Trust	$122,725	$0
Lifestyle Growth Trust	$373,688	$0
Lifestyle Moderate Trust	$153,562	$0
Mid Cap Index Trust	$225,416	$0
Mid Cap Stock Trust	$105,492	$0
Mid Value Trust	$148,547	$0
Mutual Shares Trust	$91,905	$0
Natural Resources Trust	$8,516	$0
Real Estate Securities Trust	$51,748	$0
Real Return Bond Trust	$4,825	$0
Science & Technology Trust	$178,987	$0
Short Term Government Income Trust	$48,058	$0
Small Cap Growth Trust	$46,360	$0
Small Cap Index Trust	$104,843	$0
Small Cap Opportunities Trust	$19,570	$0
Small Cap Value Trust	$114,332	$0
Small Company Value Trust	$47,595	$0
Smaller Company Growth Trust	$45,570	$0
Strategic Income Opportunities Trust	$163,415	$0
Total Bond Market Trust A	$39,259	$0
Total Return Trust	$149,743	$0
Total Stock Market Index Trust	$134,639	$0
Ultra Short Term Bond Trust	$1,185	$0
Utilities Trust	$61,948	$0
Value Trust	$106,282	$0

79

     Series II Shares

		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
500 Index Trust	$133,167	$0
Active Bond Trust	$839,093	$0
All Cap Core Trust	$21,262	$0
All Cap Value Trust	$79,733	$0
Blue Chip Growth Trust	$333,628	$0
Bond PS Series	$15,123	$0
Bond Trust	$271,518	$0
Capital Appreciation Trust	$201,077	$0
Capital Appreciation Value Trust	$806,290	$0
Core Allocation Plus Trust	$387,034	$0
Core Allocation Trust	$247,208	$0
Core Balanced Trust	$426,317	$0
Core Bond Trust	$30,073	$0
Core Disciplined Diversification Trust	$462,209	$0
Core Fundamental Holdings Trust	$633,092	$759,710
Core Global Diversification Trust	$755,175	$906,210
Core Strategy Trust	$1,715,400	$0
Disciplined Diversification Trust	$568,684	$0
Equity-Income Trust	$458,378	$0
Financial Services Trust	$69,761	$0
Franklin Templeton Founding Allocation Trust	$3,163,913	$0
Fundamental All Cap Core Trust	$165,105	$0
Fundamental Holdings Trust	$2,682,203	$5,357,273
Fundamental Large Cap Value Trust	$33,511	$0
Fundamental Value Trust	$768,039	$0
Global Bond Trust	$470,629	$0
Global Diversification Trust	$2,067,851	$4,131,653
Global Trust	$80,767	$0
Health Sciences Trust	$149,801	$0
High Yield Trust	$210,485	$0
International Core Trust	$67,229	$0
International Equity Index Trust A	$92,594	$0
International Opportunities Trust	$79,932	$0
International Small Company Trust	$79,581	$0
International Value Trust	$309,786	$0
Investment Quality Bond Trust	$369,354	$0
Large Cap Trust	$25,261	$0
Lifestyle Aggressive Trust	$509,062	$0
Lifestyle Balanced PS Series	$38,038	$0
Lifestyle Balanced Trust	$26,088,009	$0
Lifestyle Conservative PS Series	$17,486	$0
Lifestyle Conservative Trust	$6,172,308	$0
Lifestyle Growth PS Series	$53,752	$0
Lifestyle Growth Trust	$32,199,160	$0
Lifestyle Moderate PS Series	$21,101	$0
Lifestyle Moderate Trust	$8,063,771	$0
Mid Cap Index Trust	$219,617	$0
Mid Cap Stock Trust	$328,319	$0
Mid Value Trust	$240,438	$0
Natural Resources Trust	$421,101	$0
Real Estate Securities Trust	$200,087	$0
Real Return Bond Trust	$203,316	$0
Science & Technology Trust	$136,244	$0

80

     Series II Shares

		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
Short Term Government Income Trust	$185,212	$0
Small Cap Growth Trust	$102,374	$0
Small Cap Index Trust	$167,854	$0
Small Cap Opportunities Trust	$95,261	$0
Small Cap Value Trust	$118,038	$0
Small Company Value Trust	$215,153	$0
Smaller Company Growth Trust	$59,228	$0
Strategic Income Opportunities Trust	$210,713	$0
Total Bond Market Trust A	$178,034	$0
Total Return Trust	$791,722	$0
Total Stock Market Index Trust	$110,692	$0
Ultra Short Term Bond Trust	$225,153	$0
Utilities Trust	$77,545	$0
Value Trust	$84,191	$0
Series III Shares

		DISTRIBUTION
		PAYMENT
	SERVICE FEE	TO THE
FUND	PAYMENTS	DISTRIBUTOR
Core Fundamental Holdings Trust	$32,791	$0
Core Global Diversification Trust	$26,459	$0
Fundamental Holdings Trust	$155,167	$0
Global Diversification Trust	$242	$0
PORTFOLIO BROKERAGE
Pursuant to the subadvisory agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the funds. The subadvisers have no formula for the distribution of fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
• price, dealer spread or commission, if any;

• the reliability, integrity and financial condition of the broker-dealer;

• size of the transaction;

• difficulty of execution;

• brokerage and research services provided; and

• confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to a fund and any other accounts managed by the subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

81

-	Regular Broker-Dealers. The table below presents information regarding the securities of the funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the funds as of the fiscal year ended December 31, 2011.

	($000s)	($000s)
	Bank of America	Barclays	($000s)	($000s)
	Corp.	Bank PLC	BNP Paribas	Citigroup, Inc.
500 Index Trust	$29,726	—	—	$40,553
500 Index B Trust	$4,150	—	—	$5,664
Active Bond Trust	$38,818	$1,344	—	$11,737
All Cap Core Trust	—	—	—	—
All Cap Value Trust	—	—	—	—
Alpha Opportunities Trust	$4,029	$1,546	—	—
Balanced Trust	$630	$172	$118	$304
Blue Chip Growth Trust	—	—	—	—
Bond PS Series	$560	$587	—	$347
Bond Trust	$52,796	$32,215	—	$27,575
Capital Appreciation Trust	—	—	—	—
Capital Appreciation Value Trust	—	—	—	—
Core Allocation Trust	—	—	—	—
Core Allocation Plus Trust	$39,998	$244	—	$1,259
Core Balanced Strategy Trust	—	—	—	—
Core Balanced Trust	—	—	—	—
Core Bond Trust	$21,873	—	—	$10,245
Core Disciplined Diversification Trust	—	—	—	—
Core Fundamental Holdings Trust	—	—	—	—
Core Global Diversification Trust	—	—	—	—
Core Strategy Trust	—	—	—	—
Currency Strategies Trust	—	—	—	—
Disciplined Diversification Trust	$647	$171	$203	$571
Emerging Markets Value Trust	—	—	—	—
Equity-Income Trust	$12,716	—	—	—
Financial Services Trust	$200	$3,892	—	—
Franklin Templeton Founding Allocation	—	—	—	—
Fundamental All Cap Core	$30,848	—	—	—
Fundamental Holdings	—	—	—	—
Fundamental Large Cap Value	$5,147	—	—	—
Fundamental Value	—	—	—	—
Global Bond Trust	$28,733	$1,927	$9,454	$20,615
Global Diversification	—	—	—	—
Global Trust	$1,430	—	$2,767	$4,647
Growth Equity Trust	—	—	—	—
Health Sciences Trust	—	—	—	—
Heritage Trust	—	—	—	—
High Yield Trust	$4,019	—	—	$2,281
Income Trust	$9,374	$406	—	$2,840

82

	($000s)	($000s)
	Bank of America	Barclays	($000s)	($000s)
	Corp.	Bank PLC	BNPP aribas	Citigroup, Inc.
International Core Trust	—	$4,798	$1,849	—
International Equity Index A Trust	—	$624	$732	—
International Equity Index B Trust	—	$609	$709	—
International Growth Stock Trust	—	—	$1,685	—
International Index Trust	—	$6,293	$7,586	—
International Opportunities Trust	—	—	—	$6,131
International Small Company Trust	—	—	—	—
International Value Trust	—	—	$15,346	—
Investment Quality Bond Trust	$7,173	$1,313	—	$4,965
Large Cap Trust	—	—	—	$2,977
Lifecycle 2010 Trust	—	—	—	—
Lifecycle 2015 Trust	—	—	—	—
Lifecycle 2020 Trust	—	—	—	—
Lifecycle 2025 Trust	—	—	—	—
Lifecycle 2030 Trust	—	—	—	—
Lifecycle 2035 Trust	—	—	—	—
Lifecycle 2040 Trust	—	—	—	—
Lifecycle 2045 Trust	—	—	—	—
Lifecycle 2050 Trust	—	—	—	—
Lifestyle Aggressive Trust	—	—	—	—
Lifestyle Balanced PS Series	—	—	—	—
Lifestyle Balanced	—	—	—	—
Lifestyle Conservative PS Series	—	—	—	—
Lifestyle Conservative Trust	—	—	—	—
Lifestyle Growth PS Series	—	—	—	—
Lifestyle Growth Trust	—	—	—	—
Lifestyle Moderate PS Series	—	—	—	—
Lifestyle Moderate Trust	—	—	—	—
Mid Cap Index Trust	—	—	—	—
Mid Cap Stock Trust	—	—	—	—
Mid Cap Value Equity Trust	—	—	—	—
Mid Value Trust	—	—	—	—
Money Market Trust	—	$184,998	—	$167,632
Money Market B Trust	—	$26,000	—	$16,013
Mutual Shares Trust	—	—	—	$2,736
Natural Resources Trust	—	—	—	—
New Income Trust	$17,502	$5,516	—	$20,778
Real Estate Securities Trust	—	—	—	—
Real Return Bond Trust	$1,709	$466	—	$3,788
Science & Technology Trust	—	—	—	—
Short Term Government Income Trust	—	—	—	—
Small Cap Growth Trust	—	—	—	—
Small Cap Index Trust	—	—	—	—
Small Cap Opportunities Trust	—	—	—	—
Small Cap Value Trust	$18,200	—	—	—
Small Company Growth Trust	—	—	—	—
Small Company Value Trust	—	—	—	—
Smaller Company Growth Trust	—	—	—	—

83

	($000s)	($000s)
	Bank of America	Barclays	($000s)	($000s)
	Corp.	Bank PLC	BNP Paribas	Citigroup, Inc.
Strategic Allocation Trust	$427	$409	$99	$854
Strategic Income Opportunities Trust	$1,440	—	—	$1,181
Total Bond Market A Trust	$12,752	$1,413	$898	$10,535
Total Bond Market B Trust	$843	$103	$113	$872
Total Return Trust	$35,197	$34,687	$8,577	$53,328
Total Stock Market Index Trust	$1,324	—	—	$1,795
Ultra Short Term Bond Trust	$3,111	$996	$494	$1,464
U.S. Equity Trust	$941	—	—	$276
Utilities Trust	—	—	—	—
Value & Restructuring Trust	—	—	—	$1,138
Value Trust	—	—	—	—

	($000s)		($000s)
	Credit Suisse First	($000s)	Goldman Sachs	($000s)
	Boston	Deutsche Bank AG	Group, Inc.	Jefferies & Co.
500 Index Trust	—	—	$23,483	—
500 Index B Trust	—	—	$3,278	—
Active Bond Trust	$3,863	—	$21,985	$2,229
All Cap Core Trust	—	—	—	—
All Cap Value Trust	—	—	—	—
Alpha Opportunities Trust	—	$26,500	$1,667	—
Balanced Trust	$329	$123	$216	$31
Blue Chip Growth Trust	—	—	$640	—
Bond PS Series	$512	—	$1,010	$282
Bond Trust	$29,339	—	$56,060	$12,122
Capital Appreciation Trust	—	—	$9,307	—
Capital Appreciation Value Trust	—	—	—	—
Core Allocation Trust	—	—	—	—
Core Allocation Plus Trust	$582	—	$1,318	—
Core Balanced Strategy Trust	—	—	—	—
Core Balanced Trust	—	—	—	—
Core Bond Trust	$14,572	—	$6,524	—
Core Disciplined Diversification Trust	—	—	—	—
Core Fundamental Holdings Trust	—	—	—	—
Core Global Diversification Trust	—	—	—	—
Core Strategy Trust	—	—	—	—
Currency Strategies Trust	—	—	—	—
Disciplined Diversification Trust	$141	$221	$399	—
Emerging Markets Value Trust	—	—	—	—
Equity-Income Trust	—	—	—	—
Financial Services Trust	—	—	$3,471	—
Franklin Templeton Founding Allocation	—	—	—	—
Fundamental All Cap Core	—	—	$22,585	—
Fundamental Holdings	—	—	—	—
Fundamental Large Cap Value	—	—	$7,817	—
Fundamental Value	—	—	$5,580	—

84

	($000s)		($000s)
	Credit Suisse First	($000s)	Goldman Sachs	($000s)
	Boston	Deutsche Bank AG	Group, Inc.	Jefferies & Co.
Global Bond Trust	$1,404	—	$2,056	—
Global Diversification	—	—	—	—
Global Trust	$4,414	$7,939	—	—
Growth Equity Trust	—	—	—	—
Health Sciences Trust	—	—	—	—
Heritage Trust	—	—	—	—
High Yield Trust	—	$12,000	—	—
Income Trust	—	$917	—	—
International Core Trust	—	$723	—	—
International Equity Index A Trust	$538	$668	—	—
International Equity Index B Trust	$504	$675	—	—
International Growth Stock Trust	—	—	—	—
International Index Trust	$5,369	$7,046	—	—
International Opportunities Trust	—	—	—	—
International Small Company Trust	—	—	—	—
International Value Trust	$21,714	—	—	—
Investment Quality Bond Trust	$896	$50,200	$4,408	—
Large Cap Trust	—	—	—	—
Lifecycle 2010	—	—	—	—
Lifecycle 2012	—	—	—	—
Lifecycle 2020	—	—	—	—
Lifecycle 2025	—	—	—	—
Lifecycle 2030	—	—	—	—
Lifecycle 2035	—	—	—	—
Lifecycle 2040	—	—	—	—
Lifecycle 2045	—	—	—	—
Lifecycle 2050	—	—	—	—
Lifestyle Aggressive	—	—	—	—
Lifestyle Balanced PS Series	—	—	—	—
Lifestyle Balanced	—	—	—	—
Lifestyle Conservative PS Series	—	—	—	—
Lifestyle Conservative	—	—	—	—
Lifestyle Growth PS Series	—	—	—	—
Lifestyle Growth	—	—	—	—
Lifestyle Moderate PS Series	—	—	—	—
Lifestyle Moderate	—	—	—	—
Mid Cap Index Trust	—	—	—	$2,079
Mid Cap Stock Trust	—	$12,300	—	—
Mid Cap Value Equity Trust	—	—	—	—
Mid Value Trust	—	—	—	—
Money Market Trust	—	$184,996	—	—
Money Market B Trust	—	$24,999	—	—
Mutual Shares Trust	—	—	—	—
Natural Resources Trust	—	$6,600	—	—
New Income Trust	$1,076	—	$11,185	$2,428
Real Estate Securities Trust	—	—	—	—
Real Return Bond Trust	$7,509	—	$1,813	—
Science & Technology Trust	—	—	—	—

85

	($000s)		($000s)
	Credit Suisse First	($000s)	Goldman Sachs	($000s)
	Boston	Deutsche Bank AG	Group, Inc.	Jefferies & Co.
Short Term Government Income Trust	—	—	—	—
Small Cap Growth Trust	—	$5,300	—	—
Small Cap Index Trust	—	—	—	—
Small Cap Opportunities Trust	—	—	—	—
Small Cap Value Trust	—	—	—	—
Small Company Growth Trust	—	—	—	—
Small Company Value Trust	—	—	—	—
Smaller Company Growth Trust	—	—	—	—
Strategic Allocation Trust	$329	—	$202	$254
Strategic Income Opportunities Trust	—	—	—	—
Total Bond Market A Trust	$3,295	$3,054	$9,746	—
Total Bond Market B Trust	$323	$550	$961	$53
Total Return Trust	$14,829	$7,373	$23,919	—
Total Stock Market Index Trust	—	—	$1,100	$60
Ultra Short Term Bond Trust	$983	$100	$753	$1,015
U.S. Equity Trust	—	—	—	$91
Utilities Trust	—	—	—	—
Value & Restructuring Trust	—	—	—	—
Value Trust	—	—	—	—

	($000s)	($000s)
	JP Morgan Chase &	Morgan Stanley &	($000s)	($000s)
	Co.	Co., Inc	State Street Corp.	UBS AG
500 Index Trust	$66,646	$11,823	$10,459	—
500 Index B Trust	$9,302	$1,654	$1,460	—
Active Bond Trust	$51,039	$18,387	$148,554	$10,966
All Cap Core Trust	—	—	$4,628	—
All Cap Value Trust	$4,599	—	$8,116	—
Alpha Opportunities Trust	$5,278	—	—	—
Balanced Trust	$1,471	$389	$347	—
Blue Chip Growth Trust	$3,016	—	$6,901	—
Bond PS Series	$1,141	$651	$319	—
Bond Trust	$65,125	$30,044	$27,446	$393
Capital Appreciation Trust	—	—	—	—
Capital Appreciation Value Trust	$3,598	—	—	—
Core Allocation Trust	—	—	—	—
Core Allocation Plus Trust	$3,250	$1,051	—	$573
Core Balanced Strategy Trust	—	—	—	—
Core Balanced Trust	—	—	—	—
Core Bond Trust	$60,814	$11,532	$147,883	—
Core Disciplined Diversification Trust	—	—	—	—
Core Fundamental Holdings Trust	—	—	—	—
Core Global Diversification Trust	—	—	—	—
Core Strategy Trust	—	—	—	—
Currency Strategies Trust	—	—	—	—
Disciplined Diversification Trust	$1,635	$234	$249	$255

86

	($000s)	($000s)
	JP Morgan Chase &	Morgan Stanley &	($000s)	($000s)
	Co.	Co., Inc	State Street Corp.	UBS AG
Emerging Markets Value Trust	—	—	$3,822	—
Equity-Income Trust	$45,043	$5,598	$3,839	—
Financial Services Trust	—	—	—	—
Franklin Templeton Founding Allocation	—	—	—	—
Fundamental All Cap Core	$16,781	—	$18,110	—
Fundamental Holdings	—	—	—	—
Fundamental Large Cap Value	$9,803	—	$6,025	—
Fundamental Value	$2,461	—	—	—
Global Bond Trust	$21,760	$5,126	$13	—
Global Diversification	—	—	—	—
Global Trust	$2,733	$4,849	—	$4,491
Growth Equity Trust	$4,231	—	—	—
Health Sciences Trust	—	—	$611	—
Heritage Trust	—	—	$2,107	—
High Yield Trust	—	—	—	—
Income Trust	$11,975	—	—	$3,008
International Core Trust	—	—	$19,022	—
International Equity Index A Trust	—	—	—	$832
International Equity Index B Trust	—	—	—	$833
International Growth Stock Trust	—	—	$22,865	—
International Index Trust	—	—	—	$8,670
International Opportunities Trust	—	—	$19,876	—
International Small Company Trust	—	—	$990	—
International Value Trust	—	—	—	$12,934
Investment Quality Bond Trust	$7,374	$3,554	—	—
Large Cap Trust	$3,076	$1,922	—	—
Lifecycle 2010	—	—	—	—
Lifecycle 2012	—	—	—	—
Lifecycle 2020	—	—	—	—
Lifecycle 2025	—	—	—	—
Lifecycle 2030	—	—	—	—
Lifecycle 2035	—	—	—	—
Lifecycle 2040	—	—	—	—
Lifecycle 2045	—	—	—	—
Lifecycle 2050	—	—	—	—
Lifestyle Aggressive	—	—	—	—
Lifestyle Balanced PS Series	—	—	—	—
Lifestyle Balanced	—	—	—	—
Lifestyle Conservative PS Series	—	—	—	—
Lifestyle Conservative	—	—	—	—
Lifestyle Growth PS Series	—	—	—	—
Lifestyle Growth	—	—	—	—
Lifestyle Moderate PS Series	—	—	—	—
Lifestyle Moderate	—	—	—	—
Mid Cap Index Trust	—	—	—	—
Mid Cap Stock Trust	—	—	—	—
Mid Cap Value Equity Trust	—	—	—	—

87

	($000s)	($000s)	($000s)	($000s)
	JP Morgan Chase &	Morgan Stanley &
	Co.	Co., Inc	State Street Corp.	UBS AG
Mid Value Trust	—	—	$3,919	—
Money Market Trust	$159,146	—	—	$185,275
Money Market B Trust	$9,812	—	—	$24,996
Mutual Shares Trust	—	$4,748	—	$3,002
Natural Resources Trust	—	—	—	—
New Income Trust	$42,649	$50,819	—	$17,745
Real Estate Securities Trust	—	—	—	—
Real Return Bond Trust	$8,384	$2,250	—	—
Science & Technology Trust	—	—	$467	—
Short Term Government Income Trust	—	—	—	—
Small Cap Growth Trust	—	—	—	—
Small Cap Index Trust	—	—	—	—
Small Cap Opportunities Trust	—	—	$417	—
Small Cap Value Trust	—	—	—	—
Small Company Growth Trust	—	—	$657	—
Small Company Value Trust	—	—	$518	—
Smaller Company Growth Trust	—	—	$874	—
Strategic Allocation Trust	$100	$101	—	—
Strategic Income Opportunities Trust	$4,528	$4,138	—	$722
Total Bond Market A Trust	$19,237	$18,388	$37,156	—
Total Bond Market B Trust	$2,267	$1,246	$1,753	$162
Total Return Trust	$25,222	$34,706	$395	$14,791
Total Stock Market Index Trust	$3,102	$680	$479	—
Ultra Short Term Bond Trust	$2,033	$490	—	$297
U.S. Equity Trust	$525	—	$1,785	—
Utilities Trust	—	—	—	—
Value & Restructuring Trust	$2,095	—	—	—
Value Trust	—	—	$19,464	—
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers also may receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a subadviser and its affiliates receive such services.

88

As noted above, a subadviser may purchase new issues of securities for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Exchange Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
• the value of securities;

• the advisability of purchasing or selling securities;

• the availability of securities or purchasers or sellers of securities; and

• analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) fund strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by a subadviser, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for the funds, which may not be used in connection with a fund, will also be available for the benefit of other funds and accounts managed by the subadvisers.
Commission Recapture Program. The Board has adopted a commission recapture program. Under the program, a percentage of commissions generated by a fund’s portfolio transactions is rebated to that fund by the broker-dealers and credited to short-term security gain/loss.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the funds. Although investment determinations for the funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the subadvisers also may be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the fund believes that their participation in such transactions on balance will produce better overall results for the fund.
Affiliated Underwriting Transactions by the Subadvisers. JHVIT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit a fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.
Brokerage Commission Paid. For the years ended December 31, 2011, 2010 and 2009, JHVIT paid brokerage commissions in connection with portfolio transactions of $21,781,950, $26,674,746 and $31,868,501, respectively, allocated among the funds as follows:

89

	Total Commissions	Total Commissions	Total Commissions
	Paid	Paid	Paid
	for Fiscal Year	for Fiscal Year	for Fiscal Year
	Ended	Ended	Ended
Fund	31-Dec-11	31-Dec-10	31-Dec-09
500 Index Trust	$80,478	$121,282	$63,770
500 Index Trust B	$9,258	$20,553	$45,152
Active Bond Trust	$0	$3,035	$9,807
All Cap Core Trust	$580,979	$608,173	$467,226
All Cap Value Trust	$273,177	$258,398	$96,329
Alpha Opportunities Trust	$2,484,958	$2,663,418	$2,310,739
Balanced Trust	$29,309	$22,178	8523
Blue Chip Growth Trust	$615,680	$729,061	$1,065,540
Bond PS Series	$0	$0	$0
Bond Trust	$18,565	$0	$0
Capital Appreciation Trust	$859,965	$1,256,253	$1,352,746
Capital Appreciation Value Trust	$213,783	$185,686	$208,811
Core Allocation Trust	N/A	N/A	N/A
Core Allocation Plus Trust	$411,439	$425,989	$406,075
Core Balanced Strategy Trust	$0	$0	$0
Core Balanced Trust	$0	$0	$0
Core Bond Trust	$0	$0	$0
Core Disciplined Diversification Trust	$0	$0	$0
Core Fundamental Holdings Trust	$0	$0	$0
Core Global Diversification Trust	$0	$0	$0
Core Strategy Trust	$0	$0	$0
Currency Strategies Trust	$0	$0	$0
Disciplined Diversification Trust	$15,423	$19,995	$98,582
Emerging Markets Value Trust	$348,105	$450,214	$627,821
Equity-Income Trust	$434,606	$369,102	$455,190
Financial Services Trust	$44,808	$18,503	$21,372
Franklin Templeton Founding Allocation Trust	N/A	$527,741	N/A
Fundamental All Cap Core Trust	$2,004,992	$770,201	$4,255,006
Fundamental Holdings Trust	$0	$0	$0
Fundamental Large Cap Value Trust	$31,902	$804,673	$911,602
Fundamental Value Trust	$405,487	$6,080	$667,722
Global Bond Trust	$4,790	$232,890	14426
Global Diversification Trust	$0	$0	$0
Global Trust	$470,823	$605,141	$232,080
Growth Equity Trust	$408,974	$108,974	$783,360
Health Sciences Trust	$117,787	$166,009	$114,397
Heritage Trust	$84,760	$233,934	$198,826
High Yield Trust	$0	$75,096	$0
Income Trust	$69,633	$345,481	$69,449
International Core Trust	$315,809	$51,211	$311,965
International Equity Index Trust A	$12,107	$18,596	$1,090,686
International Equity Index Trust B	$19,139	$117,182	$128,586
International Growth Stock Trust	$197,721	$293,218	N/A
International Index Trust	$240,199	$1,546,187	436004
International Opportunities Trust	$984,160	$83,152	$1,482,189

90

	Total Commissions	Total Commissions	Total Commissions
	Paid	Paid	Paid
	for Fiscal Year	for Fiscal Year	for Fiscal Year
	Ended	Ended	Ended
Fund	31-Dec-11	31-Dec-10	31-Dec-09
International Small Company Trust	$15,274	$655,787	$142,760
International Value Trust	$1,117,800	$3	$769,783
Investment Quality Bond Trust	N/A	$203,397	$480
Large Cap Trust	$251,550	$413,695	$484,182
Lifecycle 2010 Trust	$0	$0	$0
Lifecycle 2015 Trust	$0	$0	$0
Lifecycle 2020 Trust	$0	$0	$0
Lifecycle 2025 Trust	$0	$0	$0
Lifecycle 2030 Trust	$0	$0	$0
Lifecycle 2035 Trust	$0	$0	$0
Lifecycle 2040 Trust	$0	$0	$0
Lifecycle 2045 Trust	$0	$0	$0
Lifecycle 2050 Trust	$0	$0	$0
Lifestyle Aggressive Trust	$0	$73	$0
Lifestyle Balanced PS Series	$0	$0	$0
Lifestyle Balanced Trust	$0	$0	$0
Lifestyle Conservative PS Series	$0	$0	$0
Lifestyle Conservative Trust	$0	$0	$0
Lifestyle Growth PS Series	$0	$0	$0
Lifestyle Growth Trust	$0	$0	$0
Lifestyle Moderate PS Series	$0	$0	$0
Lifestyle Moderate Trust	$0	$0	$0
Mid Cap Index Trust	$49,443	$2,071,252	$57,394
Mid Cap Stock Trust	$1,754,863	$170,384	$3,121,989
Mid Cap Value Equity Trust	$103,966	$641,805	$145,534
Mid Value Trust	$630,702	$0	$762,749
Money Market Trust	$0	$0	$0
Money Market Trust B	$0	$289,423	$0
Mutual Shares Trust	$317,393	$390,497	$489,184
Natural Resources Trust	$404,203	$9,341	$217,570
New Income Trust	N/A	$3,133,211	$120,627
Real Estate Securities Trust	$794,404	$535	$811,727
Real Return Bond Trust	$292	$956,491	2594
Science & Technology Trust	$888,159	$0	$818,271
Short Term Government Income Trust	N/A	$1,452,208	$0
Small Cap Growth Trust	$1,328,568	$94,252	$1,667,864
Small Cap Index Trust	$50,714	$153,523	$463,353
Small Cap Opportunities Trust	$134,567	$223,094	$238,613
Small Cap Value Trust	$214,721	$104,970	$280,476
Small Company Growth Trust	$88,196	$99,048	$167,626
Small Company Value Trust	$57,128	$619,066	$224,724
Smaller Company Growth Trust	$546,747	$490,149	$404,122
Strategic Allocation Trust	$0	$0	$0
Strategic Income Opportunities Trust	$31,902	$0	$17,027
Total Bond Market Trust A	$0	$0	$0
Total Bond Market Trust B	$0	$20,610	$0
Total Return Trust	$7,399	$20,269	43079

91

	Total Commissions	Total Commissions	Total Commissions
	Paid	Paid	Paid
	for Fiscal Year	for Fiscal Year	for Fiscal Year
	Ended	Ended	Ended
Fund	31-Dec-11	31-Dec-10	31-Dec-09
Total Stock Market Index Trust	$14,583	$0	$33,464
Ultra Short Term Bond Trust	$0	$634,742	$0
U.S. Equity Trust	$127,963	$249,388	$293,303
Utilities Trust	$278,318	$183,478	$319,002
Value & Restructuring Trust	$274,727	$223,334	$246,455
Value Trust	$187,612	$121,282	$388,733
Brokerage Commissions Paid to Affiliated Brokers. For the years ended December 31, 2011, 2010 and 2009, commissions were paid by a fund to brokers affiliated with the fund’s subadvisers as follows:
Commissions Paid to Morgan Stanley. For the years ended December 31, 2011, 2010 and 2009, brokerage commissions were paid as follows:

			% OF FUND’S	% OF AGGREGATE $
			BROKERAGE	AMOUNT
	AGGREGATE $		COMMISSIONS	OF TRANSACTIONS FOR
	AMOUNT OF		REPRESENTED	THE
Value	COMMISSIONS		FOR THE PERIOD	PERIOD
Year ended December 31, 2011:	$0		0.00%	0.00%
Year ended December 31, 2010:	$4,498	*	2.01%	0.40%
Year ended December 31, 2009:	$38,512		9.91%	1.23%

*	Morgan Stanley was an affiliated broker of the fund until April 30, 2010. On this date the fund changed sub-advisers from Van Kampen to Invesco Advisers. Transactions with Morgan Stanley after this event are not included in this analysis.
Commissions Paid to Wachovia. For the years ended December 31, 2011, 2010 and 2009, brokerage commissions were paid as follows:

		% OF FUND’S	% OF AGGREGATE $
		BROKERAGE	AMOUNT
	AGGREGATE $	COMMISSIONS	OF TRANSACTIONS FOR
	AMOUNT OF	REPRESENTED	THE
Capital Appreciation Trust	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended December 31, 2011:	$0	0.00%	0.00%
Year ended December 31, 2010:	$0	0.00%	0.00%
Year ended December 31, 2009:	$285	0.02%	0.02%
REDEMPTION OF SHARES
JHVIT will redeem all full and fractional fund shares for cash at the NAV per share of each fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
•	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHVIT.
Special Redemptions. Although it would not normally do so, a fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, in accordance with policies and procedures approved by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.

92

JHVIT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:
•	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

•	the distributed securities are valued in the same manner as they are in computing the fund’s NAV;

•	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

•	the Trustees of JHVIT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.
DETERMINATION OF NET ASSET VALUE
Portfolio securities are valued by various methods which are generally described below. As noted in the prospectus, portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances.
Equity Securities Traded on Stock Exchanges
Most equity securities that are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales prices as of the close of the exchange in the principal market on which the security trades, or, lacking any sales, at the closing bid prices. Certain exceptions exist. For example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price.
Securities Traded on the OTC Market
Securities traded only in the OTC market are generally valued at the last bid prices quoted by brokers that make markets in the securities at the close of regular trading on the NYSE.
Debt Securities and Convertible Securities
Debt securities for which market quotations are readily available may be valued at market value determined by the security’s most recent bid price (sales price if the principal market is an exchange) in the principal market in which it is normally traded, as furnished by recognized dealers in such securities. Debt securities (other than certain short term debt securities which are valued at amortized cost) and convertible securities also may be valued on the basis of information furnished by a pricing service. A number of pricing services are available and the funds may use various pricing services or discontinue the use of any pricing service.
Short Term Debt Instruments and Instruments held by the Money Market Trusts
Certain short term debt instruments held by each of the funds (except the Money Market Trusts) and all instruments held by the Money Market Trusts, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, a fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
Open-End Investment Companies
Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.

93

Securities Denominated in Foreign Currencies
+
The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE.
Options and Futures Contracts
Exchange-traded options are valued at the mean of the bid and ask prices.
Futures contracts are valued at the most recent settlement price.
Limited Partnerships and Pooled Investment Vehicles
The value of a fund’s interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be determined by fair valuation. In general, the fair value of a fund’s interest in a hedge fund will represent the amount that the fund could reasonably expect to receive from a hedge fund or from a third party if the fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the fund’s Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Non-Negotiable Security
A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were liquidated at the time of valuation.
Money Market Trusts — Rule 2a-7
Money Market Trust B seeks to maintain a constant net asset value (“NAV”) of $1.00 per share.
Each Money Market Trust uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, each Money Market Trust will maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike a Money Market Trust’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. In addition, each Money Market Trust is only permitted to purchase securities that the subadviser determines present minimal credit risks and at the time of purchase are “eligible securities,” as defined by Rule 2a-7. Generally, eligible securities must be rated by a NRSRO in one of the two highest rating categories for short-term debt obligations or be of comparable quality. In accordance with Rule 2a-7, the Board has designated the following four NRSROs for the purposes of determining the eligibility of portfolio securities: Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”) and DBRS Limited (“DBRS”). Appendix I to this SAI contains further information concerning the ratings of these NRSROs and their significance.
Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities. Each Money Market Trust will invest only in First Tier securities that have remaining maturities of 397 days or less, and will invest only in Second Tier securities that have remaining maturities of 45 days or less. A Money Market Trust may not invest more than 3% of its total assets in Second Tier securities.
The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Money Market Trust’s constant NAV per share as computed for the purpose of sales and redemptions. The procedures direct the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $1.00. The procedures also direct the Adviser to determine NAV based upon available market quotations (“Shadow Pricing”), pursuant to which each Money Market Trust shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of JHVIT, of the fair value of securities held by a Money Market Trust.

94

In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in NAV, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from a Money Market Trust’s amortized cost NAV may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:
•	redeeming shares in kind;
•	selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a Money Market Trust;
•	withholding or reducing dividends;
•	utilizing an NAV based on available market quotations; or
•	investing all cash in instruments with a maturity on the next business day.
A Money Market Trust also may reduce the number of its shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the fund’s constant NAV per share. Any such redemption will be treated as a negative dividend for purposes of the net investment factor under the contracts issued by John Hancock New York and John Hancock USA.
Each Money Market Trust intends to hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the fund’s obligations under Section 22(e) of the 1940 Act and any commitments the fund has made to shareholders. A Money Market Trust will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. In addition, each Money Market Trust will hold sufficiently liquid securities to meet the following daily and weekly standards: (a) the fund will not acquire any security other than cash, U.S. Government securities, or securities convertible to cash within one business day (“Daily Liquid Assets”) if, immediately after the acquisition, the fund would have invested less than 10% of its total assets in Daily Liquid Assets; and (b) the fund will not acquire any security other than cash, U.S. Government securities, or securities convertible to cash within five business days (“Weekly Liquid Assets”) if, immediately after the acquisition, the fund would have invested less than 30% of its total assets in Weekly Liquid Assets.
Each Money Market Trust has developed policies and procedures reasonably designed to consider factors that could affect the fund’s liquidity needs, including characteristics of the fund’s investors and their likely redemptions, and assure that appropriate efforts are undertaken to identify risk characteristics of shareholders.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings, to protect the interests of the shareholders of the funds and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of the funds’ subadvisers, principal underwriter or affiliated persons of the Adviser, subadvisers or principal underwriter. The Trust’s general policy with respect to the release of a fund’s portfolio holdings to non-affiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Trust applies its policy uniformly to all potential recipients of such information, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.
Portfolio holdings information for a fund that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. A fund’s material nonpublic holdings information may be provided to non-affiliated persons as part of the investment activities of the fund to: entities that, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Moody’s, S&P, Fitch, Morningstar and Lipper, Vestik (Thompson Financial) or other entities for the purpose

95

of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over the Trust and its affiliates; and institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can be approved only by the Trust’s Chief Compliance Officer (“CCO”) or the CCO’s duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
As of the date of this SAI, the entities receiving information described in the preceding paragraph are: SS&C Technologies (reconciliation), Citigroup Global Transactions Services (middle office services), ITG Solutions (trade analysis), SEI (middle and back office functions), Barra (performance), Barclay Capital (portfolio analysis), Star Compliance (monitoring), BBH (compliance monitoring), Mathias & Carr (binding), Diversified Information Technologies (data storage), Bloomberg (research), Proxy Governance (proxy voting), Bell Global Media (reporting), Cogent (commission tracking), MacGregor (trading), Plexus (analytics), Omgeo (software), Abel Noser (execution), Global Trading Analytics (analytics), Glass Lewis (proxy voting), Northern Trust (back office), BNYM (middle office functions), TCS of America (technology support), State Street Investment Management Solutions (derivatives support), Markit (loan pricing), Fidelity (monthly with 36 day lag), Swift (messaging), Vestek (analytics, monthly with 30 day lag); Evare (3rd party reconciliation); Morningstar (rating organization, monthly with 32 day lag); Lipper (rating organization, monthly with 32 day lag); Fact Set (analytics); PricewaterhouseCoopers (audit services, annually); ISS (class action services, proxy voting, monthly with 36 day lag); Elkins McSherry (analytics, quarterly); Broadridge (proxy voting); CAPIS (analytics, quarterly); Gainskeeper (tax analysis); Goldman Sachs (securities lending); Electra (3rd party reconciliation); Advent (third party reconciliation), and FX Transparency (foreign exchange analysis, quarterly). If not otherwise noted, portfolio holding information is provided as frequently as daily with a one day lag.
The CCO is required to pre-approve the disclosure of nonpublic information regarding a fund’s portfolio holdings to any affiliated persons of the Trust. The CCO will use the same three considerations stated above before approving disclosure of a fund’s nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of a fund’s portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO shall then provide annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of a fund’s nonpublic information to a non-affiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the Trust, the CCO shall refer the conflict to the Board. The Board shall then permit such disclosure of a fund’s nonpublic information only if in its reasonable business judgment it concludes that such disclosure will be in the best interests of the Trust’s shareholders.
The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing a fund’s nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
Registered investment companies and separate accounts that are advised or subadvised by a fund’s subadvisers may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of a fund. Neither such registered investment companies and separate accounts nor the fund’s subadvisers are subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. A fund’s subadvisers may not, and the Trust’s Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.
In addition, the Adviser or the fund’s subadvisers may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadviser that is not affiliated with the Adviser and a wrap account sponsor. Finally, the Adviser or a fund’s subadvisers may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.
The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed above, and is not deemed to be the disclosure of a fund’s nonpublic portfolio holdings information.

96

As a result of a fund’s inability to control the disclosure of information as noted above, there can be no guarantee that this information would not be used in a way that adversely impacts a fund. Nonetheless, a fund has oversight processes in place to attempt to minimize this risk.
Registered investment companies and separate accounts that are advised or subadvised by a fund’s subadvisers may have investment objectives and strategies and, therefore, portfolio holdings, that potentially are similar to those of a fund. Neither such registered investment companies and separate accounts nor the Fund’s subadvisers are subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, and may be subject to different portfolio holdings disclosure policies. A fund’s subadvisers may not, and the Trust’s Board cannot, exercise control over policies applicable to separate subadvised funds and accounts.
In addition, the Adviser or the fund’s subadvisers may receive compensation for furnishing to separate account clients (including sponsors of wrap accounts) model portfolios, the composition of which may be similar to those of a fund. Such clients have access to their portfolio holdings and are not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings. In general, the provision of portfolio management services and/or model portfolio information to wrap program sponsors is subject to contractual confidentiality provisions that the sponsor will only use such information in connection with the program, although there can be no assurance that this would be the case in an agreement between any particular fund subadviser that is not affiliated with the Adviser and a wrap account sponsor. Finally, the Adviser or a fund’s subadvisers may distribute to investment advisory clients analytical information concerning a model portfolio, which information may correspond substantially to the characteristics of a particular fund’s portfolio, provided that the applicable fund is not identified in any manner as being the model portfolio.
The potential provision of information in the various ways discussed in the preceding paragraph is not subject to the Trust’s Policy Regarding Disclosure of Portfolio Holdings, as discussed
JHVIT Portfolio Holdings Currently Posted on Websites. The ten largest holdings of each fund that is offered through a variable insurance product will be posted to the website listed below no earlier than 15 days after each calendar quarter end. These holdings will remain on the websites until the date JHVIT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHVIT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.
JHVIT Portfolio Holdings Websites:
http://jh1.jhlifeinsurance.com/JHPortal/channel/0,2446,2072859_2079697,00.html (for John Hancock variable life products)
http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21 (for John Hancock variable annuity products)
Money Market Trust Portfolio Holdings Posted on a Website. Portfolio information for each Money Market Trust is posted monthly on the website below. Information that is current as of the last business day of a month is posted no later than the fifth business day of the following month and will remain on the website for at least six months. Such information includes complete portfolio holdings by investment category as well as the overall dollar-weighted average maturity and dollar weighted average life of the portfolio. Each Money Market Trust reports more detailed portfolio holdings information to the SEC monthly on Form N-MFP. This information is made publicly available 60 days after the end of the month to which it pertains.
Money Market Trust Portfolio Holdings Website:
www.johnhancock.com/moneymarket/va.htm
SHAREHOLDERS OF JHVIT
JHVIT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with MFC, the ultimate controlling parent of the Adviser.
Control Persons. As of March 31, 2012, no one was considered a control person of any of the funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. As of March 31, 2012, shares of JHVIT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and John Hancock Life Insurance Company of New York (“JHLICO New York”), (collectively, the “Insurance Companies”) and the Funds of Funds.
The Insurance Companies hold shares principally in their separate accounts. They also may hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no

97

power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund.
Shareholders. As of March 31, 2012, JHVIT Shareholders are as follows:
•	the Insurance Companies . (Each Insurance Company that is a shareholder of JHVIT holds of record in its separate accounts JHVIT shares attributable to variable contracts), and

•	Each of the JHVIT fund of funds, each of which invests in and holds of record shares of Underlying Funds.
JHVIT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHVIT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHVIT.
Entities Eligible to Be Shareholders of JHVIT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHVIT may be purchased only by the following eligible shareholders:
•	separate accounts of the Insurance Companies and other insurance companies;

•	the Insurance Companies and certain of their affiliates; and

•	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHVIT. The Insurance Companies have the right to vote upon matters that may be voted upon at any JHVIT Shareholders’ meeting. These companies will vote all shares of the funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting. In addition JHVIT will vote all shares of fund held by a JHVIT fund of funds in proportion to the votes of the other shareholders of such fund.
Mixed Funding. Shares of JHVIT may be sold to JHVIT Shareholders described above. JHVIT currently does not foresee any disadvantages to any JHVIT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHVIT Shareholder from investing in JHVIT or a particular fund.
Principal Holders. The following sets forth the principal holders of the shares of each fund. Principal holders are those who own of record or are known by JHVIT to own beneficially 5% or more of a series of a fund’s outstanding shares.
As of March 31, 2012, the Insurance Companies owned of record all of the outstanding Series I, II and III shares of JHVIT funds.
As of March 31, 2012, the Insurance Companies and the JHVIT fund of funds owned of record all of the outstanding NAV shares of the JHVIT funds.
Trustees and officers of JHVIT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of each fund.
HISTORY OF JHVIT
JHVIT Name Change. From January 1, 2005 to May 2, 2011, the name of JHVIT was John Hancock Trust. From October 1, 1997 to January 1, 2005, the name of JHVIT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHVIT was NASL Series Trust.
Prior Names of the Funds. Some of the names of the funds have been changed at various times. The prior name of each such fund and the date of the name change are set forth below.

98

Existing Name	Prior Name	Date of Change
Blue Chip Growth	Pasadena Growth	October 1, 1996
Equity-Income	Value Equity	December 31, 1996
Global Bond	Global Government Bond	May 1, 1999
Strategic Opportunities	Mid Cap Blend	April 30, 2001
All Cap Core	Growth	November 25, 2002
U.S. Large Cap	U.S. Large Cap Value	May 1, 2003
Strategic Value	Capital Opportunities	May 1, 2003
Global	Global Equity	May 1, 2004
International Core	International Stock	April 28, 2006
Lifestyle Aggressive Trust	Lifestyle Aggressive 1000 Trust	April 28, 2006
Lifestyle Growth Trust	Lifestyle Growth 820 Trust	April 28, 2006
Lifestyle Balanced Trust	Lifestyle Balanced 640 Trust	April 28, 2006
Lifestyle Moderate Trust	Lifestyle Moderate 460 Trust	April 28, 2006
Lifestyle Conservative Trust	Lifestyle Conservative 280 Trust	April 28, 2006
Optimized All Cap Trust	Quantitative All Cap Trust	April 28, 2006
Optmized Value Trust	Quantitative Value Trust	April 28, 2006
Core Allocation Trust	Index Allocation Trust	April 28, 2006
Strategic Income Opportunities Trust	Strategic Income Trust	May 1, 2010
New Income Trust	Spectrum Income Trust	May 1, 2010
Heritage Trust	Vista Trust	May 1, 2010
Fundamental All Cap Core Trust	Optimized All Cap Trust	June 27, 2011
Fundamental Large Cap Value Trust	Optimized Value Trust	June 27, 2011
U.S. Equity Trust	U.S. Multi Sector Trust	June 27, 2011
Fundamental Holdings Trust	American Fundamental Holdings Trust	September 23, 2011
Global Diversification Trust	American Global Diversification Trust	September 23, 2011
ORGANIZATION OF JHVIT
Organization of JHVIT. JHVIT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (“NASL”), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHVIT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL’s separate portfolios were assumed by the corresponding fund.
Classification. JHVIT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.
Powers of the Trustees of JHVIT. Under Massachusetts law and JHVIT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHVIT is the responsibility of its Trustees.
The Declaration of Trust authorizes the Trustees of JHVIT without shareholder approval to do the following:
•	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

•	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

•	Issue additional series of shares or separate classes of existing series of shares;

•	Approve fund mergers, to the extent consistent with applicable laws;

•	Designate a class of shares of a fund as a separate fund;

•	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

•	Designate a class of shares of a series as a separate series.

99

Shares of JHVIT. The shares of each fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that fund. Holders of shares of any fund are entitled to redeem their shares as set forth under “Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of such fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular fund will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more funds will also be allocated among the funds in the manner determined by the Trustees.
Shareholder Voting. Shareholders of each fund are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular fund are entitled to vote on matters determined by the Trustees to affect only the interests of that fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHVIT may not be binding on a fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHVIT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHVIT do not have cumulative voting rights, which means that the holders of more than 50% of JHVIT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHVIT could, under certain circumstances, be held personally liable for the obligations of JHVIT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHVIT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHVIT. The Declaration of Trust also provides for indemnification out of the property of a JHVIT fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHVIT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHVIT and satisfy any judgment thereon, but only out of the property of the affected fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular fund would be unable to meet its obligations.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Since the funds’ shareholders are principally: (i) life insurance companies whose separate accounts invest in the funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHVIT believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax-exempt interest income for such taxable year.
A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98.2% of its capital gain net

100

income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
A “qualified publicly traded partnership” is a publicly traded partnership that satisfies certain qualifying income requirements of Code Section 7704. All of the income received by a fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company income distribution requirements and would be taken into account for purposes of the 4% excise tax.
Under an IRS revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which certain funds invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although the IRS has ruled privately that certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected. Also, the IRS has suspended its practice of issuing private rulings with respect to commodity-linked notes.
To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If a fund failed to meet the annual gross income test described above, the fund would nevertheless be considered to have satisfied the test if (i) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the fund reported the failure pursuant to Treasury Regulations to be adopted, and (ii) the fund pays an excise tax equal to the excess non-qualifying income. If a fund failed to meet the asset diversification test described above with respect to any quarter, the fund would nevertheless be considered to have satisfied the requirements for such quarter if the fund cured such failure within 6 months and either (i) such failure was de minimis or (ii) (a) such failure was due to reasonable cause and not due to willful neglect and (b) the fund reports the failure under Treasury Regulations to be adopted and pays an excise tax.
If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Adviser and the subadvisers and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.
Because JHVIT complies with the ownership restrictions of U.S. Treasury Regulations Section 1.817-5(f), IRS Revenue Ruling (“Rev. Rul.”) 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHVIT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests for purposes of separate account diversification requirements, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

101

A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.
Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a fund failed to qualify as a regulated investment company: (i) owners of contracts based on the fund would be treated as owning contracts based solely on shares of the fund (rather than on their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral; and (ii) the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

102

REPORTS TO SHAREHOLDERS
The financial statements of JHVIT at December 31, 2011, as they relate to the funds described in this SAI, are incorporated herein by reference from JHVIT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHVIT at December 31, 2011, as they relate to the funds described in this SAI, including the related financial highlights that appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110. The following funds have not commenced operations as of the date of this prospectus; therefore, no financial highlights are reported: Currency Strategies Trust, Lifecycle 2010 Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust and Lifecycle 2050 Trust.
CUSTODIAN
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHVIT, the Adviser, the Distributor and each subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHVIT.
MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER
The funds of JHVIT described this SAI are not retail mutual funds and are only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Adviser or subadvisers may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any fund’s investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

103

Appendix A: List of Entities Receiving Portfolio Holding Information

Vendor	Information Received
Able Noser	Portfolio holdings
ADP	Portfolio holdings
Advent	Portfolio holdings
APL/Checkfree	Portfolio holdings
Barclay Capital	Portfolio holdings
BARRA	Portfolio holdings
Baseline	Portfolio holdings
BBH	Portfolio holdings
Bear Sterns	Portfolio holdings
Bell Globe Media	Portfolio holdings
Bloomberg	Portfolio holdings
BNP	Portfolio holdings
BNY ConverEX Execution Solutions	Portfolio holdings
BNY Mellon	Portfolio holdings
BONY	Portfolio holdings
Broadridge Financial Solutions, Inc.	Portfolio holdings
CAPIS	Portfolio holdings
CDS/Computer	Portfolio holdings
Cenveo	Portfolio holdings
Checkfree	Portfolio holdings
Citibank	Portfolio holdings
Citicorp Global Transactions Services	Portfolio holdings
CitiGroup	Portfolio holdings
Cogent	Portfolio holdings
Confluence Technologies	Portfolio holdings
Diversified Information Technologies	Portfolio holdings
Eagle Investment Systems Corp.	Portfolio holdings
Electra	Portfolio holdings
Electra Information Services	Portfolio holdings
Ernst & Young	Portfolio holdings
Evare	Portfolio holdings
Eze Castle	Portfolio holdings
FACT SET	Portfolio holdings
FACT SET Research	Portfolio holdings
Fidelity	Portfolio holdings
Foley Hoag LLP	Portfolio holdings
FRI	Portfolio holdings
Gainskeeper	Portfolio holdings
GCom2	Portfolio holdings
Glass Lewis	Portfolio holdings
Goldman Sachs	Portfolio holdings
Investment Technology	Portfolio holdings
Investment Technology Group	Portfolio holdings
ISS	Portfolio holdings
ITG, Inc.	Portfolio holdings
JHT International Small Cap Trust	Portfolio holdings
John Hancock Asset Management a division of Manulife Asset Management (North America)	Portfolio holdings

104

Vendor	Information Received
John Hancock Asset Management a division of Manulife Asset Management (U.S.)	Portfolio holdings
JP Morgan Chase Bank N.A.	Portfolio holdings
Law Firm of Davis and Harman	Portfolio holdings
Lipper	Portfolio holdings
MacGregor	Portfolio holdings
Manulife	Portfolio holdings
Mathias & Carr	Portfolio holdings
Morgan Stanley	Portfolio holdings
Morningstar	Portfolio holdings
MSCI BARRA, Inc.	Portfolio holdings
Ness Innovative Business Solutions	Portfolio holdings
OMGEO LLC	Portfolio holdings
Outside Consultant	Portfolio holdings
Plexus	Portfolio holdings
PricewaterhouseCoopers	Portfolio holdings
Proxy Governance	Portfolio holdings
Reflow	Portfolio holdings
Riskmetrics	Portfolio holdings
RiskMetrics Group	Portfolio holdings
Russell Implementation Services	Portfolio holdings
S & P Securities Evaluation Services	Portfolio holdings
Scotia Bank	Portfolio holdings
SEI	Portfolio holdings
SS & C Technologies	Portfolio holdings
Star Compliance	Portfolio holdings
State Street Bank and Trust Company	Portfolio holdings
State Street Corporation	Portfolio holdings
State Street Investment Management Solutions	Portfolio holdings
Swift	Portfolio holdings
Swift Accounting Messages	Portfolio holdings
Swift Custody Messages	Portfolio holdings
TCS of America	Portfolio holdings
Thompson Financial (Baseline)	Portfolio holdings
Thomson Financial	Portfolio holdings
Vestek	Portfolio holdings
Wellington Management Company, LLP	Portfolio holdings
Wilshire Analytics/Axiom	Portfolio holdings

105

APPENDIX I
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and

‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B
Highly speculative.
• For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
• For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
CCC
• For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
• For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
CC
• For issuers and performing obligations, default of some kind appears probable.

• For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
C
• For issuers and performing obligations, default is imminent.

• For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
D Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1

This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1.

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2.

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3.

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings

Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
DBRS
R-1 (high): Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.
R-1 (middle): Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1 (high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.
R-1 (low): Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high): Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
R-2 (middle): Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.
R-2 (low): Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer’s liquidity profile.
R-3: Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.
R-4: Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
R-5: Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short-term debt rated R-5 may have challenges that if not corrected, could lead to default.
D: A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG

This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3

Speculative capacity to pay principal and interest.

APPENDIX II
STANDARD & POOR’S CORPORATION DISCLAIMERS
     The 500 Index Trust, 500 Index Trust B, and Mid Cap Index Trust (collectively, the “S&P Index Trusts”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

APPENDIX III
PORTFOLIO MANAGER INFORMATION
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
Heritage Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
David M. Hollond	4	$4.8 billion	2	$8.2 million	0	$0
Greg Walsh	3	$3.9 billion	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which is described in more detail below. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, U.S. growth mid- and small-cap, U.S. growth large-cap, value, global and non-U.S., fixed income and asset allocation. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth large-cap, U.S. Growth mid- and small-cap, value, quantitative equity and global and non-U.S., meaning that access to information regarding any portfolio’s transaction activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
DESCRIPTION OF COMPENSATION STRUCTURE
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.
BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Heritage Trust. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Heritage Trust is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.
A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Columbia Management Investment Advisers (“Columbia Management”)
Columbia Management (formerly, RiverSource Investments, LLC)
Mid Cap Value Equity Trust
Value & Restructuring Trust
Columbia Management Investment Advisers, LLC (“Columbia Management”) (formerly, RiverSource Investments, LLC) manages the Value & Restructuring Fund and Mid Cap Value Equity Trust. Columbia Management is a registered investment adviser and wholly-owned subsidiary of Ameriprise Financial, Inc. Ameriprise Financial, Inc. is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia Management’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia Management acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
The following chart reflects information regarding accounts other than the fund for which the portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he or she manages.
The following table reflects information as of December 31, 2011:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
David J. Williams, CFA	1	$4.55 billion	0	$0	829	$605.06 million
Guy W. Pope, CFA	9	$8.09 billion	0	$0	800	$169 million
J. Nicholas Smith, CFA	1	$4.55 billion	0	$0	830	$605.18 million
Steve Schroll	8	$14.55 billion	0	$0	7	$2.73 million
Laton Spahr	8	$14.55 billion	0	$0	4	$4.28 million
Paul Stocking	8	$14.55 billion	0	$0	10	$9.77 million
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2011.
DESCRIPTION OF COMPENSATION STRUCTURE
The portfolio managers receive their compensation from Columbia Management and its parent company in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to applicable benchmarks and peer groups, emphasizing the portfolio manager’s three and five year performance. Columbia Management also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/ her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.
The size of the overall bonus pool each year is determined by Columbia Management and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management’s profitability for the year, which is largely determined by assets under management.
POTENTIAL CONFLICTS OF INTEREST
     Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. Columbia Management has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.
     Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia Management’s Code of Ethics and certain limited exceptions, Columbia Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds. Similarly, the notional investments described above under “Compensation” may give rise to similar potential conflicts of interest to the extent that a portfolio manager may have an incentive to favor or devote more effort in managing accounts that impact his overall compensation.
     A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.
     A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the fund and the other accounts the portfolio manager manages.
     A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia Management’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.
“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia Management has adopted compliance procedures that provide that any transactions between the fund and another account managed by Columbia Management are to be made at an independent current market price, consistent with applicable laws and regulation.
     Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.
     In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
     Columbia Management or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to Columbia Management and its affiliates.
     Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the fund may arise from the financial services activities of Ameriprise Financial, Inc. and its affiliates, including the investment advisory/management services it provides for clients and customers other than the fund. In this regard, Ameriprise Financial, Inc. is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of Columbia Management, including, among others, banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial, Inc. and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the fund. Regulatory restrictions applicable to Columbia Management and its affiliates may limit Columbia Management investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Columbia Management and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the relationships Ameriprise Financial, Inc. and its affiliates have with the issuers of securities.
     Part 1A of Columbia Management’s Form ADV, which it must file the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about Columbia Management’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.
     Portfolio managers may also face other potential conflicts of interest in managing the fund and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.

DAVIS SELECTED ADVISERS, L.P.
Financial Services Trust
Fundamental Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Christopher C. Davis	24	$42,927,290,453.68	13	$1,206,111,855.36	85	$6,586,566,988.90
Kenneth Charles Feinberg	22	$42,816,708,041.84	9	$1,016,635,635.68	75	$6,176,672,501.44
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. As each of the portfolio managers manage multiple portfolios and /or other accounts, they are presented with the following potential conflicts:
- The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Selected Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.
- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Selected Advisers has adopted procedures for allocating portfolio transactions across multiple accounts.
- With respect to securities transactions for the portfolios, Davis Selected Advisers determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Selected Advisers other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Selected Advisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Selected Advisers may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
- Finally, substantial investment of Davis Selected Advisers or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Selected Advisers has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Selected Advisers does not receive an incentive based fee on any account.
DESCRIPTION OF COMPENSATION STRUCTURE
Kenneth Feinberg’s compensation as a Davis Selected Advisers employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Selected Advisers’ profits, (iii) awards of equity (“Units”) in Davis Selected Advisers including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Selected Advisers purchases shares in selected funds managed by Davis Selected Advisers. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.
Christopher Davis’ annual compensation as an employee and general partner of Davis Selected Advisers consists of a base salary. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

DECLARATION MANAGEMENT & RESEARCH LLC
Active Bond Trust
Total Bond Market Trust A
Total Bond Market Trust B
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Peter Farley, CFA	2	$1,291 million	2	$245 million	9	$2,509 million
Joshua Kuhnert, CFA	2	$1,291 million	2	$59 million	6	$1,076 million
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Peter Farley, CFA	0	0	1	$123 million	1	$57 million
Joshua Kuhnert, CFA	0	0	0	0	0	0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Each of the accounts managed by Peter M. Farley and Joshua Kuhnert seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. Neither of the funds pays Declaration an incentive based fee.
DESCRIPTION OF COMPENSATION STRUCTURE
The compensation of Peter M. Farley and Joshua Kuhnert as Declaration employees consists of both long and short-term performance components. For the Incentive Bonus, each Portfolio Manager is assigned a target bonus that is adjusted by a multiplier driven by portfolio performance, individual performance, Declaration/Manulife Asset Management performance, and Manulife Financial Corporate performance. Portfolio Managers are also eligible for a deferred incentive bonus based on a percentage of the revenues generated by the funds and accounts they manage.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
Real Estate Securities Trust
Real Estate Securities Trust
Compensation of Portfolio Managers
Portfolio managers are paid on a Total Compensation basis, which includes: (i) fixed pay (base salary), which is linked to job function, responsibilities and internal and external peer comparison, and (ii) variable pay, which is linked to investment performance, individual contributions to the team, and the overall financial results of both Deutsche Asset Management and Deutsche Bank AG. Variable pay can be delivered via a short-term and/or long-term vehicle, namely cash, restricted equity awards, and/or restricted incentive awards. Variable pay comprises a greater proportion of total compensation as the portfolio manager’s seniority and total compensation level increase. The proportion of variable pay delivered via a long-term incentive award, which is subject to clawback, will increase significantly as the amount of variable pay increases. All variable pay delivered via a long-term incentive award is subject to clawback.
To evaluate its investment professionals, Deutsche Asset Management reviews investment performance for all accounts managed in relation to both account peer group and benchmark related data (i.e., appropriate Morningstar peer group universes and/or benchmark index(es) with respect to each account). The ultimate goal of this process is to evaluate the degree to which investment professionals deliver investment performance that meets or exceeds their clients’ risk and return objectives. When determining Total Compensation, Deutsche Asset Management considers a number of quantitative and qualitative factors:
•	Quantitative measures (e.g. one-, three- and five-year pre-tax returns versus the benchmark and appropriate peer group, taking risk targets into account) are utilized to measure performance.

•	Qualitative measures (e.g. adherence to, as well as contributions to, the enhancement of the investment process) are included in the performance review.

•	Other factors (e.g. teamwork, adherence to compliance rules, risk management and “living the values” of Deutsche Asset Management) are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.
Fund Ownership of Portfolio Managers
The following table shows the dollar range of Fund shares owned beneficially and of record by each member of the Fund’s portfolio management team including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent fiscal year end.

Name of	Dollar Range of
Portfolio Manager	Fund Shares Owned
Jerry Ehlinger	$0
John F. Robertson	$0
John Vojticek	$0
Conflicts of Interest
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
Other SEC Registered Investment Companies Managed:

			Number of
	Number of	Total Assets of	Investment Company
	Registered	Registered	Accounts with	Total Assets of
Name of Portfolio	Investment	Investment	Performance Based	Performance- Based
Manager	Companies	Companies	Fee	Fee Accounts
Jerry Ehlinger	4	$2,972,873,407	0	$0
John F. Robertson	5	$3,284,840,618	0	$0
John Vojticek	5	$3,284,840,618	0	$0
Other Pooled Investment Vehicles Managed:

			Number of Pooled
			Investment Vehicle
		Total Assets of	Accounts with	Total Assets of
Name of Portfolio	Number of Pooled	Pooled Investment	Performance-Based	Performance- Based
Manager	Investment Vehicles	Vehicles	Fee	Fee Accounts
Jerry Ehlinger	7	$6,189,215,894	0	$0
John F. Robertson	9	$6,217,503,812	0	$0
John Vojticek	9	$6,217,503,812	0	$0
Other Accounts Managed:

			Number of Other
			Accounts with	Total Assets of
Name of Portfolio	Number of Other	Total Assets of	Performance- Based	Performance- Based
Manager	Accounts	Other Accounts	Fee	Fee Accounts
Jerry Ehlinger	34	$4,311,797,545	5	$676,823,849
John F. Robertson	39	$4,801,367,413	5	$676,823,849
John Vojticek	39	$4,801,367,413	5	$676,823,849
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other business or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients, including the Fund. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

DIMENSIONAL FUND ADVISORS LP
Disciplined Diversification Trust
Emerging Markets Value Trust
International Small Company Trust
Small Cap Opportunities Trust
Portfolio Managers
In accordance with the team approach used to manage the trusts referenced above (the “Portfolios”), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Fund Advisors LP (“Dimensional”). The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the category of portfolios indicated:

Disciplined Diversification Trust	Joseph H. Chi, CFA, Jed S. Fogdall, Henry F. Gray, and David A. Plecha, CFA
Small Cap Opportunities Trust	Joseph H. Chi, CFA, Jed S. Fogdall, and Henry F. Gray
Emerging Markets Value Trust	Karen E. Umland, CFA, Joseph H. Chi, CFA, Jed S. Fogdall, and Henry F. Gray
International Small Company Trust	Karen E. Umland, CFA, Joseph H. Chi, CFA, Jed S. Fogdall and Henry F. Gray
DESCRIPTION OF COMPENSATION STRUCTURE
Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:
•	Base Salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The bonus is based on the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.
In addition, portfolio managers are given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.
The following chart reflects information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

The following table reflects information as of December 31, 2011:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Karen E. Umland	37	$60,103,899,372	8	$1,634,144,795	25	$7,961,683,460
Joseph H. Chi	37	$60,103,899,372	8	$1,634,144,795	25	$7,961,683,460
Jed S. Fogdall	37	$60,103,899,372	8	$1,634,144,795	25	$7,961,683,460
David A. Plecha	24	$43,648,553,960	2	$665,937,339	6	$1,514,539,435
     Henry F. Gray did not share primary responsibility in the oversight of day-to-day management of responsibilities for accounts as of December 31, 2011; as such, information regarding such accounts is not presented.
     Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Karen E. Umland	0	$0	0	$0	1	$345,559,420
Joseph H. Chi	0	$0	0	$0	1	$345,559,420
Jed S. Fogdall	0	$0	0	$0	1	$345,559,420
David A. Plecha	0	$0	0	$0	0	$0
Henry F. Gray did not share primary responsibility in the oversight of day-to-day management of responsibilities for accounts as of December 31, 2011; as such, information regarding such accounts is not presented.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the Portfolios that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities with respect to multiple accounts. In addition to the Portfolios, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:
•	Time Management. The management of the Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolios and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

•	Investment Opportunities. It is possible that at times identical securities will be held by a Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that a Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for a Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolio and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolios and other Accounts.

•	Broker Selection. With respect to securities transactions for the Portfolios, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of a Portfolio or an Account.

•	Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

•	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to a Portfolio or other Accounts for which they have portfolio management responsibilities.
Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

First Quadrant
Currency Strategies Trust
The following chart reflects a summary of the accounts under each Portfolio Manager’s management. The chart also reflects information regarding accounts other than the funds for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Ken Ferguson PhD	7	$1,922	12	$1,121	22	$9,925
Dori Levanoni	7	$1,922	12	$1,121	22	$9,925
Jeppe Ladekarl	2	$971	6	$437	10	$6,101
Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment
	Number		Vehicles		Other Accounts
	of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Ken Ferguson PhD	0	$0	8	$719	11	$3,398
Dori Levanoni	0	$0	8	$719	11	$3,398
Jeppe Ladekarl	0	$0	2	$38	3	$1,035
Ownership of fund shares: The portfolio manager listed in the above table did not beneficially own any shares of the funds that he managed as of December 31, 2011.
As of 12/31/2011, Ken Ferguson owned $262,485. Dori Levanoni and Jeppe Ladekarl did not own any shares of the Fund.

Potential Conflicts of Interest
First Quadrant is aware that conflicts of interest may arise and that every effort should be made to prevent them. Should they develop, they must be corrected immediately. We consider conflicts of interest, among other things, to be circumstances that would 1) compromise the impartiality and integrity of the services we provide, 2) disadvantage a Client relative to other clients and 3) create an advantage for the firm over a Client, or for one Client over another. The firm’s structure and business activities are of a nature such that the potential for conflicts of interest has been minimized. Detailed information about First Quadrant is disclosed in its Form ADV, specifically in Part II; however, we would like to highlight the following: First Quadrant’s investment approach is quantitative in nature. Computer models are the primary source of trading decisions and, although monitored daily, are not exposed to the levels of “subjectivity” risk that decisions made by individuals would be. Order aggregation and trade allocation are made on an objective basis and according to preset computerized allocations and standardized exceptions. The methodologies would normally consist of pro-rata or percentage allocation. The firm maintains and enforces personal trading policies and procedures, which have been designed to minimize conflicts of interest between client and employee trades.
Portfolio Manager Compensation Overview
First Quadrant’s compensation consists of both a base salary and a bonus, both of which vary depending upon each individual employee’s qualifications, their position within the firm, and their annual performance/contribution to the profitability of client portfolios. Bonuses are entirely at the discretion of First Quadrant’s management, and based on individual employee performance. While performance is measured wherever measurement is appropriate, no formulas are used to tie bonus payouts to performance to insure that full discretion remains in the hands of management to avoid any potential creation of unintended incentives. Risk is taken into account in evaluating performance, but note that risk levels in portfolios managed by First Quadrant are determined systematically, i.e., the level of risk taken in portfolios is not at the discretion of portfolio managers.
In addition to individual performance, overall firm performance carries an important weight in the bonus decision as well. All employees are evaluated at mid-year and annually; and salary increases and bonuses are made annually on a calendar-year basis.

Franklin Advisers, Inc.
Income Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(x$1million)	Accounts	(x$1million)	Accounts	(x$1million)
Charles B. Johnson	7	69,990.0	2	1,176.7	0	0
Edward D. Perks, CFA	10	71,898.4	2	1,176.7	0	0
Alex Peters, CFA	8	70,333.6	7	2,032.2	3	116.5
Matt Quinlan	9	72,312.0	2	1,176.7	0	0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
Conflicts
The management of multiple funds, including the fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation
The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary. Each portfolio manager is paid a base salary.
Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-investment performance. The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Franklin Mutual Advisers, LLC
Mutual Shares Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(x$1million)	Accounts	(x$1million)	Accounts	(x$1million)
Peter Langerman	13	$39,804.6	6	$2,886.4	0	$0
F. David Segal, CFA	8	$21,399.8	2	$892.4	0	$0
Deborah A. Turner, CFA	8	$21,399.8	3	$913.3	0	$0
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(x$1million)	Accounts	(x$1million)	Accounts	(x$1million)
Peter Langerman	0	$0	0	$0	0	$0
F. David Segal, CFA	0	$0	0	$0	0	$0
Deborah A. Turner, CFA	0	$0	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
Portfolio managers that provide investment services to the fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.
DESCRIPTION OF ANY MATERIAL CONFLICTS
The management of multiple funds, including the fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Frontier Capital Management Company, LLC
(“Frontier”)
Smaller Company Growth Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael A. Cavarretta	5	$316,919,286M	3	$120,966,620M	54	$2,150,185,544B
Peter G. Kuechle	2	$124,703,930M	2	$22,649,902M	21	$447,231,635M
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
CONFLICTS OF INTEREST. Frontier generally manages all accounts noted in the table above with the same investment philosophy and using the same investment process, thus limiting contrary positions between accounts.
In connection with its management of client accounts, Frontier is subject to a number of potential conflicts of interest. These potential conflicts include the allocation of securities among similar strategies; the allocation of IPOs; soft dollars and other brokerage practices; personal trading by employees and the management of proprietary accounts. Frontier believes that it has written policies and procedures in place that are reasonably designed to address these and other potential conflicts of interest.
DESCRIPTION OF COMPENSATION STRUCTURE. Frontier’s portfolio manager compensation structure is designed to align the interests of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners of Frontier, which entitle them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management fee revenues generated from client accounts.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (“GMO”)
International Core Trust
Large Cap Trust
U.S. Equity Trust
The following chart reflects the portfolio manager’s investments in the fund that he manages. The chart also reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

Registered investment
companies managed
	(including non-GMO mutual		Other pooled investment
	fund subadvisory		vehicles managed		Separate accounts managed
	relationships)		(world-wide)		(world-wide)
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Dr. Thomas Hancock	17	$38,076,557,039.93	8	$3,224,518,342.39	42	$8,019,850,608.89
Sam Wilderman, CFA	17	$38,076,557,039.93	8	$3,224,518,342.39	42	$8,019,850,608.89
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

Registered investment
companies managed
for which GMO
receives a
	performance-based		Other pooled investment
	fee (including non-		vehicles managed (world-		Separate accounts managed
	GMO mutual fund		wide) for which GMO		(world-wide) for which GMO
	subadvisory		receives a performance-		receives a performance-based
	relationships)		based fee		fee
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Dr. Thomas Hancock	0	$0	2	$1,470,789,779.02	7	$1,516,351,484.06
Sam Wilderman	0	$0	2	$1,470,789,779.02	7	$1,516,351,484.06
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2011.

Description of material conflicts: Because many of GMO’s investment personnel manage both accounts with an asset-based fee on the one hand and accounts with a performance fee component on the other, they face potential conflicts of interest in that they have an incentive to favor accounts for which GMO receives a performance fee. GMO may also have an incentive to favor accounts in which it and/or its Members and employees may own a substantial interest. To address these conflicts, GMO maintains firm-wide trade allocation standards, and each of the trading desks has implemented specific allocation procedures designed to allocate all investment opportunities fairly and equitably over time.
Moreover, to address further the potential conflicts associated with side-by-side management of accounts or funds with performance fees and those that have solely asset-based fees, no Member or employee has been granted any specific participation in the performance of any account managed by GMO nor is any Member or employee compensated in any way that is explicitly linked to the performance of any portfolio.
Description of the structure of, and the method used to determine, the compensation of each member of the fund’s portfolio management team: Senior members of each division are generally members (partners) of GMO. As of February 28, 2010, the compensation of each senior member consisted of a fixed annual base salary, a partnership interest in the firm’s profits and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. A discretionary bonus may also be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

INVESCO ADVISERS, INC.
(“Invesco”)
International Growth Stock Trust
Small Company Growth Trust
Small Cap Opportunities Trust
Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following tables reflect information as of December 31, 2011:
International Growth Stock Trust

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts		Assets
Clas Olsson	16	$11,211.8	11	$2,501.1	6,133	[1]	$2,507.3	[1]
Shuxin Cao	18	$14,241.1	2	$268.8	6,133	[1]	$2,507.3	[1]
Matthew Dennis	14	$10,841.4	6	$469.6	6,132	[1]	$2,294.4	[1]
Jason Holzer	19	$12,353.1	11	$2,502.1	6,132	[1]	$2,294.4	[1]
Marck Jason	14	$12,951.1	0	$0	6,132	[1]	$2,294.4	[1]

[1]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
Small Company Growth Trust

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Juliet Ellis	13	$5,144.2	1	$506.1	2	$244.0
Juan Hartsfield	15	$5,476.3	2	$530.9	2	$244.0
Clay Manley	6	$3,625.2	0	$0	1	$55.6

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
Small Cap Opportunities Trust

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Juliet Ellis	13	$5,168.1	1	$506.1	2	$244.0
Juan Hartsfield	15	$5,500.2	2	$530.9	2	$244.0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
Value Trust

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Thomas Copper	4	$1,500.3	0	$0	0	$0
John Mazanec	4	$1,500.3	0	$0	0	$0
Sergio Marcheli	12	$23,764.6	0	$0	165	$16,771.4
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
There are no accounts that pay fees based upon performance.
POTENTIAL CONFLICTS OF INTEREST
We are not aware of any material actual conflicts of interest that have arisen in connection with the portfolio managers’ management of the fund’s investments and the investments of the other account(s) included in this response.
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the following potential conflicts:
•	The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	Invesco determines which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.
     Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
•	Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•	Annual bonus. The portfolio managers are eligible, along with other employees of Invesco to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for Invesco’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
               Table 1:

Sub-Advisor	Performance time period[1]
Invesco[2]	One-, Three- and Five-year performance against fund peer group identified below:
International Growth Stock Trust- Lipper International Multi-Cap Growth Funds IXIndex
Small Cap Opportunities Trust — Lipper Small-Cap Core Funds Index
Small Company Growth Trust — Lipper Small Cap Growth Funds Index
Value Trust-Lipper Mid-Cap Value Funds Index
High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

[1]	Rolling time periods based on calendar year end.

[2]	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

•	Equity-based compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of the Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees.

[1]	Rolling time periods based on calendar year end.

[1]	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

JENNISON ASSOCIATES LLC
Capital Appreciation Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following tables reflect information for the Capital Appreciation Trust as of December 31, 2011:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	Of		of	Assets	of
Portfolio Manager	Accounts	Assets (in thousands)	Accounts	(in thousands)	Accounts		Assets (in thousands)
Michael A. Del Balso	11	$10,492,764	5	$992,409	5	*	$598,397	*
Kathleen A. McCarragher	13	$9,853,628	2	$262,254	24		$4,297,962
Spiros Segalas	14	$23,753,418	3	$269,791	8		$2,132,101

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of	Assets (in	of	Assets (in	of	Assets (in
Portfolio Manager	Accounts	thousands)	Accounts	thousands)	Accounts	thousands)
Michael A. Del Balso	0	$0	0	$0	0	$0
Kathleen A. McCarragher	2	$1,804,835	0	$0	0	$0
Spiros Segalas	0	$0	1+	$7,537+	0	$0

+	The portfolio manager only manages a portion of the account(s) subject to a performance fee. The market value shown reflects the portion of the account(s) managed by the portfolio manager.

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.
Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.
Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.
In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.
Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.
DESCRIPTION OF COMPENSATION STRUCTURE
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio managers are listed below in order of importance.
The following primary quantitative factor is reviewed for the portfolio managers:
•	One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices (the Russell 1000® Growth Index), and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;
The qualitative factors reviewed for the portfolio managers may include:
•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
(“John Hancock Asset Management”)
Active Bond Trust
Bond PS Series
Bond Trust
Core Allocation Trust
Core Balanced Strategy Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Franklin Templeton Founding Allocation Trust
Fundamental All Cap Core Trust
Fundamental Holdings Trust
Fundamental Large Cap Value Trust
Global Diversification Trust
Lifecycle Trusts
Lifestyle PS Series
Lifestyle Trusts
Short-Term Government Income Trust
Strategic Allocation Trust
Strategic Income Opportunities Trust
Ultra Short Term Bond Trust
Portfolio Managers and Other Accounts Managed:
The portfolio managers for the Active Bond Trust are: Howard C. Greene and Jeffrey N. Given.
The portfolio managers for Fundamental Holdings Trust, Global Diversification Trust, Core Allocation Trust, Core Balanced Strategy Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, the Lifecycle Trust and the Lifestyle Trusts are: Bob Boyda and Steve Medina.
The portfolio managers for the Bond PS Series are: Howard C. Greene and Jeffrey N. Given.
The portfolio managers for the Bond Trust are: Howard C. Greene and Jeffrey N. Given.
The portfolio managers for the Fundamental All Cap Core Trust are: Sandy W. Sanders and Walter T. McCormick.
The portfolio managers for the Fundamental All Cap Core Trust are: Sandy W. Sanders and Walter T. McCormick.
The portfolio managers for the Short-Term Government Income Trust are: Jeffrey N. Given and Howard C. Greene.
The portfolio managers for the Strategic Allocation Trust are: Jeffrey N. Given and Howard Greene.
The portfolio managers for the Strategic Income Opportunities Trust are: Daniel S. Janis III, Thomas
C. Goggins and John F. Iles.
The portfolio managers for the Strategic Allocation Trust and Ultra Short Term Bond Trust are: Jeffrey N. Given and Howard C. Greene.
The portfolio managers for the Fundamental All Cap Core Trust are: Sandy W. Sanders and Walter T. McCormick.

The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Jeffrey N. Given	10	$9.6 Bil	4	$268.9 Mil	8	$2.3 Bil
Thomas C. Goggins	2	$5.8 Bil	8	$3.2 Bil	4	$689.7 Mil
Horward C. Greene	7	$2.8 Bil	4	$268.9 Mil	8	$2.3 Bil
John F. Iles	7	$6.9 Bil	13	$3.3 Bil	4	$689.7 Mil
Daniel S. Janis III	3	$5.8 Bil	13	$3.3 Bil	4	$689.7 Mil
Walter T. McCormick	3	$2.2 Bil	8	$309.6 Mil	0	$0
Sandy W. Sanders	3	$2.2 Bil	8	$309.6 Mil	0	$0
Bob Boyda	28	$39.1Bil	7	$3.2Bil	0	$0
Steve Medina	28	$39.1Bil	7	$3.2Bil	0	$0
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number of		Number		Number
Portfolio Manager	Accounts	Assets	of Accounts	Assets	of Accounts	Assets
Thomas C. Goggins	0	$0	0	$0	1	$245 Mil
John F. Iles	0	$0	0	$0	1	$245 Mil
Daniel S. Janis III	0	$0	0	$0	1	$245 Mil
Bob Boyda	0	$0	0	$0	0	$0
Steve Medina	0	$0	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
At John Hancock Asset Management the structure of compensation of investment professionals is comprised of the following components: base salary, an annual investment bonus plan, a deferred performance award vested and paid in two installments as well as customary benefits that are offered generally to all full-time employees of John Hancock Asset Management. A limited number of senior portfolio managers who serve as officers of both John Hancock Asset Management and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial.

The following describes each component of the compensation package for the investment management team including portfolio managers, research analysts and traders.
Base Salary. Base compensation is fixed and normally reevaluated on an annual basis. John Hancock Asset Management seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of John Hancock Asset Management and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
•	Investment Performance: The majority of the bonus is calculated on investment performance of all accounts managed by the investment professional over one, three- and five-year periods are considered. The performance of each account is measured relative to an appropriate peer group benchmark. With respect to fixed income accounts, relative yields are also used to measure performance.
•	Short Term Cash Payout — Paid out to investment professionals in February for the prior year’s performance.

•	Long Term Deferred Compensation — Paid out to investment professionals in two installments in Years 4 and 5 of service. Based on three and five year performance periods relative to appropriate peer groups. Awards invested in MFC Global managed mutual funds during the vesting period.
•	Financial Performance of John Hancock Asset Management: The financial performance of John Hancock Asset Management and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of John Hancock Asset Management.

•	Non-Investment Performance: The more intangible contributions of an investment professional to John Hancock Asset Management business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluated in determining the amount of any bonus award.
Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such options permit the investment professional to purchase a set amount of stock at the market price on the date of grant. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forfeited if the investment professional’s employment is terminated prior to a vesting date.
John Hancock Asset Management also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
(“John Hancock Asset Management (North America)”)
500 Index Trust
500 Index Trust B
Fundamental All Cap Core Trust
Fundamental Holdings Trust
Fundamental Large Cap Value Trust
Global Diversification Trust
Core Balanced Strategy Trust
Core Disciplined Diversification Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
International Index Trust
Lifecycle Trusts
Lifestyle PS Series
Lifestyle Trusts
Mid Cap Index Trust
Money Market Trust
Money Market Trust B
Small Cap Index Trust
Smaller Company Growth Trust
Total Stock Market Index Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Registered		Pooled
	Investment		Investment
	Company	Assets	Vehicle	Assets		Assets
Trust Manager	Accounts	Managed	Accounts	Managed	Other	Managed
(Worldwide)	(Worldwide)	USMil	(Worldwide)	US$ Mil	Accounts	US$ Mil
Carson Jen & Narayan Ramani	20	$16,771.2	0	$0	0	$0

Maralyn Kobayashi & Faisal Rahman	4	$4,939.3	0	$0	0	$0

Steve Orlich	35	$74,091.2	0	$0	0	$0

There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
While funds managed by each of the portfolio managers may have many similarities, John Hancock Asset Management (North America) has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.
DESCRIPTION OF COMPENSATION STRUCTURE
John Hancock Asset Management (North America) portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. John Hancock Asset Management (North America) to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

LORD, ABBETT & CO. LLC
All Cap Value Trust
INVESTMENT MANAGERS
Lord, Abbett & Co. LLC (“Lord Abbett”) manages the All Cap Value Trust through a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.
The portfolio management team for the All Cap Value Trust is headed by Robert P. Fetch. Assisting Mr. Fetch is Deepak Khanna. Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the All Cap Value Trust.
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert P. Fetch	10	$9,979.5 million	4	$508.5 million	446	$2,904.2 million(1)
Deepak Khanna	3	$5,337.0 million	3	$436.2 million	413	$1,222.3 million(1)

(1)	Does not include $172.5 million for which Lord Abbett provides investment models to managed account sponsors.
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
			Number		Number
	Number of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert P. Fetch	0	$0	0	$0	2	$521.8 million
Deepak Khanna	0	$0	0	$0	1	$325.0 million
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the All Cap Value Trust and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the fund and other accounts with similar investment objectives and policies. An portfolio manager potentially could use information concerning the fund’s transactions to the advantage of other accounts and to the detriment of the fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions,

as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers’ management of the investments of the fund and the investments of the other accounts referenced in the table above.
COMPENSATION OF PORTFOLIO MANAGERS
When used in this section, the term “fund” refers to the All Cap Value Trust as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.
Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the All Cap Value Trust’s performance against one or more benchmarks from among its primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the All Cap Value Trust’s peer group maintained by rating agencies, as well as its peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.
Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

MARSICO CAPITAL MANAGEMENT, LLC
International Opportunities Trust
Portfolio Manager Disclosure
For any portfolio managed by a team or committee, the name of each committee member (or if there are more than five, the five persons with the most significant responsibility). In addition, appropriate five-year biographical information for each member of the committee disclosed should be provided in accordance with Item 5 of Form N-1A.
James G. Gendelman co-manages the John Hancock Trust International Opportunities Trust. Prior to joining Marsico Capital in 2000, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a Bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.
Munish Malhotra, CFA, co-manages the John Hancock Trust International Opportunities Trust.. Mr. Malhotra is a senior analyst who joined Marsico Capital in May 2003. He earned the Chartered Financial Analyst designation in 2006, and has more than 10 years of experience in the financial services industry. Mr. Malhotra was previously employed as an international equities analyst at Driehaus Capital Management in Chicago from 2000-2003. He earned a BA degree in Economics from Loyola University of Chicago.
The following chart reflects the portfolio manager’s investments in the fund that he manages. The chart also reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
James G. Gendelman	18	$5,250 million	7	$666.4 million	20	$1,491 million
Munish Malhotra, CFA	15	$4,892 million	2	$100.2 million	14	$960.4 million
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2011.
Material Conflicts. A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other. (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.
A portfolio manager may manage accounts for other clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers of Marsico make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that account. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Accounts within a particular investment discipline may often be managed by using generally similar investment strategies, subject to factors including particular account restrictions and objectives, account opening dates, cash flows, and other considerations. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Marsico may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account because of different client-specific objectives or restrictions or for other reasons such as different cash flows. Accordingly, the performance of each account managed by a portfolio manager will vary.
Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully in such offerings and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.
Marsico has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that seek to minimize potential conflicts of interest that may arise because Marsico advises multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with account investment guidelines and/or restrictions and compliance with the policies and procedures of Marsico, including Marsico’s Code of Ethics.
Portfolio Manager Compensation. The structure of, and the method used to determine the compensation of each portfolio manager.
The compensation package for portfolio managers of Marsico is structured as a combination of base salary (reevaluated at least annually), and periodic cash bonuses. Base salaries may be adjusted upward or downward depending on Marsico’s profitability. Bonuses are typically based on two other primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution. Exceptional individual efforts are typically rewarded through salary readjustments and through larger bonuses. No other special employee incentive arrangements are currently in place or being planned.
Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company.
As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks (e.g., S&P 500 Index). Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance or abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interest and portfolios risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment management team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts, and other considerations.

Massachusetts Financial Services Company (“MFS”)
Utilities Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert D. Persons	12	$13.1B	1	$425.5M	3	$713.6M
Maura A. Shaughnessy	5	$7.0B	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The fund’s trade allocation policies may give rise to conflicts of interest if the fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the fund’s investments. Investments selected for funds or accounts other than the fund may outperform investments selected for the fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the fund is concerned. In most cases, however, MFS believes that the fund’s ability to participate in volume transactions will produce better executions for the fund.
MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.
COMPENSATION
Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:
•	Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

•	Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011*, the following benchmarks were used to measure performance for the fund:

Portfolio Manager	Benchmark(s)
Maura A. Shaughnessy	Standard & Poor’s Utilities Index

*	For any portfolio manager(s) not listed in the table below, as of December 31, 2011, such portfolio manager’s performance bonus was not based on the pre-tax performance of the Fund relative to a benchmark.
Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)
Global Bond Trust
Real Return Bond Trust
Total Return Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
William H. Gross, CFA	42	$354,702.67	32	$37,209.84	69	$36,283.66
Scott Mather	10	$13,587.83	29	$22,134.45	75	$24,709.71
Mihir Worah	23	$68,425.89	18	$9,783.64	65	$26,144.99
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
William H. Gross, CFA	0	$0	7	$3,171.73	18	$8,438.32
Scott Mather	0	$0	3	$1,172.27	12	$5,053.79
Mihir Worah	0	$0	0	$0	13	$3,142.96
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.
Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.
Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
The Total Compensation Plan consists of three components:
•	Base Salary - Base salary is determined based on core job responsibilities, market factors and internal equity. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•	Performance Bonus - Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, elementof the Compensation Committee’s bonus decision process. Final award amounts are determined at the discretion of the Compensation Committee and will also consider firm performance.
•	Equity or Long Term Incentive Compensation — Equity allows certain professionals to participate in the long-term growth of the firm. The M unit program provides for annual option grants which vest over a number of years and may convert into PIMCO equity that shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Option awards may represent a significant portion of individual’s total compensation.
In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Asset Management, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Asset Management’s profit growth and PIMCO’s profit growth.
Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.
In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any Portfolio or any other account managed by that portfolio manager.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm.

Perimeter Capital Management LLC
Smaller Company Growth Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

			Other Pooled Investment
	Other Registered Investment Companies		Vehicles
	Number		Number		Other Accounts
	of		of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mark D. Garfinkel, CFA	2	$420.0 million	0	$0	34	$888.2 million
James N. Behre	2	$420.0 million	0	$0	28	$862.4 million
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles
	Number		Number		Other Accounts
	of		of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mark D. Garfinkel, CFA	0	$0	0	$0	3	$26.5 million
James N. Behre	0	$0	0	$0	3	$26.5 million
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
Potential Conflicts of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

QS INVESTORS, LLC
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Robert Wang	32	$78,986mn	3	$422mm	11	$1,529mm
Russell Shtern	14	$5,145mn	3	$320mm	7	$1,451mm
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
QS Investors maintains policies and procedures reasonably designed to minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. These conflicts may be real, potential, or perceived, and are described in detail below.
•	QS Investors and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by QS Investors to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

•	QS Investors may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long only strategies, QS Investors has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

•	Portfolio managers may be responsible for managing multiple portfolios. Portfolio managers are aligned by investment strategy and employ similar investment models across multiple portfolios to support equitable division of time and attention required to manage all portfolios under their management.

•	In certain cases, portfolios may include incentive-based fees, such as performance fees. These portfolios may be managed alongside other portfolios and are managed in the same manner as all other portfolios with like strategies; investment decisions and allocations are not based on the existence of performance or other incentive-based fees. To manage conflicts that may arise from management of portfolios with incentive-based fees, performance in portfolios with like strategies is regularly reviewed by management.

•	Investment professionals employed by QS Investors may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. QS Investors has implemented a Code of Ethics which is designed to address the possibility that these professionals could place their own interests ahead of those of clients. The Code of Ethics address this potential conflict of interest by imposing reporting requirements, blackout periods, supervisory oversight and other measures designed to reduce conflict.
DESCRIPTION OF COMPENSATION STRUCTURE
Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.
Base Salary
Base salary will be linked to job functions, responsibilities and financial services industry peer comparison.
Variable Compensation
Variable compensation for portfolio managers will be linked to the metrics they have responsibility for; checking and implementing research models, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring that no trading errors occur. The qualitative analysis of a portfolio manager’s individual performance will be based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the firm will also be factors.
        .

Rainier Investment Management, Inc.
(“Rainier”)
Growth Equity Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

			Other Pooled Investment
	Other Registered Investment		Vehicles		Other Accounts
	Companies		Number		Number
Portfolio	Number of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Daniel Brewer	13	$7,163 billion	5	$749 million	158	$6,973 billion
Mark Broughton	13	$7,163 billion	5	$749 million	158	$6,973 billion
Stacie Cowell	13	$7,163 billion	5	$749 million	158	$6,973 billion
Mark Dawson	13	$7,163 billion	5	$749 million	158	$6,973 billion
Andrea Durbin	13	$7,163 billion	5	$749 million	158	$6,973 billion
James Margard	13	$7,163 billion	5	$749 million	158	$6,973 billion
Peter Musser	13	$7,163 billion	5	$749 million	158	$6,973 billion
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
The compensation paid to Rainier for managing the fund is based only on a percentage of assets under management. Portfolio managers benefit from Rainier’s revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Rainier allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other client account, the fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Rainier aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.

COMPENSATION
All of Rainier’s portfolio managers are compensated by Rainier. All portfolio managers receive a fixed salary. Portfolio managers who are shareholders of Rainier receive a dividend based on number of Rainier shares owned. Portfolio Managers who are principals receive a quarterly bonus based on a specified percentage of firm profits. Portfolio Managers who are neither shareholders nor principals receive an annual subjective bonus based on the employee’s contribution to the performance of the Portfolios, as well as the employee’s teamwork, constructive attitude and other contributions to the Investment Adviser’s business, but not based on the size of the portfolio or assets under management. The measurement of a non-shareholder portfolio manager’s contribution to the performance of the Portfolio is not strictly a quantitative measurement of security performance compared to a benchmark. However, attribution analysis comparing performance of the portfolio holdings to a benchmark for the industry for which the portfolio manager has responsibility is normally reviewed. Typically, periods of one and three years receive greatest scrutiny in performance evaluations, without regard to the effect any taxes would have on those portfolio recommendations.

RCM Capital Management LLC (“RCM”)
Science & Technology Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment		Other Pooled Investment Vehicles		Other Accounts
	Companies		Number		Number
Portfolio	Number of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Walter C. Price	5	$1,850 million	8	$535 million	8	$480 million
Huachen Chen	5	$1,830 million	7	$530 million	15	$495 million
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Walter C. Price	0	$0	3	$130 million	0	$0
Huachen Chen	0	$0	2	$130 million	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.
These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
“Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
A fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
A fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A fund’s portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the funds and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds. See “Code of Ethics”.
Pallas Investment Partners, L.P. (“Pallas”) and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.

Pallas serves as investment manager to two unregistered investment companies (the “Pallas Hedge Funds”) — Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the “General Partner”). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.5% for Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Science and Technology Fund.
RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM’s affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.
RCM, Pallas, and certain other Allianz investment management affiliates (“Allianz Advisory Affiliates”) all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.
In addition, trades entered into by Pallas on behalf of Pallas’ clients are executed through RCM’s equity trading desk, and trades by Pallas on behalf of Pallas’ clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM’s clients. All trades on behalf of Pallas’ clients that are executed through RCM’s equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.
DESCRIPTION OF COMPENSATION STRUCTURE
RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of its staff with the investment results generated on behalf of its clients. RCM’s compensation structure reflects their belief that investment professionals are a key element of the company’s success in meeting clients’ objectives.
RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a long term incentive plan (the “Bonus Program”). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the “Profit Program”).
Bonus Program
The primary components of RCM’s compensation system are a fixed base salary, an annual cash incentive payment (bonus) and a Long Term Incentive Plan Award (LTIPA). RCM strives to provide its people with a competitive overall package, for which it conducts ongoing research to ensure that each component, as well as total compensation, is ahead of or in line with market levels, and takes into account their performance, experience and potential. While the bonus is a cash payment driven by achievements of the individual and the business relative to set goals, the LTIPA has as its key value driver the overall growth in our operating results and thus offers our senior professionals participation in the growth of RCM’s business.
Base salary. Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company. Base compensation is regularly reviewed against peers with the help of compensation survey data as well as special competitor analysis, where necessary. Base compensation typically is a bigger percentage of total compensation for more junior positions while for the most senior roles it will be a much smaller component often even capped at certain levels and only adjusted every few years.
Bonus. Bonus compensation is designed to primarily reflect the achievements of an individual against set goals and over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative, the former reflecting investment performance evaluated based on peer data over a three-year rolling time period (calculated as one-year plus three year results at 25% and 75% weighting) and the latter reflecting contributions to broader team goals, contributions made to client review meetings, to product development or product refinement initiatives. RCM’s regional chief investment officer (“CIO”) as well as the global CIO have the same 70% quantitative/30% qualitative metric as their team members with the 70% determined by the asset weighted performance against respective benchmarks of all the portfolios under their supervision.
Long-Term Incentive Plan. The goal of LTIPA as the non-cash, longer term incentive portion of the compensation system, is to strengthen further the alignment between RCM’s clients, senior professionals, and RCM’s corporate parent. This is achieved by the program having a three year time horizon and a valuation metric which is driven by the overall performance of operating results at the level of RCM as well as Allianz Global Investors AG, RCM’s parent. LTIPA is awarded annually — for senior professionals it typically amounts to between 20-30 percent of total compensation — and pays in cash after three years, with the value determined as a multiple of the initial award and growth in operating results. Therefore, under normal circumstances, it is expected that a senior professional will have at all times at least one year of total compensation invested in three tranches of LTIPA. In terms of the criteria driving the specific allocation amounts, they are typically similar to the ones driving bonus; however, more emphasis is given to entrepreneurial initiatives, to achievements above and beyond the “normal” scope of the role and the deferred nature of the awards also allows RCM to emphasize the longer term nature of many of the projects critical for RCM to deliver results on a sustainable basis. RCM views this as very competitive and similar in nature to ownership, yet its employees do not need a liquidity event to realize large gains in value.
Profit Program
In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund.

SSgA FUNDS MANAGEMENT, INC. (“SSgA FM”)
International Equity Index Trust A
International Equity Index Trust B
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled Investment Vehicles		Other Accounts
	Investment Companies		Number		Number
Portfolio	Number of	Assets	of	Assets	of	Assets
Manager	Accounts*	(Billions)	Accounts	(Billions)	Accounts	(Billions)
Karl Schneider	101	$83.33	268	$281.07	327	$276.16
Thomas Coleman	101	$83.33	268	$281.07	327	$276.16
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of a Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.
A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when a portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM has processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

DESCRIPTION OF COMPENSATION STRUCTURE
The compensation of SSgA FM’s Investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. Further note that the employee’s manager, in conjunction with the senior management of the employee’s business unit, would be responsible for individual compensation decisions. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

TEMPLETON GLOBAL ADVISORS LIMITED
Global Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles		Other Accounts
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	(x$1million)	Number of Accounts	(x$1million)	Number of Accounts	(x$1million)
Norman Boersma, CFA	10	$30,873.3	15	$10,277.0	17	$2,617.1
Lisa Myers, CFA	11	$31,212.2	5	$7,786.1	9	$1,476.8
Tucker Scott, CFA	13	$32,524.3	4	$7,594.0	6	$2,094.7
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Global Advisors Limited seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located anywhere in the world. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.

Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary. Each portfolio manager is paid a base salary.
Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

TEMPLETON INVESTMENT COUNSEL, LLC (subadviser)
TEMPLETON GLOBAL ADVISORS LIMITED (sub-subadviser)
International Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	(x$1million)	Accounts	(x$1million)	Accounts	(x$1million)
Neil Devlin, CFA	3	$2,688.5	3	$514.3	35	$4,773.5
Peter Nori, CFA	9	$11,690.5	1	$1,117.4	22	$2,479.9
Tucker Scott, CFA	13	$32,145.5	4	$7,594.0	6	$2,094.7
Cindy Sweeting, CFA	10	$9,822.2	1	$456.8	20	$5,459.7
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
•	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.
•	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.
•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

T. Rowe Price Associates, Inc.
Balanced Trust
Blue Chip Growth Trust
Capital Appreciation Value Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust
New Income Trust
Science & Technology Trust
Small Company Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
		Assets		Assets		Assets
Portfolio Manager	Number of Accounts	In millions	Number of Accounts	In millions	Number of Accounts	In millions
Preston G. Athey	8	$8,379.0	0	$0	11	$449.1
Larry J. Puglia	14	$17,115.3	3	$1,672.5	17	$2,881.3
Daniel O. Shackelford	10	$16,582.3	2	$334.8	13	$2,601.1
Brian C. Rogers	12	$28,198.6	2	$1,726.7	10	$1,080.8
Ken Allen	2	$2,899.0	0	$0	0	$0
Kris H. Jenner	4	$3,687.6	1	$146.5	1	$58.8
David R. Giroux	4	$18,023.6	1	$102.4	0	$0
David J. Wallack	3	$8,933.8	1	$54.2	1	$42.1
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
Potential Conflicts of Interest. We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the funds’ investments and the investments of the other account(s) included this response.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation”, T. Rowe Price portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
Portfolio Manager Compensation.
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors:
Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (e.g., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance.
Performance is primarily measured on a pre-tax basis, though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by the portfolio managers.

WELLINGTON MANAGEMENT COMPANY, LLP
Alpha Opportunities Trust
Core Allocation Plus Trust
Investment Quality Bond Trust
Mid Cap Stock Trust
Natural Resources Trust
Small Cap Growth Trust
Small Cap Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Mario E. Abularach, CFA	13	$6,119,233,548	2	$203,290,410	9	$922,299,744
Steven C. Angeli, CFA	12	$2,185,149,412	14	$854,212,979	30	$1,516,092,136
Jay Bhutani	12	$1,620,314,905	15	$1,155,569,500	30	$679,478,015
Michael T. Carmen, CFA	14	$6,353,062,284	9	$388,718,798	10	$1,076,053,066
Campe Goodman, CFA	7	$981,820,519	11	$1,844,609,267	55	$23,949,129,837
Evan S. Grace, CFA	3	$44,681,312	3	$1,425,622,015	4	$2,424,045,528
Lucius T. Hill III	9	$12,126,253,895	12	$3,402,640,112	62	$50,187,069,439
Christopher A. Jones, CFA	11	$752,268,102	10	$1,439,616,212	25	$1,462,565,226
Joseph F. Marvan, CFA	7	$723,603,221	11	$1,779,501,282	58	$24,180,439,122
Timothy J. McCormack, CFA	10	$987,133,739	7	$1,058,834,235	21	$1,158,263,830
Stephen Mortimer	19	$7,867,999,905	2	$203,290,410	9	$922,299,744
John C. O’Toole, CFA	2	$1,011,349,333	5	$765,591,234	1	$46,354,877

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Shaun F. Pedersen	10	$987,133,739	7	$1,058,834,235	21	$1,158,263,830
Kent M. Stahl, CFA	7	$7,550,526,467	2	$285,597,382	0	$0
Gregg R. Thomas, CFA	4	$2,124,084,556	2	$285,597,382	0	$0
Rick A. Wurster, CFA	3	$335,576,387	11	$1,590,432,637	0	$0
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Mario E. Abularach, CFA	0	$0	0	$0	1	$156,158,580
Steven C. Angeli, CFA	0	$0	2	$234,736,667	3	$462,187,540
Jay Bhutani	1	$1,320,181	0	$0	10	$228,860,324
Michael T. Carmen, CFA	0	$0	2	$230,637,378	1	$273,948,915
Campe Goodman, CFA	0	$0	1	$99,122,979	1	$458,239,904
Evan S. Grace, CFA	0	$0	1	$1,097,171,936	0	$0
Lucius T. Hill III	0	$0	0	$0	1	$458,239,904
Christopher A. Jones, CFA	0	$0	0	$0	4	$193,883,572
Joseph F. Marvan, CFA	0	$0	0	$0	1	$458,239,904
Timothy J. McCormack, CFA	0	$0	0	$0	0	$0
Stephen Mortimer	0	$0	0	$0	1	$156,158,580
John C. O’Toole, CFA	0	$0	1	$8,504,977	0	$0
Shaun F. Pedersen	0	$0	0	$0	0	$0
Kent M. Stahl, CFA	0	$0	0	$0	0	$0

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Gregg R. Thomas, CFA	0	$0	0	$0	0	$0
Rick A. Wurster, CFA	0	$0	1	$99,122,976	1	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Angeli and Carmen also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

DESCRIPTION OF COMPENSATION STRUCTURE
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management and the Adviser on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2011.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund, with the exception of Alpha Opportunities Trust, is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The Investment Professionals for the Alpha Opportunities Trust are not eligible to receive an incentive payment.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Abularach, Angeli, Carmen, Hill, Jones, Marvan, McCormack, Mortimer, O’Toole, Pedersen, and Stahl are partners of the firm.

Fund	INCENTIVE BENCHMARK(S) / PEER GROUPS
Core Allocation Plus Trust	MSCI World Index (70%) and Barclays US Aggregate Bond Index (30%)

Investment Quality Bond Trust	Barclays 50-50 Government Credit Index

Mid Cap Stock Trust	Russell Mid Cap Growth Index (50%) and Lipper Mid Cap Growth Average (50%)

Natural Resources Trust	MSCI World Energy Index (60%), MSCI World Metals & Mining Index (30%), and MSCI World Paper & Forest Products (10%)

Small Cap Growth Trust	Russell 2000 Growth Index

Small Cap Value Trust	Russell 2000 Value Index and Russell 2500 Value Index

WELLS CAPITAL MANAGEMENT, INCORPORATED
(“WellsCap”)
Core Bond Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered Investment
	Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Assets	Number of Accounts	Assets	Number of Accounts	Assets
Troy Ludgood	9	*	$10.18 bil	2	$0.91 bil	33	$10.05 bil
Thomas O’Connor	9	*	$10.18 bil	2	$0.91 bil	33	$10.05 bil
•	Excluding John Hancock Core Bond Trust
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Troy Ludgood	0	$0	0	$0	1	$0.53 bil
Thomas O’Connor	0	$0	0	$0	1	$0.53 bil
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.
POTENTIAL CONFLICTS OF INTEREST
Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

DESCRIPTION OF COMPENSATION STRUCTURE
The compensation structure for Wells Capital Management’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the Prospectuses.

Western Asset Management Company
(“Western Asset”)
Western Asset Management Company Limited is sub-sub adviser*
High Yield Trust*
Portfolio Managers
High Yield Trust
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer Stephen A. Walsh, and portfolio managers Michael C. Buchanan and Keith J. Gardner, manages the portfolio.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2011:

	Other Registered		Other Pooled		Other
	Investment Companies		Investment Vehicles		Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Stephen A. Walsh	101	$163,699,883,834.46	208	$103,652,071,901.64	741	$175,549,422,985.00
Michael C. Buchanan	46	$30,378,047,275.73	10	$5,012,403,676.30	15	$2,237,229,163.83
Keith J. Gardner	40	$26,794,827,168.73	7	$2,550,563,646.83	2	$1,116,862,383.47
Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

	Other Registered Investment
	Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Stephen A. Walsh	0	$0	6	$851,818,455.15	15	$2,237,229,163.83
Michael C. Buchanan	0	$0	0	$0	0	$0
Keith J. Gardner	0	$0	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2011.

Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Walsh is involved in the management of all the firm’s portfolios, but he is not solely responsible for particular portfolios. Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.
POTENTIAL CONFLICTS OF INTEREST
Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.
It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.
With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset’s team approach to portfolio management and block trading approach works to limit this potential risk.
The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.
Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.
Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.
DESCRIPTION OF COMPENSATION STRUCTURE
At Western, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one’s group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.
For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead, or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy and communication with clients. In reviewing pre-tax investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

Appendix IV
Proxy Voting Policies of Trust, Adviser & Subadviser

JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1.	Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals

In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2.	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008; June 27, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008; June 27, 2008
John Hancock Funds III	September 11, 2007	June 10, 2008
John Hancock Bond Trust	September 11, 2007	June 10, 2008
John Hancock California Tax-Free Income Fund	September 11, 2007	June 10, 2008
John Hancock Capital Series	September 11, 2007	June 10, 2008
John Hancock Current Interest	September 11, 2007	June 10, 2008
John Hancock Equity Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust II	September 11, 2007	June 10, 2008
John Hancock Investment Trust III	September 11, 2007	June 10, 2008
John Hancock Municipal Securities Trust	September 11, 2007	June 10, 2008
John Hancock Series Trust	September 11, 2007	June 10, 2008
John Hancock Sovereign Bond Fund	September 11, 2007	June 10, 2008
John Hancock Strategic Series	September 11, 2007	June 10, 2008
John Hancock Tax-Exempt Series	September 11, 2007	June 10, 2008
John Hancock World Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund II	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund III	September 11, 2007	June 10, 2008
John Hancock Patriot Premium Dividend Fund II	September 11, 2007	June 10, 2008
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007	June 10, 2008
John Hancock Income Securities Trust	September 11, 2007	June 10, 2008
John Hancock Investors Trust	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007	June 10, 2008

American Century Investments
PROXY VOTING POLICIES
American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.
General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.
Specific Proxy Matters
A. Routine Matters
1.	Election of Directors
a.	Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

b.	Committee Service. The Adviser will withhold votes for non-

American Century Investments	Proxy Voting Policies
independent directors who serve on the audit, compensation and/or nominating committees of the board.

c.	Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

d.	Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e.	Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.
2.	Ratification of Selection of Auditors

The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.

B.	Equity-Based Compensation Plans

The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.

The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

The Adviser will generally vote against the adoption of plans or plan amendments that:
•	provide for immediate vesting of all stock options in the event of a change of control of the company (see “Anti-Takeover Proposals” below);

•	reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	establish restriction periods shorter than three years for restricted stock grants;

•	do not reasonably associate awards to performance of the company; and

•	are excessively dilutive to the company.
C. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1.	Cumulative Voting

The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

2.	Staggered Board

If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.

3.	“Blank Check” Preferred Stock

Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

4.	Elimination of Preemptive Rights

When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

5.	Non-targeted Share Repurchase

A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.

6.	Increase in Authorized Common Stock

The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

7.	“Supermajority” Voting Provisions or Super Voting Share Classes

A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

8.	“Fair Price” Amendments

This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

9.	Limiting the Right to Call Special Shareholder Meetings.

The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

10.	Poison Pills or Shareholder Rights Plans

Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.

We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

11.	Golden Parachutes

Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover

In effect. voting, the Adviser will evaluate the specifics of the plan presented.

12.	Reincorporation

Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.

13.	Confidential Voting

Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

14.	Opting In or Out of State Takeover Laws

State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.

C.	Other Matters

1.	Shareholder Proposals Involving Social, Moral or Ethical Matters

The Adviser will generally vote management’s recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

2.	Anti-Greenmail Proposals

“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

3.	Indemnification

The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

4.	Non-Stock Incentive Plans

Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

5.	Director Tenure

These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

6.	Directors’ Stock Options Plans

The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.

7.	Director Share Ownership

The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
Monitoring Potential Conflicts of Interest

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the LIVE STRONG funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
************************************************************
The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989
Revised 12/05/1991
Revised 2/15/1997
Revised 8/1/1999
Revised 7/1/2003
Revised 12/13/2005
Revised 11/29/2006 (KC Board)
Revised 03/08/2007 (MV Board)

Schedule A
Registered Investment Advisers
Investment Adviser
American Century Investment Management, Inc.
American Century Global Investment Management

CMIA Policy: Proxy Voting
PROXY VOTING POLICY

Type of Policy:	Columbia Management / Adviser
Last Review Date:	November / 2010

Applicable Regulatory	Rules 204-2, 204-3 and 206(4)-6 under the Investment
Authority:	Advisers Act of 1940 and instructions to Form ADV Rule 30b1-4 under Investment Company Act of 1940 and Forms prescribed, including Form N-1A, Form N-CSR and Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Related Policies:	Records and Information Management Policy Annual Client Mailing Policy Regulatory Filings and Disclosure Policy

Applicability:	Affiliated Funds (CM) Institutional Accounts Trust Accounts Corporate Accounts Columbia Management Investment Advisers (as sub-adviser to 3rd party funds)

Policy(ies) Formerly	CM: Proxy Voting Policy
Known As:	RVS: Proxy Voting Procedures
Explanation/Summary of Regulatory Requirements
Registered investment advisers are subject to rules that require an investment adviser that exercises proxy voting authority with respect to client securities to:
•	adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best economic interest of its clients;

•	describe its proxy voting procedures to its clients and provide copies on request;

•	disclose to clients how they may obtain information on how the adviser has voted their proxies;

•	address how the adviser resolves material conflicts of interest between its interests and those of its clients;

•	comply with certain recordkeeping requirements with respect to proxy voting; and

•	vote proxies for Employee Retirement Income Security Act (“ERISA”) accounts for which it is an investment adviser, unless the client expressly retains proxy voting authority.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

CMIA Policy: Proxy Voting
Policy Summary
Columbia Management Investment Advisers, LLC (“CMIA”) has adopted and implemented the Proxy Voting Policy (the “Policy”), which it believes is reasonably designed to:
•	ensure that proxies are voted in the best economic interest of clients;

•	address material conflicts of interest that may arise; and

•	comply with disclosure and other requirements in connection with its proxy voting responsibilities.
Policy
As a fiduciary, CMIA owes its clients the duties of care and loyalty with respect to all services undertaken on the client’s behalf. This Policy memorializes how CMIA meets these requirements in voting its clients’ proxies.
Vested Discretionary Voting Authority. Proxies regarding client securities for which CMIA has authority to vote will, unless CMIA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMIA to be in the best economic interests of its clients without regard to any resulting benefit or detriment to CMIA, its employees or its affiliates. In addition, with respect to ERISA accounts, CMIA has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as CMIA determines in its sole and absolute discretion. In the event a client believes that its interests require a different vote, CMIA will vote as the client clearly instructs, provided CMIA receives such instructions in time to act accordingly. CMIA endeavors to vote all proxies of which it becomes aware prior to the vote deadline; however, in certain limited circumstances, CMIA may determine to refrain from voting (see Foreign Se curities and Securities on Loan below).
No Discretionary Voting Authority. In certain limited circumstances when CMIA is not vested with discretionary authority to vote a client’s proxies (i.e., when the client retains voting discretion), CMIA will administer proxy voting on behalf of the client in accordance with the client’s voting guidelines, or the client will vote its own proxies, or the client’s agent will vote its proxies on behalf of the client.
Proxy Voting Guidelines. CMIA has adopted proxy voting guidelines covering certain types of proposals. The guidelines indicate whether to vote for, against or abstain from a particular proposal, or whether the matter should be considered on a case-by-case basis. CMIA may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including from one and/or more third party research providers in situations when the guidelines do not contemplate a particular
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

CMIA Policy: Proxy Voting
proposal; however, CMIA reserves the right to consider each proxy vote, whether covered by the guidelines or a third-party recommendation, based on the facts and circumstances of the proposal presented, and submit a vote that it believes is in the best economic interests of clients. CMIA may from time to time vote a proposal in a manner contrary to one or more other affiliates. CMIA regularly reviews and may amend the guidelines based on, among other things, industry trends and proposal frequency.
Portfolio Managers and Analysts (collectively, “Investment Professionals”). In circumstances where proposals are not covered by the guidelines or a voting determination must be made on a case-by-case basis (“Proxy Referrals”) an Investment Professional will make the voting determination. In either circumstance, the Investment Professional must vote in the clients’ best economic interest and must comply with the conflict of interest practices (described below).
Conflicts of Interest. For purpose of this Policy, a conflict of interest is a relationship or activity engaged in by CMIA or a CMIA employee that creates an incentive (or appearance thereof) to favor the interests of CMIA, or the employee, rather than the clients’ interests. For example, CMIA may have a conflict of interest if either CMIA has a significant business relationship with a company that is soliciting a proxy, or if a CMIA employee who is involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMIA’s decision on the particular vote at issue. CMIA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines, and by observing procedures that are intended to prevent when practicable and manage material conflicts of interest. In all cases in which there is deemed to be a material conflict of interest, CMIA will seek to resolve the conflict in the clients’ best interests. CMIA considers: (1) proxies solicited by open-end and closed-end investment companies for which CMIA serves as an investment adviser or principal underwriter; and (2) proxies solicited by Ameriprise Financial, Inc. to present a material conflict of interest for CMIA. Consequently, these proxies will be voted following one of the conflict of interest management practices discussed below.
In the case of Proxy Referrals, or when a CMIA Investment Professional believes that voting contrary to the guidelines may be in the best economic interest of CMIA’s clients, CMIA may use its discretion to vote the proxy, provided that: (1) the proxy does not involve companies with which CMIA has a significant business relationship; and (2) the relevant CMIA investment personnel (i.e. Investment Professionals or Members of the CMIA Proxy Voting Sub-Committee) who have disclosed any personal conflict of interest circumstances to CMIA’s Conflicts Officer do not vote on the matter. If an Investment Professional or Member of the Proxy Voting Sub-Committee has a personal conflict of interest, he will be recused from participating in the proxy vote at issue.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

CMIA Policy: Proxy Voting
If the Conflicts Officer, Proxy Voting Sub-Committee, or the Chairperson of the Proxy Voting Sub-Committee determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMIA will invoke one or more of the following conflict management practices:
•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMIA’s proxy voting agent);

•	Causing the proxies to be delegated to an independent third party, which may include CMIA’s proxy voting agent; or

•	In unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to CMIA’s clients so that they may vote the proxies directly.
Proxy Voting Agent. In providing proxy voting administration services to clients, CMIA relies on the services of a designated third-party service provider.
Disclosures. CMIA’s Proxy Voting Policy and procedures are summarized in its Form ADV, which is filed with the Securities and Exchange Commission (“SEC”) and furnished to clients. In addition, CMIA will provide clients with a copy of its policies upon request. Advisory clients may obtain information on how their proxies were voted by CMIA. However, CMIA will not selectively disclose its investment company clients’ pro xy voting records to third parties. CMIA will provide proxy voting records of its registered investment company clients to such clients as their agents for disclosure on Form N-PX.
Foreign Securities. While CMIA will make reasonable efforts to vote foreign securities on behalf of clients, voting proxies of companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. Certain non-U.S. countries require securities to be blocked prior to a vote. CMIA typically will not vote securities in shareblocking countries as the need for liquidity outweighs the benefit of voting. There may also be additional costs associated with voting in non-U.S. countries such that CMIA may determine that the cost of voting outweighs the potential benefit.
Securities on Loan. Some of CMIA’s clients may participate in securities lending programs. In these situations, in which CMIA is responsible for voting a client’s proxies,
CMIA will work with the client to determine whether there will be situations in which securities loaned out under these lending arrangements will be recalled for the purpose of exercising voting rights. In certain circumstances securities on loan may not be recalled due to clients’ preferences or due to circumstances beyond the control of CMIA.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

CMIA Policy: Proxy Voting
Primary Persons/Business Units Affected by Policy
All employees are responsible for knowing and adhering to the firm’s policies and procedures. However, this Policy applies primarily to:
•	Proxy Voting Sub-Committee;

•	Proxy Administration (the “Proxy Team”);

•	the Investment groups (particularly, Portfolio Managers and Chief Investment

•	Officer’s Office);

•	Research Analysts;

•	Client Administration;

•	Asset Management Compliance (“AMC”); and

•	Legal.
AMC and business groups to which this Policy directly applies must adopt written procedures to implement this Policy.
Supervision
Managers and supervisory personnel are responsible for ensuring that their employees understand and follow this Policy and any applicable procedures adopted by their group to implement the Policy. The Proxy Team has ultimate responsibility for the implementation of this Policy and the Proxy Voting Sub-Committee has oversight responsibility.
Escalation
With the exception of conflicts of interest-related matters, any issue arising under this Policy, including exception requests, should be escalated to the Proxy Voting Sub-Committee accompanied by written documentation. Issues involving potential or actual conflicts of interest should be promptly communicated in writing to the CMIA Conflicts Officer. Any exceptions will be further escalated to the Chief Compliance Officer or senior management, as ap propriate.
Monitoring/Oversight
AMC and Internal Audit perform periodic compliance reviews and audits of CMIA’s compliance with this Policy.
Disclosure
CMIA must provide information regarding its proxy voting policies and procedures, including information about any conflicts of interests and the policies to address such conflicts, and disclose how clients can obtain information about how their securities were voted. CMIA’s practices related to this Policy are disclosed in the following:
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed

CMIA Policy: Proxy Voting
☐ Not Applicable

☑ Form ADV

☐ Mutual Fund Prospectus

☑ Mutual Fund Statements of Additional Information (at the discretion of the fund)

☐ Private Placement Memorandum

☑ Funds’ Web sites

☑ Advisory Contract

☐ Other (Identify)
Recordkeeping
The Proxy Team is primarily responsible for maintaining records created with respect to this Policy and the procedures adopted to implement it. Such records will include, but are not limited to, corporate issuer proxy statements and ballots (unless otherwise available on the SEC’s EDGAR website), reports from third-party research providers, internal memos between and among CMIA personnel, communications between CMIA and corporate issuers or cli ents pertaining to proxy voting matters, proxy voting policies, procedures and guidelines, proxy voting records for each meeting voted on behalf of clients, the number of shares voted by account and how each proxy was voted.
The Proxy Team may, in its discretion, delegate maintenance and retention of some or all of these proxy voting records to its designated third-party proxy voting agent. All proxy voting records will be maintained on site for a minimum of two years for each 12-month period ending June 30, and for a minimum of six years off site, in accordance with applicable law.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC
Proxy Voting Policy
Proxy Voting Guidelines
Effective
January 24, 2011
Set forth on the following pages are guidelines adopted and used by Columbia Management Investment Advisers, LLC (the “Adviser”, “We”, “Us” or “Our”) in voting proxies (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Directors, Boards, Committees
Elect Directors
In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:
Independence— A nominee who is deemed an affiliate of the company by virtue of a materialbusiness, familial or other relationship with the company but is otherwise not an employee. Attendance— A nominee who failed to attend at least 75% of the board’s meetings.
Over Boarding— A nominee who serves on more than four other public company boards or anemployee director nominee who serves on more than two other public company boards.
Committee Membership— A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.
Audit Committee Chair— A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.
Board Independence— A nominee of a company whose board as proposed to be constitutedwould have more than one-third of its members from management.
Interlocking Directorship— A nominee who is an executive officer of another company on whoseboard one of the company’s executive officers sits.
Poor Governance— A nominee involved with options backdating, financial restatements ormaterial weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.
The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.
In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.
Shareholder Nominations for Director
The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.
Shareholder Nominations for Director — Special Criteria
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Director Independence and Committees
The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.
Independent Board Chair / Lead Director
The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.
Removal of Directors
The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.
Board Vacancies
The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.
Cumulative Voting
In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination..
Majority Voting
The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.
Number of Directors
The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.
Term Limits
The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

General Corporate Governance
Right to Call a Special Meeting
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.
Eliminate or Restrict Right to Call Special Meeting
The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.
Lead Independent Director Right to Call Special Meeting
The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.
Adjourn Meeting
The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).
Other Business
The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.
Eliminate or Restrict Action by Written Consent
The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.
Vote Unmarked Proxies
The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.
Proxy Contest Advance Notice
The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.
Minimum Stock Ownership
The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Director and Officer Indemnification
The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.
Confidential Voting
The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.
Miscellaneous Governing Document Amendments
The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
Change Company Name
The Adviser will generally vote FOR routine business matters such as changing the company’s name.
Approve Minutes
The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.
Change Date/Time/Location of Annual Meeting
The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.
Approve Annual, Financial and Statutory Reports
The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Compensation
Approve or Amend Omnibus Equity Compensation Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.
Approve or Amend Stock Option Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.
Approve or Amend Employee Stock Purchase Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.
Approve or Amend Performance-Based 162(m) Compensation Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.
Approve or Amend Restricted Stock Plan
The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.
Stock Option Repricing or Exchanges
The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.
Performance-Based Stock Options
The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Ban Future Stock Option Grants
The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.
Require Stock Retention Period
The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.
Require Approval of Extraordinary Benefits
The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.
Pay for Performance
The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.
Say on Pay
The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.
Executive Severance Agreements
The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.
Approve or Amend Deferred Compensation Plans for Directors
The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.
Set Director Compensation
The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.
Director Retirement Plans
The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Business Entity and Capitalization
Common or Preferred Stock — Increase in Authorized Shares or Classes
The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.
Common or Preferred Stock — Decrease in Authorized Shares or Classes
The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.
Common Stock — Change in Par Value
The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.
Authorize Share Repurchase Program
The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.
Stock Splits
The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.
Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures
The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.
Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)
The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Recapitalization
The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.
Merger Agreement
The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.
Going Private
The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.
Reincorporation
The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.
Bundled Proposals
The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Defense Mechanisms
Shareholder Rights’ Plan (Poison Pill)
The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.
Supermajority Voting
The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.
Control Share Acquisition Provisions
The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.
Anti-Greenmail
The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.
Classification of Board of Directors
The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Auditors
Ratify or Appoint Auditors
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.
Prohibit or Limit Auditor’s Non-Audit Services
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.
Indemnification of External Auditor
The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.
Indemnification of Internal Auditor
The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Social and Environmental
Disclose Social Agenda
The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.
Socially Responsible Investing
The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.
Prohibit or Disclose Contributions and Lobbying Expenses
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.
Disclose Prior Government Service
The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.
Change in Operations or Products Manufactured or Sold
The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .
Executive Compensation Report
The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.
Pay Equity
The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Foreign Issues
Foreign Issues- Directors, Boards, Committees
Approve Discharge of Management (Supervisory) Board
The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.
Announce Vacancies on Management (Supervisory) Board
The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.
Approve Director Fees
The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.
Foreign Issues- General Corporate Governance
Digitalization of Certificates
The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.
Authorize Filing of Required Documents and Other Formalities
The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.
Propose Publications Media
The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.
Clarify Articles of Association or Incorporation
The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Update Articles of Association or Incorporation with Proxy Results
The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.
Conform Articles of Association or Incorporation to Law or Stock Exchange
The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.
Authorize Board to Ratify and Execute Approved Resolutions
The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.
Prepare and Approve List of Shareholders
The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.
Authorize Company to Engage in Transactions with Related Parties
The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.
Amend Articles to Lower Quorum Requirement for Special Business
The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.
Change Date/Location of Annual Meeting
The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.
Elect Chairman of the Meeting
The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.
Authorize New Product Lines
The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.
Approve Financial Statements, Directors’ Reports and Auditors’ Reports
The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Foreign Issues- Compensation
Approve Retirement Bonuses for Directors/Statutory Auditors
The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.
Approve Payment to Deceased Director’s/Statutory Auditor’s Family
The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.
Foreign Issues- Business Entity, Capitalization
Set or Approve the Dividend
The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.
Approve Allocation of Income and Dividends
The Adviser generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.
Approve Scrip (Stock) Dividend Alternative
The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Authorize Issuance of Equity or Equity-Linked Securities
The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.
Authorize Issuance of Bonds
The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.
Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value
The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.
Increase Issued Capital for Rights Issue
The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Board Authority to Repurchase Shares
The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.
Authorize Reissuance of Repurchased Shares
The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.
Approve Payment of Corporate Income Tax
The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.
Cancel Pre-Approved Capital Issuance Authority
The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.
Allotment of Unissued Shares
The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.
Authority to Allot Shares for Cash
The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).
Foreign Issues- Defense Mechanisms
Authorize Board to Use All Outstanding Capital
The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.
@ 2011 Columbia Management Investment Advisors, LLC. All Rights Reserved.

Foreign Issues- Auditors
Approve Special Auditors’ Report
The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.
Appoint Statutory Auditor
The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.
Foreign Issues- Social and Environmental
Authorize Company to Make EU Political Organization Donations
The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

Davis Selected Advisers, LP
(“Davis Advisors”)
Proxy Voting Policies and Procedures
Amended as of August 20, 2008

I.	Introduction
II.	Guiding Principles
III.	Fiduciary Duties of Care and Loyalty
IV.	Detailed Proxy Voting Policies
V.	Ensuring Proxies are Voted
VI.	Identifying and Resolving Potential Conflicts of Interest
VII.	Proxy Oversight Group
VIII.	Shareholder Activism
IX.	Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How
Proxies Were Voted
X.	Summary of Proxy Voting Policies and Procedures
XI.	Records
XII.	Amendments
Exhibit A, "Detailed Proxy Voting Policies"

I. Introduction
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.
Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.
Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.
II. Guiding Principles
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:
Creating Value for Existing Shareholders.The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.
Other factors which we consider may include:
(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

1. Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
2. Preserve and expand the power of shareholders in areas of corporate governance — Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.
3. Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.
Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.
III. Fiduciary Duties of Care and Loyalty
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.
When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:
1.	The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

2.	The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.
IV. Detailed Proxy Voting Policies
Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.
V. Ensuring Proxies are Voted
If Davis Advisors has been assigned the right to vote the proxies on behalf of a client, then the Chief Compliance Officer shall conduct periodic tests to ensure that Davis Advisors is monitoring corporate actions and voting proxies on behalf of such clients.
Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies andProcedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.
Cost/Benefit Analysis.Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.
Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.
Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to voteproxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).
Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis’ Advisors’ control to prevent or correct.

Record of Voting
The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.
VI. Identifying and Resolving Potential Conflicts of Interest
Potential Conflicts of Interest
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:
1.	Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
2.	Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.
Identifying Potential Conflicts of Interest
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.
Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2 1/2% of the voting company’s eligible vote; and (ii) more than 2 1/2% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.
Resolving Potential Conflicts of Interest
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

1	Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;

2	Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;

3	Davis Advisors may obtain guidance from an independent third party;

4	The potential conflict may be immaterial; or

5	Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.
VII. Proxy Oversight Group
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:
1.	Establishes, amends, and interprets proxy voting policies and procedures; and
2.	Resolves conflicts of interest identified by the Compliance Department.
Composition of the Proxy Oversight Group
The following are the members of the Proxy Oversight Group. Davis Advisors’:
1.	A Proxy Analyst as designated by the Chief Investment Officer from time to time;

2.	Davis Advisors’ Chief Compliance Officer; and

3.	Davis Advisors’ Chief Legal Officer.
Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.
VIII. Shareholder Activism
Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.
Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:
Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85706

Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov.
No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.
X. Summary of Proxy Voting Policies and Procedures
Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.
XI. Records
Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:
a.	Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;

b.	Proxy statements received regarding client securities;

c.	Records of votes Davis Advisors cast on behalf of clients;

d.	Records of written client requests for proxy voting information and Davis Advisors’ response; and

e.	Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.
XII. Amendments
Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

Exhibit A
Davis Selected Advisers, L.P.
Detailed Proxy Voting Policies
As Amended: June 2, 2006
The Guiding Principles control Davis Advisors’ Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.
Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.
I.	The Board of Directors

II.	Executive Compensation

III.	Tender Offer Defenses

IV.	Proxy Contests

V.	Proxy Contest Defenses

VI.	Auditors

VII.	Miscellaneous Governance Provisions

VIII.	State of Incorporation

IX.	Mergers and Corporate Restructuring

X.	Social and Environmental Issues

XI.	Capital Structure
The Board of Directors
2. Voting on Director Nominees in Uncontested Elections
a	We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.
In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.
Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others. In voting on director nominees, we may also consider the following factors in order of importance:
(i)	long-term corporate performance;

(ii)	nominee’s business background and experience;

(iii)	nominee’s investment in the company:

iv.	nominee’s ethical track record:

v.	whether a poor record of long term performance resulted from poor management or from factors outside of managements control:

vi.	corporate governance provisions and takeover activity (discussed in Sections III and IV):

vii.	interlocking directorships: and

viii.	other relevant information
B. Majority Voting.
We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.
We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.
C. Cumulative Voting.
We may either support or vote against cumulative voting depending on the specific facts and circumstances.
B. Classification/Declassification of the Board
We generally vote against proposals to classify the board.
We generally vote for proposals to repeal classified boards and to elect all directors annually.

II. Executive Compensation
A. Stock Options, Bonus Plans.
In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.
We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.
1.	Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?
•	Performance below that of the S&P 500.

•	Performance below a pre-selected group of competitors.

•	Performance below the company’s cost of equity capital.
2.	Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?
In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate — or actually do not go up at all but are simply volatile — over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.
We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of appropriate and reasonable performance criteria to long-term compensation plans.
B. Positive Compensation Practices.
Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:
1.	A high proportion of compensation derived from variable, performance-based incentives;

2.	Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;

3.	Base salaries that are not excessive;

4.	Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;

5.	Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;

6.	Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;

7.	Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);

8.	Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;

9.	Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;

10.	Appropriate cost allocation of charges for stock-based compensation;

11.	Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and

12.	Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.
Tender Offer Defenses
A. Poison Pills
We will generally vote against management proposals to ratify a poison pill.
We will generally vote for shareholder proposals to redeem a poison pill.
B. Fair Price Provisions
We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
C. Greenmail
We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
D. Pale Greenmail
We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.
E. Unequal Voting Rights
We will generally vote against dual class exchange offers.
We will generally vote against dual class recapitalizations.
F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
G. Supermajority Shareholder Vote Requirement to Approve Mergers
We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
H. White Squire Placements
We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. Proxy Contests
A. Voting for Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:
long-term financial performance of the target company relative to its industry management’s track record
background to the proxy contest
qualifications of director nominees (both slates)
evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met stock ownership positions
B. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
V. Proxy Contest Defenses
A. Board Structure: Staggered vs. Annual Elections
We will generally vote against proposals to classify the board.
We will generally vote for proposals to repeal classified boards and to elect all directors annually.
B. Shareholder Ability to Remove Directors
We will generally vote against proposals that provide that directors may be removed only for cause.
We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.
We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.
C. Cumulative Voting
See discussion under “The Board of Directors”.

D. Shareholder Ability to Call Special Meetings
We will generally vote against proposals to restrict or prohibit the ability of significant shareholders to call special meetings.
We will generally vote for proposals that remove restrictions on the right of significant shareholders to call special meetings.
E. Shareholder Ability to Act by Written Consent
We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
We will generally vote for proposals to allow or make easier shareholder action by written consent.
VI. Auditors
A. Ratifying Auditors
We will generally vote for proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion that materially misstates the company’s financial position and either knew or should have known of the accounting improprieties that led to the restatement.
We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes -Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).
VII. Miscellaneous Governance Provisions
A. Confidential Voting
We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote for management proposals to adopt confidential voting.
B. Equal Access
We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
C. Bundled Proposals
We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.
D. Shareholder Advisory Committees
We review on a case-by-case basis proposals to establish a shareholder advisory committee.
E. Stock Ownership Requirements
We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.
F. Term of Office and Independence of Committees
We will generally vote against shareholder proposals to limit the tenure of outside directors.
We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.
We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
We will generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
H. Charitable Contributions
We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.
I. Age Limits
We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.
J. Board Size
We will generally vote for proposals seeking to fix the board size or designate a range for the board size.
We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
K. Establish/Amend Nominee Qualifications
We vote case-by -case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
We will generally vote against shareholder proposals requiring two candidates per board seat.
L. OBRA-Related Compensation Proposals
• Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Added Performance-Based Goals
We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Increase Shares and Retain Tax Deductions Under OBRA
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.
• Approval of Cash or Cash-and-Stock Bonus Plans
We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.
M. Shareholder Proposals to Limit Executive and Director Pay
We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.
We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.
N. Golden and Tin Parachutes
We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.
O. Employee Stock Ownership Plans (ESOPs)
We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
P. 401(k) Employee Benefit Plans

We will generally vote for proposals to implement a 401(k) savings plan for employees.
Q. Stock Plans in Lieu of Cash
We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.
We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.
We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.
R. Director Retirement Plans
We will generally vote against retirement plans for non-employee directors.
We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.
S. Advisory Vote on Compensation
We will review on a case-by-case basis proposals to grant an annual advisory vote on executive compensation to shareholders (so-called “say on pay” votes).

VIII. State of Incorporation
A. Voting on State Takeover Statutes
We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
B. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation are examined on a case-by-case basis.
IX. Mergers and Corporate Restructurings
A. Mergers and Acquisitions
Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:
•	anticipated financial and operating benefits

•	offer price (cost vs. premium)

•	prospects of the combined companies

•	how the deal was negotiated

•	changes in corporate governance and their impact on shareholder rights
B. Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.
C. Spin-offs
Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
D. Asset Sales
Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
E. Liquidations
Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights
We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.
G. Changing Corporate Name
We will generally vote for changing the corporate name.
X. Social and Environmental Issues
Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
XI. Capital Structure
A. Common Stock Authorization
We review on a case -by-case basis proposals to increase the number of shares of common stock authorized for issue, giving weight to a company’s history of past equity grants, long term performance, peer company practices, and evolving compensation practices (e.g. cash vs. equity weightings).
B. Reverse Stock Splits
We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization
We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.
We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.
D. Shareholder Proposals Regarding Blank Check Preferred Stock
We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
E. Adjust Par Value of Common Stock
We will generally vote for management proposals to reduce the par value of common stock.
F. Preemptive Rights
We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.
G. Debt Restructurings
We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:
•	Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control - Will the transaction result in a change in control of the company?

•	Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?
Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs
We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
I. Dual-class Stock
We will generally vote against proposals to create a new class of common stock with superior voting rights.
We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders.

•	It is not designed to preserve the voting power of an insider or significant shareholder.
J. Issue Stock for Use with Rights Plan
We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
K. Preferred Stock
We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
We will generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
We vote case -by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
L. Recapitalization
We vote case- by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. Reverse Stock Splits
We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
We will generally vote for management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.
N. Stock Distributions: Splits and Dividends
We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.
O. Tracking Stock
Votes on the creation of tracking stock are determined on a case- by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

Declaration Management & Research LLC
Proxy Voting Policy and Procedures
Declaration Management & Research LLC (“Declaration”) is a fixed income manager and the securities we purchase for client accounts are predominantly fixed income securities. Accordingly, we are seldom if ever called upon to vote equity securities on our clients’ behalf. However, in the event we were granted the discretion to vote proxies for a client’s account and an occasion arose where an equity security needed to be voted, we would follow the following proxy voting policy in carrying out our responsibilities to that client.
I. General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
4.	As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).
5.	Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.
6.	If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.
7.	In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.
8.	It is our policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not accept partial voting authority nor do we accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies. Clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.

Since we cannot currently anticipate circumstances in which Declaration would be called upon to vote an equity security for a client’s account, it is difficult to specify in advance how we would vote on particular questions. For routine matters, we would expect to vote in accordance with the recommendation of the issuer’s management. For all other matters, we would decide how to vote on a case-by-case basis considering the relevant circumstances of the issuer.
We will from time to time review this proxy voting policy and procedures and may adopt changes from time to time. Clients may contact our Compliance Office, by calling 703-749-8200 or via e-mail at compliance@declaration.com to obtain a record of how we voted the proxies for their account.
II. Process
At Declaration, the investment research analysts are responsible for performing research on the companies in which we invest. The same analysts would be responsible for decisions regarding proxy voting, as they would be the most familiar with company-specific issues. Portfolio managers may also provide input when appropriate. Proxy voting mechanics are the responsibility of the analyst.
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we would weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision would take into account the effect that the vote of our client, either by itself or together with other votes, was expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
We will maintain the records required to be maintained by us with respect to proxies in accordance with the requirements of the Investment Advisers Act of 1940 and, with respect to our registered investment company clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s Edgar system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisors Act or the Investment Company Act.
2.	Conflicts of Interest
We manage the assets of various public and private company clients, and may invest in the securities of certain of these companies on behalf of our clients. As noted above, we invest principally in fixed income securities with respect to which proxies are not required to be voted. However, in the event we were to be granted the discretion to vote proxies by a client, and an equity security were to be held in that client’s portfolio with respect to which a vote was required; we would be responsible for voting proxies for that security. We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships [1] or material personal/family relationships [2] with an issuer (or with a potential target or acquirer, in the case of a proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (the “Committee”). The Committee consists of the President, the Executive Vice President — Director of Portfolio Management and the Chief Compliance Officer. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including screening proxies against a list of clients with whom we have a material business relationship. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee actually know of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.
The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.
Declaration is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a public company. It is our general policy not to acquire or hold MFC stock on behalf of our clients. However, in the event that a client were to hold MFC stock in a portfolio which we managed, and we were responsible for voting a MFC proxy on behalf of the client, the Committee would decide how to vote the MFC proxy in a manner that it believes will maximize shareholder value. The Committee will document the rationale for its decision.
It is Declaration’s policy not to accept any input from any other person or entity, including its affiliates, when voting proxies for any security. In the event that a Declaration employee was contacted by any affiliate or any other person or entity, other than by means of standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Chief Compliance Officer and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.

[1]	For purposes of this proxy voting policy, a “material business relationship” is considered to arise in the event a client has contributed more than 5% of Declaration’s annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

[2]	For purposes of this proxy voting policy, a “material personal/family relationship” is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will in connection with each proxy vote obtain information about (1) personal and/or family relationships between any Declaration employee involved in the proxy vote (e.g., analyst, portfolio manager and/or members of the Proxy Voting Committee, as applicable), and directors or senior executives of the issuer, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuer.

If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with the Chief Compliance Officer and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.
Adopted 07/03
Revised 09/04
Revised 04/08
Revised 12/10

Proxy Voting and Guidelines
— DeAM
Level 3

I. INTRODUCTION
Deutsche Asset Management (“AM”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and local regulation. These Proxy Voting Policies, Procedures and Guidelines shall apply to all accounts managed by US domiciled advisers and to all US client accounts managed by non US regional offices. Non US regional offices are required to maintain procedures and to vote proxies as may be required by law on behalf of their non US clients. In addition, AM’s proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.
The attached guidelines represent a set of global recommendations that were determined by the Global Proxy Voting Sub-Committee (“the GPVSC”). These guidelines were developed to provide AM with a comprehensive list of recommendations that represent how AM will generally vote proxies for its clients. The recommendations derived from the application of these guidelines are not intended to influence the various AM legal entities either directly or indirectly by parent or affiliated companies. In addition, the organizational structures and documents of the various AM legal entities allows, where necessary or appropriate, the execution by individual AM subsidiaries of the proxy voting rights independently of any DB parent or affiliated company. This applies in particular to non U.S. fund management companies. The individuals that make proxy voting decisions are also free to act independently, subject to the normal and customary supervision by the management/boards of these AM legal entities.
II. AM’S PROXY VOTING RESPONSIBILITIES
Proxy votes are the property of AM’s advisory clients. 1 As such, AM’s authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. AM has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes AM’s advisory clients’ proxies in accordance with AM’s proxy guidelines or AM’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, AM will notify ISS to carry out those instructions. Where no specific instruction exists, AM will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct AM to have ISS vote their proxies in accordance with Taft Hartley voting Guidelines
Clients may in certain instances contract with their custodial agent and notify AM that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get voted twice.
III. POLICIES
1. Proxy voting activities are conducted in the best economic interest of clients
AM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by AM in good faith after appropriate review.
2. The Global Proxy Voting Sub-Committee

[1]	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which AM serves as investment adviser or sub-adviser; for which AM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

The Global Proxy Voting Sub-Committee (the “GPVSC”) is an internal working group established by the applicable AM’s Investment Risk Oversight Committee pursuant to a written charter. The GPVSC is responsible for overseeing AM’s proxy voting activities, including:
9.	adopting, monitoring and updating guidelines, attached as Exhibit A (the “Guidelines”), that provide how AM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;
10.	voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of AM’s clients; and
11.	monitoring the Proxy Vendor Oversight’s proxy voting activities (see below).
AM’s Proxy Vendor Oversight, a function of AM’s Operations Group, is responsible for coordinating with ISS to administer AM’s proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS’ proxy responsibilities in this regard.
3. Availability of Proxy Voting Policies and Procedures and proxy voting record
Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at AM’s discretion. Clients may also obtain information on how their proxies were voted by AM as required by law and otherwise at AM’s discretion; however, AM must not selectively disclose its investment company clients’ proxy voting records. The Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies’ proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company’s proxy voting record for 12-month periods ended June 30 (see “Recordkeeping” below), if so required by relevant law.
IV. PROCEDURES
The key aspects of AM’s proxy voting process are as follows:
1. The GPVSC’s Proxy Voting Guidelines
The Guidelines set forth the GPVSC’s standard voting positions on a comprehensive list of common proxy voting matters. The GPVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

The GPVSC will review the Guidelines as necessary to support the best economic interests of AM’s clients and, in any event, at least annually. The GPVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the GPVSC will thoroughly review and evaluate the proposed change and the reasons therefore, and the GPVSC Chair will ask GPVSC members whether anyone outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see below) and will defer the approval, if possible. Lastly, the GPVSC will fully document its rationale for approving any change to the Guidelines.
The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which AM votes investment company proxies may differ from proposals for which a AM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.
Funds (“Underlying Funds”) in which Topiary Fund Management Fund of Funds (each, a “Fund”) invest, may from time to time seek to revise their investment terms (i.e. liquidity, fees, etc.) or investment structure. In such event, the Underlying Funds may require approval/consent from its investors to effect the relevant changes. Topiary Fund Management has adopted Proxy Voting Procedures which outline the process for these approvals.
2. Specific proxy voting decisions made by the GPVSC
The Proxy Vendor Oversight will refer to the GPVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.
Additionally, if, the Proxy Vendor Oversight, the GPVSC Chair or any member of the GPVSC, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the GPVSC Chair and/or the Proxy Vendor Oversight. 2
If the Proxy Vendor Oversight refers a proxy proposal to the GPVSC or the GPVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the GPVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.
The GPVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the GPVSC’s voting determination.

[2]	The Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Vendor Oversight to bring the solicitation to the attention of the GPVSC Chair. AM portfolio managers, AM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the GPVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the GPVSC Chair distributes to AM portfolio managers and AM research analysts.

3. Certain proxy votes may not be cast
In some cases, the GPVSC may determine that it is in the best economic interests of its clients not to vote certain proxies. If the conditions below are met with regard to a proxy proposal, AM will abstain from voting:
•	Neither the Guidelines nor specific client instructions cover an issue;
•	ISS does not make a recommendation on the issue;
•	The GPVSC cannot convene on the proxy proposal at issue to make a determination as to what would be in the client’s best interest. (This could happen, for example, if the Conflicts of Interest Management Sub-committee found that there was a material conflict or if despite all best efforts being made, the GPVSC quorum requirement could not be met).
In addition, it is AM’s policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the GPVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.
The Proxy Vendor Oversight will coordinate with the GPVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.
4. Conflict of Interest Procedures
A. Procedures to Address Conflicts of Interest and Improper Influence
Overriding Principle. In the limited circumstances where the GPVSC votes proxies, 3 the GPVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of AM’s clients. 4
Independence of the GPVSC. As a matter of Compliance policy, the GPVSC and the Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the GPVSC and the employee responsible for Proxy Vendor Oversight are employees of AM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division (“CIB”). Their compensation cannot be based upon their contribution to any business activity outside of AM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division (“PCAM”) regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of AM (and within AM only on a need to know basis).

[3]	As mentioned above, the GPVSC votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

[4]	The Proxy Vendor Oversight, who serves as the non-voting secretary of the GPVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

Conflict Review Procedures. There will be a committee (the “Conflicts of Interest Management Sub-Committee”) established within AM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the GPVSC. Promptly upon a determination that a vote shall be presented to the GPVSC, the GPVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if AM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the GPVSC’s decision on the particular vote at issue. GPVSC should provide the Conflicts of Interest Management Sub-Committee a reasonable amount of time (no less than 24 hours) to perform all necessary and appropriate reviews. To the extent that a conflicts review can not be sufficiently completed by the Conflicts of Interest Management Sub-Committee the proxies will be voted in accordance with the standard guidelines.
The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) AM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; (iii) and any communications with members of the GPVSC (or anyone participating or providing information to the GPVSC) and any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.
Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) AM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the GPVSC chair.
If notified that AM has a material conflict of interest as described above, the GPVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the effected clients, or (ii) in accordance with the standard guidelines. If notified that certain individuals should be recused from the proxy vote at issue, the GPVSC Chair shall do so in accordance with the procedures set forth below.
Note: Any AM employee who becomes aware of a potential, material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Compliance. Compliance shall call a meeting of the conflict review committee to evaluate such conflict and determine a recommended course of action.
Procedures to be followed by the GPVSC. At the beginning of any discussion regarding how to vote any proxy, the GPVSC Chair (or his or her delegate) will inquire as to whether any GPVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.

The GPVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client, has: (i) requested that AM, the Proxy Vendor Oversight (or any member thereof) or a GPVSC member vote a particular proxy in a certain manner; (ii) attempted to influence AM, the Proxy Vendor Oversight (or any member thereof), a GPVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a GPVSC member or any other person participating or providing information to the GPVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub- Committee.
If any such incidents are reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the GPVSC whether anyone should be recused from the proxy voting process, or whether AM should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS or, if time permits, the effected clients. These inquiries and discussions will be properly reflected in the GPVSC’s minutes.
Duty to Report. Any AM employee, including any GPVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client to influence, how AM votes its proxies has a duty to disclose the existence of the situation to the GPVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.
Recusal of Members. The GPVSC will recuse from participating in a specific proxy vote any GPVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could effect their independent judgment, in respect of such vote. The GPVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the GPVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.
If, after excluding all relevant GPVSC voting members pursuant to the paragraph above, there are three or more GPVSC voting members remaining, those remaining GPVSC members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three GPVSC voting members remaining, the GPVSC Chair will vote the proxy in accordance with the standard guidelines, will obtain instructions as to how to have the proxy voted from, if time permits, the effected clients and otherwise from ISS.
B. Investment Companies and Affiliated Public Companies

Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs AM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Subject to participation agreements with certain Exchange Traded Funds (“ETF”) issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing DWS funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.
Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., “mirror” or “echo” voting).
Note: With respect to the Central Cash Management Fund (registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the Central Cash Management Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.
C. Other Procedures That Limit Conflicts of Interest
AM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:
•	Deutsche Bank Americas Restricted Activities Policy. This policy provides for, among other things, independence of AM employees from CIB, and information barriers between AM and other affiliates. Specifically, no AM employee may be subject to the supervision or control of any employee of CIB. No AM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of AM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a AM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, AM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of AM (and should only be discussed on a need-to-know basis within AM).
Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Asset Management Information Sharing Procedures, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The GPVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the GPVSC (or, its members) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

V. RECORDKEEPING
At a minimum, the following types of records must be properly maintained and readily accessible in order to evidence compliance with this policy.
•	AM will maintain a record of each vote cast by AM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted.
•	The Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the records include, but are not limited to:
- The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.
- Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.
- Analyst worksheets created for stock option plan and share increase analyses. — Proxy Edge print-screen of actual vote election.
•	AM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Vendor Oversight or the GPVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.
•	The GPVSC also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.
•	With respect to AM’s investment company clients, ISS will create and maintain records of each company’s proxy voting record for 12-month periods ended June 30. AM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:
- The name of the issuer of the portfolio security;
- The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
- The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);
- The shareholder meeting date;
- A brief identification of the matter voted on;
- Whether the matter was proposed by the issuer or by a security holder; — Whether the company cast its vote on the matter;
- How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
- Whether the company cast its vote for or against management.
Note: This list is intended to provide guidance only in terms of the records that must be maintained in accordancewith this policy. In addition, please note that records must be maintained in accordance with the applicable AM Records Management Policy.
With respect to electronically stored records, “properly maintained” is defined as complete, authentic (unalterable) usable and backed-up. At a minimum, records should be retained for a period of not less than six years (or longer, if necessary to comply with applicable regulatory requirements), the first three years in an appropriate AM office.

VI. THE GPVSC’S OVERSIGHT ROLE
In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the GPVSC will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The GPVSC will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the GPVSC’s minutes.

Attachment A — Global Proxy Voting Guidelines
Deutsche Asset Management
Global Proxy Voting Guidelines
As Amended October 2010

6	Board Of Directors And
Executives A Election Of Directors

B Classified Boards Of Directors
C Board And Committee Independence
D Liability And Indemnification Of Directors
E Qualifications Of Directors
F Removal Of Directors And Filling Of Vacancies
G Proposals To Fix The Size Of The Board
H Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards
I Proposals to Restrict Supervisory Board Members Service on Multiple Boards
J Proposals to Establish Audit Committees
3.	Capital Structure
A Authorization Of Additional Shares
B Authorization Of “Blank Check” Preferred Stock
C Stock Splits/Reverse Stock Splits
D Dual Class/Supervoting Stock
E Large Block Issuance
F Recapitalization Into A Single Class Of Stock
G Share Repurchases
a.	Reductions In Par Value
III	Corporate Governance Issues
a Confidential Voting

b Cumulative Voting

c Supermajority Voting Requirements

d Shareholder Right To Vote
IV	Compensation
A Establishment of a Remuneration Committee

B Executive And Director Stock Option Plans

C Employee Stock Option/Purchase Plans

D Golden Parachutes

4.3.	Proposals To Limit Benefits Or Executive Compensation

4.3.	Option Expensing

4.3.	Management board election and motion

4.3.	Remuneration (variable pay)

4.3.	Long-term incentive plans

4.3.	Shareholder Proposals Concerning “Pay For Superior Performance”

4.3.	Executive Compensation Advisory
w	Anti-Takeover Related Issues
A	Shareholder Rights Plans (“Poison Pills”)

B	Reincorporation

C	Fair-Price Proposals

D	Exemption From State Takeover Laws

E Non-Financial Effects Of Takeover Bids VI Mergers & Acquisitions
VII Social & Political Issues
III. Labor & Human Rights

JJJ. Diversity & Equality

KKK. Health & Safety

LLL. Government/Military

MMM. Tobacco
F Principles for Responsible Investment (“PRI”)Environmental Issues
VIII Miscellaneous Items
A Ratification Of Auditors
B Limitation Of Non-Audit Services Provided By Independent Auditor

C Audit Firm Rotation

D Transaction Of Other Business

E Motions To Adjourn The Meeting

F Bundled Proposals

G Change Of Company Name

H Proposals Related To The Annual Meeting
I Reimbursement Of Expenses Incurred From Candidate Nomination

J Investment Company Proxies

K International Proxy Voting

These Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor.
NOTE: Because of the unique structure and regulatory scheme applicable to closed -end investment companies, the voting guidelines (particularly those related to governance issues) generally will be inapplicable to holdings of closed-end investment companies. As a result, determinations on the appropriate voting recommendation for closed-end investment company shares will be made on a case-by-case basis.
3. Board of Directors and Executives
A. Election of Directors
Routine: AM Policy is to vote “for” the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.
Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. AM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services (“ISS”) subject to review by the Proxy Voting Sub-Committee (GPVSC) as set forth in the AM’s Proxy Voting Policies and Procedures.
Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management’s nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.
B. Classified Boards of Directors
AM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.
Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.
C. Board and Committee Independence
AM policy is to vote:
1.	“For” proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.
2.	“For” proposals that require all members of a company’s compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated directors.
3.	“Against” shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.

1.	“For” separation of the Chairman and CEO positions.
2.	“Against” proposals that require a company to appoint a Chairman who is an independent director.
Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders’ interests are adequately represented. However, the Chairman of the board must have sufficient involvement in and experience with the operations of the company to perform the functions required of that position and lead the company.
No director qualifies as ‘independent’ unless the board of directors affirmatively determines that the director has no material relationship with the listed company (either directly or as a partner, shareholder or officer of an organization that has a relationship with the company).
Whether a director is in fact not “independent” will depend on the laws and regulations of the primary market for the security and the exchanges, if any, on which the security trades.
D. Liability and Indemnification of Directors
AM policy is to vote “for” management proposals to limit directors’ liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors’ liability would effect shareholders’ interests in pending litigation.
Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding coverage only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.
E. Qualifications of Directors
AM policy is to follow management’s recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.
Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.
F. Removal of Directors and Filling of Vacancies
AM policy is to vote “against” proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.
Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders’ ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.
Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. Proposals to Fix the Size of the Board
AM policy is to vote:
2.	“For” proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.
3.	“Against” proposals allowing management to fix the size of the board without shareholder approval.
Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.
H. Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards
AM policy is to vote “For” proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.
Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders’ interests are represented adequately.
Note: A director’s service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.
I. Proposals to Restrict Supervisory Board Members Service on Multiple Boards (For FFT Securities)
AM policy is to vote “for” proposals to restrict a Supervisory Board Member from serving on more than five supervisory boards.
Rationale: We consider a strong, independent and knowledgeable supervisory board as important counter-balance to executive management to ensure that the interests of shareholders are fully reflected by the company.
Full information should be disclosed in the annual reports and accounts to allow all shareholders to judge the success of the supervisory board controlling their company.
Supervisory Board Member must have sufficient time to ensure that shareholders’ interests are represented adequately.
Note: A director’s service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.
J. Proposals to Establish Audit Committees (For FFT and U.S. Securities)
AM policy is to vote “for” proposals that require the establishment of audit committees.
Rationale: The audit committee should deal with accounting and risk management related questions, verifies the independence of the auditor with due regard to possible conflicts of interest. It also should determine the procedure of the audit process.

II. Capital Structure
A. Authorization of Additional Shares (For U.S. Securities)
AM policy is to vote “for” proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).
Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.
B. Authorization of “Blank Check” Preferred Stock (For U.S. Securities)
AM policy is to vote:
1.	“Against” proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.
2.	“For” proposals mandating shareholder approval of blank check stock placement.
Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.
C. Stock Splits/Reverse Stock Splits
AM policy is to vote “for” stock splits if a legitimate business purpose is set forth and the split is in the shareholders’ best interests. A vote is cast “for” a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)
Rationale: Generally, stock splits do not detrimentally effect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.
D. Dual Class/Supervoting Stock
AM policy is to vote “against” proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.
Rationale: The “one share, one vote” principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

E. Large Block Issuance (For U.S. Securities)
AM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AM’s Proxy Policies and Procedures.
Additionally, AM supports proposals requiring shareholder approval of large block issuances.
Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.
F. Recapitalization into a Single Class of Stock
AM policy is to vote “for” recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.
Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.
G. Share Repurchases
AM policy is to vote “for” share repurchase plans provided all shareholders are able to participate on equal terms.
Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.
H. Reductions in Par Value
AM policy is to vote “for” proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)
Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.
III. Corporate Governance Issues
A. Confidential Voting
AM policy is to vote “for” proposals to provide for confidential voting and independent tabulation of voting results and to vote “against” proposals to repeal such provisions.
Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B. Cumulative Voting (For U.S. Securities)
AM policy is to vote “against” shareholder proposals requesting cumulative voting and “for“management proposals to eliminate it. The protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast “against” cumulative voting and “for” proposals to eliminate it if:
a)	The company has a five year return on investment greater than the relevant industry index,
b)	All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and
c)	No shareholder (or voting block) beneficially owns 15% or more of the company.
Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.
Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation; however, the presence of other safeguards may make their use unnecessary.
C. Supermajority Voting Requirements
AM policy is to vote “against” management proposals to require a supermajority vote to amend the charter or bylaws and to vote “for” shareholder proposals to modify or rescind existing supermajority requirements.
*Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.
Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.
D. Shareholder Right to Vote
AM policy is to vote “against” proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote “for” proposals that remove such restrictions.
Rationale: Any reasonable means whereby shareholders can make their views known to management or effect the governance process should be supported.

IV. Compensation
Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board’s award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank’s criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.
A. Establishment of a Remuneration Committee (For FFT Securities)
AM policy is to vote “for” proposals that require the establishment of a remuneration committee.
Rationale: Corporations should disclose in each annual report or proxy statement their policies on remuneration. Essential details regarding executive remuneration including share options, long-term incentive plans and bonuses, should be disclosed in the annual report, so that investors can judge whether corporate pay policies and practices meet the standard.
The remuneration committee shall not comprise any board members and should be sensitive to the wider scene on executive pay. It should ensure that performance-based elements of executive pay are designed to align the interests of shareholders.
B. Executive and Director Stock Option Plans
AM policy is to vote “for” stock option plans that meet the following criteria:
(1)	The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)
(2)	The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.
(3)	The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.
(4)	The plan does not grant options on super-voting stock.
AM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and b) only certain high-level executives are subject to receive the performance based options.
AM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders’ voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.
C. Employee Stock Option/Purchase Plans
AM policy is to vote for employee stock purchase plans (ESPP’s) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.
AM policy is to vote “for” employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.
Rationale: ESOPs and ESPP’s encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.
D. Golden Parachutes
AM policy is to vote “for” proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote “against” more restrictive shareholder proposals to limit golden parachutes.
Rationale: In setting a reasonable limitation, AM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.
E. Proposals to Limit Benefits or Executive Compensation
AM policy is to vote “against”
1.	Proposals to limit benefits, pensions or compensation and
2.	Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.
Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.
F. Option Expensing
AM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, AM agrees that their value should not be ignored and treated as “no cost” compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.
G. Management board election and motion (For FFT Securities)
AM policy is to vote “against”:
•	the election of board members with positions on either remuneration or audit committees;

•	the election of supervisory board members with too many supervisory board mandates;

•	“automatic” election of former board members into the supervisory board.
Rationale: Management as an entity, and each of its members, are responsible for all actions of the company, and are — subject to applicable laws and regulations — accountable to the shareholders as a whole for their actions.
Sufficient information should be disclosed in the annual company report and account to allow shareholders to judge the success of the company.
H. Remuneration (variable pay): (For FFT Securities)
Executive remuneration for Management Board
AM policy is to vote “for” remuneration for Management Board that is transparent and linked to results.
Rationale: Executive compensation should motivate management and align the interests of management with the shareholders. The focus should be on criteria that prevent excessive remuneration; but enable the company to hire and retain first-class professionals.
Shareholder interests are normally best served when management is remunerated to optimize long-term returns. Criteria should include suitable measurements like return on capital employed or economic value added.
Interests should generally also be correctly aligned when management own shares in the company — even more so if these shares represent a substantial portion of their own wealth.
Its disclosure shall differentiate between fixed pay, variable (performance related) pay and long-term incentives, including stock option plans with valuation ranges as well as pension and any other significant arrangements.
Executive remuneration for Supervisory Board
AM policy is to vote “for” remuneration for Supervisory Board that is at least 50% in fixed form.
Rationale: It would normally be preferable if performance linked compensation were not based on dividend payments, but linked to suitable result based parameters. Consulting and procurement services should also be published in the company report.
I. Long-term incentive plans (For FFT Securities)
AM policy is to vote “for” long-term incentive plans for members of a management board that reward for above average company performance.

Rationale: Incentive plans will normally be supported if they:
12.	directly align the interests of members of management boards with those of shareholders;
13.	establish challenging performance criteria to reward only above average performance;
14.	measure performance by total shareholder return in relation to the market or a range of comparable companies;
15.	are long-term in nature and encourage long-term ownership of the shares once exercised through minimum holding periods;
16.	do not allow a repricing of the exercise price in stock option plans.
J. Shareholder Proposals Concerning “Pay for Superior Performance”
AM policy is to address pay for superior performance proposals on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AM’s Proxy Policies and Procedures.
Rationale: While AM agrees that compensation issues are better left to the discretion of management, they appreciate the need to monitor for excessive compensation practices on a case by case basis. If, after a review of the ISS metrics, AM is comfortable with ISS’s applying this calculation and will vote according to their recommendation.
K. Executive Compensation Advisory
AM policy is to follow management’s recommended vote on shareholder proposals to propose an advisory resolution seeking to ratify the compensation of the company’s named executive officers (NEOs) on an annual basis.
Rationale: AM believes that controls exist within senior management and corporate compensation committees, ensuring fair compensation to executives. This might allow shareholders to require approval for all levels of management’s compensation.
V. Anti-Takeover Related Issues
A. Shareholder Rights Plans (“Poison Pills”)
AM policy is to vote “for” proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote “against” the adoption of poison pills if they are submitted for shareholder ratification.
Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B. Reincorporation
AM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder’s interests and a vote cast “against.”
Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.
C. Fair-Price Proposals
AM policy is to vote “for” management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company’s shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.
A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.
Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.
D. Exemption from state takeover laws
AM policy is to vote “for” shareholder proposals to opt out of state takeover laws and to vote “against” management proposals requesting to opt out of state takeover laws.
Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.
E. Non-financial Effects of Takeover Bids
Policy is to vote “against” shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.
Rationale: Non-financial effects may often be subjective and are secondary to AM’s stated purpose of acting in its client’s best economic interest.

VI. Mergers & Acquisitions
Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in AM’s Policies and Procedures.
VII. Social, Environmental & Political Issues
Social and environmental issues are becoming increasingly important to corporate success. We incorporate social and environmental considerations into both our investment decisions and our proxy voting decisions — particularly if the financial performance of the company could be impacted. In addition, AM has incorporated the Principles for Responsible Investment (PRI) in these Proxy Voting Guidelines.
A. Labor & Human Rights
AM policy is to vote “against” adopting global codes of conduct or workplace standards exceeding those mandated by law.
Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies
B. Diversity & Equality
3.	AM policy is to vote “against” shareholder proposals to force equal employment opportunity, affirmative action or board diversity.
Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.
4.	AM policy is also to vote “against” proposals to adopt the Mac Bride Principles. The Mac Bride Principles promote fair employment, specifically regarding religious discrimination.
Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the Mac Bride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.
C. Health & Safety
3.	AM policy is to vote “against” adopting a pharmaceutical price restraint policy or reporting pricing policy changes.
Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company’s competitive position in the marketplace.
2.	AM policy is to vote “against” shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.
D. Government/Military
7	AM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company’s interaction with a particular foreign country or agency.
Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.
2. AM policy is to vote “against” shareholder proposals regarding political contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
3. AM policy is to vote “against” shareholder proposals regarding charitable contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
E. Tobacco
3.	AM policy is to vote “against” shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as “against” requesting companies to report on the intentional manipulation of nicotine content.
Rationale: Where a tobacco company’s actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally effect a company’s ability to compete. The disclosure of nicotine content information could affect the company’s rights in any pending or future litigation.
2. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.
Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

F. Principles for Responsible Investment
AM policy is to engage actively with companies on ESG issues and participate in collaborative engagement initiatives. In this context, AM is willing to participate in the development of policy, regulation and standard setting (such as promoting and protecting shareholder rights). AM could support shareholder initiatives and also file shareholder resolutions with long term ESG considerations and improved ESG disclosure, when applicable. In addition, AM could ask for standardized ESG reporting and issues to be integrated within annual financial reports.
G. Environmental Issues
AM policy is to vote “for” increased disclosure on CERES Principles, ESG issues or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power) and to follow management’s recommended vote on all other matters related to the above issues.
Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.
VIII. Miscellaneous Items
A. Ratification of Auditors
AM policy is to vote “for” a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.
Rationale: Absent evidence that auditors have not performed their duties adequately, support for management’s nomination is warranted.
B. Limitation of non-audit services provided by independent auditor
AM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company’s independent auditor.
Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, AM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.
C. Audit firm rotation
AM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, AM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.
D. Transaction of Other Business
AM policy is to vote against “transaction of other business” proposals.
Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.
E. Motions to Adjourn the Meeting
AM Policy is to vote against proposals to adjourn the meeting.
Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.
F. Bundled Proposals
AM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.
Rationale: Shareholders should not be forced to “take the good with the bad” in cases where the proposals could reasonably have been submitted separately.
G. Change of Company Name
AM policy is to support management on proposals to change the company name.
Rationale: This is generally considered a business decision for a company.
H. Proposals Related to the Annual Meeting
AM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)
Rationale: These are considered routine administrative proposals.
I. Reimbursement of Expenses Incurred from Candidate Nomination
AM policy is to follow management’s recommended vote on shareholder proposals related to the amending of company bylaws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of directors to the corporation’s board of directors.

Rationale: Corporations should not be liable for costs associated with shareholder proposals for directors.
J. Investment Company Proxies
Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, AM could vote “for” staggered boards of closed-end investment companies, although AM generally votes “against” staggered boards for operating companies. Further, the manner in which AM votes investment company proxies may differ from proposals for which a AM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.
Subject to participation agreements with certain Exchange Traded Funds (“ETF”) issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing DWS funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.
Note: With respect to the Central Cash Management Fund (registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the Central Cash Management Fund, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.
K. International Proxy Voting
The above guidelines pertain to issuers organized in the United States, Canada and Germany. Proxies solicited by other issuers are voted in accordance with international guidelines or the recommendation of ISS and in accordance with applicable law and regulation.

Effective Date: February 22, 2011
CONFIDENTIAL AND PROPRIETARY
XYVTGLIANPOCDURES
DIMENSIONAL FUND ADVISORS LP
DIMENSIONAL FUND ADVISORS LTD.
DFA AUSTRALIA LIMITED
Introduction
     Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFAA”) (Dimensional, DFAL and DFAA are collectively referred to as the “Advisors”). DFAL and DFAA are also investment advisors registered under the Advisers Act.
     The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors’ duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.
     The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the Advisors endeavor to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.
     Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”) an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.
     The Advisors may, but will not ordinarily take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts.

     The Advisors have retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisors may retain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines. Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. In this regard, the Advisors use commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as Advisors’ intend because of the actions or omissions of any third party service providers, custodians or sub- custodians or other agents, or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.
Procedures for Voting Proxies
     The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to instruct the vote on proxies on behalf of the Advisors’ clients, including all authorized traders of the Advisors (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.
     Generally, the Advisors analyze proxy statements on behalf of their clients and instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor generally will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently for such client’s account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will instruct such vote on the client’s proxies pursuant to the client’s guidelines.
     Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.
Proxy Voting Policies and Procedures — Effective 2-22-2011

     In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.
     Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.
International Proxy Voting
     While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.
     With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make every reasonable effort to vote such proxies.

1	As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003) . Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).
Proxy Voting Policies and Procedures — Effective 2-22-2011

Conflicts of Interest
     Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not result from any conflicts of interest.
     In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.
     If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Dimensional Investment Company.
Availability of Proxy Voting Information and Recordkeeping
     Each Advisor will inform its clients on how to obtain information regarding the Advisor’s voting of its clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete Policy upon request. The Advisor will include such information described in the preceding two sentences in Part II of its Form ADV. The Advisor will also provide its existing clients with the above information.
Recordkeeping
     The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors’ responses (whether a client’s request was oral or in writing); and (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.
Proxy Voting Policies and Procedures — Effective 2-22-2011

Disclosure
     Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.
     The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.
     Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve- month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.
Proxy Voting Policies and Procedures — Effective 2-22-2011

Effective Date: February 22, 2011	CONFIDENTIAL AND PROPRIETARY

EXHIBIT A
PROXY VOTING GUIDELINES
See Attached
Proxy Voting Policies and Procedures — Effective 2-22-2011

Concise Summary of 2011 U.S. Proxy Voting Guidelines
Effective for Meetings on or after January 3, 2011
     In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).
     Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.
     Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.
Routine/Miscellaneous
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Board of Directors
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:

1. Board Accountability
2. Board Responsiveness
3. Director Independence
4. Director Competence
1. Board Accountability
VOTE WITHHOLD/AGAINST2 the entire board of directors (except new nominees3, who should be considered CASE-BY-CASE), for the following:
Problematic Takeover Defenses:
1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;

•	A supermajority vote requirement;

•	Majority vote standard for director elections with no carve out for contested elections;

•	The inability for shareholders to call special meetings;

•	The inability for shareholders to act by written consent;

•	A dual-class structure; and/or

•	A non-shareholder approved poison pill.
1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This

4.	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

5.	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:
1.6	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•	The date of the pill‘s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer‘s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
1.7	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:
1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
1.11	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

1.12	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

1.13	The company fails to submit one-time transfers of stock options to a shareholder vote;

1.14	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

1.15	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1.6 Material failures of governance, stewardship, or fiduciary responsibilities at the company;
1.7 Failure to replace management as appropriate; or
1.8 Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
2. Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:
2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
8 Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

3.4.	The full board is less than majority independent.
2 Director Competence
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:
4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.
Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:
•	Medical issues/illness;

•	Family emergencies; and

•	If the director’s total service was three meetings or fewer and the director missed only one meeting.
These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.
Vote AGAINST or WITHHOLD from individual directors who:
4.3.	Sit on more than six public company boards[4]; or

4.4	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Voting for Director Nominees in Contested Elections*
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing governance structure:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

F	Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;
ix.	Two-thirds independent board;

x.	All independent key committees;

xi.	Established governance guidelines;

xii.	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

xiii.	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.
Shareholder Rights & Defenses*
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE -BY -CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
3.	No lower than a 20% trigger, flip-in or flip-over;

4.	A term of no more than three years;

5.	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

6.	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Poison Pills- Management Proposals toRatify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
13.	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent); 14. The value of the NOLs;

15.	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

16.	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

17.	Any other factors that may be applicable.
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.
Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[5] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

6	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

•	An annually elected board.
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.
CAPITAL/RESTRUCTURING*
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized shares during the last three years
•	The Current Request:
•	Disclosure in the proxy statement of the specific purposes of the proposed increase; Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
•	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares)that reflects the company’s need for shares and total shareholder returns.
Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized preferred shares during the last three years;
•	The Current Request:
•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
Mergers and Acquisitions
Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION*
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills,knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices— dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and

•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:
•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):
•	In egregious situations;

•	When no MSOP item is on the ballot; or

•	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or
•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:
•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE -BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:
•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.
In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.
Shareholder Proposals on Compensation
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:
•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.
The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines;

•	A holding period requirement coupled with a significant long-term ownership requirement; or

•	A meaningful retention ratio;
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Social/Environmental Issues
Overall Approach
Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

2011 International Proxy Voting Guidelines Summary
Effective for Meetings on or after January 3, 2011
     In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).
     Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.
     Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.
1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:
•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non audit services exceed standard annual audit related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).
In circumstances where fees for non audit services include fees related to significant one time capital structure events (initial public offerings, bankruptcy emergencies, and spin offs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non audit fee” category, then such fees may be excluded from the non audit fees considered in determining the ratio of non audit to audit fees.
For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:
•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.*
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.* Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.*
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
•	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

•	Failure to replace management as appropriate; or

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
[Please see the ISS International Classification of Directors.]

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

ISS Classification of Directors — International Policy 2011
Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.
Independent NED
•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:

[1]	“Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]	Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]	A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4]	For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5]	For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections*
For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.
The analysis will generally be based on, but not limited to, the following major decision factors:
•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.
When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify external auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure*
Share Issuance Requests
General Issuances
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:
•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in UK/Ireland);
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.
Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.
In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:
•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.
In addition, ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other Items
Reorganizations/Restructurings*
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions*
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers*
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:
•	the parties on either side of the transaction;

•	the nature of the asset to be transferred/service to be provided;

•	the pricing of the transaction (and any associated professional valuation);

•	the views of independent directors (where provided);

•	the views of an independent financial adviser (where appointed);

•	whether any entities party to the transaction (including advisers) is conflicted; and

•	the stated rationale for the transaction, including discussions of timing.
If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.
Corporate Social Responsibility (CSR) Issues
Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

FRANKLIN ADVISERS, INC.
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc.Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services, Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’ Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to their international research. Although ISS’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

17.	The issuer is a client[1] of Investment Manager or its affiliates;

18.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

19.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

20.	The issuer is a significant executing broker dealer; [3]

21.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

22.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

23.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[2]	The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[5]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to either an SEC exemptive order (“cash sweep arrangement”) or Rule 12d1 -1 under the 1940 Act; or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and

Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by -case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by -case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure : Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, Investment Manager will review such shareholder proposals on a case -by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non- U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
4.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

5.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

6.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

7.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

8.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

9.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

10.	The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

11.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

12.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

13.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager and obtain instructions regarding whether Investment Manager desires Global Trade Services to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. Global Trade Services will advise the Proxy Group of all recalled securities.
4.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

5.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

6.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

7.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

8.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

9.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

10.	At least annually, the Proxy Group will verify that:
Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and
Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500

East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of March 4, 2011

FRANKLIN MUTUAL ADVISERS, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services, Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’ Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to their international research. Although ISS’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

24.	The issuer is a client[1] of Investment Manager or its affiliates;

25.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

26.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

27.	The issuer is a significant executing broker dealer; [3]

28.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

29.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

30.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[2]	The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[5]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to either an SEC exemptive order (“cash sweep arrangement”) or Rule 12d1 -1 under the 1940 Act; or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and

Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporategovernance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, andperformance of auditors. On a case-by -case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by -case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should bein alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure : Investment Manager realizes that a company’s financing decisionshave a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful reviewby the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarilyconcerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, Investment Manager will review such shareholder proposals on a case -by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.
Global Corporate Governance: Investment Manager manages investments in countries worldwide.Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non- U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
5.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

14.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

15.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

16.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

17.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

18.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

19.	The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

20.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

21.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

22.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager and obtain instructions regarding whether Investment Manager desires Global Trade Services to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. Global Trade Services will advise the Proxy Group of all recalled securities.
11.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14.	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17.	At least annually, the Proxy Group will verify that:
Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and
Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500

East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. ForU.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of March 4, 2011

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC
PROXY VOTING STATEMENT AND GUIDELINES
As an investment adviser and fiduciary of client assets, Frontier utilizes proxy voting policies and procedures intended to pursue its clients’ best interest by protecting the value of clients’ investments. Frontier recognizes that proxies have an economic value. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. These written proxy policies and procedures are designed to reasonably ensure that Frontier votes proxies in the best interest of clients for whom Frontier has voting authority.
Arrangements with Outside Firms
Frontier has contracted with a third party vendor (the “proxy vendor”) to provide vote recommendations according to a set of pre -determined proxy voting policy guidelines. Frontier has also contracted with the proxy vendor to act as agent for the proxy voting process and to maintain records on proxy voting for our clients. The vendor has represented to Frontier that it uses its best efforts to ensure that its proxy voting recommendations are in accordance with these policies as well as relevant requirements of the ERISA and the U.S. Department of Labor’s interpretations thereof.
There may be occasional circumstances in which Frontier exercises its voting discretion. Frontier’s action in these cases is described in the Conflicts of Interest section of these Policies and Procedures.
Proxy Voting Committee
Frontier has a Proxy Voting Committee that is responsible for deciding what is in the best interest of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve the vendor’s proxy voting policies as well as Frontier’s own policies if it determines that they continue to be reasonably designed to be in the best interest of Frontier’s clients. Any changes to the vendor’s voting guidelines must be reviewed, approved and adopted by the Committee before they will become effective for Frontier.
Account Set-Up
Except where the contract is silent, each client will designate in its investment management contract whether it would like to retain proxy voting authority or delegate that authority to Frontier. If a client contract is silent on whether the client delegates proxy voting authority to Frontier, Frontier will be implied to have proxy voting authority.

Account Update
On a periodic basis, the agent for the proxy voting process will provide Frontier with a list of Frontier clients for which the agent is voting. This is designed to ensure that the agent is voting for all clients for whom Frontier retains voting authority. In that regard, Frontier will conduct a periodic reconciliation between its and the agent’s records.
Conflicts of Interest
As noted, Frontier has adopted the proxy vendor’s proxy voting guidelines. The adoption of these proxy voting guidelines provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest. Examples of such conflicts are when we vote a proxy solicited by an issuer who is a client of ours or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. The intent of this policy is to remove any discretion that Frontier may have to interpret how to vote proxies in cases where Frontier has a material conflict of interest or the appearance of a material conflict of interest.
Although under normal circumstances Frontier is not expected to exercise its voting discretion or to override the vendor, the Proxy Voting Committee will monitor any situation where Frontier wishes to exercise its discretion. In these situations, the Proxy Voting Committee, or an employee delegated by the Committee, will consider whether Frontier has a material conflict of interest. If the Committee determines that a material conflict exists, Frontier will vote the proxy using either of the following two methods: (a) we will follow the recommendations of the proxy vendor; or (b) we will not take into consideration the relationship that gave rise to the conflict and will vote the proxy in the best interest of our clients. If the Committee determines that a material conflict does not exist, then we may vote the proxy in our discretion. Frontier’s General Counsel must approve any decision made on such a vote prior to the vote being cast.
Oversight
Proxy Vendor
On a periodic basis, Frontier will verify with the proxy vendor that it made voting recommendations according to its pre-determined policies and provided Frontier with any changes in its pre-determined policies.
Proxy Agent
On a periodic basis, Frontier will verify with the proxy agent that it has voted proxies for accounts for which Frontier delegated voting to the proxy agent.
Custodian
On a periodic basis, Frontier will confirm that client custodians are alerting the proxy agent when accounts are set up at the custodian for the proxy agent to begin voting Frontier’s clients’ securities and that they are forwarding all proxy materials pertaining to the client’s portfolios to the proxy agent for execution.
Votes Cast Other than According to the Proxy Vendor’s Pre-Determined Policies

Frontier’s CCO, who is also the General Counsel will periodically confirm that all documentation regarding any decisions to vote other than according to the proxy vendor’s pre-determined policies are accurate and complete.
Client Disclosure
Clients may obtain information about how Frontier voted proxies for securities held in their account(s) by contacting Frontier at (617) 261-0777.
Upon a client’s request, the proxy agent will provide Frontier with the following information:
1.	The name of the issuer of the portfolio security

2.	The ticker symbol of the security

3.	The CUSIP of the portfolio security

4.	The shareholder meeting date

5.	A description of the matter voted on

6.	Whether the matter was proposed by the issuer or by a security holder

7.	Whether the account voted on the matter

8.	How each proxy proposal was voted (e.g., for or against the proposal, abstain; for or withhold authority regarding election of directors)

9.	Whether the vote that was cast was for or against management’s recommendation.
Recordkeeping
Frontier will maintain in an easily accessible place for a period of six years, the first two years in an appropriate Frontier office, the following documents (except documents maintained on Frontier’s behalf by the proxy agent as specifically noted below):
1.	Frontier’s proxy voting policies and procedures and the proxy voting guidelines.

2.	Proxy statements received regarding client securities. Frontier will satisfy this requirement by relying on the proxy agent, on Frontier’s behalf, to retain a copy of each proxy statement.

3.	Records of votes cast on behalf of its clients. Frontier will satisfy this requirement by relying on the proxy agent to retain, on Frontier’s behalf, a record of the vote cast.

4.	A copy of any document created by Frontier personnel that was material to making a decision on how to vote proxies on behalf of a client or that memorialized the basis for that decision.

5.	A copy of each written client request for information on how Frontier voted proxies on behalf of the client, and a copy of any written response by Frontier to any written or oral client request for information on how Frontier voted proxies on behalf of the requesting client.
March 2011

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of March 12, 2010
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged RiskMetrics Group, Inc. (“RiskMetrics”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.
Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time,

subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global RiskMetrics proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the RiskMetrics proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the RiskMetrics Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits to the client of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines set forth in the RiskMetrics Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate

Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As RiskMetrics will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.
In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of RiskMetrics; (ii) abstain; or (iii) seek instructions from the client or request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which RiskMetrics maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A
[Concise Summaries of the RiskMetrics Proxy Voting Guidelines]

Exhibit B (as amended February 2, 2009)
Modifications to recommendations set forth in the RiskMetrics Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Incumbent Director Nominees
Vote WITH management’s recommendations regarding incumbent director nominees.

I.1. PROXY POLICIES AND PROCEDURES – INSTITUTIONAL

Applicable to	Institutional Accounts

Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies

Relevant Law and Other Sources	Investment Advisers Act of 1940

Last Tested Date

Policy/Procedure Owner	Advisory Compliance, Proxy Committee

Policy Approver	Invesco Risk Management Committee

Approved/Adopted Date	January 1, 2010
The following policies and procedures apply to all institutional accounts, clients and funds managed by Invesco Advisers, Inc. (“Invesco”). These policies and procedures do not apply to any of the retail funds managed by Invesco. See Section I.2 for the proxy policies and procedures applicable to Invesco’s retail funds.
A. POLICY STATEMENT
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
Voting of Proxies
Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
RiskMetrics’ Services
Invesco has contracted with RiskMetrics Group (“RiskMetrics,” formerly known as ISS), an independent third party service provider, to vote Invesco’s clients’ proxies according to RiskMetrics’ proxy voting recommendations determined by RiskMetrics pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.riskmetrics.com and which are deemed to be incorporated herein. In addition, RiskMetrics will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Committee will review information obtained from RiskMetrics to ascertain whether RiskMetrics (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of RiskMetrics’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work RiskMetrics does for corporate issuers and the payments RiskMetrics receives from such issuers.
Custodians forward to RiskMetrics proxy materials for clients who rely on Invesco to vote proxies. RiskMetrics is responsible for exercising the voting rights in accordance with the RiskMetrics proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RiskMetrics to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) RiskMetrics recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RiskMetrics vote recommendation, the Proxy Committee will review the issue and direct RiskMetrics how to vote the proxies as described below.

Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements
Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. RiskMetrics does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.
Proxy Committee
The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.
The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when RiskMetrics has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.
The Proxy Committee also is responsible for monitoring adherence to these procedures and engaging in the annual review described in the section entitled “RiskMetrics’ Services,” above.
Recusal by RiskMetrics or Failure of RiskMetrics to Make a Recommendation
When RiskMetrics does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct RiskMetrics how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.

Override of RiskMetrics’ Recommendation
There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override a RiskMetrics recommendation if they believe that a RiskMetrics recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with a RiskMetrics recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RiskMetrics recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the RiskMetrics voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.
Proxy Committee Meetings
When a Proxy Committee Meeting is called, whether because of a RiskMetrics recusal or request for override of a RiskMetrics recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.
The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:
(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.
Based on the above review and determinations, the Proxy Committee will direct RiskMetrics how to vote the proxies as provided herein.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RiskMetrics to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by RiskMetrics, each vote recommendation provided by RiskMetrics to Invesco shall include a representation from RiskMetrics that RiskMetrics has no conflict of interest with respect to the vote. In instances where RiskMetrics has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how to vote the proxy and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.
In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:
•	Business Relationships – where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

•	Personal Relationships – where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

•	Familial Relationships – where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to RiskMetrics’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.
In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits a RiskMetrics override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A.

In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Proxy Voting Records
The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of RiskMetrics) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of RiskMetrics). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

APPENDIX A
ACKNOWLEDGEMENT AND CERTIFICATION
     I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Date	Signature

PROXY VOTING POLICY AND PROCEDURES
Introduction
                    Jennison Associates LLC (the “Adviser”) has adopted the following “Proxy Voting Policy and Procedures” (“Policy”), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as “Investment Professionals”) who are responsible for discharging the Adviser’s proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser’s clients1.
II. Statement of Policy
It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act be made available to clients.
In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking,” where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.
III. Procedures
               A. Account Set-up and Review
               Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client’s investment advisory contract with the Adviser. Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the Adviser’s standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser’s standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client’s proxies and vote in accordance with a client’s own guidelines (collectively, “Client Guidelines”). Alternatively, the Adviser may decline to accept authority to vote such client’s proxies.
               Proxy Voting
               1. Guidelines for Recurring Issues

[1] In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.

               The Adviser has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. These Guidelines are reviewed as deemed necessary by the Adviser’s Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser’s general approach to voting decisions on certain issues. Nevertheless, the Adviser’s Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.
               2. Use of Third Party Proxy Service
In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. The Adviser will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while the Adviser may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor the Adviser’s Guidelines. The proxy voting vendor will cast votes in accordance with the Adviser’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client’s Guidelines.
               3. Quantitatively Derived Holdings and Jennison Managed Accounts
In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e. “wrap”) where the securities are not held elsewhere in the firm, the Adviser has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Adviser’s guidelines. Additionally, in those circumstances where no specific Adviser guideline exists, the Adviser will vote using the recommendations of the proxy voting vendor.
               4. Review of Recommendations
               The Adviser’s Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation – as determined by either the Guidelines or Client’s Guidelines (“Recommendation”). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before the proxy voting vendor casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:
•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit (such as security lending, see section 6 below); or

•	If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.

               5. Addressing Potential Material Conflicts of Interest
               There may be instances where the interest of the Adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients (“Material Conflict”). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:
•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Manages money for an employee group.
               Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:
•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.
               Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances at the time the proxy is voted. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.
               The Adviser may adopt such processes it deems necessary to identify Material Conflicts. When a potential material conflict exists, the Investment Professional (or other designated personnel) must complete the Proxy Voting For Conflicts Documentation Form and submit it to Compliance.
               The Adviser’s Proxy Voting Committee will consider the facts and circumstances of all proxy votes where a potential material conflict of interest is identified and the recommendation is to override the Adviser’s guidelines. In making the determination as to how to vote the proxy, the Adviser’s Proxy Voting Committee may review the following factors, including but not limited to:
•	Whether the issuer is a client of the Adviser.

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.

•	The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the Investment Professional’s decision

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

•	Whether the vote should be delegated to an independent third party or request an independent third party to provide a recommendation on the vote.
All votes that would override the Adviser’s Guidelines and involve a potential material conflict of interest, require the approval of the CEO and CCO of the Adviser.
               Additionally, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.
The Adviser may not abstain from voting any such proxy for the purpose of avoiding conflict.
               6. Lending
Jennison may identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, one must begin the process PRIOR to the record date of the proxy. This is extremely difficult to accomplish as the Adviser is rarely made aware of the record date in advance.
               B. Proxy Voting Committee
               The Adviser’s Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet as deemed necessary to address potential Material Conflicts as further described above. The Adviser’s Proxy Voting Committee will have the following responsibilities:
•	Review potential Material Conflicts and decide whether to approve the vote recommendation or override requests made by Investment Professionals.

•	Review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.

•	Recommend and adopt changes to the Policy as needed.

•	Review all overrides by Investment Professionals.

•	Review proxy voting reports to determine voting consistency with guidelines and this Policy.

•	Review the performance of the proxy voting vendor and determine whether the Adviser should continue to retain their services.

•	Review the Adviser’s voting record (or applicable summaries of the voting record).

•	Oversee compliance with the regulatory disclosure requirements.
IV. Compliance Monitoring
               The Adviser’s Chief Compliance Officer shall be responsible for the administration of this Policy. This Policy will be reviewed annually for adequacy and effectiveness.
               A. Monitoring of Overrides

               Compliance will periodically review proxy voting reports of overrides to confirm that proper override and conflict checking procedures were followed.
               Supervisory Review
The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Guideline Override Form.
V. Client Reporting
               A. Disclosure to Advisory Clients
     The Adviser will also provide a copy of this Policy and the Adviser’s Guidelines upon request from a client.
     The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio. The report will generally contain the following information:
•	The name of the issuer of the security:

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Adviser cast a vote on the matter;

•	How the Adviser voted; and

•	Whether the Adviser voted for or against management.
               B. Compliance Reporting for Investment Companies
Upon request, the Adviser will provide to each investment company board of directors or trustees for which the Adviser acts as sub-adviser reporting needed to satisfy their regulatory and board requirements, including but not limited to, information required for them to meet their filing of Form NP-X.
VI. Recordkeeping
               Either the Adviser or proxy voting vendor as indicated below will maintain the following records:
•	A copy of the Policy (Adviser)

•	A copy of the Guidelines i.e. Adviser or client specific guidelines (Adviser and proxy voting vendor)

•	A copy of each proxy statement received by the Adviser regarding client securities (proxy voting vendor);

•	A record of each vote cast by the Adviser on behalf of a client (proxy voting vendor);

•	A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);

•	A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and

•	Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser)
       Such records must be maintained for at least six years.
VI. Policies and Procedures Revisions
This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.

Proxy Voting Policy
Executive Summary
Manulife Asset Management (US) LLC (“Manulife Asset Management (US)” or the “Firm”) is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser.
The Firm believes that its Proxy Voting Policy is reasonably designed to ensure that proxy matters are conducted in the best interest of clients, and in accordance with Manulife Asset Management (US)’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the U.S. Department of Labor interpretations.
Manulife Asset Management (US) seeks to vote proxies in the best economic interests of all of its clients for whom the Firm has proxy voting authority and responsibilities. In the ordinary course, this entails voting proxies in a way which Manulife Asset Management (US) believes will maximize the monetary value of each portfolio’s holdings. Manulife Asset Management (US) takes the view that this will benefit the clients.
To fulfill the Firm’s fiduciary duty to clients with respect to proxy voting, Manulife Asset Management (US) has contracted with the RiskMetrics Group (RiskMetrics), an independent third party service provider, to vote clients’ proxies according to RiskMetrics’ proxy voting recommendations. Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time. Except in instances where a Manulife Asset Management (US) client retains voting authority, Manulife Asset Management (US) will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
Manulife Asset Management (US) has engaged RiskMetrics as its proxy voting agent to:
31.	research and make voting recommendations or, for matters for which Manulife Asset Management (US) has so delegated, to make the voting determinations;

32.	ensure that proxies are voted and submitted in a timely manner;

33.	handle other administrative functions of proxy voting;

4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

5.	maintain records of votes cast; and

6.	provide recommendations with respect to proxy voting matters in general.
The proxy voting function of Manulife Asset Management (US) Operations is responsible for administering and implementing the Proxy Voting Policy, including the proper oversight of any service providers hired by the Firm to assist it in the proxy voting process. Oversight of the proxy voting process is the responsibility of the Firm’s Senior Investment Policy Committee.
Introduction
Manulife Asset Management (US) LLC (Manulife Asset Management (US) or the “Firm”) is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser. As a registered investment adviser, Manulife Asset Management (US) must comply with the requirements of the SEC Investment Advisers Act of 1940, as amended and the rules there under (Advisers Act). In accordance with Rule 206(4)-7 of the Advisers Act, Manulife Asset Management (US) has adopted policies and procedures reasonably designed to prevent violations of the Advisers Act and designated a Chief Compliance Officer to administer its compliance policies and procedures.

The Firm is a wholly owned subsidiary of Manulife Financial Corporation (Manulife Financial) and is affiliated with several SEC-registered and non-SEC registered investment advisers which are also subsidiaries or affiliates of Manulife Financial. Collectively, Manulife Asset Management (US) and its advisory affiliates represent the diversified investment management division of Manulife Financial and they provide comprehensive asset management solutions for institutional investors, retirement and investment funds, and individuals, in key markets around the world. Certain of these companies within Manulife Financial offer a number of products and services designed specifically for various categories of investors in a number of different countries and regions. These products or services are only offered to such investors in those countries and regions in accordance with applicable laws and regulations.
The Firm manages assets for a variety of institutional and other types of clients, including public and private pension funds, financial institutions and investment trusts. It also manages registered and private collective funds, including UCITS, US and Canadian open- and closed-end mutual funds. In particular, the Firm is affiliated with, and serves as investment manager or a sub-adviser to, a number of mutual fund families that are sponsored by affiliates (the “Funds”). This investment expertise extends across a full range of asset classes including equity, fixed income and alternative investments such as real estate, as well as asset allocation strategies.
The portfolios under management have a mix of investment objectives and may invest in, or create exposure to, a wide variety of financial instruments in different asset classes, including listed and unlisted equity and fixed income securities, commodities, fixed income instruments, derivatives and structured products, futures and options.
Proxy Voting Policy
This Proxy Voting Policy (the ”Policy”) covers the proxy activities and related disclosure obligations of Manulife Asset Management (US) and applies to all Manulife Asset Management (US) clients for whom Manulife Asset Management (US) has been delegated the authority to vote proxies.
The Proxy Voting Policy is designed to meet the needs of Manulife Asset Management (US)’s clients with strict adherence to the highest principles of fiduciary conduct, including minimizing any potential material conflict of interest between the Firm and the Firm’s clients. It is also designed to ensure compliance with the applicable rules and regulations of the various regulators to which Manulife Asset Management (US) is subject. It sets forth the general corporate governance principles of Manulife Asset Management (US) in ensuring that clear guidelines are established for voting proxies and communicating such with our clients, regulators and other relevant parties.
The structure and purpose of the Proxy Voting Policy will continually evolved in alignment with the risk profile of Manulife Asset Management (US), internal standards and requirements, roles and responsibilities of the Manulife Asset Management (US) Board and other relevant oversight committees, and regulatory requirements. The Proxy Voting Policy is not intended to cover every possible situation that may arise in the course of conducting the Firm’s business. It is meant to be subject to change and to interpretation from time to time where facts and circumstances dictate, or where new regulations or guidance become effective, or where the plain language of the Policy appears unclear in light of the particular circumstances.
All Firm employees are asked to consult with the Chief Compliance Officer of Manulife Asset Management (US) (“Chief Compliance Officer”) if they have any questions concerning this Policy, questions about the standards set forth, or questions about proxy voting in general. Where, however, such obligations are inconsistent with this Policy, then the matter should immediately be referred to the Chief Compliance Officer and the Manulife Asset Management (US) General Counsel (“General Counsel”) who have authority to interpret this Policy or to take appropriate action in accordance with the principles set forth in this Policy in a manner in any situations not specifically covered by guidelines or procedures.
The Proxy Policy has the following six sections:
6.	General Principles

7.	Standards

8.	Administration

4.	Conflict of Interest

23.	Recordkeeping

6. Policy

Administration

General Principles
Scope
Manulife Asset Management (US) provides investment advisory services to both ERISA and non-ERISA institutional clients, the Funds, and other non-institutional clients (collectively, the “Clients”). Manulife Asset Management (US) understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where Manulife Asset Management (US) has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This Policy permits Clients to:
18.	delegate to Manulife Asset Management (US) the responsibility and authority to vote proxies on their behalf according to Manulife Asset Management (US)’s proxy voting polices and guidelines;

19.	delegate to Manulife Asset Management (US) the responsibility and authority to vote proxies on their behalf according to the particular Client’s own proxy voting policies and guidelines, subject to acceptance by the Firm, as mutually agreed upon between the Firm and the Client; or

20.	elect to vote proxies themselves. In instances where Clients elect to vote their own proxies, Manulife Asset Management (US) shall not be responsible for voting proxies on behalf of such Clients.
Policy Statement
Manulife Asset Management (US) seeks to vote proxies in the best economic interests of all of its Clients for whom the Firm has proxy voting authority and responsibilities. In the ordinary course, this entails voting proxies in a way which Manulife Asset Management (US) believes will maximize the monetary value of each portfolio’s holdings. Manulife Asset Management (US) takes the view that this will benefit the Clients.
The Firm believes that its Proxy Voting Policy is reasonably designed to ensure that proxy matters are conducted in the best interest of Clients, and in accordance with Manulife Asset Management (US)’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the U.S. Department of Labor interpretations.
To fulfill the Firm’s fiduciary duty to Clients with respect to proxy voting, Manulife Asset Management (US) has contracted with the RiskMetrics Group (RiskMetrics), an independent third-party service provider, to vote Clients’ proxies according to RiskMetrics’ proxy voting recommendations. Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy
Voting Manual, as in effect from time to time. Except in instances where a Manulife Asset Management (US) client retains voting authority, Manulife Asset Management (US) will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.
Manulife Asset Management (US) provides copies of the current domestic and global RiskMetrics proxy voting guidelines upon request. It reserves the right to amend any of RiskMetrics’s guidelines in the future. If any such changes are made an amended Proxy Voting Policy will be made available for clients.
Therefore, the Proxy Voting Policy encompasses the following principles:
9	The proxy voting function of Manulife Asset Management (US) Operations (“Proxy Operations”) shall cause the implementation of procedures, practices, and controls (collectively, the “Procedures”) sufficient to promote high quality fiduciary administration of the Proxy Voting Policy, including the proper oversight of any service providers hired by the Firm to assist it in the proxy voting process. Such Procedures shall be reasonably designed to meet all applicable regulatory requirements and highest fiduciary standards.

10	The Chief Compliance Officer makes an annual risk-based assessment of Manulife Asset Management (US)’s compliance program, which may include proxy voting activities, and may conduct a review of the Procedures to determine that such Procedures are satisfactory to promote high-quality fiduciary administration. The Chief Compliance Officer makes periodic reports to Manulife Asset Management (US) Senior Investment Policy Committee (SIPC) that include a summary of instances where Manulife Asset Management (US) has (i) voted proxies in a manner inconsistent with the recommendation of RiskMetrics, and (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in the Conflicts section.

4.	Except as otherwise required by law, Manulife Asset Management (US) has a general policy of not disclosing to any issuer or third-party how Manulife Asset Management (US) or its voting delegate voted a Client’s proxy.

5.	Manulife Asset Management (US) endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. Manulife Asset Management (US) votes in all markets where it is feasible to do so.
Standards
Manulife Asset Management (US) has engaged RiskMetrics as its proxy voting agent to:
4.	research and make voting recommendations or, for matters for which Manulife Asset Management (US) has so delegated, to make the voting determinations;

5.	ensure that proxies are voted and submitted in a timely manner;

6.	handle other administrative functions of proxy voting;

4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

5.	maintain records of votes cast; and

6.	provide recommendations with respect to proxy voting matters in general.
Oversight of the proxy voting process is the responsibility of the SIPC. The SIPC reviews and approves amendments to the Proxy Voting Policy and delegates authority to vote in accordance with this Policy to RiskMetrics.
Manulife Asset Management (US) does not engage in the practice of “empty voting” ( a term embracing a variety of factual circumstances that result in a partial or total separation of the right to vote at a shareholders meeting from beneficial ownership of the shares on the meeting date). Manulife Asset Management (US) prohibits investment managers from creating large hedge positions solely to gain the vote while avoiding economic exposure to the market. Manulife Asset Management (US) will not knowingly vote borrowed shares (for example, shares borrowed for short sales and hedging transactions) that the lender of the shares is also voting.

Manulife Asset Management (US) reviews various criteria to determine whether the costs associated with voting the proxy exceed the expected benefit to Clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, the Firm may refrain from voting a proxy on behalf of the Clients’ accounts.
In addition, Manulife Asset Management (US) may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the Firm’s ability to vote such a proxy. These issues may include, but are not limited to:
f.	proxy statements and ballots being written in a foreign language;

g.	underlying securities have been lent out pursuant to a Client’s securities lending program;

h.	untimely notice of a shareholder meeting; 4.requirements to vote proxies in person;
B	restrictions on foreigner’s ability to exercise votes;

6.	restrictions on the sale of securities for a period of time in proximity to the shareholder meeting (“share blocking and re-registration”);

7.	requirements to provide local agents with power of attorney to facilitate the voting instructions (such proxies are voted on a best-efforts basis); or

8.	inability of a Client’s custodian to forward and process proxies electronically.
Administration
Proxy Operations is responsible for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines;

2.	Coordinating and overseeing the proxy voting process performed by RiskMetrics; and

3.	Providing periodic reports to the SIPC, the Chief Compliance Officer and Clients as requested.

As noted, all proxies received on behalf of Clients are forwarded to RiskMetrics. Any Manulife Asset Management (US) employee that receives a client’s proxy statement should therefore notify Proxy Operations and arrange for immediate delivery to RiskMetrics.
From time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by RiskMetrics. These proxies are identified through a number of methods, including but not limited to notification from RiskMetrics, concerns of clients, and questions from consultants.
In such instances of special circumstances or issues not directly addressed by RiskMetrics, a sub-committee of SIPC (“Proxy Committee”) will be consulted for a determination of the proxy vote. The Proxy Committee comprises of no fewer than three members of SIPC. Although the Firm anticipates that such instances will be rare, The Proxy Committee’s first determination is whether there is a material conflict of interest between the interests of a Client and those of Manulife Asset Management (US). If the Proxy Committee determines that there is a material conflict, the process detailed under “Potential Conflicts” below is followed. If there is no material conflict, the Proxy Committee examines each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of Clients. At this point, the Proxy Committee will make a voting decision based on maximizing the monetary value of all portfolios’ holdings.
There may be circumstances under which a portfolio manager or other Manulife Asset Management (US) investment professional (“Manulife Asset Management (US) Investment Professional”) believes that it is in the best interest of a Client or Clients to vote proxies in a manner inconsistent with the recommendation of RiskMetrics. In such an event, as feasible, the Manulife Asset Management (US) Investment Professional shall inform Proxy Operations of his or her decision to vote such proxy in a manner inconsistent with the recommendation of RiskMetrics. Proxy Operations will report to the Chief Compliance Officer no less than quarterly any instance where a Manulife Asset Management (US) Investment Professional has decided to vote a proxy on behalf of a Client in that manner.
In addition to voting proxies, Manulife Asset Management (US):
1.	describes its proxy voting procedures to its clients in the relevant or required disclosure document, including Part II of its Form ADV;

2.	provides clients with a copy of the Proxy Voting Policy, upon request;

3.	discloses to its clients how they may obtain information on how Manulife Asset Management (US) voted the client’s proxies;

4.	generally applies its Proxy Voting Policy consistently and keeps records of votes for each Client;

5.	documents the reason(s) for voting for all non-routine items; and

6.	keeps records of such proxy voting through RiskMetrics available for inspection by the Client or governmental agencies.
Conflict of Interest
In instances where Manulife Asset Management (US) has the responsibility and authority to vote proxies on behalf of its clients for which Manulife Asset Management (US) serves as the investment adviser, there may be instances where a material conflict of interest exists. For example, Manulife Asset Management (US) or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when Manulife Asset Management (US) or its affiliates has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship. More specifically, if Manulife Asset Management (US) is aware that one of the following conditions exists with respect to a proxy, Manulife Asset Management (US) shall consider such event a potential material conflict of interest:
1.	Manulife Asset Management (US) has a business relationship or potential relationship with the issuer;

2.	Manulife Asset Management (US) has a business relationship with the proponent of the proxy proposal; or

3.	Manulife Asset Management (US) members, employees or consultants have a personal or

•	other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
As a fiduciary to its clients, Manulife Asset Management (US) takes these potential conflicts very seriously. While Manulife Asset Management (US)’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by Manulife Asset Management (US)’s potential conflict, there are a number of courses Manulife Asset Management (US) may take. The final decision as to which course to follow shall be made by the Proxy Committee.
In the event of a potential material conflict of interest, the Proxy Committee will (i) vote such proxy according to the specific recommendation of RiskMetrics; (ii) abstain; or (iii) request that the Client votes such proxy. All such instances shall be reported to the Chief Compliance Officer at least quarterly.
As RiskMetrics will vote proxies in accordance with its proxy voting guidelines, Manulife Asset Management (US) believes that this process is reasonably designed to address conflicts of interest that may arise between Manulife Asset Management (US) and a Client as to how proxies are voted. When the matter falls clearly within one of the proposals enumerated in RiskMetrics proxy voting policy, casting a vote which simply follows RiskMetrics’ pre-determined policy would eliminate Manulife Asset Management (US)’s discretion on the particular issue and hence avoid the conflict.
In other cases, where the matter presents a potential material conflict and is not clearly within one of the RiskMetrics’ enumerated recommendations, or is of such a nature that the Proxy Committee believes more active involvement is necessary, the Proxy Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of Clients, shall be formalized in writing as a part of the minutes of the Proxy Committee. Which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out its duty to ensure that the proxies are voted in the Clients’, and not Manulife Asset Management (US)’s, best interests.
Recordkeeping
In accordance with applicable law, Manulife Asset Management (US) shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in Manulife Asset Management (US)’s office:
xiv.	the Manulife Asset Management (US) Proxy Voting Policy and any additional procedures created pursuant to that policy;

xv.	a copy of each proxy statement Manulife Asset Management (US) receives regarding securities held by Clients (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

xvi.	a record of each vote cast by Manulife Asset Management (US) (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so) on behalf of Clients;

xvii.	a copy of any document created by Manulife Asset Management (US) that was material in making its voting decision or that memorializes the basis for such decision; and

xviii.	a copy of each written request from a client, and response to the client, for information on how Manulife Asset Management (US) clients’ proxies were voted.
Policy Administration
The Proxy Voting Policy shall be review and approved by the Chief Compliance Officer at least annually.
The Chief Compliance Officer shall make periodic reports to the SIPC covering the effectiveness of the Policy.
6 Policy Edition: February 2011

Manulife Asset Management (North America) Limited
Proxy Voting Policy
Proxy Voting

BACKGROUND	2
Policy objectives and scope	2
Guiding principles for policy	2
POLICY	2
General Requirements	2
Proxy Services	3
Proxy Committees	3
Conflicts Procedures	4
Documentation Requirements	4
Client Notification Requirements	4

Manulife Asset Management (North America) Limited
Proxy Voting Policy
Background
Policy objectives and scope
Manulife Asset Management (North America) Limited (“MAM NA)”) manages money on behalf of, or provides investment advice to, many clients.
Arising out of these relationships, MAM (NA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.
A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.
Guiding principles for policy
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Policy
General Requirements
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. Refer to “Proxy Committees” and “Proxy Services” below.
When voting proxies, the following standards apply:
•	Portfolio Managers will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines.

•	Each voting decision should be made independently. Portfolio Managers may enlist the services of reputable professionals and/or proxy evaluation services, such as RiskMetrics Group, Inc. (“RiskMetrics” ISS Governance Services (“ISS”), refer to “Proxy Services” below, whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with Portfolio Managers, or any

Manulife Asset Management (North America) Limited
Proxy Voting Policy
Proxy Committee which may be formed to deal with voting matters from time to time, refer to “Proxy Committees” below.

•	Investment guidelines/contracts should outline how voting matters should be treated and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

•	The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MAM (NA) will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

•	As a general principle, voting should be consistent among portfolios having the same mandates subject to the client’s preferences and the Conflict Procedures set out below.
               MAM (NA) will reasonably consider specific voting instruction requests made by clients
Proxy Services
Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MAM (NA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.
MAM (NA) has currently delegated certain duties to ISS Governance Services (“ISS”). ISS specializes in the areas of proxy voting and corporate governance and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS’s research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided by ISS on general policy issues or specific proxy proposals in accordance with any MAM (NA) proxy policies and procedures which may be in effect from time to time. Refer to “Proxy Committees” below.
MAM (NA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.
Proxy Committees
From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.
One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee’s deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. Refer to “Documentation Requirements and Client Notification Requirements” below.

Manulife Asset Management (North America) Limited
Proxy Voting Policy
Conflicts Procedures
MAM (NA) is required to monitor and resolve possible material conflicts (“Conflicts”) between the interests of MAM (NA) and the interests of clients who have instructed MAM (NA) to vote securities held in their portfolios. MAM (NA) is affiliated with both Manulife Financial Corporation (“MFC”) and The Manufacturers Life Insurance Company (“MLI”). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

Anyone within MAM (NA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee’s deliberations, but shall not be entitled to vote as a member of the Committee.

The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.
Documentation Requirements
The Portfolio Manager retains or arranges to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio voting records for each portfolio that held the security. These should include all records required by applicable law from time to time, such as:
•	proxy voting procedures and policies, and all amendments thereto;

•	all proxy statements received regarding client securities;

•	a record of all votes cast on behalf of clients;

•	records of all client requests for proxy voting information;

•	any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

•	all records relating to communications with clients regarding conflicts of interest in voting;

•	and any other material required by law to be kept from time to time.
Client Notification Requirements
MAM (NA) shall describe to clients, or provide a copy of its proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

PROXY VOTING POLICY AND PROCEDURES
I.	Introduction
     Jennison Associates LLC (the “Adviser”) has adopted the following “Proxy Voting Policy and Procedures” (“Policy”), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as “Investment Professionals”) who are responsible for discharging the Adviser’s proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser’s clients 1.
II.	Statement of Policy
     It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act be made available to clients.
     In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking,” where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.
III.	Procedures
A.	Account Set-up and Review
     Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client’s investment advisory contract with the Adviser.

[1]	In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.
Effective: October 5, 2004
Revised: September 30, 2009

Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the Adviser’s standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser’s standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client’s proxies and vote in accordance with a client’s own guidelines (collectively, “Client Guidelines”). Alternatively, the Adviser may decline to accept authority to vote such client’s proxies.
     Proxy Voting
1.	Guidelines for Recurring Issues
     The Adviser has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. These Guidelines are reviewed as deemed necessary by the Adviser’s Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser’s general approach to voting decisions on certain issues. Nevertheless, the Adviser’s Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.
2.	Use of Third Party Proxy Service
     In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. The Adviser will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while the Adviser may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor the Adviser’s Guidelines. The proxy voting vendor will cast votes in accordance with the Adviser’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client’s Guidelines.
3.	Quantitatively Derived Holdings and Jennison Managed Accounts
     In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e. “wrap”) where the securities are not held elsewhere in the firm, the Adviser has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Adviser’s guidelines. Additionally, in those circumstances where no specific Adviser guideline exists, the Adviser will vote using the recommendations of the proxy voting vendor.
Effective: October 5, 2004
Revised: September 30, 2009

4.	Review of Recommendations
     The Adviser’s Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation — as determined by either the Guidelines or Client’s Guidelines (“Recommendation”). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before the proxy voting vendor casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:
If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;
If the cost of voting the proxy outweighs the possible benefit (such as security lending, see section 6 below); or
If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.
6.	Addressing Potential Material Conflicts of Interest
     There may be instances where the interest of the Adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients (“Material Conflict”). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:
•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Manages money for an employee group.
     Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:
•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.
     Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances at the time the proxy is voted.
Effective: October 5, 2004
Revised: September 30, 2009

Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.
     The Adviser may adopt such processes it deems necessary to identify Material Conflicts. When a potential material conflict exists, the Investment Professional (or other designated personnel) must complete the Proxy Voting For Conflicts Documentation Form and submit it to Compliance.
     The Adviser’s Proxy Voting Committee will consider the facts and circumstances of all proxy votes where a potential material conflict of interest is identified and the recommendation is to override the Adviser’s guidelines. In making the determination as to how to vote the proxy, the Adviser’s Proxy Voting Committee may review the following factors, including but not limited to:
•	Whether the issuer is a client of the Adviser.

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.

•	The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the Investment Professional’s decision

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

•	Whether the vote should be delegated to an independent third party or request an independent third party to provide a recommendation on the vote.
All votes that would override the Adviser’s Guidelines and involve a potential material conflict of interest, require the approval of the CEO and CCO of the Adviser.
     Additionally, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.
The Adviser may not abstain from voting any such proxy for the purpose of avoiding conflict ..
6.	Lending
     Jennison may identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client
Effective: October 5, 2004
Revised: September 30, 2009

in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, one must begin the process PRIOR to the record date of the proxy. This is extremely difficult to accomplish as the Adviser is rarely made aware of the record date in advance.
B.	Proxy Voting Committee
     The Adviser’s Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet as deemed necessary to address potential Material Conflicts as further described above. The Adviser’s Proxy Voting Committee will have the following responsibilities:
•	Review potential Material Conflicts and decide whether to approve the vote recommendation or override requests made by Investment Professionals.

•	Review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.

•	Recommend and adopt changes to the Policy as needed.

•	Review all overrides by Investment Professionals.

•	Review proxy voting reports to determine voting consistency with guidelines and this Policy.

•	Review the performance of the proxy voting vendor and determine whether the Adviser should continue to retain their services.

•	Review the Adviser’s voting record (or applicable summaries of the voting record).

•	Oversee compliance with the regulatory disclosure requirements.
IV.	Compliance Monitoring
     The Adviser’s Chief Compliance Officer shall be responsible for the administration of this Policy. This Policy will be reviewed annually for adequacy and effectiveness.
A.	Monitoring of Overrides
     Compliance will periodically review proxy voting reports of overrides to confirm that proper override and conflict checking procedures were followed.
B.	Supervisory Review
     The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Guideline Override Form.

a.	Client Reporting
A.	Disclosure to Advisory Clients
Effective: October 5, 2004
Revised: September 30, 2009

     The Adviser will also provide a copy of this Policy and the Adviser’s Guidelines upon request from a client.
     The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio. The report will generally contain the following information:
•	The name of the issuer of the security:

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Adviser cast a vote on the matter;

•	How the Adviser voted; and

•	Whether the Adviser voted for or against management.
     B. Compliance Reporting for Investment Companies
     Upon request, the Adviser will provide to each investment company board of directors or trustees for which the Adviser acts as sub-adviser reporting needed to satisfy their regulatory and board requirements, including but not limited to, information required for them to meet their filing of Form NP-X.
VI.	Recordkeeping

Either the Adviser or proxy voting vendor as indicated below will maintain the following records:
•	A copy of the Policy (Adviser)

•	A copy of the Guidelines i.e. Adviser or client specific guidelines (Adviser and proxy voting vendor)

•	A copy of each proxy statement received by the Adviser regarding client securities (proxy voting vendor);

•	A record of each vote cast by the Adviser on behalf of a client (proxy voting vendor);

•	A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);

•	A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and

•	Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser)
Such records must be maintained for at least six years.
Effective: October 5, 2004
Revised: September 30, 2009

VI.	Policies and Procedures Revisions
     This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.
Effective: October 5, 2004
Revised: September 30, 2009

LORD, ABBETT & CO. LLC
PROXY VOTING POLICIES AND PROCEDURES
Introduction
Under the Investment Advisers Act of 1940, as amended, Lord, Abbett & Co. LLC (“Lord Abbett” or “we”) acts as a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. This means that Lord Abbett is required to vote proxies in the manner we believe is in the best interests of each client, including the Lord Abbett Funds (the “Funds”) and their shareholders. We take a long-term perspective in investing our clients’ assets and employ the same perspective in voting proxies on their behalf. Accordingly, we tend to support proxy proposals that we believe are likely to maximize shareholder value over time, whether such proposals were initiated by a company or its shareholders.
Proxy Voting Process Overview
Lord Abbett has a Proxy Group within its Operations Department (the “Proxy Group”) that oversees proxy voting mechanics on a day-to-day basis and provides Lord Abbett’s Proxy Policy Committee (the “Proxy Policy Committee”) and Investment Department personnel with information regarding proxy voting. The Proxy Policy Committee consists of Lord Abbett’s Chief Investment Officer, Director of Domestic Equity Portfolio Management, Director of International Equity, Director of Research, and General Counsel. Voting decisions are made by the Investment Department in accordance with these policies and procedures and are carried out by the Proxy Group.
Lord Abbett has retained an independent third party service provider (the “Proxy Advisor”) to analyze proxy issues and recommend how to vote on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.1 While Lord Abbett takes into consideration the information and recommendations of the Proxy Advisor, Lord Abbett votes all proxies based on its own proxy voting policies, including Lord Abbett’s conclusions regarding the best interests of the Funds, their shareholders, and other advisory clients, rather than basing decisions solely on the Proxy Advisor’s recommendations.
Lord Abbett has implemented a three-pronged approach to the proxy voting process, which is described more fully below:
•	In cases where we deem any client’s position in a company to be material,[2] the relevant investment team is responsible for determining how to vote the security. Once a voting decision has been made, the investment team provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•	In cases where we deem all clients’ positions in a company to be non-material, the Chief Administrative Officer for the Investment Department is responsible for determining how to

[2]	Lord Abbett currently retains Institutional Shareholder Services Inc. as the Proxy Advisor.

[3]	We presently consider a position in a particular company to be material if: (1) it represents more than 1% of any client’s portfolio holdings and all clients’ positions in the company together represent more than 1% of the company’s outstanding shares; or (2) all clients’ (continued from page 1) positions in the company together represent more than 5% of the company’s outstanding shares. For purposes of determining materiality, we exclude shares held by clients with respect to which Lord Abbett does not have authority to vote proxies. We also exclude shares with respect to which Lord Abbett’s vote is restricted or limited due to super-voting share structures (where one class of shares has super-voting rights that effectively disenfranchise other classes of shares), vote limitation policies, and other similar measures. This definition of materiality is subject to change at our discretion.

vote the security. The Chief Administrative Officer may seek guidance from the relevant investment team, the Proxy Policy Committee or any of its members, the Proxy Advisor, or other sources to determine how to vote. Once a voting decision has been made, the Chief Administrative Officer provides instructions to the Proxy Group, which is responsible for submitting Lord Abbett’s vote.

•	Lord Abbett has identified certain types of proxy proposals that it considers purely administrative in nature and as to which it always will vote in the same manner. The Proxy Group is authorized to vote on such proposals without receiving instructions from the Investment Department, regardless of the materiality of any client’s position. Lord Abbett presently considers the following specific types of proposals to fall within this category: (1) proposals to change a company’s name, as to which Lord Abbett always votes in favor; (2) proposals regarding formalities of shareholder meetings (namely, changes to a meeting’s date, time, or location), as to which Lord Abbett always votes in favor; and (3) proposals to allow shareholders to transact other business at a meeting, as to which Lord Abbett always votes against.
When multiple investment teams manage one or more portfolios that hold the same voting security, the investment team that manages the largest number of shares of the security will be considered to have the dominant position and Lord Abbett will vote all shares on behalf of all clients that hold the security in accordance with the vote determined by the investment team with the dominant position.
Conflicts of Interest
Lord Abbett is an independent, privately held firm with a singular focus on the management of money. Although Lord Abbett does not face the conflicts of interest inherent in being part of a larger financial institution, conflicts of interest nevertheless may arise in the proxy voting process. Such a conflict may exist, for example, when a client’s account holds shares of a company that also is a client of Lord Abbett. We have adopted safeguards designed to ensure that conflicts of interests are identified and resolved in our clients’ best interests rather than our own. Generally, when a potential conflict of interest arises, Lord Abbett adheres to its voting guidelines on the issue or, if the guidelines do not address the particular issue, we would follow the Proxy Advisor’s recommendation.
Lord Abbett maintains a list of all publicly held companies for which one of the Funds’ independent directors/trustees also serves on the board of directors or is a nominee for election to the board of directors. If a Fund owns stock in such a company and if Lord Abbett decides not to follow the Proxy Advisor’s recommendation concerning a proxy proposal involving the company, Lord Abbett will notify the related Fund’s Proxy Committee3 and seek voting instructions from the Committee. In these instances, if applicable, the independent director/trustee will abstain from any discussions by the Fund’s Proxy Committee regarding the company.
Lord Abbett also maintains a list of all publicly held companies (including any subsidiaries of such companies) that have a significant business relationship with Lord Abbett. A “significant business relationship” for this purpose means: (1) a broker dealer firm that is responsible for one percent or more of the Funds’ total dollar amount of shares sold for the last 12 months; (2) a firm that is a sponsor firm with respect to Lord Abbett’s separately managed account business; (3) an institutional account

[4]	The Boards of Directors and Trustees of the Funds have delegated oversight of proxy voting to separate Proxy Committees comprised solely of independent directors and/or trustees, as the case may be. Each Proxy Committee is responsible for, among other things: (1) monitoring Lord Abbett’s actions in voting securities owned by the related Fund; (2) evaluating Lord Abbett’s policies in voting securities; and (3) meeting with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

client that has an investment management agreement with Lord Abbett; (4) an institutional investor that, to Lord Abbett’s knowledge, holds at least $5 million in shares of the Funds; and (5) a retirement plan client that, to Lord Abbett’s knowledge, has at least $5 million invested in the Funds. For proxy proposals involving such companies, Lord Abbett will notify the Funds’ Proxy Committees and seek voting instructions from the Committees only in those situations where Lord Abbett proposes not to follow the Proxy Advisor’s recommendations.
Proxy Voting Guidelines
A general summary of the guidelines that we normally follow in voting proxies appears below. These voting guidelines reflect our general views. We reserve the flexibility to vote in a manner contrary to our general views on particular issues if we believe doing so is in the best interests of our clients, including the Funds and their shareholders. Many different specific types of proposals may arise under the broad categories discussed below, and it is not possible to contemplate every issue on which we may be asked to vote. Accordingly, we will vote on proposals concerning issues not expressly covered by these guidelines based on the specific factors that we believe are relevant.
A.	Auditors — Auditors are responsible for examining, correcting, and verifying the accuracy of a company’s financial statements. Lord Abbett believes that companies normally are in the best position to select their auditors and, therefore, we generally support management’s recommendations concerning the ratification of the selection of auditors. However, we may evaluate such proposals on a case-by-case basis due to concerns about impaired independence, accounting irregularities, or failure of the auditors to act in shareholders’ best economic interests, among other factors we may deem relevant.

B.	Directors
1.	Election of directors — The board of directors of a company oversees all aspects of the company’s business. Companies and, under certain circumstances, their shareholders, may nominate directors for election by shareholders. Lord Abbett believes that the independent directors currently serving on a company’s board of directors (or a nominating committee comprised of such independent directors) generally are in the best position to identify qualified director nominees. Accordingly, we normally vote in accordance with management’s recommendations on the election of directors. In evaluating a director nominee’s candidacy, however, Lord Abbett may consider the following factors, among others: (1) the nominee’s experience, qualifications, attributes, and skills, as disclosed in the company’s proxy statement; (2) the composition of the board and its committees; (3) whether the nominee is independent of company management; (4) the nominee’s board meeting attendance; (5) the nominee’s history of representing shareholder interests on the company’s board or other boards; (6) the nominee’s investment in the company; (7) the company’s long-term performance relative to a market index; and (8) takeover activity. In evaluating a compensation committee nominee’s candidacy, Lord Abbett may consider additional factors including the nominee’s record on various compensation issues such as tax gross-ups, severance payments, options repricing, and pay for performance, although the nominee’s record as to any single compensation issue alone will not necessarily be determinative. Lord Abbett may withhold votes for some or all of a company’s director nominees on a case-by-case basis.

2.	Majority voting — Under a majority voting standard, director nominees must be elected by an affirmative majority of the votes cast at a meeting. Majority voting establishes a higher threshold for director election than plurality voting, in which nominees who receive the most votes are elected, regardless of how small the number of votes received is relative to the total number of shares voted. Lord Abbett generally supports proposals that seek to adopt a majority voting standard.

3.	Board classification — A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. Lord Abbett generally votes against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by such a structure. In evaluating a classified board proposal, Lord Abbett may consider the following factors, among others: (1) the company’s long-term strategic plan; (2) the extent to which continuity of leadership is necessary to advance that plan; and (3) the need to guard against takeover attempts.

4.	Independent board and committee members — An independent director is one who serves on a company’s board but is not employed by the company or affiliated with it in any other capacity. While company boards may apply different standards in assessing director independence, including any applicable standards prescribed by stock exchanges and the federal securities laws, a director generally is determined to qualify as independent if the director does not have any material relationship with the company (either directly or indirectly) based on all relevant facts and circumstances. Material relationships can include employment, business, and familial relationships, among others. Lord Abbett believes that independent board and committee membership often helps to mitigate the inherent conflicts of interest that arise when a company’s executive officers also serve on its board and committees. Therefore, we generally support the election of board or committee nominees if such election would cause a majority of a company’s board or committee members to be independent. However, a nominee’s effect on the independent composition of the board or any committee is one of many factors Lord Abbett considers in voting on the nominee and will not necessarily be dispositive.

5.	Independent board chairman — Proponents of proposals to require independent board chairmen (formerly often referred to as “separation of chairman and chief executive officer” proposals) seek to enhance board accountability and mitigate a company’s risk-taking behavior by requiring that the role of the chairman of the company’s board of directors be filled by an independent director. We generally vote with management on proposals that call for independent board chairmen. We may vote in favor of such proposals on a case-by-case basis, despite management opposition, if we believe that a company’s governance structure does not promote independent oversight through other means, such as a lead director, a board composed of a majority of independent directors, and/or independent board committees. In evaluating independent chairman proposals, we will focus in particular on the presence of a lead director, which is an independent director designated by a board with a non-independent chairman to serve as the primary liaison between company management and the independent directors and act as the independent directors’ spokesperson.

C.	Compensation and Benefits
1.	General — In the wake of recent corporate scandals and market volatility, shareholders increasingly have scrutinized the nature and amount of compensation paid by a company to its executive officers and other employees. Lord Abbett believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, we generally vote with management on such matters. However, we may oppose management on a case-by-case basis if we deem a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, we believe a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or we believe a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that we may encounter.

2.	Incentive compensation plans — An incentive compensation plan rewards an executive’s performance through a combination of cash compensation and stock awards. Incentive compensation plans are designed to align an executive’s compensation with a company’s long-term performance. As noted above, Lord Abbett believes that management generally is in the best position to assess executive compensation levels and, therefore, generally votes with management on proposals relating to incentive compensation plans. In evaluating such a proposal, however, Lord Abbett may consider the following factors, among others: (1) the executive’s expertise and the value he or she brings to the company; (2) the company’s performance, particularly during the executive’s tenure; (3) the percentage of overall compensation that consists of stock; (4) whether and/or to what extent the incentive compensation plan has any potential to dilute the voting power or economic interests of other shareholders; (5) the features of the plan and costs associated with it; (6) whether the plan provides for repricing or replacement of underwater stock options; and (7) quantitative data from the Proxy Advisor regarding compensation ranges by industry and company size. We also scrutinize very closely the proposed repricing or replacement of underwater stock options, taking into consideration the stock’s volatility, management’s rationale for the repricing or replacement, the new exercise price, and any other factors we deem relevant.

3.	Say on pay — “Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation. Lord Abbett believes that management generally is in the best position to assess executive compensation. Thus, we generally vote with management on say on pay proposals unless we believe that compensation has been excessive or direct feedback to management about compensation has not resulted in any changes. We also generally vote with management on proposals regarding the frequency of say on pay votes. However, any particular vote will be based on the specific facts and circumstances we deem relevant.

4.	Pay for performance — “Pay for performance” proposals are shareholder proposals that seek to achieve greater alignment between executive compensation and company performance. Shareholders initiating these proposals tend to focus on board compensation committees’ accountability, the use of independent compensation consultants, enhanced disclosure of compensation packages, and perquisites given to executives. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally follow management’s voting recommendations regarding pay for performance proposals. However, we may evaluate such proposals on a case-by-case basis if we believe a company’s long-term interests and its executives’ financial incentives are not properly aligned or if we question the methodology a company followed in setting executive compensation, among other reasons.

5.	Clawback provisions — A clawback provision allows a company to recoup or “claw back” incentive compensation paid to an executive if the company later determines that the executive did not actually meet applicable performance goals. For example, such provisions might be used when a company calculated an executive’s compensation based on materially inaccurate or fraudulent financial statements. Some clawback provisions are triggered only if the misalignment between compensation and performance is attributable to improper conduct on the part of the executive. Shareholder proponents of clawback proposals believe that they encourage executive accountability and mitigate a company’s risk-taking behavior. Because Lord Abbett believes that management generally is in the best position to assess executive compensation, we generally vote with management on clawback proposals. We may, however, evaluate such a proposal on a case-by-case basis due to concerns about the amount of compensation paid to the executive, the executive’s or the company’s performance, or accounting irregularities, among other factors we may deem relevant.

6.	Anti-gross-up policies — Tax “gross-ups” are payments by a company to an executive intended to reimburse some or all of the executive’s tax liability with respect to compensation, perquisites, and other benefits. Because the gross-up payment also is taxable, it typically is inflated to cover the amount of the tax liability and the gross-up payment itself. Critics of such payments argue that they often are not transparent to shareholders and can substantially enhance an executive’s overall compensation. Thus, shareholders increasingly are urging companies to establish policies prohibiting tax gross-ups. Lord Abbett generally favors adoption of anti-tax gross-up policies themselves, but will not automatically vote against a compensation committee nominee solely because the nominee approved a gross-up.

7.	Severance agreements and executive death benefits — Severance or so-called “golden parachute” payments sometimes are made to departing executives after termination or upon a company’s change in control. Similarly, companies sometimes make executive death benefit or so-called “golden coffin” payments to an executive’s estate. Both practices increasingly are coming under shareholder scrutiny. While we generally vote with management on compensation matters and acknowledge that companies may have contractual obligations to pay severance or executive death benefits, we scrutinize cases in which such benefits are especially lucrative or are granted despite the executive’s or the company’s poor performance, and may vote against management on a case-by-case basis as we deem appropriate. We also generally support proposals to require that companies submit severance agreements and executive death benefits for shareholder ratification.

8.	Executive pay limits — Lord Abbett believes that a company’s flexibility with regard to its compensation practices is critical to its ability to recruit, retain, and motivate key talent. Accordingly, we generally vote with management on shareholder proposals that seek to impose limits on executive compensation.

9.	Employee stock purchase plans — Employee stock purchase plans permit employees to purchase company stock at discounted prices and, under certain circumstances, receive favorable tax treatment when they sell the stock. Lord Abbett generally follows management’s voting recommendation concerning employee stock purchase plans, although we generally do not support plans that are dilutive.

D.	Corporate Matters
1.	Charter amendments — A company’s charter documents, which may consist of articles of incorporation or a declaration of trust and bylaws, govern the company’s organizational matters and affairs. Lord Abbett believes that management normally is in the best position to determine appropriate amendments to a company’s governing documents. Some charter amendment proposals involve routine matters, such as changing a company’s name or procedures relating to the conduct of shareholder meetings. Lord Abbett believes that such routine matters do not materially affect shareholder interests and, therefore, we vote with management with respect to them in all cases. Other types of charter amendments, however, are more substantive in nature and may impact shareholder interests. We consider such proposals on a case-by-case basis to the extent they are not explicitly covered by these guidelines.

2.	Changes to capital structure — A company may propose amendments to its charter documents to change the number of authorized shares or create new classes of stock. We generally support proposals to increase a company’s number of authorized shares when the company has articulated a clear and reasonable purpose for the increase (for example, to facilitate a stock split, merger, acquisition, or restructuring). However, we generally oppose share capital increases that would have a dilutive effect. We also generally oppose proposals to create a new class of stock with superior voting rights.

3.	Reincorporation — We generally follow management’s recommendation regarding proposals to change a company’s state of incorporation, although we consider the rationale for the reincorporation and the financial, legal, and corporate governance implications of the reincorporation. We will vote against reincorporation proposals that we believe contravene shareholders’ interests.

4.	Mergers, acquisitions, and restructurings — A merger or acquisition involves combining two distinct companies into a single corporate entity. A restructuring involves a significant change in a company’s legal, operational, or structural features. After these kinds of transactions are completed, shareholders typically will own stock in a company that differs from the company whose shares they initially purchased. Thus, Lord Abbett views the decision to approve or reject a potential merger, acquisition, or restructuring as being equivalent to an investment decision. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the anticipated financial and operating benefits; (2) the offer price; (3) the prospects of the resulting company; and (4) any expected changes in corporate governance and their impact on shareholder rights. We generally vote against management proposals to require a supermajority shareholder vote to approve mergers or other significant business combinations. We generally vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We also generally vote against charter amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of a company’s voting stock.
E.	Anti-Takeover Issues and Shareholder Rights
1.	Proxy access — Proxy access proposals advocate permitting shareholders to have their nominees for election to a company’s board of directors included in the company’s proxy statement in opposition to the company’s own nominees. Recently adopted amendments to the U.S. Securities and Exchange Commission’s (the “SEC”) proxy rules allow shareholders or groups of shareholders satisfying certain stock ownership and other eligibility requirements to include their director nominees on a company’s proxy ballot under certain limited circumstances. Proxy access initiatives enable shareholders to nominate their own directors without incurring the often substantial cost of preparing and mailing a proxy statement, making it less expensive and easier for shareholders to challenge incumbent directors. Lord Abbett supports such measures so long as they comport with the requirements set forth in the SEC’s proxy rules. However, we generally will vote with management on proposals that seek to allow proxy access subject to less stringent requirements.

2.	Shareholder rights plans — Shareholder rights plans or “poison pills” are a mechanism of defending a company against takeover efforts. Poison pills allow current shareholders to purchase stock at discounted prices or redeem shares at a premium after a takeover, effectively making the company more expensive and less attractive to potential acquirers. Companies may employ other defensive tactics in combination with poison pills, such as golden parachutes that take effect upon a company’s change in control and therefore increase the cost of a takeover. Because poison pills can serve to entrench management and discourage takeover offers that may be attractive to shareholders, we generally vote in favor of proposals to eliminate poison pills and proposals to require that companies submit poison pills for shareholder ratification. In evaluating a poison pill proposal, however, Lord Abbett may consider the following factors, among others: (1) the duration of the poison pill; (2) whether we believe the poison pill facilitates a legitimate business strategy that is likely to enhance shareholder value; (3) our level of confidence in management; (4) whether we believe the poison pill will be used to force potential acquirers to negotiate with management and assure a degree of stability that will support good long-range corporate goals; and (5) the need to guard against takeover attempts.

3.	Chewable pill provisions — A “chewable pill” is a variant of the poison pill that mandates a shareholder vote in certain situations, preventing management from automatically discouraging takeover offers that may be attractive to shareholders. We generally support chewable pill provisions that balance management’s and shareholders’ interests by including: (1) a redemption clause allowing the board to rescind a pill after a potential acquirer’s holdings exceed the applicable ownership threshold; (2) no dead-hand or no-hand pills, which would allow the incumbent board and their approved successors to control the pill even after they have been voted out of office; (3) sunset provisions that allow shareholders to review and reaffirm or redeem a pill after a predetermined time frame; and (4) a qualifying offer clause, which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

4.	Anti-greenmail provisions — An anti-greenmail provision is a special charter provision that prohibits a company’s management from buying back shares at above market prices from potential acquirers without shareholder approval. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

5.	Fair price provisions — A fair price provision is a special charter provision that requires that all selling shareholders receive the same price from a buyer. Fair price provisions are designed to protect shareholders from inequitable two-tier stock acquisition offers in which some shareholders may be bought out on disadvantageous terms. We generally support such provisions, provided that they are not bundled with other measures that serve to entrench management or discourage attractive takeover offers.

6.	Rights to call special shareholder meetings — Proposals regarding rights to call special shareholder meetings normally seek approval of amendments to a company’s charter documents. Lord Abbett generally votes with management on proposals concerning rights to call special shareholder meetings. In evaluating such a proposal, Lord Abbett may consider the following factors, among others: (1) the stock ownership threshold required to call a special meeting; (2) the purposes for which shareholders may call a special meeting; (3) whether the company’s annual meetings offer an adequate forum in which shareholders may raise their concerns; and (4) the anticipated economic impact on the company of having to hold additional shareholder meetings.

7.	Supermajority vote requirements — A proposal that is subject to a supermajority vote must receive the support of more than a simple majority in order to pass. Supermajority vote requirements can have the effect of entrenching management by making it more difficult to effect change regarding a company and its corporate governance practices. Lord Abbett normally supports shareholders’ ability to approve or reject proposals based on a simple majority vote. Thus, we generally vote for proposals to remove supermajority vote requirements and against proposals to add them.

8.	Cumulative voting — Under cumulative or proportional voting, each shareholder is allotted a number of votes equal to the number of shares owned multiplied by the number of directors to be elected. This voting regime strengthens the voting power of minority shareholders because it enables shareholders to cast multiple votes for a single nominee. Lord Abbett believes that a shareholder or group of shareholders using this technique to elect a director may seek to have the director represent a narrow special interest rather than the interests of the broader shareholder population. Accordingly, we generally vote against cumulative voting proposals.

9.	Confidential voting — In a confidential voting system, all proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential. An open voting system, by contrast, gives management the ability to identify shareholders who oppose its proposals. Lord Abbett believes that confidential voting allows shareholders to vote without fear of retribution or coercion based on their views. Thus, we generally support proposals that seek to preserve shareholders’ anonymity.

10.	Reimbursing proxy solicitation expenses - Lord Abbett generally votes with management on shareholder proposals to require a company to reimburse reasonable expenses incurred by one or more shareholders in a successful proxy contest, and may consider factors including whether the board has a plurality or majority vote standard for the election of directors, the percentage of directors to be elected in the contest, and shareholders’ ability to cumulate their votes for the directors.

11.	Transacting other business — Lord Abbett believes that proposals to allow shareholders to transact other business at a meeting deprive other shareholders of sufficient time and information to carefully evaluate the relevant business issues and determine how to vote with respect to them. Therefore, Lord Abbett always votes against such proposals.
F.	Social, Political, and Environmental Issues — Proposals relating to social, political, or environmental issues typically are initiated by shareholders and urge a company to disclose certain information or change certain business practices. Lord Abbett evaluates such proposals based on their effect on shareholder value rather than on their ideological merits. We generally follow management’s recommendation on social, political, and environmental proposals and tend to vote against proposals that are unduly burdensome or impose substantial costs on a company with no countervailing economic benefits to the company’s shareholders. Nonetheless, we pay particular attention to highly controversial issues, as well as instances where management has failed repeatedly to take corrective actions with respect to an issue.

G.	Share Blocking — Certain foreign countries impose share blocking restrictions that would prohibit Lord Abbett from trading a company’s stock during a specified period before the company’s shareholder meeting. Lord Abbett believes that in these situations, the benefit of maintaining liquidity during the share blocking period outweighs the benefit of exercising our right to vote.

Therefore, it is Lord Abbett’s general policy to not vote securities in cases where share blocking restrictions apply.
Amended: March 10, 2011

MARSICO CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES
     Statement of Policy
1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.
•	MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•	In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

•	MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

•	In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•	MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•	MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.
     Definitions
2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.
3. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted.
     Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations
4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (or their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management or board recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.
5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would affect corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters — could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in

MCM’s sole discretion, it may vote against a management or board recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management or board recommendations in order to oppose management proposals that are not shareholder-friendly in MCM’s view.
6. MCM generally considers each proxy proposal on its merits, and periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management or board recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team or board is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team or board no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management or board recommendations, or selling shares of the company.
     Procedures: Use of an Independent Service Provider
7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To minimize the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM rarely considers directing such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).
     Procedures: Voting/Abstention/No Action/Other Exceptions
8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations. For example, in a few foreign markets, ballots cast by MCM may not be counted if required powers of attorney between the client and the custodian are not maintained. Also in foreign markets, ballots for securities held by a custodian in an omnibus account for multiple customers may be voted in an unexpected manner if the custodian receives different voting instructions from its customers and cannot split its vote as each customer requested.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by a previous adviser), MCM may choose to abstain or take no action on the proxies. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).
9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.
10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.
     Alternative Procedures for Potential Material Conflicts of Interest
11. In certain circumstances such as when the issuer or other proponent of a proxy proposal is also a client of MCM, it is possible that an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.
12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.
13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3 above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:
(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or
(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure generally may be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.
MCM seeks to document the identification of any material conflict of interest and its procedure for resolving the particular conflict.
14. MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:
(i)	Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii)	Abstaining or taking no action on the proxies in cases when, without limitation, service providers cannot echo vote proxies of certain securities (such as those issued by foreign companies), or in other cases when alternative voting procedures are not desirable; or

(iii)	Forwarding the proxies to clients so that clients may vote the proxies themselves.
     Voting by Client Instead of MCM
15. An MCM client may elect to vote proxies for its own account instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.
16. MCM generally cannot implement client proxy voting guidelines that do not delegate full discretion to MCM, or that are not fully consistent with these procedures. In particular, MCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis. MCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.
17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.
     Persons Responsible for Implementing MCM’s Policy
18. MCM’s Operations/Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.
19. Members of MCM’s Investment staff, such as security analysts, generally review proxy proposals as part of their ongoing assessment of companies.
     Recordkeeping
20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;
(ii) Copies of proxy statements received (unless maintained elsewhere as described below);
(iii) Records of proxy votes cast on behalf of clients;
(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;
(v) Written client requests for proxy voting information, and
(vi) Written responses by MCM to written or oral client requests.
20.b. MCM seeks to document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Operations/Client Services Department also documents certain other non-routine proxy voting issues, including: the basis for (1) any decision to vote against a management or board recommendation for reasons other than general matters affecting corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management or board recommendation.
20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions (i) to vote against corporate governanceproposals such as those described above, or (ii) to abstain or take no action on proxies in circumstances (A) when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, (B) when MCM has sold or determined to sell a security, or when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or (C) when other routine situations arise such as those identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.
21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.
22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements issued by domestic (and some foreign) issuers if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).
23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

     Availability of Policy and Proxy Voting Records to Clients
24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.
*      *      *
MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

Amendment Approved:	August 8, 2008

Approved by:	Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	September 1, 2008

MASSACHUSETTS FINANCIAL SERVICES COMPANY
PROXY VOTING POLICIES AND PROCEDURES
March 1, 2012
     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.
     The MFS Proxy Voting Policies and Procedures include:
A.	Voting Guidelines;

B.	Administrative Procedures;

C	Records Retention; and

D.	Reports.
A. VOTING GUIDELINES
1.	General Policy; Potential Conflicts of Interest
     MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.
     In developing these proxy voting guidelines, MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.
     As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

     MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.
     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.
     MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.
2.	MFS’ Policy on Specific Issues
     Election of Directors
     MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would be comprised of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”
     MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications. In addition, MFS may not support all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from shareholders, including MFS ; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carryforwards); or (4) there are severe governance concerns at the issuer.
     MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Compensation” for further details.

     MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.
     Majority Voting and Director Elections
     MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).
     Classified Boards
     MFS generally supports proposals to declassify a board (e.g. a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.
     Proxy Access
MFS analyzes proposals seeking the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) on a case-by-case basis. In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.
     Stock Plans
     MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.

     MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval. MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.
     MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.
     Shareholder Proposals on Executive Compensation
     MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.
     MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives. Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, or (ii) expressly prohibit the backdating of stock options.
     Advisory Votes on Executive Compensation
     MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an advisory vote on executive compensation if MFS determines that the issuer has adopted excessive executive compensation practices and will vote in favor of an advisory vote on executive compensation if MFS has not determined that the issuer has adopted excessive executive compensation practices. Examples of excessive executive compensation practices may include, but are not limited to, a pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, unnecessary perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees. MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/ majority of shareholders.

     MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.
     “Golden Parachutes”
     From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.
     Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.
     Anti-Takeover Measures
     In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.
     MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

     MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.
     Reincorporation and Reorganization Proposals
     When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).
     Issuance of Stock
     There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Non-Salary Compensation Programs,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.
     Repurchase Programs
     MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

     Cumulative Voting
     MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which, in our view, should be comprised solely of “independent” directors.
     Written Consent and Special Meetings
     The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.
     Independent Auditors
     MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.
     Other Business
     MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.
     Adjourn Shareholder Meeting
     MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.
     Environmental, Social and Governance (“ESG”) Issues
     MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders. For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis. As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

     MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading. MFS typically does not support proposals to separate the chairman and CEO positions as we believe that the most beneficial leadership structure of a company should be determined by the company’s board of directors. For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.
     MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments. However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.
     MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders. Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity)(unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).
     The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

     Foreign Issuers
     MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s Corporate Governance Code). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory.
     MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.
     Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation. MFS will not support such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value.
     Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.

     In accordance with local law or business practices, some foreign companies or custodians prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.
     In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.
B. ADMINISTRATIVE PROCEDURES
1.	MFS Proxy Voting Committee
     The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:
a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest
     The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non-Standard Votes, as defined below, MFS will review the securities holdings reported by investment professionals that participate in such decisions to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
     In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

[1]	For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.
a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.
     The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.
     If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law.
     Except as described in the MFS Fund’s prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.
3.	Gathering Proxies
     Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.
     MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

     The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.
     It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.
4.	Analyzing Proxies
     Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation,
     (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.
     As a general matter, portfolio managers and investment analysts have little or no involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.2 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.
     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.
5.	Voting Proxies
     In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.
6.	Securities Lending
     From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not

[2]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.
7.	Engagement
     The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.
C. RECORDS RETENTION
     MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.
D. REPORTS
     MFS Funds
     MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.
     All MFS Advisory Clients
     MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.
     Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

May 2010
These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.1
PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.
A. General Statements of Policy
These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.
IV. Conflicts of Interest
a.	Identification of Material Conflicts of Interest
i.	In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in thebest interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

ii.	Equity Securities.[2] PIMCO has retained an Industry Service Provider (“ISP”) to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest), or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance Department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance Department, any potential actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO). If no material actual or apparent conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

[1]	Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

[2]	The term “equity securities” means common and preferred stock; it does not include debt securities convertible into equity securities.

If an actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.

c)	All Other Securities. Client proxies for all other securities (including fixed income securities) are reviewed by the Legal and Compliance Department to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance Department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to a fixed income security.

If no actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance Department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. In certain cases, a proxy relating to a bank loan may contain material non-public information, in which case, pursuant to PIMCO’s policies and procedures regarding the use of such information, the proxy may be voted by someone other than the applicable PM.

If an actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance Department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance Department. See Section B.2 below.
2	Resolution of Identified Conflicts of Interest
1.1.	Equity Securities Voted by ISP. The ISP, an independent research and voting service,makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“RM Guidelines”). PIMCO has determined to follow the RM Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

1.2.	All Securities Not Covered by the ISP. The following applies to (i) votes and consents withrespect to fixed income securities, (ii) proxies received in relation to equity securities for which the ISP is unable to provide recommendations on how to vote, and (iii) proxies for which, as described below, a PM determines to override the ISP’s voting recommendation. In each case, such proxies will be reviewed by the Legal and Compliance Department and if a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance Department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance Department. The Legal and Compliance Department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).
•	Conflicting Client Interests.Where the conflict at issue has arisen because PIMCOclients have divergent interests, the applicable PM or another PM may vote the proxy as follows:
If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

b.	If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance Department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.
V.	Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:
a.	permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

b.	voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

c.	having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).
In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:
     The extent and nature of the actual or apparent conflict of interest;
     If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;
     The nature of the relationship of the issuer with PIMCO (if any);
     Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and
     Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.
2	The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance Department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.
21.	Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts, funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds or by applying the conflicts resolution procedures set forth in Section B.2.

22.	Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C. Proxy Voting Process
PIMCO’s process for voting proxies with respect to equity and other securities is described below.
1.	Proxy Voting Process: Equity Securities
a)	The Role of the ISP.

PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the RM Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations unless instructed otherwise by PIMCO. PIMCO permits the ISP to vote in accordance with its recommendation, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of ISP’s Recommendations.
1)	Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance Department deem relevant: Name and ticker symbol of issuer;
Percentage of the outstanding shares of the issuer held;

The name(s) of the fund(s) or account(s) holding the securities; A summary of the proposal;

The date of the shareholder meeting and the response deadline;

Whether the proposal is being made by management or a shareholder;

Management’s recommendation with respect to the proposal;

The ISP recommendation with respect to the proposal;

The reasoning behind the PM’s decision to recommend the override;

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

Whether the PM has been contacted by an outside party regarding the vote.
2)	Compliance Review. The Legal and Compliance Department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance Department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance Department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group will inform the ISP of the voting decision for implementation by the ISP.
a	When the ISP Does Not Provide a Recommendation.

In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.2.
3.	Proxy Voting Process: All Other Securities (including equity securities not voted by the ISP)
The ISP covers the majority of equity securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP, an equity proxy will not be covered by the ISP. Equity proxies not covered by the ISP and proxies in respect of securities other than equity securities (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance Department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.
X	Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance Department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance Department will forward each OS Proxy to PIMCO’s Middle Office Group, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance Department will, in accordance with Section B.2 above, resolve such conflict pursuant to a Conflicts Committee Protocol or, if no such protocol is applicable to the conflict at issue, elevate such conflict to the Conflicts Committee for direct resolution.

Y	Vote. (i) Where no material conflict of interest was identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest was identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

Z	Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

AA	Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

BB	Recordkeeping. PIMCO Operations will forward the ballot and log to IMS West which will be incorporated into the Corporate Action Event Report (CAER).

3. Abstentions
If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance Department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.
4. Proxies Relating to Securities on Loan
Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan. The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.
D. U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records
Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
For each investment company that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each such fund states in its Statement of Additional Information (“SAI”) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30, is available through the fund’s website and on the SEC’s website, as required by Form N-1A. PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A.
E. PIMCO Record Keeping
PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.
Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
F. Review and Oversight
PIMCO’s Legal and Compliance Department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

Effective Date:	August 2003

Revised Dates:	May 2007

May 2010

Appendix
The Industry Service Provider for Equity Securities proxy voting is RiskMetrics Group, Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

Perimeter Proxy Voting
Issue
Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its Clients. The procedures must address material conflicts that may arise in connection with proxy voting. The rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to Clients upon request. Lastly, the rule requires that the adviser disclose to Clients how they may obtain information on how the adviser voted their proxies.
          Perimeter votes proxies for the majority of its Clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.
Risks
In developing this policy and procedures, Perimeter considered numerous risks associated with its voting of client proxies. This analysis includes risks such as:
A	Proxies are not voted in Clients’ best interests.

B	Proxies are not identified and voted in a timely manner.

X	The third-party proxy voting services utilized by Perimeter is not independent.

Δ	Proxy voting records and client requests to review proxy votes are not maintained.

Perimeter has established the following guidelines as an attempt to mitigate these risks.
                 Policy
     It is the policy of Perimeter to vote proxies in the interest of maximizing value for Perimeter’s Clients. Proxies are an asset of a Client, which should be treated by Perimeter with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, Perimeter will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short- and long-term implications of the proposal to be voted on when considering the optimal vote.
Any general or specific proxy voting guidelines provided by a Client or its designated agent in writing will supersede this policy. A Client may have its proxies voted by an independent third party or other named fiduciary or agent, at the Client’s cost.
Procedures for Voting Proxies
Perimeter has retained Glass, Lewis & Co. (“Glass, Lewis”) to assist in the coordination and voting of Client proxies. The CCO is responsible for managing the relationship with Glass, Lewis. The CCO shall ensure that all proxies are being properly voted and that Glass, Lewis is retaining all of the appropriate proxy voting records.

Perimeter assumes voting responsibility for all Client accounts unless explicitly noted otherwise in the Client’s advisory agreement. Perimeter will generally cast votes for all shares for which the Company has voting authority, with the possible exception of share blocking markets. In some non-U.S. markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub- custodian level in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, Perimeter retains the right to vote or not, based on the determination of Perimeter’s investment personnel. Glass, Lewis sends a weekly report of upcoming meetings in blocking markets detailing each client account entitled to vote, the number of shares held, type of meeting and blocking period. The CCO will monitor these upcoming meetings, consult with Perimeter’s investment team members responsible for each industry or market and arrive at a decision on whether or not to vote. If the decision is made to vote, Perimeter will process votes through Glass, Lewis.
The following general guidelines are to be followed when possible:
•	Glass, Lewis will monitor and keep track of all voting proxies.

•	Glass, Lewis will analyze each vote and provide Perimeter with its recommendation, which recommendation shall be pursuant to the guidelines previously agreed to by Perimeter and Glass, Lewis.

•	The member of the investment team who covers the security shall be responsible for reviewing the proxy and Glass, Lewis’ recommendation and make a determination on how the Company should vote such proxy. If the vote of Perimeter investment team member is contrary to Glass, Lewis’ recommendation, then the investment team member shall provide a brief explanation of such vote.

•	The investment team shall have its recommendation voted through Glass, Lewis.
In certain limited circumstances, a proxy may be received from sources other than Glass, Lewis. In such circumstances, the CCO shall use the above guidelines and be responsible for maintaining the history and record customarily retained by Glass, Lewis.
Resolving Potential Conflicts of Interest
We recognize that conflicts of interest may arise due to a variety of reasons and the CCO will reasonably try to assess any material conflicts between Perimeter’s interests and those of its clients with respect to proxy voting. If the CCO detects a conflict of interest, Glass, Lewis will evaluate the ballot issue and, using our pre -determined guidelines and their research, make an objective voting decision based upon criteria such as the financial implication of the proposal and impact on shareholder rights. In exceptional circumstances, for instance in the case of a merger or acquisition which may have significant economic implications for our client’s portfolios, we may solicit input from the applicable Perimeter investment team and possibly override the voting recommendation of Glass, Lewis.

Conflicts of Interest
Perimeter realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair Perimeter’s ability to vote proxies in an objective manner.
In addition, any attempts by others within Perimeter to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entitles outside Perimeter to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to legal counsel.
Procedures for Perimeter’s Receipt of Class Actions
Perimeter recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, investors who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.
If “Class Action” documents are received by Perimeter for a separate account client, Perimeter will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that Perimeter is not qualified to make for such client. Therefore Perimeter will not file “Class Actions” on behalf of any separate account client.
If “Class Action” documents are received by Perimeter for a pooled fund client, Perimeter will gather requisite information and file a Proof of Claim form with the Claims Administrator if deemed appropriate and in the best interest of shareholders of the pooled fund. Any sums received from the settlement fund will be credited to the account of the pooled fund client.
Recordkeeping
Perimeter will maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Director of Third-Party Distribution & Client Relations will be responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes
•	Any request, whether written (including e-mail) or oral, received by any Employee of Perimeter, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

•	The CCO will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.

•	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to Clients, the CCO may distribute

•	to any client requesting proxy voting information the complete proxy voting record of Perimeter for the period requested.

•	Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the five-year period prior to their request.
Proxy statements received regarding client securities
•	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: Perimeter is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.
Proxy voting records
•	A record of how Perimeter voted Client proxies.

•	Documents prepared or created by Perimeter that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.
Disclosure
Perimeter will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how Clients may obtain information on how Perimeter voted their securities.
          Proxy Solicitation
          As a matter of practice, it is Perimeter’s policy to not reveal or disclose to any client how Perimeter may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. Perimeter will never disclose such information to unrelated third parties.
          The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

QS Investors Proxy Voting Policy
Introduction
QS Investors (“QS”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and local regulation. These Proxy Voting Policies, Procedures and Guidelines shall apply to all accounts managed by QS. In addition, QS’ proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.
The attached proxy voting guidelines were developed to provide QS with a comprehensive list of recommendations that represent how QS will generally vote proxies for its clients. The individuals that make proxy voting decisions are required to act independently, subject to the normal and customary supervision by the management/boards.
Responsibilities
Proxy votes are the property of QS’ advisory clients.1 As such, QS’ authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. QS has delegated responsibility for affecting its advisory clients’ proxy votes to ISS, an independent third-party proxy voting specialist. ISS votes QS’ advisory clients’ proxies in accordance with these proxy guidelines or QS’ specific instructions. Where a client has given specific instructions as to how a proxy should be voted, QS will notify ISS to carry out those instructions. Where no specific instruction exists, QS will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct QS to have ISS vote their proxies in accordance with Taft Hartley voting Guidelines.
Clients may in certain instances contract with their custodial agent and notify QS that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get by multiple parties.
In instances in which QS acts in a subadvisory capacity and retains proxy voting authority and responsibility, QS may be subject to the Advisor’s proxy voting policies and guidelines. Upon review of the votes, QS may choose to override votes with cause, provided that their actions comply with applicable policies and regulations.
Policies
Proxy voting activities are conducted in the best economic interest of clients
QS has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by QS in good faith after appropriate review.
Management Oversight
Management is responsible for overseeing QS’ proxy voting activities, including:
i.	adopting, monitoring and updating guidelines that provide how QS will generally vote proxies pertaining to a comprehensive list of common proxy voting matters; and

1.	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which QSI serves as investment adviser or sub-adviser; for which QSI votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

QS Investors Proxy Voting Policy
ii.	voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of QS’ clients; and
Compliance, is responsible for coordinating with ISS to administer QS’ proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS proxy responsibilities in this regard.
Availability of Proxy Voting Policies and Procedures and proxy voting record
Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at QS’ discretion. Clients may also obtain information on how their proxies were voted by QS as required by law and otherwise at QS’ discretion; however, QS must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.
Procedures
Proxy Voting Guidelines
The Guidelines set forth the Firm’s standard voting positions on a comprehensive list of common proxy voting matters. The Firm has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.
The Firm will review the Guidelines as necessary to support the best economic interests of QS’ clients (no less frequently than annually). The Firm will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, management will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any changes to Firm Guidelines will be fully documented.
Specific proxy voting decisions made by Management
Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to management and Portfolio Management.
Additionally, if a Portfolio Manager believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of management. The proxy will be evaluated and voted subject to the procedures below regarding conflicts.
Certain proxy votes may not be cast
In some cases, the Firm may determine that it is in the best economic interests of its clients not to vote certain proxies. QS will abstain from voting if:
•	Neither the Guidelines nor specific client instructions cover an issue;

•	ISS does not make a recommendation on the issue;

•	The Firm cannot make a determination as to what would be in the client’s best interest. (i.e., material conflict cannot be mitigated).

QS Investors Proxy Voting Policy
In addition, it is QS’ policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the Firm may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.
Management will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.
Conflict of Interest Procedures
Procedures to Address Conflicts of Interest and Improper Influence
Overriding Principle: In the limited circumstances where the Firm votes proxies (see above) , the Firm will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of QS’ clients.2
Independence: Compensation for all employees, particularly those with the ability to influence proxy voting, cannot be based upon their contribution to any business activity outside of QS without prior approval from management. Furthermore, they may not discuss proxy votes with any person outside of QS (and within QS only on a need to know basis).
Conflict Review Procedures: Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if QS or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the Firm’s decision on the particular vote at issue. To the extent that a conflicts review cannot be sufficiently completed, the proxies will be voted in accordance with the standard guidelines.
The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a QS advisory client regarding the vote at issue.
If notified that QS has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted either (i) if time permits, from the effected clients, or (ii) in accordance with the standard guidelines. If notified that certain individuals should be recused from the proxy vote at issue, QS shall do so in accordance with the procedures set forth below.
Note: Any QS employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify management and Compliance to evaluate such conflict and determine a recommended course of action.
At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to management and/or Compliance.

2	Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance

QS Investors Proxy Voting Policy
Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the or any entity that identifies itself as a QS advisory client, has: (i) requested that QS vote a particular proxy in a certain manner; (ii) attempted to influence QS in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.
Compliance will determine whether anyone should be recused from the proxy voting process, or whether QS should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS, or, if time permits, the effected clients. These inquiries and discussions will be properly documented.
Duty to Report: Any QS employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a QS advisory client to influence, how QS votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to the Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.
Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.
Investment Companies and Affiliated Public Companies
Investment Companies . As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs QSI to vote differently on a specific proxy or specific categories of proxies.
Other Procedures That Limit Conflicts of Interest
The Firm has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.
Recordkeeping
QS will retain records of client requests for proxy voting information and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.
The Firm also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.
With respect to QS’ investment company clients, ISS will create and maintain records of each company’s proxy voting record for 12-month periods ended June 30. QS will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

QS Investors Proxy Voting Policy
•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

•	Whether the company cast its vote for or against management.

Document Title:	QS Investors Proxy Voting Policy
Compliance Category:	Portfolio Management and Trading
Document Author:	Steven Ducker
Original Issue Date:	August 1, 2010
Last Review Date:	March 22, 2011
Next Review Date:	March 22, 2012
Version:	1.1

Rainier Investment
Management, Inc.
2011 Proxy Voting Policy
Summary & Procedures

Introduction
This statement sets forth the proxy voting policy of Rainier Investment Management, Inc.® (“Rainier”) and is intended to be in compliance with 17 CFR 270.30b1-4 and 17 CFR 275.206(4)-6, rules relating to the voting of proxies by registered investment advisers and investment companies registered under Investment Company Act of 1940.
Rainier clients include mutual funds, employee benefit plans, corporations, charitable organizations and individuals. As an investment adviser, Rainier is a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires Rainier, when it has proxy voting authority, to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Rainier will cast the proxy votes in a manner consistent with the best interest of its clients and will not subrogate client interests to its own.
Rainier is the Adviser of the Rainier Investment Management Mutual Funds (“Funds”). Rainier acts as a fiduciary of the Funds and shall vote the proxies of the Funds’ portfolio securities in a manner consistent with the best interest of the Funds and its shareholders.
Rainier shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of its clients. Rainier does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Rainier’s guidelines are intended to cover the most significant and frequent proxy issues that arise. Rainier shall revise its guidelines as events warrant.

Procedures
Procedures used to address any potential conflicts of interest.
Rainier votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, RiskMetrics Group (“RMG”). RMG makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that Rainier votes in the best interests of advisory clients and mutual fund shareholders, and it insulates our voting decisions from any potential conflicts of interest. Subject to Rainier Proxy Policy Committee procedures, Rainier may also override RMG vote recommendations on a case-by case basis on:
•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines

•	Issues that RMG itself considers on a case-by-case basis
The extent to which Rainier delegates proxy voting authority to or relies on recommendations of a third party.
As noted above, Rainier relies on the recommendations of RMG. Rainier retains ultimate responsibility for the votes, and has the ability to override RMG vote recommendations. Rainier will only do so, however, if Rainier believes that a different vote is in the best interests of clients and mutual fund shareholders.
To the extent Rainier desires to override RMG’s vote recommendations for the reasons noted above, Rainier (through its Proxy Policy Committee) will consider whether the proxy voting decision poses a material conflict between Rainier’s interest and that of the relevant clients. If Rainier determines that a proxy proposal raises a material conflict between Rainier’s interests and a client’s interest, Rainier will resolve such a conflict in the manner described below, in its discretion:
i.	Rainier may follow the recommendation of another nationally recognized third-party proxy advisory service, and document Rainier’s reasons for overriding RMG and vote in accordance with the recommendation of the other third party;

ii.	Rainier may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

iii.	Rainier may, in its discretion, disclose the conflict to each affected client and vote as directed by the client, if Rainier receives a timely response from the client (and Rainier may abstain from voting in the absence of a timely client response);

iv.	Rainier may erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;

v.	Rainier may abstain from voting on the proposal, if (a) Rainier determines that an abstention is in the best interest of the affected clients as a whole, (b) the cost of voting the proxy are extraordinary and exceed the expected benefit to the affected client as a whole, (c) Rainier concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) Rainier has not received a timely response from the client; or

vi.	Rainier may implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not the product of the conflict.
The extent to which Rainier will support or give weight to the views of management of a portfolio company.
Rainier bases voting decisions on policy guidelines and on RMG recommendations, both of which are driven by considerations of the best interests of Rainier’s clients and mutual fund shareholders. Rainier votes in favor of management positions only when they coincide with the best interests of clients and mutual fund shareholders.
Policies and procedures relating to matters substantially affecting the rights of the holders of the security being voted.
Rainier policy guidelines include a section devoted specifically to shareholder rights. Rainier generally supports shareholder voting rights and opposes efforts to restrict them.
Disclosure to Clients.
Rainier will disclose to its clients how they may obtain information from Rainier about how Rainier voted with respect to their securities. Rainier will provide to its clients a description or a copy of these proxy voting policies and procedures.
Books and Records Maintained by Rainier.
In connection with voting proxies and this Proxy Policy, Rainier maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:
•	Rainier’s policies and procedures relating to voting proxies;

•	A copy of each proxy statement that Rainier receives regarding clients’ securities, provided that Rainier may rely on (a) a third party to make and retain, on Rainier’s behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

•	A record of each vote cast by Rainier on behalf of clients, provided that Rainier may rely on a third party to make and retain, on Rainier’s behalf, pursuant to a written undertaking, records of votes cast;

•	Copies of any documents created by Rainier that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision.
Such books and records will be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in Rainier’s main business office.

2011 U.S. Proxy Voting Guidelines Summary
December 16, 2010

Institutional Shareholder Services Inc.
Copyright © 2010 by ISS
www.issgovernance.com

ISS’ 2011 U.S. Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb. 1, 2011
Published December 15, 2010
Updated December 16, 2010
The following is a condensed version of the proxy voting recommendations contained in ISS’ U.S. Proxy Voting Manual.

DISCLOSURE/DISCLAIMER	7

1. ROUTINE/MISCELLANEOUS	8
Adjourn Meeting	8
Amend Quorum Requirements	8
Amend Minor Bylaws	8
Change Company Name	8
Change Date, Time, or Location of Annual Meeting	8
Other Business	8

Audit-Related	9
Auditor Indemnification and Limitation of Liability	9
Auditor Ratification	9
Shareholder Proposals Limiting Non-Audit Services	10
Shareholder Proposals on Audit Firm Rotation	10

2. BOARD OF DIRECTORS:	11

Voting on Director Nominees in Uncontested Elections	11
1. Board Accountability	11
2. Board Responsiveness	13
3. Director Independence	13
4. Director Competence	14
2011 ISS Categorization of Directors	15

Board-Related Management Proposals	17
Age Limits	17
Board Size	17
Classification/Declassification of the Board	17
Cumulative Voting	18
Director and Officer Indemnification and Liability Protection	18
Establish/Amend Nominee Qualifications	18
Filling Vacancies/Removal of Directors	18
Majority Vote Threshold for Director Elections	19
Term Limits	19

Board-Related Shareholder Proposals/Initiatives	19
Age Limits	19
Annual Election (Declassification) of the Board	19
CEO Succession Planning	19
Cumulative Voting	20
Establish/Amend Nominee Qualifications	20
Establishment of Board Committees Shareholder Proposals	20
Establishment of Board Policy on Shareholder Engagement	21

2011 ISS U.S. Proxy Voting Guidelines Summary	- 2 -

Filling Vacancies/Removal of Directors	21
Independent Chair (Separate Chair/CEO)	21
Majority of Independent Directors/Establishment of Independent Committees	22
Majority Vote Shareholder Proposals	22
Open Access (Proxy Access)	23
Proxy Contests- Voting for Director Nominees in Contested Elections	23
Require More Nominees than Open Seats	23
Term Limits	23
Vote No Campaigns	23

3. SHAREHOLDER RIGHTS & DEFENSES	24
Advance Notice Requirements for Shareholder Proposals/Nominations	24
Amend Bylaws without Shareholder Consent	24
Confidential Voting	24
Control Share Acquisition Provisions	24
Control Share Cash-Out Provisions	25
Disgorgement Provisions	25
Fair Price Provisions	25
Freeze-Out Provisions	25
Greenmail	26
Net Operating Loss (NOL) Protective Amendments	26
Poison Pills- Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy	26
Poison Pills- Management Proposals to Ratify Poison Pill	27
Poison Pills- Management Proposals toRatify a Pill to Preserve Net Operating Losses (NOLs)	27
Reimbursing Proxy Solicitation Expenses	27
Reincorporation Proposals	28
Shareholder Ability to Act by Written Consent	28
Shareholder Ability to Call Special Meetings	28
Stakeholder Provisions	29
State Antitakeover Statutes	29
Supermajority Vote Requirements	29

4. CAPITAL/RESTRUCTURING	30
Capital	30
Adjustments to Par Value of Common Stock	30
Common Stock Authorization	30
Issue Stock for Use with Rights Plan	30
Preemptive Rights	30
Preferred Stock Authorization	31
Recapitalization	31
Reverse Stock Splits	31
Share Repurchase Programs	32
Stock Distributions: Splits and Dividends	32
Tracking Stock	32

Restructuring	32
Appraisal Rights	32
Asset Purchases	32
Asset Sales	33
Bundled Proposals	33
Conversion of Securities	33
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans	33
Formation of Holding Company	34

2011 ISS U.S. Proxy Voting Guidelines Summary	- 3 -

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)	34
Joint Ventures	35
Liquidations	35
Mergers and Acquisitions	35
Plans of Reorganization (Bankruptcy)	36
Private Placements/Warrants/Convertible Debentures	36
Special Purpose Acquisition Corporations (SPACs)	37
Spinoffs	38
Value Maximization Shareholder Proposals	39

5. COMPENSATION	40

Executive Pay Evaluation	40
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)	40
Pay for Performance	41
Problematic Pay Practices	42
Board Communications and Responsiveness	43
Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)	44
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale	44

Equity-Based and Other Incentive Plans	44
Cost of Equity Plans	45
Repricing Provisions	45
Three-Year Burn Rate/Burn Rate Commitment	45
Burn Rate Table for 2011	46
Pay-for-Performance- Impact on Equity Plans	47
Liberal Definition of Change-in-Control	47
Problematic Pay Practices	47
Specific Treatment of Certain Award Types in Equity Plan Evaluations:	48
Dividend Equivalent Rights	48
Liberal Share Recycling Provisions	48
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)	48
Option Overhang Cost	48
Other Compensation Plans	49
401(k) Employee Benefit Plans	49
Employee Stock Ownership Plans (ESOPs)	49
Employee Stock Purchase Plans— Qualified Plans	49
Employee Stock Purchase Plans— Non-Qualified Plans	50
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)	50
Option Exchange Programs/Repricing Options	50
Stock Plans in Lieu of Cash	51
Transfer Stock Option (TSO) Programs	51

Director Compensation	52
Equity Plans for Non-Employee Directors	52
Director Retirement Plans	52

Shareholder Proposals on Compensation	53
Advisory Vote on Executive Compensation (Say-on-Pay)	53
Adopt Anti-Hedging/Pledging/Speculative Investments Policy	53
Bonus Banking/Bonus Banking “Plus”	53
Compensation Consultants- Disclosure of Board or Company’s Utilization	53
Disclosure/Setting Levels or Types of Compensation for Executives and Directors	53
Golden Coffins/Executive Death Benefits	54
Hold Equity Past Retirement or for a Significant Period of Time	54

2011 ISS U.S. Proxy Voting Guidelines Summary	- 4 -

Non-Deductible Compensation	55
Pay for Superior Performance	55
Performance-Based Awards	56
Pre-Arranged Trading Plans (10b5-1 Plans)	56
Prohibit CEOs from serving on Compensation Committees	57
Recoup Bonuses	57
Severance Agreements for Executives/Golden Parachutes	57
Share Buyback Holding Periods	57
Supplemental Executive Retirement Plans (SERPs)	58
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity	58
Tax Gross-Up Proposals	58

6. SOCIAL/ENVIRONMENTAL ISSUES	59

Overall Approach	59

Animal Welfare	59
Animal Testing	59
Animal Welfare Policies	59
Controlled Atmosphere Killing (CAK)	60

Consumer Issues	60
Genetically Modified Ingredients	60
Consumer Lending	60
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation	61
Product Safety and Toxic/Hazardous Materials	61
Tobacco 62

Diversity	62
Board Diversity	62
Equality of Opportunity	63
Gender Identity, Sexual Orientation, and Domestic Partner Benefits	63

Climate Change and the Environment	63
Climate Change	63
Concentrated Animal Feeding Operations (CAFOs)	63
Energy Efficiency	64
Facility and Operational Safety/Security	64
Greenhouse Gas (GHG) Emissions	64
Operations in Protected Areas	65
Recycling 65
Renewable Energy	65

General Corporate Issues	65
Charitable Contributions	65
Environmental, Social, and Governance (ESG) Compensation-Related Proposals	65
Health Pandemics	66
Lobbying Expenditures/Initiatives	66
Political Contributions and Trade Associations Spending	66

International Issues, Labor Issues, and Human Rights	67
Community Social and Environmental Impact Assessments	67
Foreign Military Sales/Offsets	67
Internet Privacy and Censorship	67
Labor and Human Rights Standards	68
MacBride Principles	68

2011 ISS U.S. Proxy Voting Guidelines Summary	- 5 -

Nuclear and Depleted Uranium Weapons	69
Operations in High Risk Markets	69
Outsourcing/Offshoring	69

Sustainability	69
Sustainability Reporting	69

7. MUTUAL FUND PROXIES	71
Election of Directors	71
Converting Closed-end Fund to Open-end Fund	71
Proxy Contests	71
Investment Advisory Agreements	71
Approving New Classes or Series of Shares	72
Preferred Stock Proposals	72
1940 Act Policies	72
Changing a Fundamental Restriction to a Nonfundamental Restriction	72
Change Fundamental Investment Objective to Nonfundamental	72
Name Change Proposals	73
Change in Fund’s Subclassification	73
Disposition of Assets/Termination/Liquidation	73
Changes to the Charter Document	73
Changing the Domicile of a Fund	74
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval	74
Distribution Agreements	74
Master-Feeder Structure	74
Mergers	74

Shareholder Proposals for Mutual Funds	75
Establish Director Ownership Requirement	75
Reimburse Shareholder for Expenses Incurred	75
Terminate the Investment Advisor	75

2011 ISS U.S. Proxy Voting Guidelines Summary	- 6 -

Disclosure/Disclaimer
This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers.
The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.
The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.
ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.
Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 7 -

1. Routine/Miscellaneous
Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
◆◆◆◆◆
Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
◆◆◆◆◆
Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
◆◆◆◆◆
Change Company Name
Vote FOR proposals to change the corporate name.
◆◆◆◆◆
Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.
◆◆◆◆◆
Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 8 -

Audit-Related
Auditor Indemnification and Limitation of Liability
Consider the issue of auditor indemnification and limitation of liability CASE-BY-CASE. Factors to be assessed include, but are not limited to:
I.	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

II.	Motivation and rationale for establishing the agreements;

III.	Quality of disclosure; and

IV.	Historical practices in the audit area.
WTHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
◆◆◆◆◆
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent;
7.	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

8.	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

9.	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 9 -

Shareholder Proposals Limiting Non-Audit Services
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
◆◆◆◆◆
Shareholder Proposals on Audit Firm Rotation
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
24.	The tenure of the audit firm;

25.	The length of rotation specified in the proposal;

26.	Any significant audit-related issues at the company;

27.	The number of Audit Committee meetings held each year;

28.	The number of financial experts serving on the committee; and

29.	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 10 -

2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be determined CASE-BY-CASE.
Four fundamental principles apply when determining votes on director nominees:
Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.
Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.
Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.
Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.
a. Board Accountability
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE), for the following:
Problematic Takeover Defenses:
     Classified board structure:
1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;
     Director Performance Evaluation:

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 11 -

3	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
a.	A classified board structure;

b.	A supermajority vote requirement;

c.	Majority vote standard for director elections with no carve out for contested elections;

d.	The inability for shareholders to call special meetings;

e.	The inability for shareholders to act by written consent;

f.	A dual-class structure; and/or

g.	A non-shareholder approved poison pill.
     Poison Pills:
C	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

D	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

E	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-BY-CASE on all nominees if:
8.	the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances; The issuer’s rationale; The issuer’s governance structure and practices; and The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
4.3.	The non-audit fees paid to the auditor are excessive (see discussion under “ Auditor Ratification”);

4.3.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

4.3.	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if:
CC.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 12 -

Problematic Compensation Practices
Vote WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
G	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

H	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the company’s equity plan;

I	The company fails to submit one-time transfers of stock options to a shareholder vote;

J	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

K	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Governance Failures
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
1	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

2	Failure to replace management as appropriate; or

3	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
2. Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:
2.1.	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year; or

2.2.	The board failed to act on a shareholder proposal that received approval of the majority of shares cast in the last year and one of the two previous years.

2.3.	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
     18. Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:
4.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

5.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

6.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

7.	The full board is less than majority independent.

011 ISS U.S. Proxy Voting Guidelines Summary	- 13 -

4. Director Competence
Attendance at Board and Committee Meetings
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered CASE-BY-CASE), if:
JJ.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.
Generally vote AGAINST or WITHHOLD from individual directors who:
Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director(s) absences are generally limited to the following:
Medical issues/illness;
Family emergencies; and
If the director’s total service was three meetings or fewer and the director missed only one meeting.
These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST/WITHHOLD from the director.
Overboarded Directors
Vote AGAINST or WITHHOLD from individual directors who:
a)	Sit on more than six public company boards; or

b)	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 14 -

2011 ISS Categorization of Directors
(5)	Inside Director (I)
Employee of the company or one of its affiliatesi.
Among the five most highly paid individuals (excluding interim CEO).
Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“Section 16 officer”)ii.
Current interim CEO.
Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).
(6)	Affiliated Outside Director (AO)

Board Attestation
               Board attestation that an outside director is not independent.
Former CEO
2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].
Non-CEO Executives
6.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

7.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

8.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.
Family Members
2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.	Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).
Transactional, Professional, Financial, and Charitable Relationships
2.10.	Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].
Other Relationships
2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.
6.	Independent Outside Director (IO)
               No materialxii connection to the company other than a board seat.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 15 -

Footnotes:
i “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
ii “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.
iii Includes any former CEO of the company prior to the company’s initial public offering (IPO).
iv When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
v ISS will look at the terms of the interim CEO’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.
vi “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
vii Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
viii A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is

2011 ISS U.S. Proxy Voting Guidelines Summary	- 16 -

the party receiving the financial proceeds from the transaction).
ix Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
x Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
xi The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause ISS to deem the founder as an independent outsider.
xii For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
◆◆◆◆◆
Board-Related Management Proposals
Age Limits
Vote AGAINST management proposal to limit the tenure of outside directors through mandatory retirement ages.
◆◆◆◆◆
Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
◆◆◆◆◆
Classification/Declassification of the Board
Vote AGAINST proposals to classify (stagger) the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 17 -

Cumulative Voting
Generally vote AGAINST management proposals to eliminate cumulative voting.
◆◆◆◆◆
Director and Officer Indemnification and Liability Protection
Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e., “permissive indemnification”) but that previously the company was not required to indemnify.
Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.
◆◆◆◆◆
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
◆◆◆◆◆
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 18 -

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
◆◆◆◆◆
Majority Vote Threshold for Director Elections
Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.
◆◆◆◆◆
Term Limits
Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
◆◆◆◆◆
Board-Related Shareholder Proposals/Initiatives
Age Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.
◆◆◆◆◆
Annual Election (Declassification) of the Board
Vote FOR shareholder proposals to repeal classified (staggered) boards, and to elect all directors annually.
◆◆◆◆◆
CEO Succession Planning
Generally vote FOR proposals seeking disclosure on a CEO succession planning policy, considering at a minimum, the following factors:
•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 19 -

Cumulative Voting
Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:
•	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and

•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).
◆◆◆◆◆
Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.
Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:
•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.
◆◆◆◆◆
Establishment of Board Committees Shareholder Proposals
Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 20 -

◆◆◆◆◆
Establishment of Board Policy on Shareholder Engagement
Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead director, according to ISS’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.
◆◆◆◆◆
Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
◆◆◆◆◆
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing governance structure:
•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
•	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•	serves as liaison between the chairman and the independent directors;

•	approves information sent to the board;

•	approves meeting agendas for the board;

•	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•	has the authority to call meetings of the independent directors;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 21 -

•	if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	Egregious compensation practices;

•	Multiple related-party transactions or other issues putting director independence at risk;

•	Corporate and/or management scandals;

•	Excessive problematic corporate governance provisions; or

•	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.
◆◆◆◆◆
Majority of Independent Directors/Establishment of Independent Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independent outsider. (See Categorization of Directors.)
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
◆◆◆◆◆
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 22 -

Open Access (Proxy Access)
Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:
•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.
◆◆◆◆◆
Proxy Contests- Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.
◆◆◆◆◆
Require More Nominees than Open Seats
Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
◆◆◆◆◆
Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.
◆◆◆◆◆
Vote No Campaigns
In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 23 -

3. Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
◆◆◆◆◆
Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
◆◆◆◆◆
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.
◆◆◆◆◆
Control Share Acquisition Provisions
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 24 -

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.
◆◆◆◆◆
Control Share Cash-Out Provisions
Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Vote FOR proposals to opt out of control share cash-out statutes.
◆◆◆◆◆
Disgorgement Provisions
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.
Vote FOR proposals to opt out of state disgorgement provisions.
◆◆◆◆◆
Fair Price Provisions
Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
◆◆◆◆◆
Freeze-Out Provisions
Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 25 -

◆◆◆◆◆
Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
◆◆◆◆◆
Net Operating Loss (NOL) Protective Amendments
Vote AGAINST proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
◆◆◆◆◆
Poison Pills- Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 26 -

◆◆◆◆◆
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
◆◆◆◆◆
Poison Pills- Management Proposals toRatify a Pill to Preserve Net Operating Losses (NOLs)
Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.
◆◆◆◆◆
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
•	The election of fewer than 50% of the directors to be elected is contested in the election;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 27 -

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.
◆◆◆◆◆
Reincorporation Proposals
Management or shareholder proposals to change a company’s state of incorporation should be evaluated CASE-BY-CASE, giving consideration to both financial and corporate governance concerns including the following:
•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
◆◆◆◆◆
Shareholder Ability to Act by Written Consent
Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.
Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.
Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
•	An unfettered[3] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.
◆◆◆◆◆
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

3         “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 28 -

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.
◆◆◆◆◆
Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
◆◆◆◆◆
State Antitakeover Statutes
Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
◆◆◆◆◆
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 29 -

4. CAPITAL/RESTRUCTURING
Capital
Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.
◆◆◆◆◆
Common Stock Authorization
Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.
Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized shares during the last three years
•	The Current Request:
•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.
◆◆◆◆◆
Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).
◆◆◆◆◆
Preemptive Rights
Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 30 -

Preferred Stock Authorization
Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.
Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
•	Past Board Performance:
•	The company’s use of authorized preferred shares during the last three years;
•	The Current Request:
•	Disclosure in the proxy statement of the specific purposes for the proposed increase;
☐	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

☐	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

☐	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.
◆◆◆◆◆
Recapitalization
Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:
•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.
◆◆◆◆◆
Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote AGAINST proposals when there is not a proportionate reduction of authorized shares, unless:
•	A stock exchange has provided notice to the company of a potential delisting; or

2011 ISS U.S. Proxy Voting Guidelines Summary	- 31 -

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.
◆◆◆◆◆
Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
◆◆◆◆◆
Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using an allowable increase calculated by ISS.
◆◆◆◆◆
Tracking Stock
Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.
◆◆◆◆◆
Restructuring
Appraisal Rights
Vote FOR proposals to restore or provide shareholders with rights of appraisal.
◆◆◆◆◆
Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 32 -

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.
◆◆◆◆◆
Asset Sales
Vote CASE-BY-CASE on asset sales, considering the following factors:
•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.
◆◆◆◆◆
Bundled Proposals
Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.
◆◆◆◆◆
Conversion of Securities
Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
◆◆◆◆◆
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged
Buyouts/Wrap Plans
Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:
•	Dilution to existing shareholders’ position;

•	Terms of the offer;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 33 -

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues; and

•	Conflicts of interest.
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
◆◆◆◆◆
Formation of Holding Company
Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:
•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.
◆◆◆◆◆
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)
Vote CASE-BY-CASE on going private transactions, taking into account the following:
•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.
Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

2011 ISS U.S. Proxy Voting Guidelines Summary	- 34 -

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
◆◆◆◆◆
Joint Ventures
Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:
•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.
◆◆◆◆◆
Liquidations
Vote CASE-BY-CASE on liquidations, taking into account the following:
•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
◆◆◆◆◆
Mergers and Acquisitions
Vote CASE —BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 35 -

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
◆◆◆◆◆
Plans of Reorganization (Bankruptcy)
Vote CASE-BY-CASE on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.
◆◆◆◆◆
Private Placements/Warrants/Convertible Debentures
Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:
1.	Dilution to existing shareholders’ position.
•	The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.
2.	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 36 -

•	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

•	When evaluating the magnitude of a private placement discount or premium, ISS will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.
4.	Financial issues include but are not limited to examining the following:
•	Company’s financial situation;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate; and

•	Going concern viability and the state of the capital and credit markets.
5.	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

6.	Control issues:
•	Change in management;

•	Change in control,

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions.
Minority versus majority ownership and corresponding minority discount or majority control premium
6.	Conflicts of interest
•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?
7.	Market reaction
•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
◆◆◆◆◆
Special Purpose Acquisition Corporations (SPACs)
Vote CASE-BY-CASE on SPAC mergers and acquisitions taking into account the following:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 37 -

•	Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•	Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•	Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
◆◆◆◆◆
Spinoffs
Vote CASE-BY-CASE on spin-offs, considering:
•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 38 -

Value Maximization Shareholder Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:
•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 39 -

5. COMPENSATION
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
Evaluate executive pay and practices, as well as certain aspects of outside director compensation CASE-BY-CASE.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.
Voting Alternatives
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices— dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 40 -

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
•	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Primary Evaluation Factors for Executive Pay
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and
•	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
     If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 41 -

Problematic Pay Practices
If the company maintains problematic pay practices, generally vote:
•	AGAINST management “say on pay” (MSOP) proposals;

•	AGAINST/WITHHOLD on compensation committee members (or in rare cases where the full board is deemed responsible, all directors including the CEO):
•	In egregious situations;

•	When no MSOP item is on the ballot; or

•	When the board has failed to respond to concerns raised in prior MSOP evaluations; and/or
•	AGAINST an equity incentive plan proposal if excessive non-performance-based equity awards are the major contributors to a pay-for-performance misalignment.
The focus is on executive compensation practices that contravene the global pay principles, including:
•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.
Problematic Pay Practices related to Non-Performance-Based Compensation Elements
Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:
•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).
Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
•	Multi-year guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 42 -

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-BY-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-BY-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay:
•	Poor disclosure practices, including:
•	Unclear explanation of how the CEO is involved in the pay setting process;

•	Retrospective performance targets and methodology not discussed;

•	Methodology for benchmarking practices and/or peer group not disclosed and explained.
•	Board’s responsiveness to investor input and engagement on compensation issues, for example:
•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 43 -

Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.
◆◆◆◆◆
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:
•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•	Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•	In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.
In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group but no more than two percentage points (+/-) from the prior-year industry group cap;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 44 -

•	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
•	The plan is a vehicle for problematic pay practices.
Each of these factors is described below:
Cost of Equity Plans
Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.
The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.
Repricing Provisions
Vote AGAINST plans that do not expressly prohibit the repricing or exchange of underwater stock options without prior shareholder approval. “Repricing” includes the ability to do any of the following:
•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.
Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote AGAINST plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.
◆◆◆◆◆
Three-Year Burn Rate/Burn Rate Commitment
Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the Burn Rate Table published in December); and (2) two percent of weighted common shares outstanding.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 45 -

In addition, year-over-year burn-rate cap changes will be limited to a maximum of two (2) percentage points (plus or minus) the prior year’s burn-rate cap.
If a company fails to fulfill a burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.
Burn Rate Table for 2011

		Russell 3000			Non-Russell 3000
			Standard	2011 Burn		Standard	2011 Burn
GICS	Description	Mean	Deviation	Rate Cap*	Mean	Deviation	Rate Cap*
1010	Energy	1.91%	2.12%	4.03%	3.92%	9.62%	6.30%
1510	Materials	1.63%	1.41%	3.04%	2.25%	4.73%	6.54%
2010	Capital Goods	1.78%	1.56%	3.34%	3.14%	6.03%	6.69%
2020	Commercial Services & Supplies	2.96%	3.79%	4.89%	4.33%	9.02%	5.53%
2030	Transportation	1.75%	1.61%	3.36%	2.57%	6.12%	4.31%
2510	Automobiles & Components	2.00%	1.26%	3.25%	5.15%	14.37%	4.99%
2520	Consumer Durables & Apparel	2.18%	1.08%	3.26%	2.20%	4.10%	5.37%
2530	Consumer Services	2.93%	5.08%	4.80%	3.60%	6.39%	5.17%
2540	Media	2.35%	1.75%	4.10%	2.89%	3.46%	6.03%
2550	Retailing	2.45%	1.66%	4.11%	2.22%	2.41%	4.62%
3010, 3020, 3030	Consumer Staples	1.86%	1.90%	3.76%	3.23%	5.08%	5.17%
3510	Health Care Equipment & Services	2.90%	1.76%	4.66%	4.40%	5.53%	9.92%
3520	Pharmaceuticals & Biotechnology	3.92%	4.48%	7.16%	6.14%	10.35%	10.58%
4010	Banks	1.36%	1.41%	2.78%	1.13%	3.73%	4.12%
4020	Diversified Financials	5.03%	7.33%	7.15%	4.66%	5.88%	10.30%
4030	Insurance	1.58%	1.46%	3.04%	1.69%	5.09%	4.31%
4040	Real Estate	1.01%	1.01%	2.02%	1.07%	2.12%	3.18%
4510	Software & Services	4.40%	2.86%	7.26%	6.36%	15.15%	9.58%
4520	Technology Hardware & Equipment	3.56%	2.28%	5.84%	5.07%	10.87%	9.08%
4530	Semiconductor Equipment	4.07%	2.57%	6.64%	4.48%	3.29%	7.78%
5010	Telecommunication Services	2.79%	2.07%	4.50%	6.46%	14.75%	7.08%
5510	Utilities	0.78%	0.56%	2.00%	6.51%	14.22%	3.64%

*	The cap is generally the Mean + Standard Deviation, subject to minimum cap of 2% (de minimus allowance) and maximum +/- 2 percentage points relative to prior year burn rate cap for same industry/index group.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 46 -

A premium (multiplier) is applied on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares

36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares

24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares

16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares

7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares

Less than 7.9%	1 full-value award will count as 4.0 option shares
◆◆◆◆◆
Pay-for-Performance- Impact on Equity Plans
If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:
•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level. See Pay-for-Performance discussion under Executive Pay Evaluation for further details.
Liberal Definition of Change-in-Control
Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Problematic Pay Practices
If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 47 -

Specific Treatment of Certain Award Types in Equity Plan Evaluations:
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
◆◆◆◆◆
Liberal Share Recycling Provisions
Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.
◆◆◆◆◆
Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
◆◆◆◆◆
Option Overhang Cost
Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider CASE-BY-CASE a carve-out of a portion of cost attributable to overhang, considering the following criteria:
•	Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.
•	Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:
•	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 48 -

•	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

•	The general vesting provisions of option grants; and

•	The distribution of outstanding option grants with respect to the named executive officers;
•	Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•	Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.
◆◆◆◆◆
Other Compensation Plans
401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.
◆◆◆◆◆
Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).
◆◆◆◆◆
Employee Stock Purchase Plans— Qualified Plans
Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.
     Vote AGAINST qualified employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 49 -

Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-BY-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
◆◆◆◆◆
Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered CASE-BY-CASE using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.
Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in ISS’s classification of director independence, or if the plan contains excessive problematic provisions.
◆◆◆◆◆
Option Exchange Programs/Repricing Options
Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:
•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing—was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting—does the new option vest immediately or is there a black-out period?

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 50 -

•	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
◆◆◆◆◆
Stock Plans in Lieu of Cash
Vote CASE-BY-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote CASE-BY-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
◆◆◆◆◆
Transfer Stock Option (TSO) Programs
One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote CASE-BY-CASE on one-time transfers. Vote FOR if:
•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.
Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and

2011 ISS U.S. Proxy Voting Guidelines Summary	- 51 -

mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
◆◆◆◆◆
Director Compensation
Equity Plans for Non-Employee Directors
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.
On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:
•	A minimum vesting of three years for stock options or restricted stock; or

•	Deferred stock payable at the end of a three-year deferral period.
•	Mix between cash and equity:
•	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

•	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
•	No retirement/benefits and perquisites provided to non-employee directors; and

•	Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
◆◆◆◆◆
Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 52 -

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.
◆◆◆◆◆
Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
◆◆◆◆◆
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
Generally vote FOR proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
◆◆◆◆◆
Bonus Banking/Bonus Banking “Plus”
Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:
•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.
◆◆◆◆◆
Compensation Consultants- Disclosure of Board or Company’s Utilization
Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
◆◆◆◆◆
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 53 -

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
◆◆◆◆◆
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
◆◆◆◆◆
Hold Equity Past Retirement or for a Significant Period of Time
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:
•	while employed and/or for two years following the termination of their employment ; or

•	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.
     The following factors will be taken into account:
•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines;

•	A holding period requirement coupled with a significant long-term ownership requirement; or

•	A meaningful retention ratio;
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;

•	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Vote CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 54 -

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
•	Rigorous stock ownership guidelines, or

•	A holding period requirement coupled with a significant long-term ownership requirement, or

•	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
◆◆◆◆◆
Non-Deductible Compensation
Generally vote FOR proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.
◆◆◆◆◆
Pay for Superior Performance
Generally vote FOR shareholder proposals based on a CASE-BY-CASE analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:
•	Sets compensation targets for the Plan’s annual and long-term incentive pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•	Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•	Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:

2011 ISS U.S. Proxy Voting Guidelines Summary	- 55 -

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?
◆◆◆◆◆
Performance-Based Awards
Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
•	First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.
◆◆◆◆◆
Pre-Arranged Trading Plans (10b5-1 Plans)
Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 56 -

Prohibit CEOs from serving on Compensation Committees
Generally vote AGAINST proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
◆◆◆◆◆
Recoup Bonuses
Vote CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. ISS will take into consideration:
•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.
◆◆◆◆◆
Severance Agreements for Executives/Golden Parachutes
Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote CASE-BY-CASE on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:
•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.
◆◆◆◆◆
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 57 -

Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.
◆◆◆◆◆
Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity
Vote CASE-BY-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under ISS policy, and may even result in withheld votes from compensation committee members. The second component of this proposal — related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.
•	The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.
•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).
◆◆◆◆◆
Tax Gross-Up Proposals
Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 58 -

6. Social/Environmental Issues
Overall Approach
When evaluating social and environmental shareholder proposals, ISS considers the following factors:
•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
◆◆◆◆◆
Animal Welfare
Animal Testing
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.
◆◆◆◆◆
Animal Welfare Policies
Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 59 -

•	The company’s standards are comparable to industry peers; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.
◆◆◆◆◆
Controlled Atmosphere Killing (CAK)
Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
◆◆◆◆◆
Consumer Issues
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
◆◆◆◆◆
Consumer Lending
Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures taking into account:
•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 60 -

•	Peer companies’ policies to prevent abusive lending practices.
◆◆◆◆◆
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:
•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
◆◆◆◆◆
Product Safety and Toxic/Hazardous Materials
Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;
•	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.
Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
Generally vote AGAINST resolutions requiring that a company reformulate its products.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 61 -

◆◆◆◆◆
Tobacco
Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:
•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.
Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;
•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.
Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.
◆◆◆◆◆
Diversity
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 62 -

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
◆◆◆◆◆
Equality of Opportunity
Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:
•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.
Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.
◆◆◆◆◆
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
◆◆◆◆◆
Climate Change and the Environment
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:
•	The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
◆◆◆◆◆
Concentrated Animal Feeding Operations (CAFOs)
Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:
•	The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and

2011 ISS U.S. Proxy Voting Guidelines Summary	- 63 -

•	The company publicly discloses company and supplier farm environmental performance data; or

•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.
◆◆◆◆◆
Energy Efficiency
Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:
•	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.
◆◆◆◆◆
Facility and Operational Safety/Security
Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:
•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
◆◆◆◆◆
Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
•	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 64 -

Operations in Protected Areas
Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:
•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
◆◆◆◆◆
Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.
◆◆◆◆◆
Renewable Energy
Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
◆◆◆◆◆
General Corporate Issues
Charitable Contributions
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
◆◆◆◆◆
Environmental, Social, and Governance (ESG) Compensation-Related Proposals
Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending. However, the following factors will be considered:
•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 65 -

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.
Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.
◆◆◆◆◆
Health Pandemics
Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria,
Tuberculosis, and Avian Flu) on the company’s operations and how the company is responding to the situation, taking into account:
•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.
Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
◆◆◆◆◆
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.
◆◆◆◆◆
Political Contributions and Trade Associations Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 66 -

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:
•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
◆◆◆◆◆
International Issues, Labor Issues, and Human Rights
Community Social and Environmental Impact Assessments
Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:
•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
•	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.
◆◆◆◆◆
Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
◆◆◆◆◆
Internet Privacy and Censorship
Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:
•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 67 -

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;
•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;
•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,
•	The level of controversy or litigation related to the company’s international human rights policies and procedures.
◆◆◆◆◆
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.
◆◆◆◆◆
MacBride Principles
Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:
•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•	Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 68 -

Nuclear and Depleted Uranium Weapons
Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
◆◆◆◆◆
Operations in High Risk Markets
Vote CASE-BY-CASE on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.
◆◆◆◆◆
Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.
◆◆◆◆◆
Sustainability
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 69 -

7. Mutual Fund Proxies
Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
◆◆◆◆◆
Converting Closed-end Fund to Open-end Fund
Vote CASE-BY-CASE on conversion proposals, considering the following factors:
•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.
◆◆◆◆◆
Proxy Contests
Vote CASE-BY-CASE on proxy contests, considering the following factors:
•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.
◆◆◆◆◆
Investment Advisory Agreements
Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:
•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 70 -

•	Assignments (where the advisor undergoes a change of control).
◆◆◆◆◆
Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.
◆◆◆◆◆
Preferred Stock Proposals
Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:
•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.
◆◆◆◆◆
1940 Act Policies
Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:
•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
◆◆◆◆◆
Changing a Fundamental Restriction to a Nonfundamental Restriction
Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
4.	The fund’s target investments;

5.	The reasons given by the fund for the change; and

6.	The projected impact of the change on the portfolio.
◆◆◆◆◆
Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 71 -

◆◆◆◆◆
Name Change Proposals
Vote CASE-BY-CASE on name change proposals, considering the following factors:
•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.
◆◆◆◆◆
Change in Fund’s Subclassification
Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:
•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.
◆◆◆◆◆
Disposition of Assets/Termination/Liquidation
Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.
◆◆◆◆◆
Changes to the Charter Document
Vote CASE-BY-CASE on changes to the charter document, considering the following factors:
•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

Vote AGAINST any of the following changes:

•	Regulatory standards and implications.

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

2011 ISS U.S. Proxy Voting Guidelines Summary	- 72 -

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.
◆◆◆◆◆
Changing the Domicile of a Fund
Vote CASE-BY-CASE on re-incorporations, considering the following factors:
•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.
◆◆◆◆◆
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.
◆◆◆◆◆
Distribution Agreements
Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.
◆◆◆◆◆
Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.
◆◆◆◆◆
Mergers
Vote CASE-BY-CASE on merger proposals, considering the following factors:
•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

2011 ISS U.S. Proxy Voting Guidelines Summary	- 73 -

◆◆◆◆◆
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
◆◆◆◆◆
Reimburse Shareholder for Expenses Incurred
Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.
◆◆◆◆◆
Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:
•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.
◆◆◆◆◆

2011 ISS U.S. Proxy Voting Guidelines Summary	- 74 -

RCM Proxy Voting Guidelines

and Procedures
September 1, 2010

Policy Statement and Voting Procedure	page 3

Resolving Conflicts of Interest	page 4

Cost-Benefit Analysis Involving Voting Proxies	page 4

Proxy Voting Guidelines	page 5

Ordinary Business Matters	page 5

Auditors	page 5

Board of Directors	page 6

Executive and Director Compensation	page 8

Capital Structure	page 10

Mergers and Corporate Restructuring	page 10

Antitakeover Defenses and Voting Related Issues	page 12

Social and Environmental Issues	page 14

RCM PROXY VOTING GUIDELINES	2	September 1, 2010

Policy Statement
RCM Capital Management LLC (“RCM”) typically votes proxies as part of its discretionary authority to manage accounts, unless our client has explicitly reserved the authority for itself. RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.
RCM has adopted written Proxy Voting Guidelines and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that we are voting in the best interest of our clients. A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. The Proxy Guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to the Proxy Guidelines. With respect to proxies related to securities of non-U.S. companies held by RCM’s clients, RCM has retained the services of RiskMetrics Group to make recommendations based on the ISS Governance Services Proxy Voting Manual (“ISS Guidelines”) and RCM has adopted the ISS Guidelines and incorporated them into its own Proxy Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss the issues. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.
Voting Procedure
The voting of all proxies is conducted under the direction of the Proxy Committee consisting of representatives from the Research Department, Portfolio Management Team (PMT), and the Legal and Compliance Department. Vote decisions are made in accordance with the Proxy Guidelines and implemented by RCM’s third party proxy services provider, RiskMetrics Group (RMG). In situations where the Proxy Guidelines do not give clear guidance on an issue, an analyst or portfolio manager and/or the Proxy Committee will review the issue. In the event that either the analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.
RCM’s third party proxy services provider, RMG, is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal,

RCM PROXY VOTING GUIDELINES	3	September 1, 2010

verifying that all proxies are received, submitting vote instructions to the appropriate tabulator, and contacting custodian banks to request missing proxies. RMG also provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis.
RCM keeps proxy materials used in the vote process on site for at least two years.
Resolving Conflicts of Interest
RCM may have conflicts that can affect how it votes its clients’ proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.
In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.
Cost-Benefit Analysis Involving Voting Proxies
RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients’ accounts.
In addition, RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

RCM PROXY VOTING GUIDELINES	4	September 1, 2010

Proxy Voting Guidelines
Ordinary Business
Ordinary Business Matters: Case-by-Case
RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.
Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.
Auditors
Ratification of Auditors: Case-by-Case
RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.
Shareholder Proposals Regarding Rotation of Auditors: Generally FOR
RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.
Shareholder Proposals Regarding Auditor Independence: Case-by-Case
RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

RCM PROXY VOTING GUIDELINES	5	September 1, 2010

Board of Directors
Election of Directors: Case-by-Case
Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may vote against or withhold votes from director nominees.
Majority Vote Requirement for the Election of Directors: Case-by-Case
RCM evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis. RCM generally supports binding and non-binding (advisory) proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders. Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.
Classified Boards: AGAINST
Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to de-classify the board of directors.
Changing Size of Board: Case-by-Case
RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.
Majority of Independent Directors on Board: Case-by-Case
RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with

RCM PROXY VOTING GUIDELINES	6	September 1, 2010

very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.
Minimum Share Ownership by the Board: AGAINST
Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.
Limit Tenure of Directors: AGAINST
RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.
Director Indemnification and Liability Protection: Case-by-Case
RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director’s legal expenses would be covered, RCM may vote FOR expanded coverage.
Separate Chairman/Chief Executive Officer: Case-by-Case
RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.
Diversity of the Board of Directors: Case-by-Case
RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. RCM generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.

RCM PROXY VOTING GUIDELINES	7	September 1, 2010

Executive and Director Compensation
Stock Incentive Plans: Case-by-Case
RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.
RCM utilizes research from a third-party proxy voting service (RMG) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.
Cash Bonus Plans (OBRA related): Case-by-Case
RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA’s $1 million cap.
The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.
In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.
Eliminate Non-Employee Director Retirement Plans: FOR
RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often

RCM PROXY VOTING GUIDELINES	8	September 1, 2010

redundant, since many directors receive pension benefits from their primary employer.
Employee Stock Purchase Plans: Case-by-Case
Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests.
Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. RCM will vote FOR Qualified Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.
For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees’ contributions, instead of a discount in stock price. Provided the cost of the plan is not excessive, RCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution (3) company matching contribution up to 25 percent of the employee’s contribution (4) no discount on stock price on the date of purchase.
Shareholder Proposals Regarding Executive Pay: Case-by-Case
RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
RCM votes FOR proposals requesting that at least a significant portion of the company’s awards are performance-based. Preferably, performance measures should include long term growth metrics.
RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.
RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.
All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
Executive Severance Agreements (Golden Parachutes): Case-by-Case
RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance

RCM PROXY VOTING GUIDELINES	9	September 1, 2010

agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.
Capital Structure
Capital Stock Authorizations: Case-by-Case
RCM utilizes research from a third-party proxy voting service (RMG) to assist us in analyzing all details of a proposed stock incentive plan. Proposals requesting an increase in authorized shares of common or preferred stock are voted, on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns.
Stock Splits and Dividends: Case-by-Case
RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.
Mergers and Corporate Restructuring
Mergers and Restructurings: Case-by-Case
A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets. In evaluating the merit of such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.
Prevent a Company from Paying Greenmail: FOR
Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail

RCM PROXY VOTING GUIDELINES	10	September 1, 2010

provisions.
Fair Price Provision: AGAINST
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.
RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.
RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.
State Antitakeover Statutes: Case-by-Case
RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.
Reincorporation: Case-by-Case
RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company’s financial disclosure, the impact on current and potential business with the U.S. government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.

RCM PROXY VOTING GUIDELINES	11	September 1, 2010

Anti-takeover Defenses and Voting Related Issues
Poison Pills: Case-by-Case
RCM votes AGAINST poison pills (or shareholder rights plans) proposed by a company’s management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.
RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.
Dual Class Capitalization with Unequal Voting Rights: Case-by-Case
RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.
Blank Check Preferred Stock: Case-by-Case
Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.
RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.
RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

RCM PROXY VOTING GUIDELINES	12	September 1, 2010

Supermajority Voting Provisions: AGAINST
Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.
RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.
Cumulative Voting: Case-by-Case
Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.
Shareholder Action by Written Consent: Case-by-Case
Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.
RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.
Shareholder’s Right to Call Special Meeting: FOR
RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.
Confidential Voting: FOR
RCM votes FOR shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM

RCM PROXY VOTING GUIDELINES	13	September 1, 2010

maintains records which allow our clients to have access to our voting decisions.
Social and Environmental Issues
Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case
In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.
RCM considers the following factors in evaluating proposals that address social and environmental issues:
Cost to implement proposed
requirement Whether any actual abuses exist
Whether the company has taken any action to address the problem
The extent, if any, to which the proposal would interfere with the day-to-day management of the company.
RCM generally supports proposals that encourage corporate social responsibility. However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.
Sign or Endorse the CERES Principles: Case-by-Case
The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.
RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company’s current

RCM PROXY VOTING GUIDELINES	14	September 1, 2010

environmental disclosure, its environmental track record, and the practices of peer companies.
Environmental Reporting: FOR
RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.
Northern Ireland (MacBride Principles): Case-by-Case
The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:
Whether any discrimination charges have been filed against the subject company within the past year;
Whether the subject company has subscribed to the Fair Employment Agency’s,
“Declaration of Principle and Intent.” (Northern Ireland governmental regulations); and
Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

RCM PROXY VOTING GUIDELINES	15	September 1, 2010

Introduction
State Street Global Advisors (“SSgA”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSgA has discretionary proxy voting authority over most of its client accounts, and SSgA votes these proxies in the manner that we believe will most likely protect and promote the long term economic value of client investments and as set forth in the SSgA Proxy Voting Guidelines (the “Proxy Voting Guidelines”).
Proxy Voting Procedure
Oversight
The SSgA Corporate Governance Team, comprised of corporate governance professionals and governance analysts, is responsible for implementing the Proxy Voting Guidelines, case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues impacting shareholder value. The implementation of the Proxy Voting Guidelines is overseen by the SSgA Global Proxy Review Committee (“SSgA PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in more detail below. The SSgA PRC reports to the SSgA Investment Committee, and may refer certain significant proxy items to that committee.
Oversight of the proxy voting process is ultimately the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the Proxy Voting Guidelines.
Proxy Voting Process
SSgA retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support our proxy voting process. SSgA utilizes ISS’s services in three ways: (1) as SSgA’s proxy voting agent (providing SSgA with vote execution and administration services); (2) applying SSgA’s Proxy Voting Guidelines; and (3) provides research and anlaysis relating to general corporate governance issues and specifc proxy items.
On most routine proxy voting items (e.g., retention of auditors), ISS will effect the proxy votes in accordance with the Proxy Voting Guidelines and our standing instructions, which the SSgA Corporate Governance Team reviews with ISS on an annual basis or on a case-by-case basis as required. The guidance permits ISS to apply the Proxy Voting Guidelines without consulting us on each proxy and in a manner that is consistent with our investment view. On matters not directly covered by the Proxy Voting Guidelines, and we conclude there is no liklihood of impacting shareholder value, ISS may effect proxy votes in accordance with its own recommendations.
In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote consistent with SSgA’s investment views and to maximize the value of our client accounts. In general, the Corporate Governance Team will engage in this additional review for:
X.	proxies that involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a signficant precedent in corporate governance); and

10.	proxies that are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
In some instances, the SSgA Corporate Governance Team may refer significant issues which are not addressed by our Proxy Voting Guidelines or guidance to ISS to the SSgA PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSgA PRC, the SSgA Corporate Governance Team will examine whether there is a material conflict of interest between the interests of our client and those of SSgA or its affiliates (as explained in greater detail below under “Conflict of Interest”). If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients (i.e., to maximize the economic value of our clients’ securities).
Conflict of Interest
From time to time, SSgA will review a proxy which may present a potential conflict of interest. In general, we do not believe matters that fall within our Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within our Proxy Voting Guidelines or where we believe that voting in accordance with the Proxy Voting Guidelines is unwarrented, we conduct an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Director of SSgA’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the PRC. The PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.
Engagement
SSgA conducts issuer engagement activity to support SSgA’s voting principles. SSgA believes engagement with portfolio companies is often the most active and productive way shareholders can exercise their ownership rights, with the goal of increasing shareholder value. SSgA regularly engages with companies to discuss corporate governance issues and to provide insight about the principles and practices that drive our voting decisions. In our discussions, we highlight the attributes and practices that we believe enhance the quality of corporate governance at companies. Some engagement topics include takeover defenses, merger transactions, proxy contests, board elections, sustainability issues, executive compensation, equity compensation plans and other topical issues of interest to our clients as shareholders. Through our discussions, we seek to strengthen the quality of corporate governance with boards and management, which can also help protect shareholder value.
The SSgA Governance Team is dedicated to providing governance research, analysis, issuer engagement and voting services. The SSgA Governance Team has no fixed set of priorities that dictate engagement practices. Instead, we view engagement practices as being dependent upon facts and circumstances, while giving consideration to the size of our total position of the issuer and/or the potential negative governance practices, performance profile, and circumstance at hand.

Nature and Form of Engagement
SSgA believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSgA defines engagement methods:
Reactive
Reactive engagement is initiated by the issuers and typically represents a majority of SSgA’s engagement activity. SSgA routinely discusses specific voting issues and items with the issuer community. These are viewed as an opportunity to address not only voting items, but also a wide range of governance items that impact shareholder value.
Recurring
Recurring engagement takes advantage of SSgA’s strong relationships with many of its largest holdings. SSgA maintains regular face to face meetings with these issuers, allowing SSgA to reinforce key tenets of good corporate governance and actively advise these issuers around concerns that SSgA feels may impact long term shareholder value.
Dynamic
Using screening tools designed to capture a mix of SSgA’s largest exposures to issuers demonstrating severe negative governance profiles, SSgA will actively seek direct dialogue with the board and management. In these cases, the dynamic engagement process represents the most meaningful chance for SSgA to protect long term shareholder value from excessive risk due to governance related risks.
SSgA believes active engagement is best conducted individually and directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, such as shareholder conference calls, can serve as a potential forum for issues that are not identified by SSgA as requiring active engagement.
When Does SSgA Engage Issuers?
SSgA uses various methods to monitor its investments to determine which issuers require dynamic engagement. A blend of quantitative and qualitative research and data is used to identify potential engagement opportunities. SSgA sources internal and external research and screening tools to support the engagement process.
Voting and engagement
SSgA believes engagement and voting activity have a direct relationship. Issuer engagement seeks to address significant shareholder concerns and governance issues. Logically, successful issuer engagement should reduce the need to vote against management. The integration and exercise of both these rights leads to a meaningful shareholder tool that seeks to achieve enhanced shareholder value on behalf of SSgA clients.
Developed and Non-Developed Markets
SSgA engagement philosophy applies across all global markets. We have found the opportunity and effectiveness of engagement activity directly correlates to the level of ownership and voting rights provided by local market laws. From market to market, engagement activity may take different forms in order to best achieve long term engagement goals.
Engagement in developed markets is a mature process for SSgA. In some cases, engagement activity is institutionalized into local best practices, such as the UK Stewardship Code overseen by Financial Reporting Commission (FRC). In the UK, disclosure standards are high, allowing shareholders simple access to the key components of governance, such as board and by-law structure, remuneration policies and practices, sustainability data and reporting, among others. Further, shareholder rights are relatively high allowing for SSgA to engage on a variety of issues.
In many non-OECD markets we often supplement direct company engagement with participation in shareholder advocacy groups that seek change at a market level. This type of “top-down” approach should have a positive long-term impact by addressing shortcomings in local market laws on disclosure, best practice and shareholder rights.

Summary of Proxy Voting Guidelines
Directors and Boards
The election of directors is one of the most important fiduciary duties SSgA performs as a shareholder. SSgA believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSgA seeks to vote director elections, in a way, which we as a fiduciary, believe will maximize the monetary value of each portfolio’s holdings.
The role of the board, in SSgA’s view, is to carry out its responsibilities in the best long term interest of the company and its shareholders. A strong and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan, and performs risk oversight and performance assessment of the CEO and management. In contrast, management implements the business strategy and runs the company’s day-to-day operations. As part of SSgA’s engagement process, we routinely discuss the importance of the board with issuers.
In voting to elect nominees, SSgA considers many factors. SSgA believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests. In assessing nominees, SSgA considers whether board nominees will perform their duties without management influence, and whether the nominee has the appropriate skills and industry knowledge necessary to contribute fully to the company.
SSgA advocates that boards adopt a committee structure with independent directors on the key committees. When opposing directors, based on independence factors, SSgA focuses on the key committees. We believe a vigorous and diligent board of directors, a majority of whom are independent, with an appropriate committee structure, is the key to fulfilling the board’s responsibilities to a corporations’ effective governance.
Accounting and Audit Related Issues
SSgA believes audit committees are critical and necessary as part of the board’s risk oversight role. We expect auditors to provide assurance as of a company’s financial condition. Having trust in the accuracy of financial statements is important for shareholders to make decisions. Subsequently, SSgA believes that it is imperative for audit committees to select outside auditors who are independent from management.
We believe the audit committee is responsible for appointing, compensating, retaining and overseeing the issuer’s outside audit firm. In addition, we believe the audit committee should approve audit and non-audit services performed by outside audit firms.
Capital Structure, Reorganization and Mergers
Though we don’t seek involvement in the day-to-day operations of an organization, we recognize the need for oversight and input into management decisions that may affect a company’s value. Altering the capital structure of a company is a critical decision for management, and in making such a critical decision, we believe the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

The organizational structure of a company or proposed modifications to a company, may improve the effectiveness of a company’s operations, thereby enhancing shareholder value. M&A issues may result in a substantial economic impact to a corporation. SSgA evaluates mergers and acquisitions on a case-by-case basis. SSgA considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSgA uses its discretion in order to maximize shareholder value.
Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer or reducing the likelihood of a successful offer. SSgA does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholder’s right to vote on reasonable offers.
Compensation
SSgA considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSgA’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term.
General/Routine
Although we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight and input into management decisions that may affect a company’s value. We believe SSgA should support proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.
Environmental and Social Issues
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Often, proposals may address concerns with which SSgA philosophically agrees, but absent a compelling economic impact on shareholder value, SSgA will typically abstain from voting on these proposals.
International Statement
SSgA reviews proxies of non-US issuers consistent with our Principles and Proxy Voting Guidelines ; however, SSgA also endeavors to show sensitivity to local market practices when voting non-US proxies. This may lead to contrasting votes as corporate governance standards, disclosure requirements and voting mechanics differ from market to market. We will vote issues in the context of our Proxy Voting Guidelines, as well as local market standards, where appropriate.
SSgA votes in all markets where it is feasible; however, SSgA may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, or where issuer-specific special documentation is required or various market or issuer certifications are required. SSgA is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction or when they charge a meeting specific fee in excess of the typical custody service agreement.

SSgA Proxy Voting Guidelines
State Street Global Advisors (“SSgA”) seeks to vote proxies for which we have discretionary authority in the best interests of our clients. This means that we make voting decisions in the manner we believe will most likely protect and promote the long term economic value of client accounts. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. SSgA takes the view that voting in a manner consistent with maximizing the monetary value of our clients’ holdings will benefit our direct clients (e.g. fund shareholders).
I. DIRECTOR RELATED ITEMS
Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation’s board of directors. In deciding which director nominee to support, SSgA considers numerous factors.
Director Elections
SSgA generally supports election of directors in most uncontested elections. However, SSgA may withhold votes from (or support the removal of) a nominee or an entire board, in certain circumstances, including but not limited to:
30.	A nominee who we determine to be inadequately independent of management and serves on any of the board’s key committees (compensation, audit, and nominating). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of board meetings, or whether the nominee receives non-board related compensation from the issuer.
31.	CEOs of public companies who sit on more than three public company boards.
32.	Nominees who sit on more than six public company boards.
33.	SSgA may withhold votes from all director nominees at companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s).
34.	SSgA may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period.
35.	SSgA will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors.
36.	SSgA will withhold votes from directors who appear to have been remiss in their duties.
Director Related Proposals
SSgA generally votes for the following director related proposals:
23.	Discharge of board members’ duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern.
24.	Proposals to restore shareholders’ ability to remove directors with or without cause.
25.	Proposals that permit shareholders to elect directors to fill board vacancies.
26.	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.
SSgA generally votes against the following director related proposals:

11	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected.
12	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy.
13	Shareholder proposals requiring two candidates per board seat.
Majority Voting
SSgA will generally support a majority vote standard if it is based on shares outstanding, and SSgA will generally vote against proposals requesting a majority vote based on votes cast standard.
SSgA will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares outstanding) to pass or repeal certain provisions.
Annual Elections
SSgA generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders right plan.
Cumulative Voting
SSgA does not support cumulative voting structures for the election of directors.
Separation Chair/CEO
SSgA analyzes proposals for the separation of Chair/CEO on a case by case basis taking into consideration numerous factors, including but not limited to, a company’s performance and the overall governance structure of the company.
Age/Term Limits
Generally, SSgA will vote against limits to tenure.
Approve Remuneration of Directors
Generally, SSgA will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.
Indemnification
Generally, SSgA supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Classified Boards
SSgA generally supports annual elections for the board of directors. In certain cases, SSgA will support a classified board structure, if the board is composed of 80 percent of independent directors, the board’s key committees (auditing, nominating and compensation) are composed of independent directors, and SSgA will consider other governance factors, including antitakeover devices.

Confidential Voting
SSgA will support confidential voting.
Board Size
SSgA will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
II. AUDIT RELATED ITEMS
Ratifying Auditors and Approving Auditor Compensation
SSgA supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSgA will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/fax compliance and preparation for purposes of determining whether non-audit fees are excessive.
SSgA will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.*.
Accept Financial Statements Consolidated Financial Statements and Statutory Reports
It is the auditor’s responsibility to provide assurance as of the company’s financial condition. Accordingly, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern, SSgA will accept the financial statement, allocation of income and/or statutory report.
III. CAPITAL STRUCTURE
Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

*	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Increase in Authorized Common Shares
In general, SSgA supports share increases for general corporate purposes up to 100% of current authorized stock.
SSgA supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for U.S. firms and plus 100% of current authorized stock for international firms.
When applying the thresholds, SSgA will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.
Increase in Authorized Preferred Shares
SSgA votes on a case-by-case basis on proposals to increase the number of preferred shares.
Generally, SSgA will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
SSgA will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
However, SSgA will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Preemptive Rights and Non-Preemptive Rights
In general, SSgA supports issuance authority requests up to 100% of current share capital with preemptive rights. Requests for the authority to remove preemptive rights will be supported for share issuances that are less than a certain percentage (ranging from 5-20%, based on market practice) of the outstanding shares, unless even such a small amount could have a material dilutive effect on existing shareholders (e.g. illiquid markets).
For Hong Kong, SSgA does not support issuances that do not place limits on discounts or do not provide the authority to refresh the share issuance amounts without prior shareholder approval.
Unequal Voting Rights
SSgA will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.
However, SSgA will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.
Dividends and Share Repurchase Programs
SSgA generally supports dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income. SSgA may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position.
Generally, SSgA votes for the authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.

IV. MERGERS AND ACQUISTIONS
Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.
SSgA will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:
6.	Offer premium

7.	Strategic rationale

8.	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest

9.	Offers made at a premium and where there are no other higher bidders

10.	Offers in which the secondary market price is substantially lower than the net asset value
SSgA may vote against a transaction considering the following:
7.	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

8.	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders

9.	At the time of voting, the current market price of the security exceeds the bid price
V. ANTI-TAKEOVER MEASURES
Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.
Shareholder Rights Plans
SSgA will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.
In general, SSgA will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).
SSgA will support the adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.

SSgA will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).
Special Meetings
SSgA will support proposals for the right to call a special meeting, and SSgA will vote against proposals seeking to eliminate the right to call a special meeting.
Where the right to call a special meeting exists:
ι	SSgA supports shareholder proposals to reduce the threshold to call a special meeting to 10%.
φ	SSgA supports management proposals to reduce the threshold to call a special meeting to a percentage lower than the current threshold, for example, we will support a company moving from a 40% threshold to a 25% threshold.
Super-Majority
SSgA will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.
VI. REMUNERATION
Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.
Advisory Vote on Executive Compensation and Frequency
SSgA supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.
SSgA supports an annual advisory vote on executive compensation.
Approve Remuneration Report
SSgA will generally support remuneration reports that are judged to be in-line with local market practices. SSgA will generally vote against the approval of the remuneration report if the company fails to disclose information regarding any element of CEO remuneration including but not limited to, base salary, annual bonuses, and special bonuses relative to market practice.

If the company’s schemes allows for retesting of performance criteria over extended time period or for retesting if the original performance criteria was not met during the initial time period, SSgA may vote against the remuneration report.
Employee Equity Award Plans
SSgA considers numerous criteria when examining equity award proposals. Generally, SSgA does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plans plan are:
Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. We review that number in light of certain factors, including the industry of the issuer.
Other criteria include the following:
•	Number of participants or eligible employees; The variety of awards possible

•	employees; The variety of awards possible

•	The period of time covered by the plan

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:
•	Grants to individuals or very small groups of participants;

•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval this pertains to the ability of a company to reprice options, not the actual act of repricing described above;

•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control;

•	Excessive compensation (i.e. compensation plans which are deemed by SSgA to be overly dilutive).
Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.
Repricing: SSgA will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.
Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.
Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) do not disclose a definitive number of the shares to be bought back and, (iii) the time frame during which the shares will be bought back will not have any such repurchase plan factored into the dilution calculation.
162(m) Plan Amendments: If a plan would not normally meet SSgA criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSgA will support the proposal to amend the plan.

Employee Stock Option Plans
SSgA generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA takes market practice into consideration.
Compensation Related Items
SSgA will generally support the following proposals:
9.	Expansions to reporting of financial or compensation-related information, within reason
10.	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
SSgA will generally vote against the following proposals:
•	Retirement bonuses for non-executive directors and auditors
VII. MISCELLANEOUS/ROUTINE ITEMS
SSgA generally supports the following miscellaneous/routine governance items:
4.	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate.
5.	Opting out of business combination provision
6.	Proposals that remove restrictions on the right of shareholders to act independently of management
7.	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved
8.	Shareholder proposals to put option repricings to a shareholder vote
9.	General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
10.	Change in corporation name
11.	Mandates that amendments to bylaws or charters have shareholder approval
12.	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable
13.	Repeals, prohibitions or adoption of anti-greenmail provisions
14.	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduce and proposals to implement a reverse stock split to avoid delisting.
SSgA generally does not support the following miscellaneous/routine governance items:
4.	Proposals asking companies to adopt full tenure holding periods for their executives.
5.	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation
6.	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable

6.	Proposals to approve other business when it appears as voting item
7.	Proposals giving the board exclusive authority to amend the bylaws
8.	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
VII. ENVIRONMENTAL AND SOCIAL ISSUES
Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Where it appears there is a potential effect on shareholder or economic value of a company that is related to a specific environmental or social issue, SSgA evaluates the shareholder proposal addressing the issue on a case-by-case basis. Absent a compelling economic impact on shareholder value, SSgA will typically abstain from voting on these proposals.
More Information
Any client who wishes to receive information on how its proxies were voted should contact its SSgA relationship manager.
This material is solely for the private use of SSgA clients and is not intended for public dissemination.

T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE SINGAPORE PRIVATE LTD.
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
     Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and, to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.
ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
     Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
     Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.
Meeting Notification
     T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.
Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.
T. Rowe Price Voting Policies
Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:
Election of Directors — T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors who do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. We may also vote against compensation committee members who approve excessive executive compensation arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors.
     Anti-takeover, Capital Structure and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We evaluate proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions on a case-by-case basis.
     Corporate Social Responsibility Issues — Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.
Global Portfolio Companies — ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.
     Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
     Divided Votes — In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
     Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.
     Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.
REPORTING AND RECORD RETENTION
Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

TEMPLETON GLOBAL ADVISORS LIMITED
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Global Advisors Limited (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services, Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’ Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to their international research. Although ISS’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

4.	The issuer is a significant executing broker dealer; [3]

5.	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[2]	The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[5]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to either an SEC exemptive order (“cash sweep arrangement”) or Rule 12d1 -1 under the 1940 Act; or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and

Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by -case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by -case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, Investment Manager will review such shareholder proposals on a case -by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non- U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager and obtain instructions regarding whether Investment Manager desires Global Trade Services to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. Global Trade Services will advise the Proxy Group of all recalled securities.
11	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.

14	The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.

15	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.

16	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

17	At least annually, the Proxy Group will verify that:
•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500

East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of March 4, 2011

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Investment Counsel, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility, or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services, Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’ Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, working with custodian banks, account maintenance, executing votes, maintaining vote records, providing comprehensive reporting and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to their international research. Although ISS’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from ISS, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
1. The issuer is a client1 of Investment Manager or its affiliates;
2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;
3. The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2

4. The issuer is a significant executing broker dealer; 3
5. An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;
6. A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or
7. The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[2]	The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[5]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of ISS, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, ISS, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to either an SEC exemptive order (“cash sweep arrangement”) or Rule 12d1-1 under the 1940 Act; or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider or take no action on the meeting.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and
Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10%or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes antitakeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Environmental, Social and Governance Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications. Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or waste company resources for the benefit of a small minority of shareholders.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) proxy ballot was not received from the custodian; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment
Manager. The Proxy Group will periodically review and update this list.
2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.
3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.
4. In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS, Glass Lewis, or other independent third party providers of proxy services.
5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by ISS, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.
6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.
7. The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the
Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.
8. With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.
9. The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10. If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager and obtain instructions regarding whether Investment Manager desires Global Trade Services to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. Global Trade Services will advise the Proxy Group of all recalled securities.
11. The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.
12. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.
13. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.
14. The Proxy Group will review the guidelines of ISS and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.
15. The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjuction with the compliance department, will conduct periodic due diligence reviews of ISS and Glass Lewis via on-site visits or by written questionnaires.
16. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
17. At least annually, the Proxy Group will verify that:
•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500
East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of March 4, 2011

Wellington Management Company, LLP
Global Proxy Policy and Procedures

Introduction	Wellington Management Company, LLP (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”), which are incorporated by reference to these Global Proxy Policy and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policy	As a matter of policy, Wellington Management:

1 Takes responsibility for voting client proxies only upon a client’s written request.

2 Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3
Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4
Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

Wellington Management Company, LLP
Global Proxy Policy and Procedures

5 Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6 Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7 Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8
Provides all clients, upon request, with copies of these Global Proxy Policy and Procedures, the Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9
Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight	Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policy and Procedures and the Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal and Compliance Group monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Global Research Services Group. In addition, the Global Research Services Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

Wellington Management Company, LLP
Global Proxy Policy and Procedures

Statement of Procedures	Wellington Management has in place certain procedures for implementing its proxy voting policy.

General Proxy Voting	Authorization to Vote Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy
Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation
To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non- receipt.

Research
In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

Proxy Voting Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

•    Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Global Research Services Group and voted in accordance with the Guidelines.

	•	Issues identified as “case-by-case” in the Guidelines are further reviewed by the Global Research Services Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

	•	Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes
Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Global Research Services Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations		In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending
Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been

Wellington Management Company, LLP
Global Proxy Policy and Procedures

lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration
Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policy and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: July 8, 2009

Wells Capital Management	Policies and Procedures

Subject:	Date Issued: March 2009

Proxy Voting Policies and Procedures	Date Last Revised: December 2007

Compliance Liaison: Mai Shiver/Margie D’Almeida	Business Administrator: Jennifer Vraney
I. Introduction:
As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).
WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.
II. Voting
     Philosophy:
When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. WellsCap relies on a third party to provide research, administration, and executing votes based on their published guidelines. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.

Responsibilities
1.	Proxy Administrator
WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties
To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with RiskMetrics Group (formally ISS), a provider of proxy-voting services, to provide the following services to WellsCap:
•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;

•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;

•	Posts proxy information on its password-protected website, including meeting dates, agendas, and RiskMetrics’ analysis;

•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and

•	Annual analysis and rationale for guideline amendments.
C. Methodology
Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics. The Proxy

Administrator reviews this information regularly and communicates with representatives of RiskMetrics to ensure that all agendas are considered and proxies are voted on a timely basis.
1. Voting Guidelines. WellsCap, through its agent (RiskMetrics), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the RiskMetrics’ Proxy Voting Guidelines, and (ii) RiskMetrics’ Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. RiskMetrics will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, RiskMetrics will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, RiskMetrics will refer the vote to WellsCap. Finally, the Proxy Administrator shall have the authority to direct RiskMetrics to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.
2. Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by RiskMetrics to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by RiskMetrics, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to RiskMetrics to be voted in conformance with the voting guidelines of RiskMetrics.

Voting decisions made by the Proxy Administrator will be reported to RiskMetrics to ensure that the vote is registered in a timely manner.
3. Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).
4. Conflicts of Interest. WellsCap has obtained a copy of RiskMetrics policies, procedures and practices regarding potential conflicts of interest that could arise in RiskMetrics proxy voting services to WellsCap as a result of business conducted by RiskMetrics. WellsCap believes that potential conflicts of interest by RiskMetrics are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by RiskMetrics of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with the voting guidelines of RiskMetrics. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.
5. Regulatory Conflicts/Restrictions. When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with RiskMetrics’ voting guidelines to avoid any regulatory violations.
III. Other Provisions
Guideline Review
The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.

Record Retention
WellsCap will maintain the following records relating to the implementation of the Procedures:
•	A copy of these proxy voting polices and procedures;

•	Proxy statements received for client securities (which will be satisfied by relying on RiskMetrics);

•	Records of votes cast on behalf of clients (which RiskMetrics maintains on behalf of WellsCap);

•	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and

•	Any documents prepared by WellsCap or RiskMetrics that were material to making a proxy voting decision.
Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.
Disclosure of Policies and Procedures
WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.
WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.
Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

PROXY VOTING
Background
An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.
Policy
     As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.
     While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).
     In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.
Procedure
Responsibility and Oversight
The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority
     The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.
Proxy Gathering
Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.
Proxy Voting
Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:
a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing
Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
Recordkeeping
Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:
a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

1.	Issuer name;

2.	Exchange ticker symbol of the issuer’s shares to be voted;

3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4.	A brief identification of the matter voted on;

5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6.	Whether a vote was cast on the matter;

7.	A record of how the vote was cast; and

8.	the vote was cast for or against the recommendation of the issuer’s management team.
Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.
Disclosure
Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.
Conflicts of Interest
All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:
1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.
Voting Guidelines
Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.
Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
I. Board Approved Proposals
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
1.	Matters relating to the Board of Directors
Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation
Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.
d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.
a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.
4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:
a Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.
6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.
II. Shareholder Proposals
SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:
1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.
III. Voting Shares of Investment Companies
Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1.	Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.	Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.
IV. Voting Shares of Foreign Issuers
In the event Western Asset is required to vote on securities held in non-U.S. issuers — i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.	Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.	Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.
Retirement Accounts
               For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.
               In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

PART C
OTHER INFORMATION
Item 28. Exhibits

(a)(1)	Agreement and Declaration of Trust dated September 29, 1988 – previously filed as exhibit (1)(a) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(2)	Redesignation of Series of Shares dated March 31, 1989 relating to Convertible Securities Trust – previously filed as exhibit (1)(b) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(3)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated March 31, 1989 relating to Conservative, Moderate and Aggressive Asset Allocation Trusts – previously filed as exhibit (1)(c) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(4)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1991 relating to Growth & Income Trust – previously filed as exhibit (1)(d) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(5)	Redesignation of Series of Shares dated April 3, 1991 relating to Bond Trust – previously filed as exhibit (1)(e) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(6)	Redesignation of Series of Shares dated April 17 1991 relating to U.S. Government Bond Trust – previously filed as exhibit (1)(f) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(7)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated August 7, 1992 relating to Pasadena Growth Trust, Growth Trust, and Strategic Income Trust – previously filed as exhibit (1)(g) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(8)	Redesignation of Series of Shares dated April 4, 1993 relating to Growth Trust and Strategic Income Trust – previously filed as exhibit (1)(h) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(9)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 28, 1994 relating to International Growth and Income Trust – previously filed as exhibit (1)(i) to post-effective amendment no. 31 filed on April 25, 1996, accession number 0000950135-96-001803.

(a)(10)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to Small/Mid Cap Trust– previously filed as exhibit (1)(j) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(11)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated February 1, 1996 relating to- International Small Cap Trust – previously filed as exhibit (1)(k) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(12)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 1996 relating to Growth Trust – previously filed as exhibit (1)(l) to post-effective amendment no. 34 filed on October 4, 1996, accession number 0000950133-96-002099.

(a)(13)	Redesignation of Series of Shares dated October 1, 1996 relating to Pasadena Growth Trust – previously filed as exhibit (1)(m) to post-effective amendment no. 35 filed on December 19, 1996, accession number 0000950135-96-005355.

1

(a)(14)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 31, 1996 relating to Value, High Yield, International Stock, Science & Technology, Balanced, Worldwide Growth, Emerging Growth, Pilgrim Baxter Growth, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond, Equity Index, Quantitative Equity, Lifestyle Conservative 280, Lifestyle Moderate 460, Lifestyle Balanced 640, Lifestyle Growth 820, Lifestyle Aggressive 1000 Trusts previously filed as exhibit (a)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(15)	Redesignation of Series of Shares dated December 31, 1996 relating to Value Equity Trust previously filed as exhibit (a)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(16)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 30, 1997 relating to Small Company Value Trust – previously filed as exhibit (1)(m) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

(a)(17)	Amendment dated October 1, 1997 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to Manufacturers Investment Trust – previously filed as exhibit (1)(n) to post-effective amendment no. 39 filed on March 2, 1998, accession number 0000950135-98-001303.

(a)(18)	Redesignation of Series of Shares dated November 2, 1998 relating to Emerging Growth Trust previously filed as exhibit (a)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(19)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 1999 relating to Small Company Blend, U.S. Large Cap Value, Total Return, International Value and Mid Cap Stock Trusts previously filed as exhibit (a)(19) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(20)	Redesignation of Series of Shares dated May 1, 1999 relating to Conservative Asset Allocation, Moderate Asset Allocation, Small/Mid Cap, International Growth and Income, Global Government Bond, Pilgrim Baxter Growth, Aggressive Asset Allocation, and Equity Trusts previously filed as exhibit (a)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(21)	Termination of Series of Shares dated May 1, 1999 relating to Capital Growth Bond Trust and Worldwide Growth Trust previously filed as exhibit (a)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(22)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2000 relating to Dynamic Growth, Internet Technologies, Tactical Allocation, Mid Cap Index, Small Cap Index, Total Stock Market Index, International Index, and 500 Index Trusts previously filed as exhibit (a)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(23)	Redesignation of Series of Shares dated May 1, 2000 relating to Mid Cap Growth Trust previously filed as exhibit (a)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(24)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 31, 2000 relating to Capital Appreciation Trust previously filed as exhibit (a)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(25)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2001 relating to Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, and Fundamental Value Trusts previously filed as exhibit (a)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

2

(a)(26)	Redesignation of Series of Shares dated April 30, 2001 relating to Mid Cap Blend Trust previously filed as exhibit (a)(26) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(27)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 16, 2001 relating to Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond Trusts previously filed as exhibit (a)(27) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(28)	Establishment and Designation of Additional Class of Shares dated January 2, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(29)	Redesignation of Class of Shares dated May 1, 2002 relating to Class A Shares and Class B Shares of beneficial interest previously filed as exhibit (a)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(30)	Redesignation of Series of Shares dated November 25, 2002 relating to Growth Trust previously filed as exhibit (a)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(31)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(32)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2003 relating to Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, and Small Cap Opportunities Trusts previously filed as exhibit (a)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(33)	Redesignation of Series of Shares dated May 1, 2003 relating to U.S. Large Cap Value Trust, Capital Opportunities Trust and Tactical Allocation Trust previously filed as exhibit (a)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(34)	Termination of Series of Shares dated May 1, 2003 relating to Telecommunications Trust, Internet Technologies Trust, Mid Cap Growth Trust, and Mid Cap Opportunities Trust previously filed as exhibit (a)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(35)	Establishment and Designation of Additional Class of Shares dated July 1, 2003 relating to Class III Shares of beneficial interest previously filed as exhibit (a)(35) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(36)	Establishment and Designation of Additional Class of Shares dated July 8, 2003 relating to Class I Shares of beneficial interest for American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust, and American Growth-Income Trust previously filed as exhibit (a)(36) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

3

(a)(37)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 28, 2003 relating to Great Companies — America – previously filed as exhibit (a)(37) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(38)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated May 1, 2004 relating to Small Company, Core Equity, Classic Value, Quantitative Value, U.S. Global Leaders Growth, and Strategic Income Trusts previously filed as exhibit (a)(38) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(39)	Redesignation of Series of Shares dated May 1, 2004 relating to Pacific Rim Emerging Markets Trust and Global Equity Trust previously filed as exhibit (a)(39) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(40)	Amendment dated January 1, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to Trust name change to John Hancock Trust previously filed as exhibit (a)(40) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(41)	Establishment and Designation of Additional Class of Shares dated January 25, 2005 relating to Class NAV Shares of beneficial interest previously filed as exhibit (a)(41) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(42)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 25, 2005 relating to Money Market B, Index 500 B, International Index A, International Index B, Bond Index A, Bond Index B, Growth & Income II, Mid Value, Small Cap Value, Small Cap Growth, Overseas Equity, Active Bond, Short-Term Bond, and Managed Trusts previously filed as exhibit (a)(42) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(43)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article IV, Section 4.1 previously filed as exhibit (a)(43) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(44)	Amendment dated April 29, 2005 to the Agreement and Declaration of Trust dated September 29, 1988 relating to amending and restating of Article VII, Section 7.2 previously filed as exhibit (a)(44) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(45)	Establishment and Designation of Additional Class of Shares dated April 29, 2005 relating to Class IIIA Shares of beneficial interest previously filed as exhibit (a)(45) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(46)	Establishment and Designation of Additional Series of Shares dated April 29, 2005 relating to Small Cap, International Opportunities, Core Bond, U.S. High Yield Bond, and Large Cap Trusts previously filed as exhibit (a)(46) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(47)	Termination of Series of Shares dated May 2, 2005 relating to Select Growth, Core Value, Small-Mid Cap, Small-Mid Cap Growth, High, Grade Bond, Global Equity Select, International Equity Select, and Great Companies- America Trusts previously filed as exhibit (a)(47) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(48)	Termination of Series of Shares dated May 2, 2005 relating to Strategic Growth, Small Company Blend, Overseas, Equity Index, Diversified Bond, and Aggressive Growth Trusts previously filed as exhibit (a)(48) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

4

(a)(49)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 29, 2005 relating to American Bond Trust previously filed as exhibit (a)(49) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(50)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 12, 2005 relating to Small Company Growth, Growth Opportunities, Value Opportunities, Vista, Intrinsic Value, Growth, U.S. Multi Sector, International Growth, Spectrum Income, and Value & Restructuring Trusts previously filed as exhibit (a)(50) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(51)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated January 30, 2006 relating to Index Allocation Trust – previously filed as exhibit (a) (43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(52)	Redesignation of Series of Shares dated April 28, 2006 relating to Lifestyle Trusts, Growth & Income Trust, Growth & Income Trust II, and International Stock Trust – previously filed as exhibit (a) (40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(53)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2006 relating to International Small Company, Real Estate Equity, Mid Cap Value Equity, Global Real Estate, Absolute Return, and High Income Trusts – previously filed as exhibit (a) (42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(54)	Termination of Series of Shares dated May 2, 2006 relating to Large Cap Growth Trust – previously filed as exhibit (a) (41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(55)	Redesignation of Series of Shares dated June 30, 2006 relating to International Index Trust A and International Index Trust B previously filed as exhibit (a)(55) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(56)	Termination of Class of Shares dated September 29, 2006 relating to Class III Shares and Class IIIA beneficial interest for Lifestyle Trusts – previously filed as exhibit (a) (45) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(57)	Termination of Series of Shares dated December 5, 2006 relating to Mid Cap Core Trust and Strategic Value Trust – previously filed as exhibit (a) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(a)(58)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 30, 2007 relating to Small Cap Intrinsic Value, Founding Allocation, Income, Mutual Shares, Mid Cap Intersection, Emerging Markets Value, American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond, and American New World Trusts previously filed as exhibit (a)(58) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(59)	Termination of Series of Shares dated May 3, 2007 relating to Strategic Opportunities Trust previously filed as exhibit (a)(59) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(60)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated October 25, 2007 relating to American Fundamental Holdings Trust and American Global Diversification Trust previously filed as exhibit (a)(60) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

5

(a)(61)	Termination of Series of Shares dated November 21, 2007 relating to Special Value Trust previously filed as exhibit (a)(61) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(62)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated December 14, 2007 relating to Floating Rate Income Trust, Global Asset Allocation Trust and Lifecycle Portfolios previously filed as exhibit (a)(62) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(63)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated April 28, 2008 relating to Disciplined Diversification Trust, Capital Appreciation Value Trust, and Growth Equity Trust previously filed as exhibit (a)(63) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(64)	Termination of Series of Shares dated May, 9, 2008 relating to U.S. Global Leaders Growth Trust, Growth & Income Trust, Quantitative Mid Cap Trust, and Dynamic Growth Trust previously filed as exhibit (a)(64) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(65)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated July 9, 2008 relating to American Diversified Growth & Income Trust previously filed as exhibit (a)(65) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(66)	Redesignation of Series of Shares dated July 9, 2008 relating to Quantitative Value Trust, Global Asset Allocation Trust, and Quantitative All Cap Trust previously filed as exhibit (a)(66) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(67)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 26, 2008 relating to BlackRock Global Allocation Trust, Alpha Opportunities Trust, and Smaller Company Growth Trust previously filed as exhibit (a)(67) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(a)(68)	Establishment and Designation of Additional Series of Shares of Beneficial Interest September 29, 1988 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Bond PS Series and Strategic Allocation Trust- previously filed as exhibit (a)(68) to post-effective amendment no. 93 on February 10, 2011, accession number 0000950123-11-011585.

(a)(69)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to Strategic Equity Allocation Trust- FILED HEREWITH.

(b)	Revised By-laws of the Trust dated June 30, 2006 – previously filed as exhibit (b)(2) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(b)(1)	Amendment dated December 13, 2006 to the By-laws of the Trust, dated June 30, 2006 – previously filed as exhibit (b)(3) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(c)	Specimen Share Certificate – previously filed as exhibit (2) to post-effective amendment no. 38 filed September 17, 1997.

(d)(1)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

6

(d)(1)(A)	Chief Compliance Officer Services Agreement between the CCO, John Hancock Trust, and John Hancock Investment Management Services, LLC dated October 10, 2008 previously filed as exhibit (d)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(1)(B)	Amendment dated December 19, 2008 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Short Term Government Income Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(1)(C)	Amendment dated March 20, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Mid Value Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99.(d)(1)(C) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(1)(D)	Amendment dated April 29, 2009 to Amended and Restated Advisory Agreement dated September 26, 2008 regarding Balanced Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit 99.(d)(1)(D) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(1)(E)	Amendment to Amended and Restated Advisory Agreement dated September 30, 2008 regarding Currency Strategies Trust, International Growth Stock Trust and Ultra Short Term Bond Trust, between John Hancock Trust and John Hancock Investment Management Services, LLC – previously filed as exhibit (d)(1)(E) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

(d)(1)(F)	Amendment to the Amended and Restated Advisory Agreement dated March 25, 2011 to the Amended and Restated Advisory Agreement dated September 30, 2008, regarding Bond PS Series, Strategic Allocation Trust, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, between John Hancock Trust and John Hancock Investment Management Services, LLC previously filed as exhibit (d)(1)(F) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(1)(G)	Amendment to the Amended and Restated Advisory Agreement dated March 26, 2012 to the Amended and Restated Advisory Agreement dated September 30, 2008 regarding Strategic Equity Allocation Trust - FILED HEREWITH.

(d)(2)	Subadvisory Agreement dated May 1, 2004 relating to Small Company Trust, between the Adviser and American Century Investment Management, Inc. previously filed as exhibit (d)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(2)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated May 1, 2004 relating to addition of Vista Trust, between the Adviser and American Century Investment Management, Inc. previously filed as exhibit (d)(2)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(2)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated May 1, 2004 relating to Vista Trust, between the Adviser and American Century Investment Management, Inc. dated June 30, 2006 – previously filed as exhibit (d) (54) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

7

(d)(5)	Subadvisory Agreement dated May 30, 2008 relating to Value & Restructuring Trust, between the Adviser and Columbia Management Advisors, LLC previously filed as exhibit (d)(5) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)	Subadvisory Agreement dated April 30, 2001 relating to Financial Services Trust and Fundamental Value Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(A)	Amendment dated April 30, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Financial Services Trust and Fundamental Value Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Financial Services Trust and Fundamental Value Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(C)	Amendment dated June 9, 2008 to Subadvisory Agreement dated April 30, 2001 relating to U.S. Core Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(6)(D)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 30, 2001 relating to Core Equity Trust, between the Adviser and Davis Selected Advisers, L.P. previously filed as exhibit (d)(6)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(7)	Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(7)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(7)(B)	Amendment dated January 3, 2006 to Subadvisory Agreement dated April 29, 2005 relating to Active Bond Trust, Bond Index Trust A, Bond Index Trust B, Managed Trust, and Short-Term Bond Trust, between the Adviser and Declaration Management & Research LLC previously filed as exhibit (d)(7)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(8)	Subadvisory Agreement dated November 23, 2002 relating to All Cap Core Trust, Dynamic Growth Trust, and Real Estate Securities Trust, between the Adviser and Deutsche Asset Management, Inc. previously filed as exhibit (d)(8) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(8)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 23, 2002 relating to All Cap Core Trust, Dynamic Growth Trust, and Real Estate Securities Trust, between the Adviser and Deutsche Asset Management, Inc. previously filed as exhibit (d)(8)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

8

(d)(8)(B)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management (Hong Kong) Limited and RREEF America, L.L.C – previously filed as exhibit (d)(40) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(C)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management International GMBH and RREEF America, L.L.C – previously filed as exhibit (d)(41) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(D)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Investments Australia Limited and RREEF America, L.L.C – previously filed as exhibit (d)(42) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(E)	Sub-Subadvisory Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C – previously filed as exhibit (d)(47) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(F)	Sub-Subadvisory Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisers Limited – previously filed as exhibit (d)(48) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(G)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 23, 2005 relating to Global Real Estate Trust, between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(57) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(H)	Amendment dated June 30, 2006 to Subadvisory Agreement dated November 23, 2005 relating to Dynamic Growth Trust, between the Adviser and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(58) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(8)(I)	Agreement Regarding Transfer of Management Agreement dated November 8, 2006 between Deutsche Asset Management, Inc. (“DAMI”) and Deutsche Investment Management Americas Inc. (“DIMA”) previously filed as exhibit (d)(8)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(9)	Subadvisory Agreement dated April 28, 2006 relating to International Small Company Trust, between the Adviser and Dimensional Fund Advisors Inc. – previously filed as exhibit (d)(43) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(9)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 relating to addition of Emerging Markets Value Trust, between the Adviser and Dimensional Fund Advisors LP – previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(9)(B)	Amendment dated April 28, 2008 to Subadvisory Agreement dated April 28, 2006 relating to addition of Disciplined Diversification Trust, between the Adviser and Dimensional Fund Advisors Inc. previously filed as exhibit (d)(9)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(9)(C)	Amendment dated December 19, 2008 to Subadvisory Agreement dated April 28, 2006 relating to addition of Small Cap Opportunities Trust, between the Adviser and Dimensional Fund Advisors LP previously filed as exhibit (d)(9)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

9

(d)(10)	Subadvisory Agreement dated April 30, 2007 relating to Income Trust, between the Adviser and Franklin Advisers, Inc. – previously filed as exhibit (d)(50) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(11)	Subadvisory Agreements dated April 30, 2007 relating to Mutual Shares Trust, between the Adviser and Franklin Mutual Advisers, LLC – previously filed as exhibit (d)(50) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(12)	Subadvisory Agreements dated April 28, 2008 relating to International Small Cap Trust, between the Adviser and Franklin Templeton Investment Corp. previously filed as exhibit (d)(12) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(13)	Subadvisory Agreements dated September 26, 2008 relating to Smaller Company Growth Trust, between the Adviser and Frontier Capital Management Co., LLC previously filed as exhibit (d)(13) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(14)	Amended and Restated Subadvisory Agreement dated October 17, 2005 relating to Growth, Growth Opportunities, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector and Value Opportunities Trusts, between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC previously filed as exhibit (d)(14) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)	Subadvisory Agreement January 28, 1999 relating Aggressive Growth Trust and Mid Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) previously filed as exhibit (d)(15) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(A)	Amendment date December 30, 2001 to Subadvisory Agreement dated January 28, 2001 relating to All Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc.) previously filed as exhibit (d)(15)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust, between the Adviser and A I M Capital Management, Inc. – previously filed as exhibit (d)(15)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(C)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. previously filed as exhibit (d)(15)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(D)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust, between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. – previously filed as exhibit (d)(52) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(15)(E)	Amendment dated June 30, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Core Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. – previously filed as exhibit (d)(53) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(15)(F)	Amendment dated July 1, 2007 to Subadvisory Agreement dated January 28, 1999 relating to All Cap Growth Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. – previously filed as exhibit (d)(76) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

10

(d)(15)(F)(1)	Amendment to Subadvisory Agreement dated January 28, 1999 relating to International Growth Stock Trust between the Adviser and Invesco Advisers, Inc. (formerly, A I M Capital Management, Inc. – previously filed as exhibit (d)(15)(F)(1) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

(d)(15)(F)(2)	Subadvisory Agreement relating to Currency Strategies Trust between the Adviser and FIRST QUADRANT, L.P. – previously filed as exhibit (d)(15)(F)(2) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

(d)(15)(G)	Amendment dated June 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser name change to Invesco Aim Capital Management, Inc. between the Adviser and A I M Capital Management, Inc. previously filed as exhibit (d)(15)(G) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(15)(H)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 28, 1999 relating to subadviser use of agents between the Adviser and Invesco Aim Capital Management, Inc. previously filed as exhibit (d)(15)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(16)	Subadvisory Agreement dated November 1, 2000 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC previously filed as exhibit (d)(16) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(16)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC previously filed as exhibit (d)(16)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(16)(B)	Amendment dated April 28, 2006 to Subadvisory Agreement dated November 1, 2001 relating to Capital Appreciation Trust, between the Adviser and Jennison Associates LLC – previously filed as exhibit (d)(60) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(17)	Subadvisory Agreement dated April 30, 2001 relating to All Cap Value Trust and Mid Cap Value Trust, between the Adviser and Lord Abbett & Co. LLC – previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(17)(A)	Amendment dated May 1, 2003 to Subadvisory Agreement dated April 30, 2004 relating to All Cap Value Trust, between the Adviser and Lord Abbett & Co. LLC previously filed as exhibit (d)(17)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(17)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 30, 2004 relating to All Cap Value Trust and Mid Cap Value Trust, between the Adviser and Lord Abbett & Co. LLC previously filed as exhibit (d)(17)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(18)	Subadvisory Agreement dated December 14, 2007 relating to International Opportunities Trust, between the Adviser and Marsico Capital Management, LLC dated April 28, 2006 previously filed as exhibit (d)(18) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(19)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Growth Trust and High Income Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC) – previously filed as exhibit (d)(67) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

11

(d)(19)(A)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Small Cap Intrinsic Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC – previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(19)(B)	Amendment dated December 29, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Short Term Government Income Trust between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC previously filed as exhibit (d)(19)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(19)(C)	Amendment dated to Subadvisory Agreement dated April 28, 2006 relating to the Ultra Short Term Bond Trust between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC. – previously filed as exhibit (d)(19)(C) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

(d)(20)	Subadvisory Agreement dated May 1, 2003 between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (formerly MFC Global Investment Management (U.S.), LLC) previously filed as exhibit (d)(20) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(A)	Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 between the Adviser, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and Deutsche Asset Management, Inc. previously filed as exhibit (d)(20)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(B)	Amendment dated April 30, 2004 to Subadvisory Agreement dated May 1, 2003 relating to Quantitative Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated May 1, 2003 relating to Money Market Trust B, 500 Index Trust B and Quantitative Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated May 1, 2003 relating to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(E)	Amendment dated October 17, 2005 to Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 relating to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts, between the Adviser, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and Deutsche Asset Management, Inc. previously filed as exhibit (d)(20)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(F)	Amendment dated January 30, 2006 to Subadvisory Agreement dated May 1, 2003 relating to Index Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(F) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

12

(d)(20)(G)	Amendment dated April 28, 2006 to Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d) (63) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(20)(H)	Subadvisory Consulting Agreement dated December 13, 2006 relating to Absolute Return Trust, between John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(H) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(I)	Amendment dated April 30, 2007 to Subadvisory Agreement dated May 1, 2003 relating to Franklin Templeton Founding Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(20)(J)	Amendment dated October 29, 2007 to Subadvisory Agreement dated May 1, 2003 relating to American Fundamental Holdings Trust and American Global Diversification Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(77) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(20)(K)	Amendment dated December 26, 2007 to Subadvisory Agreement dated May 1, 2003 relating to Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Trusts, between the Adviser and MFC Global Investment Management (U.S.A), Ltd. – previously filed as exhibit (d)(78) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(20)(L)	Amendment dated December 26, 2007 to Amended and Restated Subadvisory Consulting Agreement dated April 30, 2004 relating to Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050, and Lifecycle Retirement Trusts, between the Adviser, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and Deutsche Investment Management Americas Inc. previously filed as exhibit (d)(20)(L) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(M)	Amendment dated April 25, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to Quantitative All Cap Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(85) to post effective amendment no. 79 on April 16, 2008 accession number 0000950135-08-002555.

(d)(20)(N)	Amendment dated April 28, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to Absolute Return Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(N) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(O)	Amendment dated June 27, 2008 to the Subadvisory Agreement dated May 1, 2003 relating to American Diversified Growth & Income, American Fundamental Holdings and American Global Diversification, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(O) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

13

(d)(20)(P)	Form of Amendment to the Subadvisory Agreement dated May 1, 2003 relating Smaller Company Growth Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited previously filed as exhibit (d)(20)(P) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(20)(Q)	Amendment dated April 29, 2009 to Subadvisory Agreement dated May 1, 2003 relating to Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Allocation Trust, Core Balanced Trust, Core Disciplined Diversification Trust and International Index Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit 99.(d)(20)(Q) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(20)(R)	Form of Amendment to Subadvisory Agreement dated May 1, 2003 relating to Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited – previously filed as exhibit (d)(20)(R) to post-effective amendment no. 93 filed on February 10, 2011.

(d)(20)(S)	Amendment to the Subadvisory Agreement dated March 25, 2011 to the Subadvisory Agreement dated April 28, 2006 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series, Lifestyle Moderate PS Series, Strategic Allocation Trust, Bond PS Series, Optimized All Cap Trust and Optimized Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC previously filed as exhibit (d)(20)(S) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(20)(T)	Amendment to the Subadvisory Agreement dated March 1, 2011 to the Subadvisory Agreement dated August 1, 2010 relating to Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, between the Adviser and QS Investors, LLC previously filed as exhibit (d)(20)(T) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(21)	Subadvisory Agreement dated April 30, 2001 relating to Capital Opportunities Trust, Strategic Growth Trust, and Utilities Trust between the Adviser and Massachusetts Financial Services Company previously filed as exhibit (d)(21) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(A)	Amendment October 17, 2005 to Subadvisory Agreement dated April 30, 2001 relating to Strategic Value Trust and Utilities Trust, between the Adviser and Massachusetts Financial Services Company previously filed as exhibit (d)(20)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(21)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 30, 2001 relating to Strategic Value Trust and Utilities Trust, between the Adviser and Massachusetts Financial Services Company – previously filed as exhibit (d) (62) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(22)	Subadvisory Agreement dated December 31, 1996 relating to High Yield Trust and Value Trust, between the Adviser and Miller Anderson & Sherrerd, LLP (assigned to Morgan Stanley Investment Management Inc.) previously filed as exhibit (d)(22) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(22)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated December 31, 1996 relating to High Yield Trust and Value Trust, between the Adviser and Miller Anderson & Sherrerd, LLP (assigned to Morgan Stanley Investment Management Inc.) previously filed as exhibit (d)(22)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

14

(d)(22)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated December 31, 1996 relating to Value Trust, between the Adviser and Morgan Stanley Investment Management Inc. previously filed as exhibit (d)(22)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)	Subadvisory Agreement dated May 1, 2000 relating to Global Bond Trust and Total Return Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated May 5, 2000 relating to Global Return Trust and Total Return Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated May 5, 2000 relating to addition of Real Return Bond Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(23)(C)	Amendment dated June 29, 2007 to Subadvisory Agreement dated May 5, 2000 relating to Real Return Bond Trust, between the Adviser and Pacific Investment Management Company – previously filed as exhibit (d)(74) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(23)(D)	Amendment dated April 28, 2008 to Subadvisory Agreement dated May 5, 2000 relating to Total Return Bond Trust, between the Adviser and Pacific Investment Management Company previously filed as exhibit (d)(23)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(24)	Subadvisory Agreement dated September 26, 2008 relating to Smaller Company Growth Trust, between the Adviser and Perimeter Capital Management previously filed as exhibit (d)(24) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(25)	Subadvisory Agreement dated April 28, 2008 relating to Growth Equity Trust, between the Adviser and Rainier Investment Management, Inc. previously filed as exhibit (d)(25) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(26)	Subadvisory Agreement dated April 28, 2006 relating to Emerging Small Company Trust, between the Adviser and RCM Capital Management LLC – previously filed as exhibit (d)(64) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(26)(A)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April, 28 2006 relating to Science & Technology Trust, between the Adviser and RCM Capital Management LLC – previously filed as exhibit (d) (65) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(27)	Subadvisory Agreement dated April 28, 2006 relating to Mid Cap Value Equity Trust, between the Adviser and RiverSource Investments, LLC – previously filed as exhibit (d) (46) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

15

(d)(28)	Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(28)(A)	Amendment dated October 10, 2005 to Subadvisory Agreement dated April 29, 2005 relating to International Equity Index Trust A and International Equity Index Trust B, between the Adviser and SSgA Funds Management, Inc. previously filed as exhibit (d)(28)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)	Subadvisory Agreement dated January 28, 1999 between Manufacturers Securities Services, LLC and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(A)	Amendment dated May 1, 2000 to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Portfolio, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(B)	Amendment dated April 30, 2001 to Subadvisory Agreement dated January 28, 1999 relating to Health Sciences Trust and Small Company Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(C)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 28, 1999 relating to Blue Chip Growth Trust and Equity-Income Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(D)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Mid Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(E)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 28, 1999 relating to Spectrum Income Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(F)	Amendment dated April 28, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Real Estate Equity Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d) (68) to post effective amendment no. 69 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(29)(G)	Amendment dated October 6, 2006 to Subadvisory Agreement dated January 28, 1999 relating to Science & Technology Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d) (69) to post effective amendment no. 69 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(29)(H)	Amendment dated January 17, 2008 to Subadvisory Agreement dated January 28, 1999 relating to U.S. Global Leaders Growth Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit (d)(81) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(29)(I)	Amendment dated April 28, 2008 to Subadvisory Agreement dated January 28, 1999 relating to Capital Appreciation Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

16

(d)(29)(J)	Amendment dated December 19, 2008 to Subadvisory Agreement dated January 28, 1999 relating to Small Company Trust and Classic Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(J) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(K)	Amendment dated January 9, 2009 to Subadvisory Agreement dated January 28, 1999 relating to Mid Cap Value Trust, between the Adviser and T. Rowe Price Associates, Inc. previously filed as exhibit (d)(29)(K) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(29)(L)	Amendment dated March 20, 2009 to Subadvisory Agreement dated April 29, 2009 relating to Balanced Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit 99.(d)(29)(L) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(29)(M)	Amendment dated April 29, 2009 to Subadvisory Agreement dated April 29, 2009 relating to Mid Value Trust, between the Adviser and T. Rowe Price Associates, Inc. – previously filed as exhibit 99.(d)(29)(M) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(d)(30)	Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(30)(A)	Amendment dated April 29, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(30)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated December 8, 2003 relating to Global Equity Trust, between the Adviser and Templeton Global Advisors, Limited previously filed as exhibit (d)(30)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)	Subadvisory Agreement dated February 1, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(A)	Amendment dated May 1, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(B)	Amendment dated December 8, 2003 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(31)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated February 2, 1999 relating to International Small Cap Trust and International Value Trust, between the Adviser and Templeton Investment Counsel, Inc. previously filed as exhibit (d)(31)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

17

(d)(31)(E)	Sub-Subadvisory Agreement dated December 14, 2007, between Templeton Investment Counsel, Inc. and Templeton Global Advisors, Limited previously filed as exhibit (d)(31)(E) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)	Subadvisory Agreement dated April 30, 2003 relating to Global Allocation Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. previously filed as exhibit (d)(32) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)(A)	Amendment dated April 29, 2005 to Subadvisory Agreement dated April 30, 2003 relating to Large Cap Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. previously filed as exhibit (d)(32)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)(B)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 30, 2003 relating to Global Allocation Trust and Large Cap Trust between the Adviser and UBS Global Asset Management (Americas) Inc. previously filed as exhibit (d)(32)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(32)(C)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 30, 2003 relating to Large Cap Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. – previously filed as exhibit (d)(70) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(32)(D)	Amendment dated December 19, 2006 to Subadvisory Agreement dated April 30, 2003 relating to Strategic Opportunities Trust, between the Adviser and UBS Global Asset Management (Americas) Inc. – previously filed as exhibit (d)(71) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(33)	Subadvisory Agreement dated January 29, 1999 relating to Growth & Income Trust, Investment Quality Bond Trust, and Mid Cap Stock Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(A)	Amendment dated December 30, 2001 to Subadvisory Agreement dated January 29, 1999 relating to Growth & Income Trust, Investment Quality Bond Trust, and Mid Cap Stock Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(B)	Amendment dated May 1, 2003 to Subadvisory Agreement dated January 29, 1999 relating to Natural Resources Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(C)	Amendment dated April 29, 2005 to Subadvisory Agreement dated January 29, 1999 relating to Small Cap Growth Trust and Small Cap Value Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(33)(D)	Amendment dated October 17, 2005 to Subadvisory Agreement dated January 29, 1999 relating to removal of Growth & Income Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(D) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

18

(d)(33)(E)	Amendment dated April 30, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Mid Cap Intersection Trust, between the Adviser and Wellington Investment Management – previously filed as exhibit (d)(73) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(33)(F)	Amendment dated June 29, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Special Value Trust, between the Adviser and Wellington Management Company, LLP, – previously filed as exhibit (d)(75) to post effective amendment no. 76 on October 12, 2007, accession number 0000950135-07-006125.

(d)(33)(G)	Amendment dated December 14, 2007 to Subadvisory Agreement dated January 29, 1999 relating to Dynamic Growth Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(57) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(33)(H)	Amendment dated January 2, 2008 to Subadvisory Agreement dated January 29, 1999 relating to Global Asset Allocation Trust, between the Adviser and Wellington Management Company, LLP – previously filed as exhibit (d)(79) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(33)(I)	Amendment dated September 26, 2008 to Subadvisory Agreement dated January 29, 1999 relating to Alpha Opportunities Trust, between the Adviser and Wellington Management Company, LLP previously filed as exhibit (d)(33)(I) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(34)	Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated previously filed as exhibit (d)(34) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(34)(A)	Amendment dated October 17, 2005 to Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated previously filed as exhibit (d)(34)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(d)(34)(B)	Amendment dated June 30, 2006 to Subadvisory Agreement dated April 29, 2005 relating to U.S. High Yield Trust and Core Bond Trust, between the Adviser and Wells Capital Management, Incorporated – previously filed as exhibit (d)(73) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(35)	Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust, Strategic Bond Trust and U.S. Government Securities Trust, between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(49) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(35)(A)	Sub-Subadvisory Agreement dated April 28, 2006 relating to High Yield Trust and Strategic Bond Trust, between Western Asset Management Company and Western Asset Management Company Limited – previously filed as exhibit (d) (50) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(d)(35)(B)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust, between the Adviser and Western Asset Management Company – previously filed as exhibit (d)(80) to post effective amendment no. 78 on February 13, 2008 accession number 0000950135-08-000895.

(d)(35)(C)	Amendment dated October 1, 2008 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Trust (WA Portfolio #3073), between the Adviser and Western Asset Management Company previously filed as exhibit (d)(35)(C) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

19

(d)(36)(C)	Amendment to the Subadvisory Agreement dated September 26, 2011 to the Subadvisory Agreement dated April 28, 2006 relating to Fundamental All Cap Core Trust and Fundamental Large Cap Value Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC previously filed as exhibit (d)(36)(C) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(36)(D)	Amendment to the Subadvisory Agreement dated July 1, 2011 to the Subadvisory Agreement dated April 28, 2006 relating to Bond PS Series and Bond Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC previously filed as exhibit (d)(36)(D) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(d)(36)(E)	Amendment to the Subadvisory Agreement dated March 23, 2012 to the Subadvisory Agreement dated April 28, 2006 relating to Strategic Equity Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC - FILED HEREWITH.

(e)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)(1)	Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (d)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(e)(2)	Amendment dated September 28, 2004 to Distribution Agreement dated January 1, 2002 as amended June 26, 2003 previously filed as exhibit (e)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(f)	Not Applicable

(g)	Custodian Agreement dated September 26. 2008 between the Trust and State Street Bank and Trust Company previously filed as exhibit (g) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)	Participation Agreement dated July 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC previously filed as exhibit (h)(1) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)(A)	Amendment dated September 29, 2007 to Participation Agreement dated May 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC previously filed as exhibit (h)(1)(A) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(1)(B)	Amendment dated October 1, 2007 to Participation Agreement dated May 1, 2003, as amended May 1, 2004, April 20, 2005, March 26, 2007 among the Trust and The Manufacturers Life Insurance Company (U.S.A.), The Manufacturers Life Insurance Company of New York, John Hancock Life Insurance Company, and John Hancock Variable Life Insurance Company, each on behalf of itself and its variable annuity and variable life insurance separate accounts, and John Hancock Distributors, LLC previously filed as exhibit (h)(1)(B) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

20

(h)(2)	AFIS Fund Participation Agreement dated November 9, 2007, among the Trust, John Hancock Investment Management Services, LLC, John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company, on behalf of themselves and certain of their separate accounts, and Capital Research and Management Company previously filed as exhibit (h)(2) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(3)	Transfer Agency Agreement (Series III) dated July 1, 2003 between Boston Financial Data Services and the Trust previously filed as exhibit (h)(3) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(h)(4)	ClearSky Agreement (Series III) dated May 12, 2003 between Automated Business Development Corp and the Trust previously filed as exhibit (h)(4) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(i)	Legal Opinion and Consent regarding the new portfolios previously filed as exhibit (i) to post-effective amendment no. 98 filed on January 11, 2012, accession number 0000950135 0000950123-12-000661.

(j)	Consents of Independent Public Accounting Firm, PricewaterhouseCoopers LLP – FILED HEREWITH.

(k)	Not Applicable

(l)	Not Applicable

(m)	Series I Shares Rule 12b-1 Plan (formerly Class A Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, and March 25, 2011 – previously filed as exhibit (a)(68) to post-effective amendment no. 93 on February 10, 2011, accession number 0000950123-11-011585.

(m)(1)	Series II Shares Rule 12b-1 Plan (formerly Class B Shares) dated September 21, 2001, as amended April 4, 2002, June 26, 2003, April 1, 2004, December 13, 2004, June 23, 2005, September 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, June 27, 2008, and March 25, 2011– previously filed as exhibit (a)(68) to post-effective amendment no. 93 on February 10, 2011, accession number 0000950123-11-011585.

(n)	Rule 18f-3 Plan dated September 21, 2001, as amended April 4, 2002, June 26, 2003, December 13, 2004, June 23, 2005, December 13, 2005, March 30, 2006, March 23, 2007, September 28, 2007, and March 25, 2008. previously filed as exhibit (n) to post-effective amendment no. 84 filed on February 13, 2009, accession number 0000950135-09-000965.

(o)	Not Applicable

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Code of Ethics of the following entities: (a) the Trust, (b) the Adviser to the Trust, (c) the Distributor to the Trust, (d) Invesco Advisers, Inc. (e) American Century Investments, (f) Capital Research Management Company, (g) Davis Selected Advisors, L.P., (h) Declaration Management & Research LLC, (i) Deutsche Asset Management, Inc. (U.S.), (j) Dimensional Fund Advisors, Inc., (k) Franklin Templeton, (l) Grantham, Mayo, Van Otterloo & Co. LLC, (m) Independence Investment LLC, (n) Jennison Associates LLC, (o) John Hancock Advisers, (p) Legg Mason

21

Funds Management, Inc., (q) Lord, Abbett & Co., (r) John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, (s) Marsico Capital Management, LLC, (t) Massachusetts Financial Services Company, (u) Morgan Stanley Investment Management, (v) Pacific Investment Management Company, (w) Pzena Investment Management, LLC., (x) RCM Capital Management, (y) RiverSource Investments (Ameriprise): Retail Access, (z) (aa) SSgA Funds Management, Inc., (bb) John Hancock Asset Management a division of Manulife Asset Management (US) LLC., (cc) T. Rowe Price Associates, Inc., (dd) UBS Global Asset Management, (ee) United States Trust Company, (ff) Wellington Management Company, LLP, (gg) Wells Capital Management, Inc., (hh) Western Asset Management. – previously filed as exhibit (p)(17) to post effective amendment no. 72 filed on February 13, 2007, accession number 0000950135-07-000767.

(p)(2)	Code of Ethics of Rainier Investment Management, Inc. dated January 2007 – previously filed as exhibit (p)(2) to post effective amendment no. 78 on February 13, 2008 accession # 0000950135-08-000895.

(p)(3)	Code of Ethics of Frontier Capital Management Company, LLC – previously filed as exhibit (p)(3) to post-effective amendment no. 81 filed on July 17, 2008.

(p)(4)	Code of Ethics of Perimeter Capital Management – previously filed as exhibit (p)(4) to post-effective amendment no. 81 filed on July 17, 2008.

(p)(5)	Code of Ethics of Columbia Management Advisors, LLC – previously filed as exhibit 99.(p)(5) to post-effective amendment no. 88 filed on April 30, 2009, accession number 0000950135-09-003297.

(p)(6)	Code of Ethics of First Quadrant, L.P. – previously filed as exhibit (p)(6) to post effective amendment no. 92 filed on May 13, 2010, accession number 0000950123-10-048878.

(q)(1)	Power of Attorney dated December 17, 2010 — All Trustees — previously filed as exhibit (q)(1) to post effective amendment no. 93 on February 10, 2011, accession no. 0000950123-11-011585.
Item 29. Persons Controlled by or Under Common Control with Registrant
Four of the Trust shareholders are:
(i) John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii) John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”),
John Hancock New York and John Hancock USA (collectively, the “Companies”) hold Trust shares attributable to variable contracts in their respective separate accounts. The Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust and the American Global Diversification Trust are also shareholders of certain of the Trust portfolios. The Companies will vote all shares of each portfolio of the Trust issued to such companies in proportion to timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended. The Trust will vote all shares of a portfolio issued to a Lifestyle Trusts, the Index Allocation Trust, Franklin Templeton Founding Allocation Trust, the Absolute Return Trust, the American Fundamental Holdings Trust or the American Global Diversification Trust in proportion to such instructions.
MANULIFE FINANACIAL CORPORATION
PRINICIPAL SUBSIDIARIES

22

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2011

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
38%
John Hancock Investment Management Services, LLC (Delaware)
57%
5%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Declaration Management & Research LLC (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
NAL Resources Management Limited (Canada)
Manulife Bank of Canada (Canada)
Manulife Canada Ltd. (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Holdings Limited (England)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
PT Asuransi Jiwa Manulife Indonesia (1) (Indonesia)
95%
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
95.1%
99.9999%
Manulife Asset Management (Thailand) Company Limited (Thailand)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
58.72%
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management (Malaysia) Sdn Bhd (Malaysia)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 30. Indemnification
     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
     See “Management of the Trust” in the Prospectus and “Investment Management Arrangements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, as amended each of which is herein incorporated by reference. The Investment Advisers Act of 1940 file number for John Hancock Investment Management Services, LLC is 801-28947. The file number for each subadviser is listed below.

Subadviser	File Number
American Century Investment Management, Inc.	801-8174
Columbia Management Investment Advisers, LLC	801-25943
Davis Selected Advisers, L.P.	801-31648
Declaration Management & Research LLC	801-35030
Deutsche Investment Management Americas Inc.	801-252
Dimensional Fund Advisors LP	801-16283
Franklin Advisers, Inc.	801-26292
Franklin Mutual Advisers, LLC	801-53068
Frontier Capital Management Company, LLC	801-15724
Grantham, Mayo, Van Otterloo & Co. LLC	801-15028
Invesco Advisers, Inc.	801-33949

23

Subadviser	File Number
Jennison Associates LLC	801-5608
John Hancock Asset Management	801-42033
John Hancock Asset Management (North America)	801-61860
Lord Abbett & Co. LLC	801-6997
Marsico Capital Management, LLC	801-54914
Massachusetts Financial Services Company	801-26292
Pacific Investment Management Company LLC	801-48187
Perimeter Capital Management LLC	801-66782
QS Investors, LLC	801-70974
Rainer Investment Management	801-35638
RCM Capital Management	801-56308
SSgA Funds Management, Inc.	801-60103
Templeton Global Advisors Limited	801-42343
Templeton Investment Counsel, LLC	801-15125
T. Rowe Price Associates, Inc.	801-856
UBS Global Asset Management	801-34910
Wellington Management Company, LLP	801-15908
Wells Capital Management, Incorporated	801-21122
Western Asset Management Company	801-8162
Item 32. Principal Underwriters

a.	Name of Investment Company	Capacity In which acting
	John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
	John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
	John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
	John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter

24

a.	Name of Investment Company	Capacity In which acting
	John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
	John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
	John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
	John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
	John Hancock Life Insurance Company Separate Account UV	Principal Underwriter
	John Hancock Variable Life Insurance Company Separate Account S	Principal Underwriter
	John Hancock Variable Life Insurance Company Separate Account U	Principal Underwriter
	John Hancock Variable Life Insurance Company Separate Account V	Principal Underwriter
     John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of JHD LLC have power to act on behalf of JHD LLC: Karen Walsh* (President and Chief Executive Officer), Steve Finch*** (Chairman), Peter Levitt** (Senior Vice President and Treasurer), Declan O’Beirne*** (Chief Financial Officer), Kris Ramdial** (Vice President, Treasurer) and Pamela Schmidt***(General Counsel). The board of managers of JHD LLC (consisting of Edward Eng,** Steve Finch,*** Lynne Patterson,* Chris Walker** and Karen Walsh*) may also act on behalf of JHD LLC.
*   Principal business office is 601 Congress Street, Boston, MA 02210
**   200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5
***   197 Clarendon St., Boston, MA 02116
b. John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng,** Steve Finch,*** Lynne Patterson,* Chris Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.
*     Principal business office is 601 Congress Street, Boston, MA 02210
**   200 Bloor Street East, Toronto, Ontario Canada On M4W 1E5
***   197 Clarendon St., Boston, MA 02116
c. None.
Item 33. Location of Accounts and Records
     All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

25

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By American Century Investment Management, Inc., the subadviser to the Heritage Trust, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By Columbia Management Investment Advisers, LLC, the subadviser to the Mid Cap Value Equity Trust and the Value & Restructuring Trust, at its offices at 100 Federal Street, Boston, MA 02110.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Trust, Fundamental Value Trust, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Active Bond Trust, Total Bond Market Trust A, Total Bond Market Trust B, and the Short-Term Bond Trust, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the All Cap Core Trust, Lifestyle Trusts, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors LP, the subadviser to the Disciplined Diversification Trust, Emerging Markets Value Trust, Small Cap Opportunities Trust and the International Small Company Trust, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Trust, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, Inc. the investment adviser to the Mutual Shares Trust, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Frontier Capital Management, the subadviser to the Smaller Company Growth Trust, at its offices at 99 Summer Street, Boston, MA 02110.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the International Core Trust and U.S. Multi Sector Trust,, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Invesco Advisers, Inc., the subadviser to the Small Cap Opportunities Trust, and the Small Company Growth Trust, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By Jennison Associates LLC, the subadviser to the All Cap Growth Trust and the Capital Appreciation Trust, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Lord Abbett & Co., the subadviser to the All Cap Value Trust, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Trust, at its offices at 1200 17th Street, Denver, Colorado 80202.
By Massachusetts Financial Services Company, the subadviser to the Utilities Trust, at its offices at 500 Boylston Street, Boston, MA 02116.
By John Hancock Asset Management a division of Manulife Asset Management (US) LLC, the subadviser to the Active Bond Trust, Bond Trust, High Income Trust, Short-Term Government Income Trust, Small and the Strategic Income Trust, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, the subadviser to the Lifestyle Trusts, Index 500 Trust, Index 500 Trust B, American Diversification Growth & Income Trust, American Fundamental Holdings Trust, American Global Diversification Trust, Franklin Templeton Founding Allocation Trust, Lifecycle Portfolios, Lifestyle Portfolios, Mid Cap Index Trust, Money Market Trust, Money Market Trust B, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Small Cap Index

26

Trust, Smaller Company Growth Trust, the Total Stock Market Index Trust, Core Allocation Trust, Core Balanced Strategy Trust, Core Balanced Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust and International Index Trust, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By Pacific Investment Management Company LLC, the subadviser to the Global Bond Trust, Real Return Bond Trust, and the Total Return Trust, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Perimeter Capital Management LLC, the subadviser to Smaller Company Growth Trust, at its offices at Five Concourse Parkway, Suite 2725, Atlanta Georgia 30328.
By Rainer Investment Management Inc., the subadviser to the Growth Equity Trust, at its offices at 601 Union Street, Suite 2801, Seattle, Washington 98101.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Trust and the Science & Technology Trust, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Trust A and the International Equity Index Trust B, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity-Income Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, the New Income Trust, the Balanced Trust and the Health Sciences Trust, at its offices at 100 East Pratt Street, Baltimore, MD 21202.
By Templeton Global Advisors Limited, the subadviser to the Global Trust, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Trust, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Trust, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By Wellington Management Company LLP, the subadviser to the Alpha Opportunities Trust, Core Allocation Plus Trust, Investment Quality Bond Trust, Mid Cap Stock Trust, Natural Resources Trust, Small Cap Growth Trust, and the Small Cap Value Trust, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Trust, at its offices at 525 Market St., San Francisco, California 94105.
By Western Asset Management Company, the subadviser to the Floating Rate Income Trust, High Yield Trust, and the U.S. Government Securities Trust, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.
Item 34. Management Services
     Not applicable.
Item 35 Undertakings
     Not Applicable.

27

EXHIBIT INDEX

(a)(69)	Establishment and Designation of Additional Series of Shares of Beneficial Interest dated September 29, 1988 relating to Strategic Equity Allocation Trust

(d)(1)(G)	Amendment to the Amended and Restated Advisory Agreement dated March 26, 2012 to the Amended and Restated Advisory Agreement dated September 30, 2008 regarding Strategic Equity Allocation Trust.

(d)(36)(E)
Amendment to the Subadvisory Agreement dated March 23, 2012 to the Subadvisory Agreement dated April 28, 2006 relating to Strategic Equity Allocation Trust, between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC

(j)	Consents of Independent Public Accounting Firm, PricewaterhouseCoopers LLP

28

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 25th day of April 2012.

JOHN HANCOCK VARIABLE INSURANCE TRUST
By:	/s/Hugh McHaffie
Hugh McHaffie
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie	President	April 25, 2012

Hugh McHaffie	(Chief Executive Officer)

/s/ Charles A. Rizzo	Chief Financial Officer	April 25, 2012

Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee / Director*	April 25, 2012

Charles L. Bardelis

/s/ James R. Boyle *	Trustee / Director*	April 25, 2012

James R. Boyle

/s/ Peter S. Burgess *	Trustee / Director*	April 25, 2012

Peter S. Burgess

/s/ Elizabeth G. Cook *	Trustee / Director*	April 25, 2012

Elizabeth G. Cook

/s/ Grace K. Fey*	Trustee / Director*	April 25, 2012

Grace K. Fey

/s/Theron Steeley Hoffman*	Trustee / Director*	April 25, 2012

Theron Steeley Hoffman

/s/ Hassell H. McClellan *	Trustee / Director*	April 25, 2012

Hassell H. McClellan

/s/ James M. Oates *	Trustee / Director*	April 25, 2012

James M. Oates

/s/Steven M. Roberts*	Trustee / Director*	April 25, 2012

Steven M. Roberts

* By Power of Attorney
/s/Betsy Anne Seel
Betsy Anne Seel
Attorney-In-Fact Pursuant to Power of Attorney Filed February 10, 2011